As filed with the Securities and Exchange Commission on April 22, 2013

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   58

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   124

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330

Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2013

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica LandmarkSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2013. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT INSURED BY FDIC OR ANY	MAY LOSE	NOT A DEPOSIT OF OR
FEDERAL GOVERNMENT AGENCY	VALUE	GUARANTEED BY ANY BANK

The subaccounts available under this policy invest in underlying funds of the Portfolio companies listed below:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AMERICAN FUNDS INSURANCE SERIES® TRUST

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

GE INVESTMENTS FUNDS, INC.

TRANSAMERICA SERIES TRUST

For a complete list of the available subaccounts, please refer to “Appendix - Portfolios Associated with the Subaccounts”. For more information on the underlying funds, please refer to the prospectus for the underlying fund.

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TABLE OF CONTENTS continued

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit —

Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Income LinkSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

—	premium payments; minus
—	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus
—	interest credited in the fixed account; plus
—	accumulated gains in the separate account; minus
—	accumulated losses in the separate account; minus
—	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act

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of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depends on the death benefit option that you select, as follows:

—	1.30% if you choose the Return of Premium Death Benefit
—	1.50% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

—	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2
—	0.30% if you choose the American Funds -Bond Fund - Class 2
—	0.30% if you choose the American Funds - Growth Fund - Class 2
—	0.30% if you choose the American Funds - Growth-Income Fund - Class 2
—	0.30% if you choose the American Funds -International Fund - Class 2
—	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
—	0.20% if you choose the GE Investments Total Return Fund - Class 3
—	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

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—	0.10 % if you choose the TA BlackRock Global Allocation - Service Class

If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Income LinkSM Rider, there is an annual rider fee of 0.90% of the withdrawal base which is charged quarterly during the accumulation phase.

If you elect the Retirement Income MaxSM Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.

If you elect the Retirement Income ChoiceSM 1.6 Rider, there is a rider fee during the accumulation phase of 0.70% to 1.55% (on an annual basis) of the withdrawal base, which is charged quarterly, depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

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ANNUITY PAYMENTS

(THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.

DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

—	Annual Step-Up Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1⁄2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

—	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
—	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

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—	You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.
—	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
—	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”
—	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.
—	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
—	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
—	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.
—	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

—	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage. This feature is called the “Income LinkSM Rider.” If you elect the Income LinkSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix -Designated Investment Options”.) You may lose the benefit of this rider if you take any withdrawal that is not an Income LinkSM rider systematic withdrawal. There is an extra charge for this rider.
—	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income MaxSM Rider.” If you elect the Retirement Income MaxSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
—	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.6 Rider.” If you elect the Retirement Income ChoiceSM 1.6 Rider, you must allocate 100% of your policy value in certain designated investment choices.

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You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2012) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.

INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

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You may check your policy at www.transamericaannuities.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.

You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%

Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit - No Longer Available	0.65%
Annual Step-Up Death Benefit	0.20%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%

Optional Rider Fees: (You may only elect one of the optional riders listed below)
Additional Death Distribution (annual charge based on policy value)	0.25%

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Additional Death Distribution+ (annual charge based on policy value)	0.55%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	0.90%

Income LinkSM Rider (annual charge a - % of withdrawal base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%

Retirement Income MaxSM Rider (annual charge - a % of withdrawal base):
(for riders issued on or after December 12, 2011)
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%

Retirement Income MaxSM Rider (annual charge - a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit (Maximum)	1.75%
Base Benefit (Current)	1.00%

Retirement Income ChoiceSM 1.6 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.6 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%
Current Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.40%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available

5 for LifeSM Rider (annual charge - a % of Total Withdrawal Base)	0.60%
5 for LifeSM with Growth (with additional death benefit)	0.85%
5 for LifeSM with Growth (without additional death benefit)	0.60%

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Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base)
Base Benefit (Single Life)	0.40%
Base Benefit (Joint Life)	0.60%
Additional Benefits available with Income SelectSM for Life Rider
Growth Benefit (Single Life)	0.25%
Growth Benefit (Joint Life)	0.50%
Death Benefit (Single Life)	0.25%
Death Benefit (Joint Life)	0.20%
Income EnhancementSM Benefit (Single Life)	0.15%
Income EnhancementSM (Joint Life)	0.30%
Total Income SelectSM for Life Rider (Single Life) Fees with Highest Combination of Benefits	1.05%
Total Income SelectSM for Life Rider (Joint Life) Fees with Highest Combination of Benefits	1.60%

Retirement Income ChoiceSM Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	1.35%
Base Benefit (Current)	0.60%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	1.75%
Current Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	1.00%

Retirement Income ChoiceSM Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%
Current Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%

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Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.05%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	1.30%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%

Retirement Income ChoiceSM 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.15%
Income EnhancementSM Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.65%
Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	1.90%

Retirement Income ChoiceSM 1.2 Rider (annual charge - a % of withdrawal base):
(for riders issued on or after December 12, 2011)
Base Benefit Open Allocation Option (Maximum)	2.00%
Base Benefit Open Allocation Option (Current)	1.25%
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%

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Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.00%
Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.25%

Retirement Income ChoiceSM 1.2 Rider (annual charge - a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit Open Allocation Option (Maximum)	1.95%
Base Benefit Open Allocation Option (Current)	1.20%
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.15%
Income EnhancementSM Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.65%
Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	1.90%
Optional Guaranteed Minimum Income Benefit Rider Fees - No Longer Available:
Family Income Protector	0.30%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2012 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	1.59%

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The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2012, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income ChoiceSM 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1373
3 Years	$2609
5 Years	$3782
10 Years	$6835
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$653
3 Years	$1979
5 Years	$3332
10 Years	$6835
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1422
3 Years	$2748
5 Years	$3503
10 Years	$6965
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$702
3 Years	$2118
5 Years	$3503
10 Years	$6965

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.

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NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Policy Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, including overnight delivery, duplicate policies; non-sufficient checks on new business; duplicate 1099 and 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%), and the TA BlackRock Global Allocation - Service Class (0.10%) . See EXPENSES.

Liquidity Rider: This fee is only charged for the first four policy years.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The Double Enhanced Death Benefit is not included in the Total since it is no longer available. The death benefits are mutually exclusive.

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Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees:

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Maximum Total Income LinkSM Rider and Retirement Income MaxSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Retirement Income ChoiceSM 1.6 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.6 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income ChoiceSM 1.6 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.6 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available

5 for LifeSM Rider, 5 for LifeSM with Growth Rider and Income SelectSM for Life Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is

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equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.

Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option, Joint Life Option, Income EnhancementSM Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.

Retirement Income ChoiceSM Rider, Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider, Retirement Income ChoiceSM 1.4 Rider and Retirement Income ChoiceSM 1.2 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM Rider, Retirement Income ChoiceSM with Double Withdrawal Benefit Rider, Retirement Income ChoiceSM 1.4 Rider and Retirement Income ChoiceSM 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income ChoiceSM Rider, Retirement Income ChoiceSM with Double Withdrawal Benefit Rider, Retirement Income ChoiceSM 1.4 Rider or Retirement Income ChoiceSM 1.2 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.4 and Retirement Income ChoiceSM 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.4 and Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.4 and Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Optional Guaranteed Minimum Income Benefit Rider Fees - No Longer Available:

Family Income Protector: The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.

Managed Annuity Program: The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25% .

Managed Annuity Program II: A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is

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deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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THE ANNUITY POLICY

This prospectus describes the Transamerica LandmarkSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

—	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
—	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
—	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).

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We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over

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$500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, subject to the limitations described under ADDITIONAL FEATURES - Telephone Transactions. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m., Eastern time. Holidays are generally not business days.

INVESTMENT CHOICES

The Transamerica LandmarkSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

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Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The

27

Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment. Any subsequent premium payments, asset rebalance programs or dollar cost averaging transactions into a closed subaccount will be re-allocated to the remaining available investment choices according to the investment allocation instructions you previously provided. Under asset rebalance programs the value remaining in the closed fund will be excluded from any future rebalancing. The value of the closed fund will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed fund to another investment choice. If you decide to re-allocate the value of the closed fund, you will need to provide us with instructions to achieve your goal.

If you allocate premium to a subaccount that is closed to new investment, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and the premium will be returned.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

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Static Allocation Models

A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.

Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner’s investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.

You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders, transfers and amounts applied to an income option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

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We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

—	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
—	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
—	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are

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considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);
(2)	an adverse effect on portfolio management, such as:
(a)	impeding a portfolio manager’s ability to sustain an investment objective;
(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or
(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and
(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations,

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or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

—	impose redemption fees on transfers; or
—	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
—	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps

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taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund

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portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

EXPENSES

Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
more than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].

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Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1⁄2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Liquidity Rider

If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of adjusted policy value surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

—	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
—	this surrender charge is a percentage of the adjusted policy value surrendered and not a percentage of premium; and
—	under this payment option, there is no surrender charge free amount.

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Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix -Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.

During the accumulation phase:

—	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.
—	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

—	you begin receiving annuity payments;
—	you surrender the policy; or
—	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services you request.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Service Charge

During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at

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surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Administrative Charges

We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

—	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2
—	0.30% if you choose the American Funds - Bond Fund - Class 2
—	0.30% if you choose the American Funds - Growth Fund - Class 2
—	0.30% if you choose the American Funds - Growth-Income Fund - Class 2
—	0.30% if you choose the American Funds - International Fund - Class 2
—	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
—	0.20% if you choose the GE Investments Total Return Fund - Class 3
—	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4
—	0.10 % if you choose the TA BlackRock Global Allocation - Service Class

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+

If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

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We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Income LinkSM Rider Fee

If you elect the Income LinkSM rider, there is an annual rider fee which is currently 0.90% of the withdrawal base which is charged quarterly during the accumulation phase.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income MaxSM Rider Fees

If you elect the Retirement Income MaxSM rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Retirement Income ChoiceSM 1.6 Rider Fees

If you elect the Retirement Income ChoiceSM 1.6 rider, then the rider fee, which is charged quarterly before annuitization, is 1.55%, 1.10% and 0.70% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated

Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.6 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.40%	0.35%
Income EnhancementSM Benefit	0.30%	0.50%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee percentage may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Reduced Fees and Charges

We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.

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Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:

Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES ® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.39%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS ® VARIABLE INSURANCE TRUST	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in

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subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.

TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2012 we received $112,349,723.11 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):

—	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.
—	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
—	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2012, TCI or its affiliates received total revenue sharing payments in the amount of $4,254,521.64 from the following Fund managers and/or subadvisers to participate in TCI’s events: AEGON USA Investment Management • Alliance Bernstein Investments • American Funds • BlackRock Investment Management, LLC. • Fidelity Investments • Franklin Templeton Investments • GE Asset Management • Hanlon Investment Management Inc. • ING Clarion Real Estate Securities • Invesco AIM • Janus Capital • Jennison Associates • Legg Mason Capital Management • Logan Circle Investment Partners • Madison Asset Management • Morgan Stanley Investment Management • Natixis Global Asset Management • Oppenheimer Funds • Pacific Investment Management Company • Wellington Management Company.

Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

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Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.

ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

—	by making a surrender (either a full or partial surrender); or
—	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in

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good order all required information at our Administrative Office. We may defer such payment from the separate account if:

—	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
—	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
—	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica AEGON Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA AEGON Money Market subaccount until the portfolio is liquidated.

Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Surrenders (full and partial), transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial) if the guaranteed interest rates set by the Company for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S = Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject

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to the excess interest adjustment;

G = Is the guaranteed interest rate for the guaranteed period applicable to “S”;

C = Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 0.25%; and

M = Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.

* = multiplication

Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.

There will be no excess interest adjustment on any of the following:

—	surrenders of cumulative interest credited;
—	Nursing Care and Terminal Condition Withdrawal Option surrenders;
—	Unemployment Waiver surrenders;
—	transfers from a Dollar Cost Averaging fixed source;
—	surrenders to satisfy any minimum distribution requirements; and
—	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

—	Any surrenders over $250,000;
—	Certain surrenders on or within 15 days of an address change;
—	Any surrender request made on or within 15 days of an ownership change;
—	Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
—	Any surrender when the Company does not have an originating or guaranteed signature on file;
—	Any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

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ANNUITY PAYMENTS

(THE INCOME PHASE)

You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The latest annuity commencement date generally cannot be after the date specified in your policy unless a later date is agreed to by us. The earliest annuity commencement date is at least 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy).

After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

You must also decide if you want your annuity payments to be guaranteed for the annuitant’s lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period. If your

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policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income (not available for adjusted ages greater than 85 for the No Period Certain and Life with Emergency CashSM options). You may choose between:

—	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime. The last payment will be the payment immediately before the annuitant’s death.
—	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.
—	Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
—	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity (not available for adjusted ages greater than 85). You may choose:

—	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
—	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there

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may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies or we may limit certain options to ensure they comply with the applicable tax law provisions.

NOTE CAREFULLY

IF:

—	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
—	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

—	we may make only one (two, three, etc.) annuity payments.

IF:

—	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
—	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

—	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

—	you choose Life with Emergency CashSM; and
—	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

—	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving

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owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive a lump sum. The guarantees of these death benefits are based on our claims-paying ability.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we may require due proof of death from all beneficiaries before paying the death proceeds. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary’s instructions.

The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death.

When We Pay A Death Benefit

We will pay a death benefit IF:

—	you are both the annuitant and sole owner of the policy; and
—	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

—	you are not the annuitant; and
—	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

—	you are not the annuitant; and
—	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner’s death (who is not the annuitant) the entire interest must be distributed within five years. See the SAI for a more detailed discussion of the distribution requirements under the Code.

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Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

—	you are not the annuitant; and
—	you die on or after the annuity commencement date; and
—	the entire interest in the policy has not been paid;

THEN:

—	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

—	you are the owner and annuitant; and
—	you die after the annuity commencement date; and
—	the annuity payment option you selected did not have or no longer has a guaranteed period;

THEN:

—	no additional payments will be made (there is no death benefit).

NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.

IF:

—	annuity payments are being made under the Life with Emergency CashSM; and
—	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

—	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

—	any surviving owner;
—	primary beneficiary;
—	contingent beneficiary; or
—	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

—	the policy value on the date we receive the required information in good order at our Administrative Office;
—	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
—	minimum required cash value; and
—	the guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

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Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

—	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
—	any premium payments since the date of any policy anniversary with the largest policy value; minus
—	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

—	total premium payments; less
—	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.

This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

Double Enhanced Death Benefit - No Longer Available

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:
—	the total premium payments; less
—	any adjusted partial surrenders;
—	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80
Death Benefit, which is equal to:
—	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
—	any premium payments since the date

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of any monthly anniversary with the largest policy value; minus

—	any adjusted partial surrenders since the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment choices”. There is an extra charge for this death benefit of 0.65% annually.

Designated Investment Choices. If you elected the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Double Enhanced Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts.

Please note:

—	All policy value must be allocated to one or more designated investment choices.
—	You may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.

The Double Enhanced Death Benefit was not available if a guaranteed lifetime withdrawal benefit was chosen.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.

The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.

We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

TAX INFORMATION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.

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Introduction

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the account value over the investment in the policy during each taxable year.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or an employer sponsored retirement program, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan’s provisions and a policy’s provisions, the plan’s provisions will control.

If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.

You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy.

The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

The value of death benefit options and riders elected may need to be considered in calculating minimum required distributions from a qualified plan/or policy.

Taxation of Us

We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

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Tax Status of the Policy

Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The policy owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.

Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting dated and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity starting date, such owner’s surviving spouse is the sole beneficiary, under the nonqualified policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.

The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained

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in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law - e.g., civil union partners and same-sex marriage spouses - may have adverse tax consequences. Consult a tax adviser for more information on this subject.

Taxation of Annuities

The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser. A policy owned by a trust using the grantor’s social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.

Different Individual Owner and Annuitant

If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.

Annuity Starting Date

This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

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Taxation of Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

—	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
—	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Taxation of Surrenders and Partial Withdrawals -Nonqualified Policies

When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy over the “investment in the policy.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.

If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.

The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59 1⁄2; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer’s designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982.

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Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Guaranteed Lifetime Withdrawal Benefits

For policies with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.

Aggregation

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Tax-Free Exchanges

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity policy for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity policy issued in an exchange for another annuity policy is treated as new for purposes of the penalty and distribution at death rules.

If the initial contribution is made as a result of an exchange or surrender of another annuity policy, we may require that you provide information relating to the federal income tax status of the previous annuity policy to us.

Revenue Procedure 2011-38 significantly eases the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the code will not be treated as a distribution from either the old or new policy.

Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long-term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.

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Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. While distributions from qualified policies are not subject to tax, such distributions may be includible in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from you qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.

Taxation of Surrenders and Partial Withdrawals -Qualified Policies

In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. If you do not have any non-deductible purchase payments, your investment in the contract will be treated as zero.

The IRS has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death and/or living benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional death benefit.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1⁄2, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrenders; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are

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deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1⁄2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.

Withholding

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,250,000) and 40% respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a

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United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Foreign Account Tax Compliance Act (“FATCA”)

Beginning in 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Qualified Policies

The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1⁄2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code or to an annuity that is qualified funding asset as defined in the Code Section 130(d) of the Code. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1⁄2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the

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entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1⁄2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following attaining age 59 1⁄2, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1⁄2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions

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may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1⁄2. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Ineligible Owners-Qualified

We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/HR-10 plans and any other types of plans at our sole discretion.

Qualified Plan Distribution

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1⁄2 or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan

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participant) reaches age 70 1⁄2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment. Any payment in excess of your remaining surrender charge free amount may be subject to a surrender charge.

Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender that exceeds the surrender charge free amount while a Systematic Payout Option is in effect, then the Systematic

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Payout Option will terminate. If the request does not exceed the surrender charge free amount, future systematic payment will be recalculated based on the remaining free amounts.

Keep in mind that surrenders under the Systematic Payout Option may be taxable, and if made before age 59 1⁄2, may be subject to a 10% federal penalty tax. There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Rider Grid for Additional Information on each of these riders.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

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The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note:

—	This feature terminates upon annuitization and there is a mandatory annuitization date.
—	We may credit interest in the fixed account at a lower rate if you select this rider.

The Liquidity Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

—	the Additional Death Distribution factor (see below); multiplied by
—	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings are policy gains accrued and not previously withdrawn since the rider date. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

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For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, 0.25% of the policy value is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

—	you cancel it by notifying our Administrative Office in writing,
—	the policy is annuitized or surrendered, or
—	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution.

Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional death benefit amount when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

—	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution + rider fees paid since the rider date.
—	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

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The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 -75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution + benefit is still being offered. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

—	you cancel it by notifying our Administrative Office in writing in good order,
—	the policy is annuitized or surrendered, or
—	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution+ may not be re-elected, if still being offered, for one year.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution+ may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

—	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
—	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant’s spouse if the owner is

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not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances: because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

—	employed full time for at least two years prior to becoming unemployed;
—	employed full time on the policy date;
—	unemployed for at least 60 days in a row at the time of surrender;
—	must have a minimum cash value at the time of surrender of $5,000; and
—	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make certain transactions by telephone upon our receipt of the appropriate authorization.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

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Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

—	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from either the fixed account or money market (see the Dollar Cost Averaging election form).
—	Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

—	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or
—	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

—	any amount in a fixed source will be transferred to the money market investment choice; and
—	any amount in a variable source will remain in that variable investment choice; and
—	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

—	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

—	the additional premium payments will be allocated according to the current payment allocations at the time and will not reactivate a completed Dollar Cost Averaging program. (New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed.)

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IF:

—	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

—	we will, absent new instructions to the contrary, allocate the additional premium among the subaccounts as identified in the previous Dollar Cost Averaging program.

IF:

—	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

—	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment.

A Dollar Cost Averaging program can be used in conjunction with a guaranteed minimum withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset Rebalancing can be used in conjunction with a guaranteed minimum withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the PAM investment choices or OA subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method. There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Income LinkSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.

The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:

—	5 for LifeSM Rider
—	5 for LifeSM with Growth Rider
—	Income SelectSM for Life Rider
—	Retirement Income ChoiceSM Rider
—	Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider
—	Retirement Income ChoiceSM 1.4 Rider
—	Retirement Income ChoiceSM 1.2 Rider

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See Rider Grid for additional information on each of these riders.

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

—	Certain protections under the rider are available only if you hold the rider for ten years.
—	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
—	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)
—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

—	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
—	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
—	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

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—	the guaranteed future value on the rider date; plus
—	a percentage of subsequent premium payments (as described below); less
—	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

—	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
—	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

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Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

—	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
—	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)

Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

—	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
—	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
—	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.

Withdrawals under the guaranteed minimum withdrawal benefit also:

—	reduce your policy value;
—	reduce the guaranteed future value;
—	reduce your death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).

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Maximum Annual Withdrawal Amount. Under this benefit:

—	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

—	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59 1⁄2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.

Please note:

—	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.
—	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.
—	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
—	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a

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50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59 1⁄2. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:

—	the total withdrawal base on the rider date; plus
—	subsequent premium payments; less
—	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:

—	the minimum remaining withdrawal amount on the rider date; plus
—	subsequent premium payments; less
—	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant’s death.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.

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Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA AEGON U.S. Government Securities - Service Class subaccount (which invests in the Transamerica AEGON U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM TA AEGON U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment choices if your policy value is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.

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Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment choices.

Transactions you make also affect the number of PAM transfers including:

—	additional premium payments; and
—	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment choices will occur.

When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as

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time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

—	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
—	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider.

Income LinkSM Rider

You may elect to purchase the optional Income LinkSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage (see Withdrawal Options and Percentages section below); and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income LinkSM rider for a qualified policy. The date this rider is added to your policy is the “rider date.” You choose the date of the first Income LinkSM rider systematic withdrawal, which is the Income LinkSM rider start date. If you elect the Income LinkSM rider

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you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Income LinkSM Rider - Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each Income LinkSM rider withdrawal year (first as systematic withdrawals from your policy value and, if necessary, as systematic payments from us), beginning on the Income LinkSM rider start date and lasting until the annuitant’s death (unless a non-Income LinkSM rider systematic withdrawal reduces your withdrawal base to zero; see Withdrawal Base Adjustments below). The first Income LinkSM rider withdrawal year begins on the Income LinkSM rider start date and each successive Income LinkSM rider withdrawal year begins thereafter on each anniversary of that date.

Income LinkSM Rider – Systematic Withdrawals. In order to begin receiving Income LinkSM rider systematic withdrawals, you must elect the withdrawal option and frequency (monthly, quarterly, semi-annually or annually) through which you will receive the Income LinkSM rider systematic withdrawals (for qualified policies you will also have to elect whether or not to receive your minimum required distribution amount as calculated herein). Any change to the frequency of your Income LinkSM rider systematic withdrawals will take effect at the beginning of the next Income LinkSM rider withdrawal year. Any other withdrawal, regardless of amount or timing, is a non-Income LinkSM rider systematic withdrawal. See Withdrawal Base Adjustments below.

Of course, you can always withdraw any amount up to your cash value pursuant to your rights under the policy at your discretion however, withdrawals other than Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will reduce the withdrawal base. See the “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted

Partial Surrenders - Income LinkSM Rider” for an example showing the effect of a hypothetical withdrawal in more detail.

Please note:

—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider to allow for Income LinkSM rider systematic withdrawals from your policy value each Income LinkSM rider withdrawal year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount or on a non-systematic basis, because such withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
—	Depending on which withdrawal option you elect, your withdrawal percentage will decrease after second, third, fourth, fifth, sixth or seventh withdrawal year.
—	The longer you wait to start taking Income LinkSM rider systematic withdrawals under the rider, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
—	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular Income LinkSM rider systematic withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

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—	All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
—	Any withdrawal that is not an Income LinkSM rider systematic withdrawal (or certain minimum required distributions) will decrease the withdrawal base; the impact may be on a greater than dollar-for-dollar basis.
—	During any Income LinkSM rider withdrawal year, if there is a withdrawal base adjustment, the remaining rider withdrawal amount and the Income LinkSM rider systematic withdrawal amount will increase or decrease by the same percentage as the withdrawal base.
—	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Income LinkSM rider terminates and all benefits thereunder cease.
—	The only way to receive withdrawals (either Income LinkSM rider systematic withdrawals or minimum required distributions) without causing an adjustment to the withdrawal base is to use the Income LinkSM rider systematic withdrawal programs.

Like all withdrawals, Income LinkSM rider systematic withdrawals while this rider is in effect also:

—	reduce your policy value;
—	reduce the amount you can withdraw “adjustment free” as a minimum required distribution;
—	reduce your base policy death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties; and
—	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount systematically each Income LinkSM rider withdrawal year from your policy value without causing an adjustment. See Withdrawal Base Adjustments below. You must use a systematic withdrawal program to withdraw your rider withdrawal amount. Such withdrawals are Income LinkSM rider systematic withdrawals. Any withdrawal other than an Income LinkSM rider systematic withdrawal is considered a non-Income LinkSM rider systematic withdrawal and will result in a withdrawal base adjustment (except for certain minimum required distributions, see Minimum Required Distribution below).

The annual rider withdrawal amount is zero until the Income LinkSM rider start date. On the Income LinkSM rider start date and at the beginning of each Income LinkSM rider withdrawal year thereafter, the annual rider withdrawal amount is equal to the applicable withdrawal percentage (based on the withdrawal option you elect) multiplied by the withdrawal base. During any Income LinkSM rider withdrawal year, the rider withdrawal amount and Income LinkSM rider systematic withdrawal amount may be adjusted up or down as described in the Withdrawal Base Adjustment below.

Minimum Required Distribution: Prior to the Income LinkSM rider start date, the systematic withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment. After the Income LinkSM rider start date, the withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment to the withdrawal base; however, it must be withdrawn pursuant to an Income LinkSM rider systematic withdrawal program whereby you will receive your Income LinkSM rider systematic withdrawals and any remaining minimum required distribution amount as calculated herein distributed at the end of the applicable calendar year (not at the end of the applicable rider year).

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If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, you can withdraw via a systematic withdrawal option, an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years). Minimum required distribution amounts calculated as set forth above and taken via a systematic withdrawal option will not cause an adjustment under this provision of the rider. Any withdrawal during a calendar year will reduce the withdrawal base adjustment free minimum required distribution amount for that year.

Please note: If you want to change the mode of the systematic withdrawal through which you are receiving your “adjustment free” minimum required distribution, your change will not take effect until the next anniversary of your systematic withdrawal program. Likewise, if you stop a systematic withdrawal program you cannot restart a new systematic program until the date that would have been the anniversary of the systematic withdrawal program you stopped. (For example, if you started a monthly systematic withdrawal program to receive your “adjustment free” minimum required distribution amount on August 19th, and stopped it on December 21st of that same year, you could not restart a new systematic withdrawal program until August 19th of the following year.)

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.

Please note:

—	The rider withdrawal amount will be zero until the Income LinkSM rider start date, however, you will still be charged a rider fee prior to this time.
—	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during an Income LinkSM rider withdrawal year for withdrawal in a future Income LinkSM rider withdrawal year. This means that if you do not take the entire rider withdrawal amount during an Income LinkSM rider withdrawal year, you cannot take more than the rider withdrawal amount in the next Income LinkSM rider withdrawal year and maintain the rider’s guarantees.
—	Non-Income LinkSM rider systematic withdrawals may cause you to lose the benefit of the rider.
—	All policy value must be allocated to a limited number of specified funds. (See “ Appendix - Designated Investment Options.”)

Withdrawal Options and Percentages. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the withdrawal option you select. The withdrawal percentages, categorized by withdrawal option, are as follows:

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Withdrawal Option - number years at increased rate	Withdrawal Percentage - Single Life Option	Withdrawal Percentage - Joint Life Option
7 years	5% for 7 years and 4% thereafter	4.5% for 7 years and 3.5% thereafter
6 years	6% for 6 years and 4% thereafter	5.5% for 6 years and 3.5% thereafter
5 years	7% for 5 years and 4% thereafter	6.5% for 5 years and 3.5% thereafter
4 years	8% for 4 years and 4% thereafter	7.5% for 4 years and 3.5% thereafter
3 years	9% for 3 years and 4% thereafter	8.5% for 3 years and 3.5% thereafter
2 years	10% for 2 years and 4% thereafter	9.5% for 2 years and 3.5% thereafter

Please note, once established, the withdrawal percentage will not increase.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to non-Income LinkSM rider systematic withdrawals.

Please note:

—	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
—	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greater of:

—	current withdrawal base or;
—	the Automatic Step-up amount (see Automatic Step-Up below).

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no non-Income LinkSM rider systematic withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, no automatic step-up will occur.

The rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Please note:

—	The withdrawal base “steps-up” on rider anniversaries whereas a Income LinkSM rider withdrawal year begins on the Income LinkSM rider start date and each anniversary thereof.
—	If an automatic step-up occurs, your remaining rider withdrawal amount and Income LinkSM rider systematic withdrawal amount is proportionally increased for the remainder of that Income LinkSM rider withdrawal year.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up

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occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Premium additions will increase the withdrawal base on a dollar-for-dollar basis. See Automatic Step-Up above for a description of how automatic step-ups increase the withdrawal base.

Income LinkSM rider systematic withdrawals up to the rider withdrawal amount will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals will reduce the withdrawal base, however, by the greater of the dollar amount of the withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income LinkSM Rider” for examples showing the effect of hypothetical withdrawals in more detail. The effect of a negative adjustment is amplified if the policy value is less than the withdrawal base. See the “Appendix - Guaranteed Lifetime Benefit Adjustment Partial Surrenders - Income LinkSM Rider” for examples showing the effect of hypothetical non-Income LinkSM rider systematic withdrawals in more detail, including a non-Income LinkSM rider systematic withdrawal that reduces the withdrawal base by a pro rata amount. Withdrawal base adjustments occur immediately following premium additions or non-Income LinkSM rider systematic withdrawals. If you take a non-Income LinkSM rider systematic withdrawal that reduces your policy value (and withdrawal base) to zero, then the Income LinkSM rider will terminate and you will lose all its benefits.

Please Note: We do not monitor for non-Income LinkSM rider systematic withdrawals or notify you of withdrawal base adjustments. If you take a non-Income LinkSM rider systematic withdrawal please note your Income LinkSM rider systematic withdrawal amount will be reduced.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Income LinkSM Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Following the fifth rider anniversary you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

—	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
—	We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Income LinkSM Rider - Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to

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continue the policy). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

—	The withdrawal percentage for each withdrawal option is lower if you elect this option.
—	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.
—	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
—	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
—	This option may not be permitted in the case of non-natural owners.

Income LinkSM Rider Fees

Income LinkSM Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and non-Income LinkSM rider systematic withdrawals during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the applicable “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base.

The quarterly fee is calculated by multiplying (A) by

(B) by (C), where:

(A)	is the withdrawal base;
(B)	rider fee percentage; and
(C)	is the number of (remaining) days in
the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter

rider fee assuming an initial withdrawal base of

$100,000.

= 100,000*0.009*(91/365)

=900*(91/365)

=$224.38

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the first rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

—	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage will remain the same).

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Rider Fee Adjustment for Withdrawal Base Adjustments. A rider fee adjustment will also be calculated for subsequent premium payments and non-Income LinkSM rider systematic withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider.

Example 2: Calculation for the first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for an additional premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $100,000. The fee adjustment is:

=10,000*0.009*(20/365)

= 90*(20/365)

= $4.93

Total fee assessed at the end of the first rider quarter (assuming no further fee adjustments):

= 4.93 + 224.38

=$229.31

Income LinkSM Rider Issue Requirements

The Company will not issue the Income LinkSM rider unless:

—	the annuitant is at least 55 years old and not yet 81 years old (lower if required by state law);
—	the annuitant is also an owner (except in the case of non-natural owners);
—	there are no more than two owners; and
—	if the joint life option is elected, the annuitant’s spouse is at least 55 years old and not yet 81 years old (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner). The use of the joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Income LinkSM rider will terminate upon the earliest of the following:

—	the date we receive written notice from you requesting termination of the rider if such notice is received by us following the fifth rider anniversary;
—	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
—	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of annuity payments equals the policy value on the maximum annuity commencement date, the annuitant’s beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.

The Income LinkSM rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income LinkSM rider.

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Retirement Income MaxSM Rider

You may elect to purchase the optional Retirement Income MaxSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income MaxSM rider for a qualified policy. If you elect the Retirement Income MaxSM rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income MaxSM – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse’s if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
—	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
—	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

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—	All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
—	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
—	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
—	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income MaxSM rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

—	reduce your policy value;
—	reduce your base policy death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties; and
—	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

—	the rider withdrawal amount described above; or
—	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for an example showing the effect of a minimum required distribution amount.

If your policy value reaches zero:

—	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required

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distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.

—	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:

—	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
—	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	All policy value must be allocated to a limited number of specified funds. (See “Appendix - Designated Investment Options.”)

For riders issued on or after December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.30%	3.80%
65-79	5.30%	4.80%
≥ 80	6.30%	5.80%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued before December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.5%	4.10%
65-74	5.5%	5.10%
≥ 75	6.5%	6.10%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent

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rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

—	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
—	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

—	current withdrawal base;
—	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
—	the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).

See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income MaxSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary the rider fee percentage may increase (or decrease) up to 75 basis points (0.75%) at the time of any automatic step-up (but will not exceed the maximum rider fee percentage in the fee table), i.e., the rider fee percentage is reset to the rider fee percentage then associated with newly issued riders.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which

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the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income MaxSM Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

—	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
—	We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Retirement Income MaxSM – Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

—	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.
—	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the

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annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

—	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
—	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
—	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
—	This option may not be permitted in the case of certain non-natural owners.

Retirement Income MaxSM Rider Fees

For riders issued on or after December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

=100,000*0.0125*(91/365)

=1,250*(91/365)

=$311.64

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

—	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for an additional premium payment of $10,000 made with 20

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days remaining in the first rider quarter. The withdrawal base change equals $10,000. The fee adjustment is:

= 10,000*0.0125*(20/365)

= 125*(20/365)

= $6.85

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= 6.85 + 311.64

= $318.49

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

For riders issued before December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

= 100,000*0.01(91/365)

= 1,000*(91/365)

= $249.32

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

—	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for an additional premium payment of $10,000 made with 20

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days remaining in the first rider quarter. The withdrawal base change equals $10,000. The fee adjustment is:

= 10,000*0.01(20/365)

= 100*(20/365)

= $5.48

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= 5.48 + 249.32

= $254.80

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income MaxSM Rider Issue Requirements

The Company will not issue the Retirement Income MaxSM rider unless:

—	the annuitant is not yet age 86 (lower if required by state law);
—	the annuitant is also an owner (except in the case of non-natural owners);
—	there are no more than two owners; and
—	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Retirement Income MaxSM rider will terminate upon the earliest of the following:

—	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
—	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
—	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income MaxSM rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income MaxSM rider.

Retirement Income ChoiceSM 1.6 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices. The tax rules for qualified policies may limit the value of this rider. Please

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consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.6 rider for a qualified policy. If you elect the Retirement Income ChoiceSM 1.6 rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income ChoiceSM 1.6 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Please note:

—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
—	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand,

the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

—	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
—	All policy value must be allocated to a limited number of specified investment choices. You should consult with your registered representative to assist you in determining whether these investment choices are suited for your financial needs and risk tolerance.
—	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
—	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
—	Any withdrawal will reduce your rider death benefit (if applicable).
—	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income ChoiceSM 1.6 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

—	reduce your policy value;
—	reduce your base policy death benefit and other benefits;

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—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties; and
—	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

—	the rider withdrawal amount described above; or
—	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.

Please note:

—	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
—	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	All policy value must be allocated to a limited number of specified funds. (See “ Appendix - Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the

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annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-79	5.0%	4.5%
≥ 80	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

—	We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
—	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

—	Current withdrawal base;
—	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
—	The policy value on any monthiversarySM, including the current rider anniversary (see Automatic Step-Up below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

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Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options in the corresponding designated allocation groups approved for the Retirement Income ChoiceSM 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts.

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Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

—	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
—	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date the Company receives all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.

Please note:

—	Resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
—	Resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
—	Policy owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.

Retirement Income ChoiceSM 1.6 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

—	Death Benefit;
—	Joint Life; and
—	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income ChoiceSM 1.6 Rider Fees below.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will

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be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.

Rider Death Benefit. The rider death benefit on the rider date is the policy value. After the rider date, the rider death benefit is equal to:

—	the rider death benefit on the rider date; plus
—	subsequent premium payments; less
—	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

—	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
—	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
—	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
—	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
—	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy).

Please note:

—	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

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—	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.
—	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
—	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
—	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
—	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
—	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
—	This option may not be permitted in the case of certain non-natural owners.

3. Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

—	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
—	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
—	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
—	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
—	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

—	It is operated pursuant to the laws of the jurisdiction in which it is located;
—	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
—	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
—	It is supervised by a staff of one or more licensed physicians; and
—	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

—	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;
—	It provides care performed or supervised by a registered graduate nurse;
—	It provides room and board accommodations;
—	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
—	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
—	It maintains a clinical record of each patient.

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A Qualifying Nursing Facility does not include:

—	Assisted living facilities or residential care facilities;
—	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
—	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
—	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
—	A rehabilitation hospital or basic care facilities;
—	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
—	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income ChoiceSM 1.6 Fees

Retirement Income ChoiceSM 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;
(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses assumed policy values as follows: Group A - $50,000; Group B - $30,000; and Group C - $20,000:

Example 1: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base of 100,000.

= 100,000 * [(50,000*0.0155) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)

= 100,000 * (775 + 330 + 140) / 100,000 * (91/365)

= 100,000 * 1,245/100,000 * (91/365)

= 1,245 * (91/365)

= $310.40

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

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Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

—	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
—	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base from Example 1 above, plus an adjustment for an additional premium payment of $10,000 made with

20 days remaining in the first rider quarter (allocated as in Example 1). the withdrawal base change equals $10,000. The fee adjustment is:

= 10,000 * [(5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (20/365)

= 10,000 * (77.50 + 33 + 14) / 10,000 * (20/365)

= 10,000 * 124.50/100,000 * (91/365)

= 124.50 * (91/365)

= $6.82

Total fee assessed at end of first rider quarter (assuming no further fee adjustments):

= 6.82 + 310.40

= $317.22

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 3: Calculation for $5,000 fund transfer from Group A (with $3,000 going into Group B and $2,000 into Group C) occurring during second quarter with 25 days remaining in the rider quarter, assuming:

Withdrawal Base = $104,590.16     Policy Value = $90,000

= 104,590.16 * [(-5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (25/365)

= 104,590.16 * (-77.50 + 33 + 14) / 90,000 * (25/365)

= 104,590.16 * -30.50/90,000 * (25/365)

= -35.44 * (25/365)

= $-2.43

Total fee assessed at end of the second rider quarter

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(assuming no further rider fee adjustments):

= 310.40 - 2.43

= + $307.97

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.6 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.6 rider unless:

—	the annuitant is not yet age 86 (lower if required by state law);
—	the annuitant is also an owner (except in the case of non-natural owners);
—	there are no more than two owners; and
—	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner). The use of the joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Retirement Income ChoiceSM 1.6 rider and any additional options will terminate upon the earliest of the following:

—	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
—	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
—	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider death benefit if elected, on the maximum annuity commencement date, the annuitant’s beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.6 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.6 rider.

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OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There maybe limitations on your ability to change the ownership of a qualified plan. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.;

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and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. However, in certain cases where applications or transaction requests are transmitted electronically through or by a broker/dealer, “receipt” can mean the point in time when the application or transaction request is electronically transmitted by the broker/dealer (or other financial intermediary), provided that we actually receive the application or transaction request promptly and in good order. We reserve the right to reject electronic transactions that do not meet our requirements.

Regulatory Modifications to Policy

We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.

Certain Offers

We may pay you more than your current cash value for your voluntary participation in certain offerings. We will notify you of the terms of any such offers.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in

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certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties

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and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that result from these examinations will have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

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State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

The Funds

At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.

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Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7.2% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other

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expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2012, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $15,000 to $500,000, and payments of between

0.10% and 0.50% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2012, we and/or TCI had such “preferred product” arrangements with the following selling firms:

AXA Advisors LLC • BBVA Compass Investment Solutions, Inc. • CCO Investment Services Corp. • Centarus Financial Inc. • CFD Investments, Inc. • Citi AUM • Equity Services Inc. • Financial Network Invest Corporation • FSC Securities Corporation • Gary Goldberg & Co., Inc. • Genworth Financial Investment Services • Hantz Financial Services Inc. • Huntington Investment Company • ING Financial Partners • Invest Financial Corporation • Investacorp, Inc. • Investment Centers Of America • Investors Capital Corporation • James T. Borello & Company • LPL Financial • M&T Securities Inc. • Merrill Lynch Insurance Group • Morgan Keegan and Company, Inc. • Morgan Stanley Smith Barney • Multi Financial Securities Corporation • National Planning Corporation • Park Avenue Securities, LLC • Primevest Financial Services, Inc. • Raymond James and Associates • Raymond James Financial Group • Royal Alliance Associaties, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments Inc. • SunTrust Investments Services, Inc. • The Investment Center, Inc. • Transamerica Financial Advisors • UBS Financial Services, Inc. • US Bancorp Investments Inc. • Valmark Securities Inc. • VSR Financial Services, Inc. • Wells Fargo Advisors • Wells Fargo Wealth Brokerage

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During 2012, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Amount Paid
Name of Firm	in 2012
Morgan Stanley Smith Barney	$2,003,689.04
LPL Financial LLC	$1,924,042.41
Wells Fargo Wealth Brokerage	$1,376,759.89
Wells Fargo Advisors	$1,159,816.33
Transamerica Financial Advisors	$893,174.56
Merrill Lynch Insurance Group	$800,000.00
UBS Financial Services	$608,490.41
National Planning Corporation	$450,837.53
Raymond James Financial Group	$416,210.11
CCO Investment Services Corp.	$410,513.53

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Financial Statements for Merrill Lynch
Appendix - Condensed Financial Information
Appendix - Merrill Lynch Condensed Financial Information
Appendix - Huntington Condensed Financial Information

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APPENDIX

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income ChoiceSM 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES ® TRUST
American Funds - Asset Allocation Fund - Class 2	American Funds - Asset Allocation Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond Fund - Class 2	American Funds - Bond Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth Fund - Class 2	American Funds - Growth Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income Fund - Class 2	American Funds - Growth-Income Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International Fund - Class 2	American Funds - International Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund ® Portfolio – Service Class 2	Fidelity VIP Contrafund ® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST(2)
TA AEGON High Yield Bond - Service Class	Transamerica AEGON High Yield Bond VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA AEGON Money Market - Service Class(3)	Transamerica AEGON Money Market VP – Service Class(3)	AEGON USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of capital.
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	Transamerica AEGON Active Asset Allocation - Moderate VP - Service Class	AEGON USA Investment Management, LLC

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PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
Investment Objective: Capital appreciation and current income.
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	Transamerica AEGON Active Asset Allocation - Conservative VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA AEGON Tactical Vanguard ETF - Growth - Service Class	Transamerica AEGON Active Asset Allocation - Moderate Growth VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA AEGON U.S. Government Securities - Service Class	Transamerica AEGON U.S. Government Securities VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA AllianceBernstein Dynamic Allocation - Service Class	Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA BNP Paribas Large Cap Growth - Service Class(4)	Transamerica BNP Paribas Large Cap Growth VP – Service Class(4)	BNP Paribas Asset Management, Inc.(4)
Investment Objective: High total return.
TA Barrow Hanley Dividend Focused - Service Class(5)	Transamerica Barrow Hanley Dividend Focused VP – Service Class(5)	Barrow, Hanley, Mewhinney, and Strauss, LLC(5)
Investment Objective: Long-term capital growth.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA Hanlon Income - Service Class	Transamerica Hanlon Income VP – Service Class	Hanlon Investment Management, Inc.
Investment Objective: Conservative stability.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor’s 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.

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PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP – Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Real Return TIPS - Service Class	Transamerica PIMCO Real Return TIPS VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA PIMCO Tactical - Balanced - Service Class(6)	Transamerica PIMCO Tactical – Balanced VP – Service Class(6)	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class(7)	Transamerica PIMCO Tactical – Conservative VP – Service Class(7)	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class(8)	Transamerica PIMCO Tactical – Growth VP – Service Class(8)	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.

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PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class(9)	Transamerica TS&W International Equity VP – Service Class(9)	Thompson, Siegel & Walmsley, LLC(9)
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA Vanguard ETF - Aggressive Growth - Service Class(10)	Transamerica Vanguard ETF Portfolio - Aggressive Growth VP - Service Class(10)	AEGON USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Vanguard ETF - Balanced - Service Class(11)	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class(11)	AEGON USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class(12)	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class(12)	AEGON USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class(13)(14)	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class(13)(14)	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA WMC Diversified Growth - Service Class	Transamerica WMC Diversified Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.

(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholder that purchased the policy before May 1, 2003.
(3)	There can be no assurance that the Transamerica AEGON Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA AEGON Money Market - Service Class subaccount may become extremely low and possibly negative.
(4)	Formerly known as Transamerica Multi Managed Large Cap Core VP and formerly subadvised by Morgan Stanley Investment Management Inc and Invesco Advisers, Inc.
(5)	Formerly known as Transamerica BlackRock Large Cap Value VP and formerly subadvised by BlackRock Investment Management, LLC.
(6)	Formerly known as Transamerica Hanlon Balanced VP and formerly subadvised by Hanlon Investment Management, Inc.
(7)	Formerly known as Transamerica Hanlon Growth and Income VP formerly subadvised by Hanlon Investment Management, Inc.
(8)	Formerly known as Transamerica Hanlon Growth VP formerly subadvised by Hanlon Investment Management, Inc.
(9)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP and formerly subadvised by Morgan Stanley Investment Management Inc.
(10)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.
(11)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(12)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(13)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.
(14)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.

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CLOSED INVESTMENT OPTIONS:

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital growth.
JANUS ASPEN SERIES
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Capital appreciation.

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA Systematic Small/Mid Cap Value - Initial Class	Transamerica Systematic Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.

The following subaccounts are only available to owners that held an investment in these subaccounts on December 12, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 12, 2011, that owner may not reinvest in those subaccounts.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund – Series II Shares(1)	Invesco V.I. Value Opportunities Fund – Series II Shares(1)	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund – Series II Shares(2)	Invesco V.I. American Franchise Fund – Series II Shares(2)	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Large Cap Growth Portfolio – Class B	AllianceBernstein Large Cap Growth Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Reasonable income with a potential for capital appreciation.

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— (Continued)

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Mutual Shares Securities Fund - Class 2	Mutual Shares Securities Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation with income as secondary goal.
JANUS ASPEN SERIES
Janus Aspen – Enterprise Portfolio – Service Shares	Janus Aspen – Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Aspen – Global Research Portfolio – Service Shares(3)	Janus Aspen – Global Research Portfolio – Service Shares(3)	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Total Return.

(1)	Formerly known as Invesco Van Kampen V.I. Value Opportunities Fund.
(2)	Formerly known as Invesco Van Kampen V.I. American Franchise Fund.
(3)	Formerly known as Janus Aspen - Worldwide Portfolio.

Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2	Franklin Income Securities Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: Maximize income while maintaining prospects for capital appreciation.
Templeton Foreign Securities Fund - Class 2	Templeton Foreign Securities Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Capital appreciation.

115

APPENDIX

DESIGNATED INVESTMENT OPTIONS

The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.

	Double Enhanced Death Benefit (1)	Income LinkSM Rider	Retirement Income MaxSM Rider	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider Designated Allocation Groups
Funds			Before 12/12/11	After 12/12/11	A	B	C
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	✓
American Funds - Asset Allocation Fund - Class 2	✓
American Funds - Bond Fund - Class 2	✓	✓	✓	✓			✓
Fidelity VIP Balanced Portfolio - Service Class 2	✓
GE Investments Total Return Fund - Class 3	✓
TA AEGON Money Market - Service Class	✓	✓	✓	✓			✓
TA AEGON Tactical Vanguard ETF - Balanced - Service Class			✓	✓		✓
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	✓	✓	✓	✓			✓
TA AEGON Tactical Vanguard ETF - Growth - Service Class					✓
TA AEGON U.S. Government Securities - Service Class	✓	✓	✓	✓			✓
TA AllianceBernstein Dynamic Allocation - Service Class	✓	✓	✓				✓
TA Asset Allocation - Conservative - Service Class	✓	✓	✓	✓			✓
TA Asset Allocation - Moderate - Service Class	✓		✓	✓		✓
TA Asset Allocation - Moderate Growth - Service Class	✓				✓
TA BlackRock Tactical Allocation - Service Class						✓
TA International Moderate Growth - Service Class	✓				✓
TA JPMorgan Core Bond - Service Class		✓	✓	✓			✓
TA JPMorgan Tactical Allocation - Service Class		✓	✓	✓			✓
TA Janus Balanced - Service Class					✓
TA Legg Mason Dynamic Allocation - Balanced - Service Class			✓	✓		✓
TA Legg Mason Dynamic Allocation - Growth - Service Class					✓
TA Market Participation Strategy - Service Class			✓	✓		✓
TA Multi-Managed Balanced - Service Class	✓
TA PIMCO Real Return TIPS - Service Class		✓	✓	✓			✓
TA PIMCO Tactical - Balanced - Service Class				✓		✓
TA PIMCO Tactical - Conservative - Service Class		✓		✓			✓
TA PIMCO Tactical - Growth - Service Class					✓
TA PIMCO Total Return - Service Class	✓	✓	✓	✓			✓
TA Vanguard ETF - Balanced - Service Class	✓		✓	✓		✓
TA Vanguard ETF - Conservative - Service Class	✓	✓	✓	✓			✓

116

	Double Enhanced Death Benefit (1)	Income LinkSM Rider	Retirement Income MaxSM Rider	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider Designated Allocation Groups
Funds			Before 12/12/11	After 12/12/11	A	B	C
TA Vanguard ETF - Growth - Service Class	✓				✓
Fixed Account	✓	✓	✓	✓			✓

(1)	The Double Enhanced Death Benefit is no longer available on new policies.

117

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2012. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.021542	$1.068724	46,164.191
Subaccount Inception Date May 1, 2002	2011	$1.022413	$1.021542	526,446.810
	2010	$0.963561	$1.022413	531,893.499
	2009	$0.790338	$0.963561	531,590.170
	2008	$1.000000	$0.790338	104,680.989
TA Asset Allocation - Moderate - Service Class	2012	$0.986736	$1.050752	9,027.685
Subaccount Inception Date May 1, 2002	2011	$1.007920	$0.986736	426,857.029
	2010	$0.937563	$1.007920	478,251.510
	2009	$0.761131	$0.937563	777,986.243
	2008	$1.000000	$0.761131	759,633.983
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.931090	$1.002978	413,859.639
Subaccount Inception Date May 1, 2002	2011	$0.976071	$0.931090	1,013,995.665
	2010	$0.889620	$0.976071	1,160,664.773
	2009	$0.712762	$0.889620	790,528.677
	2008	$1.000000	$0.712762	389,732.455
TA International Moderate Growth - Service Class	2012	$0.835545	$0.917245	17,010.561
Subaccount Inception Date May 1, 2006	2011	$0.925739	$0.835545	17,104.639
	2010	$0.860297	$0.925739	18,003.731
	2009	$0.681505	$0.860297	19,091.078
	2008	$1.000000	$0.681505	0.000
TA PIMCO Total Return - Service Class	2012	$1.114428	$1.167289	317,212.857
Subaccount Inception Date May 1, 2002	2011	$1.077556	$1.114428	328,287.611
	2010	$1.032354	$1.077556	258,699.142
	2009	$0.913723	$1.032354	101,995.049
	2008	$1.000000	$0.913723	0.000
TA Efficient Markets - Service Class	2012	$1.247569	$1.366201	5,761.034
Subaccount Inception Date November 10, 2008	2011	$1.306699	$1.247569	5,792.898
	2010	$1.191252	$1.306699	5,824.934
	2009	$1.035492	$1.191252	5,857.152
	2008	$1.000000	$1.035492	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.098433	$1.204937	0.000
Subaccount Inception Date May 1, 2002	2011	$1.084596	$1.098433	0.000
	2010	$0.896936	$1.084596	0.000
	2009	$0.729646	$0.896936	0.000
	2008	$1.000000	$0.729646	0.000

118

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Service Class	2012	$0.926704	$0.904471	11,071.970
Subaccount Inception Date April 8, 1991	2011	$0.949305	$0.926704	11,133.207
	2010	$0.972509	$0.949305	11,718.410
	2009	$0.996216	$0.972509	205,776.524
	2008	$1.000000	$0.996216	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.111300	$1.137353	0.000
Subaccount Inception Date May 13, 1994	2011	$1.061135	$1.111300	0.000
	2010	$1.043081	$1.061135	0.000
	2009	$1.025589	$1.043081	0.000
	2008	$1.000000	$1.025589	0.000
TA Vanguard ETF - Balanced - Service Class	2012	$0.989269	$1.046565	0.000
Subaccount Inception Date May 1, 2008	2011	$0.998799	$0.989269	421,016.513
	2010	$0.924430	$0.998799	423,344.915
	2009	$0.812728	$0.924430	455,585.217
	2008	$1.000000	$0.812728	0.000
TA Vanguard ETF - Growth - Service Class	2012	$0.918034	$0.999482	1,355,737.959
Subaccount Inception Date May 1, 2008	2011	$0.951266	$0.918034	463,518.460
	2010	$0.862408	$0.951266	464,384.753
	2009	$0.717267	$0.862408	448,930.578
	2008	$1.000000	$0.717267	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.244742	$1.374618	46,933.885
Subaccount Inception Date November 10, 2008	2011	$1.317934	$1.244742	47,193.448
	2010	$1.226543	$1.317934	49,674.121
	2009	$1.011675	$1.226543	52,674.226
	2008	$1.000000	$1.011675	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.963674	$1.079898	22,964.379
Subaccount Inception Date May 1, 2008	2011	$1.026512	$0.963674	23,101.307
	2010	$0.893065	$1.026512	23,905.985
	2009	$0.661459	$0.893065	52,520.293
	2008	$1.000000	$0.661459	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.291113	$1.449117	84,912.448
Subaccount Inception Date November 10, 2008	2011	$1.347141	$1.291113	88,557.826
	2010	$1.253768	$1.347141	92,509.807
	2009	$0.989022	$1.253768	121,575.675
	2008	$1.000000	$0.989022	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.087157	$1.229207	0.000
Subaccount Inception Date November 19, 2009	2011	$1.102698	$1.087157	0.000
	2010	$1.007062	$1.102698	0.000
	2009	$0.989756	$1.007062	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.062133	$1.089096	0.000
Subaccount Inception Date November 19, 2009	2011	$1.028491	$1.062133	0.000
	2010	$0.992791	$1.028491	0.000
	2009	$1.000877	$0.992791	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.008535	$1.102725	6,717.500
Subaccount Inception Date November 19, 2009	2011	$1.068314	$1.008535	6,762.180
	2010	$1.002704	$1.068314	6,807.003
	2009	$0.988788	$1.002704	0.000
TA Vanguard ETF - Conservative - Service Class	2012	$1.072630	$1.116124	0.000
Subaccount Inception Date November 19, 2009	2011	$1.065040	$1.072630	0.000
	2010	$0.997153	$1.065040	0.000
	2009	$0.999934	$0.997153	0.000

119

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.037662	$1.071415	0.000
Subaccount Inception Date August 16, 2010	2011	$1.045621	$1.037662	0.000
	2010	$1.000000	$1.045621	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.004699	$1.047037	0.000
Subaccount inception date December 9, 2011	2011	$1.000000	$1.004699	0.000

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class	2012	$1.463492	$1.553164	6,961,840.689
Subaccount Inception Date May 1, 2002	2011	$1.443418	$1.463492	7,773,681.802
	2010	$1.341624	$1.443418	7,255,665.870
	2009	$1.084764	$1.341624	7,543,940.535
	2008	$1.393535	$1.084764	8,647,551.535
	2007	$1.326374	$1.393535	6,358,499.510
	2006	$1.227011	$1.326374	4,017,609.120
	2005	$1.181090	$1.227011	4,885,964.160
	2004	$1.090010	$1.181090	5,501,209.744
	2003	$0.897884	$1.090010	4,597,145.009
TA Asset Allocation - Growth - Initial Class	2012	$1.282768	$1.426436	5,084,523.138
Subaccount Inception Date May 1, 2002	2011	$1.373148	$1.282768	5,189,871.862
	2010	$1.209469	$1.373148	5,571,386.808
	2009	$0.943304	$1.209469	6,537,539.009
	2008	$1.582269	$0.943304	7,558,510.553
	2007	$1.486851	$1.582269	8,571,362.778
	2006	$1.302034	$1.486851	8,544,356.121
	2005	$1.174501	$1.302034	6,163,506.892
	2004	$1.041488	$1.174501	5,267,830.420
	2003	$0.806199	$1.041488	4,301,259.239
TA Asset Allocation - Moderate - Initial Class	2012	$1.452682	$1.570026	8,605,379.219
Subaccount Inception Date May 1, 2002	2011	$1.462229	$1.452682	10,082,704.394
	2010	$1.341335	$1.462229	12,203,170.432
	2009	$1.074425	$1.341335	12,727,172.376
	2008	$1.469438	$1.074425	13,595,291.737
	2007	$1.378257	$1.469438	11,238,815.145
	2006	$1.251752	$1.378257	10,919,291.356
	2005	$1.179545	$1.251752	10,364,914.606
	2004	$1.072164	$1.179545	10,084,030.270
	2003	$0.806199	$1.072164	8,665,072.052
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.393746	$1.522976	10,385,000.361
Subaccount Inception Date May 1, 2002	2011	$1.440106	$1.393746	12,327,287.481
	2010	$1.293468	$1.440106	13,470,158.065
	2009	$1.021885	$1.293468	14,986,491.047
	2008	$1.538888	$1.021885	15,673,930.650
	2007	$1.445324	$1.538888	21,741,455.856
	2006	$1.285492	$1.445324	21,707,876.799
	2005	$1.184162	$1.285492	18,761,148.104
	2004	$1.055976	$1.184162	13,050,061.094
	2003	$0.840747	$1.055976	9,478,660.590

120

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class	2012	$0.883713	$0.981688	499,803.738
Subaccount Inception Date May 1, 2006	2011	$0.967652	$0.883713	641,124.330
	2010	$0.888717	$0.967652	597,980.014
	2009	$0.695766	$0.888717	568,218.571
	2008	$1.106246	$0.695766	589,076.816
	2007	$1.032458	$1.106246	456,514,352
	2006	$1.000000	$1.032458	300,618.870
TA Barrow Hanley Dividend Focused - Initial Class(9)	2012	$1.333492	$1.471331	9,916,418.402
Subaccount Inception Date May 1, 2000	2011	$1.314183	$1.333492	11,227,151.017
	2010	$1.204776	$1.314183	13,436,880.158
	2009	$1.070125	$1.204776	7,623,927.116
	2008	$1.638984	$1.070125	3,328,197.582
	2007	$1.586029	$1.638984	3,833,718.200
	2006	$1.373411	$1.586029	4,798,823.360
	2005	$1.199353	$1.373411	5,468,509.917
	2004	$1.026183	$1.199353	4,788,204.716
	2003	$0.800587	$1.026183	4,637,563.105
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.895479	$2.344689	845,902.484
Subaccount Inception Date May 1, 2002	2011	$2.035925	$1.895479	928,814.007
	2010	$1.782147	$2.035925	1,072,986.989
	2009	$1.352468	$1.782147	1,223,920.007
	2008	$2.376670	$1.352468	1,352,498.432
	2007	$2.579503	$2.376670	1,937,967.231
	2006	$1.835653	$2.579503	2,357,160.739
	2005	$1.637853	$1.835653	1,969,719.009
	2004	$1.248199	$1.637853	1,662,016.490
	2003	$0.931052	$1.248199	996,136.219
TA JPMorgan Enhanced Index - Initial Class	2012	$1.006921	$1.157026	3,605,581.649
Subaccount Inception Date May 1, 1997	2011	$1.012004	$1.006921	4,087,855.463
	2010	$0.889633	$1.012004	5,287,496.656
	2009	$0.695084	$0.889633	5,783,261.087
	2008	$1.123403	$0.695084	6,758,552.569
	2007	$1.088148	$1.123403	8,238,516.810
	2006	$0.955422	$1.088148	9,104,814.749
	2005	$0.934991	$0.955422	8,965,372.881
	2004	$0.852747	$0.934991	8,536,856.827
	2003	$0.669596	$0.852747	8,678,651.490
TA Jennison Growth - Initial Class	2012	$0.962002	$2.199780	4,719,090.936
Subaccount Inception Date November 18, 1996	2011	$0.980165	$0.962002	5,520,662.954
	2010	$0.884015	$0.980165	6,603,343.901
	2009	$0.634782	$0.884015	1,262,749.349
	2008	$1.020357	$0.634782	1,354,610.758
	2007	$0.926507	$1.020357	1,416,143.274
	2006	$0.919997	$0.926507	1,711,857.746
	2005	$0.818602	$0.919997	2,038,052.897
	2004	$0.759530	$0.818602	1,826,339.849
	2003	$0.597188	$0.759530	1,373,812.478

121

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.130215	$1.289733	2,856,287.206
Subaccount Inception Date May 1, 2000	2011	$1.214860	$1.130215	3,179,066.179
	2010	$0.965218	$1.214860	3,604,608.387
	2009	$0.764045	$0.965218	4,294,821.382
	2008	$1.215742	$0.764045	5,525,735.050
	2007	$1.218398	$1.215742	6,640,710.672
	2006	$1.040511	$1.218398	8,196,089.851
	2005	$1.012203	$1.040511	9,664,858.859
	2004	$0.939060	$1.012203	10,827,358.369
	2003	$0.703500	$0.939060	12,298,899.400
TA AEGON High Yield Bond - Initial Class	2012	$1.705221	$1.976566	2,512,914.847
Subaccount Inception Date June 1, 1998	2011	$1.647887	$1.705221	2,781,053.381
	2010	$1.483913	$1.647887	3,541,121.197
	2009	$1.020431	$1.483913	4,092,068.506
	2008	$1.381306	$1.020431	3,833,075.651
	2007	$1.373205	$1.381306	4,894,549.627
	2006	$1.253150	$1.373205	6,077,620.515
	2005	$1.246176	$1.253150	6,194,748.112
	2004	$1.149503	$1.246176	7,940,745.151
	2003	$0.988505	$1.149503	8,025,371.228
TA MFS International Equity - Initial Class	2012	$1.064576	$1.284313	2,123,557.972
Subaccount Inception Date May 1, 2001	2011	$1.198383	$1.064576	2,367,558.278
	2010	$1.098102	$1.198383	2,753,021.903
	2009	$0.837955	$1.098102	2,941,447.496
	2008	$1.311199	$0.837955	3,521,199.814
	2007	$1.216347	$1.311199	4,747,399.718
	2006	$1.000666	$1.216347	6,251,646.869
	2005	$0.897669	$1.000666	5,626,333.057
	2004	$0.794901	$0.897669	5,538,810.845
	2003	$0.642367	$0.794901	5,994,661.588
TA PIMCO Total Return - Initial Class	2012	$1.541170	$1.636957	5,895,168.241
Subaccount Inception Date May 1, 2002	2011	$1.468334	$1.541170	6,865,629.700
	2010	$1.386905	$1.468334	6,873,397.385
	2009	$1.210180	$1.386905	6,904,300.326
	2008	$1.260541	$1.210180	5,333,905.533
	2007	$1.171534	$1.260541	4,524,612.035
	2006	$1.138214	$1.171534	4,927,679.130
	2005	$1.126172	$1.138214	4,223,308.417
	2004	$1.091227	$1.126172	4,593,331.088
	2003	$1.053222	$1.091227	4,024,769.311
TA T. Rowe Price Small Cap - Initial Class	2012	$1.442743	$1.648412	2,075,115.142
Subaccount Inception Date May 1, 2000	2011	$1.436428	$1.442743	2,572,491.839
	2010	$1.081922	$1.436428	2,956,117.592
	2009	$0.789781	$1.081922	3,408,196.303
	2008	$1.254462	$0.789781	4,124,402.825
	2007	$1.158869	$1.254462	5,069,996.039
	2006	$1.132689	$1.158869	6,090,222.616
	2005	$1.036804	$1.132689	6,761,896.864
	2004	$0.951198	$1.036804	7,271,042.450
	2003	$0.685942	$0.951198	9,256,404.109

122

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Initial Class	2012	$1.572120	$1.747752	715,686.017
Subaccount Inception Date May 1, 2002	2011	$1.529974	$1.572120	488,161.706
	2010	$1.248058	$1.529974	386,559.268
	2009	$1.000543	$1.248058	344,599.806
	2008	$1.498683	$1.000543	415,036.780
	2007	$1.335781	$1.498683	387,058.651
	2006	$1.239342	$1.335781	410,168.435
	2005	$1.162240	$1.239342	863,695.301
	2004	$1.058695	$1.162240	535,094.698
	2003	$0.941146	$1.058695	632,475.971
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.458088	$1.528428	555,722.059
Subaccount Inception Date May 1, 2002	2011	$1.449976	$1.458088	711,143.955
	2010	$1.343302	$1.449976	896,481.799
	2009	$1.035882	$1.343302	762,827.737
	2008	$1.661544	$1.035882	733,236.260
	2007	$1.418146	$1.661544	1,159,886.289
	2006	$1.294720	$1.418146	799,188.121
	2005	$1.261856	$1.294720	656,005.523
	2004	$1.128889	$1.261856	671,698.498
	2003	$0.924287	$1.128889	566,007.686
TA WMC Diversified Growth - Initial Class	2012	$1.061382	$1.186249	8,210,029.399
Subaccount Inception Date May 2, 2000	2011	$1.116284	$1.061382	10,087,038.327
	2010	$0.959353	$1.116284	7,425,505.637
	2009	$0.751847	$0.959353	9,406,811.699
	2008	$1.409942	$0.751847	10,646,505.830
	2007	$1.227724	$1.409942	12,801,773.320
	2006	$1.143396	$1.227724	15,355,936.855
	2005	$0.993375	$1.143396	11,463,408.582
	2004	$0.868532	$0.993375	12,493,785.312
	2003	$0.670137	$0.868532	10,178,116.430
TA AEGON Money Market - Initial Class	2012	$1.068064	$1.054856	4,705,081.936
Subaccount Inception Date April 8, 1991	2011	$1.081306	$1.068064	5,190,240.954
	2010	$1.094790	$1.081306	5,481,088.281
	2009	$1.107014	$1.094790	8,420,583.580
	2008	$1.094695	$1.107014	14,363,188.138
	2007	$1.055380	$1.094695	8,511,854.762
	2006	$1.020274	$1.055380	6,589,430.242
	2005	$1.004042	$1.020274	5,707,004.021
	2004	$1.006504	$1.004042	5,415,084.506
	2003	$1.011588	$1.006504	8,028,205.798
TA Systematic Small/Mid Cap Value - Initial Class	2012	$2.088952	$2.401091	4,533,245.783
Subaccount Inception Date May 4, 1993	2011	$2.172744	$2.088952	5,197,234.850
	2010	$1.686857	$2.172744	6,463,490.436
	2009	$1.192595	$1.686857	7,634,988.171
	2008	$2.042093	$1.192595	9,476,904.457
	2007	$1.657650	$2.042093	11,349,372.381
	2006	$1.421656	$1.657650	14,465,154.968
	2005	$1.267497	$1.421656	16,497,509.929
	2004	$1.103071	$1.267497	16,807,471.874
	2003	$0.585256	$1.103071	16,688,369.602

123

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Initial Class	2012	$1.429157	$1.484019	3,939,528.945
Subaccount Inception Date May 13, 1994	2011	$1.344691	$1.429157	3,106,858.807
	2010	$1.304088	$1.344691	4,203,179.351
	2009	$1.263925	$1.304088	6,011,581.969
	2008	$1.188702	$1.263925	8,037,043.832
	2007	$1.134988	$1.188702	8,787,346.304
	2006	$1.112738	$1.134988	10,295,986.028
	2005	$1.102034	$1.112738	11,540,232.577
	2004	$1.080238	$1.102034	12,751,254.419
	2003	$1.062441	$1.080238	13,380,625.984
TA TS&W International Equity - Initial Class(10)	2012	$1.091270	$1.258268	2,034,778.016
Subaccount Inception Date April 8, 1991	2011	$1.289168	$1.091270	2,718,904.965
	2010	$1.203254	$1.289168	3,224,918.077
	2009	$0.967802	$1.203254	3,639,852.715
	2008	$1.602061	$0.967802	4,675,082.851
	2007	$1.403238	$1.602061	5,883,226.534
	2006	$1.150322	$1.403238	5,406,989.603
	2005	$1.023500	$1.150322	4,046,325.350
	2004	$0.893060	$1.023500	3,882,568.609
	2003	$0.680836	$0.893060	2,548,642.866
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$1.021978	$1.100950	4,575,233.057
Subaccount Inception Date May 1, 2001	2011	$1.109148	$1.021978	4,915,991.861
	2010	$0.838670	$1.109148	3,195,530.367
	2009	$0.528867	$0.838670	2,995,825.830
	2008	$0.997022	$0.528867	3,179,743.189
	2007	$0.823890	$0.997022	4,066,803.665
	2006	$0.758974	$0.823890	4,592,341.896
	2005	$0.714492	$0.758974	5,328,262.091
	2004	$0.675216	$0.714492	5,865,483.393
	2003	$0.533456	$0.675216	6,563,232.023
TA BNP Paribas Large Cap Growth - Initial Class(11)	2012	$1.258384	$1.455655	4,698,469.723
Subaccount Inception Date April 8, 1991	2011	$1.303628	$1.258384	5,025,568.348
	2010	$1.107576	$1.303628	5,624,209.627
	2009	$0.771208	$1.107576	6,625,940.817
	2008	$1.348278	$0.771208	3,988,563.769
	2007	$1.249638	$1.348278	4,688,483.877
	2006	$1.146722	$1.249638	5,553,274.298
	2005	$1.061119	$1.146722	6,462,678.923
	2004	$0.952895	$1.061119	6,051,976.534
	2003	$0.796805	$0.952895	5,929,530.823
PAMTA AEGON U.S. Government Securities - Service Class	2012	$1.310298	$1.356996	0.000
Subaccount Inception Date November 3, 2003	2011	$1.236541	$1.310298	98,173.352
	2010	$1.201264	$1.236541	88,336.654
	2009	$1.167287	$1.201264	105,907.878
	2008	$1.100331	$1.167287	113,960.656
	2007	$1.053261	$1.100331	0.000
	2006	$1.034732	$1.053261	0.000
	2005	$1.027279	$1.034732	0.000
	2004	$1.010822	$1.027279	0.000
	2003	$1.000000	$1.010822	0.000

124

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.888489	$1.032385	983,247.525
Subaccount Inception Date May 1, 2002	2011	$0.931187	$0.888489	1,132,694.505
	2010	$0.881600	$0.931187	1,231,664.405
	2009	$0.604186	$0.881600	1,348,192.328
	2008	$1.271980	$0.604186	1,248,208.190
	2007	$1.270636	$1.271980	1,377,622.440
	2006	$1.139065	$1.270636	1,751,370.632
	2005	$1.093885	$1.139065	2,064,032.625
	2004	$0.999279	$1.093885	2,315,411.752
	2003	$0.759054	$0.999279	2,247,973.025
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.964999	178,951.010
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.024988	$1.186830	3,132,005.311
Subaccount Inception Date May 1, 2001	2011	$0.978382	$1.024988	3,245,096.115
	2010	$0.878204	$0.978382	3,684,679.822
	2009	$0.738833	$0.878204	4,603,028.921
	2008	$1.261449	$0.738833	5,407,181.083
	2007	$1.218097	$1.261449	6,409,585.889
	2006	$1.054234	$1.218097	7,637,407.419
	2005	$1.020495	$1.054234	9,727,933.405
	2004	$0.929033	$1.020495	10,884,944.655
	2003	$0.711608	$0.929033	13,240,955.841
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.790303	$0.910853	867,482.395
Subaccount Inception Date May 1, 2001	2011	$0.831363	$0.790303	1,026,076.563
	2010	$0.766396	$0.831363	1,323,526.990
	2009	$0.565961	$0.766396	1,601,860.798
	2008	$0.952272	$0.565961	1,994,600.263
	2007	$0.952275	$0.952272	2,646,196.524
	2006	$0.848701	$0.952275	3,063,741.873
	2005	$0.864830	$0.848701	4,189,486.899
	2004	$0.762441	$0.864830	4,320,625.326
	2003	$0.712537	$0.762441	4,403,611.532
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2012	$1.502076	$1.722877	3,940,964.007
Subaccount Inception Date May 1, 2000	2011	$1.564362	$1.502076	4,334,157.245
	2010	$1.354615	$1.564362	5,237,823.042
	2009	$1.012451	$1.354615	6,017,677.711
	2008	$1.788832	$1.012451	6,724,110.989
	2007	$1.544135	$1.788832	7,587,193.743
	2006	$1.402996	$1.544135	8,528,279.893
	2005	$1.217763	$1.402996	9,227,144.000
	2004	$1.070719	$1.217763	8,524,773.670
	2003	$0.845652	$1.070719	7,605,730.079
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.093210	$1.263782	1,394,513.361
Subaccount Inception Date May 1, 2000	2011	$1.099640	$1.093210	1,745,547.555
	2010	$0.968848	$1.099640	2,076,464.423
	2009	$0.755259	$0.968848	2,473,212.069
	2008	$1.337242	$0.755259	2,976,039.412
	2007	$1.337042	$1.337242	3,794,507.268
	2006	$1.128753	$1.337042	4,301,024.576
	2005	$1.082525	$1.128753	4,683,242.602
	2004	$0.985400	$1.082525	5,426,079.845
	2003	$0.767303	$0.985400	5,977,782.419

125

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.869018	$0.981851	1,507,300.770
Subaccount Inception Date May 1, 2001	2011	$0.880152	$0.869018	2,094,438.697
	2010	$0.719468	$0.880152	2,248,242.558
	2009	$0.569269	$0.719468	2,186,092.760
	2008	$1.093944	$0.569269	2,476,344.383
	2007	$0.874541	$1.093944	2,642,246.891
	2006	$0.830834	$0.874541	2,559,636.002
	2005	$0.797318	$0.830834	3,038,242.386
	2004	$0.782870	$0.797318	3,339,229.618
	2003	$0.598043	$0.782870	3,886,044.911
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2012	$1.003873	$1.182989	178,376.922
Subaccount Inception Date May 1, 2000	2011	$0.996764	$1.003873	192,081.364
	2010	$0.817352	$0.996764	247,592.928
	2009	$0.568927	$0.817352	277,453.762
	2008	$1.284076	$0.568927	416,758.974
	2007	$1.057895	$1.284076	469,443.284
	2006	$1.018922	$1.057895	673,040.150
	2005	$0.949257	$1.018922	1,119,994.667
	2004	$0.899200	$0.949257	1,180,853.195
	2003	$0.703559	$0.899200	1,214,442.122
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.086107	$2.360244	2,889,672.287
Subaccount Inception Date May 1, 2000	2011	$2.369263	$2.086107	3,912,415.682
	2010	$1.865781	$2.369263	4,975,285.834
	2009	$1.351755	$1.865781	5,354,900.713
	2008	$2.266360	$1.351755	6,099,947.258
	2007	$1.989658	$2.266360	7,300,277.425
	2006	$1.792176	$1.989658	8,965,159.106
	2005	$1.537512	$1.792176	9,980,028.883
	2004	$1.248854	$1.537512	11,451,242.504
	2003	$0.914603	$1.248854	10,926,179.683
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.323223	$1.660490	1,288,931.146
Subaccount Inception Date May 1, 2002	2011	$1.472847	$1.323223	1,409,051.847
	2010	$1.180361	$1.472847	1,600,219.581
	2009	$0.760482	$1.180361	1,568,415.562
	2008	$1.580730	$0.760482	1,812,943.766
	2007	$1.517999	$1.580730	2,225,317.908
	2006	$1.324841	$1.517999	2,384,962.628
	2005	$1.309575	$1.324841	2,400,250.537
	2004	$1.164786	$1.309575	2,550,006.634
	2003	$0.749434	$1.164786	3,395,477.238
Franklin Income Securities Fund - Class 2	2012	$1.016968	$1.131434	1,239,436.961
Subaccount Inception Date May 1, 2007	2011	$1.005682	$1.016968	1,428,336.891
	2010	$0.903723	$1.005682	877,267.691
	2009	$0.674813	$0.903723	605,023.639
	2008	$0.971353	$0.674813	276,995.967
	2007	$1.000000	$0.971353	61,689.050
Mutual Shares Securities Fund - Class 2	2012	$0.801269	$0.904048	529,967.918
Subaccount Inception Date May 1, 2007	2011	$0.819803	$0.801269	712,962.881
	2010	$0.746489	$0.819803	831,977.650
	2009	$0.599635	$0.746489	488,924.122
	2008	$0.965403	$0.599635	439,704.091
	2007	$1.000000	$0.965403	370,243.674

126

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund - Class 2	2012	$0.805995	$0.941134	1,061,115.444
Subaccount Inception Date May 1, 2007	2011	$0.913165	$0.805995	1,141,510.336
	2010	$0.852876	$0.913165	1,277,324.777
	2009	$0.630121	$0.852876	1,348,728.179
	2008	$1.070130	$0.630121	569,440.994
	2007	$1.000000	$1.070130	706,858.811
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.227967	$1.418737	719,356.176
Subaccount Inception Date October 9, 2000	2011	$1.264171	$1.227967	833,109.173
	2010	$1.019736	$1.264171	1,248,941.609
	2009	$0.714794	$1.019736	1,569,166.390
	2008	$1.289164	$0.714794	1,946,421.855
	2007	$1.072245	$1.289164	2,241,519.411
	2006	$0.958132	$1.072245	2,246,620.051
	2005	$0.865925	$0.958132	2,554,505.997
	2004	$0.727757	$0.865925	2,867,061.008
	2003	$0.546769	$0.727757	2,860,937.027
Janus Aspen – Perkins Mid Cap Value Portfolio - Service Shares	2012	$1.484495	$1.624295	269,337.706
Subaccount Inception Date October 9, 2000	2011	$1.549208	$1.484495	289,109.351
	2010	$1.359661	$1.549208	359,445.496
	2009	$1.035702	$1.359661	443,893.860
	2008	$1.454423	$1.035702	536,701.699
	2007	$1.374155	$1.454423	632,621.645
	2006	$1.209131	$1.374155	784,540.751
	2005	$1.112886	$1.209131	966,436.519
	2004	$0.956576	$1.112886	994,219.803
	2003	$0.685852	$0.956576	1,012,175.202
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.728468	$0.862311	1,573,432.159
Subaccount Inception Date October 9, 2000	2011	$0.857507	$0.728468	2,153,324.564
	2010	$0.751573	$0.857507	2,462,188.664
	2009	$0.553819	$0.751573	2,547,712.342
	2008	$1.016044	$0.553819	2,711,937.288
	2007	$0.940727	$1.016044	3,571,752.083
	2006	$0.807605	$0.940727	3,404,232.320
	2005	$0.774544	$0.807605	4,403,585.982
	2004	$0.750275	$0.774544	6,112,466.469
	2003	$0.614202	$0.750275	6,993,600.416
MFS ® New Discovery Series – Service Class	2012	$1.378473	$1.645861	282,645.552
Subaccount Inception Date May 1, 2002	2011	$1.559306	$1.378473	451,103.348
	2010	$1.161385	$1.559306	516,185.363
	2009	$0.721754	$1.161385	478,997.423
	2008	$1.208354	$0.721754	231,040.647
	2007	$1.196609	$1.208354	313,704.415
	2006	$1.072810	$1.196609	491,278.724
	2005	$1.034152	$1.072810	535,098.570
	2004	$0.985901	$1.034152	1,090,222.755
	2003	$0.748106	$0.985901	726,553.715

127

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class	2012	$1.283009	$1.405624	1,106,481.510
Subaccount Inception Date May 1, 2002	2011	$1.278746	$1.283009	1,236,601.400
	2010	$1.180963	$1.278746	1,112,259.629
	2009	$1.015691	$1.180963	1,148,186.066
	2008	$1.323958	$1.015691	1,251,214.981
	2007	$1.289840	$1.323958	2,090,560.795
	2006	$1.169929	$1.289840	2,602,682.739
	2005	$1.154522	$1.169929	2,521,295.483
	2004	$1.052890	$1.154522	1,818,210.925
	2003	$0.918965	$1.052890	1,519,052.092
TA BlackRock Tactical Allocation - Service Class	2012	$1.129702	$1.227411	1,881,232.603
Subaccount Inception Date May 1, 2009	2011	$1.102517	$1.129702	2,122,948.693
	2010	$1.003480	$1.102517	1,113,300.535
	2009	$0.993371	$1.003480	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.098560	$1.264668	83,702.486
Subaccount Inception Date November 19, 2009	2011	$1.157637	$1.098560	84,064.407
	2010	$1.024505	$1.157637	84,377.490
	2009	$0.999966	$1.024505	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.099705	$1.157932	14,189.680
Subaccount Inception Date November 19, 2009	2011	$1.079160	$1.099705	0.000
	2010	$0.998540	$1.079160	0.000
	2009	$0.999966	$0.998540	0.000
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.091750	$1.168742	1,628,654.773
Subaccount Inception Date May 1, 2008	2011	$1.089393	$1.091750	832,039.221
	2010	$0.996462	$1.089393	32,517.907
	2009	$0.991650	$0.996462	16,969.516
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$1.089474	$1.200284	633,081.539
Subaccount Inception Date May 1, 2008	2011	$1.115713	$1.089474	626,958.824
	2010	$0.999658	$1.115713	163,793.436
	2009	$0.988780	$0.999658	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.255336	$1.490639	318,565.728
Subaccount Inception Date November 19, 2009	2011	$1.249382	$1.255336	128,646.544
	2010	$1.029949	$1.249382	116,896.182
	2009	$0.985165	$1.029949	0.000
TA WMC Diversified Growth - Service Class	2012	$1.137515	$1.114614	0.000
Subaccount Inception Date December 30, 2011	2011	$1.241097	$1.137515	0.000

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(5)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP will merge into Transamerica Vanguard ETF Portfolio – Growth VP.
(6)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index – Balanced.
(7)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index – Growth.

128

CONDENSED FINANCIAL INFORMATION — (Continued)

(8)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index – Conservative .

(9)	Formerly known as Transamerica BlackRock Large Cap Value VP and formerly subadvised by BlackRock Investment Management, LLC.
(10)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP and formerly subadvised by Morgan Stanley Investment Management Inc.
(11)	Formerly known as Transamerica Multi Managed Large Cap Core VP and formerly subadvised by Morgan Stanley Investment Management Inc. and Invesco Advisers, Inc.
(12)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index – Aggressive Growth.

129

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Approximate First Issue Date
Policy Form Number	AV201 101 65 189	January 1991
	AV254 101 87 196	June 1996
	AV320 101 99 197	May 1997
	AV376 101 106 1197	May 1998
	AV432 101 114 199	May 2000
	AV494 101 124 100	May 2000
	AV620 101 137 101	May 2001
	AV720 101 148 102	May 2002
	AV920 101 168 603	November 2003

Policy Endorsement Form Number	AE830 292	May 1992
	AE847 394	June 1994
	AE871 295	May 1995
	AE909 496	June 1996
	AE890 196	June 1996
	AE945 197	May 1997

Product Feature	Landmark 96 & Prior Form	Landmark 96 & Prior Form	Landmark 96 & Prior Form
	Number:	Numbers:	Numbers:
	– AV201 101 65 189	– AV201 101 65 189	– AV201 101 65 189
		– AE830 292	– AE847 394
		– AE847 394	– AE871 295
Guaranteed Minimum Death Benefit Option(s)	Total premiums paid, less any partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.	5% Annually Compounding	A. 5% Annually Compounding B. Annual Step-Up Option A is only available if owner and annuitant are both under age 75.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds

Greater of:

1) the policy value on the date we receive due proof of death, or

2) the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death

		Greater of: 1) policy value or 2) 5% Annually Compounding Death Benefit	Greater of: 1) policy value or 2) guaranteed minimum death benefit
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	1.40%	1.40%	1.40%

130

Product Feature	Landmark 96 & Prior Form	Landmark 96 & Prior Form	Landmark 96 & Prior Form
	Number:	Numbers:	Numbers:
	– AV201 101 65 189	– AV201 101 65 189	– AV201 101 65 189
		– AE830 292	– AE847 394
		– AE847 394	– AE871 295
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	No	No	No
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2%	If policy value is: $0-$1,750 = 2%	If policy value is: $0-$1,750 = 2%
	$1,751-$49,999.99 = $35	$1,751-$49,999.99 = $35	$1,751-$49,999.99 = $35
	+ $49,999.99 = $0	+ $49,999.99 = $0	+ $49,999.99 = $0
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Not Available
Optional Riders	N/A	N/A	N/A
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	N/A	Yes	Yes
Asset Rebalancing	N/A	Yes	Yes
Dollar Cost Averaging Fixed	N/A	Yes	Yes
Account Option
Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes - Endorsement AE 847 394	Yes - Endorsement AE 847 394
Unemployment Waiver	N/A	N/A	N/A
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

131

Product Feature	Landmark 96 & Prior Form	Landmark 97 Form Numbers:	Landmark 98 Form Numbers:
	Numbers:	– AV320 101 99 197	– AV376 101 106 1197
	– AV254 101 87 196	– AE945 197	– AE 945 197
– AE909 496
– AE 890 196
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding B. Annual Step-Up C. Return or Premium Option A is only available if owner and annuitant are both under age 75.

A. 5% Annually Compounding

B. Annual Step-Up

C. Return of Premium

Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.

A. 5% Annually Compounding

B. Double Enhanced

C. Return of Premium

Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.

Double Enhanced Death Benefit	N/A	N/A	N/A
Designated Funds
Death Proceeds	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.40% for Return of Premium • 1.40% for Step-up • 1.40% for Compounding

•   1.40% for Return of Premium
(Years 1-7)

•   1.25% for Return of Premium
(Years 8+)

•   1.55% for Compounding
(Years 1-7)

•   1.40% for Compounding
(Years 8+)

•   1.55%for Annual Step-up
(Years 1-7)

•   1.40% for Annual Step Up
(Years 8+)

•   1.40% for Return of Premium
(Years 1-7)

•   1.25% for Return of Premium
(Years 8+)

•   1.55% for Compounding
(Years 1-7)

•   1.40% for Compounding
(Years 8+)

•   1.55% for Annual Step-up
(Years 1-7)

•   1.40% for Annual Step Up
(Years 8+)

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	No	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	No	No
Guaranteed Period Options	1, 3, 5, and 7 year guaranteed	1, 3, 5 and 7 year guaranteed	1, 3, 5, and 7 year guaranteed
(available in the fixed account)	periods available.	periods available.	periods available.
Annual Contract Charge (Service	If policy value is:	If policy value is:	If policy value is:
Charge)	$0-$1,750 = 2%	$0-$1,750 = 2%	$0-$1,750 = 2%
	$1,751-$49,999.99 = $35	$1,751-$49,999.99 = $35	$1,751-$49,999.99 = $35
	+ $49,999.99 = $0	+ $49,999.99 = $0	+ $49,999.99 = $0

		Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	Applicable	Applicable
Liquidity (L-Share) Optional	Not Available	Not Available	Not Available
Rider

132

Product Feature	Landmark 96 & Prior Form	Landmark 97 Form Numbers:	Landmark 98 Form Numbers:
	Numbers:	– AV320 101 99 197	– AV376 101 106 1197
	– AV254 101 87 196	– AE945 197	– AE 945 197
– AE909 496
– AE 890 196
Optional Riders	• Family Income Protector	• Family Income Protector	• Family Income Protector
	• Managed Annuity Program	• Managed Annuity Program	• Managed Annuity Program
	• Managed Annuity Program II	• Managed Annuity Program II	• Managed Annuity Program II
	• 5 for LifeSM 2005	• 5 for LifeSM 2005	• 5 for LifeSM 2005
	• 5 for LifeSM with Growth	• 5 for LifeSM with Growth	• 5 for LifeSM with Growth
	• 5 for LifeSM Growth with Death Benefit	• 5 for LifeSM Growth with Death Benefit	• 5 for LifeSM Growth with Death Benefit
	• Living Benefits Rider 2003	• Living Benefits Rider 2003	• Living Benefits Rider 2003
	• Living Benefits Rider 2005	• Living Benefits Rider 2005	• Living Benefits Rider 2005
	• Taxpayer	• Taxpayer	• Taxpayer
	• Taxpayer Plus	• Taxpayer Plus 2	• Taxpayer Plus 2
	• Taxpayer Plus 2	• Taxpayer Rider 2003	• Taxpayer Rider 2003
• Taxpayer Rider 2003
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes - Endorsement AE 890 196	Yes - Endorsement AE 945 197	Yes - Endorsement AE 945 197
Unemployment Waiver	N/A	N/A	N/A
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

133

Product Feature	Landmark 2000 Form	Landmark 2001 Form	Landmark 2002 Form
	Numbers:	Numbers:	Numbers:
	– AV432 101 114 199 CRT	– AV620 101 137 101 and	– AV720 101 148 102
	– AV494 101 124 100 and	– RGMI 1 798	– RGMI 1 798
– RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding B. Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80 C. Return of Premium D. Monthly Step-Up through age 80	A. Double Enhanced Death Benefit - Greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80 B. Return of Premium Death Benefit	A. Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 B. Return of Premium Death Benefit

	Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.	Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.	Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.40% for Return of Premium • 1.55% for Compounding • 1.55% for Annual Step-up • 1.55% for Double Enhanced	• 1.25% for Return of Premium • 1.50% for Double Enhanced

•   B-Share: 1.30% for Return of Premium

•   1.55% for Double Enhanced

•   L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)

•   1.30% for Return or Premium (Years 5+)

•   2.05% for Double Enhanced (Years 1-4)

•   1.55% for Double Enhanced (Years 5+)

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25% for Individual Annuity and 1.55% for Group Policy	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service	If policy value is:	If policy value is:	If policy value is:
Charge)	$0-$1,750 = 2%	$0-$1,750 = 2%	$0-$1,750 = 2%
	$1,751-$49,999.99 = $35	$1,751-$49,999.99 = $35	$1,751-$49,999.99 = $35
	+ $49,999.99 = $0	+ $49,999.99 = $0	+ $49,999.99 = $0

	Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options. (Group Policy AV432 101 114 199 $0-$2000 = 2% or if policy value is over $2001 = $40)	Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Available

134

Product Feature	Landmark 2000 Form	Landmark 2001 Form	Landmark 2002 Form
	Numbers:	Numbers:	Numbers:
	– AV432 101 114 199 CRT	– AV620 101 137 101 and	– AV720 101 148 102
	– AV494 101 124 100 and	– RGMI 1 798	– RGMI 1 798
– RGMI 1 798
Optional Riders

•   Family Income Protector

•   Managed Annuity Program

•   Managed Annuity Program II

•   5 for Life 2005SM

•   5 for LifeSM with Growth

•   5 for LifeSM Growth with Death Benefit

•   Living Benefits Rider 2003

•   Living Benefits Rider 2005

•   Taxpayer

•   Taxpayer Plus 2

•   Taxpayer Rider 2003

•   Group Policy AV432 101 114 199 options - Income SelectSM for Life, Living Benefits Rider 2005, Guaranteed Minimum Income Benefit RGMI 4 499.

•   Family Income Protector

•   Managed Annuity Program

•   Managed Annuity Program II

•   5 for LifeSM 2005

•   5 for LifeSM with Growth

•   5 for LifeSM Growth with Death Benefit

•   Living Benefits Rider 2003

•   Living Benefits Rider 2005

•   Taxpayer

•   Taxpayer Plus 2

•   Taxpayer Rider 2003

•   Family Income Protector

•   Managed Annuity Program

•   Managed Annuity Program II

•   5 for LifeSM 2005

•   5 for LifeSM with Growth

•   5 for LifeSM Growth with Death Benefit

•   Living Benefits Rider 2003

•   Living Benefits Rider 2005

•   Taxpayer

•   Taxpayer Plus 2

•   Taxpayer Rider 2003

Premium EnhancementSM	Yes - Endorsements for Group	No	No
Policy AV432 101 114 199 - AE 1073 199, AE 1075 199, or AE 1076 199
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed	Yes	Yes	Yes
Account Option
Nursing Care and Terminal	Yes	Yes	Yes
Condition Withdrawal Option
Unemployment Waiver	Yes	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

135

Product Feature	Landmark 2002 - Revised Form	Landmark 2003 Form Number:	Landmark 2008 Form Number:
	Number:	– AV920 101 168 603	– AV920 101 168 603
– AV720 101 148 102
Guaranteed Minimum Death Benefit Option(s)

A.  Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80

B.   Annual Step Up Death Benefit (RGMD 5 0103)

C.   Return of Premium Death Benefit

Option A and B are available if owner and annuitant are age 80 or younger. Option C is available if owner and annuitant are age 90 or younger.

A.  Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80

B.   Annual Step Up Death Benefit (RGMD 5 0103)

C.   Return of Premium Death Benefit (RGMD 8 0603)

Option A and B are available if owner and annuitant are age 80 or younger. Option C is available if owner and annuitant are age 90 or younger.

A.  Double Enhanced Death Benefit (RGMD 15 0108) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80

B.   Annual Step Up Death Benefit (RGMD 5 0103)

C.   Return of Premium Death Benefit (RGMD 8 0603)

Option A and B are available if owner and annuitant are age 75 or younger.

For riders issued on or after December 12, 2011. Option C is available is owner and annuitant are age 86 or younger.

For riders issued before December 12, 2011. Option C is available if owner and annuitant are age 90 or younger.

136

Product Feature	Landmark 2002 - Revised Form	Landmark 2003 Form Number:	Landmark 2008 Form Number:
	Number:	– AV920 101 168 603	– AV920 101 168 603
– AV720 101 148 102
Double Enhanced Death Benefit Designated Funds	N/A	N/A

•   AllianceBernstein Balanced Wealth Strategy Portfolio -
Class B

•   American Funds - Asset Allocation Fund - Class 2

•   American Funds - Bond Fund - Class 2

•   Fidelity VIP Balanced Portfolio - Service Class 2

•   Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•   GE Investments Total Return Fund - Class 3

•   TA AllianceBernstein Dynamic Allocation - Service Class

•   TA Asset Allocation - Conservative - Service Class

•   TA Asset Allocation - Moderate - Service Class

•   TA Asset Allocation - Moderate Growth - Service Class

•   TA International Moderate Growth - Service Class

•   TA Multi-Managed Balanced - Service Class

•   TA Vanguard ETF - Conservative - Service Class

•   TA Vanguard ETF - Balanced - Service Class

•   TA Vanguard ETF - Growth - Service Class

•   TA AEGON Money Market - Service Class

•   TA PIMCO Total Return - Service Class

•   TA AEGON Tactical Vanguard ETF - Conservative - Service Class

•   TA AEGON U.S. Government Securities - Service Class

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

137

Product Feature	Landmark 2002 - Revised Form	Landmark 2003 Form Number:	Landmark 2008 Form Number:
	Number:	– AV920 101 168 603	– AV920 101 168 603
– AV720 101 148 102
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date

•   B-Share: 1.30% for Return of Premium

•   1.50% for Annual Step Up

•   1.80% for Double Enhanced

•   L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)

•   1.30% for Return or Premium (Years 5+)

•   2.00% for Annual Step Up (Years 1-4)

•   1.50% for Annual Step-Up (Years 5+)

•   2.30% for Double Enhanced (Years 1-4)

•   1.80% for Double Enhanced (Years 5+)

•   B-Share: 1.30% for Return of Premium

•   1.50% for Annual Step Up

•   1.80% for Double Enhanced

•   L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)

•   1.30% for Return or Premium (Years 5+)

•   2.00% for Annual Step Up (Years 1-4)

•   1.50% for Annual Step-Up (Years 5+)

•   2.30% for Double Enhanced (Years 1-4)

•   1.80% for Double Enhanced (Years 5+)

•   B-Share: 1.30% for Return of Premium

•   1.50% for Annual Step Up

•   1.95% for Double Enhanced

•   L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)

•   1.30% for Return or Premium (Years 5+)

•   2.00% for Annual Step Up (Years 1-4)

•   1.50% for Annual Step-Up (Years 5+)

•   2.45% for Double Enhanced (Years 1-4)

•   1.95% for Double Enhanced (Years 5+)

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25%	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No

Yes -

•   0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•   0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•   0.15%if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•   0.10% if you choose TA BlackRock Global Allocation.

Yes -

•   0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•   0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•   0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•   0.10% if you choose TA BlackRock Global Allocation.

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)

If policy value is:

$0-$1,750 = 2%

$1,751-$49,999.99 = $35

+ $49,999.99 = $0

Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.

If policy value is:

$0-$1,750 = 2%

$1,751-$49,999.99 = $35

+ $49,999.99 = $0

Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.

If policy value is:

$0-$1,750 = 2%

$1,751-$49,999.99 = $35

+ $49,999.99 = $0

Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.

Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Available	Available	Available

138

Product Feature	Landmark 2002 - Revised Form	Landmark 2003 Form Number:	Landmark 2008 Form Number:
	Number:	– AV920 101 168 603	– AV920 101 168 603
– AV720 101 148 102
Optional Riders

•   Managed Annuity Program

•   5 for LifeSM 2005

•   5 for LifeSM with Growth

•   5 for LifeSM Growth with Death Benefit

•   Income SelectSM for Life

•   Retirement Income ChoiceSM

•   Living Benefits Rider 2003

•   Living Benefits Rider 2005

•   Taxpayer

•   Taxpayer Plus 2

•   Taxpayer Rider 2003

•   5 for Life 2005SM

•   5 for LifeSM with Growth

•   5 for LifeSM Growth with Death Benefit

•   Income SelectSM for Life

•   Retirement Income ChoiceSM

•   Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)

•   Retirement Income ChoiceSM 1.2

•   Retirement Income ChoiceSM 1.4

•   Retirement Income MaxSM

•   Living Benefits Rider 2003

•   Living Benefits Rider 2005

•   Taxpayer Plus 2

•   Taxpayer Rider 2003

•   Retirement Income ChoiceSM

•   Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)

•   Retirement Income ChoiceSM 1.2

•   Retirement Income ChoiceSM 1.4

•   Retirement Income ChoiceSM 1.6

•   Income LinkSM

•   Retirement Income MaxSM

•   Living Benefits Rider 2005

•   Taxpayer Plus 2

•   Taxpayer Rider 2003

Premium EnhancementSM	No	No	No
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - We reserve the right to limit to one per year.	Yes - We reserve the right to limit to one per year.

139

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Surrenders (full and partial), transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rates set by the Company for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rates set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=

Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).

*	=	multiplication

The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation.

140

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment
= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

141

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

142

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
Excess Interest Adjustment	= 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy	= 54,181.21 - (R - E + surrender charge)
year 2	= 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
Excess Interest Adjustment	= 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy	= 54,181.21 - (R - E + surrender charge)
year 2	= 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

143

APPENDIX

DEATH BENEFIT

Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:

AW = Adjusted Withdrawal

GW= Gross Withdrawal

DP = Death Proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)

PV = Policy Value prior to the withdrawal

GMDB = Guaranteed minimum Death Benefit prior to the withdrawal

CV = Cash Value prior to the withdrawal

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1: Death Proceeds Greater than Policy Value

Assumptions:

GMDB = $75,000

PV = $50,000

DP = $75,000

GW = $15,494

AW = $15,494 x ($75,000/$50,000) = $23,241

Summary:
Reduction in guaranteed minimum death benefit	= $23,241
Reduction in policy value	= $15,494
New Guaranteed Minimum Death Benefit	= $51,759
New Policy Value (after withdrawal)	= $34,506

The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.

Example 2: Death Proceeds Equal to Policy Value

Assumptions:

GMDB = $50,000

PV = $75,000

DP = $75,000

GW = $15,494

AW = $15,494 x ($75,000/$75,000) = $15,494

144

Death Benefit — (Continued)

Summary:
Reduction in guaranteed minimum death benefit	= $15,494
Reduction in policy value	= $15,494
New Guaranteed Minimum Death Benefit	= $34,506
New Policy Value (after withdrawal)	= $59,506

The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.

These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.

End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$95,550	$95,400	$100,000	$95,200	$100,000
2	18%	$112,319	$112,000	$100,000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826
* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

145

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 -$100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit (assumed) on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base Policy Death Benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit (assumed) on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base Policy Death Benefit plus Additional Death Benefit Amount):	$100,000

146

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

147

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Income LinkSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider are summarized in the following chart.

Note: The Living Benefits Rider, the Income LinkSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Income LinkSM Rider	Retirement Income MaxSM Rider	Retirement Income Choice 1.6SM Rider

Benefit:

•   Provides:

(1)Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Benefit:

•   Provides

(1)Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary), which are based on a withdrawal percentage that is higher for a defined period and lower thereafter, regardless of the Designated Investment Option that you select.

(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Benefit:

•   Provides:

(1) Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select – if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Benefit:

•   Provides:

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

148

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Income LinkSM Rider	Retirement Income MaxSM Rider	Retirement Income Choice 1.6SM Rider

•   Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

•   Upgrades:

You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

149

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Income LinkSM Rider	Retirement Income MaxSM Rider	Retirement Income Choice 1.6SM Rider

•   Additional Options:

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

•   Additional Options:

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

•   Additional Options:

(1) Death Benefit Option— You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

150

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Income LinkSM Rider	Retirement Income MaxSM Rider	Retirement Income Choice 1.6SM Rider
Availability: • 0 - 80 (unless state law requires a lower maximum issue age	Availability: • At least 55 years old and not yet age 81 (unless state law requires a lower maximum issue age)	Availability: • Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: • Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: (1) 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charges: (1) 0.90% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

For riders issued on or after December 12, 2011.

Current Charges:

(1) 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

For riders issued before December 12, 2011.

Current Charges:

(1) 1.00% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

Current Charge:

(1) for Base Benefit only—0.70% to 1.55% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) with Death Benefit Option— 0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

Investment Restrictions:

•   Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

	Investment Restrictions: • You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: • You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: • You must allocate 100% of your policy value to one or more investment options that we designate.

151

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Income LinkSM Rider	Retirement Income MaxSM Rider		Retirement Income Choice 1.6SM Rider
Withdrawal Option:	Withdrawal Percentages (Single Life):	Withdrawal Percentages (Single Life):		Withdrawal Percentages (Single Life):

5% For Life - Policyholder can

withdraw up to 5% of the 5% For

Life total withdrawal base each

year starting with the rider

anniversary following the

annuitant’s 59th birthday until at

least the later of the death of the

annuitant or the time when the

5% For Life Minimum Remaining

Withdrawal Amount has reached

zero.

7 yr option - 5% for 7 years and

4% thereafter

6 yr option - 6% for 6 years and

4% thereafter

5 yr option - 7% for 5 years and

4% thereafter

4 yr option - 8% for 4 years and

4% thereafter

3 yr option - 9% for 3 years and

4% thereafter

2 year option - 10% for 2 years

and 4% thereafter

		For riders issued on or after December 12, 2011.
				0-58	0.0%
		0-58	0.0%	59-64	4.0%
		59-64	4.3%	65-79	5.0%
		65-79	5.3%	80+	6.0%
		80+	6.3%

		For riders issued before December
		12, 2011.
		0-58	0.0%
		59-64	4.5%
		65-74	5.5%
		75+	6.5%
Withdrawal Option:	Withdrawal Percentages (Joint Life):	Withdrawal Percentages (Joint Life):		Withdrawal Percentages (Joint Life):

7% Principal Back - Policyholder

can withdraw up to 7% of the 7%

Principal Back total withdrawal

base per year until at least the time

at which the 7% Principal Back

minimum remaining withdrawal

amount has reached zero.

7 yr option - 4.5% for 7 years and

3.5% thereafter

6 yr option - 5.5% for 6 years and

3.5% thereafter

5 yr option - 6.5% for 5 years and

3.5% thereafter

4 yr option - 7.5% for 4 years and

3.5% thereafter

3 yr option - 8.5% for 3 years and

3.5% thereafter

2 year option - 9.5% for 2 years

and 3.5% thereafter

		For riders issued on or after December 12, 2011.
				0-58	0.0%
		0-58	0.0%	59-64	3.5%
		59-64	3.8%	65-79	4.5%
		65-79	4.8%	80+	5.5%
		80+	5.8%

		For riders issued before December
		12, 2011.
		0-58	0.0%
		59-64	4.1%
		65-74	5.1%
		75+	6.1%

152

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

153

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

154

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

155

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

156

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

157

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

158

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

159

APPENDIX

PAM METHOD TRANSFERS

To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

Where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.

160

PAM METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example: Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

161

PAM METHOD TRANSFERS — (Continued)

d1=.658832

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(1.05)+( .045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1= 1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

162

PAM METHOD TRANSFERS — (Continued)

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

163

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - INCOME LINKSM RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)

Withdrawal Base. Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:

1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Assumptions:

WB = $100,000

RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)

ILSW = $500 per month

Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)

PV = $90,000

Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).

Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.

164

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - Income LinkSM Rider — (Continued)

Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.

1. The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments

2. ($10,000 / ($90,000)) * $100,000 = $11,111

Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount? $11,111 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $11,111 = $88,889

Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?

$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.

New Income LinkSM rider systematic withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new Income LinkSM rider systematic withdrawal amount?

$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444

Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

165

APPENDIX

ADJUSTED PARTIAL SURRENDERS - GUARANTEED LIFETIME WITHDRAWAL

BENEFIT RIDERS

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.

Example 1 (Base):

166

Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1. The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2. ($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

167

Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount? $2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

168

Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

Withdrawal Percentage = 5%

WB at rider issue = $100,000

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

Withdrawal Percentage = 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

169

Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount? $2,082.74 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.

Result. The rider benefit is $89,773.26.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

The 5 For LifeSM,5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income ChoiceSM, Retirement Income ChoiceSM with Double Withdrawal Base Benefit, Retirement Income ChoiceSM 1.4, Retirement Income ChoiceSM 1.2, Retirement Income MaxSM, and Retirement Income ChoiceSM 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.

This disclosure explains the material features of the 5 For LifeSM, 5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income ChoiceSM, Retirement Income ChoiceSM with Double Withdrawal Base Benefit, Retirement Income ChoiceSM 1.4, Retirement Income ChoiceSM 1.2, Retirement Income MaxSM, and Retirement Income ChoiceSM 1.6 riders.

170

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION -

RETIREMENT INCOME MAXSM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income MaxSM Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$6,300
1	$102,000	$	$	$		$$102,000	$100,000	$6,300
1	$105,060	$	$	$		$$105,060	$100,000	$6,300
1	$107,161	$	$	$		$$107,161	$100,000	$6,300
1	$110,376	$	$	$		$$110,376	$100,000	$6,300
1	$112,584	$	$	$		$$112,584	$100,000	$6,300
1	$115,961	$	$	$		$$115,961	$100,000	$6,300
1	$118,280	$	$	$		$$118,280	$100,000	$6,300
1	$121,829	$	$	$		$$121,829	$100,000	$6,300
1	$124,265	$	$	$		$$124,265	$100,000	$6,300
1	$120,537	$	$	$		$$124,265	$100,000	$6,300
1	$115,716	$	$	$		$$124,265	$100,000	$6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265[1]	$7,829
2	$112,129	$	$	$		$$112,129	$124,265	$7,829
2	$115,492	$	$	$		$$115,492	$124,265	$7,829
2	$117,802	$	$	$		$$117,802	$124,265	$7,829
2	$121,336	$	$	$		$$121,336	$124,265	$7,829
2	$124,976	$	$	$		$$124,976	$124,265	$7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979[2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$

171

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101[1]	$11,409

(1)	Automatic Step Up Applied
(2)	Growth Applied

172

APPENDIX

RIDER GRID VARIATIONS

The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the National versions of these riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.

Abbreviation	Definition
ADB	Additional Death Benefit
ADD+	Additional Death Distribution Plus
DCA	Dollar Cost Averaging
GFV	Guaranteed Future Value
GMDB	Guaranteed Minimum Death Benefit
GMLB	Guaranteed Minimum Living Benefit
GPO	Guaranteed Period Option
IE	Income EnhancementSM
MAP	Managed Annuity Program
MAWA	Maximum Annual Withdrawal Amount
MRWA	Minimum Remaining Withdrawal Amount
OAM	Open Allocation Method
RDB	Rider Death Benefit
RMD	Required Minimum Distribution
TWB	Total Withdrawal Base
WD	Withdrawal

Abbreviation	Definition
ADD	Additional Death Distribution
DB	Death Benefit
FIP	Family Income Protector
GMAB	Guaranteed Minimum Accumulation Benefit
GMIB	Guaranteed Minimum Income Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPS	Guaranteed Principal SolutionSM
ISFL	Income SelectSM For Life
MAV	Minimum Annuitization Value
MIB	Minimum Income Base
N/A	Not Applicable
PAM	Portfolio Allocation Method
RIC	Retirement Income ChoiceSM
RWA	Rider Withdrawal Amount
WB	Withdrawal Base

Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Purpose of Rider

•    This is a GMIB rider.

•    Assures you of a minimum level of income in the future by guaranteeing a MAV that you will have to apply to a payment option.

•    Growth rate for MAV is currently at 6% but will never be less than 3%.

•    Once rider is issued, the annual growth rate will not change during the life of a rider.

•    The rider also guarantees a minimum amount for those payments once you begin to receive them.

•    This is a GMIB rider.

•    Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.

•    Growth rate for MIB is 6% but will never be less than 3%

•    Once rider is issued, the annual growth rate will not change during the life of a rider.

•    The rider also guarantees a minimum amount for those payments once you begin to receive them.

•    This is a GMIB rider.

•    Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.

•    Growth rate for MIB is 5% but there is no guaranteed minimum growth rate for the rider and it could be as low as 0%

•    Once rider is issued, the annual growth rate will not change during the life of a rider.

•    The rider also guarantees a minimum amount for those payments once you begin to receive them.

173

Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Availability

•   Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)

•   If you terminate the FIP rider (except pursuant to an upgrade) you cannot re-elect the rider.

•   Available on contracts issued after December of 2000 and prior to February of 2002.

NOTE: As of February 2002, no new issues of this rider are allowed. This does not change any of the other terms and conditions of the FIP riders issued before February of 2002.

•   Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)

•   If you terminate the MAP (except pursuant to an upgrade) you cannot re-elect the rider.

•   Available on contracts issued after March of 2001 and prior to January of 2003.

NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP riders added on or before January 24, 2003.

•   Issue age 0-84, but not yet 85 years old (unless state law requires a lower maximum issue age)

•   If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.

•   Available on contracts issued after September of 2002 and prior to January of 2003.

NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP II riders added on or before January 24, 2003.

Base Benefit and Optional Fees	Prior to Annuitization (Accumulation Phase) Base fee is .30% of the MAV After Annuitization (Income Phase) Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase) Base fee is .45% of the MIB After Annuitization (Income Phase) Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase) Currently .45% of the MIB After Annuitization (Income Phase) Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.
Fee Frequency

•   The rider fee is charged annually on the rider date prior to annuitization.

•   Fee is also assessed at time of total surrender of the annuity, or annuitization.

•   The rider fee is waived if the policy value is greater than 200% of the MAV.

•   The rider fee is charged annually on the rider date prior to annuitization.

•   Fee is also assessed at time of total surrender of the annuity, or annuitization.

•   The rider fee is waived if the policy value is greater than 200% of the MIB.

• The rider fee is charged annually on the rider date prior to annuitization. • Fee is also assessed at time of total surrender of the annuity, or annuitization.
Death Benefit	N/A	N/A	N/A
Investment restrictions and/or Designated Funds Available	N/A	N/A	N/A
Withdrawal Benefits	N/A	N/A	N/A
Automatic Step-Up Benefit	N/A	N/A	N/A

174

Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Exercising Rider

•   Must wait a minimum of 10 years to annuitize with the benefits of this rider.

•   Once the 10-year waiting period has been satisfied, may only annuitize within 30 days after any policy anniversary prior to the 95th birthday in order to utilize the benefit of the FIP.

•   Annuity payments under the FIP are guaranteed to never be less than the initial payment.

•   During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.

•   During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.

•   Settlement options available for annuitization are:

—Life Only

—Life w/10 Years Certain

—Joint Life & Full Survivor

—Joint Life & Full Survivor

w/10 Years Certain

•   May annuitize within 30 days after any rider anniversary prior to the 95th birthday.

•   If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP.

•   Annuity payments under the MAP are guaranteed to never be less than the initial payment.

•   During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.

•   During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.

•   Settlement options available for annuitization are:

—Life Only

—Life w/10 Years Certain

—Joint Life & Full Survivor

—Joint Life & Full Survivor

w/10 Years Certain

•   May annuitize within 30 days after any rider anniversary prior to the 95th birthday.

•   If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP II.

•   Annuity payments under the MAP II are guaranteed to never be less than the initial payment.

•   During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.

•   During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.

•   Settlement options available for annuitization are:

—Life Only

—Life w/10 Years Certain

—Life w/20 Years Certain

 – Joint Life & Full Survivor

—Joint Life & Full Survivor

w/10 Years Certain

Joint Life & Full Survivor

w/20 Years Certain

175

Rider Name	Family Income Protector	Managed Annuity Program		Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301		RGMI 21 0902
Income Benefit or Other Benefit Payout Considerations	If you choose to annuitize your policy prior to the end of the 10 year waiting period, you may not utilize the benefit of the FIP rider.

If you annuitize using the MAP rider before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment resulting in lower payments than if an annuity factor age adjustment was not used. The age adjustment shown in the table below should be subtracted from your current age nearest birthday. The years shown in the table below should be considered complete years since the Rider Date and the age adjustment is as follows:

If you annuitize using the MAP II rider before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The years shown in the table below should be considered complete years since the Rider Date and the income vesting schedule is as follows:

				Rider Years	Vesting%
		Rider Years	Age Adjustment	1	50%
		1	9	2	55%
		2	8	3	60%
		3	7	4	65%
		4	6	5	70%
		5	5	6	75%
		6	4	7	80%
		7	3	8	85%
		8	2	9	90%
		9	1	10	100%
		10+	0
Rider Upgrade

•   Can upgrade the rider within 30 days after any policy anniversary, prior to the annuitant’s 85th birthday.

•   The old rider is terminated, and the new rider is issued.

•   New rider is issued using the current policy value, and not the original premium.

•   The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.

•   Effective between February of 2002 and May of 2003 the rider available for upgrade was the MAP.

•   Effective since May of 2003 the rider available for upgrade is the MAP II.

•   Can upgrade any time after the first Rider Anniversary and prior to the annuitant’s 91st birthday.

•   The old rider is terminated, and the new rider is issued.

•   New rider is issued using the current policy value, and not the original premium.

•   The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.

•   Effective May of 2003 the only rider available for upgrade is the MAP II.

•   Can upgrade any time within 30 days after any Rider Anniversary prior to the annuitant’s 85th birthday.

•   The old rider is terminated, and the new rider is issued.

•   New rider is issued using the current policy value, and not the original premium.

•   The policyholder upgrades to whatever rider is available at the time of upgrade, including all its charges and features.

176

Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Rider Termination

The rider is irrevocable and cannot be terminated upon request. The rider however can be terminated upon the earliest of the following:

•   annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MAV under the FIP);

•   upgrade (although a new rider will be issued);

•   termination of your Policy; or

•   30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).

The rider will terminate upon the earliest of the following:

•   the date we receive written notice from you requesting termination of the MAP (you may not terminate the rider before the first rider anniversary);

•   annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP);

•   upgrade (although a new rider will be issued);

•   termination of your Policy; or

•   30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).

The rider will terminate upon the earliest of the following:

•   the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);

•   annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP II);

•   upgrade (although a new rider will be issued);

•   termination of your Policy; or

•   30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).

Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Purpose of Rider	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.

This is a GLWB Rider that guarantees withdrawals for the annuitant’s lifetime, regardless of policy value.

•   The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.

•   This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

This is a GLWB Rider that guarantees withdrawals for the annuitant’s lifetime, regardless of policy value.

•   The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.

•   This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

177

Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age) • Not available in all states. • Can be added at any time including post-issue.

•   Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)

•   Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.

•   Maximum of 2 living Joint Owners (with one being the Annuitant).

•   Cannot be added to a policy with other active GMLB or GMIB riders.

•   Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•   Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

•   Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)

•   Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).

•   Maximum of 2 living Joint Owners (with one being the Annuitant).

•   Cannot be added to a policy with other active GMLB or GMIB riders.

•   Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•   Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

Base Benefit and Optional Fees	Percentage of Policy Value - 0.25%	Percentage of TWB - 0.60%	Growth Only - Percentage of TWB - 0.60% Growth and Death - Percentage of TWB - 0.85%
Fee Frequency	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	The rider itself provides an additional death benefit to help alleviate the burden of taxes upon death for the beneficiary of the tax-deferred annuity.	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.

•   Growth Only - N/A

•   Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.

178

Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)

Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed.

PLEASE NOTE: These investment options may not be available on all products. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.

N/A

TA AEGON Money Market

TA Asset Allocation - Conservative

TA Asset Allocation - Moderate

TA Asset Allocation - Growth

TA International Moderate Growth

TA Multi-Managed Balanced

Fixed Account GPOs or DCA Accounts

TA AEGON Money Market

TA Asset Allocation - Conservative

TA Asset Allocation - Moderate

TA Asset Allocation - Growth

TA International Moderate Growth

TA Multi-Managed Balanced

Fixed Account GPOs or DCA Accounts

Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	N/A

The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.

•     Starting with January 1st following the annuitant’s 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.

•     On each January 1st the MAWA will be reset equal to the greater of:

1) The For Life TWB multiplied by the Withdrawal Percentage, and

2) The RMD amount for this policy for the current calendar year.

•     The policyholder does not have to take the entire MAWA in any year.

•     If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.

•     Starting with January 1st following the annuitant’s 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.

•     On each January 1st the MAWA will be reset equal to the greater of:

1) The For Life TWB multiplied by the Withdrawal Percentage, and

2) The RMD amount for this policy for the current calendar year.

•     The policyholder does not have to take the entire MAWA in any year.

•     If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

Automatic Step-Up Benefit	N/A	N/A	N/A

179

Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Exercising Rider

Amount is paid whenever a death benefit is paid and the rider is attached.

•   amount paid=ADB Factor x Rider Earnings*

•   ADB Factor - 40% for issue ages 0-70 and 25% for issue ages 71-80.

*Rider earnings are defined as:

– the death proceeds of the base policy; minus

– policy value on the rider date; minus

– premium payments after the rider date; plus

– surrenders after the rider date that exceed the rider earnings on the date of the surrender.

NOTE: No benefit is payable under the ADB rider if there are no rider earnings on the date the death benefit is calculated.

•   The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.

•   If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.

•   The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).

•   The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.

•   If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.

•   The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).

Income Benefit or Other Benefit Payout Considerations	N/A	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
Rider Upgrade	N/A

•   May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.

•   Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.

•   An upgrade will reset the TWB, MRWA and MAWA values.

•   Rider Fee will be the fee that applies to the new rider at the time of upgrade.

•   May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.

•   Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.

•   An upgrade will reset the TWB, MRWA and MAWA values.

•   Rider Fee will be the fee that applies to the new rider at the time of upgrade.

180

Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Rider Termination

The rider can be added or dropped at any time. If the rider is dropped and re-added, the rider will only cover earnings accumulated since the rider was re-added. The rider will remain in effect until:

•   you cancel it by notifying our administrative office in writing.

•   the policy is annuitized or surrendered

•   or the additional death benefit is paid.

•   The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.

•   The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•   The policyholder must wait 3 years from the Rider Add Date to terminate.

•   After the three-year waiting period, the policyholder may terminate the rider at any time.

•   The rider will be terminated the date we receive written notice from you requesting termination.

•   The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.

•   The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•   The policyholder must wait 3 years from the Rider Add Date to terminate.

•   After the three-year waiting period, the policyholder may terminate the rider at any time.

•   The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Living Benefit Rider 2003 & 2004[3]	Income SelectSM For Life[3]	Retirement Income ChoiceSM3
Rider Form Number[1]	RGMB 1 0603 (2003) RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)
Purpose of Rider

This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.

This rider is a combination of two separate annuity guarantees:

1) A GMWB and

2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).

The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•   The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]

•   This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•   The policyholder can withdraw the RWA each year until the death of the annuitant.[2]

•   This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

181

Rider Name	Living Benefit Rider 2003 & 2004[3]	Income SelectSM For Life[3]		Retirement Income ChoiceSM3
Rider Form Number[1]	RGMB 1 0603 (2003) RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)		RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)
Availability

•   Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)

•   Cannot be added to a policy with other active GMLB or GMIB riders.

•   Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•   Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.

•   Issue age at least 55 years old, but not yet 81 years old (unless state law requires a lower maximum issue age)

•   Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•   Maximum of 2 living Joint Owners (with one being the Annuitant)

•   Cannot be added to a policy with other active GMLB or GMIB riders.

•   Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•   Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

•   Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

•   Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•   Maximum of 2 living Joint Owners (with one being the Annuitant)

•   Cannot be added to a policy with other active GMLB or GMIB riders.

•   Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•   Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

Base Benefit and Optional Fees	Percentage of “Principal Back” TWB - 0.75%	Percentage of the TWB. Additional option fees would be added to the base.		Percentage of WB. Additional option fees would be added to the base.
		Single Life		Single Life
		Base Fee	0.40%	Base Fee	0.60%
		Growth Benefit Fee	0.25%	DB Fee	0.25%
		DB Fee	0.25%	IE Benefit Fee	0.15%
		IE Benefit Fee	0.15%	Joint Life
		Joint Life		Base Fee	0.90%
		Base Fee	0.60%	DB Fee	0.20%
		Growth Benefit Fee	0.50%	IE Benefit Fee	0.30%
		DB Fee	0.20%
		IE Benefit Fee	0.30%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.		• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.

182

Rider Name	Living Benefit Rider 2003 & 2004[3]	Income SelectSM For Life[3]	Retirement Income ChoiceSM3
Rider Form Number[1]	RGMB 1 0603 (2003) RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)
Death Benefit	N/A

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.

The RDB does not reset due to the automatic step-up feature.

Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed.

PLEASE NOTE: These investment options may not be available on all products. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.

Must adhere to the Portfolio Allocation Method. See below.

TA AEGON Money Market

TA Asset Allocation - Conservative

TA Asset Allocation - Moderate

TA Asset Allocation - Moderate Growth

TA International Moderate Growth

TA Multi-Managed Balanced

Fixed Account GPOs or DCA Accounts

AllianceBernstein Balanced Wealth Strategy Portfolio

American Funds - Asset Allocation Fund

American Funds - Bond Fund

Fidelity VIP Balanced Portfolio

Franklin Templeton VIP Founding Funds Allocation Fund

GE Investments Total Return Fund

TA AEGON Money Market

TA AEGON Tactical Vanguard ETF - Balanced

TA AEGON Tactical Vanguard ETF - Conservative

TA AEGON Tactical Vanguard ETF - Growth

TA AEGON U.S. Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

TA Asset Allocation - Moderate

TA Asset Allocation - Moderate Growth

TA BlackRock Global Allocation

TA BlackRock Tactical Allocation

TA International Moderate Growth

TA JPMorgan Core Bond

TA JPMorgan Tactical Allocation

TA Multi-Managed Balanced

TA PIMCO Real Return TIPS

TA PIMCO Total Return

TA Vanguard ETF - Balanced

TA Vanguard ETF - Conservative

TA Vanguard ETF - Growth Fixed Account GPOs or DCA Accounts

183

Rider Name	Living Benefit Rider 2003 & 2004[3]	Income SelectSM For Life[3]	Retirement Income ChoiceSM3
Rider Form Number[1]	RGMB 1 0603 (2003) RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)
Allocation Methods

Portfolio Allocation Method (PAM):

•   This program will automatically allocate assets from the policyholder’s separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.

•   If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder’s current separate account values).

•   The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.

•   The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.

Current PAM Safe Fund:

TA U.S. Government Securities

		N/A	N/A

184

Rider Name	Living Benefit Rider 2003 & 2004[3]	Income SelectSM For Life[3]	Retirement Income ChoiceSM3
Rider Form Number[1]	RGMB 1 0603 (2003) RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)

Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.

The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:

a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.

b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant’s 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.

* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.

•   The policyholder does not have to take the entire MAWA in any year.

•   If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant’s2 attained age at the time of the first withdrawal.

•   Starting with January 1st following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.

•   On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:

1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant’s2 attained age, and

2) The RMD amount for this policy for the current calendar year.

•   The policyholder does not have to take the entire MAWA in any year.

•   If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

			The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.
			Age 1st WD	For Life WD%
			0-58	0.0%
			59-69	5.0%
			70-79	6.0%
			80+	7.0%

•   Starting the rider anniversary [2] following the annuitant’s 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

•   On each rider anniversary, the RWA will be reset equal to the greater of:

1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

2) The RMD amount for this policy for the current calendar year.

•   The policyholder does not have to take the entire RWA in any year.

•   If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

185

Rider Name	Living Benefit Rider 2003 & 2004[3]	Income SelectSM For Life[3]	Retirement Income ChoiceSM3
Rider Form Number[1]	RGMB 1 0603 (2003) RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)
Automatic Step-Up Benefit	N/A	N/A

On each rider anniversary, the WB will be set to the greatest of:

  1) The current WB:

  2) The policy value on the rider anniversary;

  3) The highest policy value on a rider monthiversarySM *; or

  4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.

    A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.

•    If the largest value is 1) or 4) above, this is not considered a step-up.

•    Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.

•    If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

186

Rider Name	Living Benefit Rider 2003 & 2004[3]	Income SelectSM For Life[3]	Retirement Income ChoiceSM3
Rider Form Number[1]	RGMB 1 0603 (2003) RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)
Exercising Rider

“For Life” GMWB:

The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant’s death or 2) the “For Life” MRWA is zero.

“Principal Back” GMWB:

The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.

“GMAB”:

At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.

    a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.

    b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.

Exercising the Income

Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer’s or other forms of mental illness.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income

Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

187

Rider Name	Living Benefit Rider 2003 & 2004[3]		Income SelectSM For Life[3]		Retirement Income ChoiceSM3
Rider Form Number[1]	RGMB 1 0603 (2003) RGMB 4 0504 (2004)		RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)		RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)
Income Benefit or Other Benefit Payout Considerations

The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.

The income benefit percentage is determined by the annuitant’s2 age at the time of the first withdrawal

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.

NOTE: There is not an adjustment or credit for partial years of interest. Growth

	Year Rec’d 1 2 3 4 5	% Added to GFV 100% 90% 80% 70% 60%	taken on or after January 1st following the annuitant’s2 59th birthday. The income benefit percentage is as follows:		is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
	6-10 10+	50% 0%	Age 1st WD 55-58 59-64	For Life WD% 0.0% 4.5%

At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.

			65-69 70-74 75-79 80-84 85-89 90-94 95+	5.0% 5.5% 6.0% 6.5% 7.0% 7.5% 8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant’s2 age increases.

188

Rider Name	Living Benefit Rider 2003 & 2004[3]	Income SelectSM For Life[3]	Retirement Income ChoiceSM3
Rider Form Number[1]	RGMB 1 0603 (2003) RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)
Rider Upgrade

•    May upgrade anytime after the 5th anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.

•    Must be prior to the annuitant’s 86th birthday

•    An upgrade will reset the MRWA, TWB, MAWA and the GFV values.

•    Rider Fee will be the fee that applies to the new rider at the time of upgrade.

•    Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.

•    Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.

•    An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.

•    Rider Fee will be the fee that applies to the new rider at the time of upgrade.

•    Growth percentage will be the percentage available at the time of upgrade.

•    Upgrades allowed within a 30 day window following each successive 5th rider anniversary.

•    Rider availability and fees may vary at time of upgrade

•    Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

•    An upgrade will reset the WB, RDB, RWA and Income Benefit determination.

•    Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.

•    Growth percentage will be the percentage available at the time of upgrade.

Rider Termination

•    The rider will be terminated upon policy surrender, annuitization or upgrade.

•    The policyholder must wait 5 years from the Rider Start Date to terminate.

•    After the five-year waiting period, the policyholder may terminate the rider at any time.

•    The rider will be terminated the date we receive written notice from you requesting termination.

•    The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•    The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•    Termination allowed within 30 day window following each rider anniversary.

•    The rider will be terminated the date we receive written notice from you requesting termination.

•    The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•    The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•    The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•    Termination allowed within 30 day window following each successive 5th rider anniversary.

•    After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

•    The rider will be terminated the date we receive written notice from you requesting termination.

189

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Purpose of Rider

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•   The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]

•   This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•   The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]

•   This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•   The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]

•   This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

Availability

•   Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

•   Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•   Maximum of 2 living Joint Owners (with one being the Annuitant)

•   Cannot be added to a policy with other active GMLB or GMIB riders.

•   Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•   Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

•   Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

•   Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•   Maximum of 2 living Joint Owners (with one being the Annuitant)

•   Cannot be added to a policy with other active GMLB or GMIB riders.

•   Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•   Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

•   Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

•   Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•   Maximum of 2 living Joint Owners (with one being the Annuitant)

•   Cannot be added to a policy with other active GMLB or GMIB riders.

•   Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•   Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

190

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]		Retirement Income ChoiceSM 1.4[3]		Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)		RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)		RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Base Benefit and Optional Fees	Percentage of WB. Additional option fees would be added to the base. Single Life		Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of		Fee based on designated allocation groups and the optional benefits selected. If you elect a combination
	Base Fee DB Fee IE Benefit Fee Joint Life	0.90% 0.25% 0.15%	designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.		of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
	Base Fee	0.90%	Base Benefit Fees:		Base Benefit Fees (after
	DB Fee	0.20%	Group A	1.40%	12/12/11):
	IE Benefit Fee	0.30%	Group B	1.00%	OAM Option	1.25%
	NOTE: Prior to 1/17/09 the Base		Group C	0.45%	Group A	1.55%
	Fee for Single and Joint life riders		Additional option fees would be		Group B	1.10%
	was 0.75%		added to the base and are as		Group C	0.70%
			follows:		Additional option fees would be
			DB Single Life	0.25%	added to the base and are as
			DB Joint Life	0.20%	follows:
			IE Single Life	0.15%	DB Single Life	0.25%
			IE Joint Life	0.30%	DB Joint Life	0.20%
					IE Single Life	0.30%
					IE Joint Life	0.50%
					Base Benefit Fees (prior to
					12/12/11):
					OAM Option	1.20%
					Group A	1.40%
					Group B	1.00%
					Group C	0.45%
					Additional option fees would be added to the base and are as follows:
					DB Single Life	0.25%
					DB Joint Life	0.20%
					IE Single Life	0.15%
					IE Joint Life	0.30%

191

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.

•   The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.

•   Deducted at each rider quarter-versary in arrears during the accumulation phase.

•   The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.

•   A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.

•   The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.

•   The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

•   A pro-rated fee is deducted at the time the rider is terminated or upgraded.

•   The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.

•   Deducted at each rider quarter-versary in arrears during the accumulation phase.

•   The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.

•   A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.

•   The base rider fee adjustment will be calculated using the same formula as the base rider fee.

•   The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

•   A pro-rated fee is deducted at the time the rider is terminated or upgraded.

Death Benefit

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.

The RDB does not reset due to the automatic step-up feature.

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.

The RDB does not reset due to the automatic step-up feature.

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.

The RDB does not reset due to the automatic step-up feature.

192

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)

Designated Funds Available -

Policyholder who add these riders may only invest in the investment options listed.

PLEASE NOTE: These investment options may not be available on all products. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.

AllianceBernstein Balanced Wealth Strategy Portfolio

American Funds - Asset Allocation Fund

America Funds - Bond Fund

Fidelity VIP Balanced Portfolio

Franklin Templeton VIP Founding Funds Allocation Fund

GE Investments Total Return Fund

TA AEGON Money Market

TA AEGON Tactical Vanguard

ETF - Balanced

TA AEGON Tactical Vanguard

ETF - Conservative

TA AEGON Tactical Vanguard

ETF - Growth

TA AEGON U.S. Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

TA Asset Allocation - Moderate

TA Asset Allocation - Moderate Growth

TA BlackRock Global Allocation

TA BlackRock Tactical Allocation

TA International Moderate Growth

TA JPMorgan Core Bond

TA JPMorgan Tactical Allocation

TA Multi-Managed Balanced

TA PIMCO Real Return TIPS

TA PIMCO Total Return

TA Vanguard ETF - Balanced

TA Vanguard ETF - Conservative

TA Vanguard ETF - Growth

Fixed Account GPOs or DCA Accounts

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio

American Funds - Asset Allocation Fund

Fidelity VIP Balanced Portfolio

Franklin Templeton VIP Founding Funds Allocation Fund

GE Investments Total Return Fund

TA AEGON Tactical Vanguard

ETF - Growth

TA Asset Allocation - Moderate Growth

TA International Moderate Growth

TA Multi-Managed Balanced

TA Vanguard ETF - Growth

Designated Allocation Group B

TA AEGON Tactical Vanguard

ETF - Balanced

TA Asset Allocation - Moderate

TA BlackRock Global Allocation

TA BlackRock Tactical Allocation

TA Vanguard ETF - Balanced Designated Allocation Group C

America Funds - Bond Fund

TA AEGON Money Market

TA AEGON Tactical Vanguard

ETF - Conservative

TA AEGON U.S. Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

TA JPMorgan Core Bond

TA JPMorgan Tactical Allocation

TA PIMCO Real Return TIPS

TA PIMCO Total Return

TA Vanguard ETF - Conservative

Fixed Account

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio

American Funds - Asset Allocation Fund

Fidelity VIP Balanced Portfolio

Franklin Templeton VIP Founding Funds Allocation Fund

GE Investments Total Return Fund

TA AEGON Tactical Vanguard

ETF - Growth

TA Asset Allocation - Moderate Growth

TA International Moderate Growth

TA Janus Balanced

TA Legg Mason Dynamic Allocation - Growth

TA PIMCO Tactical - Growth

TA Vanguard ETF - Growth

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF - Balanced

TA Asset Allocation - Moderate

TA BlackRock Global Allocation

TA BlackRock Tactical Allocation

TA Legg Mason Dynamic

Allocation - Balanced

TA Market Participation Strategy

TA PIMCO Tactical - Balanced

TA Vanguard ETF - Balanced

Designated Allocation Group C

American Funds Bond Fund

TA AEGON Money Market

TA AEGON Tactical Vanguard

ETF - Conservative

TA AEGON US Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

TA JPMorgan Core Bond

TA JPMorgan Tactical Allocation

TA PIMCO Real Return TIPS

TA PIMCO Tactical - Conservative

TA PIMCO Total Return

TA Vanguard ETF - Conservative Fixed Account

193

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Allocation Methods	N/A	N/A

Open Allocation Method (OAM):

•   This program will automatically allocate assets from the policyholder’s separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.

•   If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder’s current separate account values).

•   The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.

•   The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.

      Current OAM Safe Fund:

      TA ProFund UltraBear

194

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]		Retirement Income ChoiceSM 1.4[3]		Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)		RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)		RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.		The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the		The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of
	Age 1st WD	Single Life	first withdrawal.		the first withdrawal.
	WD%		Age 1st WD	Single Life	Age 1st WD	Single Life
	0-58	0.0%	WD%		WD%
	59-69	5.0%	0 - 58	0.0%	0 - 58	0.0%
	70-79	6.0%	59-64	4.0%	59-64	4.0%
	80+	7.0%	65-74	5.0%	65-79	5.0%
			75 +	6.0%	80 +	6.0%
	Age 1st WD	Joint Life	Age 1st WD	Joint Life WD%	Age 1st WD	Joint Life WD%
	WD%		0 - 58	0.0%	0 - 58	0.0%
	0-58	0.0%	59-64	3.5%	59-64	3.5%
	59-69	4.5%	65-74	4.5%	65-79	4.5%
	70-79	5.5%	75 +	5.5%	80 +	5.5%
	80+	6.5%

•   Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

•   On each rider anniversary, the RWA will be reset equal to the greater of:

          1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

          2)The RMD amount for this policy for the current calendar year.

•   The policyholder does not have to take the entire RWA in any year.

•   If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:

    0-58  59-69  70-79  80+

•   Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

•   On each rider anniversary, the RWA will be reset equal to the greater of:

          1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

          2)The RMD amount for this policy for the current calendar year.

•   The policyholder does not have to take the entire RWA in any year.

•   If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:

    0-58  59-69  70-79  80+

- After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:

    0-58  59-64  65-74  75+

•   Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

•   On each rider anniversary, the RWA will be reset equal to the greater of:

          1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

          2)The RMD amount for this policy for the current calendar year.

•   The policyholder does not have to take the entire RWA in any year.

•   If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

195

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Automatic Step-Up Benefit

On each rider anniversary, the WB will be set to the greatest of:

  1) The current WB:

  2) The policy value on the rider anniversary;

  3) The highest policy value on a rider monthiversarySM *; or

  4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.

    A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.

•   If the largest value is 1) or 4) above, this is not considered a step-up.

•   Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.

•   If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

On each rider anniversary, the WB will be set to the greatest of:

  1) The current WB:

  2) The policy value on the rider anniversary;

  3) The highest policy value on a rider monthiversarySM *; or

  4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.

    A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.

•   If the largest value is 1) or 4) above, this is not considered a step-up.

•   Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.

•   If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

      NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

On each rider anniversary, the WB will be set to the greatest of:

  1) The current WB:

  2) The policy value on the rider anniversary;

  3) The highest policy value on a rider monthiversarySM *; or

  4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.

    A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.

•   If the largest value is 1) or 4) above, this is not considered a step-up.

•   Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.

•   If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

      NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

196

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Exercising Rider

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income

Enhancement Option:

If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income

Enhancement Option:

If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income

Enhancement Option:

If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

197

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Income Benefit or Other Benefit Payout Considerations

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.

Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;

    1)the current WB; or

    2)premiums applied within 90 days of the rider date multiplied by 2.

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

Rider Upgrade

•   Upgrades allowed within a 30 day window following each successive 5th rider anniversary.

•   Rider availability and fees may vary at time of upgrade

•   Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

•   An upgrade will reset the WB, RDB, RWA and Income Benefit determination.

•   Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.

•   Growth percentage will be the percentage available at the time of upgrade.

•   Upgrades allowed within a 30 day window following each successive 5th rider anniversary.

•   Rider availability and fees may vary at time of upgrade

•   Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

•   An upgrade will reset the WB and RDB.

•   Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.

•   Growth percentage will be the percentage available at the time of upgrade.

•   Upgrades allowed within a 30 day window following each successive 5th rider anniversary.

•   Rider availability and fees may vary at time of upgrade

•   Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

•   An upgrade will reset the WB and RDB.

•   Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.

•   Growth percentage will be the percentage available at the time of upgrade.

198

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Rider Termination

•   The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•   The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•   The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•   Termination allowed within 30 day window following each successive 5th rider anniversary.

•   After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

•   The rider will be terminated the date we receive written notice from you requesting termination.

•   The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•   The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•   The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•   Termination allowed within 30 day window following each successive 5th rider anniversary.

•   After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

•   The rider will be terminated the date we receive written notice from you requesting termination.

•   The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•   The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•   The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•   Termination allowed within 30 day window following each successive 5th rider anniversary.

•   After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

•   The rider will be terminated the date we receive written notice from you requesting termination.

1Rider form number may be found on the bottom left corner of your rider pages.

2If the rider’s Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant’s spouse.

3This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

199

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2013

to the

Prospectus Dated May 1, 2013

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2013

The following investment choices are hereby added to your policy:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund	BlackRock Basic Value V.I. Fund	BlackRock Advisors, LLC.
Investment Objective: Capital appreciation with secondary objective of income.
BlackRock High Yield V.I. Fund - Class I Shares	BlackRock High Yield V.I. Fund - Class I Shares	BlackRock Advisors, LLC.
Investment Objective: High level of current income with a secondary objective of capital appreciation when consistent with primary objective.

The following subaccount will only be available to owners that held an investment in this subaccount on May 1, 2009. However, if any such owner surrenders all of his or her money from this subaccount after May 1. 2009, that owner may not reinvest in this subaccount.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock Advisors, LLC.
Investment Objective: High total investment return.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with Merrill Lynch, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

1

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
BlackRock Variable Series Fund, Inc.	0.10%

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2011. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Subaccount	Year	Separate Account Expense 2.45%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.021542	$1.068724	0.000
Subaccount Inception Date May 1, 2002	2011	$1.022413	$1.021542	0.000
	2010	$0.963561	$1.022413	0.000
	2009	$0.790338	$0.963561	0.000
	2008	$1.000000	$0.790338	0.000
TA Asset Allocation - Moderate - Service Class	2012	$0.986736	$1.050752	0.000
Subaccount Inception Date May 1, 2002	2011	$1.007920	$0.986736	0.000
	2010	$0.937563	$1.007920	0.000
	2009	$0.761131	$0.937563	0.000
	2008	$1.000000	$0.761131	0.000
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.931090	$1.002978	0.000
Subaccount Inception Date May 1, 2002	2011	$0.976071	$0.931090	0.000
	2010	$0.889620	$0.976071	0.000
	2009	$0.712762	$0.889620	0.000
	2008	$1.000000	$0.712762	0.000
TA International Moderate Growth - Service Class	2012	$0.835545	$0.917245	0.000
Subaccount Inception Date May 1, 2006	2011	$0.925739	$0.835545	0.000
	2010	$0.860297	$0.925739	0.000
	2009	$0.681505	$0.860297	0.000
	2008	$1.000000	$0.681505	0.000
TA PIMCO Total Return - Service Class	2012	$1.114428	$1.167289	0.000
Subaccount Inception Date May 1, 2002	2011	$1.077556	$1.114428	0.000
	2010	$1.032354	$1.077556	0.000
	2009	$0.913723	$1.032354	0.000
	2008	$1.000000	$0.913723	0.000

2

Subaccount	Year	Separate Account Expense 2.45%
		Beginning AUV	Ending AUV	# Units
TA Efficient Markets - Service Class(5)	2012	$1.247569	$1.366201	0.000
Subaccount Inception Date November 10, 2008	2011	$1.306699	$1.247569	0.000
	2010	$1.191252	$1.306699	0.000
	2009	$1.035492	$1.191252	0.000
	2008	$1.000000	$1.035492	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.098433	$1.204937	0.000
Subaccount Inception Date May 1, 2002	2011	$1.084596	$1.098433	0.000
	2010	$0.896936	$1.084596	0.000
	2009	$0.729646	$0.896936	0.000
	2008	$1.000000	$0.729646	0.000
TA AEGON Money Market - Service Class	2012	$0.926704	$0.904471	0.000
Subaccount Inception Date July 3, 1997	2011	$0.949305	$0.926704	0.000
	2010	$0.972509	$0.949305	0.000
	2009	$0.996216	$0.972509	0.000
	2008	$1.000000	$0.996216	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.111300	$1.137353	0.000
Subaccount Inception Date May 13, 1994	2011	$1.061135	$1.111300	0.000
	2010	$1.043081	$1.061135	0.000
	2009	$1.025589	$1.043081	0.000
	2008	$1.000000	$1.025589	0.000
TA Vanguard ETF - Balanced - Service Class(6)	2012	$0.989269	$1.046565	0.000
Subaccount Inception Date May 1, 2008	2011	$0.998799	$0.989269	0.000
	2010	$0.924430	$0.998799	0.000
	2009	$0.812728	$0.924430	0.000
	2008	$1.000000	$0.812728	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.918034	$0.999482	0.000
Subaccount Inception Date May 1, 2008	2011	$0.951266	$0.918034	0.000
	2010	$0.862408	$0.951266	0.000
	2009	$0.717267	$0.862408	0.000
	2008	$1.000000	$0.717267	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.244742	$1.374618	0.000
Subaccount Inception Date November 10, 2008	2011	$1.317934	$1.244742	0.000
	2010	$1.226543	$1.317934	0.000
	2009	$1.011675	$1.226543	0.000
	2008	$1.000000	$1.011675	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.963674	$1.079898	0.000
Subaccount Inception Date May 1, 2008	2011	$1.026512	$0.963674	0.000
	2010	$0.893065	$1.026512	0.000
	2009	$0.661459	$0.893065	0.000
	2008	$1.000000	$0.661459	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.291113	$1.449117	0.000
Subaccount Inception Date November 10, 2008	2011	$1.347141	$1.291113	0.000
	2010	$1.253768	$1.347141	0.000
	2009	$0.989022	$1.253768	0.000
	2008	$1.000000	$0.989022	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.087157	$1.229207	0.000
Subaccount Inception Date November 19, 2009	2011	$1.102698	$1.087157	0.000
	2010	$1.007062	$1.102698	0.000
	2009	$0.989756	$1.007062	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.062133	$1.089096	0.000
Subaccount Inception Date November 19, 2009	2011	$1.028491	$1.062133	0.000
	2010	$0.992791	$1.028491	0.000
	2009	$1.000877	$0.992791	0.000

3

Subaccount	Year	Separate Account Expense 2.45%
		Beginning AUV	Ending AUV	# Units
GE Investments Total Return Fund - Class 3(3)	2012	$1.008535	$1.102725	0.000
Subaccount Inception Date November 19, 2009	2011	$1.068314	$1.008535	0.000
	2010	$1.002704	$1.068314	0.000
	2009	$0.988788	$1.002704	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.072630	$1.116124	0.000
Subaccount Inception Date November 19, 2009	2011	$1.065040	$1.072630	0.000
	2010	$0.997153	$1.065040	0.000
	2009	$0.999934	$0.997153	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.037662	$1.071415	0.000
Subaccount Inception Date August 16, 2010	2011	$1.045621	$1.037662	0.000
	2010	$1.000000	$1.045621	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.004699	$1.047037	0.000
Subaccount inception date December 9, 2011	2011	$1.000000	$1.004699	0.000

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2012	$1.222237	$1.376640	1,154,833.042
Subaccount Inception Date July 3, 1997	2011	$1.268565	$1.222237	1,565,413.192
	2010	$1.138637	$1.268565	1,891,321.926
	2009	$0.879129	$1.138637	2,233,939.965
	2008	$1.407785	$0.879129	2,524,431.179
	2007	$1.400005	$1.407785	3,035,057.257
	2006	$1.163140	$1.400005	3,728,949.550
	2005	$1.144027	$1.163140	3,948,395.889
	2004	$1.042915	$1.144027	4,318,898.00
	2003	$0.792544	$1.042915	4,288,462.40
BlackRock Global Allocation V.I. Fund	2012	$2.116184	$2.304786	514,763.829
Subaccount Inception Date July 3, 1997	2011	$2.220125	$2.116184	591,506.699
	2010	$2.042513	$2.220125	884,397.190
	2009	$1.706191	$2.042513	939,953.055
	2008	$2.143933	$1.706191	959,108.789
	2007	$1.855294	$2.143933	562,020.445
	2006	$1.611945	$1.855294	511,552.667
	2005	$1.476737	$1.611945	260,220.675
	2004	$1.307272	$1.476737	148,216.67
	2003	$0.869886	$1.307272	39,321.46
BlackRock High Yield V.I. Fund - Class I Shares	2012	$1.834768	$2.095794	323,553.833
Subaccount Inception Date July 3, 1997	2011	$1.797749	$1.834768	486,644.697
	2010	$1.577858	$1.797749	562,291.975
	2009	$1.020041	$1.577858	610,674.208
	2008	$1.458323	$1.020041	697,152.591
	2007	$1.441806	$1.458323	755,671.699
	2006	$1.333658	$1.441806	1,269,285.254
	2005	$1.329750	$1.333658	1,392,488.735
	2004	$1.204082	$1.329750	1,260,738.65
	2003	$0.951595	$1.204082	1,249,778.43

4

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class	2012	$1.463492	$1.553164	241,789.932
Subaccount Inception Date May 1, 2002	2011	$1.443418	$1.463492	400,704.812
	2010	$1.341624	$1.443418	551,615.394
	2009	$1.084764	$1.341624	512,429.517
	2008	$1.393535	$1.084764	1,010,343.201
	2007	$1.326374	$1.393535	950,354.248
	2006	$1.227011	$1.326374	1,465,658.037
	2005	$1.181090	$1.227011	891,891.143
	2004	$1.090010	$1.181090	438,641.080
	2003	$0.897884	$1.090010	393,484.536
TA Asset Allocation - Growth - Initial Class	2012	$1,282768	$1.426436	1,594,197.901
Subaccount Inception Date May 1, 2002	2011	$1.373148	$1,282768	1,687,393.878
	2010	$1.209469	$1.373148	1,510,307.161
	2009	$0.943304	$1.209469	1,655,466.961
	2008	$1.582269	$0.943304	1,436,715.533
	2007	$1.486851	$1.582269	1,689,550.428
	2006	$1.302034	$1.486851	855,030.567
	2005	$1.174501	$1.302034	300,581.621
	2004	$1.041488	$1.174501	87,747.507
	2003	$0.806199	$1.041488	234,637.209
TA Asset Allocation - Moderate - Initial Class	2012	$1.452682	$1.570026	1,771,393.115
Subaccount Inception Date May 1, 2002	2011	$1.462229	$1.452682	1,988,401.406
	2010	$1.341335	$1.462229	2,052,466.584
	2009	$1.074425	$1.341335	2,157,194.866
	2008	$1.469438	$1.074425	2,314,753.319
	2007	$1.378257	$1.469438	2,654,848.642
	2006	$1.251752	$1.378257	2,207,404.606
	2005	$1.179545	$1.251752	2,216,653.107
	2004	$1.072164	$1.179545	2,391,625.786
	2003	$0.869359	$1.072164	1,515,767.344
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.393746	$1.522976	1,940,435.641
Subaccount Inception Date May 1, 2002	2011	$1.440106	$1.393746	1,854,760.822
	2010	$1.293468	$1.440106	2,058,687.626
	2009	$1.021885	$1.293468	2,237,224.015
	2008	$1.538888	$1.021885	2,430,210.057
	2007	$1.445324	$1.538888	3,013,977.224
	2006	$1.285492	$1.445324	2,338,315.700
	2005	$1.184162	$1.285492	2,030,869.964
	2004	$1.055976	$1.184162	2,585,982.521
	2003	$0.840747	$1.055976	1,079,814.916
TA International Moderate Growth - Service Class	2012	$0.883713	$0.981688	0.000
Subaccount Inception Date May 1, 2006	2011	$0.967652	$0.883713	0.000
	2010	$0.888717	$0.967652	2,470.866
	2009	$0.695766	$0.888717	2,488.746
	2008	$1.106246	$0.695766	2,509.326
	2007	$1.032458	$1.106246	2,524.099
	2006	$1.000000	$1.032458	0.000
TA Barrow Hanley Dividend Focused - Initial Class(9)	2012	$1.333492	$1.471331	1,923,481.361
Subaccount Inception Date May 1, 2000	2011	$1.314183	$1.333492	2,040,309.088
	2010	$1.204776	$1.314183	2,668,464.893
	2009	$1.070125	$1.204776	1,256,954.507
	2008	$1.638984	$1.070125	334,965.728
	2007	$1.586029	$1.638984	474,844.629
	2006	$1.373411	$1.586029	530,359.376
	2005	$1.199353	$1.373411	645,519.887
	2004	$1.026183	$1.199353	524,333.478
	2003	$0.800587	$1.026183	323,754.130

5

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.895479	$2.344689	53,782.352
Subaccount Inception Date May 1, 2002	2011	$2.035925	$1.895479	68,924.695
	2010	$1.782147	$2.035925	85,598.679
	2009	$1.352468	$1.782147	77,337.559
	2008	$2.376670	$1.352468	101,628.784
	2007	$2.579503	$2.376670	106,626.809
	2006	$1.835653	$2.579503	150,952.407
	2005	$1.637853	$1.835653	76,193.806
	2004	$1.248199	$1.637853	52,452.469
	2003	$0.931052	$1.248199	48,955.630
TA JPMorgan Enhanced Index - Initial Class	2012	$1.006921	$1.157026	621,130.852
Subaccount Inception Date May 2, 1997	2011	$1.012004	$1.006921	676,371.806
	2010	$0.889633	$1.012004	775,684.824
	2009	$0.695084	$0.889633	773,179.078
	2008	$1.123403	$0.695084	801,775.645
	2007	$1.088148	$1.123403	1,175,938.319
	2006	$0.955422	$1.088148	1,490,599.505
	2005	$0.934991	$0.955422	959,649.992
	2004	$0.852747	$0.934991	845,403.520
	2003	$0.669596	$0.852747	728,148.836
TA Jennison Growth - Initial Class	2012	$0.962002	$1.099890	1,983,969.406
Subaccount Inception Date November 18, 1996	2011	$0.980165	$0.962002	2,295,673.738
	2010	$0.884015	$0.980165	2,663,229.920
	2009	$0.634782	$0.884015	138,566.563
	2008	$1.020357	$0.634782	169,826.389
	2007	$0.926507	$1.020357	253,549.549
	2006	$0.919997	$0.926507	225,598.003
	2005	$0.818602	$0.919997	193,613.176
	2004	$0.759530	$0.818602	130,410.962
	2003	$0.597188	$0.759530	5,878.870
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.130215	$1.289733	320,702.875
Subaccount Inception Date May 1, 2000	2011	$1.214860	$1.130215	382,649.084
	2010	$0.965218	$1.214860	464,676.791
	2009	$0.764045	$0.965218	541,117.098
	2008	$1.215742	$0.764045	678,338.336
	2007	$1.218398	$1.215742	771,914.948
	2006	$1.040511	$1.218398	1,110,594.711
	2005	$1.012203	$1.040511	1,106,429.851
	2004	$0.939060	$1.012203	1,190,868.567
	2003	$0.703500	$0.939060	1,227,481.355
TA AEGON High Yield Bond - Initial Class	2012	$1.705221	$1.976566	271,753.265
Subaccount Inception Date June 1, 1998	2011	$1.647887	$1.705221	326,626.398
	2010	$1.483913	$1.647887	381,135.740
	2009	$1.020431	$1.483913	440,838.189
	2008	$1.381306	$1.020431	558,452.319
	2007	$1.373205	$1.381306	669,170.988
	2006	$1.253150	$1.373205	945,006.421
	2005	$1.246176	$1.253150	958,814.443
	2004	$1.149503	$1.246176	1,039,048.714
	2003	$0.988505	$1.149503	945,857.760

6

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class	2012	$1.064576	$1.284313	282,685.836
Subaccount Inception Date May 1, 2001	2011	$1.198383	$1.064576	283,234.340
	2010	$1.098102	$1.198383	352,063.468
	2009	$0.837955	$1.098102	382,307.487
	2008	$1.311199	$0.837955	381,599.482
	2007	$1.216347	$1.311199	662,417.253
	2006	$1.000666	$1.216347	991,642.666
	2005	$0.897669	$1.000666	1,063,768.216
	2004	$0.794901	$0.897669	756,138.449
	2003	$0.642367	$0.794901	883,158.814
TA PIMCO Total Return - Initial Class	2012	$1.541170	$1.636957	871,202.021
Subaccount Inception Date May 1, 2002	2011	$1.468334	$1.541170	1,018,827.453
	2010	$1.386905	$1.468334	1,256,702.466
	2009	$1.210180	$1.386905	1,276,639.241
	2008	$1.260541	$1.210180	1,233,307.719
	2007	$1.171534	$1.260541	1,255,653.034
	2006	$1.138214	$1.171534	1,593,652.349
	2005	$1.126172	$1.138214	1,131,601.004
	2004	$1.091227	$1.126172	1,031,424.520
	2003	$1.053222	$1.091227	1,136,788.575
TA T. Rowe Price Small Cap - Initial Class	2012	$1.442743	$1.648412	171,449.956
Subaccount Inception Date May 1, 2000	2011	$1.436428	$1.442743	215,748.046
	2010	$1.081922	$1.436428	362,042.810
	2009	$0.789781	$1.081922	421,278.627
	2008	$1.254462	$0.789781	451,851.691
	2007	$1.158869	$1.254462	578,877.332
	2006	$1.132689	$1.158869	740,864.123
	2005	$1.036804	$1.132689	902,884.564
	2004	$0.951198	$1.036804	922,663.843
	2003	$0.685942	$0.951198	1,082,207.561
TA Multi-Managed Balanced - Initial Class	2012	$1.572120	$1.747752	45,178.717
Subaccount Inception Date May 1, 2002	2011	$1.529974	$1.572120	29,697.661
	2010	$1.248058	$1.529974	29,766.351
	2009	$1.000543	$1.248058	44,713.021
	2008	$1.498683	$1.000543	40,793.472
	2007	$1.335781	$1.498683	25,852.406
	2006	$1.239342	$1.335781	38,754.249
	2005	$1.162240	$1.239342	38,851.115
	2004	$1.058695	$1.162240	21,572.926
	2003	$0.941146	$1.058695	21,679.022
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.458088	$1.528428	67,544.985
Subaccount Inception Date May 1, 2002	2011	$1.449976	$1.458088	76,275.856
	2010	$1.343302	$1.449976	79284.999
	2009	$1.035882	$1.343302	69,506.930
	2008	$1.661544	$1.035882	80,909.298
	2007	$1.418146	$1.661544	146,887.385
	2006	$1.294720	$1.418146	142,024.649
	2005	$1.261856	$1.294720	52,551.206
	2004	$1.128889	$1.261856	33,666.427
	2003	$0.924287	$1.128889	10,933.864

7

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA WMC Diversified Growth - Initial Class	2012	$1.061382	$1.186249	1,661,598.353
Subaccount Inception Date May 1, 2000	2011	$1.116284	$1.061382	1,897,556.111
	2010	$0.959353	$1.116284	1,694,037.159
	2009	$0.751847	$0.959353	1,817,051.238
	2008	$1.409942	$0.751847	2,215,682.819
	2007	$1.227724	$1.409942	2,668,723.448
	2006	$1.143396	$1.227724	2,403,831.317
	2005	$0.993375	$1.143396	1,193,892.400
	2004	$0.868532	$0.993375	1,289,128.283
	2003	$0.670137	$0.868532	736,208.988
TA AEGON Money Market - Initial Class	2012	$1.068064	$1.054856	1,214,235.499
Subaccount Inception Date April 8, 1991	2011	$1.081306	$1.068064	1,863,339.712
	2010	$1.094790	$1.081306	1,771,139.564
	2009	$1.107014	$1.094790	1,269,698.817
	2008	$1.094695	$1.107014	1,973,968.957
	2007	$1.055380	$1.094695	2,803,113.582
	2006	$1.020274	$1.055380	1,244,578.705
	2005	$1.004042	$1.020274	733,616.745
	2004	$1.006504	$1.004042	714,141.937
	2003	$1.011588	$1.006504	760,607.724
TA Systematic Small/Mid Cap Value - Initial Class	2012	$2.088952	$2.401901	1,120,653.326
Subaccount Inception Date May 4, 1993	2011	$2.172744	$2.088952	1,262,971.038
	2010	$1.686857	$2.172744	1,547,738.181
	2009	$1.192595	$1.686857	1,794,312.791
	2008	$2.042093	$1.192595	2,174,820.233
	2007	$1.657650	$2.042093	2,637,797.361
	2006	$1.421656	$1.657650	2,979,134.782
	2005	$1.267497	$1.421656	2,802,571.422
	2004	$1.103071	$1.267497	3,014,770.294
	2003	$0.585256	$1.103071	2,672,494.596
TA AEGON U.S. Government Securities - Initial Class	2012	$1.429157	$1.484019	1,099,507.259
Subaccount Inception Date May 13, 1994	2011	$1.344691	$1.429157	1,281,984.189
	2010	$1.304088	$1.344691	1,491,853.748
	2009	$1.263925	$1.304088	1,941,604.581
	2008	$1.188702	$1.263925	2,156,806.883
	2007	$1.134988	$1.188702	1,974,917.722
	2006	$1.112738	$1.134988	2,992,316.908
	2005	$1.102034	$1.112738	2,776,720.582
	2004	$1.080238	$1.102034	2,808,895.024
	2003	$1.062441	$1.080238	3,219,804.739
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.032943	$1.105780	0.000
Subaccount Inception Date May 1, 2008	2011	$1.030714	$1.032943	0.000
	2010	$0.942791	$1.030714	0.000
	2009	$0.819159	$0.942791	0.000
	2008	$1.000000	$0.819159	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.958559	$1.056043	0.000
Subaccount Inception Date May 1, 2008	2011	$0.981646	$0.958559	0.000
	2010	$0.879543	$0.981646	0.000
	2009	$0.722951	$0.879543	0.000
	2008	$1.000000	$0.722951	0.000

8

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class(10)	2012	$1.091270	$1.258268	565,312.108
Subaccount Inception Date April 8, 1991	2011	$1.289168	$1.091270	747,561.420
	2010	$1.203254	$1.289168	953,004.670
	2009	$0.967802	$1.203254	1,020,585.859
	2008	$1.602061	$0.967802	1,297,411.450
	2007	$1.403238	$1.602061	1,552,208.978
	2006	$1.150322	$1.403238	1,464,376.841
	2005	$1.023500	$1.150322	1,378,413.110
	2004	$0.893060	$1.023500	1,291,814.401
	2003	$0.680836	$0.893060	618,179.887
TA BNP Paribas Large Cap Growth - Initial Class(11)	2012	$1.258384	$1.455655	820,231.226
Subaccount Inception Date April 8, 1991	2011	$1.303628	$1.258384	1,016,010.759
	2010	$1.107576	$1.303628	1,448,051.369
	2009	$0.771208	$1.107576	2,104,906.366
	2008	$1.348278	$0.771208	1,578,030.299
	2007	$1.249638	$1.348278	1,894,776.828
	2006	$1.146722	$1.249638	2,065,596.044
	2005	$1.061119	$1.146722	1,688,849.862
	2004	$0.952895	$1.061119	2,036,497.323
	2003	$0.796805	$0.952895	1,581,165.185
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$1.021978	$1.100950	966,157.506
Subaccount Inception Date May 1, 2001	2011	$1.109148	$1.021978	1,056,810.076
	2010	$0.838670	$1.109148	683,290.702
	2009	$0.528867	$0.838670	669,637.329
	2008	$0.997022	$0.528867	723,116.582
	2007	$0.823890	$0.997022	785,548.220
	2006	$0.758974	$0.823890	1,035,665.029
	2005	$0.714492	$0.758974	1,203,740.477
	2004	$0.675216	$0.714492	1,306,789.911
	2003	$0.533456	$0.675216	1,388,594.798
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.310298	$1.356996	0.000
Subaccount Inception Date November 3, 2003	2011	$1.236541	$1.310298	0.000
	2010	$1.201264	$1.236541	0.000
	2009	$1.167287	$1.201264	0.000
	2008	$1.100331	$1.167287	0.000
	2007	$1.053261	$1.100331	0.000
	2006	$1.034732	$1.053261	0.000
	2005	$1.027279	$1.034732	0.000
	2004	$1.010822	$1.027279	0.000
	2003	$1.000000	$1.010822	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.888489	$1.032385	2,998.143
Subaccount Inception Date May 1, 2002	2011	$0.931187	$0.888489	38,142.935
	2010	$0.881600	$0.931187	38,175.064
	2009	$0.604186	$0.881600	47,108.729
	2008	$1.271980	$0.604186	27,498.162
	2007	$1.270636	$1.271980	28,590.780
	2006	$1.139065	$1.270636	14,194.928
	2005	$1.093885	$1.139065	0.000
	2004	$0.999279	$1.093885	0.000
	2003	$0.759054	$0.999279	0.000
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.964999	3,930.708

9

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.024988	$1.186830	661,915.647
Subaccount Inception Date May 1, 2001	2011	$0.978382	$1.024988	692,530.979
	2010	$0.878204	$0.978382	747,775.364
	2009	$0.738833	$0.878204	936,857.924
	2008	$1.261449	$0.738833	1,172,393.699
	2007	$1.218097	$1.261449	1,297,791.879
	2006	$1.054234	$1.218097	1,939,418.245
	2005	$1.020495	$1.054234	2,253,919.210
	2004	$0.929033	$1.020495	2,593,744.737
	2003	$0.711608	$0.929033	2,960,088.281
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.790303	$0.910853	190,771.498
Subaccount Inception Date May 1, 2001	2011	$0.831363	$0.790303	311,362.263
	2010	$0.766396	$0.831363	430,732.011
	2009	$0.565961	$0.766396	499,795.115
	2008	$0.952272	$0.565961	524,187.246
	2007	$0.848701	$0.952272	545,112.699
	2006	$0.864830	$0.848701	721,876.332
	2005	$0.762441	$0.864830	921,256.559
	2004	$0.712537	$0.762441	1,075,117.181
	2003	$0.584791	$0.712537	1,592,267.943
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$1.006238	$1.141029	0.000
Subaccount Inception Date May 1, 2008	2011	$1.059328	$1.006238	0.000
	2010	$0.910832	$1.059328	0.000
	2009	$0.666709	$0.910832	0.000
	2008	$1.000000	$0.666709	0.000
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2012	$1.502076	$1.722877	416,578.380
Subaccount Inception Date May 1, 2000	2011	$1.564362	$1.502076	533,649.418
	2010	$1.354615	$1.564362	865,328.271
	2009	$1.012451	$1.354615	904,593.534
	2008	$1.788832	$1.012451	1,029,474.045
	2007	$1.544135	$1.788832	1,070,600.013
	2006	$1.402996	$1.544135	1,122,649.002
	2005	$1.217763	$1.402996	957,736.899
	2004	$1.070719	$1.217763	877,701.983
	2003	$0.845652	$1.070719	903,636.920
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.093210	$1.263782	94,217.820
Subaccount Inception Date May 1, 2000	2011	$1.099640	$1.093210	110,218.527
	2010	$0.968848	$1.099640	134,074.657
	2009	$0.755259	$0.968848	217,880.547
	2008	$1.337242	$0.755259	235,226.956
	2007	$1.337042	$1.337242	464,400.119
	2006	$1.128753	$1.337042	523,756.167
	2005	$1.082525	$1.128753	476,246.811
	2004	$0.985400	$1.082525	564,163.301
	2003	$0.767303	$0.985400	594,701.497
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.869018	$0.981851	254,418.200
Subaccount Inception Date May 1, 2001	2011	$0.880152	$0.869018	281,842.453
	2010	$0.719468	$0.880152	94,945.390
	2009	$0.569269	$0.719468	132,761.289
	2008	$1.093944	$0.569269	146,307.048
	2007	$0.874541	$1.093944	188,850.859
	2006	$0.830834	$0.874541	142,663.614
	2005	$0.797318	$0.830834	147,620.614
	2004	$0.782870	$0.797318	254,067.164
	2003	$0.598043	$0.782870	463,098.979

10

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2012	$1.003873	$1.182989	71,819.921
Subaccount Inception Date May 1, 2000	2011	$0.996764	$1.003873	74,345.368
	2010	$0.817352	$0.996764	76,993.905
	2009	$0.568927	$0.817352	79,981.861
	2008	$1.284076	$0.568927	83,609.299
	2007	$1.057895	$1.284076	89,261.563
	2006	$1.018922	$1.057895	97,305.365
	2005	$0.949257	$1.018922	104,833.751
	2004	$0.899200	$0.949257	107,971.465
	2003	$0.703559	$0.899200	108,249.828
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.086107	$2.360244	350,692.017
Subaccount Inception Date May 1, 2000	2011	$2.369263	$2.086107	398,414.752
	2010	$1.865781	$2.369263	505,851.059
	2009	$1.351755	$1.865781	668,937.173
	2008	$2.266360	$1.351755	790,282.522
	2007	$1.989658	$2.266360	1,173,932.387
	2006	$1.792176	$1.989658	1,370,846.387
	2005	$1.537512	$1.792176	1,390,058.699
	2004	$1.248854	$1.537512	1,352,964.418
	2003	$0.914603	$1.248854	1,353,943.158
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.323223	$1.660490	56,021.502
Subaccount Inception Date May 1, 2002	2011	$1.472847	$1.323223	84,920.191
	2010	$1.180361	$1.472847	98,909.768
	2009	$0.760482	$1.180361	103,853.710
	2008	$1.580730	$0.760482	75,247.601
	2007	$1.517999	$1.580730	99,911.916
	2006	$1.324841	$1.517999	149,505.663
	2005	$1.309575	$1.324841	164,785.420
	2004	$1.164786	$1.309575	128,750.295
	2003	$0.749434	$1.164786	196,260.502
Franklin Income Securities Fund - Class 2	2012	$1.016968	$1.131434	45,665.931
Subaccount Inception Date May 1, 2007	2011	$1.005682	$1.016968	18,252.063
	2010	$0.903723	$1.005682	22,135.901
	2009	$0.674813	$0.903723	22,231.264
	2008	$0.971353	$0.674813	17,585.053
	2007	$1.000000	$0.971353	16,083.832
Mutual Shares Securities Fund - Class 2	2012	$0.801269	$0.904048	0.000
Subaccount Inception Date May 1, 2007	2011	$0.819803	$0.801269	11,897.797
	2010	$0.746489	$0.819803	11,901.854
	2009	$0.599635	$0.746489	1,999.116
	2008	$0.965403	$0.599635	10,487.064
	2007	$1.000000	$0.965403	6,441.419
Templeton Foreign Securities Fund - Class 2	2012	$0.805995	$0.941134	155,346.803
Subaccount Inception Date May 1, 2007	2011	$0.913165	$0.805995	188,137.036
	2010	$0.852876	$0.913165	197,081.488
	2009	$0.630121	$0.852876	213,131.202
	2008	$1.070130	$0.630121	138,612.156
	2007	$1.000000	$1.070130	5,622.834

11

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.227967	$1.418737	102,481.306
Subaccount Inception Date October 9, 2000	2011	$1.264171	$1.227967	124,665.918
	2010	$1.019736	$1.264171	127,398.871
	2009	$0.714794	$1.019736	116,367.952
	2008	$1.289164	$0.714794	112,921.382
	2007	$1.072245	$1.289164	93,422.659
	2006	$0.958132	$1.072245	118,849.217
	2005	$0.865925	$0.958132	154,137.402
	2004	$0.727757	$0.865925	154,620.181
	2003	$0.546769	$0.727757	149,425.595
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2012	$1.484495	$1.624295	0.000
Subaccount Inception Date October 9, 2000	2011	$1.549208	$1.484495	14,024.655
	2010	$1.359661	$1.549208	17,253.438
	2009	$1.035702	$1.359661	21,455.255
	2008	$1.454423	$1.035702	55,289.121
	2007	$1.374155	$1.454423	62,054.922
	2006	$1.209131	$1.374155	45,552.006
	2005	$1.112886	$1.209131	86,934.106
	2004	$0.956576	$1.112886	110,995.797
	2003	$0.685852	$0.956576	111,127.621
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.728468	$0.862311	334,020.858
Subaccount Inception Date October 9, 2000	2011	$0.857507	$0.728468	368,740.705
	2010	$0.751573	$0.857507	569,954.555
	2009	$0.553819	$0.751573	597,619.981
	2008	$1.016044	$0.553819	589,800.246
	2007	$0.940727	$1.016044	662,169.098
	2006	$0.807605	$0.940727	960,049.097
	2005	$0.774544	$0.807605	997,700.061
	2004	$0.750275	$0.774544	1,064,183.988
	2003	$0.614202	$0.750275	1,127,013.431
MFS ® New Discovery Series – Service Class	2012	$1.378473	$1.645861	42,074.375
Subaccount Inception Date May 1, 2002	2011	$1.559306	$1.378473	74,228.446
	2010	$1.161385	$1.559306	93,045.640
	2009	$0.721754	$1.161385	67,440.194
	2008	$1.208354	$0.721754	30,858.037
	2007	$1.196609	$1.208354	54,618.434
	2006	$1.072810	$1.196609	44,606.892
	2005	$1.034152	$1.072810	13,882.640
	2004	$0.985901	$1.034152	14,057.930
	2003	$0.748106	$0.985901	12,921.904
MFS ® Total Return Series – Service Class	2012	$1.283009	$1.405624	135,979.342
Subaccount Inception Date May 1, 2002	2011	$1.278746	$1.283009	148,350.175
	2010	$1.180963	$1.278746	116,873.434
	2009	$1.015691	$1.180963	141,530.681
	2008	$1.323958	$1.015691	92,227.844
	2007	$1.289840	$1.323958	78,651.717
	2006	$1.169929	$1.289840	85,305.983
	2005	$1.154522	$1.169929	141,296.068
	2004	$1.052890	$1.154522	101,626.459
	2003	$0.918965	$1.052890	32,133.945
TA BlackRock Global Allocation - Service Class(1)	2012	$1.238713	$1.344073	376,228.793
Subaccount Inception Date May 1, 2009	2011	$1.305361	$1.238713	374,967.964
	2010	$1.205169	$1.305361	318,755.851
	2009	$1.000000	$1.205169	107,314.253

12

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class	2012	$1.129702	$1.227411	115,385.624
Subaccount Inception Date May 1, 2009	2011	$1.102517	$1.129702	80,113.779
	2010	$1.003480	$1.102517	80,415.700
	2009	$0.993371	$1.003480	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.098560	$1.264668	0.000
Subaccount Inception Date November 19, 2009	2011	$1.157637	$1.098560	0.000
	2010	$1.024505	$1.157637	0.000
	2009	$0.999966	$1.024505	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.099705	$1.157932	47,946.359
Subaccount Inception Date November 19, 2009	2011	$1.079160	$1.099705	0.000
	2010	$0.998540	$1.079160	0.000
	2009	$0.999966	$0.998540	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.255336	$1.490639	895.327
Subaccount Inception Date November 19, 2009	2011	$1.249382	$1.255336	0.000
	2010	$1.029949	$1.249382	0.000
	2009	$0.985165	$1.029949	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.158110	$1.285530	11,104.371
Subaccount Inception Date April 29, 2010	2011	$1.130153	$1.158110	0.000
	2010	$1.000000	$1.130153	0.000

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(5)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.
(6)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(7)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.
(8)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(9)	Formerly known as Transamerica BlackRock Large Cap Value VP.
(10)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP.
(11)	Formerly known as Transamerica Multi Managed Large Cap Core VP.
(12)	Formerly known as Transamerica Hanlon Balanced VP.
(13)	Formerly known as Transamerica Hanlon Growth and Income VP.
(14)	Formerly known as Transamerica Hanlon Growth VP.
(15)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.

13

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2013

to the

Prospectus Dated May 1, 2013

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2013

The following investment choices are hereby added to your policy:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
THE HUNTINGTON FUNDS
Huntington VA Balanced Fund	Huntington VA Balanced Fund	Managed by Huntington Asset Advisors, Inc.
Investment Objective: Capital appreciation and current income.
Huntington VA Dividend Capture Fund(1)	Huntington VA Dividend Capture Fund(1)	Managed by Huntington Asset Advisors, Inc.
Investment Objective: Total return on investment, with dividend income as an important component of that return.
Huntington VA Growth Fund	Huntington VA Growth Fund	Managed by Huntington Asset Advisors, Inc.
Investment Objective: Achieve long-term capital appreciation primarily through investing in equity securities.
Huntington VA Income Equity Fund	Huntington VA Income Equity Fund	Managed by Huntington Asset Advisors, Inc.
Investment Objective: Achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.
Huntington VA International Equity Fund	Huntington VA International Equity Fund	Managed by Huntington Asset Advisors, Inc.
Investment Objective: Total return on its assets.
Huntington VA Macro 100 Fund(1)	Huntington VA Macro 100 Fund(1)	Managed by Huntington Asset Advisors, Inc.
Investment Objective: Total return which consists of capital appreciation and income.
Huntington VA Mid Corp America Fund(1)	Huntington VA Mid Corp America Fund(1)	Managed by Huntington Asset Advisors, Inc.

Investment Objective: Long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

Huntington VA Mortgage Securities Fund	Huntington VA Mortgage Securities Fund	Managed by Huntington Asset Advisors, Inc.
Investment Objective: Current income.
Huntington VA Real Strategies Fund	Huntington VA Real Strategies Fund	Managed by Huntington Asset Advisors, Inc.
Investment Objective: Total return consisting of capital appreciation and income.
Huntington VA Rotating Markets Fund	Huntington VA Rotating Markets Fund	Managed by Huntington Asset Advisors, Inc.
Investment Objective: Capital appreciation.
Huntington VA Situs Fund	Huntington VA Situs Fund	Managed by Huntington Asset Advisors, Inc.
Investment Objective: Long-term capital appreciation.

(1)	Effective on or about March 29, 2013, Huntington VA Macro 100 Fund merged into Huntington VA Dividend Capture Fund.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with Huntington and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
The Huntington Funds	0.25%

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2011. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Subaccount	Year	Separate Account Expense 2.45%
		Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund Subaccount Inception Date November 10, 2008	2012	$1.257852	$1.344332	19,874.765
	2011	$1.267315	$1.257852	19,874.765
	2010	$1.175665	$1.267315	19,874.765
	2009	$1.022536	$1.175665	10,109.054
	2008	$1.000000	$1.022536	0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2012	$1.021542	$1.068724	0.000
	2011	$1.022413	$1.021542	0.000
	2010	$0.963561	$1.022413	0.000
	2009	$0.790338	$0.963561	0.000
	2008	$1.000000	$0.790338	0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2012	$0.986736	$1.050752	0.000
	2011	$1.007920	$0.986736	0.000
	2010	$0.937563	$1.007920	0.000
	2009	$0.761131	$0.937563	0.000
	2008	$1.000000	$0.761131	0.000

2

Subaccount	Year	Separate Account Expense 2.45%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2012	$0.931090	$1.002978	0.000
	2011	$0.976071	$0.931090	0.000
	2010	$0.889620	$0.976071	0.000
	2009	$0.712762	$0.889620	0.000
	2008	$1.000000	$0.712762	0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2012	$0.835545	$0.917245	0.000
	2011	$0.925739	$0.835545	0.000
	2010	$0.860297	$0.925739	0.000
	2009	$0.681505	$0.860297	0.000
	2008	$1.000000	$0.681505	0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2012	$1.114428	$1.167289	0.000
	2011	$1.077556	$1.114428	0.000
	2010	$1.032354	$1.077556	0.000
	2009	$0.913723	$1.032354	0.000
	2008	$1.000000	$0.913723	0.000
TA Efficient Markets - Service Class(5) Subaccount Inception Date November 10, 2008	2012	$1.247569	$1.366201	0.000
	2011	$1.306699	$1.247569	0.000
	2010	$1.191252	$1.306699	0.000
	2009	$1.035492	$1.191252	0.000
	2008	$1.000000	$1.035492	0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2012	$1.098433	$1.204937	0.000
	2011	$1.084596	$1.098433	0.000
	2010	$0.896936	$1.084596	0.000
	2009	$0.729646	$0.896936	0.000
	2008	$1.000000	$0.729646	0.000
TA AEGON Money Market - Service Class Subaccount Inception Date April 8, 1991	2012	$0.926704	$0.904471	0.000
	2011	$0.949305	$0.926704	0.000
	2010	$0.972509	$0.949305	0.000
	2009	$0.996216	$0.972509	29,874.135
	2008	$1.000000	$0.996216	0.000
TA AEGON U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2012	$1.111300	$1.137353	0.000
	2011	$1.061135	$1.111300	0.000
	2010	$1.043081	$1.061135	0.000
	2009	$1.025589	$1.043081	0.000
	2008	$1.000000	$1.025589	0.000
TA Vanguard ETF - Balanced - Service Class(6) Subaccount Inception Date May 1, 2008	2012	$0.989269	$1.046565	0.000
	2011	$0.998799	$0.989269	0.000
	2010	$0.924430	$0.998799	0.000
	2009	$0.812728	$0.924430	0.000
	2008	$1.000000	$0.812728	0.000
TA Vanguard ETF - Growth - Service Class(5)(7) Subaccount Inception Date May 1, 2008	2012	$0.918034	$0.999482	37,609.858
	2011	$0.951266	$0.918034	37,609.858
	2010	$0.862408	$0.951266	37,609.858
	2009	$0.717267	$0.862408	17,585.995
	2008	$1.000000	$0.717267	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3) Subaccount Inception Date November 10, 2008	2012	$1.244742	$1.374618	0.000
	2011	$1.317934	$1.244742	0.000
	2010	$1.226543	$1.317934	0.000
	2009	$1.011675	$1.226543	0.000
	2008	$1.000000	$1.011675	0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2012	$0.963674	$1.079898	0.000
	2011	$1.026512	$0.963674	0.000
	2010	$0.893065	$1.026512	0.000
	2009	$0.661459	$0.893065	0.000
	2008	$1.000000	$0.661459	0.000

3

Subaccount	Year	Separate Account Expense 2.45%
		Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.291113	$1.449117	0.000
Subaccount Inception Date November 10, 2008	2011	$1.347141	$1.291113	0.000
	2010	$1.253768	$1.347141	0.000
	2009	$0.989022	$1.253768	0.000
	2008	$1.000000	$0.989022	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.087157	$1.229207	0.000
Subaccount Inception Date November 19, 2009	2011	$1.102698	$1.087157	0.000
	2010	$1.007062	$1.102698	0.000
	2009	$0.989756	$1.007062	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.062133	$1.089096	0.000
Subaccount Inception Date November 19, 2009	2011	$1.028491	$1.062133	0.000
	2010	$0.992791	$1.028491	0.000
	2009	$1.000877	$0.992791	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.008535	$1.102725	0.000
Subaccount Inception Date November 19, 2009	2011	$1.068314	$1.008535	0.000
	2010	$1.002704	$1.068314	0.000
	2009	$0.988788	$1.002704	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.072630	$1.116124	0.000
Subaccount Inception Date November 19, 2009	2011	$1.065040	$1.072630	0.000
	2010	$0.997153	$1.065040	0.000
	2009	$0.999934	$0.997153	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.037662	$1.071415	0.000
Subaccount Inception Date August 16, 2010	2011	$1.045621	$1.037662	0.000
	2010	$1.000000	$1.045621	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.004699	$1.047037	0.000
Subaccount Inception Date December 9, 2011	2011	$1.000000	$1.004699	0.000

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2012	$1.303200	$1.408683	11,732,348.874
Subaccount Inception Date November 10, 2008	2011	$1.298299	$1.303200	11,066,267.658
	2010	$1.190894	$1.298299	8,552,245.003
	2009	$1.024153	$1.190894	1,813,507.879
	2008	$1.000000	$1.024153	1,769.680
Huntington VA Dividend Capture Fund	2012	$0.998101	$1.098200	2,143,818.345
Subaccount Inception Date September 10, 2007	2011	$0.944278	$0.998101	1,174,296.734
	2010	$0.830901	$0.944278	357,561.070
	2009	$0.672801	$0.830901	134,308.720
	2008	$0.947728	$0.672801	23,000.694
	2007	$1.000000	$0.947728	15,889.922
Huntington VA Growth Fund	2012	$0.790987	$0.862378	400,253.713
Subaccount Inception Date September 10, 2007	2011	$0.826457	$0.790987	355,370.406
	2010	$0.762029	$0.826457	242,231.145
	2009	$0.665684	$0.762029	86,906.303
	2008	$1.086047	$0.665684	29,448.922
	2007	$1.000000	$1.086047	0.000
Huntington VA Income Equity Fund	2012	$0.840596	$0.918786	179,427.505
Subaccount Inception Date September 10, 2007	2011	$0.795320	$0.840596	92,067.819
	2010	$0.720672	$0.795320	92,739.469
	2009	$0.600288	$0.720672	87,478.309
	2008	$0.978261	$0.600288	19,602.043
	2007	$1.000000	$0.978261	11,873.756

4

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
Huntington VA International Equity Fund	2012	$0.784371	$0.882917	2,364,757.611
Subaccount Inception Date September 10, 2007	2011	$0.898335	$0.784371	1,971,176.343
	2010	$0.833463	$0.898335	1,496,703.023
	2009	$0.632582	$0.833463	555,107.613
	2008	$1.078090	$0.632582	132,433.089
	2007	$1.000000	$1.078090	4,211.629
Huntington VA Macro 100 Fund	2012	$0.821183	$0.896626	171,289.887
Subaccount Inception Date September 10, 2007	2011	$0.843035	$0.821183	115,865.831
	2010	$0.748352	$0.843035	65,745.047
	2009	$0.622056	$0.748352	3,368.246
	2008	$0.953507	$0.622056	0.000
	2007	$1.000000	$0.953507	0.000
Huntington VA Mid Corp America Fund(5)	2012	$0.950250	$1.074817	561,531.310
Subaccount Inception Date September 10, 2007	2011	$0.990004	$0.950250	406,699.097
	2010	$0.816647	$0.990004	355,983.842
	2009	$0.616298	$0.816647	170,390.643
	2008	$1.020729	$0.616298	23,937.875
	2007	$1.000000	$1.020729	14,486.357
Huntington VA Mortgage Securities Fund	2012	$1.141521	$1.164588	912,320.254
Subaccount Inception Date September 10, 2007	2011	$1.098143	$1.141521	767,960.544
	2010	$1.060597	$1.098143	783,121.897
	2009	$1.018746	$1.060597	360,977.156
	2008	$1.010322	$1.018746	101,434.603
	2007	$1.000000	$1.010322	35,780.009
Huntington VA Real Strategies Fund	2012	$0.831736	$0.856591	931,631.523
Subaccount Inception Date September 10, 2007	2011	$0.932329	$0.831736	694,415.683
	2010	$0.773179	$0.932329	390,925.592
	2009	$0.581273	$0.773179	173,824.283
	2008	$1.154686	$0.581273	23,651.563
	2007	$1.000000	$1.154686	6,505.799
Huntington VA Rotating Markets Fund	2012	$0.878460	$0.927301	532,278.131
Subaccount Inception Date September 10, 2007	2011	$0.832886	$0.878460	371,414.425
	2010	$0.786014	$0.832886	261,385.534
	2009	$0.596982	$0.786014	38,276.009
	2008	$1.043900	$0.596982	12,122.457
	2007	$1.000000	$1.043900	14,857.638
Huntington VA Situs Fund	2012	$0.959812	$1.161803	2,182,584.622
Subaccount Inception Date September 10, 2007	2011	$0.981202	$0.959812	1,670,610.565
	2010	$0.766873	$0.981202	1,272,412.700
	2009	$0.584308	$0.766873	536,976.055
	2008	$1.007181	$0.584308	182,187.035
	2007	$1.000000	$1.007181	32,476.861
TA Asset Allocation - Conservative - Service Class	2012	$1.062954	$1.124738	5,848,663.816
Subaccount Inception Date September 10, 2007	2011	$1.051947	$1.062954	4,719,977.818
	2010	$0.980267	$1.051947	4,316,339.716
	2009	$0.795023	$0.980267	3,004,713.401
	2008	$1.024708	$0.795023	378,336.780
	2007	$1.000000	$1.024708	0.000
TA Asset Allocation - Growth - Service Class	2012	$0.824021	$0.914167	606,163.979
Subaccount Inception Date September 10, 2007	2011	$0.885127	$0.824021	477,531.244
	2010	$0.782076	$0.885127	372,699.441
	2009	$0.611564	$0.782076	227,478.900
	2008	$1.028389	$0.611564	0.000
	2007	$1.000000	$1.028389	0.000

5

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class	2012	$1.006872	$1.084434	30,119,641.729
Subaccount Inception Date September 10, 2007	2011	$1.016968	$1.006872	20,311,375.102
	2010	$0.935359	$1.016968	11,239,943.228
	2009	$0.750825	$0.935359	7,507,740.524
	2008	$1.030584	$0.750825	2,194,156.111
	2007	$1.000000	$1.030584	0.000
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.921492	$1.003972	15,437,857.633
Subaccount Inception Date September 10, 2007	2011	$0.955194	$0.921492	14,228,215.142
	2010	$0.860829	$0.955194	12,775,885.589
	2009	$0.681960	$0.860829	8,939,688.529
	2008	$1.029953	$0.681960	4,009,232.882
	2007	$1.000000	$1.029953	123,764.717
TA International Moderate Growth - Service Class	2012	$0.826150	$0.917291	4,364,041.589
Subaccount Inception Date September 10, 2007	2011	$0.905078	$0.826150	3,876,210.443
	2010	$0.831661	$0.905078	3,209,422.822
	2009	$0.651421	$0.831661	2,394,771.793
	2008	$1.036252	$0.651421	1,569,641.344
	2007	$1.000000	$1.036252	1,144.728
TA Barrow Hanley Dividend Focused - Service Class(9)	2012	$0.818712	$0.900849	2,336,117.552
Subaccount Inception Date September 10, 2007	2011	$0.809443	$0.818712	1,862,125.411
	2010	$0.744398	$0.809443	1,664,705.243
	2009	$0.663136	$0.744398	915,067.668
	2008	$1.018844	$0.663136	443,673.228
	2007	$1.000000	$1.018844	15,347.834
TA Clarion Global Real Estate Securities - Service Class	2012	$0.784610	$0.967944	225,947.324
Subaccount Inception Date September 10, 2007	2011	$0.845604	$0.784610	76,504.477
	2010	$0.742931	$0.845604	9,418.845
	2009	$0.565832	$0.742931	6,418.003
	2008	$0.996856	$0.565832	2,102.837
	2007	$1.000000	$0.996856	1,420.239
TA JPMorgan Enhanced Index - Service Class	2012	$0.889460	$1.019300	10,973.751
Subaccount Inception Date September 10, 2007	2011	$0.896749	$0.889460	7,796.129
	2010	$0.790923	$0.896749	8,380.008
	2009	$0.619575	$0.790923	8,454.308
	2008	$1.004587	$0.619575	8,012.972
	2007	$1.000000	$1.004587	3,989.433
TA Jennison Growth - Service Class	2012	$0.989296	$1.127018	256,881.057
Subaccount Inception Date September 10, 2007	2011	$1.009927	$0.989296	272,861.830
	2010	$0.913651	$1.009927	295,977.826
	2009	$0.657859	$0.913651	4,327.978
	2008	$1.059675	$0.657859	398.664
	2007	$1.000000	$1.059675	0.000
TA Morgan Stanley Capital Growth - Service Class	2012	$0.918179	$1.044139	5,552.433
Subaccount Inception Date September 10, 2007	2011	$0.989324	$0.918179	2,516.941
	2010	$0.788587	$0.989324	2,802.927
	2009	$0.626208	$0.788587	3,289.004
	2008	$0.999655	$0.626208	3,870.336
	2007	$1.000000	$0.999655	0.000
TA AEGON High Yield Bond - Service Class	2012	$1.229378	$1.421043	348,665.531
Subaccount Inception Date September 10, 2007	2011	$1.191277	$1.229378	198,511.975
	2010	$1.075846	$1.191277	194,067.464
	2009	$0.742100	$1.075846	43,174.866
	2008	$1.008610	$0.742100	7,295.038
	2007	$1.000000	$1.008610	0.000

6

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class	2012	$0.833503	$1.002713	33,683.998
Subaccount Inception Date September 10, 2007	2011	$0.940409	$0.833503	28,924.377
	2010	$0.863623	$0.940409	27,755.696
	2009	$0.661579	$0.863623	28,285.684
	2008	$1.039758	$0.661579	10,030.831
	2007	$1.000000	$1.039758	6,428.241
TA PIMCO Total Return - Service Class	2012	$1.125166	$1.325998	8,269,925.157
Subaccount Inception Date September 10, 2007	2011	$1.196708	$1.251666	5,190,091.585
	2010	$1.133644	$1.196708	2,825,039.568
	2009	$0.992107	$1.133644	899,504.139
	2008	$1.036915	$0.992107	260,885.801
	2007	$1.000000	$1.036915	38,157.413
TA T. Rowe Price Small Cap - Service Class	2012	$1.152851	$1.313364	227,870.004
Subaccount Inception Date September 10, 2007	2011	$1.150400	$1.152851	137,982.070
	2010	$0.869276	$1.150400	100,387.124
	2009	$0.636581	$0.869276	103,170.210
	2008	$1.014038	$0.636581	3,565.035
	2007	$1.000000	$1.014038	0.000
TA Efficient Markets - Service Class(5)	2012	$1.292543	$1.431601	154,770.964
Subaccount Inception Date November 10, 2008	2011	$1.338654	$1.292543	148,968.999
	2010	$1.206694	$1.338654	39,293.899
	2009	$1.037124	$1.206694	17,284.473
	2008	$1.000000	$1.037124	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.103543	$1.224345	900,723.411
Subaccount Inception Date September 10, 2007	2011	$1.077443	$1.103543	796,847.302
	2010	$0.881024	$1.077443	503,434.319
	2009	$0.708665	$0.881024	299,283.714
	2008	$1.064735	$0.708665	17,358.010
	2007	$1.000000	$1.064735	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$0.946635	$0.988576	3,844,924.434
Subaccount Inception Date September 10, 2007	2011	$0.943214	$0.946635	3,657,678.041
	2010	$0.875365	$0.943214	752,917.972
	2009	$0.676050	$0.875365	22,484.590
	2008	$1.087071	$0.676050	22,162.079
	2007	$1.000000	$1.087071	14,598.650
TA WMC Diversified Growth - Service Class	2012	$0.816299	$0.909413	198,245.832
Subaccount Inception Date September 10, 2007	2011	$0.860711	$0.816299	213,839.733
	2010	$0.742164	$0.860711	90,107.334
	2009	$0.583271	$0.742164	817.209
	2008	$1.097797	$0.583271	809,798
	2007	$1.000000	$1.097797	0.000
TA AEGON Money Market - Service Class	2012	$0.979914	$0.967366	1,333,093.742
Subaccount Inception Date September 10, 2007	2011	$0.992617	$0.979914	1,076,626.987
	2010	$1.005428	$0.992617	1,002,475.403
	2009	$1.018414	$1.005428	742,834.929
	2008	$1.009855	$1.018414	85,232.219
	2007	$1.000000	$1.009855	0.000
TA Systematic Small Mid Cap Value - Service Class	2012	$1.150938	$1.318339	192,895.704
Subaccount Inception Date January 22, 2008	2011	$1.200178	$1.150938	162,685.466
	2010	$0.934838	$1.200178	69,076.446
	2009	$0.662697	$0.934838	52,331.003
	2008	$1.000000	$0.662697	0.000

7

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Service Class	2012	$1.206459	$1.248834	2,321,692.977
Subaccount Inception Date September 10, 2007	2011	$1.139112	$1.206459	2,792,785.229
	2010	$1.107163	$1.139112	1,898,150.249
	2009	$1.076377	$1.107163	3,174,107.097
	2008	$1.015135	$1.076377	53,393.034
	2007	$1.000000	$1.015135	1,688.276
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.031053	$1.103217	6,548,149.667
Subaccount Inception Date May 1, 2008	2011	$1.029338	$1.031053	3,521,187.751
	2010	$0.942001	$1.029338	1,886,930.181
	2009	$0.818886	$0.942001	803,310.790
	2008	$1.000000	$0.818886	46,473.475
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.956851	$1.053646	3,781,405.598
Subaccount Inception Date May 1, 2008	2011	$0.980374	$0.956851	2,718,926.523
	2010	$0.878829	$0.980374	1,992,651.927
	2009	$0.722717	$0.878829	892,503.698
	2008	$1.000000	$0.722717	147,651.063
TA TS&W International Equity - Service Class(10)	2012	$0.722561	$0.830474	108,345.822
Subaccount Inception Date September 10, 2007	2011	$0.856735	$0.722561	81,846.804
	2010	$0.802074	$0.856735	109,240.990
	2009	$0.646499	$0.802074	88,264.204
	2008	$1.074497	$0.646499	67,733.672
	2007	$1.000000	$1.074497	215.725
TA BNP Paribas Large Cap Growth - Service Class(11)	2012	$0.951886	$1.097699	51,601.279
Subaccount Inception Date September 10, 2007	2011	$0.989305	$0.951886	67,506.996
	2010	$0.843048	$0.989305	51,373.267
	2009	$0.588619	$0.843048	45,313.108
	2008	$1.031747	$0.588619	1,054.351
	2007	$1.000000	$1.031747	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.103623	$1.184984	68,244.011
Subaccount Inception Date September 10, 2007	2011	$1.201029	$1.103623	66,744.953
	2010	$0.910790	$1.201029	56,134.013
	2009	$0.576211	$0.910790	42,925.556
	2008	$1.089850	$0.576211	14,593.665
	2007	$1.000000	$1.089850	0.000
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.206459	$1.248834	452,862.428
Subaccount Inception Date September 10, 2007	2011	$1.139112	$1.206459	1,503,381.828
	2010	$1.107163	$1.139112	481,412.351
	2009	$1.076377	$1.107163	609,795.772
	2008	$1.015135	$1.076377	691,758.316
	2007	$1.000000	$1.015135	62,595.459
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.693871	$0.805842	188,318.906
Subaccount Inception Date September 10, 2007	2011	$0.727586	$0.693871	199,357.750
	2010	$0.689183	$0.727586	164,818.115
	2009	$0.472547	$0.689183	105,562.861
	2008	$0.995338	$0.472547	34,245.702
	2007	$1.000000	$0.995338	5,607.646
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.964665	74,825.432
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.289515	$1.440290	241,499.015
Subaccount Inception Date November 10, 2008	2011	$1.350083	$1.289515	231,301.437
	2010	$1.242394	$1.350083	161,581.225
	2009	$1.013273	$1.242394	41,217.246
	2008	$1.000000	$1.013273	0.000

8

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2012	$0.824790	$0.954551	397,833.819
Subaccount Inception Date September 10, 2007	2011	$0.787677	$0.824790	84,802.236
	2010	$0.707381	$0.787677	37,603.038
	2009	$0.595423	$0.707381	18,875.057
	2008	$1.017109	$0.595423	9,283.846
	2007	$1.000000	$1.017109	5,730.485
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.888764	$1.023843	16,622.913
Subaccount Inception Date September 10, 2007	2011	$0.935397	$0.888764	16,839.575
	2010	$0.862730	$0.935397	11,373.739
	2009	$0.637431	$0.862730	1,387.122
	2008	$1.073048	$0.637431	1,432.214
	2007	$1.000000	$1.073048	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$1.004416	$1.138401	885,455.790
Subaccount Inception Date May 1, 2008	2011	$1.057928	$1.004416	734,133.041
	2010	$0.910073	$1.057928	459,036.135
	2009	$0.666486	$0.910073	151,843.347
	2008	$1.000000	$0.666486	76,666.687
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2012	$0.896770	$1.028077	1,320,867.899
Subaccount Inception Date September 10, 2007	2011	$0.934416	$0.896770	918,881.915
	2010	$0.809531	$0.934416	643,419.289
	2009	$0.605338	$0.809531	358,038.999
	2008	$1.070062	$0.605338	143,106.676
	2007	$1.000000	$1.070062	58,108.002
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$0.798279	$0.922373	215,835.870
Subaccount Inception Date September 10, 2007	2011	$0.803373	$0.798279	266,582.580
	2010	$0.708169	$0.803373	285,615.592
	2009	$0.552328	$0.708169	98,591.301
	2008	$0.978432	$0.552328	45,383.595
	2007	$1.000000	$0.978432	15,892.199
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.863899	$0.975578	120,175.565
Subaccount Inception Date September 10, 2007	2011	$0.875390	$0.863899	122,774.131
	2010	$0.715925	$0.875390	107,589.902
	2009	$0.566747	$0.715925	55,762.886
	2008	$1.089644	$0.566747	1,596.723
	2007	$1.000000	$1.089644	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$0.952345	$1.076963	938,947.235
Subaccount Inception Date September 10, 2007	2011	$1.082144	$0.952345	688,055.815
	2010	$0.852606	$1.082144	546,118.821
	2009	$0.618013	$0.852606	344,755.172
	2008	$1.036668	$0.618013	173,127.629
	2007	$1.000000	$1.036668	1,258.524
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$0.824564	$1.034214	204,253.124
Subaccount Inception Date September 10, 2007	2011	$0.918254	$0.824564	50,839.723
	2010	$0.736273	$0.918254	9,114.792
	2009	$0.474597	$0.736273	17,072.046
	2008	$0.986977	$0.474597	9,873.670
	2007	$1.000000	$0.986977	5,873.576
Franklin Income Securities Fund - Class 2	2012	$1.046832	$1.164070	685,369.259
Subaccount Inception Date September 10, 2007	2011	$1.035719	$1.046832	443,618.495
	2010	$0.931177	$1.035719	302,260.044
	2009	$0.695653	$0.931177	160,409.283
	2008	$1.001835	$0.695653	56,666.182
	2007	$1.000000	$1.001835	38,333.200

9

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
Mutual Shares Securities Fund - Class 2	2012	$0.837525	$0.944479	135,134.795
Subaccount Inception Date September 10, 2007	2011	$0.857321	$0.837525	148,336.168
	2010	$0.781025	$0.857321	122,341.446
	2009	$0.627673	$0.781025	36,267.928
	2008	$1.011066	$0.627673	64,099.192
	2007	$1.000000	$1.011066	17,712.514
Templeton Foreign Securities Fund - Class 2	2012	$0.824439	$0.962188	121,914.438
Subaccount Inception Date September 10, 2007	2011	$0.934530	$0.824439	92,740.228
	2010	$0.873260	$0.934530	102,206.601
	2009	$0.645504	$0.873260	49,762.474
	2008	$1.096786	$0.645504	38,397.891
	2007	$1.000000	$1.096786	29,320.462
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.337593	$1.518385	2,171,779.355
Subaccount Inception Date November 10, 2008	2011	$1.380025	$1.337593	2,183,123.232
	2010	$1.269985	$1.380025	1,313,977.890
	2009	$0.990582	$1.269985	354,008.601
	2008	$1.000000	$0.990582	5,522.747
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.029618	$1.188992	12,886.320
Subaccount Inception Date September 10, 2007	2011	$1.060494	$1.029618	14,610.734
	2010	$0.855860	$1.060494	14,964.476
	2009	$0.600224	$0.855860	16,070.843
	2008	$1.083083	$0.600224	0.000
	2007	$1.000000	$1.083083	0.000
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.719325	$0.851072	55,713.067
Subaccount Inception Date September 10, 2007	2011	$0.847169	$0.719325	60,881.553
	2010	$0.742880	$0.847169	59,799.046
	2009	$0.547674	$0.742880	31,875.087
	2008	$1.005257	$0.547674	13,730.746
	2007	$1.000000	$1.005257	0.000
MFS ® New Discovery Series – Service Class	2012	$1.110886	$1.325715	38,623.606
Subaccount Inception Date September 10, 2007	2011	$1.257234	$1.110886	39,187.780
	2010	$0.936854	$1.257234	24,995.217
	2009	$0.582503	$0.936854	17,467.911
	2008	$0.975698	$0.582503	11,256.835
	2007	$1.000000	$0.975698	5,663.822
MFS ® Total Return Series – Service Class	2012	$0.975608	$1.068323	202,241.645
Subaccount Inception Date September 10, 2007	2011	$0.972846	$0.975608	297,634.485
	2010	$0.898898	$0.972846	289,059.371
	2009	$0.773489	$0.898898	194,303.105
	2008	$1.008747	$0.773489	36,812.059
	2007	$1.000000	$1.008747	12,056.215
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.113350	$1.273134	4,249,037.589
Subaccount Inception Date November 19, 2009	2011	$1.116648	$1.113350	4,075,722.809
	2010	$1.008398	$1.116648	2,237,059.425
	2009	$0.989787	$1.008398	16,227.510
American Funds - Bond Fund - Class 2(4)	2012	$1.087721	$1.128027	888,057.689
Subaccount Inception Date November 19, 2009	2011	$1.041503	$1.087721	376,837.164
	2010	$0.994105	$1.041503	167,541.078
	2009	$1.000908	$0.994105	11,828.232
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.068907	$1.235904	409,494.805
Subaccount Inception Date November 19, 2009	2011	$1.106211	$1.068907	155,040.012
	2010	$1.008648	$1.106211	132,466.085
	2009	$0.986811	$1.008648	3,161.077

10

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
American Funds - Growth Fund - Class 2(4)	2012	$1.104178	$1.281122	287,051.204
Subaccount Inception Date November 19, 2009	2011	$1.171929	$1.104178	215,106.678
	2010	$1.003254	$1.171929	123,506.687
	2009	$0.986490	$1.003254	0.000
American Funds - International Fund - Class 2(4)	2012	$0.876596	$1.017205	133,755.702
Subaccount Inception Date November 19, 2009	2011	$1.035154	$0.876596	72,023.828
	2010	$0.980758	$1.035154	49,629.575
	2009	$0.982921	$0.980758	12,147.528
GE Investments Total Return Fund - Class 3(3)	2012	$1.032864	$1.142177	172,688.117
Subaccount Inception Date November 19, 2009	2011	$1.081849	$1.032864	173,261.126
	2010	$1.004036	$1.081849	69,157.730
	2009	$0.988819	$1.004036	0.000
TA BlackRock Global Allocation - Service Class(1)	2012	$1.237087	$1.341634	8,455,860.736
Subaccount Inception Date May 1, 2009	2011	$1.304287	$1.237087	8,291,227.814
	2010	$1.204759	$1.304287	5,502,054.595
	2009	$1.000000	$1.204759	990,580.454
TA BlackRock Tactical Allocation - Service Class	2012	$1.359202	$1.476025	8,971,195.522
Subaccount Inception Date May 1, 2009	2011	$1.327154	$1.359202	7,512,173.544
	2010	$1.208532	$1.327154	4,835,279.160
	2009	$1.000000	$1.208532	1,140,849.543
TA Janus Balanced - Service Class	2012	$0.883639	$0.981275	501,278.208
Subaccount Inception Date November 19, 2009	2011	$1.003605	$0.883639	84,867.156
	2010	$0.986069	$1.003605	35,417.552
	2009	$0.986580	$0.986069	0.000
TA PIMCO Tactical - Balanced - Service Class(12)	2012	$0.927731	$0.924764	155,526.559
Subaccount Inception Date November 19, 2009	2011	$0.972919	$0.927731	15,897.434
	2010	$1.020908	$0.972919	3,665.881
	2009	$0.998168	$1.020908	0.000
TA PIMCO Tactical - Conservative - Service Class(13)	2012	$0.902735	$0.904680	230,429.022
Subaccount Inception Date November 19, 2009	2011	$0.988165	$0.902735	107,769.911
	2010	$1.022659	$0.988165	26,556.163
	2009	$0.997274	$1.022659	0.000
TA PIMCO Tactical - Growth - Service Class(14)	2012	$0.873700	$0.868392	43,112.625
Subaccount Inception Date November 19, 2009	2011	$1.001344	$0.873700	2,954.219
	2010	$1.021578	$1.001344	3,614.102
	2009	$0.996406	$1.021578	0.000
TA Hanlon Income - Service Class	2012	$1.008203	$1.029727	20,843.534
Subaccount Inception Date November 19, 2009	2011	$0.992213	$1.008203	21,113.904
	2010	$1.003918	$0.992213	18,032.564
	2009	$0.999965	$1.003918	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.097401	$1.262709	1,654,518.082
Subaccount Inception Date November 19, 2009	2011	$1.156985	$1.097401	749,732.386
	2010	$1.024441	$1.156985	0.000
	2009	$0.999965	$1.024441	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.098537	$1.156129	771,274.508
Subaccount Inception Date November 19, 2009	2011	$1.078552	$1.098537	555,871.401
	2010	$0.998480	$1.078552	1,254,062.356
	2009	$0.999965	$0.998480	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.254029	$1.488347	33,654.183
Subaccount Inception Date November 19, 2009	2011	$1.248693	$1.254029	27,422.172
	2010	$1.029886	$1.248693	36,649.277
	2009	$0.985164	$1.029886	0.000

11

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.321699	$0.224097	5,114,352.228
Subaccount Inception Date May 1, 2009	2011	$0.407092	$0.321699	4,199,142.369
	2010	$0.563085	$0.407092	228,373.920
	2009	$1.000000	$0.563085	40,860.882
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.961731	$1.028090	3,237,581.545
Subaccount Inception Date May 2, 2011	2011	$0.000000	$0.961731	98,516.525
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.981563	$1.034599	1,357,690.120
Subaccount Inception Date May 2, 2011	2011	$0.000000	$0.981563	1,009,189.803
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.921070	$1.008787	1,119,475.920
Subaccount Inception Date May 2, 2011	2011	$0.000000	$0.921070	727,411.082
TA PIMCO Real Return TIPS - Service Class	2012	$1.067818	$1.120422	1,755,033.076
Subaccount Inception Date May 2, 2011	2011	$0.000000	$1.067818	547,291.799
TA JPMorgan Core Bond - Service Class	2012	$1.045293	$1.080866	412,407.450
Subaccount Inception Date May 2, 2011	2011	$0.000000	$1.045293	125,984.160
TA JPMorgan Tactical Allocation - Service Class	2012	$0.996413	$1.057019	5,327,251.460
Subaccount Inception Date May 2, 2011	2011	$0.000000	$0.996413	1,474,087.865
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.010238	552,364.598
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.005291	48,621.322
TA Market Participation Strategy - Service Class(16)
Subaccount inception date September 17, 2012	2012	$1.000000	$0.990317	58,484.680

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(5)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.
(6)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(7)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.
(8)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(9)	Formerly known as Transamerica BlackRock Large Cap Value VP.
(10)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP.
(11)	Formerly known as Transamerica Multi Managed Large Cap Core VP.
(12)	Formerly known as Transamerica Hanlon Balanced VP.
(13)	Formerly known as Transamerica Hanlon Growth and Income VP.
(14)	Formerly known as Transamerica Hanlon Growth VP.
(15)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.

12

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2013

to the

Prospectus dated May 1, 2013

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM Variable Annuity dated May 1, 2013

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2013

to the

Prospectus dated May 1, 2013

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client’s age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM Variable Annuity dated May 1, 2013

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica LandmarkSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2013, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2013

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment Form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Living Benefits Rider, the Income LinkSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

—	premium payments; minus

—	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

—	interest credited in the fixed account; plus

—	accumulated gains in the separate account; minus

—	accumulated losses in the separate account; minus

—	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Contract

The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). These default options may be restricted with respect to qualified policies.

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table” (male, female and unisex if required by law), using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*
Assumed Investment Rate			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;
(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor	=	(A + B - C) - E
D

Where:

A =      The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

    Assume                                                                                   A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

    Assume                                                                                   B = 0

C =      The per share charge or credit for any taxes reserved for at the end of the current valuation period.

    Assume                                                                                   C = 0

D =     The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

  Assume                                                                                   D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.95% on an annual basis; On a daily basis, this equals 0.000052912.

Then, the net investment factor = (11.57 + 0 – 0) - 0.000052912 = Z = 1.014859369

                                                           (11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =      The accumulation unit value for the immediately preceding valuation period.

                Assume = $X

B =      The net investment factor for the current valuation period.

                Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =          annuity unit value for the immediately preceding valuation period.

                Assume = $X

B =          Net investment factor for the valuation period for which the annuity unit value is being calculated.

                Assume = Y

C =          A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

                Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =         A * B

                                                                             $1,000

Where:

A =         The adjusted policy value as of the annuity commencement date.

                Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

                Assume = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z

                                                                                       1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A

                                             B

Where:

A =         The dollar amount of the first monthly variable annuity payment.

                Assume = $X

B =         The annuity unit value for the valuation date on which the first monthly payment is due.

                Assume = $Y

Then, the number of annuity units = $X = Z

                                                            $Y

PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF US

We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2012, 2011 and 2010 the amounts paid to TCI in connection with all policies sold through the separate account were $195,879,825, $195,159,286 and $157,066,644, respectively.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the owner has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The

Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA B, at December 31, 2012 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica LandmarkSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

FINANCIAL STATEMENTS FOR MERRILL LYNCH

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica LandmarkSM Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount.

		Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.021542	$1.068724	46,164.191
Subaccount Inception Date May 1, 2002	2011	$1.022413	$1.021542	526,446.810
	2010	$0.963561	$1.022413	531,893.499
	2009	$0.790338	$0.963561	531,590.170
	2008	$1.000000	$0.790338	104,680.989
TA Asset Allocation - Moderate - Service Class	2012	$0.986736	$1.050752	9,027.685
Subaccount Inception Date May 1, 2002	2011	$1.007920	$0.986736	426,857.029
	2010	$0.937563	$1.007920	478,251.510
	2009	$0.761131	$0.937563	777,986.243
	2008	$1.000000	$0.761131	759,633.983
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.931090	$1.002978	413,859.639
Subaccount Inception Date May 1, 2002	2011	$0.976071	$0.931090	1,013,995.665
	2010	$0.889620	$0.976071	1,160,664.773
	2009	$0.712762	$0.889620	790,528.677
	2008	$1.000000	$0.712762	389,732.455
TA International Moderate Growth - Service Class	2012	$0.835545	$0.917245	17,010.561
Subaccount Inception Date May 1, 2006	2011	$0.925739	$0.835545	17,104.639
	2010	$0.860297	$0.925739	18,003.731
	2009	$0.681505	$0.860297	19,091.078
	2008	$1.000000	$0.681505	0.000
TA PIMCO Total Return - Service Class	2012	$1.114428	$1.167289	317,212.857
Subaccount Inception Date May 1, 2002	2011	$1.077556	$1.114428	328,287.611
	2010	$1.032354	$1.077556	258,699.142
	2009	$0.913723	$1.032354	101,995.049
	2008	$1.000000	$0.913723	0.000
TA Efficient Markets - Service Class	2012	$1.247569	$1.366201	5,761.034
Subaccount Inception Date November 10, 2008	2011	$1.306699	$1.247569	5,792.898
	2010	$1.191252	$1.306699	5,824.934
	2009	$1.035492	$1.191252	5,857.152
	2008	$1.000000	$1.035492	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.098433	$1.204937	0.000
Subaccount Inception Date May 1, 2002	2011	$1.084596	$1.098433	0.000
	2010	$0.896936	$1.084596	0.000
	2009	$0.729646	$0.896936	0.000
	2008	$1.000000	$0.729646	0.000
TA AEGON Money Market - Service Class	2012	$0.926704	$0.904471	11,071.970
Subaccount Inception Date April 8, 1991	2011	$0.949305	$0.926704	11,133.207
	2010	$0.972509	$0.949305	11,718.410
	2009	$0.996216	$0.972509	205,776.524
	2008	$1.000000	$0.996216	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.111300	$1.137353	0.000
Subaccount Inception Date May 13, 1994	2011	$1.061135	$1.111300	0.000
	2010	$1.043081	$1.061135	0.000
	2009	$1.025589	$1.043081	0.000
	2008	$1.000000	$1.025589	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Balanced - Service Class	2012	$0.989269	$1.046565	0.000
Subaccount Inception Date May 1, 2008	2011	$0.998799	$0.989269	421,016.513
	2010	$0.924430	$0.998799	423,344.915
	2009	$0.812728	$0.924430	455,585.217
	2008	$1.000000	$0.812728	0.000
TA Vanguard ETF - Growth - Service Class	2012	$0.918034	$0.999482	1,355,737.959
Subaccount Inception Date May 1, 2008	2011	$0.951266	$0.918034	463,518.460
	2010	$0.862408	$0.951266	464,384.753
	2009	$0.717267	$0.862408	448,930.578
	2008	$1.000000	$0.717267	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.244742	$1.374618	46,933.885
Subaccount Inception Date November 10, 2008	2011	$1.317934	$1.244742	47,193.448
	2010	$1.226543	$1.317934	49,674.121
	2009	$1.011675	$1.226543	52,674.226
	2008	$1.000000	$1.011675	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.963674	$1.079898	22,964.379
Subaccount Inception Date May 1, 2008	2011	$1.026512	$0.963674	23,101.307
	2010	$0.893065	$1.026512	23,905.985
	2009	$0.661459	$0.893065	52,520.293
	2008	$1.000000	$0.661459	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.291113	$1.449117	84,912.448
Subaccount Inception Date November 10, 2008	2011	$1.347141	$1.291113	88,557.826
	2010	$1.253768	$1.347141	92,509.807
	2009	$0.989022	$1.253768	121,575.675
	2008	$1.000000	$0.989022	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.087157	$1.229207	0.000
Subaccount Inception Date November 19, 2009	2011	$1.102698	$1.087157	0.000
	2010	$1.007062	$1.102698	0.000
	2009	$0.989756	$1.007062	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.062133	$1.089096	0.000
Subaccount Inception Date November 19, 2009	2011	$1.028491	$1.062133	0.000
	2010	$0.992791	$1.028491	0.000
	2009	$1.000877	$0.992791	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.008535	$1.102725	6,717.500
Subaccount Inception Date November 19, 2009	2011	$1.068314	$1.008535	6,762.180
	2010	$1.002704	$1.068314	6,807.003
	2009	$0.988788	$1.002704	0.000
TA Vanguard ETF - Conservative - Service Class	2012	$1.072630	$1.116124	0.000
Subaccount Inception Date November 19, 2009	2011	$1.065040	$1.072630	0.000
	2010	$0.997153	$1.065040	0.000
	2009	$0.999934	$0.997153	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.037662	$1.071415	0.000
Subaccount Inception Date August 16, 2010	2011	$1.045621	$1.037662	0.000
	2010	$1.000000	$1.045621	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.004699	$1.047037	0.000
Subaccount inception date December 9, 2011	2011	$1.000000	$1.004699	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.395644	$1.462256	0.000
Subaccount Inception Date May 1, 2002	2011	$1.394793	$1.395644	0.000
	2010	$1.312585	$1.394793	83,775.596
	2009	$1.075040	$1.312585	123,020.028
	2008	$1.399371	$1.075040	105,790.900
	2007	$1.348817	$1.399371	54,767.135
	2006	$1.264181	$1.348817	42,805.274
	2005	$1.231489	$1.264181	58,433.624
	2004	$1.151154	$1.231489	54,787.384
	2003	$1.000000	$1.151154	0.000
TA Asset Allocation - Growth - Service Class	2012	$1.379172	$1.515039	0.000
Subaccount Inception Date May 1, 2002	2011	$1.496046	$1.379172	0.000
	2010	$1.334892	$1.496046	0.000
	2009	$1.054162	$1.334892	0.000
	2008	$1.790255	$1.054162	48,735.589
	2007	$1.703320	$1.790255	48,910.655
	2006	$1.511459	$1.703320	76,008.666
	2005	$1.381416	$1.511459	65,503.621
	2004	$1.240772	$1.381416	18,776.582
	2003	$1.000000	$1.240772	18,868.706
TA Asset Allocation - Moderate - Service Class	2012	$1.434869	$1.530219	0.000
Subaccount Inception Date May 1, 2002	2011	$1.463531	$1.434869	0.000
	2010	$1.359372	$1.463531	62,843.993
	2009	$1.101950	$1.359372	29,230.606
	2008	$1.527528	$1.101950	239,876.415
	2007	$1.450650	$1.527528	247,800.193
	2006	$1.334304	$1.450650	196,847.553
	2005	$1.274074	$1.334304	159,711.965
	2004	$1.172951	$1.274074	33,359.296
	2003	$1.000000	$1.172951	0.000
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.428688	$1.541252	0.000
Subaccount Inception Date May 1, 2002	2011	$1.495519	$1.428688	0.000
	2010	$1.361057	$1.495519	20,339.499
	2009	$1.088890	$1.361057	139,438.845
	2008	$1.660836	$1.088890	441,076.421
	2007	$1.579837	$1.660836	681,339.206
	2006	$1.423364	$1.579837	765,141.076
	2005	$1.327175	$1.423364	581,445.977
	2004	$1.199864	$1.327175	280,489.005
	2003	$1.000000	$1.199864	57,230.679
TA International Moderate Growth - Service Class	2012	$0.833473	$0.916325	0.000
Subaccount Inception Date May 1, 2006	2011	$0.922095	$0.833473	0.000
	2010	$0.855654	$0.922095	12,189.865
	2009	$0.676831	$0.855654	12,119.380
	2008	$1.087356	$0.676831	14,918.212
	2007	$1.025414	$1.087356	13,217.314
	2006	$1.000000	$1.025414	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class	2012	$1.468172	$1.599576	0.000
Subaccount Inception Date May 1, 2000	2011	$1.465861	$1.468172	0.000
	2010	$1.361363	$1.465861	0.000
	2009	$1.224724	$1.361363	0.000
	2008	$1.900351	$1.224724	0.000
	2007	$1.863272	$1.900351	38,209.219
	2006	$1.634379	$1.863272	0.000
	2005	$1.444602	$1.634379	0.000
	2004	$1.252476	$1.444602	0.000
	2003	$1.000000	$1.252476	0.000
TA Clarion Global Real Estate Securities - Service Class	2012	$1.726413	$2.108886	0.000
Subaccount Inception Date May 1, 2002	2011	$1.878958	$1.726413	0.000
	2010	$1.667079	$1.878958	0.000
	2009	$1.282223	$1.667079	0.000
	2008	$2.281359	$1.282223	21,580.433
	2007	$2.507320	$2.281359	18,378.478
	2006	$1.807285	$2.507320	13,571.987
	2005	$1.633413	$1.807285	15,442.050
	2004	$1.261219	$1.633413	18,006.254
	2003	$1.000000	$1.261219	18,584.528
TA JPMorgan Enhanced Index - Service Class	2012	$1.288043	$1.461560	0.000
Subaccount Inception Date May 1, 1997	2011	$1.311394	$1.288043	0.000
	2010	$1.168051	$1.311394	0.000
	2009	$0.924036	$1.168051	0.000
	2008	$1.513129	$0.924036	0.000
	2007	$1.484265	$1.513129	0.000
	2006	$1.320678	$1.484265	0.000
	2005	$1.309105	$1.320678	0.000
	2004	$1.209751	$1.309105	0.000
	2003	$1.000000	$1.209751	0.000
TA Jennison Growth - Service Class	2012	$1.370999	$1.546518	0.000
Subaccount Inception Date November 18, 1996	2011	$1.413373	$1.370999	0.000
	2010	$1.291243	$1.413373	4,262.005
	2009	$0.938904	$1.291243	4,262.005
	2008	$1.527393	$0.938904	0.000
	2007	$1.404338	$1.527393	0.000
	2006	$1.413934	$1.404338	0.000
	2005	$1.274091	$1.413934	0.000
	2004	$1.197292	$1.274091	0.000
	2003	$1.000000	$1.197292	0.000
TA Morgan Stanley Capital Growth - Service Class	2012	$1.378839	$1.552587	0.000
Subaccount Inception Date May 1, 2000	2011	$1.500331	$1.378839	0.000
	2010	$1.207689	$1.500331	0.000
	2009	$0.968496	$1.207689	0.000
	2008	$1.561428	$0.968496	0.000
	2007	$1.585424	$1.561428	0.000
	2006	$1.370990	$1.585424	15,073.118
	2005	$1.351017	$1.370990	16,326.326
	2004	$1.269268	$1.351017	18,590.358
	2003	$1.000000	$1.269268	18,570.442

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond - Service Class	2012	$1.444951	$1.653817	0.000
Subaccount Inception Date June 1, 1998	2011	$1.413954	$1.444951	0.000
	2010	$1.289545	$1.413954	0.000
	2009	$0.898274	$1.289545	0.000
	2008	$1.232969	$0.898274	0.000
	2007	$1.240057	$1.232969	0.000
	2006	$1.146748	$1.240057	20,129.067
	2005	$1.155681	$1.146748	20,160.794
	2004	$1.079727	$1.155681	20,193.351
	2003	$1.000000	$1.079727	19,145.805
TA MFS International Equity - Service Class	2012	$1.510396	$1.799183	0.000
Subaccount Inception Date May 1, 2001	2011	$1.720944	$1.510396	0.000
	2010	$1.596014	$1.720944	0.000
	2009	$1.234692	$1.596014	0.000
	2008	$1.959722	$1.234692	0.000
	2007	$1.841701	$1.959722	0.000
	2006	$1.532659	$1.841701	952.343
	2005	$1.394598	$1.532659	954.688
	2004	$1.249023	$1.394598	957.186
	2003	$1.000000	$1.249023	959.858
TA PIMCO Total Return - Service Class	2012	$1.280234	$1.342931	0.000
Subaccount Inception Date May 1, 2002	2011	$1.236068	$1.280234	0.000
	2010	$1.182481	$1.236068	71,510.801
	2009	$1.045059	$1.182481	114,559.978
	2008	$1.103076	$1.045059	0.000
	2007	$1.037254	$1.103076	0.000
	2006	$1.021247	$1.037254	2,655.706
	2005	$1.023862	$1.021247	2,664.291
	2004	$1.005095	$1.023862	2,673.065
	2003	$1.000000	$1.005095	2,349.053
TA T. Rowe Price Small Cap - Service Class	2012	$1.815936	$2.048453	0.000
Subaccount Inception Date May 1, 2000	2011	$1.829933	$1.815936	0.000
	2010	$1.396380	$1.829933	0.000
	2009	$1.032666	$1.396380	0.000
	2008	$1.661318	$1.032666	0.000
	2007	$1.555483	$1.661318	0.000
	2006	$1.539750	$1.555483	14,199.970
	2005	$1.426709	$1.539750	15,173.027
	2004	$1.325528	$1.426709	17,544.052
	2003	$1.000000	$1.325528	17,333.155
TA Efficient Markets - Service Class	2012	$1.253307	$1.374493	0.000
Subaccount Inception Date November 10, 2008	2011	$1.310801	$1.253307	0.000
	2010	$1.193244	$1.310801	0.000
	2009	$1.035705	$1.193244	0.000
	2008	$1.000000	$1.035705	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.464675	$1.609055	0.000
Subaccount Inception Date May 1, 2002	2011	$1.444108	$1.464675	0.000
	2010	$1.192487	$1.444108	0.000
	2009	$0.968657	$1.192487	0.000
	2008	$1.469806	$0.968657	0.000
	2007	$1.326386	$1.469806	0.000
	2006	$1.247750	$1.326386	1,063.053
	2005	$1.184125	$1.247750	1,065.668
	2004	$1.092598	$1.184125	1,068.458
	2003	$1.000000	$1.092598	1,071.447

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.343934	$1.389691	0.000
Subaccount Inception Date May 1, 2002	2011	$1.352264	$1.343934	0.000
	2010	$1.267372	$1.352264	0.000
	2009	$0.988465	$1.267372	0.000
	2008	$1.605198	$0.988465	0.000
	2007	$1.388395	$1.605198	6,199.485
	2006	$1.283534	$1.388395	0.000
	2005	$1.268063	$1.283534	0.000
	2004	$1.148118	$1.268063	0.000
	2003	$1.000000	$1.148118	0.000
TA WMC Diversified Growth - Service Class	2012	$1.329459	$1.466552	0.000
Subaccount Inception Date May 1, 2000	2011	$1.415605	$1.329459	0.000
	2010	$1.232655	$1.415605	0.000
	2009	$0.978314	$1.232655	0.000
	2008	$1.859593	$0.978314	0.000
	2007	$1.639549	$1.859593	1,658.253
	2006	$1.547439	$1.639549	44,479.753
	2005	$1.361322	$1.547439	44,149.352
	2004	$1.204564	$1.361322	46,839.721
	2003	$1.000000	$1.204564	0.000
TA AEGON Money Market - Service Class	2012	$0.952583	$0.931098	0.000
Subaccount Inception Date April 8, 1991	2011	$0.974377	$0.952583	0.000
	2010	$0.996753	$0.974377	0.000
	2009	$1.019563	$0.996753	0.000
	2008	$1.020986	$1.019563	73,898.862
	2007	$0.997075	$1.020986	138,242.297
	2006	$0.976290	$0.997075	0.000
	2005	$0.973119	$0.976290	0.000
	2004	$0.988117	$0.973119	0.000
	2003	$1.000000	$0.988117	0.000
TA Systematic Small Mid Cap Value - Service Class	2012	$1.107211	$1.255790	0.000
Subaccount Inception Date May 4, 1993	2011	$1.165962	$1.107211	0.000
	2010	$0.917145	$1.165962	0.000
	2009	$0.656576	$0.917145	0.000
	2008	$1.000000	$0.656576	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.182621	$1.212121	0.000
Subaccount Inception Date May 13, 1994	2011	$1.127596	$1.182621	0.000
	2010	$1.106788	$1.127596	0.000
	2009	$1.086641	$1.106788	0.000
	2008	$1.034970	$1.086641	0.000
	2007	$1.001021	$1.034970	0.000
	2006	$0.993588	$1.001021	0.000
	2005	$0.996629	$0.993588	0.000
	2004	$0.990855	$0.996629	0.000
	2003	$1.000000	$0.990855	0.000
TA Vanguard ETF - Balanced - Service Class	2012	$0.994571	$1.053722	0.000
Subaccount Inception Date May 1, 2008	2011	$1.002699	$0.994571	0.000
	2010	$0.926675	$1.002699	0.000
	2009	$0.813516	$0.926675	0.000
	2008	$1.000000	$0.813516	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Growth - Service Class	2012	$0.922983	$1.006375	0.000
Subaccount Inception Date May 1, 2008	2011	$0.954989	$0.922983	0.000
	2010	$0.864525	$0.954989	0.000
	2009	$0.717974	$0.864525	0.000
	2008	$1.000000	$0.717974	0.000
TA TS&W International Equity - Service Class	2012	$1.439800	$1.638577	0.000
Subaccount Inception Date April 8, 1991	2011	$1.724012	$1.439800	0.000
	2010	$1.629936	$1.724012	0.000
	2009	$1.326757	$1.629936	0.000
	2008	$2.226969	$1.326757	0.000
	2007	$1.976560	$2.226969	0.000
	2006	$1.641334	$1.976560	0.000
	2005	$1.477827	$1.641334	0.000
	2004	$1.306577	$1.477827	0.000
	2003	$1.000000	$1.306577	0.000
TA BNP Paribas Large Cap Growth - Service Class	2012	$1.364972	$1.558600	0.000
Subaccount Inception Date April 8, 1991	2011	$1.432608	$1.364972	0.000
	2010	$1.232849	$1.432608	0.000
	2009	$0.869283	$1.232849	0.000
	2008	$1.538823	$0.869283	0.000
	2007	$1.445169	$1.538823	0.000
	2006	$1.343168	$1.445169	0.000
	2005	$1.259117	$1.343168	0.000
	2004	$1.144742	$1.259117	0.000
	2003	$1.000000	$1.144742	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.616887	$1.719024	0.000
Subaccount Inception Date May 1, 2001	2011	$1.776941	$1.616887	0.000
	2010	$1.360817	$1.776941	2,878.884
	2009	$0.869420	$1.360817	2,878.884
	2008	$1.660767	$0.869420	0.000
	2007	$1.390044	$1.660767	0.000
	2006	$1.297496	$1.390044	1,171.893
	2005	$1.236820	$1.297496	1,175.679
	2004	$1.183500	$1.236820	1,179.551
	2003	$1.000000	$1.183500	1,041.942
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$1.050917	$1.208522	0.000
Subaccount Inception Date May 1, 2002	2011	$1.112831	$1.050917	0.000
	2010	$1.064489	$1.112831	0.000
	2009	$0.737098	$1.064489	0.000
	2008	$1.568020	$0.737098	0.000
	2007	$1.582701	$1.568020	0.000
	2006	$1.433493	$1.582701	16,755.790
	2005	$1.390873	$1.433493	16,797.716
	2004	$1.283810	$1.390873	16,839.966
	2003	$1.000000	$1.283810	1,403.335
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.958251	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.250439	$1.382939	0.000
Subaccount Inception Date November 10, 2008	2011	$1.322043	$1.250439	0.000
	2010	$1.228584	$1.322043	0.000
	2009	$1.011883	$1.228584	0.000
	2008	$1.000000	$1.011883	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.242655	$1.424018	0.000
Subaccount Inception Date May 1, 2001	2011	$1.198425	$1.242655	0.000
	2010	$1.086865	$1.198425	0.000
	2009	$0.923875	$1.086865	0.000
	2008	$1.593839	$0.923875	0.000
	2007	$1.555119	$1.593839	0.000
	2006	$1.359832	$1.555119	0.000
	2005	$1.329897	$1.359832	0.000
	2004	$1.223289	$1.329897	0.000
	2003	$1.000000	$1.223289	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$1.167896	$1.332167	0.000
Subaccount Inception Date May 1, 2001	2011	$1.241295	$1.167896	0.000
	2010	$1.156159	$1.241295	0.000
	2009	$0.862649	$1.156159	0.000
	2008	$1.466605	$0.862649	0.000
	2007	$1.320728	$1.466605	0.000
	2006	$1.359749	$1.320728	2,027.799
	2005	$1.211153	$1.359749	2,032.786
	2004	$1.143646	$1.211153	2,038.097
	2003	$1.000000	$1.143646	2,043.794
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.968862	$1.087314	0.000
Subaccount Inception Date May 1, 2008	2011	$1.030532	$0.968862	0.000
	2010	$0.895254	$1.030532	5,864.799
	2009	$0.662108	$0.895254	5,864.799
	2008	$1.000000	$0.662108	0.000
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2012	$1.592351	$1.807584	0.000
Subaccount Inception Date May 1, 2000	2011	$1.675557	$1.592351	0.000
	2010	$1.465942	$1.675557	3,623.407
	2009	$1.107020	$1.465942	3,623.407
	2008	$1.976331	$1.107020	0.000
	2007	$1.723765	$1.976331	48,555.443
	2006	$1.582402	$1.723765	1,550.282
	2005	$1.387678	$1.582402	1,581.095
	2004	$1.232790	$1.387678	1,644.291
	2003	$1.000000	$1.232790	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.278295	$1.462504	0.000
Subaccount Inception Date May 1, 2000	2011	$1.299135	$1.278295	0.000
	2010	$1.156483	$1.299135	0.000
	2009	$0.910891	$1.156483	0.000
	2008	$1.629640	$0.910891	0.000
	2007	$1.646378	$1.629640	0.000
	2006	$1.404275	$1.646378	1,938.261
	2005	$1.360683	$1.404275	1,943.026
	2004	$1.251476	$1.360683	1,948.102
	2003	$1.000000	$1.251476	1,953.545
Fidelity VIP Growth Portfolio – Service Class 2	2012	$1.265864	$1.415464	0.000
Subaccount Inception Date May 1, 2001	2011	$1.295339	$1.265864	0.000
	2010	$1.069823	$1.295339	0.000
	2009	$0.855264	$1.069823	0.000
	2008	$1.660687	$0.855264	0.000
	2007	$1.341444	$1.660687	0.000
	2006	$1.287588	$1.341444	0.000
	2005	$1.248415	$1.287588	0.000
	2004	$1.238538	$1.248415	0.000
	2003	$1.000000	$1.238538	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.130925	$2.386072	0.000
Subaccount Inception Date May 1, 2000	2011	$2.445238	$2.130925	0.000
	2010	$1.945547	$2.445238	0.000
	2009	$1.424159	$1.945547	0.000
	2008	$2.412649	$1.424159	0.000
	2007	$2.140177	$2.412649	33,015.401
	2006	$1.947702	$2.140177	12,207.063
	2005	$1.688213	$1.947702	12,276.741
	2004	$1.385512	$1.688213	12,488.789
	2003	$1.000000	$1.385512	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.537997	$1.910105	0.000
Subaccount Inception Date May 1, 2002	2011	$1.729625	$1.537997	0.000
	2010	$1.400499	$1.729625	0.000
	2009	$0.911671	$1.400499	0.000
	2008	$1.914774	$0.911671	0.000
	2007	$1.857970	$1.914774	1,943.353
	2006	$1.638305	$1.857970	12,060.307
	2005	$1.636169	$1.638305	12,149.443
	2004	$1.470410	$1.636169	12,133.003
	2003	$1.000000	$1.470410	0.000
Franklin Income Securities Fund - Class 2	2012	$0.969150	$1.067114	0.000
Subaccount Inception Date May 1, 2007	2011	$0.968305	$0.969150	0.000
	2010	$0.879150	$0.968305	12,934.519
	2009	$0.663267	$0.879150	12,934.519
	2008	$0.964667	$0.663267	0.000
	2007	$1.000000	$0.964667	0.000
Mutual Shares Securities Fund - Class 2	2012	$0.763581	$0.852636	0.000
Subaccount Inception Date May 1, 2007	2011	$0.789334	$0.763581	0.000
	2010	$0.726181	$0.789334	0.000
	2009	$0.589359	$0.726181	0.000
	2008	$0.958762	$0.589359	0.000
	2007	$1.000000	$0.958762	0.000
Templeton Foreign Securities Fund - Class 2	2012	$0.768076	$0.887602	0.000
Subaccount Inception Date May 1, 2007	2011	$0.879228	$0.768076	0.000
	2010	$0.829687	$0.879228	3,605.290
	2009	$0.619343	$0.829687	3,605.290
	2008	$1.062783	$0.619343	0.000
	2007	$1.000000	$1.062783	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.297074	$1.457955	0.000
Subaccount Inception Date November 10, 2008	2011	$1.351386	$1.297074	0.000
	2010	$1.255873	$1.351386	0.000
	2009	$0.989224	$1.255873	0.000
	2008	$1.000000	$0.989224	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.941523	$2.220014	0.000
Subaccount Inception Date October 9, 2000	2011	$2.019455	$1.941523	0.000
	2010	$1.645849	$2.019455	0.000
	2009	$1.165644	$1.645849	0.000
	2008	$2.124234	$1.165644	0.000
	2007	$1.785215	$2.124234	0.000
	2006	$1.611720	$1.785215	0.000
	2005	$1.471678	$1.611720	0.000
	2004	$1.249731	$1.471678	0.000
	2003	$1.000000	$1.249731	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares	2012	$1.102661	$1.291791	0.000
Subaccount Inception Date October 9, 2000	2011	$1.311428	$1.102661	0.000
	2010	$1.161339	$1.311428	0.000
	2009	$0.864644	$1.161339	0.000
	2008	$1.602829	$0.864644	0.000
	2007	$1.499500	$1.602829	0.000
	2006	$1.300600	$1.499500	8,193.214
	2005	$1.260252	$1.300600	8,213.752
	2004	$1.233478	$1.260252	8,234.339
	2003	$1.000000	$1.233478	0.000
MFS ® New Discovery Series – Service Class	2012	$1.630592	$1.926801	0.000
Subaccount Inception Date May 1, 2002	2011	$1.863598	$1.630592	0.000
	2010	$1.402387	$1.863598	2,814.466
	2009	$0.880564	$1.402387	2,814.466
	2008	$1.489611	$0.880564	0.000
	2007	$1.490522	$1.489611	0.000
	2006	$1.350138	$1.490522	4,459.166
	2005	$1.314944	$1.350138	4,470.322
	2004	$1.266619	$1.314944	4,481.568
	2003	$1.000000	$1.266619	443.831
MFS ® Total Return Series – Service Class	2012	$1.254804	$1.360551	0.000
Subaccount Inception Date May 1, 2002	2011	$1.263576	$1.254804	0.000
	2010	$1.179051	$1.263576	0.000
	2009	$1.024574	$1.179051	0.000
	2008	$1.349448	$1.024574	0.000
	2007	$1.328377	$1.349448	0.000
	2006	$1.217344	$1.328377	0.000
	2005	$1.213736	$1.217344	0.000
	2004	$1.118395	$1.213736	0.000
	2003	$1.000000	$1.118395	0.000
TA WMC Diversified Growth - Initial Class	2012	$0.830774	$0.918933	0.000
Subaccount Inception Date October 25, 2006	2011	$0.882800	$0.830774	0.000
	2010	$0.766561	$0.882800	0.000
	2009	$0.606982	$0.766561	0.000
	2008	$1.150156	$0.606982	0.000
	2007	$1.011954	$1.150156	0.000
	2006	$1.000000	$1.011954	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.090524	$1.234823	0.000
Subaccount Inception Date November 19, 2009	2011	$1.104500	$1.090524	0.000
	2010	$1.007237	$1.104500	0.000
	2009	$0.989760	$1.007237	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.065422	$1.094065	0.000
Subaccount Inception Date November 19, 2009	2011	$1.030171	$1.065422	0.000
	2010	$0.992961	$1.030171	0.000
	2009	$1.000881	$0.992961	0.000
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.046994	$1.198698	0.000
Subaccount Inception Date November 19, 2009	2011	$1.094182	$1.046994	0.000
	2010	$1.007487	$1.094182	0.000
	2009	$0.986784	$1.007487	0.000
American Funds - Growth Fund - Class 2(4)	2012	$1.081537	$1.242561	0.000
Subaccount Inception Date November 19, 2009	2011	$1.159181	$1.081537	0.000
	2010	$1.002101	$1.159181	0.000
	2009	$0.986463	$1.002101	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International Fund - Class 2(4)	2012	$0.858603	$0.986570	0.000
Subaccount Inception Date November 19, 2009	2011	$1.023881	$0.858603	0.000
	2010	$0.979627	$1.023881	0.000
	2009	$0.982894	$0.979627	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.011666	$1.107778	0.000
Subaccount Inception Date November 19, 2009	2011	$1.070072	$1.011666	0.000
	2010	$1.002880	$1.070072	0.000
	2009	$0.988792	$1.002880	0.000
TA BlackRock Global Allocation - Service Class(1)	2012	$1.205154	$1.294176	0.000
Subaccount Inception Date May 1, 2009	2011	$1.283132	$1.205154	0.000
	2010	$1.196900	$1.283132	0.000
	2009	$1.000000	$1.196900	0.000
TA BlackRock Tactical Allocation - Service Class	2012	$1.324086	$1.423761	0.000
Subaccount Inception Date May 1, 2009	2011	$1.305597	$1.324086	0.000
	2010	$1.200632	$1.305597	0.000
	2009	$1.000000	$1.200632	0.000
TA Janus Balanced - Service Class	2012	$0.865458	$0.951641	0.000
Subaccount Inception Date November 19, 2009	2011	$0.992650	$0.865458	0.000
	2010	$0.984931	$0.992650	0.000
	2009	$0.986553	$0.984931	0.000
TA PIMCO Tactical - Balanced - Service Class	2012	$0.908646	$0.896845	0.000
Subaccount Inception Date November 19, 2009	2011	$0.962297	$0.908646	0.000
	2010	$1.019726	$0.962297	0.000
	2009	$0.998141	$1.019726	0.000
TA PIMCO Tactical - Conservative - Service Class	2012	$0.884163	$0.877347	0.000
Subaccount Inception Date November 19, 2009	2011	$0.977377	$0.884163	0.000
	2010	$1.021477	$0.977377	0.000
	2009	$0.997247	$1.021477	0.000
TA PIMCO Tactical - Growth - Service Class	2012	$0.855730	$0.842170	0.000
Subaccount Inception Date November 19, 2009	2011	$0.990425	$0.855730	0.000
	2010	$1.020396	$0.990425	0.000
	2009	$0.996379	$1.020396	0.000
TA Hanlon Income - Service Class	2012	$0.987450	$0.998617	0.000
Subaccount Inception Date November 19, 2009	2011	$0.981363	$0.987450	0.000
	2010	$1.002757	$0.981363	0.000
	2009	$0.999938	$1.002757	0.000
TA Vanguard ETF - Aggressive Growth - Service Class	2012	$1.074836	$1.224601	0.000
Subaccount Inception Date November 19, 2009	2011	$1.144369	$1.074836	0.000
	2010	$1.023261	$1.144369	0.000
	2009	$0.999938	$1.023261	0.000
TA Vanguard ETF - Conservative - Service Class	2012	$1.075961	$1.121227	0.000
Subaccount Inception Date November 19, 2009	2011	$1.066785	$1.075961	0.000
	2010	$0.997328	$1.066785	0.000
	2009	$0.999938	$0.997328	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.228247	$1.443428	0.000
Subaccount Inception Date November 19, 2009	2011	$1.235071	$1.228247	0.000
	2010	$1.028698	$1.235071	0.000
	2009	$0.985137	$1.028698	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.955474	$1.011360	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$0.955474	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.975186	$1.017785	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$0.975186	0.000
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.915081	$0.992384	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$0.915081	0.000
TA JPMorgan Core Bond - Service Class	2012	$1.038517	$1.063310	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$1.038517	0.000
TA JPMorgan Tactical Allocation - Service Class	2012	$0.989952	$1.039838	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$0.989952	0.000
TA PIMCO Real Return TIPS - Service Class	2012	$1.060897	$1.102224	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$1.060897	0.000

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class	2012	$1.356219	$1.427973	0.000
Subaccount Inception Date May 1, 2002	2011	$1.348157	$1.356219	0.000
	2010	$1.262981	$1.348157	0.000
	2009	$1.029244	$1.262981	0.000
	2008	$1.332706	$1.029244	0.000
	2007	$1.278547	$1.332706	0.000
	2006	$1.192085	$1.278547	5,534,063.480
	2005	$1.156517	$1.192085	11,913,811.479
	2004	$1.075781	$1.156517	12,722,990.785
	2003	$0.893163	$1.075781	13,292,137.330
TA Asset Allocation - Growth - Initial Class	2012	$1.188718	$1.311439	0.000
Subaccount Inception Date May 1, 2002	2011	$1.282529	$1.188718	0.000
	2010	$1.138575	$1.282529	0.000
	2009	$0.895031	$1.138575	0.000
	2008	$1.513235	$0.895031	0.000
	2007	$1.433274	$1.513235	0.000
	2006	$1.264999	$1.433274	2,531,754.378
	2005	$1.150087	$1.264999	8,814,066.374
	2004	$1.027907	$1.150087	8,155,202.014
	2003	$0.801958	$1.027907	6,570,528.091
TA Asset Allocation - Moderate - Initial Class	2012	$1.346197	$1.443478	0.000
Subaccount Inception Date May 1, 2002	2011	$1.365731	$1.346197	0.000
	2010	$1.262698	$1.365731	0.000
	2009	$1.019424	$1.262698	0.000
	2008	$1.405279	$1.019424	0.000
	2007	$1.328550	$1.405279	0.000
	2006	$1.216120	$1.328550	7,948,121.450
	2005	$1.154993	$1.216120	22,243,795.300
	2004	$1.058168	$1.154993	22,531,206.725
	2003	$0.864789	$1.058168	21,854,279.773

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.291539	$1.400187	0.000
Subaccount Inception Date May 1, 2002	2011	$1.345027	$1.291539	0.000
	2010	$1.217615	$1.345027	0.000
	2009	$0.969554	$1.217615	0.000
	2008	$1.471687	$0.969554	0.000
	2007	$1.393195	$1.471687	0.000
	2006	$1.248898	$1.393195	8,053,181.066
	2005	$1.159519	$1.248898	22,587,809.690
	2004	$1.042179	$1.159519	23,571,056.558
	2003	$0.836320	$1.042179	22,222,990.289
TA International Moderate Growth - Service Class	2012	$0.845113	$0.931412	0.000
Subaccount Inception Date May 1, 2006	2011	$0.932693	$0.845113	0.000
	2010	$0.863371	$0.932693	0.000
	2009	$0.681270	$0.863371	0.000
	2008	$1.091801	$0.681270	0.000
	2007	$1.027079	$1.091801	0.000
	2006	$1.000000	$1.027079	0.000
TA Barrow Hanley Dividend Focused - Initial Class	2012	$1.250246	$1.368617	0.000
Subaccount Inception Date May 1, 2000	2011	$1.241859	$1.250246	0.000
	2010	$1.147457	$1.241859	0.000
	2009	$1.027267	$1.147457	0.000
	2008	$1.585851	$1.027267	0.000
	2007	$1.546799	$1.585851	0.000
	2006	$1.349983	$1.546799	547,911.933
	2005	$1.188179	$1.349983	1,699,110.179
	2004	$1.024670	$1.188179	1,401,569.087
	2003	$0.805713	$1.024670	1,421,907.878
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.756553	$2.155723	0.000
Subaccount Inception Date May 1, 2002	2011	$1.901584	$1.756553	0.000
	2010	$1.677684	$1.901584	0.000
	2009	$1.283243	$1.677684	0.000
	2008	$2.272956	$1.283243	0.000
	2007	$2.486548	$2.272956	0.000
	2006	$1.783433	$2.486548	686,030.496
	2005	$1.603794	$1.783433	1,630,619.080
	2004	$1.231933	$1.603794	2,020,570.944
	2003	$0.926167	$1.231933	1,791,813.110
TA JPMorgan Enhanced Index - Initial Class	2012	$1.119062	$1.275757	0.000
Subaccount Inception Date May 2, 1997	2011	$1.133581	$1.119062	0.000
	2010	$1.004383	$1.133581	0.000
	2009	$0.790935	$1.004383	0.000
	2008	$1.288469	$0.790935	0.000
	2007	$1.257952	$1.288469	0.000
	2006	$1.113224	$1.257952	205,999.488
	2005	$1.098003	$1.113224	1,032,782.717
	2004	$1.009349	$1.098003	1,319,130.639
	2003	$0.798818	$1.009349	1,469,352.818

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class	2012	$1.125127	$1.276252	0.000
Subaccount Inception Date November 18, 1996	2011	$1.155416	$1.125127	0.000
	2010	$1.050300	$1.155416	0.000
	2009	$0.760145	$1.050300	0.000
	2008	$1.231562	$0.760145	0.000
	2007	$1.127164	$1.231562	0.000
	2006	$1.128060	$1.127164	111,109.532
	2005	$1.011636	$1.128060	671,900.483
	2004	$0.946076	$1.011636	813,915.269
	2003	$0.749731	$0.946076	790,596.260
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.144880	$1.296183	0.000
Subaccount Inception Date May 1, 2000	2011	$1.240333	$1.144880	0.000
	2010	$0.993235	$1.240333	0.000
	2009	$0.792432	$0.993235	0.000
	2008	$1.270934	$0.792432	0.000
	2007	$1.283834	$1.270934	0.000
	2006	$1.105017	$1.283834	1,216,790.747
	2005	$1.083437	$1.105017	3,419,828.371
	2004	$1.013103	$1.083437	3,817,978.520
	2003	$0.764956	$1.013103	3,755,672.367
TA AEGON High Yield Bond - Initial Class	2012	$1.582695	$1.820088	0.000
Subaccount Inception Date June 1, 1998	2011	$1.541541	$1.582695	0.000
	2010	$1.399117	$1.541541	0.000
	2009	$0.969712	$1.399117	0.000
	2008	$1.323057	$0.969712	0.000
	2007	$1.325749	$1.323057	0.000
	2006	$1.219367	$1.325749	1,055,560.684
	2005	$1.222127	$1.219367	2,597,577.819
	2004	$1.136257	$1.222127	2,847,809.421
	2003	$0.984831	$1.136257	3,139,842.025
TA MFS International Equity - Initial Class	2012	$1.216304	$1.455806	0.000
Subaccount Inception Date May 1, 2001	2011	$1.379994	$1.216304	0.000
	2010	$1.274485	$1.379994	0.000
	2009	$0.980238	$1.274485	0.000
	2008	$1.546026	$0.980238	0.000
	2007	$1.445581	$1.546026	0.000
	2006	$1.198628	$1.445581	491,246.147
	2005	$1.083713	$1.198628	1,599,650.490
	2004	$0.967247	$1.083713	1,522,273.338
	2003	$0.787811	$0.967247	1,401,306.093
TA PIMCO Total Return - Initial Class	2012	$1.428177	$1.504982	0.000
Subaccount Inception Date May 1, 2002	2011	$1.371400	$1.428177	0.000
	2010	$1.305589	$1.371400	0.000
	2009	$1.148224	$1.305589	0.000
	2008	$1.205487	$1.148224	0.000
	2007	$1.129276	$1.205487	0.000
	2006	$1.105810	$1.129276	2,074,694.773
	2005	$1.102737	$1.105810	6,241,138.267
	2004	$1.076993	$1.102737	6,273,424.517
	2003	$1.047694	$1.076993	6,998,700.432

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class	2012	$1.450644	$1.644388	0.000
Subaccount Inception Date May 1, 2000	2011	$1.455682	$1.450644	0.000
	2010	$1.105063	$1.455682	0.000
	2009	$0.813043	$1.105063	0.000
	2008	$1.301679	$0.813043	0.000
	2007	$1.212035	$1.301679	0.000
	2006	$1.193999	$1.212035	623,375.050
	2005	$1.101532	$1.193999	2,330,687.560
	2004	$1.018589	$1.101532	2,331,973.257
	2003	$0.740331	$1.018589	2,383,017.556
TA Multi-Managed Balanced - Initial Class	2012	$1.456897	$1.606907	0.000
Subaccount Inception Date May 1, 2002	2011	$1.429019	$1.456897	0.000
	2010	$1.174907	$1.429019	0.000
	2009	$0.949337	$1.174907	0.000
	2008	$1.433277	$0.949337	0.000
	2007	$1.287627	$1.433277	0.000
	2006	$1.204080	$1.287627	204,037.531
	2005	$1.138069	$1.204080	781,518.438
	2004	$1.044894	$1.138069	831,886.826
	2003	$0.936208	$1.044894	873,324.440
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.351179	$1.405201	0.000
Subaccount Inception Date May 1, 2002	2011	$1.354248	$1.351179	0.000
	2010	$1.264538	$1.354248	0.000
	2009	$0.982847	$1.264538	0.000
	2008	$1.588997	$0.982847	0.000
	2007	$1.367001	$1.588997	0.000
	2006	$1.257866	$1.367001	271,831.823
	2005	$1.235603	$1.257866	1,143,130.902
	2004	$1.114161	$1.235603	1,076,664.946
	2003	$0.919433	$1.114161	1,034,137.336
TA WMC Diversified Growth - Initial Class	2012	$1.237543	$1.372240	0.000
Subaccount Inception Date May 1, 2000	2011	$1.311824	$1.237543	0.000
	2010	$1.136308	$1.311824	0.000
	2009	$0.897561	$1.136308	0.000
	2008	$1.696592	$0.897561	0.000
	2007	$1.489071	$1.696592	0.000
	2006	$1.397725	$1.489071	1,380,620.760
	2005	$1.223899	$1.397725	3,553,196.172
	2004	$1.078576	$1.223899	3,408,212.319
	2003	$0.838775	$1.078576	2,579,172.995
TA AEGON Money Market - Initial Class	2012	$0.978153	$0.958448	0.000
Subaccount Inception Date April 8, 1991	2011	$0.998096	$0.978153	0.000
	2010	$1.018499	$0.998096	0.000
	2009	$1.038057	$1.018499	0.000
	2008	$1.034631	$1.038057	0.000
	2007	$1.005394	$1.034631	0.000
	2006	$0.979599	$1.005394	1,597,029.987
	2005	$0.971609	$0.979599	1,593,313.750
	2004	$0.981716	$0.971609	1,599,509.006
	2003	$1.000000	$0.981716	2,118,206.891

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Systematic Small/Mid Cap Value - Initial Class	2012	$2.067284	$2.357463	0.000
Subaccount Inception Date May 4, 1993	2011	$2.167177	$2.067284	0.000
	2010	$1.695816	$2.167177	0.000
	2009	$1.208389	$1.695816	0.000
	2008	$2.085599	$1.208389	0.000
	2007	$1.706412	$2.085599	0.000
	2006	$1.475004	$1.706412	0.000
	2005	$1.325401	$1.475004	35,325.668
	2004	$1.162599	$1.325401	37,125.393
	2003	$0.621703	$1.162599	42,599.893
TA AEGON U.S. Government Securities - Initial Class	2012	$1.300515	$1.339783	0.000
Subaccount Inception Date May 13, 1994	2011	$1.233305	$1.300515	0.000
	2010	$1.205510	$1.233305	0.000
	2009	$1.177615	$1.205510	0.000
	2008	$1.116295	$1.177615	0.000
	2007	$1.074313	$1.116295	0.000
	2006	$1.061562	$1.074313	670,087.385
	2005	$1.059628	$1.061562	1,473,736.277
	2004	$1.046905	$1.059628	1,479,128.069
	2003	$1.037786	$1.046905	1,973,359.187
TA TS&W International Equity - Initial Class	2012	$1.224370	$1.400618	0.000
Subaccount Inception Date April 8, 1991	2011	$1.457831	$1.224370	0.000
	2010	$1.371410	$1.457831	0.000
	2009	$1.111759	$1.371410	0.000
	2008	$1.854990	$1.111759	0.000
	2007	$1.637677	$1.854990	0.000
	2006	$1.353085	$1.637677	365,612.840
	2005	$1.213396	$1.353085	1,636,699.829
	2004	$1.067146	$1.213396	1,066,833.112
	2003	$0.819975	$1.067146	836,813.884
TA BNP Paribas Large Cap Growth - Initial Class	2012	$1.279556	$1.468496	0.000
Subaccount Inception Date April 8, 1991	2011	$1.336019	$1.279556	0.000
	2010	$1.144053	$1.336019	0.000
	2009	$0.802895	$1.144053	0.000
	2008	$1.414830	$0.802895	0.000
	2007	$1.321746	$1.414830	0.000
	2006	$1.222445	$1.321746	112,539.993
	2005	$1.140092	$1.222445	372,408.194
	2004	$1.031926	$1.140092	386,840.375
	2003	$0.869699	$1.031926	499,064.017
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$1.285608	$1.374025	0.000
Subaccount Inception Date May 1, 2001	2011	$1.406270	$1.285608	0.000
	2010	$1.071732	$1.406270	0.000
	2009	$0.681183	$1.071732	0.000
	2008	$1.294385	$0.681183	0.000
	2007	$1.078130	$1.294385	0.000
	2006	$1.001015	$1.078130	272,954.526
	2005	$0.949775	$1.001015	761,808.552
	2004	$0.904677	$0.949775	988,121.765
	2003	$0.720387	$0.904677	998,093.649

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.823287	$0.949092	0.000
Subaccount Inception Date May 1, 2002	2011	$0.869657	$0.823287	0.000
	2010	$0.829842	$0.869657	0.000
	2009	$0.573217	$0.829842	0.000
	2008	$1.216392	$0.573217	0.000
	2007	$1.224776	$1.216392	0.000
	2006	$1.106608	$1.224776	228,086.982
	2005	$1.071094	$1.106608	1,137,236.314
	2004	$0.986226	$1.071094	1,328,556.449
	2003	$0.755058	$0.986226	1,434,467.723
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.959848	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.052896	$1.209535	0.000
Subaccount Inception Date May 1, 2001	2011	$1.012949	$1.052896	0.000
	2010	$0.916404	$1.012949	0.000
	2009	$0.777073	$0.916404	0.000
	2008	$1.337293	$0.777073	0.000
	2007	$1.301597	$1.337293	0.000
	2006	$1.135370	$1.301597	439,474.559
	2005	$1.107663	$1.135370	1,164,146.386
	2004	$1.016380	$1.107663	1,256,914.040
	2003	$0.784658	$1.016380	1,356,018.945
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.981427	$1.122223	0.000
Subaccount Inception Date May 1, 2001	2011	$1.040564	$0.981427	0.000
	2010	$0.966825	$1.040564	0.000
	2009	$0.719623	$0.966825	0.000
	2008	$1.220440	$0.719623	0.000
	2007	$1.096343	$1.220440	0.000
	2006	$1.125973	$1.096343	264,689.240
	2005	$1.000475	$1.125973	746,333.980
	2004	$0.942399	$1.000475	919,796.020
	2003	$0.779541	$0.942399	894,137.362
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2012	$1.422407	$1.618641	0.000
Subaccount Inception Date May 1, 2000	2011	$1.493081	$1.422407	0.000
	2010	$1.303097	$1.493081	0.000
	2009	$0.981635	$1.303097	0.000
	2008	$1.748171	$0.981635	0.000
	2007	$1.521016	$1.748171	0.000
	2006	$1.392877	$1.521016	2,168,111.458
	2005	$1.218498	$1.392877	4,937,141.548
	2004	$1.079848	$1.218498	4,607,500.525
	2003	$0.859599	$1.079848	4,268,144.889
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.082104	$1.241082	0.000
Subaccount Inception Date May 1, 2000	2011	$1.097058	$1.082104	0.000
	2010	$0.974207	$1.097058	0.000
	2009	$0.765437	$0.974207	0.000
	2008	$1.366054	$0.765437	0.000
	2007	$1.376703	$1.366054	0.000
	2006	$1.171382	$1.376703	809,485.826
	2005	$1.132263	$1.171382	2,538,506.870
	2004	$1.038836	$1.132263	2,965,497.133
	2003	$0.815292	$1.038836	2,915,179.996

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2012	$1.003412	$1.124757	0.000
Subaccount Inception Date May 1, 2001	2011	$1.024276	$1.003412	0.000
	2010	$0.843890	$1.024276	0.000
	2009	$0.672988	$0.843890	0.000
	2008	$1.303547	$0.672988	0.000
	2007	$1.050384	$1.303547	0.000
	2006	$1.005752	$1.050384	439,997.366
	2005	$0.972781	$1.005752	1,172,487.943
	2004	$0.962720	$0.972781	1,215,275.716
	2003	$0.741225	$0.962720	1,224,577.371
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$1.814490	$2.036752	0.000
Subaccount Inception Date May 1, 2000	2011	$2.077047	$1.814490	0.000
	2010	$1.648564	$2.077047	0.000
	2009	$1.203812	$1.648564	0.000
	2008	$2.034339	$1.203812	0.000
	2007	$1.800162	$2.034339	0.000
	2006	$1.634275	$1.800162	1,886,809.792
	2005	$1.413088	$1.634275	5,535,276.086
	2004	$1.156879	$1.413088	5,531,641.439
	2003	$0.853928	$1.156879	4,923,622.851
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.226212	$1.526626	0.000
Subaccount Inception Date May 1, 2002	2011	$1.375631	$1.226212	0.000
	2010	$1.111150	$1.375631	0.000
	2009	$0.721555	$1.111150	0.000
	2008	$1.511759	$0.721555	0.000
	2007	$1.463296	$1.511759	0.000
	2006	$1.287159	$1.463296	751,800.103
	2005	$1.282351	$1.287159	2,682,509.306
	2004	$1.149605	$1.282351	2,850,357.153
	2003	$0.745495	$1.149605	2,738,979.818
Franklin Income Securities Fund - Class 2	2012	$0.980277	$1.082009	0.000
Subaccount Inception Date May 1, 2007	2011	$0.977035	$0.980277	0.000
	2010	$0.884913	$0.977035	0.000
	2009	$0.665990	$0.884913	0.000
	2008	$0.966259	$0.665990	0.000
	2007	$1.000000	$0.966259	0.000
Mutual Shares Securities Fund - Class 2	2012	$0.772338	$0.864540	0.000
Subaccount Inception Date May 1, 2007	2011	$0.796441	$0.772338	0.000
	2010	$0.730930	$0.796441	0.000
	2009	$0.591768	$0.730930	0.000
	2008	$0.960326	$0.591768	0.000
	2007	$1.000000	$0.960326	0.000
Templeton Foreign Securities Fund - Class 2	2012	$0.776893	$0.900007	0.000
Subaccount Inception Date May 1, 2007	2011	$0.887144	$0.776893	0.000
	2010	$0.835113	$0.887144	0.000
	2009	$0.621878	$0.835113	0.000
	2008	$1.064515	$0.621878	0.000
	2007	$1.000000	$1.064515	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.660099	$1.902897	0.000
Subaccount Inception Date October 9, 2000	2011	$1.722514	$1.660099	0.000
	2010	$1.400411	$1.722514	0.000
	2009	$0.989399	$1.400411	0.000
	2008	$1.798630	$0.989399	0.000
	2007	$1.507857	$1.798630	0.000
	2006	$1.358004	$1.507857	8,052.036
	2005	$1.236979	$1.358004	339,231.750
	2004	$1.047848	$1.236979	261,515.781
	2003	$0.793465	$1.047848	128,961.303
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.858793	$1.008569	0.000
Subaccount Inception Date October 9, 2000	2011	$1.018901	$0.858793	0.000
	2010	$0.900081	$1.018901	0.000
	2009	$0.668488	$0.900081	0.000
	2008	$1.236153	$0.668488	0.000
	2007	$1.153613	$1.236153	0.000
	2006	$0.998152	$1.153613	148,353.087
	2005	$0.964837	$0.998152	670,215.297
	2004	$0.942022	$0.964837	612,577.074
	2003	$0.777262	$0.942022	595,797.877
MFS ® New Discovery Series – Service Class	2012	$1.277365	$1.513125	0.000
Subaccount Inception Date May 1, 2002	2011	$1.456348	$1.277365	0.000
	2010	$1.093260	$1.456348	0.000
	2009	$0.684789	$1.093260	0.000
	2008	$1.155587	$0.684789	0.000
	2007	$1.153454	$1.155587	0.000
	2006	$1.042272	$1.153454	80,909.044
	2005	$1.012632	$1.042272	599,989.320
	2004	$0.973029	$1.012632	593,842.608
	2003	$0.744169	$0.973029	604,414.950
MFS ® Total Return Series – Service Class	2012	$1.188962	$1.292335	0.000
Subaccount Inception Date May 1, 2002	2011	$1.194347	$1.188962	0.000
	2010	$1.111728	$1.194347	0.000
	2009	$0.963708	$1.111728	0.000
	2008	$1.266160	$0.963708	0.000
	2007	$1.243331	$1.266160	0.000
	2006	$1.136630	$1.243331	1,690,066.224
	2005	$1.130502	$1.136630	6,518,753.882
	2004	$1.039145	$1.130502	6,681,777.704
	2003	$0.914134	$1.039145	6,596,368.629
TA BlackRock Tactical Allocation - Service Class	2012	$1.111050	$1.197634	0.000
Subaccount Inception Date May 1, 2009	2011	$1.092869	$1.111050	0.000
	2010	$1.002548	$1.092869	0.000
	2009	$0.993349	$1.002548	0.000
TA Vanguard ETF - Aggressive Growth - Service Class	2012	$1.080415	$1.233988	0.000
Subaccount Inception Date November 19, 2009	2011	$1.147503	$1.080415	0.000
	2010	$1.023555	$1.147503	0.000
	2009	$0.999944	$1.023555	0.000
TA Vanguard ETF - Conservative - Service Class	2012	$1.081544	$1.129832	0.000
Subaccount Inception Date November 19, 2009	2011	$1.069707	$1.081544	0.000
	2010	$0.997612	$1.069707	0.000
	2009	$0.999944	$0.997612	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Balanced - Service Class	2012	$1.073726	$1.140391	0.000
Subaccount Inception Date May 1, 2008	2011	$1.079859	$1.073726	0.000
	2010	$0.995540	$1.079859	0.000
	2009	$0.991628	$0.995540	0.000
TA Vanguard ETF - Growth - Service Class	2012	$1.071485	$1.171166	0.000
Subaccount Inception Date May 1, 2008	2011	$1.105944	$1.071485	0.000
	2010	$0.998731	$1.105944	0.000
	2009	$0.988759	$0.998731	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.234613	$1.454481	0.000
Subaccount Inception Date November 19, 2009	2011	$1.238443	$1.234613	0.000
	2010	$1.028991	$1.238443	0.000
	2009	$0.985143	$1.028991	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.016011	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.014482	0.000
TA AEGON Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.0000000	$1.019941	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.005271	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.000348	0.000
TA PIMCO Tactical - Balanced - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.991308	0.000
TA PIMCO Tactical - Conservative - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.994180	0.000
TA PIMCO Tactical - Growth - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.986143	0.000
TA Market Participation Strategy - Service Class
Subaccount inception date September 17, 2012	2012	$1.000000	$0.988214	0.000

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.431668	$1.504440	2,657,882.571
Subaccount Inception Date May 1, 2002	2011	$1.426614	$1.431668	4,197,895.985
	2010	$1.338595	$1.426614	5,944,969.214
	2009	$1.093129	$1.338595	4,505,718.814
	2008	$1.418718	$1.093129	3,527,038.436
	2007	$1.363426	$1.418718	2,369,148.550
	2006	$1.274130	$1.363426	1,902,522.788
	2005	$1.237538	$1.274130	1,850,836.909
	2004	$1.153408	$1.237538	1,356,256.244
	2003	$1.000000	$1.153408	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class	2012	$1.414746	$1.558709	240,111.717
Subaccount Inception Date May 1, 2002	2011	$1.530148	$1.414746	260,999.898
	2010	$1.361319	$1.530148	674,959.724
	2009	$1.071875	$1.361319	571,928.006
	2008	$1.814984	$1.071875	639,936.935
	2007	$1.721757	$1.814984	968,876.283
	2006	$1.523349	$1.721757	417,021.273
	2005	$1.388206	$1.523349	448,165.910
	2004	$1.243201	$1.388206	328,071.052
	2003	$1.000000	$1.243201	95,654.2614
TA Asset Allocation - Moderate - Service Class	2012	$1.471873	$1.574321	4,758,048.192
Subaccount Inception Date May 1, 2002	2011	$1.496877	$1.471873	7,910,917.190
	2010	$1.386267	$1.496877	10,241,192.532
	2009	$1.120464	$1.386267	10,411,653.390
	2008	$1.548620	$1.120464	8,773,987.536
	2007	$1.466346	$1.548620	7,458,806.412
	2006	$1.344798	$1.466346	4,967,505.784
	2005	$1.280332	$1.344798	4,256,241.523
	2004	$1.175252	$1.280332	3,295,751.671
	2003	$1.000000	$1.175252	273,648.3386
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.465576	$1.585737	5,652,130.815
Subaccount Inception Date May 1, 2002	2011	$1.529645	$1.465576	10,718,247.125
	2010	$1.388041	$1.529645	14,828,463.187
	2009	$1.107219	$1.388041	16,765,444.188
	2008	$1.683809	$1.107219	15,040,227.876
	2007	$1.596951	$1.683809	12,497,875.704
	2006	$1.434575	$1.596951	6,160,405.446
	2005	$1.333718	$1.434575	3,793,090.108
	2004	$1.202229	$1.333718	2,271,056.871
	2003	$1.000000	$1.202229	273,309.058
TA International Moderate Growth - Service Class	2012	$0.847472	$0.934481	1,176,675.501
Subaccount Inception Date May 1, 2006	2011	$0.934834	$0.847472	1,852,252.336
	2010	$0.864938	$0.934834	2,677,758.302
	2009	$0.682168	$0.864938	2,664,470.878
	2008	$1.092699	$0.682168	2,213,862.526
	2007	$1.027415	$1.092699	1,144,611.796
	2006	$1.000000	$1.027415	316,274.174
TA Barrow Hanley Dividend Focused - Service Class	2012	$1.506038	$1.645690	159,845.178
Subaccount Inception Date May 1, 2000	2011	$1.499261	$1.506038	251,742.450
	2010	$1.388309	$1.499261	135,582.715
	2009	$1.245302	$1.388309	73,186.888
	2008	$1.926592	$1.245302	35,167.296
	2007	$1.883431	$1.926592	28,786.687
	2006	$1.647225	$1.883431	27,427.111
	2005	$1.451699	$1.647225	2,403.215
	2004	$1.254934	$1.451699	0.000
	2003	$1.000000	$1.254934	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class	2012	$1.770920	$2.169653	38,233.178
Subaccount Inception Date May 1, 2002	2011	$1.921752	$1.770920	66,557.596
	2010	$1.700055	$1.921752	51,737.748
	2009	$1.303760	$1.700055	17,752.026
	2008	$2.312845	$1.303760	35,403.399
	2007	$2.534421	$2.312845	81,548.195
	2006	$1.821483	$2.534421	105,164.091
	2005	$1.641439	$1.821483	75,950.287
	2004	$1.263687	$1.641439	11,551.566
	2003	$1.000000	$1.263687	0.000
TA JPMorgan Enhanced Index - Service Class	2012	$1.321284	$1.503707	7,513.629
Subaccount Inception Date May 2, 1997	2011	$1.341301	$1.321284	7,821.188
	2010	$1.191179	$1.341301	3,993.082
	2009	$0.939564	$1.191179	1,031.675
	2008	$1.534022	$0.939564	0.000
	2007	$1.500317	$1.534022	0.000
	2006	$1.331059	$1.500317	0.000
	2005	$1.315537	$1.331059	0.000
	2004	$1.212127	$1.315537	0.000
	2003	$1.000000	$1.212127	0.000
TA Jennison Growth - Service Class	2012	$1.406351	$1.591079	47,471.835
Subaccount Inception Date November 18, 1996	2011	$1.445577	$1.406351	44,929.877
	2010	$1.316798	$1.445577	56,504.693
	2009	$0.954687	$1.316798	30,425.502
	2008	$1.548476	$0.954687	12,640.636
	2007	$1.419516	$1.548476	20,631.283
	2006	$1.425030	$1.419516	20,731.301
	2005	$1.280340	$1.425030	5,170.851
	2004	$1.199629	$1.280340	0.000
	2003	$1.000000	$1.199629	0.000
TA Morgan Stanley Capital Growth - Service Class	2012	$1.414403	$1.597346	14,693.788
Subaccount Inception Date May 1, 2000	2011	$1.534525	$1.414403	29,309.477
	2010	$1.231606	$1.534525	12,627.381
	2009	$0.984780	$1.231606	21,794.885
	2008	$1.582990	$0.984780	14,083.153
	2007	$1.602581	$1.582990	21,925.452
	2006	$1.381774	$1.602581	35,037.050
	2005	$1.357660	$1.381774	13,905.403
	2004	$1.271758	$1.357660	13,427.620
	2003	$1.000000	$1.271758	0.000
TA AEGON High Yield Bond - Service Class	2012	$1.482204	$1.701475	152,044.124
Subaccount Inception Date June 1, 1998	2011	$1.446171	$1.482204	227,263.178
	2010	$1.315063	$1.446171	144,904.080
	2009	$0.913370	$1.315063	72,182.379
	2008	$1.249994	$0.913370	73,551.527
	2007	$1.253484	$1.249994	91,893.524
	2006	$1.155773	$1.253484	98,376.949
	2005	$1.161377	$1.155773	105,621.614
	2004	$1.081853	$1.161377	39,551.668
	2003	$1.000000	$1.081853	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class	2012	$1.549329	$1.851021	10,302.148
Subaccount Inception Date May 1, 2001	2011	$1.760129	$1.549329	6,190.182
	2010	$1.627585	$1.760129	3,482.247
	2009	$1.255425	$1.627585	13,048.971
	2008	$1.986760	$1.255425	29,424.175
	2007	$1.861607	$1.986760	51,104.597
	2006	$1.544702	$1.861607	35,050.061
	2005	$1.401442	$1.544702	31,052.358
	2004	$1.251472	$1.401442	29,031.916
	2003	$1.000000	$1.251472	0.000
TA PIMCO Total Return - Service Class	2012	$1.313249	$1.381645	1,143,952.389
Subaccount Inception Date May 1, 2002	2011	$1.264241	$1.313249	1,299,130.000
	2010	$1.205885	$1.264241	1,221,105.752
	2009	$1.062622	$1.205885	781,038.096
	2008	$1.118307	$1.062622	303,187.884
	2007	$1.048482	$1.118307	252,126.854
	2006	$1.029279	$1.048482	109,517.518
	2005	$1.028898	$1.029279	124,569.220
	2004	$1.007067	$1.028898	89,463.100
	2003	$1.000000	$1.007067	11,359.889
TA T. Rowe Price Small Cap - Service Class	2012	$1.862762	$2.107490	55,876.958
Subaccount Inception Date May 1, 2000	2011	$1.871617	$1.862762	73,553.618
	2010	$1.424005	$1.871617	54,264.057
	2009	$1.050007	$1.424005	84,877.519
	2008	$1.684240	$1.050007	85,749.575
	2007	$1.572309	$1.684240	213,651.424
	2006	$1.551860	$1.572309	63,304.306
	2005	$1.433725	$1.551860	47,122.573
	2004	$1.328123	$1.433725	38,295.703
	2003	$1.000000	$1.328123	360.547
TA Efficient Markets - Service Class	2012	$1.264908	$1.391323	276,436.607
Subaccount Inception Date November 10, 2008	2011	$1.319059	$1.264908	184,343.981
	2010	$1.197245	$1.319059	176,100.731
	2009	$1.036128	$1.197245	25,040.087
	2008	$1.000000	$1.036128	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.502471	$1.655462	199,995.869
Subaccount Inception Date May 1, 2002	2011	$1.477040	$1.502471	233,342.416
	2010	$1.216116	$1.477040	211,459.991
	2009	$0.984952	$1.216116	394,601.103
	2008	$1.490120	$0.984952	343,129.753
	2007	$1.340751	$1.490120	537,207.828
	2006	$1.257570	$1.340751	340,061.459
	2005	$1.189960	$1.257570	513.073
	2004	$1.094745	$1.189960	519.424
	2003	$1.000000	$1.094745	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.378584	$1.429746	643,148.320
Subaccount Inception Date May 1, 2002	2011	$1.383060	$1.378584	537,145.610
	2010	$1.292440	$1.383060	240,393.582
	2009	$1.005059	$1.292440	31,207.477
	2008	$1.627346	$1.005059	51,709.268
	2007	$1.403407	$1.627346	93,803.686
	2006	$1.293626	$1.403407	97,474.588
	2005	$1.274297	$1.293626	43,169.053
	2004	$1.150373	$1.274297	30,089.345
	2003	$1.000000	$1.150373	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Growth - Service Class	2012	$1.363745	$1.508818	31,161.293
Subaccount Inception Date May 1, 2000	2011	$1.447850	$1.363745	51,300.048
	2010	$1.257040	$1.447850	35,400.143
	2009	$0.994743	$1.257040	25,461.426
	2008	$1.885253	$0.994743	66,844.824
	2007	$1.657273	$1.885253	252,181.559
	2006	$1.559602	$1.657273	219,114.821
	2005	$1.368016	$1.559602	49,226.919
	2004	$1.206930	$1.368016	15,570.411
	2003	$1.000000	$1.206930	0.000
TA AEGON Money Market - Service Class	2012	$0.977190	$0.957970	189,563.005
Subaccount Inception Date April 8, 1991	2011	$0.996632	$0.977190	673,707.215
	2010	$1.016514	$0.996632	654,619.853
	2009	$1.036718	$1.016514	440,000.123
	2008	$1.035117	$1.036718	689,876.446
	2007	$1.007888	$1.035117	725,045.434
	2006	$0.983994	$1.007888	97,114.581
	2005	$0.977921	$0.983994	22,976.369
	2004	$0.990061	$0.977921	12,016.136
	2003	$1.000000	$0.990061	65,642.141
TA Systematic Small Mid Cap Value - Service Class	2012	$1.120100	$1.274168	61,211.230
Subaccount Inception Date May 4, 1993	2011	$1.176077	$1.120100	108,742.008
	2010	$0.922394	$1.176077	82,095.728
	2009	$0.658398	$0.922394	13,148.568
	2008	$1.000000	$0.658398	22,246.732
TA AEGON U.S. Government Securities - Service Class	2012	$1.213163	$1.247108	114,907.730
Subaccount Inception Date May 13, 1994	2011	$1.153327	$1.213163	402,875.104
	2010	$1.128725	$1.153327	843,366.220
	2009	$1.104917	$1.128725	342,297.735
	2008	$1.049269	$1.104917	99,989.615
	2007	$1.011863	$1.049269	202,741.113
	2006	$1.001405	$1.011863	21,260.472
	2005	$1.001542	$1.001405	19,844.246
	2004	$0.992807	$1.001542	7,919.597
	2003	$1.000000	$0.992807	0.000
TA Vanguard ETF - Balanced - Service Class	2012	$1.005354	$1.068293	1,568,357.879
Subaccount Inception Date May 1, 2008	2011	$1.010594	$1.005354	1,373,782.909
	2010	$0.931235	$1.010594	1,041,894.057
	2009	$0.815125	$0.931235	745,788.996
	2008	$1.000000	$0.815125	86,011.220
TA Vanguard ETF - Growth - Service Class	2012	$0.932973	$1.020265	1,858,479.387
Subaccount Inception Date May 1, 2008	2011	$0.962507	$0.932973	1,874,366.485
	2010	$0.868778	$0.962507	1,536,145.686
	2009	$0.719388	$0.868778	1,109,171.392
	2008	$1.000000	$0.719388	10,671.119

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class	2012	$1.476982	$1.685868	26,349.115
Subaccount Inception Date April 8, 1991	2011	$1.763333	$1.476982	61,712.612
	2010	$1.662230	$1.763333	55,787.727
	2009	$0.719388	$1.662230	55,234.420
	2008	$2.257740	$1.349067	95,776.742
	2007	$1.997959	$2.257740	141,778.308
	2006	$1.654255	$1.997959	89,486.423
	2005	$1.485104	$1.654255	14,600.111
	2004	$1.309149	$1.485104	433.800
	2003	$1.000000	$1.309149	0.000
TA BNP Paribas Large Cap Growth - Service Class	2012	$1.400171	$1.603525	7,097.056
Subaccount Inception Date April 8, 1991	2011	$1.465249	$1.400171	7,085.373
	2010	$1.257249	$1.465249	9,074.441
	2009	$0.883883	$1.257249	1,863.936
	2008	$1.560058	$0.883883	0.000
	2007	$1.460796	$1.560058	0.000
	2006	$1.353720	$1.460796	10,997.222
	2005	$1.265299	$1.353720	5,987.913
	2004	$1.146984	$1.265299	6,032.182
	2003	$1.000000	$1.146984	6,078.983
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.658628	$1.768610	64,195.169
Subaccount Inception Date May 1, 2001	2011	$1.817472	$1.658628	74,662.312
	2010	$1.387778	$1.817472	76,626.513
	2009	$0.884047	$1.387778	15,674.903
	2008	$1.683721	$0.884047	0.000
	2007	$1.405104	$1.683721	0.000
	2006	$1.307712	$1.405104	0.000
	2005	$1.242906	$1.307712	0.000
	2004	$1.185820	$1.242906	0.000
	2003	$1.000000	$1.185820	0.000
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.213163	$1.247108	97,861.531
Subaccount Inception Date November 3, 2003	2011	$1.153327	$1.213163	470,400.071
	2010	$1.128725	$1.153327	1,266,155.447
	2009	$1.104917	$1.128725	2,669,122.258
	2008	$1.049269	$1.104917	4,179,744.731
	2007	$1.011863	$1.049269	202,741.113
	2006	$1.001405	$1.011863	0.000
	2005	$1.001542	$1.001405	0.000
	2004	$0.992807	$1.001542	0.000
	2003	$1.000000	$0.992807	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$1.078055	$1.243394	4,671.249
Subaccount Inception Date May 1, 2002	2011	$1.138226	$1.078055	4,724.648
	2010	$1.085592	$1.138226	4,774.941
	2009	$0.749502	$1.085592	2,076.068
	2008	$1.589682	$0.749502	0.000
	2007	$1.599838	$1.589682	0.000
	2006	$1.444778	$1.599838	0.000
	2005	$1.397721	$1.444778	0.000
	2004	$1.286328	$1.397721	0.000
	2003	$1.000000	$1.286328	0.000
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.960163	5,887.222

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.262014	$1.399856	337,480.036
Subaccount Inception Date November 10, 2008	2011	$1.330376	$1.262014	363,877.726
	2010	$1.232706	$1.330376	262,294.333
	2009	$1.012300	$1.232706	103,789.700
	2008	$1.000000	$1.012300	932.953
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.274754	$1.465123	26,251.684
Subaccount Inception Date May 1, 2001	2011	$1.225782	$1.274754	59,933.524
	2010	$1.108421	$1.225782	34,694.280
	2009	$0.939422	$1.108421	6,670.364
	2008	$1.615870	$0.939422	4,952.112
	2007	$1.571957	$1.615870	53,556.815
	2006	$1.370533	$1.571957	5,080.977
	2005	$1.336441	$1.370533	266.838
	2004	$1.225691	$1.336441	0.000
	2003	$1.000000	$1.225691	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$1.198015	$1.370558	53,364.972
Subaccount Inception Date May 1, 2001	2011	$1.269578	$1.198015	53,883.428
	2010	$1.179043	$1.269578	55,482.337
	2009	$0.877151	$1.179043	9,740.951
	2008	$1.486858	$0.877151	0.000
	2007	$1.335013	$1.486858	0.000
	2006	$1.370428	$1.335013	12,264.143
	2005	$1.217098	$1.370428	11,197.582
	2004	$1.145885	$1.217098	11,326.692
	2003	$1.000000	$1.145885	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.979368	$1.102363	267,630.442
Subaccount Inception Date May 1, 2008	2011	$1.038655	$0.979368	326,248.227
	2010	$0.899667	$1.038655	330,382.780
	2009	$0.663418	$0.899667	121,447.343
	2008	$1.000000	$0.663418	63,732.858
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2012	$1.633434	$1.859698	96,861.049
Subaccount Inception Date May 1, 2000	2011	$1.713753	$1.633434	131,111.092
	2010	$1.494952	$1.713753	129,326.667
	2009	$1.125627	$1.494952	150,157.435
	2008	$2.003619	$1.125627	193,967.624
	2007	$1.742412	$2.003619	418,368.394
	2006	$1.594841	$1.742412	248,446.029
	2005	$1.394496	$1.594841	112,917.607
	2004	$1.235210	$1.394496	39,995.645
	2003	$1.000000	$1.235210	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.311282	$1.504685	40,041.672
Subaccount Inception Date May 1, 2000	2011	$1.328759	$1.311282	44,423.073
	2010	$1.179385	$1.328759	12,435.034
	2009	$0.926193	$1.179385	1,696.004
	2008	$1.652131	$0.926193	5,957.083
	2007	$1.664181	$1.652131	21,568.634
	2006	$1.415316	$1.664181	24,024.770
	2005	$1.367371	$1.415316	9,073.048
	2004	$1.253935	$1.367371	6,954.300
	2003	$1.000000	$1.253935	2,856.771

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2012	$1.298500	$1.456242	69,646.166
Subaccount Inception Date May 1, 2001	2011	$1.324847	$1.298500	82,426.511
	2010	$1.090989	$1.324847	40,757.537
	2009	$0.869615	$1.090989	21,798.944
	2008	$1.683580	$0.869615	0.000
	2007	$1.355936	$1.683580	7,589.924
	2006	$1.297697	$1.355936	11,283.036
	2005	$1.254545	$1.297697	11,196.027
	2004	$1.240965	$1.254545	8,759.400
	2003	$1.000000	$1.240965	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.185936	$2.454908	26,429.487
Subaccount Inception Date May 1, 2000	2011	$2.501006	$2.185936	29,397.521
	2010	$1.984089	$2.501006	37,549.773
	2009	$1.448116	$1.984089	78,368.166
	2008	$2.445989	$1.448116	110,754.524
	2007	$2.163353	$2.445989	284,451.598
	2006	$1.963029	$2.163353	291,199.226
	2005	$1.696510	$1.963029	157,241.522
	2004	$1.388232	$1.696510	64,284.570
	2003	$1.000000	$1.388232	2,641.602
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.577656	$1.965138	29,712.031
Subaccount Inception Date May 1, 2002	2011	$1.769039	$1.577656	71,985.119
	2010	$1.428212	$1.769039	38,941.226
	2009	$0.926986	$1.428212	27,653.352
	2008	$1.941190	$0.926986	52,448.936
	2007	$1.878038	$1.941190	134,498.950
	2006	$1.651177	$1.878038	110,679.856
	2005	$1.644209	$1.651177	40,935.806
	2004	$1.473285	$1.644209	12,694.327
	2003	$1.000000	$1.473285	327.955
Franklin Income Securities Fund - Class 2	2012	$0.982521	$1.085023	532,452.950
Subaccount Inception Date May 1, 2007	2011	$0.978794	$0.982521	613,275.675
	2010	$0.886076	$0.978794	296,664.630
	2009	$0.666535	$0.886076	149,924.450
	2008	$0.966569	$0.666535	1,152.458
	2007	$1.000000	$0.966569	0.000
Mutual Shares Securities Fund - Class 2	2012	$0.774108	$0.866941	49,378.036
Subaccount Inception Date May 1, 2007	2011	$0.797876	$0.774108	102,618.677
	2010	$0.731897	$0.797876	72,672.068
	2009	$0.592261	$0.731897	32,958.212
	2008	$0.960642	$0.592261	4,481.483
	2007	$1.000000	$0.960642	13,296.099
Templeton Foreign Securities Fund - Class 2	2012	$0.778682	$0.902519	81,311.822
Subaccount Inception Date May 1, 2007	2011	$0.888745	$0.778682	187,795.451
	2010	$0.836210	$0.888745	130,600.395
	2009	$0.622392	$0.836210	8,344.313
	2008	$1.064874	$0.622392	0.000
	2007	$1.000000	$1.064874	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.309051	$1.475758	332,353.663
Subaccount Inception Date November 10, 2008	2011	$1.359873	$1.309051	367,376.766
	2010	$1.260066	$1.359873	363,672.028
	2009	$0.989628	$1.260066	314,913.565
	2008	$1.000000	$0.989628	1,455.875

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.991619	$2.284024	0.000
Subaccount Inception Date October 9, 2000	2011	$2.065498	$1.991619	10,097.410
	2010	$1.678444	$2.065498	10,854.543
	2009	$1.185241	$1.678444	10,954.259
	2008	$2.153572	$1.185241	13,050.607
	2007	$1.804538	$2.153572	2,069.879
	2006	$1.624397	$1.804538	2,069.879
	2005	$1.478910	$1.624397	6,470.850
	2004	$1.252179	$1.478910	0.000
	2003	$1.000000	$1.252179	0.000
Janus Aspen – Global Research Portfolio – Service Shares	2012	$1.131125	$1.329046	35,966.172
Subaccount Inception Date October 9, 2000	2011	$1.341342	$1.131125	48,347.721
	2010	$1.184350	$1.341342	41,651.846
	2009	$0.879183	$1.184350	23,411.310
	2008	$1.624967	$0.879183	0.000
	2007	$1.515715	$1.624967	1,884.003
	2006	$1.310830	$1.515715	3,560.756
	2005	$1.266456	$1.310830	3,678.815
	2004	$1.235897	$1.266456	3,082.499
	2003	$1.000000	$1.235897	0.000
MFS ® New Discovery Series – Service Class	2012	$1.672619	$1.982307	50,833.855
Subaccount Inception Date May 1, 2002	2011	$1.906034	$1.672619	68,182.373
	2010	$1.430124	$1.906034	66,643.664
	2009	$0.895355	$1.430124	22,807.141
	2008	$1.510170	$0.895355	28,093.690
	2007	$1.506637	$1.510170	9,876.856
	2006	$1.360745	$1.506637	7,186.778
	2005	$1.321391	$1.360745	8,008.491
	2004	$1.269099	$1.321391	2,932.684
	2003	$1.000000	$1.269099	0.00
MFS ® Total Return Series – Service Class	2012	$1.287179	$1.399786	51,111.958
Subaccount Inception Date May 1, 2002	2011	$1.292390	$1.287179	92,054.707
	2010	$1.202404	$1.292390	79,233.535
	2009	$1.041800	$1.202404	48,365.398
	2008	$1.368091	$1.041800	57,928.128
	2007	$1.342760	$1.368091	122,456.521
	2006	$1.226918	$1.342760	73,379.407
	2005	$1.219711	$1.226918	73,922.312
	2004	$1.120598	$1.219711	30,699.846
	2003	$1.000000	$1.120598	6,228.415
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.097305	$1.246157	363,634.860
Subaccount Inception Date November 19, 2009	2011	$1.108122	$1.097305	399,555.105
	2010	$1.007586	$1.108122	410,170.933
	2009	$0.989768	$1.007586	9,853.129
American Funds - Bond Fund - Class 2(4)	2012	$1.072026	$1.104093	311,630.059
Subaccount Inception Date November 19, 2009	2011	$1.033538	$1.072026	271,435.858
	2010	$0.993302	$1.033538	178,316.348
	2009	$1.000889	$0.993302	11,523.364
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.053486	$1.209692	18,383.823
Subaccount Inception Date November 19, 2009	2011	$1.097757	$1.053486	7,905.858
	2010	$1.007829	$1.097757	7,951.527
	2009	$0.986792	$1.007829	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth Fund - Class 2(4)	2012	$1.088270	$1.253982	46,852.151
Subaccount Inception Date November 19, 2009	2011	$1.162985	$1.088270	41,038.620
	2010	$1.002444	$1.162985	45,743.723
	2009	$0.986471	$1.002444	0.000
American Funds - International Fund - Class 2(4)	2012	$0.863939	$0.995631	19,754.492
Subaccount Inception Date November 19, 2009	2011	$1.027239	$0.863939	6,666.278
	2010	$0.979961	$1.027239	6,674.627
	2009	$0.982902	$0.979961	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.017960	$1.117951	266,864.001
Subaccount Inception Date November 19, 2009	2011	$1.073573	$1.017960	267,891.252
	2010	$1.003223	$1.073573	396,458.000
	2009	$0.988800	$1.003223	0.000
TA BlackRock Global Allocation - Service Class(1)	2012	$1.214619	$1.308202	2,910,738.710
Subaccount Inception Date May 1, 2009	2011	$1.289421	$1.214619	3,124,429.550
	2010	$1.199247	$1.289421	2,480,620.015
	2009	$1.000000	$1.199247	658,412.645
TA BlackRock Tactical Allocation - Service Class	2012	$1.334505	$1.439207	908,159.310
Subaccount Inception Date May 1, 2009	2011	$1.312019	$1.334505	807,395.544
	2010	$1.202998	$1.312019	670,712.869
	2009	$1.000000	$1.202998	328,853.904
TA Janus Balanced - Service Class	2012	$0.870855	$0.960410	210,629.999
Subaccount Inception Date November 19, 2009	2011	$0.995916	$0.870855	226,873.650
	2010	$0.985270	$0.995916	77,935.096
	2009	$0.986561	$0.985270	0.000
TA PIMCO Tactical - Balanced - Service Class	2012	$0.914306	$0.905090	60,680.872
Subaccount Inception Date November 19, 2009	2011	$0.965451	$0.914306	43,547.220
	2010	$1.020080	$0.965451	107,850.937
	2009	$0.998149	$1.020080	0.000
TA PIMCO Tactical - Conservative - Service Class	2012	$0.889689	$0.885453	56,243.223
Subaccount Inception Date November 19, 2009	2011	$0.980601	$0.889689	36,164.268
	2010	$1.021832	$0.980601	36,364.276
	2009	$0.997255	$1.021832	0.000
TA PIMCO Tactical - Growth - Service Class	2012	$0.861075	$0.849935	320,940.319
Subaccount Inception Date November 19, 2009	2011	$0.993687	$0.861075	318,160.921
	2010	$1.020750	$0.993687	36,488.976
	2009	$0.996387	$1.020750	0.000
TA Hanlon Income - Service Class	2012	$0.993605	$1.007808	602,633.426
Subaccount Inception Date November 19, 2009	2011	$0.984590	$0.993605	974,620.558
	2010	$1.003102	$0.984590	247,281.515
	2009	$0.999946	$1.003102	0.000
TA Vanguard ETF - Aggressive Growth - Service Class	2012	$1.081538	$1.235883	8,322.825
Subaccount Inception Date November 19, 2009	2011	$1.148129	$1.081538	0.000
	2010	$1.023612	$1.148129	17,433.569
	2009	$0.999946	$1.023612	0.000
TA Vanguard ETF - Conservative - Service Class	2012	$1.082666	$1.131562	318,493.940
Subaccount Inception Date November 19, 2009	2011	$1.070290	$1.082666	271,658.618
	2010	$0.997673	$1.070290	98,792.989
	2009	$0.999946	$0.997673	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class	2012	$1.235895	$1.456707	33,107.219
Subaccount Inception Date November 19, 2009	2011	$1.239127	$1.235895	32,000.419
	2010	$1.029054	$1.239127	32,439.522
	2009	$0.985145	$1.029054	0.000
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.315837	$0.218481	1,565,761.524
Subaccount Inception Date May 1, 2009	2011	$0.402430	$0.315837	1,916,113.534
	2010	$0.560486	$0.402430	65,291.723
	2009	$1.000000	$0.560486	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.957342	$1.016336	262,358.929
Subaccount inception date May 2, 2011	2011	$1.000000	$0.957342	2,487.550
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.977077	$1.022771	466,643.895
Subaccount inception date May 2, 2011	2011	$1.000000	$0.977077	401,437.383
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.916867	$0.997255	1,469,688.704
Subaccount inception date May 2, 2011	2011	$1.000000	$0.916867	417,167.608
TA JPMorgan Core Bond - Service Class	2012	$1.040550	$1.068543	151,637.916
Subaccount inception date May 2, 2011	2011	$1.000000	$1.040550	99,455.338
TA JPMorgan Tactical Allocation - Service Class	2012	$0.991877	$1.044944	134,769.415
Subaccount inception date May 2, 2011	2011	$1.000000	$0.991877	21,032.357
TA PIMCO Real Return TIPS - Service Class	2012	$1.062964	$1.107636	56,851.024
Subaccount inception date May 2, 2011	2011	$1.000000	$1.062964	21,784.880
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.005607	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.000675	15,144.491
TA Market Participation Strategy - Service Class
Subaccount inception date September 17, 2012	2012	$1.000000	$0.988353	30,575.853

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.284960	$1.350946	4,565,660.711
Subaccount Inception Date May 1, 2002	2011	$1.279792	$1.284960	4,531,924.403
	2010	$1.200247	$1.279792	7,634,315.262
	2009	$0.979668	$1.200247	7,265,720.730
	2008	$1.000000	$0.979668	522,076.495
TA Asset Allocation - Moderate - Service Class	2012	$1.300858	$1.392087	5,020,553.742
Subaccount Inception Date May 1, 2002	2011	$1.322304	$1.300858	5,044,233.756
	2010	$1.223994	$1.322304	5,880,502.101
	2009	$0.988819	$1.223994	4,773,636.635
	2008	$1.000000	$0.988819	1,871,420.498
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.274183	$1.379332	12,108,241.881
Subaccount Inception Date May 1, 2002	2011	$1.329232	$1.274183	12,494,384.021
	2010	$1.205589	$1.329232	12,533,182.919
	2009	$0.961203	$1.205589	12,694,729.758
	2008	$1.000000	$0.961203	4,923,313.979
TA International Moderate Growth - Service Class	2012	$0.849823	$0.937530	3,099,201.833
Subaccount Inception Date May 1, 2006	2011	$0.936974	$0.849823	3,032,767.855
	2010	$0.866493	$0.936974	3,902,098.203
	2009	$0.683054	$0.866493	3,614,617.022
	2008	$1.000000	$0.683054	2,465,855.611

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class	2012	$1.326819	$1.396607	3,693,534.504
Subaccount Inception Date May 1, 2002	2011	$1.276669	$1.326819	3,256,912.149
	2010	$1.217156	$1.276669	3,452,836.914
	2009	$1.072024	$1.217156	3,589,127.295
	2008	$1.000000	$1.072024	296,881.763
TA Efficient Markets - Service Class	2012	$1.266873	$1.394176	687,402.649
Subaccount Inception Date November 10, 2008	2011	$1.320461	$1.266873	593,278.851
	2010	$1.197925	$1.320461	2,020,588.339
	2009	$1.036202	$1.197925	2,109,539.233
	2008	$1.000000	$1.036202	7,874.161
TA Multi-Managed Balanced - Service Class	2012	$1.420983	$1.566437	1,610,887.296
Subaccount Inception Date May 1, 2002	2011	$1.396253	$1.420983	1,697,975.902
	2010	$1.149041	$1.396253	461,605.110
	2009	$0.930174	$1.149041	337,708.225
	2008	$1.000000	$0.930174	84,232.137
TA AEGON Money Market - Service Class	2012	$0.988547	$0.969581	4,933,920.653
Subaccount Inception Date April 8, 1991	2011	$1.007723	$0.988547	5,195,940.992
	2010	$1.027323	$1.007723	1,356,986.669
	2009	$1.047238	$1.027323	1,578,466.270
	2008	$1.000000	$1.047238	76,986.129
TA Systematic Small Mid Cap Value - Service Class	2012	$1.122275	$1.277274	0.000
Subaccount Inception Date May 4, 1993	2011	$1.177784	$1.122275	0.000
	2010	$0.923285	$1.177784	0.000
	2009	$0.658706	$0.923285	0.000
	2008	$1.000000	$0.658706	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.238666	$1.273956	748,938.476
Subaccount Inception Date May 13, 1994	2011	$1.177000	$1.238666	540,491.937
	2010	$1.151322	$1.177000	561,137.240
	2009	$1.126486	$1.151322	974,277.080
	2008	$1.000000	$1.126486	236,577.112
TA Vanguard ETF - Balanced - Service Class	2012	$1.007162	$1.070743	4,182,466.850
Subaccount Inception Date May 1, 2008	2011	$1.011917	$1.007162	4,413,619.976
	2010	$0.931999	$1.011917	4,452,796.220
	2009	$0.815389	$0.931999	4,772,916.670
	2008	$1.000000	$0.815389	425,537.926
TA Vanguard ETF - Growth - Service Class	2012	$0.934661	$1.022629	5,083,575.292
Subaccount Inception Date May 1, 2008	2011	$0.963772	$0.934661	4,933,724.532
	2010	$0.869488	$0.963772	4,716,494.561
	2009	$0.719630	$0.869488	5,522,508.291
	2008	$1.000000	$0.719630	1,675,897.112
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.263956	$1.402702	1,136,419.390
Subaccount Inception Date November 10, 2008	2011	$1.331774	$1.263956	1,104,510.991
	2010	$1.233390	$1.331774	1,074,224.979
	2009	$1.012367	$1.233390	1,104,617.535
	2008	$1.000000	$1.012367	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.981128	$1.104879	1,100,727.743
Subaccount Inception Date May 1, 2008	2011	$1.040017	$0.981128	869,676.670
	2010	$0.900399	$1.040017	852,116.283
	2009	$0.663638	$0.900399	758,998.175
	2008	$1.000000	$0.663638	156,172.456

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.311076	$1.478775	1,631,267.011
Subaccount Inception Date November 10, 2008	2011	$1.361314	$1.311076	1,640,785.303
	2010	$1.260784	$1.361314	1,675,339.612
	2009	$0.989698	$1.260784	1,649,520.594
	2008	$1.000000	$0.989698	39,801.954
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.098433	$1.248049	615,852.079
Subaccount Inception Date November 19, 2009	2011	$1.108724	$1.098433	303,630.852
	2010	$1.007640	$1.108724	100,194.465
	2009	$0.989770	$1.007640	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.073163	$1.105809	512,560.812
Subaccount Inception Date November 19, 2009	2011	$1.034117	$1.073163	250,261.730
	2010	$0.993361	$1.034117	162,654.183
	2009	$1.000891	$0.993361	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.019006	$1.119656	10,468.530
Subaccount Inception Date November 19, 2009	2011	$1.074161	$1.019006	17,591.812
	2010	$1.003281	$1.074161	25,512.853
	2009	$0.988801	$1.003281	0.000
TA Vanguard ETF - Conservative - Service Class	2012	$1.083783	$1.133279	6,758.802
Subaccount Inception Date November 19, 2009	2011	$1.070874	$1.083783	148,325.817
	2010	$0.997727	$1.070874	284,588.732
	2009	$0.999947	$0.997727	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.227163	$1.273324	377,051.307
Subaccount Inception Date August 16, 2010	2011	$1.230558	$1.227163	415,622.009
	2010	$1.000000	$1.230558	276,950.883
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.977398	$1.023603	230,370.048
Subaccount inception date May 2, 2011	2011	$1.000000	$0.977398	223,939.067
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.005932	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.000988	0.000
TA Market Participation Strategy - Service Class
Subaccount inception date September 17, 2012	2012	$1.000000	$0.988494	0.000

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.456240	$1.533280	17,064,243.015
Subaccount Inception Date May 1, 2002	2011	$1.448252	$1.456240	22,765,336.265
	2010	$1.356226	$1.448252	27,849,732.178
	2009	$1.105362	$1.356226	25,050,219.818
	2008	$1.431771	$1.105362	19,983,975.061
	2007	$1.373273	$1.431771	8,430,309.096
	2006	$1.280824	$1.373273	4,201,329.790
	2005	$1.241621	$1.280824	3,471,185.059
	2004	$1.154926	$1.241621	2,484,071.437
	2003	$1.000000	$1.154926	1,161,758.453

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class	2012	$1.439076	$1.588650	2,578,297.819
Subaccount Inception Date May 1, 2002	2011	$1.553408	$1.439076	2,515,733.981
	2010	$1.379306	$1.553408	3,121,189.765
	2009	$1.083908	$1.379306	3,475,662.838
	2008	$1.831726	$1.083908	3,975,459.491
	2007	$1.734202	$1.831726	6,574,031.499
	2006	$1.531359	$1.734202	5,743,499.435
	2005	$1.392775	$1.531359	5,276,494.752
	2004	$1.244833	$1.392775	3,248,179.788
	2003	$1.000000	$1.244833	1,271,216.858
TA Asset Allocation - Moderate - Service Class	2012	$1.497127	$1.604492	21,613,231.968
Subaccount Inception Date May 1, 2002	2011	$1.519577	$1.497127	31,724,075.074
	2010	$1.404545	$1.519577	36,520,423.233
	2009	$1.133012	$1.404545	38,045,011.423
	2008	$1.562871	$1.133012	38,012,813.202
	2007	$1.476927	$1.562871	30,530,354.879
	2006	$1.351853	$1.476927	20,254,895.561
	2005	$1.284535	$1.351853	15,058,062.625
	2004	$1.176789	$1.284535	9,673,938.990
	2003	$1.000000	$1.176789	2,053,541.301
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.490698	$1.616089	16,916,868.320
Subaccount Inception Date May 1, 2002	2011	$1.552816	$1.490698	35,285,125.285
	2010	$1.406322	$1.552816	49,222,170.615
	2009	$1.119595	$1.406322	53,086,963.265
	2008	$1.699284	$1.119595	49,392,190.397
	2007	$1.608453	$1.699284	36,470,122.112
	2006	$1.442088	$1.608453	20,211,992.478
	2005	$1.338083	$1.442088	11,277,470.513
	2004	$1.203797	$1.338083	7,122,718.076
	2003	$1.000000	$1.203797	2,212,321.681
TA International Moderate Growth - Service Class	2012	$0.856962	$0.946795	5,562,154.106
Subaccount Inception Date May 1, 2006	2011	$0.943458	$0.856962	10,145,713.693
	2010	$0.871200	$0.943458	14,030,029.809
	2009	$0.685764	$0.871200	12,870,949.721
	2008	$1.096293	$0.685764	10,452,253.442
	2007	$1.028754	$1.096293	8,177,409.530
	2006	$1.000000	$1.028754	1,177,141.649
TA Barrow Hanley Dividend Focused - Service Class	2012	$1.531880	$1.677234	1,381,600.694
Subaccount Inception Date May 1, 2000	2011	$1.522005	$1.531880	1,341,200.392
	2010	$1.406606	$1.522005	1,412,709.355
	2009	$1.259233	$1.406606	1,408,848.979
	2008	$1.944314	$1.259233	493,588.968
	2007	$1.897007	$1.944314	210,247.623
	2006	$1.655859	$1.897007	312,947.144
	2005	$1.456462	$1.655859	175,854.398
	2004	$1.256578	$1.456462	96,811.038
	2003	$1.000000	$1.256578	34,886.867

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class	2012	$1.801333	$2.211273	419,988.877
Subaccount Inception Date May 1, 2002	2011	$1.950932	$1.801333	505,590.630
	2010	$1.722493	$1.950932	370,794.705
	2009	$1.318381	$1.722493	526,283.600
	2008	$2.334170	$1.318381	770,623.810
	2007	$2.552750	$2.334170	1,239,076.271
	2006	$1.831065	$2.552750	1,051,024.317
	2005	$1.646832	$1.831065	653,210.291
	2004	$1.265349	$1.646832	161.483.910
	2003	$1.000000	$1.265349	30,587.710
TA JPMorgan Enhanced Index - Service Class	2012	$1.343951	$1.532527	44,253.864
Subaccount Inception Date May 2, 1997	2011	$1.361635	$1.343951	46,347.639
	2010	$1.206866	$1.361635	60,922.227
	2009	$0.950074	$1.206866	44,837.725
	2008	$1.548137	$0.950074	48,338.859
	2007	$1.511147	$1.548137	57,243.983
	2006	$1.338044	$1.511147	152,401.669
	2005	$1.319853	$1.338044	29,498.661
	2004	$1.213714	$1.319853	35,161.825
	2003	$1.000000	$1.213714	30,595.631
TA Jennison Growth - Service Class	2012	$1.430495	$1.621594	214,273.479
Subaccount Inception Date November 18, 1996	2011	$1.467518	$1.430495	290,656.021
	2010	$1.334166	$1.467518	430,835.717
	2009	$0.965373	$1.334166	81,411.224
	2008	$1.562727	$0.965373	16,567.431
	2007	$1.429758	$1.562727	54,100.707
	2006	$1.432514	$1.429758	7,902.228
	2005	$1.284548	$1.432514	3,097.344
	2004	$1.201203	$1.284548	12,658.774
	2003	$1.000000	$1.201203	0.00
TA Morgan Stanley Capital Growth - Service Class	2012	$1.438676	$1.627962	372,525.168
Subaccount Inception Date May 1, 2000	2011	$1.557811	$1.438676	393,381.648
	2010	$1.247848	$1.557811	105,472.364
	2009	$0.995802	$1.247848	64,446.336
	2008	$1.597549	$0.995802	54,310.491
	2007	$1.614131	$1.597549	138,333.703
	2006	$1.389017	$1.614131	180,872.045
	2005	$1.362113	$1.389017	79,857.662
	2004	$1.273418	$1.362113	62,741.794
	2003	$1.000000	$1.273418	18,665.923
TA AEGON High Yield Bond - Service Class	2012	$1.507691	$1.734128	983,941.103
Subaccount Inception Date June 1, 1998	2011	$1.468157	$1.507691	956,590.350
	2010	$1.332433	$1.468157	479,711.133
	2009	$0.923616	$1.332433	282,045.323
	2008	$1.261535	$0.923616	157,018.399
	2007	$1.262547	$1.261535	354,278.516
	2006	$1.161857	$1.262547	465,667.170
	2005	$1.165192	$1.161857	554,304.158
	2004	$1.083263	$1.165192	732,806.472
	2003	$1.000000	$1.083263	127,714.499

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class	2012	$1.575925	$1.886504	136,885.422
Subaccount Inception Date May 1, 2001	2011	$1.786830	$1.575925	164,719.396
	2010	$1.649029	$1.786830	112,469.933
	2009	$1.269470	$1.649029	160,577.658
	2008	$2.005032	$1.269470	270,001.929
	2007	$1.875035	$2.005032	344,751.751
	2006	$1.552796	$1.875035	485,839.344
	2005	$1.406046	$1.552796	289,841.350
	2004	$1.253116	$1.406046	175,059.445
	2003	$1.000000	$1.253116	24,994.099
TA PIMCO Total Return - Service Class	2012	$1.335805	$1.408160	12,098,292.395
Subaccount Inception Date May 1, 2002	2011	$1.283433	$1.335805	12,805,473.224
	2010	$1.221804	$1.283433	14,947,526.431
	2009	$1.074549	$1.221804	6,615,969.946
	2008	$1.128642	$1.074549	2,416,261.045
	2007	$1.056081	$1.128642	1,442,380.267
	2006	$1.034705	$1.056081	1,424,342.023
	2005	$1.032300	$1.034705	1,589,374.781
	2004	$1.008398	$1.032300	883,385.993
	2003	$1.000000	$1.008398	177,762.406
TA T. Rowe Price Small Cap - Service Class	2012	$1.894745	$2.147901	352,511.511
Subaccount Inception Date May 1, 2000	2011	$1.900032	$1.894745	344,820.304
	2010	$1.442802	$1.900032	555,344.153
	2009	$1.061784	$1.442802	702,990.799
	2008	$1.699765	$1.061784	918,792.952
	2007	$1.583665	$1.699765	1,479,827.781
	2006	$1.559996	$1.583665	1,545,624.528
	2005	$1.438430	$1.559996	644,556.707
	2004	$1.329865	$1.438430	210,983.852
	2003	$1.000000	$1.329865	46,760.198
TA Efficient Markets - Service Class	2012	$1.272722	$1.402676	682,799.332
Subaccount Inception Date November 10, 2008	2011	$1.324610	$1.272722	655,530.049
	2010	$1.199928	$1.324610	360,029.608
	2009	$1.036413	$1.199928	137,640.500
	2008	$1.000000	$1.036413	2,006.979
TA Multi-Managed Balanced - Service Class	2012	$1.528234	$1.687164	1,394,998.932
Subaccount Inception Date May 1, 2002	2011	$1.499432	$1.528234	1,641,786.814
	2010	$1.232127	$1.499432	1,604,784.231
	2009	$0.995965	$1.232127	1,016,051.229
	2008	$1.503827	$0.995965	419,109.006
	2007	$1.350408	$1.503827	294,460.838
	2006	$1.264158	$1.350408	254,150.586
	2005	$1.193854	$1.264158	228,570.424
	2004	$1.096176	$1.193854	124,673.849
	2003	$1.000000	$1.096176	46,064.903
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.402252	$1.457166	2,264,294.880
Subaccount Inception Date May 1, 2002	2011	$1.404061	$1.402252	1,954,715.330
	2010	$1.309501	$1.404061	548,884.514
	2009	$1.016333	$1.309501	470,782.112
	2008	$1.642351	$1.016333	594,031.997
	2007	$1.413552	$1.642351	380,274.509
	2006	$1.300420	$1.413552	474,348.586
	2005	$1.278480	$1.300420	267,220.031
	2004	$1.151882	$1.278480	246,854.055
	2003	$1.000000	$1.151882	20,784.065

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Growth - Service Class	2012	$1.387204	$1.537808	934,853.609
Subaccount Inception Date May 1, 2000	2011	$1.469877	$1.387204	1,029,006.964
	2010	$1.273661	$1.469877	266,480.531
	2009	$1.005909	$1.273661	778,558.995
	2008	$1.902647	$1.005909	1,297,217.583
	2007	$1.669256	$1.902647	1,771,350.618
	2006	$1.567795	$1.669256	1,770,893.369
	2005	$1.372516	$1.567795	709,148.560
	2004	$1.208512	$1.372516	313,898.482
	2003	$1.000000	$1.208512	34,498.553
TA AEGON Money Market - Service Class	2012	$0.993936	$0.976319	4,439,245.368
Subaccount Inception Date April 8, 1991	2011	$1.011740	$0.993936	4,437,086.589
	2010	$1.029906	$1.011740	4,725,145.095
	2009	$1.048328	$1.029906	3,667,996.341
	2008	$1.044644	$1.048328	4,503,465.175
	2007	$1.015159	$1.044644	2,117,381.455
	2006	$0.989153	$1.015159	1,943,223.199
	2005	$0.981125	$0.989153	1,538,905.247
	2004	$0.991361	$0.981125	292,895.105
	2003	$1.000000	$0.991361	120,689.803
TA Systematic Small Mid Cap Value - Service Class	2012	$1.128808	$1.286608	262,942.967
Subaccount Inception Date May 4, 1993	2011	$1.182908	$1.128808	189,132.796
	2010	$0.925936	$1.182908	159,205.504
	2009	$0.659621	$0.925936	22,599.376
	2008	$1.000000	$0.659621	37,033.117
TA AEGON U.S. Government Securities - Service Class	2012	$1.233998	$1.271027	8,914,863.918
Subaccount Inception Date May 13, 1994	2011	$1.170842	$1.233998	9,682,973.249
	2010	$1.143620	$1.170842	5,834,519.964
	2009	$1.117307	$1.143620	3,239,390.262
	2008	$1.058956	$1.117307	1,066,509.394
	2007	$1.019177	$1.058956	425,841.141
	2006	$1.006674	$1.019177	776,414.988
	2005	$1.004835	$1.006674	223,533.195
	2004	$0.994114	$1.004835	140,622.667
	2003	$1.000000	$0.994114	31,745.757
TA Vanguard ETF - Balanced - Service Class	2012	$1.012608	$1.078133	8,487,502.316
Subaccount Inception Date May 1, 2008	2011	$1.015898	$1.012608	7,728,505.730
	2010	$0.934286	$1.015898	5,012,986.656
	2009	$0.816191	$0.934286	1,804,911.954
	2008	$1.000000	$0.816191	611,706.976
TA Vanguard ETF - Growth - Service Class	2012	$0.939702	$1.029644	6,526,640.077
Subaccount Inception Date May 1, 2008	2011	$0.967555	$0.939702	8,106,995.978
	2010	$0.871619	$0.967555	6,214,419.658
	2009	$0.720336	$0.871619	3,983,771.635
	2008	$1.000000	$0.720336	2,340,756.103

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class	2012	$1.502319	$1.718178	159,350.538
Subaccount Inception Date April 8, 1991	2011	$1.790060	$1.502319	163,563.668
	2010	$1.684119	$1.790060	201,777.027
	2009	$1.364159	$1.684119	325,162.863
	2008	$2.278505	$1.364159	450,936.360
	2007	$2.012367	$2.278505	508,848.131
	2006	$1.662924	$2.012367	924,987.831
	2005	$1.489961	$1.662924	132,610.185
	2004	$1.310854	$1.489961	44,265.241
	2003	$1.000000	$1.310854	4,295.920
TA BNP Paribas Large Cap Growth - Service Class	2012	$1.424230	$1.634299	829,197.358
Subaccount Inception Date April 8, 1991	2011	$1.487513	$1.424230	847,575.477
	2010	$1.273847	$1.487513	883,743.308
	2009	$0.893804	$1.273847	945,823.128
	2008	$1.574465	$0.893804	281,014.365
	2007	$1.471367	$1.574465	172,822.564
	2006	$1.360851	$1.471367	246,752.179
	2005	$1.269474	$1.360851	186,391.072
	2004	$1.148504	$1.269474	199,269.312
	2003	$1.000000	$1.148504	76,797.669
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.687128	$1.802560	126,484.076
Subaccount Inception Date May 1, 2001	2011	$1.845080	$1.687128	127,224.932
	2010	$1.406099	$1.845080	68,633.515
	2009	$0.893953	$1.406099	62,864.957
	2008	$1.699228	$0.893953	111,730.077
	2007	$1.415249	$1.699228	125,450.678
	2006	$1.314576	$1.415249	61,132.096
	2005	$1.246984	$1.314576	56,883.092
	2004	$1.187376	$1.246984	34,147.922
	2003	$1.000000	$1.187376	10,809.693
PAM Transamerica AEGON U.S. Government Securities VP — Service	2012	$1.233998	$1.271027	287,061.134
Class	2011	$1.170842	$1.233998	702,896.269
Subaccount Inception Date November 3, 2003	2010	$1.143620	$1.170842	2,322,352.815
	2009	$1.117307	$1.143620	5,437,041.569
	2008	$1.058956	$1.117307	10,609,593.487
	2007	$1.019177	$1.058956	607,111.446
	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	10,936.331
	2004	$0.994114	$1.004835	0.000
	2003	$1.000000	$0.994114	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.843097	$0.974332	145,862.652
Subaccount Inception Date May 1, 2002	2011	$0.888410	$0.843097	151,051.976
	2010	$0.845657	$0.888410	150,788.612
	2009	$0.582704	$0.845657	168,806.548
	2008	$1.233469	$0.582704	113,686.217
	2007	$1.238907	$1.233469	170,776.096
	2006	$1.116640	$1.238907	283,796.511
	2005	$1.078165	$1.116640	407,516.498
	2004	$0.990290	$1.078165	514,261.166
	2003	$0.756303	$0.990290	351,528.108
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.961445	37,614.371

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.269795	$1.411267	992,565.057
Subaccount Inception Date November 10, 2008	2011	$1.335965	$1.269795	1,117,476.869
	2010	$1.235456	$1.335965	537,502.793
	2009	$1.012578	$1.235456	231,591.510
	2008	$1.000000	$1.012578	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.078183	$1.241644	106,703.964
Subaccount Inception Date May 1, 2001	2011	$1.034740	$1.078183	139,832.467
	2010	$0.933832	$1.034740	20,590.653
	2009	$0.789906	$0.933832	89,035.336
	2008	$1.356010	$0.789906	350,184.466
	2007	$1.316563	$1.356010	634,677.285
	2006	$1.145620	$1.316563	739,216.067
	2005	$1.114942	$1.145620	591,880.464
	2004	$1.020536	$1.114942	122,009.533
	2003	$0.785944	$1.020536	162,584.406
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$1.004963	$1.151979	72,656.211
Subaccount Inception Date May 1, 2001	2011	$1.062913	$1.004963	89,376.385
	2010	$0.985173	$1.062913	29,362.878
	2009	$0.731485	$0.985173	29,515.643
	2008	$1.237498	$0.731485	79,866.272
	2007	$1.108921	$1.237498	17,396.459
	2006	$1.136120	$1.108921	428,371.191
	2005	$1.007039	$1.136120	252,454.409
	2004	$0.946253	$1.007039	281,920.526
	2003	$0.780824	$0.946253	223,678.787
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.986432	$1.112499	646,019.503
Subaccount Inception Date May 1, 2008	2011	$1.044104	$0.986432	831,308.216
	2010	$0.902620	$1.044104	1,640,445.453
	2009	$0.664291	$0.902620	334,924.587
	2008	$1.000000	$0.664291	180,028.305
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.456560	$1.661602	653,783.071
Subaccount Inception Date May 1, 2000	2011	$1.525190	$1.456560	648,901.720
	2010	$1.327858	$1.525190	633,355.150
	2009	$0.997835	$1.327858	727,552.357
	2008	$1.772645	$0.997835	999,224.581
	2007	$1.538520	$1.772645	1,588,466.161
	2006	$1.405466	$1.538520	1,386,216.363
	2005	$1.226508	$1.405466	1,684,717.139
	2004	$1.084281	$1.226508	978,775.873
	2003	$0.861015	$1.084281	794,688.864
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.108069	$1.273999	311,101.206
Subaccount Inception Date May 1, 2000	2011	$1.120632	$1.108069	531,580.705
	2010	$0.992706	$1.120632	541,557.169
	2009	$0.778067	$0.992706	364,857.087
	2008	$1.385163	$0.778067	301,817.761
	2007	$1.392518	$1.385163	404,940.569
	2006	$1.181956	$1.392518	520,425.761
	2005	$1.139689	$1.181956	984,590.517
	2004	$1.043088	$1.139689	825,540.501
	2003	$0.816627	$1.043088	727,819.475

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2012	$1.027506	$1.154603	99,841.557
Subaccount Inception Date May 1, 2001	2011	$1.046301	$1.027506	344,866.791
	2010	$0.859926	$1.046301	256,993.322
	2009	$0.684095	$0.859926	230,440.551
	2008	$1.321792	$0.684095	231,835.119
	2007	$1.062459	$1.321792	604,043.697
	2006	$1.014833	$1.062459	114,878.110
	2005	$0.979170	$1.014833	329,413.956
	2004	$0.966666	$0.979170	340,255.229
	2003	$0.742445	$0.966666	156,561.579
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$1.858017	$2.090762	454,687.225
Subaccount Inception Date May 1, 2000	2011	$2.121670	$1.858017	525,038.443
	2010	$1.679865	$2.121670	630,656.130
	2009	$1.223665	$1.679865	970,335.362
	2008	$2.062803	$1.223665	1,453,615.446
	2007	$1.820851	$2.062803	2,086,031.321
	2006	$1.649015	$1.820851	2,181,510.840
	2005	$1.422355	$1.649015	2,268,290.171
	2004	$1.161607	$1.422355	1,472,449.142
	2003	$0.855329	$1.161607	1,043,709.557
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.255672	$1.567161	104,522.211
Subaccount Inception Date May 1, 2002	2011	$1.405243	$1.255672	148,617.310
	2010	$1.132287	$1.405243	118,936.185
	2009	$0.733474	$1.132287	121,456.047
	2008	$1.532933	$0.733474	221,392.335
	2007	$1.480144	$1.532933	351,026.719
	2006	$1.298798	$1.480144	873,508.918
	2005	$1.290779	$1.298798	833,767.052
	2004	$1.154319	$1.290779	901,148.985
	2003	$0.746720	$1.154319	707,402.412
Franklin Income Securities Fund - Class 2	2012	$0.991582	$1.097186	1,920,062.073
Subaccount Inception Date May 1, 2007	2011	$0.985890	$0.991582	2,110,261.582
	2010	$0.890743	$0.985890	1,832,571.028
	2009	$0.668732	$0.890743	977,072.049
	2008	$0.967845	$0.668732	569,361.076
	2007	$1.000000	$0.967845	715,338.757
Mutual Shares Securities Fund - Class 2	2012	$0.781246	$0.876671	250,835.638
Subaccount Inception Date May 1, 2007	2011	$0.803660	$0.781246	375,511.865
	2010	$0.735749	$0.803660	354,796.382
	2009	$0.594212	$0.735749	373,958.077
	2008	$0.961906	$0.594212	303,919.885
	2007	$1.000000	$0.961906	219,821.569
Templeton Foreign Securities Fund - Class 2	2012	$0.785838	$0.912612	259,442.955
Subaccount Inception Date May 1, 2007	2011	$0.895164	$0.785838	330,229.509
	2010	$0.840606	$0.895164	280,141.344
	2009	$0.624431	$0.840606	579,810.392
	2008	$1.066262	$0.624431	527,314.805
	2007	$1.000000	$1.066262	518,138.339
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.317132	$1.487796	1,615,269.534
Subaccount Inception Date November 10, 2008	2011	$1.365595	$1.317132	1,727,041.417
	2010	$1.262890	$1.365595	1,510,908.194
	2009	$0.989903	$1.262890	889,794.353
	2008	$1.000000	$0.989903	46,497.895

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.699947	$1.953385	24,264.043
Subaccount Inception Date October 9, 2000	2011	$1.759544	$1.699947	51,677.289
	2010	$1.427028	$1.759544	57,980.150
	2009	$1.005732	$1.427028	43,648.341
	2008	$1.823801	$1.005732	160,494.008
	2007	$1.525205	$1.823801	109,995.788
	2006	$1.370267	$1.525205	65,446.390
	2005	$1.245100	$1.370267	143,427.795
	2004	$1.052147	$1.245100	146,119.690
	2003	$0.794771	$1.052147	89,716.930
Janus Aspen - Global Research Portfolio – Service Shares	2012	$0.879417	$1.035342	122,337.322
Subaccount Inception Date October 9, 2000	2011	$1.040797	$0.879417	206,053.002
	2010	$0.917171	$1.040797	436,311.054
	2009	$0.679515	$0.917171	106,525.241
	2008	$1.253455	$0.679515	89,174.173
	2007	$1.166880	$1.253455	109,484.190
	2006	$1.007177	$1.166880	103,857.444
	2005	$0.971196	$1.007177	193,704.718
	2004	$0.945896	$0.971196	200,144.803
	2003	$0.778551	$0.945896	164,525.699
MFS® New Discovery Series – Service Class	2012	$1.308045	$1.553292	138,124.752
Subaccount Inception Date May 1, 2002	2011	$1.487677	$1.308045	160,627.027
	2010	$1.114037	$1.487677	120,153.011
	2009	$0.696096	$1.114037	126,642.023
	2008	$1.171768	$0.696096	99,494.784
	2007	$1.166718	$1.171768	113,589.596
	2006	$1.051684	$1.166718	208,191.963
	2005	$1.019281	$1.051684	473,683.486
	2004	$0.977008	$1.019281	397,162.008
	2003	$0.745393	$0.977008	324,513.055
MFS® Total Return Series – Service Class	2012	$1.217509	$1.326630	328,980.315
Subaccount Inception Date May 1, 2002	2011	$1.220033	$1.217509	481,024.769
	2010	$1.132857	$1.220033	541,901.827
	2009	$0.979621	$1.132857	275,430.903
	2008	$1.283895	$0.979621	328,632.669
	2007	$1.257638	$1.283895	521,347.226
	2006	$1.146906	$1.257638	642,167.377
	2005	$1.137939	$1.146906	1,366,385.800
	2004	$1.043403	$1.137939	1,246,996.360
	2003	$0.915635	$1.043403	974,255.453
TA Asset Allocation - Conservative - Initial Class	2012	$1.388767	$1.465859	0.000
Subaccount Inception Date May 1, 2002	2011	$1.377141	$1.388767	0.000
	2010	$1.286970	$1.377141	0.000
	2009	$1.046217	$1.286970	0.000
	2008	$1.351352	$1.046217	0.000
	2007	$1.293240	$1.351352	0.000
	2006	$1.202844	$1.293240	833,137.528
	2005	$1.164118	$1.202844	1,549,768.788
	2004	$1.080197	$1.164118	1,510,616.781
	2003	$0.894630	$1.080197	1,323,518.464

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class	2012	$1.217246	$1.346223	0.000
Subaccount Inception Date May 1, 2002	2011	$1.310081	$1.217246	0.000
	2010	$1.160190	$1.310081	0.000
	2009	$0.909787	$1.160190	0.000
	2008	$1.534391	$0.909787	0.000
	2007	$1.449726	$1.534391	0.000
	2006	$1.276402	$1.449726	111,610.516
	2005	$1.157617	$1.276402	1,264,484.691
	2004	$1.032106	$1.157617	1,617,182.223
	2003	$0.803272	$1.032106	1,151,369.140
TA Asset Allocation - Moderate - Initial Class	2012	$1.378467	$1.481721	0.000
Subaccount Inception Date May 1, 2002	2011	$1.395050	$1.378467	0.000
	2010	$1.286654	$1.395050	0.000
	2009	$1.036230	$1.286654	0.000
	2008	$1.424937	$1.036230	0.000
	2007	$1.343815	$1.424937	0.000
	2006	$1.227090	$1.343815	1,235,610.818
	2005	$1.162564	$1.227090	4,716,165.123
	2004	$1.062487	$1.162564	5,234,102.440
	2003	$0.866203	$1.062487	5,854,834.271
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.322564	$1.437351	0.000
Subaccount Inception Date May 1, 2002	2011	$1.373976	$1.322564	0.000
	2010	$1.240775	$1.373976	0.000
	2009	$0.985584	$1.240775	0.000
	2008	$1.492329	$0.985584	0.000
	2007	$1.409255	$1.492329	0.000
	2006	$1.260212	$1.409255	1,059,135.740
	2005	$1.167152	$1.260212	2,334,647.913
	2004	$1.046470	$1.167152	2,253,825.841
	2003	$0.837699	$1.046470	2,165,266.168
TA Barrow Hanley Dividend Focused - Initial Class	2012	$1.280286	$1.404961	0.000
Subaccount Inception Date May 1, 2000	2011	$1.268583	$1.280286	0.000
	2010	$1.169286	$1.268583	0.000
	2009	$1.044240	$1.169286	0.000
	2008	$1.608082	$1.044240	0.000
	2007	$1.564629	$1.608082	0.000
	2006	$1.362205	$1.564629	204,306.461
	2005	$1.196010	$1.362205	501,880.846
	2004	$1.028886	$1.196010	170,887.415
	2003	$0.807044	$1.028886	121,549.958
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.798690	$2.212882	0.000
Subaccount Inception Date May 1, 2002	2011	$1.942441	$1.798690	0.000
	2010	$1.709535	$1.942441	0.000
	2009	$1.304410	$1.709535	0.000
	2008	$2.304749	$1.304410	0.000
	2007	$2.515119	$2.304749	0.000
	2006	$1.799524	$2.515119	134,965.145
	2005	$1.614316	$1.799524	321,222.682
	2004	$1.236967	$1.614316	377,760.287
	2003	$0.927684	$1.236967	242,341.046

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class	2012	$1.145963	$1.309645	0.000
Subaccount Inception Date May 2, 1997	2011	$1.157996	$1.145963	0.000
	2010	$1.023504	$1.157996	0.000
	2009	$0.804014	$1.023504	0.000
	2008	$1.306535	$0.804014	0.000
	2007	$1.272441	$1.306535	0.000
	2006	$1.123296	$1.272441	239,308.386
	2005	$1.105224	$1.123296	507,790.781
	2004	$1.013488	$1.105224	661,075.710
	2003	$0.800129	$1.013488	671,521.525
TA Jennison Growth - Initial Class	2012	$1.152141	$1.310124	0.000
Subaccount Inception Date November 18, 1996	2011	$1.180264	$1.152141	0.000
	2010	$1.070273	$1.180264	0.000
	2009	$0.772700	$1.070273	0.000
	2008	$1.248820	$0.772700	0.000
	2007	$1.140144	$1.248820	0.000
	2006	$1.138277	$1.140144	10,929.884
	2005	$1.018303	$1.138277	78,081.617
	2004	$0.949970	$1.018303	208,326.929
	2003	$0.750968	$0.949970	227,266.127
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.172387	$1.330605	0.000
Subaccount Inception Date May 1, 2000	2011	$1.267018	$1.172387	0.000
	2010	$1.012124	$1.267018	0.000
	2009	$0.805520	$1.012124	0.000
	2008	$1.288745	$0.805520	0.000
	2007	$1.298625	$1.288745	0.000
	2006	$1.115022	$1.298625	124,334.190
	2005	$1.090563	$1.115022	581,906.621
	2004	$1.017261	$1.090563	736,150.972
	2003	$0.766218	$1.017261	660,003.665
TA AEGON High Yield Bond - Initial Class	2012	$1.620695	$1.868386	0.000
Subaccount Inception Date June 1, 1998	2011	$1.574694	$1.620695	0.000
	2010	$1.425705	$1.574694	0.000
	2009	$0.985729	$1.425705	0.000
	2008	$1.341611	$0.985729	0.000
	2007	$1.341031	$1.341611	0.000
	2006	$1.230410	$1.341031	180,962.432
	2005	$1.230186	$1.230410	573,899.475
	2004	$1.140942	$1.230186	672,618.823
	2003	$0.986461	$1.140942	1,123,078.695
TA MFS International Equity - Initial Class	2012	$1.245517	$1.494444	0.000
Subaccount Inception Date May 1, 2001	2011	$1.409677	$1.245517	0.000
	2010	$1.298712	$1.409677	0.000
	2009	$0.996430	$1.298712	0.000
	2008	$1.567689	$0.996430	0.000
	2007	$1.462224	$1.567689	0.000
	2006	$1.209466	$1.462224	226,666.001
	2005	$1.090843	$1.209466	432,455.692
	2004	$0.971224	$1.090843	386,997.501
	2003	$0.789104	$0.971224	465,195.773

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class	2012	$1.462495	$1.544955	0.000
Subaccount Inception Date May 1, 2002	2011	$1.400929	$1.462495	0.000
	2010	$1.330428	$1.400929	0.000
	2009	$1.167202	$1.330428	0.000
	2008	$1.222403	$1.167202	0.000
	2007	$1.142296	$1.222403	0.000
	2006	$1.115824	$1.142296	227,857.862
	2005	$1.109997	$1.115824	1,124,881.676
	2004	$1.081412	$1.109997	1,147,244.241
	2003	$1.049414	$1.081412	1,106,646.050
TA T. Rowe Price Small Cap - Initial Class	2012	$1.485472	$1.688023	0.000
Subaccount Inception Date May 1, 2000	2011	$1.486982	$1.485472	7,404.970
	2010	$1.126075	$1.486982	7,423.526
	2009	$0.826476	$1.126075	27,968.401
	2008	$1.319913	$0.826476	27,987.049
	2007	$1.225996	$1.319913	28,005.748
	2006	$1.204790	$1.225996	110,309.121
	2005	$1.108771	$1.204790	518,411.057
	2004	$1.022756	$1.108771	593,852.759
	2003	$0.741544	$1.022756	496,545.206
TA Multi-Managed Balanced - Initial Class	2012	$1.491839	$1.649495	0.000
Subaccount Inception Date May 1, 2002	2011	$1.459709	$1.491839	0.000
	2010	$1.197206	$1.459709	0.000
	2009	$0.964991	$1.197206	0.000
	2008	$1.453333	$0.964991	0.000
	2007	$1.302425	$1.453333	0.000
	2006	$1.214951	$1.302425	135,052.383
	2005	$1.145543	$1.214951	227,452.043
	2004	$1.049179	$1.145543	224,344.490
	2003	$0.937747	$1.049179	326,231.378
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.383625	$1.442494	0.000
Subaccount Inception Date May 1, 2002	2011	$1.383377	$1.383625	0.000
	2010	$1.288567	$1.383377	0.000
	2009	$0.999077	$1.288567	0.000
	2008	$1.611254	$0.999077	0.000
	2007	$1.382738	$1.611254	0.000
	2006	$1.269236	$1.382738	26,921.944
	2005	$1.243721	$1.269236	149,255.996
	2004	$1.118730	$1.243721	210,389.878
	2003	$0.920948	$1.118730	114,972.094
TA WMC Diversified Growth - Initial Class	2012	$1.267286	$1.408682	0.000
Subaccount Inception Date May 1, 2000	2011	$1.340066	$1.267286	0.000
	2010	$1.157925	$1.340066	0.000
	2009	$0.912395	$1.157925	0.000
	2008	$1.720380	$0.912395	0.000
	2007	$1.506227	$1.720380	0.000
	2006	$1.410366	$1.506227	85,220.827
	2005	$1.231954	$1.410366	591,863.983
	2004	$1.082997	$1.231954	586,964.074
	2003	$0.840150	$1.082997	430,898.151

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Initial Class	2012	$1.001668	$0.983914	0.000
Subaccount Inception Date April 8, 1991	2011	$1.019591	$1.001668	0.000
	2010	$1.037883	$1.019591	0.000
	2009	$1.055212	$1.037883	0.000
	2008	$1.049155	$1.055212	0.000
	2007	$1.017004	$1.049155	0.000
	2006	$0.988484	$1.017004	32,922.896
	2005	$0.978029	$0.988484	962,242.312
	2004	$0.985767	$0.978029	217,591.051
	2003	$1.000000	$0.985767	336,035.060
TA Systematic Small/Mid Cap Value - Initial Class	2012	$2.116896	$2.419989	0.000
Subaccount Inception Date May 4, 1993	2011	$2.213754	$2.116896	0.000
	2010	$1.728017	$2.213754	0.000
	2009	$1.228326	$1.728017	0.000
	2008	$2.114769	$1.228326	0.000
	2007	$1.726024	$2.114769	0.000
	2006	$1.488323	$1.726024	0.000
	2005	$1.334121	$1.488323	76,742.391
	2004	$1.167376	$1.334121	83,330.364
	2003	$0.622732	$1.167376	125,635.932
TA AEGON U.S. Government Securities - Initial Class	2012	$1.331776	$1.375383	0.000
Subaccount Inception Date May 13, 1994	2011	$1.259858	$1.331776	0.000
	2010	$1.228445	$1.259858	0.000
	2009	$1.197073	$1.228445	0.000
	2008	$1.131946	$1.197073	0.000
	2007	$1.086692	$1.131946	0.000
	2006	$1.071159	$1.086692	39,705.515
	2005	$1.066588	$1.071159	420,408.894
	2004	$1.051191	$1.066588	419,827.087
	2003	$1.039480	$1.051191	677,439.737
TA TS&W International Equity - Initial Class	2012	$1.253779	$1.437792	0.000
Subaccount Inception Date April 8, 1991	2011	$1.489191	$1.253779	0.000
	2010	$1.397487	$1.489191	0.000
	2009	$1.130128	$1.397487	0.000
	2008	$1.880996	$1.130128	0.000
	2007	$1.656541	$1.880996	0.000
	2006	$1.365322	$1.656541	262,529.219
	2005	$1.221375	$1.365322	342,053.848
	2004	$1.071525	$1.221375	219,525.145
	2003	$0.821327	$1.071525	213,817.333
TA BNP Paribas Large Cap Growth - Initial Class	2012	$1.310268	$1.507453	0.000
Subaccount Inception Date April 8, 1991	2011	$1.364748	$1.310268	0.000
	2010	$1.165796	$1.364748	0.000
	2009	$0.816158	$1.165796	0.000
	2008	$1.434654	$0.816158	0.000
	2007	$1.336957	$1.434654	0.000
	2006	$1.233494	$1.336957	2,827.341
	2005	$1.147593	$1.233494	47,219.872
	2004	$1.036162	$1.147593	64,148.198
	2003	$0.871131	$1.036162	60,529.321

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$1.316497	$1.410517	0.000
Subaccount Inception Date May 1, 2001	2011	$1.436545	$1.316497	0.000
	2010	$1.092131	$1.436545	0.000
	2009	$0.692441	$1.092131	0.000
	2008	$1.312530	$0.692441	0.000
	2007	$1.090551	$1.312530	0.000
	2006	$1.010076	$1.090551	85,739.460
	2005	$0.956031	$1.010076	395,135.954
	2004	$0.908394	$0.956031	372,748.155
	2003	$0.721570	$0.908394	382,660.759
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.101851	$1.253785	2,267,560.879
Subaccount Inception Date November 19, 2009	2011	$1.110539	$1.101851	2,308,679.114
	2010	$1.007817	$1.110539	1,446,302.422
	2009	$0.989774	$1.007817	14,254.269
American Funds - Bond Fund - Class 2(4)	2012	$1.076491	$1.110897	958,608.272
Subaccount Inception Date November 19, 2009	2011	$1.035813	$1.076491	966,534.467
	2010	$0.993531	$1.035813	509,655.462
	2009	$1.000895	$0.993531	10,772.689
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.057856	$1.217099	362,723.178
Subaccount Inception Date November 19, 2009	2011	$1.100155	$1.057856	315,474.915
	2010	$1.008062	$1.100155	167,432.006
	2009	$0.986798	$1.008062	0.000
American Funds - Growth Fund - Class 2(4)	2012	$1.092758	$1.261635	238,626.594
Subaccount Inception Date November 19, 2009	2011	$1.165523	$1.092758	233,200.022
	2010	$1.002679	$1.165523	186,295.401
	2009	$0.986477	$1.002679	0.000
American Funds - International Fund - Class 2(4)	2012	$0.867527	$1.001726	301,147.958
Subaccount Inception Date November 19, 2009	2011	$1.029486	$0.867527	299,867.110
	2010	$0.980191	$1.029486	113,695.708
	2009	$0.982907	$0.980191	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.022183	$1.124799	365,179.183
Subaccount Inception Date November 19, 2009	2011	$1.075922	$1.022183	456,133.511
	2010	$1.003453	$1.075922	519,664.773
	2009	$0.988806	$1.003453	32,520.335
TA BlackRock Global Allocation - Service Class(1)	2012	$1.220978	$1.317636	13,412,444.098
Subaccount Inception Date May 1, 2009	2011	$1.293642	$1.220978	16,033,378.154
	2010	$1.200822	$1.293642	11,804,994.485
	2009	$1.000000	$1.200822	3,315,301.590
TA BlackRock Tactical Allocation - Service Class	2012	$1.341484	$1.449592	4,432,268.563
Subaccount Inception Date May 1, 2009	2011	$1.316306	$1.341484	3,639,232.481
	2010	$1.204569	$1.316306	2,076,094.034
	2009	$1.000000	$1.204569	2,923,217.886
TA Janus Balanced - Service Class	2012	$0.874486	$0.966310	798,038.803
Subaccount Inception Date November 19, 2009	2011	$0.998105	$0.874486	433,614.061
	2010	$0.985496	$0.998105	170,107.693
	2009	$0.986567	$0.985496	0.000
TA PIMCO Tactical - Balanced - Service Class	2012	$0.918114	$0.910655	346,523.951
Subaccount Inception Date November 19, 2009	2011	$0.967578	$0.918114	961,294.619
	2010	$1.020318	$0.967578	1,046,269.085
	2009	$0.998154	$1.020318	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class	2012	$0.893389	$0.890882	418,748.092
Subaccount Inception Date November 19, 2009	2011	$0.982753	$0.893389	357,136.098
	2010	$1.022067	$0.982753	148,851.255
	2009	$0.997261	$1.022067	0.000
TA PIMCO Tactical - Growth - Service Class	2012	$0.864655	$0.855161	428,458.450
Subaccount Inception Date November 19, 2009	2011	$0.995864	$0.864655	458,863.182
	2010	$1.020987	$0.995864	612,824.360
	2009	$0.996392	$1.020987	0.000
TA Hanlon Income - Service Class	2012	$0.997741	$1.014015	2,015,172.640
Subaccount Inception Date November 19, 2009	2011	$0.986747	$0.997741	2,894,367.107
	2010	$1.003336	$0.986747	2,270,912.300
	2009	$0.999951	$1.003336	22,274.363
TA Vanguard ETF - Aggressive Growth - Service Class	2012	$1.086040	$1.243479	121,642.672
Subaccount Inception Date November 19, 2009	2011	$1.150649	$1.086040	72,760.396
	2010	$1.023848	$1.150649	79,686.611
	2009	$0.999951	$1.023848	0.000
TA Vanguard ETF - Conservative - Service Class	2012	$1.087169	$1.138517	4,997,181.245
Subaccount Inception Date November 19, 2009	2011	$1.072639	$1.087169	4,315,795.576
	2010	$0.997901	$1.072639	2,138,944.804
	2009	$0.999951	$0.997901	19,935.886
TA JPMorgan Mid Cap Value - Service Class	2012	$1.241043	$1.465660	30,125.685
Subaccount Inception Date November 19, 2009	2011	$1.241848	$1.241043	31,091.417
	2010	$1.029290	$1.241848	15,915.819
	2009	$0.985150	$1.029290	0.000
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.317488	$0.220060	3,626,974.526
Subaccount Inception Date May 1, 2009	2011	$0.403747	$0.317488	4,309,748.070
	2010	$0.561223	$0.403747	435,949.336
	2009	$1.000000	$0.561223	34,220.233
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.958587	$1.019665	1,241,451.110
Subaccount inception date May 2, 2011	2011	$1.000000	$0.958587	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.978354	$1.026124	1,486,764.586
Subaccount inception date May 2, 2011	2011	$1.000000	$0.978354	988,737.253
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.918066	$1.000532	1,002,255.753
Subaccount inception date May 2, 2011	2011	$1.000000	$0.918066	670,299.993
TA JPMorgan Core Bond - Service Class	2012	$1.041900	$1.072035	272,210.301
Subaccount inception date May 2, 2011	2011	$1.000000	$1.041900	96,165.811
TA JPMorgan Tactical Allocation - Service Class	2012	$0.993167	$1.048376	1,417,242.334
Subaccount inception date May 2, 2011	2011	$1.000000	$0.993167	359,282.870
TA PIMCO Real Return TIPS - Service Class	2012	$1.064340	$1.111260	446,191.950
Subaccount inception date May 2, 2011	2011	$1.000000	$1.064340	183,710.463
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.006923	76,149.312
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.001982	112,449.035
TA Market Participation Strategy - Service Class
Subaccount inception date September 17, 2012	2012	$1.000000	$0.988910	30,660.904

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class	2012	$1.422211	$1.504875	72,975,793.570
Subaccount Inception Date May 1, 2002	2011	$1.406840	$1.422211	85,776,304.179
	2010	$1.311504	$1.406840	88,315,307.993
	2009	$1.063539	$1.311504	99,394,711.108
	2008	$1.370333	$1.063539	108,764,395.724
	2007	$1.308178	$1.370333	95,095,787.425
	2006	$1.213762	$1.308178	83,507,883.515
	2005	$1.171794	$1.213762	83,263,664.234
	2004	$1.084641	$1.171794	84,006,339.919
	2003	$0.896108	$1.084641	86,726,620.935
TA Asset Allocation - Growth - Initial Class	2012	$1.246526	$1.382019	91,749,039.190
Subaccount Inception Date May 1, 2002	2011	$1.338317	$1.246526	104,265,013.098
	2010	$1.182285	$1.338317	117,065,850.291
	2009	$0.924844	$1.182285	123,847,691.782
	2008	$1.555945	$0.924844	129,105,459.406
	2007	$1.466466	$1.555945	147,992,055.676
	2006	$1.287977	$1.466466	146,988,123.316
	2005	$1.165251	$1.287977	147,148,775.455
	2004	$1.036347	$1.165251	143,150,294.499
	2003	$0.804600	$1.036347	120,545,600.459
TA Asset Allocation - Moderate - Initial Class	2012	$1.411685	$1.521178	165,120,320.892
Subaccount Inception Date May 1, 2002	2011	$1.425170	$1.411685	177,428,171.444
	2010	$1.311197	$1.425170	197,310,450.182
	2009	$1.053395	$1.311197	222,083,583.313
	2008	$1.444964	$1.053395	236,707,541.213
	2007	$1.359333	$1.444964	264,584,613.583
	2006	$1.238214	$1.359333	272,538,155.012
	2005	$1.170234	$1.238214	275,180,798.681
	2004	$1.066862	$1.170234	271,289,484.678
	2003	$0.867636	$1.066862	254,065,894.532
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.354407	$1.475604	208,547,543.153
Subaccount Inception Date May 1, 2002	2011	$1.403599	$1.354407	223,537,298.210
	2010	$1.264418	$1.403599	248,589,493.199
	2009	$1.001893	$1.264418	274,301,230.202
	2008	$1.513286	$1.001893	292,137,936.061
	2007	$1.425519	$1.513286	337,111,842.009
	2006	$1.271629	$1.425519	365,510,904.204
	2005	$1.174845	$1.271629	334,131,343.963
	2004	$1.050773	$1.174845	319,567,802.223
	2003	$0.839081	$1.050773	295,457,303.571
TA International Moderate Growth - Service Class	2012	$0.869011	$0.962486	3,570,099.835
Subaccount Inception Date May 1, 2006	2011	$0.954359	$0.869011	2,977,193.352
	2010	$0.879106	$0.954359	3,187,115.145
	2009	$0.690284	$0.879106	3,595,582.991
	2008	$1.100802	$0.690284	2,459,698.107
	2007	$1.030435	$1.100802	2,428,986.547
	2006	$1.000000	$1.030435	600,831.794

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class	2012	$1.431801	$1.575106	68,576,591.884
Subaccount Inception Date May 1, 2000	2011	$1.415251	$1.431801	74,669,912.434
	2010	$1.301266	$1.415251	82,725,159.579
	2009	$1.159255	$1.301266	48,575,817.522
	2008	$1.780789	$1.159255	17,143,799.115
	2007	$1.728379	$1.780789	19,523,044.041
	2006	$1.501085	$1.728379	21,707,735.090
	2005	$1.314713	$1.501085	23,148,152.756
	2004	$1.128224	$1.314713	16,336,474.860
	2003	$0.882787	$1.128224	16,492,893.396
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.842018	$2.271788	9,535,963.071
Subaccount Inception Date May 1, 2002	2011	$1.984355	$1.842018	9,845,953.792
	2010	$1.742145	$1.984355	10,325,442.075
	2009	$1.326025	$1.742145	11,302,486.735
	2008	$2.337148	$1.326025	12,259,260.888
	2007	$2.544168	$2.337148	16,019,541.039
	2006	$1.815856	$2.544168	22,174,518.028
	2005	$1.624970	$1.815856	19,608,863.830
	2004	$1.242059	$1.624970	19,418,209.366
	2003	$0.929213	$1.242059	17,617,306.912
TA JPMorgan Enhanced Index - Initial Class	2012	$1.513943	$1.734465	11,433,369.698
Subaccount Inception Date May 2, 1997	2011	$1.526082	$1.513943	9,935,887.763
	2010	$1.345531	$1.526082	14,944,913.076
	2009	$1.054397	$1.345531	18,493,168.655
	2008	$1.709194	$1.054397	14,888,450.218
	2007	$1.660482	$1.709194	18,481,557.180
	2006	$1.462270	$1.660482	25,764,288.219
	2005	$1.435224	$1.462270	32,634,655.013
	2004	$1.312864	$1.435224	39,694,272.933
	2003	$1.033936	$1.312864	45,164,495.183
TA Jennison Growth - Initial Class	2012	$0.922975	$1.052131	42,949,001.982
Subaccount Inception Date November 18, 1996	2011	$0.943190	$0.922975	45,396,032.262
	2010	$0.853189	$0.943190	52,357,241.585
	2009	$0.614465	$0.853189	9,892,342.618
	2008	$0.990644	$0.614465	7,600,454.019
	2007	$0.902202	$0.990644	8,310,955.829
	2006	$0.898512	$0.902202	10,594,640.901
	2005	$0.801842	$0.898512	11,590,540.361
	2004	$0.746188	$0.801842	14,871,581.386
	2003	$0.588432	$0.746188	17,438,226.835
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.202638	$1.368303	21,517,587.805
Subaccount Inception Date May 1, 2000	2011	$1.296542	$1.202638	23,127,320.876
	2010	$1.033151	$1.296542	24,187,428.034
	2009	$0.820246	$1.033151	26,153,442.034
	2008	$1.309050	$0.820246	31,593,824.691
	2007	$1.315813	$1.309050	41,255,497.566
	2006	$1.127017	$1.315813	47,641,048.816
	2005	$1.099598	$1.127017	50,639,669.304
	2004	$1.023166	$1.099598	59,415,191.098
	2003	$0.768775	$1.023166	58,063,209.284

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond - Initial Class	2012	$1.612266	$1.863261	23,194,900.492
Subaccount Inception Date June 1, 1998	2011	$1.562668	$1.612266	21,429,589.905
	2010	$1.411341	$1.562668	22,756,331.149
	2009	$0.973401	$1.411341	27,302,386.481
	2008	$1.321554	$0.973401	20,247,706.761
	2007	$1.317726	$1.321554	24,759,698.866
	2006	$1.206061	$1.317726	28,907,418.787
	2005	$1.202886	$1.206061	34,076,206.539
	2004	$1.112877	$1.202886	40,247,099.364
	2003	$0.959844	$1.112877	46,552,754.361
TA MFS International Equity - Initial Class	2012	$1.031495	$1.240712	21,120,188.473
Subaccount Inception Date May 1, 2001	2011	$1.164590	$1.031495	22,736,799.361
	2010	$1.070292	$1.164590	24,317,778.748
	2009	$0.819162	$1.070292	27,384,443.068
	2008	$1.285611	$0.819162	30,471,257.417
	2007	$1.196166	$1.285611	37,240,562.830
	2006	$0.986968	$1.196166	42,369,741.268
	2005	$0.887981	$0.986968	40,716,131.327
	2004	$0.788649	$0.887981	39,640,586.401
	2003	$0.639197	$0.788649	40,257,124.860
TA PIMCO Total Return - Initial Class	2012	$1.497669	$1.586028	92,053,021.339
Subaccount Inception Date May 1, 2002	2011	$1.431103	$1.497669	98,472,345.601
	2010	$1.355748	$1.431103	109,546,622.600
	2009	$1.186501	$1.355748	114,517,983.038
	2008	$1.239554	$1.186501	85,050,133.864
	2007	$1.155465	$1.239554	82,921,659.432
	2006	$1.125921	$1.155465	81,603,582.485
	2005	$1.117299	$1.125921	83,351,073.902
	2004	$1.085852	$1.117299	86,845,536.575
	2003	$1.051137	$1.085852	91,907,987.449
TA T. Rowe Price Small Cap - Initial Class	2012	$1.113058	$1.267967	26,751,184.339
Subaccount Inception Date May 1, 2000	2011	$1.111455	$1.113058	27,680,682.853
	2010	$0.839620	$1.111455	28,437,572.871
	2009	$0.614725	$0.839620	30,066,170.494
	2008	$0.979320	$0.614725	34,993,387.750
	2007	$0.907388	$0.979320	40,513,470.983
	2006	$0.889508	$0.907388	50,746,762.402
	2005	$0.816617	$0.889508	55,972,175.012
	2004	$0.751414	$0.816617	62,395,615.756
	2003	$0.543474	$0.751414	65,435,028.121
TA Multi-Managed Balanced - Initial Class	2012	$1.527762	$1.693398	8,665,215.661
Subaccount Inception Date May 1, 2002	2011	$1.491197	$1.527762	7,262,614.093
	2010	$1.220025	$1.491197	6,637,810.583
	2009	$0.980965	$1.220025	7,236,997.568
	2008	$1.473732	$0.980965	6,714,803.400
	2007	$1.317444	$1.473732	7,683,275.491
	2006	$1.225959	$1.317444	8,337,705.904
	2005	$1.153085	$1.225959	9,293,450.905
	2004	$1.053487	$1.153085	9,242,277.502
	2003	$0.939281	$1.053487	11,251,810.092

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.416913	$1.480866	6,206,331.237
Subaccount Inception Date May 1, 2002	2011	$1.413194	$1.416913	7,010,416.430
	2010	$1.313104	$1.413194	8,489,785.532
	2009	$1.015596	$1.313104	9,743,473.817
	2008	$1.633852	$1.015596	10,548,233.660
	2007	$1.398675	$1.633852	12,866,146.383
	2006	$1.280730	$1.398675	13,038,813.957
	2005	$1.251920	$1.280730	9,528,938.908
	2004	$1.123331	$1.251920	9,881,863.358
	2003	$0.922464	$1.123331	8,829,532.246
TA WMC Diversified Growth - Initial Class	2012	$0.794965	$0.885855	67,108,046.625
Subaccount Inception Date May 1, 2000	2011	$0.838555	$0.794965	77,461,596.837
	2010	$0.722797	$0.838555	44,165,776.368
	2009	$0.568132	$0.722797	50,629,748.616
	2008	$1.068609	$0.568132	61,389,145.381
	2007	$0.933273	$1.068609	66,825,347.326
	2006	$0.871749	$0.933273	93,299,479.941
	2005	$0.759605	$0.871749	82,356,236.047
	2004	$0.666113	$0.759605	77,424,822.941
	2003	$0.515473	$0.666113	48,909,199.130
TA AEGON Money Market - Initial Class	2012	$1.393622	$1.372316	41,944,551.870
Subaccount Inception Date April 8, 1991	2011	$1.415097	$1.393622	48,866,691.955
	2010	$1.436968	$1.415097	53,684,897.329
	2009	$1.457374	$1.436968	57,633,797.839
	2008	$1.445445	$1.457374	91,391,303.324
	2007	$1.397684	$1.445445	45,820,799.583
	2006	$1.355166	$1.397684	33,319,344.615
	2005	$1.337543	$1.355166	24,659,132.325
	2004	$1.344809	$1.337543	26,606,431.163
	2003	$1.355594	$1.344809	38,933,918.171
TA Systematic Small/Mid Cap Value - Initial Class	2012	$6.520569	$7.472625	710,004.618
Subaccount Inception Date May 4, 1993	2011	$6.802210	$6.520569	815,085.455
	2010	$5.296667	$6.802210	905,661.017
	2009	$3.755780	$5.296667	1,011,550.201
	2008	$6.450269	$3.755780	1,276,056.687
	2007	$5.251546	$6.450269	1,495,391.256
	2006	$4.517208	$5.251546	2,413,935.419
	2005	$4.039241	$4.517208	4,377,799.791
	2004	$3.525694	$4.039241	7,155,393.176
	2003	$1.876147	$3.525694	10,382,343.762
TA AEGON U.S. Government Securities - Initial Class	2012	$1.920079	$1.987869	17,642,246.055
Subaccount Inception Date May 13, 1994	2011	$1.811946	$1.920079	19,269,005.216
	2010	$1.762437	$1.811946	20,764,674.065
	2009	$1.713214	$1.762437	22,535,337.271
	2008	$1.616019	$1.713214	27,986,392.524
	2007	$1.547592	$1.616019	16,460,617.106
	2006	$1.521732	$1.547592	17,248,608.435
	2005	$1.511541	$1.521732	18,161,405.073
	2004	$1.486055	$1.511541	20,373,817.590
	2003	$1.465892	$1.486055	27,942,013.581

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class	2012	$1.553147	$1.785505	11,812,553.554
Subaccount Inception Date April 8, 1991	2011	$1.840235	$1.553147	12,918,777.143
	2010	$1.722687	$1.840235	13,924,017.030
	2009	$1.389689	$1.722687	17,104,277.051
	2008	$2.307306	$1.389689	20,317,024.762
	2007	$2.026974	$2.307306	24,539,913.328
	2006	$1.666550	$2.026974	25,122,245.476
	2005	$1.487198	$1.666550	23,163,851.386
	2004	$1.301525	$1.487198	17,425,739.943
	2003	$0.995170	$1.301525	15,885,539.178
TA BNP Paribas Large Cap Growth - Initial Class	2012	$3.380002	$3.898286	10,202,220.440
Subaccount Inception Date April 8, 1991	2011	$3.511899	$3.380002	11,103,550.460
	2010	$2.992576	$3.511899	11,489,787.584
	2009	$2.089912	$2.992576	13,327,503.364
	2008	$3.664610	$2.089912	2,883,827.840
	2007	$3.406631	$3.664610	3,181,740.218
	2006	$3.135303	$3.406631	4,491,348.471
	2005	$2.909800	$3.135303	6,972,047.780
	2004	$2.620788	$2.909800	10,808,053.092
	2003	$2.197980	$2.620788	13,716,842.155
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$0.990155	$1.063501	27,502,791.538
Subaccount Inception Date May 1, 2001	2011	$1.077792	$0.990155	29,447,153.495
	2010	$0.817385	$1.077792	13,833,114.588
	2009	$0.516977	$0.817385	12,417,843.198
	2008	$0.977513	$0.516977	11,288,564.129
	2007	$0.810185	$0.977513	13,997,001.773
	2006	$0.748559	$0.810185	14,578,059.162
	2005	$0.706779	$0.748559	17,578,049.091
	2004	$0.669908	$0.706779	19,728,038.390
	2003	$0.530826	$0.669908	22,289,366.163
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.279064	$1.320708	0.000
Subaccount Inception Date November 3, 2003	2011	$1.210634	$1.279064	0.000
	2010	$1.179574	$1.210634	0.000
	2009	$1.149598	$1.179574	0.000
	2008	$1.086878	$1.149598	0.000
	2007	$1.043482	$1.086878	0.000
	2006	$1.028154	$1.043482	0.000
	2005	$1.023764	$1.028154	0.000
	2004	$1.010345	$1.023764	0.000
	2003	$1.000000	$1.010345	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.863392	$1.000243	8,278,050.809
Subaccount Inception Date May 1, 2002	2011	$0.907557	$0.863392	10,453,150.189
	2010	$0.861770	$0.907557	12,045,107.917
	2009	$0.592358	$0.861770	14,072,620.473
	2008	$1.250803	$0.592358	14,847,837.227
	2007	$1.253207	$1.250803	19,990,993.190
	2006	$1.126766	$1.253207	23,945,774.843
	2005	$1.085273	$1.126766	28,775,318.444
	2004	$0.994356	$1.085273	36,672,562.476
	2003	$0.757548	$0.994356	35,126,143.411
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.963057	1,741,310.875

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2012	$0.993144	$1.146547	11,915,988.884
Subaccount Inception Date May 1, 2001	2011	$0.950792	$0.993144	11,598,741.302
	2010	$0.855967	$0.950792	11,289,229.653
	2009	$0.722264	$0.855967	12,336,637.527
	2008	$1.236841	$0.722264	15,340,987.577
	2007	$1.197896	$1.236841	17,312,561.231
	2006	$1.039808	$1.197896	20,837,550.894
	2005	$1.009478	$1.039808	22,912,250.843
	2004	$0.921732	$1.009478	25,962,365.271
	2003	$0.708109	$0.921732	29,093,440.629
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.765726	$0.879919	6,408,459.503
Subaccount Inception Date May 1, 2001	2011	$0.807891	$0.765726	8,153,164.222
	2010	$0.746965	$0.807891	8,280,002.492
	2009	$0.553250	$0.746965	9,022,306.720
	2008	$0.933656	$0.553250	8,912,936.544
	2007	$0.834587	$0.933656	10,599,945.872
	2006	$0.852963	$0.834587	12,204,222.554
	2005	$0.754200	$0.852963	12,962,083.378
	2004	$0.706925	$0.754200	14,273,128.718
	2003	$0.581903	$0.706925	15,414,380.597
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.222909	$1.398505	45,576,363.297
Subaccount Inception Date May 1, 2000	2011	$1.277401	$1.222909	49,924,165.939
	2010	$1.109404	$1.277401	55,584,926.023
	2009	$0.831633	$1.109404	61,139,525.508
	2008	$1.473743	$0.831633	66,847,613.935
	2007	$1.275926	$1.473743	71,846,496.982
	2006	$1.162724	$1.275926	76,703,204.205
	2005	$1.012189	$1.162724	73,123,606.868
	2004	$0.892604	$1.012189	65,610,694.486
	2003	$0.707070	$0.892604	61,747,384.685
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.144045	$1.318619	11,324,957.904
Subaccount Inception Date May 1, 2000	2011	$1.154180	$1.144045	14,918,730.359
	2010	$1.019922	$1.154180	15,812,096.324
	2009	$0.797426	$1.019922	16,251,928.103
	2008	$1.416129	$0.797426	18,646,635.797
	2007	$1.420132	$1.416129	22,010,012.822
	2006	$1.202448	$1.420132	26,679,399.313
	2005	$1.156611	$1.202448	23,232,938.346
	2004	$1.055967	$1.156611	25,755,886.465
	2003	$0.824682	$1.055967	28,024,394.288
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.842013	$0.948503	10,428,300.887
Subaccount Inception Date May 1, 2001	2011	$0.855314	$0.842013	13,185,540.517
	2010	$0.701231	$0.855314	12,688,296.605
	2009	$0.556480	$0.701231	11,232,669.527
	2008	$1.072563	$0.556480	13,937,613.347
	2007	$0.860003	$1.072563	16,871,551.553
	2006	$0.819443	$0.860003	14,293,598.996
	2005	$0.788705	$0.819443	15,955,220.724
	2004	$0.776712	$0.788705	20,689,413.372
	2003	$0.595094	$0.776712	19,416,849.531

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2012	$0.760017	$0.892974	27,136.442
Subaccount Inception Date May 1, 2000	2011	$0.756872	$0.760017	34,777.357
	2010	$0.622473	$0.756872	36,500.724
	2009	$0.434570	$0.622473	124,501.668
	2008	$0.983762	$0.434570	142,945.602
	2007	$0.812890	$0.983762	162,170.391
	2006	$0.785264	$0.812890	137,401.905
	2005	$0.733732	$0.785264	204,879.972
	2004	$0.697106	$0.733732	271,526.095
	2003	$0.547049	$0.697106	384,917.068
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.081674	$2.348232	28,615,014.991
Subaccount Inception Date May 1, 2000	2011	$2.371228	$2.081674	31,848,426.515
	2010	$1.872854	$2.371228	36,234,535.730
	2009	$1.360897	$1.872854	40,024,858.605
	2008	$2.288481	$1.360897	48,803,422.395
	2007	$2.015076	$2.288481	58,958,293.386
	2006	$1.820440	$2.015076	67,387,243.783
	2005	$1.566373	$1.820440	74,297,527.889
	2004	$1.276074	$1.566373	72,942,331.559
	2003	$0.937298	$1.276074	70,903,927.147
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.285903	$1.608870	15,151,077.273
Subaccount Inception Date May 1, 2002	2011	$1.435540	$1.285903	16,622,222.693
	2010	$1.153874	$1.435540	17,147,264.984
	2009	$0.745622	$1.153874	19,513,547.212
	2008	$1.554448	$0.745622	22,019,187.375
	2007	$1.497211	$1.554448	28,180,028.132
	2006	$1.310560	$1.497211	31,937,469.113
	2005	$1.299278	$1.310560	35,406,568.287
	2004	$1.159068	$1.299278	39,487,033.579
	2003	$0.747954	$1.159068	38,325,953.553
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$0.679643	$0.782899	5,850,004.401
Subaccount Inception Date October 9, 2000	2011	$0.701749	$0.679643	7,500,468.414
	2010	$0.567737	$0.701749	9,258,898.301
	2009	$0.399149	$0.567737	9,896,647.643
	2008	$0.722030	$0.399149	11,429,749.527
	2007	$0.602328	$0.722030	15,426,518.420
	2006	$0.539817	$0.602328	11,543,119.137
	2005	$0.489306	$0.539817	11,491,135.485
	2004	$0.412456	$0.489306	10,815,518.794
	2003	$0.310792	$0.412456	11,888,810.861
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2012	$1.431772	$1.561949	89,397.854
Subaccount Inception Date December 31, 2002	2011	$1.498603	$1.431772	96,627.596
	2010	$1.319144	$1.498603	128,923.612
	2009	$1.007811	$1.319144	142,985.309
	2008	$1.419475	$1.007811	166,095.257
	2007	$1.345127	$1.419475	285,800.990
	2006	$1.187087	$1.345127	367,775.683
	2005	$1.095813	$1.187087	445,258.231
	2004	$0.944696	$1.095813	586,403.535
	2003	$0.679339	$0.944696	714,577.812

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.571330	$0.674291	13,498,040.319
Subaccount Inception Date October 9, 2000	2011	$0.674525	$0.571330	17,516,007.806
	2010	$0.592948	$0.674525	20,314,628.251
	2009	$0.438223	$0.592948	20,429,840.558
	2008	$0.806356	$0.438223	19,165,087.618
	2007	$0.748812	$0.806356	19,799,342.824
	2006	$0.644742	$0.748812	19,170,143.256
	2005	$0.620178	$0.644742	18,195,469.434
	2004	$0.602539	$0.620178	19,637,914.777
	2003	$0.494711	$0.602539	21,220,714.470
MFS® New Discovery Series – Service Class	2012	$1.339509	$1.594598	8,032,792.725
Subaccount Inception Date May 1, 2002	2011	$1.519723	$1.339509	9,999,053.356
	2010	$1.135251	$1.519723	10,361,432.940
	2009	$0.707617	$1.135251	9,651,130.235
	2008	$1.188222	$0.707617	7,779,945.454
	2007	$1.180187	$1.188222	9,801,074.517
	2006	$1.061215	$1.180187	12,011,070.700
	2005	$1.025998	$1.061215	15,714,081.870
	2004	$0.981034	$1.025998	17,785,994.097
	2003	$0.746621	$0.981034	17,390,550.654
MFS® Total Return Series – Service Class	2012	$1.246795	$1.361906	17,000,013.230
Subaccount Inception Date May 1, 2002	2011	$1.246334	$1.246795	20,857,633.126
	2010	$1.154449	$1.246334	22,464,952.548
	2009	$0.995840	$1.154449	26,451,848.070
	2008	$1.301938	$0.995840	26,519,972.298
	2007	$1.272166	$1.301938	31,485,734.828
	2006	$1.157309	$1.272166	32,840,900.068
	2005	$1.145445	$1.157309	33,853,804.512
	2004	$1.047708	$1.145445	32,737,933.302
	2003	$0.917149	$1.047708	32,850,546.252
Franklin Income Securities Fund - Class 2	2012	$1.003030	$1.112603	18,112,671.912
Subaccount Inception Date May 1, 2007	2011	$0.994830	$1.003030	20,812,552.571
	2010	$0.896617	$0.994830	13,168,895.136
	2009	$0.671488	$0.896617	10,220,074.678
	2008	$0.969437	$0.671488	4,313,097.567
	2007	$1.000000	$0.969437	2,115,795.700
Mutual Shares Securities Fund - Class 2	2012	$0.790262	$0.888968	5,819,813.701
Subaccount Inception Date May 1, 2007	2011	$0.810942	$0.790262	7,381,543.219
	2010	$0.740603	$0.810942	5,798,387.717
	2009	$0.596665	$0.740603	4,620,400.233
	2008	$0.963492	$0.596665	3,127,340.112
	2007	$1.000000	$0.963492	2,063,291.486
Templeton Foreign Securities Fund - Class 2	2012	$0.794945	$0.925467	14,209,371.721
Subaccount Inception Date May 1, 2007	2011	$0.903305	$0.794945	17,130,197.527
	2010	$0.846164	$0.903305	16,888,673.812
	2009	$0.627021	$0.846164	16,704,737.852
	2008	$1.068021	$0.627021	10,897,639.268
	2007	$1.000000	$1.068021	5,367,324.120
TA BlackRock Tactical Allocation - Service Class	2012	$1.122662	$1.216138	15,986,115.620
Subaccount Inception Date May 1, 2009	2011	$1.098884	$1.122662	12,502,531.689
	2010	$1.003130	$1.098884	8,436,376.776
	2009	$0.993363	$1.003130	246,689.620

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Aggressive Growth - Service Class	2012	$1.091708	$1.253052	3,590,660.772
Subaccount Inception Date November 19, 2009	2011	$1.153818	$1.091708	635,638.086
	2010	$1.024147	$1.153818	452,083.089
	2009	$0.999958	$1.024147	184,420.840
TA Vanguard ETF - Conservative - Service Class	2012	$1.092843	$1.147291	1,716,961.940
Subaccount Inception Date November 19, 2009	2011	$1.075590	$1.092843	284,009.631
	2010	$0.998190	$1.075590	0.000
	2009	$0.999958	$0.998190	2,988.346
TA Vanguard ETF - Balanced - Service Class	2012	$1.084947	$1.158006	2,870,291.639
Subaccount Inception Date May 1, 2008	2011	$1.085798	$1.084947	545,326.022
	2010	$0.996117	$1.085798	310,278.291
	2009	$0.991642	$0.996117	173,654.502
TA Vanguard ETF - Growth - Service Class	2012	$1.082656	$1.189222	1,563,535.398
Subaccount Inception Date May 1, 2008	2011	$1.112020	$1.082656	567,103.422
	2010	$0.999308	$1.112020	434,269.758
	2009	$0.988772	$0.999308	17,990.600
TA JPMorgan Mid Cap Value - Service Class	2012	$1.247505	$1.476936	4,434,938.671
Subaccount Inception Date November 19, 2009	2011	$1.245265	$1.247505	3,469,591.395
	2010	$1.029587	$1.245265	1,992,607.122
	2009	$0.985157	$1.029587	15,768.131
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.004928	$1.019352	673,212.019
TA AEGON Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.017816	975,265.286
TA AEGON Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$0.982260	$1.023287	3,005,733.287
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.008581	105,644.722
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.003629	195,516.459
TA PIMCO Tactical - Balanced - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.992710	271,523.564
TA PIMCO Tactical - Conservative - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.995588	313,394.004
TA PIMCO Tactical - Growth - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.987536	137,033.323
TA Market Participation Strategy - Service Class
Subaccount inception date September 17, 2012	2012	$1.000000	$0.989610	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class	2012	$1.428953	$1.512767	34,097,121.359
Subaccount Inception Date May 1, 2002	2011	$1.412819	$1.428953	42,243,263.916
	2010	$1.316426	$1.412819	29,418,615.465
	2009	$1.067017	$1.316426	20,802,165.029
	2008	$1.374142	$1.067017	29,786,346.809
	2007	$1.311160	$1.374142	16,404,359.428
	2006	$1.215924	$1.311160	15,081,928.612
	2005	$1.173316	$1.215924	14,594,626.535
	2004	$1.085524	$1.173316	14,719,696.878
	2003	$0.896399	$1.085524	12,742,903.287
TA Asset Allocation - Growth - Initial Class	2012	$1.252508	$1.389338	20,614,104.454
Subaccount Inception Date May 1, 2002	2011	$1.344067	$1.252508	24,850,313.563
	2010	$1.186779	$1.344067	24,915,037.538
	2009	$0.927903	$1.186779	27,195,429.639
	2008	$1.560311	$0.927903	28,766,448.021
	2007	$1.469855	$1.560311	31,873,108.549
	2006	$1.290319	$1.469855	35,654,019.023
	2005	$1.166804	$1.290319	35,195,372.392
	2004	$1.037216	$1.166804	24,391,666.435
	2003	$0.804872	$1.037216	11,144,351.863
TA Asset Allocation - Moderate - Initial Class	2012	$1.418402	$1.529176	27,648,040.431
Subaccount Inception Date May 1, 2002	2011	$1.431255	$1.418402	30,975,801.290
	2010	$1.316161	$1.431255	40,844,824.438
	2009	$1.056864	$1.316161	45,388,294.155
	2008	$1.449009	$1.056864	47,165,250.935
	2007	$1.362474	$1.449009	49,638,084.536
	2006	$1.240469	$1.362474	42,130,349.651
	2005	$1.171796	$1.240469	37,306,663.854
	2004	$1.067759	$1.171796	39,612,419.992
	2003	$0.867926	$1.067759	34,977,510.481
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.360826	$1.483329	33,375,587.065
Subaccount Inception Date May 1, 2002	2011	$1.409570	$1.360826	36,853,589.059
	2010	$1.269176	$1.409570	41,473,571.840
	2009	$1.005174	$1.269176	56,910,835.893
	2008	$1.517482	$1.005174	53,444,694.919
	2007	$1.428769	$1.517482	78,382,093.387
	2006	$1.273905	$1.428769	98,229,375.640
	2005	$1.176374	$1.273905	69,245,681.188
	2004	$1.051623	$1.176374	51,763,196.839
	2003	$0.839352	$1.051623	38,881,200.095
TA Barrow Hanley Dividend Focused - Initial Class	2012	$1.298898	$1.429616	34,714,556.987
Subaccount Inception Date May 1, 2000	2011	$1.283245	$1.298898	38,339,747.916
	2010	$1.179303	$1.283245	43,352,188.301
	2009	$1.050083	$1.179303	23,039,329.898
	2008	$1.612282	$1.050083	8,925,134.927
	2007	$1.564059	$1.612282	10,826,230.583
	2006	$1.357712	$1.564059	11,794,171.152
	2005	$1.188561	$1.357712	13,512,404.056
	2004	$1.019460	$1.188561	11,092,333.640
	2003	$0.797294	$1.019460	18,517,054.938

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.850796	$2.283753	2,788,271.247
Subaccount Inception Date May 1, 2002	2011	$1.992826	$1.850796	2,799,884.183
	2010	$1.748721	$1.992826	2,549,784.917
	2009	$1.330377	$1.748721	2,780,511.837
	2008	$2.343666	$1.330377	2,885,376.617
	2007	$2.550004	$2.343666	4,714,914.112
	2006	$1.819127	$2.550004	7,047,884.867
	2005	$1.627102	$1.819127	7,273,391.750
	2004	$1.243075	$1.627102	5,687,034.370
	2003	$0.929516	$1.243075	5,039,541.528
TA JPMorgan Enhanced Index - Initial Class	2012	$0.980778	$1.124191	7,775,561.430
Subaccount Inception Date May 2, 1997	2011	$0.988148	$0.980778	8,047,856.330
	2010	$0.870805	$0.988148	19,935,713.259
	2009	$0.682042	$0.870805	21,719,354.330
	2008	$1.105064	$0.682042	23,458,819.854
	2007	$1.073033	$1.105064	25,991,657.302
	2006	$0.944481	$1.073033	28,333,804.055
	2005	$0.926556	$0.944481	31,753,691.070
	2004	$0.847147	$0.926556	32,360,947.714
	2003	$0.666840	$0.847147	33,977,162.957
TA Jennison Growth - Initial Class	2012	$0.937031	$1.068677	20,278,955.529
Subaccount Inception Date November 18, 1996	2011	$0.957074	$0.937031	22,444,136.628
	2010	$0.865311	$0.957074	25,019,131.107
	2009	$0.622889	$0.865311	4,224,866.239
	2008	$1.003725	$0.622889	3,291,965.700
	2007	$0.913667	$1.003725	3,895,632.629
	2006	$0.909482	$0.913667	6,143,163.712
	2005	$0.811233	$0.909482	5,308,956.909
	2004	$0.754556	$0.811233	5,389,770.757
	2003	$0.594744	$0.754556	6,512,187.205
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.100883	$1.253160	14,008,411.715
Subaccount Inception Date May 1, 2000	2011	$1.186252	$1.100883	15,656,224.943
	2010	$0.944805	$1.186252	17,053,736.139
	2009	$0.749723	$0.944805	19,322,912.370
	2008	$1.195923	$0.749723	22,482,142.428
	2007	$1.201509	$1.195923	27,029,333.627
	2006	$1.028611	$1.201509	33,633,358.867
	2005	$1.003098	$1.028611	42,641,701.440
	2004	$0.932913	$1.003098	51,506,715.291
	2003	$0.700615	$0.932913	55,226,351.608
TA AEGON High Yield Bond - Initial Class	2012	$1.660953	$1.920489	8,887,173.431
Subaccount Inception Date June 1, 1998	2011	$1.609061	$1.660953	8,694,449.322
	2010	$1.452521	$1.609061	9,012,921.282
	2009	$1.001309	$1.452521	10,131,493.043
	2008	$1.358779	$1.001309	8,343,191.028
	2007	$1.354161	$1.358779	9,388,999.114
	2006	$1.238819	$1.354161	11,734,179.833
	2005	$1.234958	$1.238819	15,605,094.193
	2004	$1.141982	$1.234958	19,671,664.597
	2003	$0.984455	$1.141982	23,816,154.624

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class	2012	$1.036898	$1.247826	7,572,170.019
Subaccount Inception Date May 1, 2001	2011	$1.170113	$1.036898	7,915,581.638
	2010	$1.074829	$1.170113	7,839,779.450
	2009	$0.822222	$1.074829	8,835,238.392
	2008	$1.289772	$0.822222	9,927,631.557
	2007	$1.199432	$1.289772	12,629,031.781
	2006	$0.989186	$1.199432	14,370,679.553
	2005	$0.889551	$0.989186	17,710,224.708
	2004	$0.789661	$0.889551	15,554,774.711
	2003	$0.639710	$0.789661	15,349,738.208
TA PIMCO Total Return - Initial Class	2012	$1.504848	$1.594413	24,033,386.614
Subaccount Inception Date May 1, 2002	2011	$1.437263	$1.504848	20,900,228.969
	2010	$1.360914	$1.437263	24,077,618.747
	2009	$1.190434	$1.360914	24,207,633.730
	2008	$1.243039	$1.190434	18,154,432.855
	2007	$1.158142	$1.243039	13,773,988.087
	2006	$1.127971	$1.158142	14,016,677.671
	2005	$1.118783	$1.127971	15,918,601.516
	2004	$1.086753	$1.118783	15,290,974.069
	2003	$1.051492	$1.086753	17,966,432.517
TA T. Rowe Price Small Cap - Initial Class	2012	$1.405318	$1.601682	7,213,577.241
Subaccount Inception Date May 1, 2000	2011	$1.402607	$1.405318	8,144,370.772
	2010	$1.059041	$1.402607	8,889,266.285
	2009	$0.774981	$1.059041	8,936,449.147
	2008	$1.234015	$0.774981	9,979,379.728
	2007	$1.142815	$1.234015	11,865,524.821
	2006	$1.119752	$1.142815	15,322,954.666
	2005	$1.027478	$1.119752	20,048,997.963
	2004	$0.944973	$1.027478	22,703,299.831
	2003	$0.683124	$0.944973	31,411,389.160
TA Multi-Managed Balanced - Initial Class	2012	$1.535039	$1.702306	2,827,219.379
Subaccount Inception Date May 1, 2002	2011	$1.497561	$1.535039	1,857,775.776
	2010	$1.224632	$1.497561	1,601,979.951
	2009	$0.984186	$1.224632	1,516,297.817
	2008	$1.477848	$0.984186	947,895.453
	2007	$1.320483	$1.477848	1,031,736.339
	2006	$1.228162	$1.320483	1,097,974.688
	2005	$1.154600	$1.228162	1,315,509.774
	2004	$1.054354	$1.154600	1,131,695.023
	2003	$0.939595	$1.054354	1,501,617.057
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.423702	$1.488696	1,781,767.195
Subaccount Inception Date May 1, 2002	2011	$1.419261	$1.423702	2,013,971.586
	2010	$1.318102	$1.419261	2,044,909.202
	2009	$1.018964	$1.318102	2,388,619.773
	2008	$1.638459	$1.018964	2,426,293.993
	2007	$1.401918	$1.638459	2,923,711.330
	2006	$1.283056	$1.401918	2,899,859.736
	2005	$1.253568	$1.283056	2,206,318.674
	2004	$1.124250	$1.253568	2,956,501.655
	2003	$0.922763	$1.124250	2,227,338.303

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Growth - Initial Class	2012	$1.033797	$1.152560	24,230,058.126
Subaccount Inception Date May 1, 2000	2011	$1.089949	$1.033797	27,963,163.440
	2010	$0.939041	$1.089949	18,454,639.693
	2009	$0.737735	$0.939041	20,711,697.307
	2008	$1.386928	$0.737735	23,252,214.807
	2007	$1.210684	$1.386928	27,795,532.345
	2006	$1.130303	$1.210684	35,771,252.835
	2005	$0.984415	$1.130303	35,707,292.058
	2004	$0.862831	$0.984415	39,482,424.421
	2003	$0.667381	$0.862831	36,229,481.330
TA AEGON Money Market - Initial Class	2012	$1.040284	$1.024875	16,646,481.033
Subaccount Inception Date April 8, 1991	2011	$1.055804	$1.040284	21,118,569.618
	2010	$1.071558	$1.055804	23,254,199.285
	2009	$1.086255	$1.071558	25,985,405.325
	2008	$1.076827	$1.086255	49,732,767.366
	2007	$1.040732	$1.076827	28,125,928.235
	2006	$1.008571	$1.040732	20,811,556.153
	2005	$0.994970	$1.008571	18,407,755.261
	2004	$0.999891	$0.994970	24,307,150.128
	2003	$1.007422	$0.999891	23,248,961.889
TA Systematic Small/Mid Cap Value - Initial Class	2012	$2.034727	$2.332960	13,548,929.590
Subaccount Inception Date May 4, 1993	2011	$2.121571	$2.034727	15,060,253.416
	2010	$1.651190	$2.121571	16,772,110.280
	2009	$1.170249	$1.651190	18,422,100.576
	2008	$2.008812	$1.170249	21,054,407.106
	2007	$1.634690	$2.008812	26,387,215.926
	2006	$1.405416	$1.634690	33,529,607.890
	2005	$1.256098	$1.405416	40,584,556.427
	2004	$1.095856	$1.256098	47,250,372.853
	2003	$0.582857	$1.095856	53,827,385.1457
TA AEGON U.S. Government Securities - Initial Class	2012	$1.392059	$1.441919	9,323,332.303
Subaccount Inception Date May 13, 1994	2011	$1.313015	$1.392059	9,955,312.417
	2010	$1.276501	$1.313015	12,648,176.151
	2009	$1.240250	$1.276501	14,015,304.875
	2008	$1.169318	$1.240250	15,633,526.548
	2007	$1.119249	$1.169318	13,273,335.805
	2006	$1.100013	$1.119249	15,204,645.337
	2005	$1.092103	$1.100013	19,018,015.117
	2004	$1.073159	$1.092103	20,912,208.570
	2003	$1.058073	$1.073159	27,447,382.003
TA TS&W International Equity - Initial Class	2012	$1.062925	$1.222547	6,975,372.762
Subaccount Inception Date April 8, 1991	2011	$1.258782	$1.062925	7,781,865.693
	2010	$1.177791	$1.258782	8,745,877.827
	2009	$0.949656	$1.177791	9,766,951.495
	2008	$1.575932	$0.949656	10,377,519.543
	2007	$1.383773	$1.575932	13,354,002.886
	2006	$1.137156	$1.383773	12,842,047.929
	2005	$1.014278	$1.137156	13,449,186.931
	2004	$0.887200	$1.014278	10,770,582.893
	2003	$0.678033	$0.887200	6,020,969.266

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BNP Paribas Large Cap Growth - Initial Class	2012	$1.225706	$1.414354	14,064,297.312
Subaccount Inception Date April 8, 1991	2011	$1.272903	$1.225706	15,527,529.035
	2010	$1.084134	$1.272903	16,345,830.622
	2009	$0.756748	$1.084134	18,141,208.482
	2008	$1.326278	$0.756748	7,589,903.414
	2007	$1.232298	$1.326278	9,209,887.390
	2006	$1.133597	$1.232298	11,149,111.005
	2005	$1.051547	$1.133597	16,328,583.380
	2004	$0.946634	$1.051547	18,345,749.837
	2003	$0.793528	$0.946634	22,954,158.545
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$0.995363	$1.069631	12,043,196.607
Subaccount Inception Date May 1, 2001	2011	$1.082927	$0.995363	13,462,121.005
	2010	$0.820868	$1.082927	7,443,102.303
	2009	$0.518920	$0.820868	7,923,902.251
	2008	$0.980707	$0.518920	8,039,656.982
	2007	$0.812430	$0.980707	9,702,800.654
	2006	$0.750266	$0.812430	10,867,545.320
	2005	$0.708049	$0.750266	13,981,791.177
	2004	$0.670790	$0.708049	17,775,579.011
	2003	$0.531264	$0.670790	19,954,161.928
TA Asset Allocation - Conservative - Service Class	2012	$1.493988	$1.577709	34,024,509.325
Subaccount Inception Date May 1, 2002	2011	$1.481436	$1.493988	29,334,853.713
	2010	$1.383227	$1.481436	23,188,548.413
	2009	$1.124040	$1.383227	18,443,406.477
	2008	$1.451655	$1.124040	11,452,726.544
	2007	$1.388212	$1.451655	8,449,744.689
	2006	$1.290949	$1.388212	6,351,575.848
	2005	$1.247755	$1.290949	5,207,745.184
	2004	$1.157202	$1.247755	3,500,465.264
	2003	$1.000000	$1.157202	453,423.594
TA Asset Allocation - Growth - Service Class	2012	$1.476365	$1.634649	13,288,249.416
Subaccount Inception Date May 1, 2002	2011	$1.588963	$1.476365	12,904,068.069
	2010	$1.406723	$1.588963	12,814,566.186
	2009	$1.102193	$1.406723	10,548,426.746
	2008	$1.857109	$1.102193	8,786,173.859
	2007	$1.753024	$1.857109	13,352,178.114
	2006	$1.543443	$1.753024	11,986,808.749
	2005	$1.399649	$1.543443	10,165,575.167
	2004	$1.247283	$1.399649	7,780,059.897
	2003	$1.000000	$1.247283	286,083.839
TA Asset Allocation - Moderate - Service Class	2012	$1.535934	$1.650977	100,654,700.638
Subaccount Inception Date May 1, 2002	2011	$1.554379	$1.535934	82,472,299.174
	2010	$1.432464	$1.554379	65,246,320.198
	2009	$1.152124	$1.432464	48,632,341.782
	2008	$1.584543	$1.152124	31,297,395.827
	2007	$1.492972	$1.584543	33,014,876.373
	2006	$1.362531	$1.492972	26,062,949.981
	2005	$1.290878	$1.362531	20,040,246.788
	2004	$1.179114	$1.290878	12,083,546.284
	2003	$1.000000	$1.179114	1,060,238.920

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.529364	$1.662940	124,349,434.801
Subaccount Inception Date May 1, 2002	2011	$1.588408	$1.529364	117,749,510.606
	2010	$1.434311	$1.588408	113,505,579.652
	2009	$1.138519	$1.434311	100,183,906.392
	2008	$1.722889	$1.138519	74,147,987.482
	2007	$1.624969	$1.722889	72,667,354.335
	2006	$1.453499	$1.624969	49,669,964.984
	2005	$1.344702	$1.453499	29,743,393.721
	2004	$1.206176	$1.344702	13,026,240.646
	2003	$1.000000	$1.206176	866,132.196
TA International Moderate Growth - Service Class	2012	$0.871423	$0.965634	31,617,709.863
Subaccount Inception Date May 1, 2006	2011	$0.956557	$0.871423	29,136,414.808
	2010	$0.880687	$0.956557	27,217,637.088
	2009	$0.691190	$0.880687	23,283,303.166
	2008	$1.101698	$0.691190	16,094,201.026
	2007	$1.03768	$1.101698	10,484,478.809
	2006	$1.000000	$1.03768	1,585,700.909
TA Barrow Hanley Dividend Focused - Service Class	2012	$1.571597	$1.725844	6,439,929.341
Subaccount Inception Date May 1, 2000	2011	$1.556876	$1.571597	4,693,027.263
	2010	$1.434601	$1.556876	3,873,506.055
	2009	$1.280515	$1.434601	1,363,494.337
	2008	$1.971298	$1.280515	665,750.433
	2007	$1.917627	$1.971298	750,652.143
	2006	$1.668938	$1.917627	614,761.786
	2005	$1.463652	$1.668938	497,499.714
	2004	$1.259049	$1.463652	273,314.811
	2003	$1.000000	$1.259049	19,505.649
TA Clarion Global Real Estate Securities - Service Class	2012	$1.848023	$2.275322	2,821,345.907
Subaccount Inception Date May 1, 2002	2011	$1.995615	$1.848023	2,137,194.645
	2010	$1.756760	$1.995615	1,194,819.376
	2009	$1.340633	$1.756760	499,997.796
	2008	$2.366536	$1.340633	350,357.465
	2007	$2.580481	$2.366536	506,071.765
	2006	$1.845522	$2.580481	276,287.445
	2005	$1.654962	$1.845522	246,527.688
	2004	$1.267846	$1.654962	167,881.007
	2003	$1.000000	$1.267846	21,789.232
TA JPMorgan Enhanced Index - Service Class	2012	$1.378801	$1.576937	933,859.331
Subaccount Inception Date May 1, 1997	2011	$1.392839	$1.378801	457,048.385
	2010	$1.230896	$1.392839	365,258.779
	2009	$0.966132	$1.230896	66,701.703
	2008	$1.569625	$0.966132	56,845.273
	2007	$1.527577	$1.569625	99,229.463
	2006	$1.348625	$1.527577	91,489.060
	2005	$1.326377	$1.348625	73,039.911
	2004	$1.216104	$1.326377	75,952.207
	2003	$1.000000	$1.216104	14,773.275

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class	2012	$1.467598	$1.668593	2,730,660.279
Subaccount Inception Date November 18, 1996	2011	$1.501147	$1.467598	1,980,982.648
	2010	$1.360709	$1.501147	1,961,098.895
	2009	$0.981677	$1.360709	190,014.743
	2008	$1.584415	$0.981677	64,494.745
	2007	$1.445312	$1.584415	148,635.303
	2006	$1.443829	$1.445312	119,454.832
	2005	$1.290888	$1.443829	94,959.310
	2004	$1.203574	$1.290888	34,960.165
	2003	$1.000000	$1.203574	9,467.185
TA Morgan Stanley Capital Growth - Service Class	2012	$1.475975	$1.675125	921,484.943
Subaccount Inception Date May 1, 2000	2011	$1.593493	$1.475975	646,497.923
	2010	$1.272672	$1.593493	412,040.777
	2009	$1.012622	$1.272672	308,956.902
	2008	$1.619720	$1.012622	226,083.052
	2007	$1.631685	$1.619720	445,539.140
	2006	$1.399998	$1.631685	401,984.474
	2005	$1.368850	$1.399998	375,371.710
	2004	$1.275932	$1.368850	334,624.269
	2003	$1.000000	$1.275932	19,388.405
TA AEGON High Yield Bond - Service Class	2012	$1.546734	$1.784325	11,913,250.882
Subaccount Inception Date June 1, 1998	2011	$1.501747	$1.546734	4,612,663.846
	2010	$1.358908	$1.501747	3,075,773.200
	2009	$0.939196	$1.358908	2,185,947.989
	2008	$1.279014	$0.939196	287,355.118
	2007	$1.276255	$1.279014	457,397.140
	2006	$1.171024	$1.276255	417,147.499
	2005	$1.170941	$1.171024	366,253.533
	2004	$1.085403	$1.170941	398,296.667
	2003	$1.000000	$1.085403	150,974.273
TA MFS International Equity - Service Class	2012	$1.616793	$1.941176	1,558,374.028
Subaccount Inception Date May 1, 2001	2011	$1.827773	$1.616793	1,240,204.870
	2010	$1.681853	$1.827773	805,931.948
	2009	$1.290929	$1.681853	512,855.910
	2008	$2.032875	$1.290929	336,816.455
	2007	$1.895435	$2.032875	760,765.644
	2006	$1.565082	$1.895435	278,372.177
	2005	$1.412998	$1.565082	128,146.139
	2004	$1.255588	$1.412998	101,200.554
	2003	$1.000000	$1.255588	276.057
TA PIMCO Total Return - Service Class	2012	$1.370456	$1.448972	37,646,728.713
Subaccount Inception Date May 1, 2002	2011	$1.312870	$1.370456	25,225,114.819
	2010	$1.246128	$1.312870	17,309,040.532
	2009	$1.092698	$1.246128	6,838,365.294
	2008	$1.144309	$1.092698	1,726,062.601
	2007	$1.067572	$1.144309	1,297,631.325
	2006	$1.042889	$1.067572	1,538,811.734
	2005	$1.037408	$1.042889	1,463,556.867
	2004	$1.010392	$1.037408	976,315.714
	2003	$1.000000	$1.010392	142,275.747

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class	2012	$1.943843	$2.210107	3,151,007.829
Subaccount Inception Date May 1, 2000	2011	$1.943542	$1.943843	2,467,702.802
	2010	$1.471490	$1.943542	1,519,465.114
	2009	$1.079705	$1.471490	714,925.002
	2008	$1.723339	$1.079705	362,239.770
	2007	$1.600870	$1.723339	541,949.910
	2006	$1.572316	$1.600870	804,035.563
	2005	$1.445530	$1.572316	752,922.036
	2004	$1.332482	$1.445530	286,574.361
	2003	$1.000000	$1.332482	45,534.520
TA Efficient Markets - Service Class	2012	$1.284573	$1.419962	4,375,933.478
Subaccount Inception Date November 10, 2008	2011	$1.333021	$1.284573	4,239,659.269
	2010	$1.203984	$1.333021	2,409,768.355
	2009	$1.036844	$1.203984	531,851.406
	2008	$1.000000	$1.036844	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.567872	$1.736065	8,740,219.908
Subaccount Inception Date May 1, 2002	2011	$1.533791	$1.567872	7,698,130.080
	2010	$1.256654	$1.533791	5,748,539.281
	2009	$1.012797	$1.256654	2,125,417.511
	2008	$1.524707	$1.012797	1,328,498.848
	2007	$1.365103	$1.524707	704,179.243
	2006	$1.274168	$1.365103	421,334.962
	2005	$1.199769	$1.274168	83,278.420
	2004	$1.098349	$1.199769	41,002.289
	2003	$1.000000	$1.098349	1,576.204
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.438604	$1.499370	13,102,214.833
Subaccount Inception Date May 1, 2002	2011	$1.436219	$1.438604	9,402,118.631
	2010	$1.335549	$1.436219	1,593,165.138
	2009	$1.033496	$1.335549	451,065.211
	2008	$1.665133	$1.033496	278,861.942
	2007	$1.428939	$1.665133	533,892.149
	2006	$1.310709	$1.428939	379,924.087
	2005	$1.284802	$1.310709	316,234.296
	2004	$1.154157	$1.284802	200,826.320
	2003	$1.000000	$1.154157	0.000
TA WMC Diversified Growth - Service Class	2012	$1.423142	$1.582325	3,021,605.083
Subaccount Inception Date May 1, 2000	2011	$1.503523	$1.423142	3,060,237.164
	2010	$1.298972	$1.503523	1,001,287.112
	2009	$1.022880	$1.298972	1,018,724.145
	2008	$1.929018	$1.022880	956,446.038
	2007	$1.687384	$1.929018	1,638,941.455
	2006	$1.580157	$1.687384	1,587,729.572
	2005	$1.379279	$1.580157	1,172,691.536
	2004	$1.210890	$1.379279	613,476.605
	2003	$1.000000	$1.210890	28,112.713
TA AEGON Money Market - Service Class	2012	$1.019683	$1.004609	24,268,769.002
Subaccount Inception Date April 8, 1991	2011	$1.034921	$1.019683	16,936,197.348
	2010	$1.050379	$1.034921	12,496,464.504
	2009	$1.066018	$1.050379	10,703,944.406
	2008	$1.059141	$1.066018	11,099,099.147
	2007	$1.026204	$1.059141	4,124,023.150
	2006	$0.996971	$1.026204	1,927,835.453
	2005	$0.985977	$0.996971	1,533,323.685
	2004	$0.993319	$0.985977	1,015,897.444
	2003	$1.000000	$0.993319	570,320.435

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Systematic Small Mid Cap Value - Service Class	2012	$1.142030	$1.305548	4,506,246.143
Subaccount Inception Date May 4, 1993	2011	$1.193232	$1.142030	4,006,526.416
	2010	$0.931271	$1.193232	2,527,108.191
	2009	$0.661472	$0.931271	700,801.303
	2008	$1.000000	$0.661472	42,873.725
TA AEGON U.S. Government Securities - Service Class	2012	$1.265974	$1.307833	21,082,939.214
Subaccount Inception Date May 13, 1994	2011	$1.197654	$1.265974	12,062,214.950
	2010	$1.166358	$1.197654	11,418,895.108
	2009	$1.136157	$1.166358	5,877,174.025
	2008	$1.073637	$1.136157	1,885,897.901
	2007	$1.030263	$1.073637	361,297.493
	2006	$1.014639	$1.030263	336,762.250
	2005	$1.009806	$1.014639	379,254.151
	2004	$0.996080	$1.009806	310,484.884
	2003	$1.000000	$0.996080	29,776.563
TA Vanguard ETF - Balanced - Service Class	2012	$1.023630	$1.093104	38,483,093.656
Subaccount Inception Date May 1, 2008	2011	$1.023942	$1.023630	23,295,906.340
	2010	$0.938912	$1.023942	9,725,817.279
	2009	$0.817803	$0.938912	13,554,185.023
	2008	$1.000000	$0.817803	131,550.356
TA Vanguard ETF - Growth - Service Class	2012	$0.949931	$1.043955	54,244,131.719
Subaccount Inception Date May 1, 2008	2011	$0.975207	$0.949931	43,631,049.916
	2010	$0.875931	$0.975207	35,148,257.392
	2009	$0.721758	$0.875931	17,391,617.912
	2008	$1.000000	$0.721758	2,012,269.671
TA TS&W International Equity - Service Class	2012	$1.541241	$1.767918	1,235,381.256
Subaccount Inception Date April 8, 1991	2011	$1.831042	$1.541241	1,068,306.135
	2010	$1.717602	$1.831042	976,999.975
	2009	$1.387180	$1.717602	745,245.758
	2008	$2.310106	$1.387180	737,860.075
	2007	$2.034237	$2.310106	1,104,968.644
	2006	$1.676063	$2.034237	636,702.239
	2005	$1.497321	$1.676063	294,472.300
	2004	$1.313437	$1.497321	53,163.663
	2003	$1.000000	$1.313437	0.000
TA BNP Paribas Large Cap Growth - Service Class	2012	$1.461177	$1.681660	1,504,643.571
Subaccount Inception Date April 8, 1991	2011	$1.521607	$1.461177	1,322,334.352
	2010	$1.299201	$1.521607	989,003.337
	2009	$0.908899	$1.299201	768,079.928
	2008	$1.596299	$0.908899	172,819.039
	2007	$1.487354	$1.596299	212,110.806
	2006	$1.371602	$1.487354	156,391.062
	2005	$1.275740	$1.371602	119,875.142
	2004	$1.150762	$1.275740	88,627.963
	2003	$1.000000	$1.150762	58,937.737

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.730832	$1.854746	3,119,116.035
Subaccount Inception Date May 1, 2001	2011	$1.887300	$1.730832	3,164,153.938
	2010	$1.434038	$1.887300	1,121,882.864
	2009	$0.909040	$1.434038	513,541.011
	2008	$1.722779	$0.909040	197,130.488
	2007	$1.430616	$1.722779	297,554.272
	2006	$1.324940	$1.430616	218,807.993
	2005	$1.253128	$1.324940	205,773.131
	2004	$1.189709	$1.253128	181,007.748
	2003	$1.000000	$1.189709	40,928.103
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.265974	$1.307833	12,172,762.330
Subaccount Inception Date November 3, 2003	2011	$1.197654	$1.265974	17,082,804.780
	2010	$1.166358	$1.197654	10,844,525.758
	2009	$1.136157	$1.166358	16,654,125.738
	2008	$1.073637	$1.136157	28,331,587.997
	2007	$1.030263	$1.073637	1,088,666.718
	2006	$1.014639	$1.030263	0.000
	2005	$1.009806	$1.014639	0.000
	2004	$0.996080	$1.009806	41,453.315
	2003	$1.000000	$0.996080	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.867529	$1.005530	1,763,551.537
Subaccount Inception Date May 1, 2002	2011	$0.911460	$0.867529	2,298,099.851
	2010	$0.865048	$0.911460	2,491,022.913
	2009	$0.594311	$0.865048	2,302,655.816
	2008	$1.254298	$0.594311	2,218,596.863
	2007	$1.256087	$1.254298	2,999,816.931
	2006	$1.128805	$1.256087	3,436,577.878
	2005	$1.086700	$1.128805	4,897,660.013
	2004	$0.995176	$1.086700	10,860,882.265
	2003	$0.757796	$0.995176	6,831,640.610
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.963374	462,168.954
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.281555	$1.428555	4,243,178.264
Subaccount Inception Date November 10, 2008	2011	$1.344388	$1.281555	4,358,126.163
	2010	$1.239595	$1.344388	3,176,084.209
	2009	$1.012991	$1.239595	1,834,244.097
	2008	$1.000000	$1.012991	4,854.267
AllianceBernstein Growth and Income Portfolio – Class B	2012	$0.998373	$1.153153	12,903,720.920
Subaccount Inception Date May 1, 2001	2011	$0.955329	$0.998373	11,915,848.073
	2010	$0.859625	$0.955329	11,575,794.661
	2009	$0.724993	$0.859625	12,260,215.305
	2008	$1.240900	$0.724993	13,829,092.150
	2007	$1.201232	$1.240900	17,541,902.338
	2006	$1.042190	$1.201232	20,776,931.762
	2005	$1.011301	$1.042190	25,282,712.943
	2004	$0.922939	$1.011301	28,481,848.687
	2003	$0.708682	$0.922939	32,962,226.168

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.769766	$0.884994	5,643,180.953
Subaccount Inception Date May 1, 2001	2011	$0.811761	$0.769766	6,668,114.227
	2010	$0.750174	$0.811761	6,073,999.550
	2009	$0.555356	$0.750174	6,080,832.422
	2008	$0.936742	$0.555356	6,029,469.456
	2007	$0.836930	$0.936742	6,654,184.993
	2006	$0.854933	$0.836930	8,634,773.055
	2005	$0.755575	$0.854933	10,642,284.551
	2004	$0.707865	$0.755575	10,876,037.049
	2003	$0.582390	$0.707865	13,584,742.052
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.997180	$1.127958	8,677,473.265
Subaccount Inception Date May 1, 2008	2011	$1.052371	$0.997180	7,118,121.215
	2010	$0.907083	$1.052371	4,652,314.477
	2009	$0.665606	$0.907083	3,276,384.444
	2008	$1.000000	$0.665606	506,583.145
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.463049	$1.673956	19,064,067.062
Subaccount Inception Date May 1, 2000	2011	$1.527482	$1.463049	18,864,025.723
	2010	$1.325944	$1.527482	19,352,445.444
	2009	$0.993465	$1.325944	18,686,857.250
	2008	$1.759659	$0.993465	20,363,663.863
	2007	$1.522722	$1.759659	23,269,209.997
	2006	$1.386943	$1.522722	26,629,871.908
	2005	$1.206785	$1.386943	28,768,446.814
	2004	$1.063687	$1.206785	21,910,676.804
	2003	$0.842179	$1.063687	19,355,754.646
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.064793	$1.227884	7,217,321.341
Subaccount Inception Date May 1, 2000	2011	$1.073705	$1.064793	8,869,225.071
	2010	$0.948336	$1.073705	8,703,300.422
	2009	$0.741092	$0.948336	8,720,273.355
	2008	$1.315429	$0.741092	10,132,976.464
	2007	$1.318490	$1.315429	12,605,279.260
	2006	$1.115838	$1.318490	15,840,155.328
	2005	$1.072770	$1.115838	15,676,904.613
	2004	$0.978943	$1.072770	18,240,147.809
	2003	$0.764145	$0.978943	19,226,593.893
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.846465	$0.954001	6,129,997.107
Subaccount Inception Date May 1, 2001	2011	$0.859417	$0.846465	7,894,455.150
	2010	$0.704251	$0.859417	6,485,080.290
	2009	$0.558594	$0.704251	5,776,561.722
	2008	$1.076102	$0.558594	6,494,918.719
	2007	$0.862415	$1.076102	8,217,782.687
	2006	$0.821333	$0.862415	8,000,489.513
	2005	$0.790140	$0.821333	9,098,708.664
	2004	$0.777739	$0.790140	10,723,087.028
	2003	$0.595582	$0.777739	11,024,505.533
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2012	$0.977781	$1.149391	846,571.265
Subaccount Inception Date May 1, 2000	2011	$0.973264	$0.977781	1,001,261.435
	2010	$0.800043	$0.973264	1,160,526.601
	2009	$0.558254	$0.800043	1,241,073.854
	2008	$1.263124	$0.558254	1,369,677.768
	2007	$1.043217	$1.263124	1,710,519.971
	2006	$1.007259	$1.043217	1,993,001.368
	2005	$0.940705	$1.007259	2,204,922.790
	2004	$0.893302	$0.940705	2,450,315.226
	2003	$0.700666	$0.893302	2,709,639.036

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.031945	$2.293268	14,968,433.524
Subaccount Inception Date May 1, 2000	2011	$2.313438	$2.031945	16,543,612.315
	2010	$1.826305	$2.313438	18,217,206.864
	2009	$1.326417	$1.826305	18,842,595.591
	2008	$2.229383	$1.326417	21,517,584.774
	2007	$1.962071	$2.229383	26,692,689.680
	2006	$1.771680	$1.962071	32,477,599.946
	2005	$1.523667	$1.771680	43,061,630.888
	2004	$1.240664	$1.523667	42,429,335.480
	2003	$0.910846	$1.240664	44,963,083.179
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.292052	$1.617356	5,112,909.620
Subaccount Inception Date May 1, 2002	2011	$1.441694	$1.292052	4,962,833.155
	2010	$1.158245	$1.441694	5,180,243.294
	2009	$0.748075	$1.158245	5,048,353.346
	2008	$1.558794	$0.748075	5,006,840.688
	2007	$1.500649	$1.558794	6,603,029.447
	2006	$1.312926	$1.500649	6,929,838.747
	2005	$1.300991	$1.312926	7,225,570.085
	2004	$1.160021	$1.300991	10,344,797.767
	2003	$0.748203	$1.160021	6,968,611.191
Franklin Income Securities Fund - Class 2	2012	$1.005351	$1.115734	13,125,725.645
Subaccount Inception Date May 1, 2007	2011	$0.996636	$1.005351	13,351,180.746
	2010	$0.897800	$0.996636	7,819,838.498
	2009	$0.672044	$0.897800	5,134,949.174
	2008	$0.969756	$0.672044	2,245,505.680
	2007	$1.000000	$0.969756	785,173.699
Mutual Shares Securities Fund - Class 2	2012	$0.792094	$0.891475	4,313,421.665
Subaccount Inception Date May 1, 2007	2011	$0.812424	$0.792094	5,393,707.555
	2010	$0.741580	$0.812424	4,402,885.407
	2009	$0.597154	$0.741580	2,628,590.852
	2008	$0.963806	$0.597154	1,566,042.343
	2007	$1.000000	$0.963806	1,002,853.368
Templeton Foreign Securities Fund - Class 2	2012	$0.796770	$0.928048	8,434,799.032
Subaccount Inception Date May 1, 2007	2011	$0.904935	$0.796770	8,864,265.081
	2010	$0.847271	$0.904935	7,049,314.050
	2009	$0.627531	$0.847271	4,689,616.951
	2008	$1.068371	$0.627531	2,469,360.292
	2007	$1.000000	$1.068371	1,831,308.700
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.329378	$1.506093	10,608,245.203
Subaccount Inception Date November 10, 2008	2011	$1.374241	$1.329378	10,591,618.060
	2010	$1.267151	$1.374241	8,192,991.354
	2009	$0.990309	$1.267151	3,962,360.580
	2008	$1.000000	$0.990309	117,705.756
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.196068	$1.378468	2,066,071.319
Subaccount Inception Date October 9, 2000	2011	$1.234365	$1.196068	2,770,633.806
	2010	$0.998153	$1.234365	2,865,041.474
	2009	$0.701396	$0.998153	3,398,124.257
	2008	$1.268144	$0.701396	4,114,689.451
	2007	$1.057376	$1.268144	5,264,274.983
	2006	$0.947165	$1.057376	4,458,367.003
	2005	$0.858123	$0.947165	5,582,814.115
	2004	$0.722993	$0.858123	6,043,121.539
	2003	$0.544519	$0.722993	15,111,459.595

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2012	$1.445927	$1.578171	414,383.010
Subaccount Inception Date December 31, 2002	2011	$1.512686	$1.445927	429,328.072
	2010	$1.330883	$1.512686	449,469.489
	2009	$1.016285	$1.330883	514,013.861
	2008	$1.430694	$1.016285	589,540.575
	2007	$1.355083	$1.430694	783,225.891
	2006	$1.195287	$1.355083	892,776.255
	2005	$1.102842	$1.195287	1,031,205.022
	2004	$0.950284	$1.102842	1,137,462.679
	2003	$0.683026	$0.950284	1,242,714.283
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.709560	$0.837856	6,943,163.234
Subaccount Inception Date October 9, 2000	2011	$0.837304	$0.709560	8,995,800.714
	2010	$0.735679	$0.837304	9,051,516.019
	2009	$0.543445	$0.735679	9,041,165.400
	2008	$0.999477	$0.543445	8,386,827.941
	2007	$0.927683	$0.999477	10,186,109.410
	2006	$0.798359	$0.927683	10,746,902.560
	2005	$0.767566	$0.798359	11,328,714.340
	2004	$0.745357	$0.767566	11,850,013.856
	2003	$0.611673	$0.745357	13,523,663.769
MFS® New Discovery Series – Service Class	2012	$1.345938	$1.603039	5,483,321.332
Subaccount Inception Date May 1, 2002	2011	$1.526253	$1.345938	6,298,081.037
	2010	$1.139562	$1.526253	5,352,663.651
	2009	$0.709950	$1.139562	3,466,326.583
	2008	$1.191553	$0.709950	1,891,304.781
	2007	$1.182905	$1.191553	2,305,906.591
	2006	$1.063134	$1.182905	3,073,539.323
	2005	$1.027353	$1.063134	3,699,243.471
	2004	$0.981842	$1.027353	4,224,900.842
	2003	$0.746874	$0.981842	4,005,302.089
MFS® Total Return Series – Service Class	2012	$1.252772	$1.369109	4,938,016.602
Subaccount Inception Date May 1, 2002	2011	$1.251683	$1.252772	5,955,705.991
	2010	$1.158823	$1.251683	5,722,814.265
	2009	$0.999117	$1.158823	5,457,285.240
	2008	$1.305576	$0.999117	6,021,309.293
	2007	$1.275094	$1.305576	4,751,401.524
	2006	$1.159404	$1.275094	5,513,174.164
	2005	$1.146954	$1.159404	6,627,381.834
	2004	$1.048576	$1.146954	5,741,220.139
	2003	$0.917454	$1.048576	4,628,848.709
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.108731	$1.265353	12,129,840.585
Subaccount Inception Date November 19, 2009	2011	$1.114202	$1.108731	11,002,812.595
	2010	$1.008165	$1.114202	5,888,366.869
	2009	$0.989782	$1.008165	342,751.375
American Funds - Bond Fund - Class 2(4)	2012	$1.083204	$1.121116	6,723,163.334
Subaccount Inception Date November 19, 2009	2011	$1.039220	$1.083204	4,335,253.677
	2010	$0.993876	$1.039220	1,758,795.251
	2009	$1.000903	$0.993876	150,622.372
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.064468	$1.228334	3,289,417.936
Subaccount Inception Date November 19, 2009	2011	$1.103785	$1.064468	2,221,314.046
	2010	$1.008415	$1.103785	1,691,024.699
	2009	$0.986806	$1.008415	17,907.186

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth Fund - Class 2(4)	2012	$1.099591	$1.273284	5,880,491.065
Subaccount Inception Date November 19, 2009	2011	$1.169354	$1.099591	3,905,538.641
	2010	$1.003022	$1.169354	2,225,606.298
	2009	$0.986485	$1.003022	28,512.540
American Funds - International Fund - Class 2(4)	2012	$0.872941	$1.010962	4,196,512.257
Subaccount Inception Date November 19, 2009	2011	$1.032876	$0.872941	3,081,847.882
	2010	$0.980531	$1.032876	1,913,942.901
	2009	$0.982915	$0.980531	36,301.797
GE Investments Total Return Fund - Class 3(3)	2012	$1.028571	$1.135198	2,619,636.167
Subaccount Inception Date November 19, 2009	2011	$1.079477	$1.028571	1,967,086.227
	2010	$1.003804	$1.079477	715,680.337
	2009	$0.988814	$1.003804	2,605.961
TA BlackRock Global Allocation - Service Class(1)	2012	$1.230599	$1.331962	63,404,565.105
Subaccount Inception Date May 1, 2009	2011	$1.300004	$1.230599	56,581,753.707
	2010	$1.203183	$1.300004	33,542,967.877
	2009	$1.000000	$1.203183	4,602,981.694
TA BlackRock Tactical Allocation - Service Class	2012	$1.352082	$1.465379	43,155,941.968
Subaccount Inception Date May 1, 2009	2011	$1.322799	$1.352082	24,453,867.417
	2010	$1.206946	$1.322799	11,910,953.011
	2009	$1.000000	$1.206946	1,621,280.990
TA Janus Balanced - Service Class	2012	$0.879968	$0.975267	9,318,857.489
Subaccount Inception Date November 19, 2009	2011	$1.001403	$0.879968	6,167,664.040
	2010	$0.985842	$1.001403	4,302,364.392
	2009	$0.986575	$0.985842	286,431.450
TA PIMCO Tactical - Balanced - Service Class	2012	$0.923880	$0.919103	7,826,328.936
Subaccount Inception Date November 19, 2009	2011	$0.970792	$0.923880	7,354,858.586
	2010	$1.020671	$0.970792	5,339,433.969
	2009	$0.998162	$1.020671	174,804.927
TA PIMCO Tactical - Conservative - Service Class	2012	$0.898985	$0.899120	4,863,404.671
Subaccount Inception Date November 19, 2009	2011	$0.986000	$0.898985	3,804,137.088
	2010	$1.022422	$0.986000	3,059,329.025
	2009	$0.997269	$1.022422	26,955.702
TA PIMCO Tactical - Growth - Service Class	2012	$0.870065	$0.863059	5,300,746.806
Subaccount Inception Date November 19, 2009	2011	$0.999152	$0.870065	4,965,305.872
	2010	$1.021338	$0.999152	3,023,113.324
	2009	$0.996400	$1.021338	174,362.523
TA Hanlon Income - Service Class	2012	$1.003967	$1.023367	16,207,808.504
Subaccount Inception Date November 19, 2009	2011	$0.990002	$1.003967	19,542,490.768
	2010	$1.003681	$0.990002	22,183,398.824
	2009	$0.999959	$1.003681	2,483,443.133
TA Vanguard ETF - Aggressive Growth - Service Class	2012	$1.092834	$1.254972	4,107,510.649
Subaccount Inception Date November 19, 2009	2011	$1.154451	$1.092834	2,486,221.859
	2010	$1.024203	$1.154451	1,238,040.957
	2009	$0.999959	$1.024203	0.000
TA Vanguard ETF - Conservative - Service Class	2012	$1.093979	$1.149041	8,605,627.676
Subaccount Inception Date November 19, 2009	2011	$1.076184	$1.093979	3,537,223.547
	2010	$0.998250	$1.076184	1,073,755.591
	2009	$0.999959	$0.998250	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class	2012	$1.248810	$1.479221	3,966,492.311
Subaccount Inception Date November 19, 2009	2011	$1.245950	$1.248810	2,836,009.006
	2010	$1.029652	$1.245950	1,188,659.684
	2009	$0.985158	$1.029652	0.000
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.320009	$0.222465	44,957,963.655
Subaccount inception Date May 1, 2009	2011	$0.405751	$0.320009	45,168,626.840
	2010	$0.562345	$0.405751	3,584,184.325
	2009	$1.000000	$0.562345	172,759.606
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.960465	$1.024706	11,605,767.331
Subaccount inception date May 2, 2011	2011	$1.000000	$0.960465	1,772,627.161
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.980272	$1.031189	12,682,093.880
Subaccount inception date May 2, 2011	2011	$1.000000	$0.980272	7,436,026.896
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.919864	$1.005469	16,635,454.489
Subaccount inception date May 2, 2011	2011	$1.000000	$0.919864	9,805,060.739
TA JPMorgan Core Bond - Service Class	2012	$1.043947	$1.077338	4,299,515.063
Subaccount inception date May 2, 2011	2011	$1.000000	$1.043947	3,205,251.506
TA JPMorgan Tactical Allocation - Service Class	2012	$0.995114	$1.053540	12,456,648.148
Subaccount inception date May 2, 2011	2011	$1.000000	$0.995114	3,272,895.640
TA PIMCO Real Return TIPS - Service Class	2012	$1.066426	$1.116750	8,643,082.748
Subaccount inception date May 2, 2011	2011	$1.000000	$1.066426	2,624,256.684
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.008908	3,134,814.610
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.003956	1,616,834.461
TA Market Participation Strategy - Service Class
Subaccount inception date September 17, 2012	2012	$1.000000	$0.989747	1,368,852.803

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class	2012	$1.442720	$1.528836	4,136,342.933
Subaccount Inception Date May 1, 2002	2011	$1.425031	$1.442720	4,450,855.988
	2010	$1.326496	$1.425031	4,588,907.539
	2009	$1.074117	$1.326496	4,562,527.250
	2008	$1.381913	$1.074117	4,133,585.058
	2007	$1.317265	$1.381913	3,948,873.211
	2006	$1.220383	$1.317265	3,419,725.545
	2005	$1.176448	$1.220383	3,071,029.489
	2004	$1.087333	$1.176448	2,424,715.701
	2003	$0.896994	$1.087333	1,220,110.043
TA Asset Allocation - Growth - Initial Class	2012	$1.264501	$1.404033	3,265,176.816
Subaccount Inception Date May 1, 2002	2011	$1.355615	$1.264501	3,824,200.710
	2010	$1.195798	$1.355615	3,793,897.159
	2009	$0.934025	$1.195798	4,244,659.141
	2008	$1.569060	$0.934025	4,449,728.531
	2007	$1.476629	$1.569060	5,094,102.056
	2006	$1.294993	$1.476629	6,278,577.331
	2005	$1.169884	$1.294993	2,984,017.487
	2004	$1.038925	$1.169884	2,293,997.820
	2003	$0.805402	$1.038925	1,067,280.369

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class	2012	$1.431983	$1.545347	6,433,354.797
Subaccount Inception Date May 1, 2002	2011	$1.443528	$1.431983	6,925,236.216
	2010	$1.326130	$1.443528	7,684,200.997
	2009	$1.063828	$1.326130	7,457,633.762
	2008	$1.457116	$1.063828	7,774,676.624
	2007	$1.368733	$1.457116	8,098,229.082
	2006	$1.244946	$1.368733	7,622,795.972
	2005	$1.174865	$1.244946	5,966,622.805
	2004	$1.069495	$1.174865	5,444,219.106
	2003	$0.868490	$1.069495	4,984,402.867
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.373886	$1.499056	5,443,398.983
Subaccount Inception Date May 1, 2002	2011	$1.421687	$1.373886	6,663,040.221
	2010	$1.278814	$1.421687	7,013,369.259
	2009	$1.011811	$1.278814	7,060,340.141
	2008	$1.526006	$1.011811	7,733,952.977
	2007	$1.435364	$1.526006	9,730,888.369
	2006	$1.278529	$1.435364	9,532,074.554
	2005	$1.179485	$1.278529	7,224,952.047
	2004	$1.053363	$1.179485	5,711,319.819
	2003	$0.839908	$1.053363	3,099,006.622
TA Barrow Hanley Dividend Focused - Initial Class	2012	$1.456743	$1.604940	33,422,698.240
Subaccount Inception Date May 1, 2000	2011	$1.437773	$1.456743	39,204,255.339
	2010	$1.320019	$1.437773	45,565,914.596
	2009	$1.174217	$1.320019	20,784,592.785
	2008	$1.801104	$1.174217	2,184,246.852
	2007	$1.745501	$1.801104	2,362,995.997
	2006	$1.513729	$1.745501	2,612,543.126
	2005	$1.323836	$1.513729	2,954,561.809
	2004	$1.134367	$1.323836	2,484,398.258
	2003	$0.886287	$1.134367	2,260,879.5064
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.868540	$2.307934	924,422.692
Subaccount Inception Date May 1, 2002	2011	$2.009964	$1.868540	1,124,926.075
	2010	$1.762024	$2.009964	1,250,627.099
	2009	$1.339169	$1.762024	1,415,132.812
	2008	$2.356813	$1.339169	1,582,150.817
	2007	$2.561764	$2.356813	1,769,910.269
	2006	$1.825716	$2.561764	2,401,286.773
	2005	$1.631387	$1.825716	2,246,678.414
	2004	$1.245119	$1.631387	2,263,113.857
	2003	$0.930127	$1.245119	1,791,793.908
TA JPMorgan Enhanced Index - Initial Class	2012	$1.547016	$1.774989	5,366,681.611
Subaccount Inception Date May 1, 1997	2011	$1.557120	$1.547016	6,277,601.940
	2010	$1.370867	$1.557120	6,697,496.728
	2009	$1.072662	$1.370867	6,894,886.783
	2008	$1.736224	$1.072662	7,179,508.071
	2007	$1.684237	$1.736224	8,534,527.928
	2006	$1.480999	$1.684237	10,011,002.407
	2005	$1.451467	$1.480999	8,953,687.752
	2004	$1.325747	$1.451467	9,446,389.081
	2003	$1.042538	$1.325747	11,472,576.764

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class	2012	$0.943185	$1.076768	26,525,019.462
Subaccount Inception Date November 18, 1996	2011	$0.962411	$0.943185	29,907,267.590
	2010	$0.869294	$0.962411	33,176,693.389
	2009	$0.625130	$0.869294	3,862,502.777
	2008	$1.006325	$0.625130	4,297,491.595
	2007	$0.915116	$1.006325	5,084,968.349
	2006	$0.910023	$0.915116	6,265,239.244
	2005	$0.810917	$0.910023	7,527,635.160
	2004	$0.753515	$0.810917	7,600,074.327
	2003	$0.593335	$0.753515	8,227,504.800
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.223626	$1.394255	2,184,404.919
Subaccount Inception Date May 1, 2000	2011	$1.317216	$1.223626	2,433,611.411
	2010	$1.048083	$1.317216	1,995,474.266
	2009	$0.830857	$1.048083	2,243,307.369
	2008	$1.324021	$0.830857	2,555,330.125
	2007	$1.328898	$1.324021	3,128,876.437
	2006	$1.136546	$1.328898	3,583,485.629
	2005	$1.107261	$1.136546	4,347,646.566
	2004	$1.028766	$1.107261	4,447,900.656
	2003	$0.771838	$1.028766	4,299,974.612
TA AEGON High Yield Bond - Initial Class	2012	$1.644974	$1.903896	2,834,051.928
Subaccount Inception Date June 1, 1998	2011	$1.592018	$1.644974	3,177,342.123
	2010	$1.435735	$1.592018	3,152,682.214
	2009	$0.988767	$1.435735	3,372,781.616
	2008	$1.340423	$0.988767	3,464,659.433
	2007	$1.334548	$1.340423	4,301,288.251
	2006	$1.219659	$1.334548	5,442,545.652
	2005	$1.214656	$1.219659	6,408,441.406
	2004	$1.122105	$1.214656	8,643,646.431
	2003	$0.966374	$1.122105	9,496,015.879
TA MFS International Equity - Initial Class	2012	$1.047888	$1.262298	1,727,100.976
Subaccount Inception Date May 1, 2001	2011	$1.181344	$1.047888	1,887,071.714
	2010	$1.084084	$1.181344	1,386,403.845
	2009	$0.828492	$1.084084	1,394,947.327
	2008	$1.298322	$0.828492	1,536,193.825
	2007	$1.206202	$1.298322	1,865,662.326
	2006	$0.993791	$1.206202	2,054,157.754
	2005	$0.892808	$0.993791	1,642,028.159
	2004	$0.791771	$0.892808	1,446,391.680
	2003	$0.640777	$0.791771	1,411,670.494
TA PIMCO Total Return - Initial Class	2012	$1.519235	$1.611259	7,163,955.813
Subaccount Inception Date May 1, 2002	2011	$1.449581	$1.519235	7,783,485.518
	2010	$1.371221	$1.449581	8,715,554.840
	2009	$1.198265	$1.371221	8,129,237.918
	2008	$1.249982	$1.198265	7,431,706.868
	2007	$1.163454	$1.249982	6,170,427.327
	2006	$1.132042	$1.163454	6,593,664.567
	2005	$1.121717	$1.132042	5,792,288.584
	2004	$1.088527	$1.121717	4,883,932.170
	2003	$1.052178	$1.088527	6,311,547.882

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class	2012	$1.132477	$1.291996	2,094,579.967
Subaccount Inception Date May 1, 2000	2011	$1.129182	$1.132477	2,340,674.995
	2010	$0.851754	$1.129182	2,326,057.744
	2009	$0.622691	$0.851754	2,191,490.584
	2008	$0.990536	$0.622691	2,306,402.700
	2007	$0.916411	$0.990536	2,368,637.184
	2006	$0.897026	$0.916411	2,965,980.909
	2005	$0.822294	$0.897026	3,163,626.920
	2004	$0.755520	$0.822294	3,430,777.931
	2003	$0.545628	$0.755520	4,229,982.710
TA Multi-Managed Balanced - Initial Class	2012	$1.549757	$1.720340	1,080,796.020
Subaccount Inception Date May 1, 2002	2011	$1.510448	$1.549757	645,762.772
	2010	$1.233952	$1.510448	564,443.388
	2009	$0.990695	$1.233952	522,107.535
	2008	$1.486147	$0.990695	391,721.575
	2007	$1.326575	$1.486147	385,306.598
	2006	$1.232622	$1.326575	463,377.407
	2005	$1.157655	$1.232622	393,584.249
	2004	$1.056091	$1.157655	499,023.545
	2003	$0.940213	$1.056091	448,385.546
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.437321	$1.504417	878,454.550
Subaccount Inception Date May 1, 2002	2011	$1.431436	$1.437321	945,525.468
	2010	$1.328102	$1.431436	942,208.394
	2009	$1.025677	$1.328102	1,008,425.388
	2008	$1.647615	$1.025677	1,106,099.713
	2007	$1.408357	$1.647615	1,072,626.840
	2006	$1.287698	$1.408357	988,666.962
	2005	$1.256871	$1.287698	863,980.614
	2004	$1.126105	$1.256871	720,107.967
	2003	$0.923378	$1.126105	629,683.607
TA WMC Diversified Growth - Initial Class	2012	$0.808764	$0.902570	51,957,567.362
Subaccount Inception Date May 1, 2000	2011	$0.851858	$0.808764	59,331,848.303
	2010	$0.733184	$0.851858	59,398,807.132
	2009	$0.575444	$0.733184	65,225,513.298
	2008	$1.080758	$0.575444	71,304,107.852
	2007	$0.942483	$1.080758	82,865,065.911
	2006	$0.879044	$0.942483	100,246,006.638
	2005	$0.764836	$0.879044	4,938,559.777
	2004	$0.669708	$0.764836	4,247,712.073
	2003	$0.517494	$0.669708	2,453,362.766
TA AEGON Money Market - Initial Class	2012	$1.424033	$1.404323	6,522,077.004
Subaccount Inception Date April 8, 1991	2011	$1.443835	$1.424033	8,237,146.762
	2010	$1.463956	$1.443835	8,248,211.347
	2009	$1.482566	$1.463956	10,004,040.280
	2008	$1.468242	$1.482566	13,554,516.740
	2007	$1.417616	$1.468242	12,254,198.760
	2006	$1.372479	$1.417616	12,870,649.080
	2005	$1.352646	$1.372479	11,847,869.456
	2004	$1.357996	$1.352646	16,419,189.782
	2003	$1.366869	$1.357996	20,068,862.583

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Systematic Small/Mid Cap Value - Initial Class	2012	$6.663030	$7.647247	5,157,941.121
Subaccount Inception Date May 4, 1993	2011	$6.940581	$6.663030	6,042,755.946
	2010	$5.396438	$6.940581	6,976,760.074
	2009	$3.820872	$5.396438	7,926,847.518
	2008	$6.552295	$3.820872	9,095,142.691
	2007	$5.326698	$6.552295	10,906,081.360
	2006	$4.575107	$5.326698	13,564,029.821
	2005	$4.084993	$4.575107	15,756,634.740
	2004	$3.560345	$4.084993	18,764,500.265
	2003	$1.891803	$3.560345	22,342,963.652
TA AEGON U.S. Government Securities - Initial Class	2012	$1.958786	$2.030943	5,011,222.035
Subaccount Inception Date May 13, 1994	2011	$1.845743	$1.958786	5,573,586.900
	2010	$1.792649	$1.845743	6,811,157.520
	2009	$1.740018	$1.792649	7,234,033.846
	2008	$1.638874	$1.740018	8,357,609.566
	2007	$1.567147	$1.638874	8,953,603.231
	2006	$1.538696	$1.567147	11,240,369.687
	2005	$1.526143	$1.538696	12,608,834.295
	2004	$1.498190	$1.526143	15,271,006.709
	2003	$1.475683	$1.498190	20,569,266.516
TA TS&W International Equity - Initial Class	2012	$1.587105	$1.827259	8,551,871.566
Subaccount Inception Date April 8, 1991	2011	$1.877702	$1.587105	9,901,353.400
	2010	$1.755151	$1.877702	11,539,750.219
	2009	$1.413790	$1.755151	12,873,999.163
	2008	$2.343832	$1.413790	14,696,282.662
	2007	$2.056012	$2.343832	18,058,552.002
	2006	$1.687937	$2.056012	21,744,301.963
	2005	$1.504078	$1.687937	25,162,969.729
	2004	$1.314348	$1.504078	28,683,643.440
	2003	$1.003493	$1.314348	33,155,822.780
TA BNP Paribas Large Cap Growth - Initial Class	2012	$3.453866	$3.989387	8,635,776.614
Subaccount Inception Date April 8, 1991	2011	$3.583343	$3.453866	10,007,245.067
	2010	$3.048951	$3.583343	11,520,112.968
	2009	$2.126141	$3.048951	13,227,358.924
	2008	$3.722594	$2.126141	14,289,118.980
	2007	$3.455380	$3.722594	17,279,574.399
	2006	$3.175486	$3.455380	22,094,037.950
	2005	$2.942759	$3.175486	26,617,284.696
	2004	$2.646551	$2.942759	30,694,481.010
	2003	$2.216306	$2.646551	36,250,554.827
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$1.005894	$1.082014	1,895,813.058
Subaccount Inception Date May 1, 2001	2011	$1.093306	$1.005894	2,391,949.939
	2010	$0.827922	$1.093306	1,634,298.148
	2009	$0.522860	$0.827922	1,557,250.291
	2008	$0.987189	$0.522860	1,447,535.824
	2007	$0.816984	$0.987189	513,459.269
	2006	$0.753727	$0.816984	439,548.832
	2005	$0.710611	$0.753727	531,509.536
	2004	$0.672550	$0.710611	685,116.597
	2003	$0.532132	$0.672550	782,303.275

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.294588	$1.338732	20,491.808
Subaccount Inception Date November 3, 2003	2011	$1.223523	$1.294588	35,027.809
	2010	$1.190380	$1.223523	17,647.775
	2009	$1.158420	$1.190380	30,146.753
	2008	$1.093594	$1.158420	123,244.888
	2007	$1.048367	$1.093594	0.000
	2006	$1.031447	$1.048367	0.000
	2005	$1.025525	$1.031447	0.000
	2004	$1.010586	$1.025525	0.000
	2003	$1.000000	$1.010586	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.875841	$1.016170	203,994.565
Subaccount Inception Date May 1, 2002	2011	$0.919289	$0.875841	242,692.547
	2010	$0.871620	$0.919289	256,356.590
	2009	$0.598231	$0.871620	380,857.698
	2008	$1.261330	$0.598231	255,816.689
	2007	$1.261880	$1.261330	316,327.161
	2006	$1.132885	$1.261880	414,122.070
	2005	$1.089564	$1.132885	503,104.338
	2004	$0.996809	$1.089564	791,758.449
	2003	$0.758298	$0.996809	653,356.353
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.964032	60,835.601
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.008920	$1.166494	1,090,567.147
Subaccount Inception Date May 1, 2001	2011	$0.964479	$1.008920	1,096,542.580
	2010	$0.867005	$0.964479	915,534.930
	2009	$0.730495	$0.867005	1,062,378.786
	2008	$1.249071	$0.730495	1,319,726.853
	2007	$1.207946	$1.249071	1,580,014.437
	2006	$1.046993	$1.207946	1,925,193.807
	2005	$1.014966	$1.046993	2,095,954.399
	2004	$0.925364	$1.014966	2,213,002.340
	2003	$0.709849	$0.925364	2,919,580.726
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.777914	$0.895253	415,483.023
Subaccount Inception Date May 1, 2001	2011	$0.819539	$0.777914	503,085.905
	2010	$0.756619	$0.819539	522,188.267
	2009	$0.559572	$0.756619	519,535.692
	2008	$0.942925	$0.559572	449,692.281
	2007	$0.841626	$0.942925	497,448.926
	2006	$0.858880	$0.841626	636,180.984
	2005	$0.758307	$0.858880	724,322.499
	2004	$0.709730	$0.758307	310,432.795
	2003	$0.583349	$0.709730	449,386.012
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.244196	$1.424962	4,283,149.447
Subaccount Inception Date May 1, 2000	2011	$1.297713	$1.244196	5,020,305.328
	2010	$1.125366	$1.297713	5,496,754.401
	2009	$0.842351	$1.125366	5,297,430.381
	2008	$1.490512	$0.842351	5,636,919.490
	2007	$1.288533	$1.490512	6,037,496.683
	2006	$1.172486	$1.288533	6,974,832.128
	2005	$1.019188	$1.172486	6,270,828.873
	2004	$0.897454	$1.019188	5,311,705.255
	2003	$0.709863	$0.897454	4,971,317.010

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.163980	$1.343597	1,252,096.435
Subaccount Inception Date May 1, 2000	2011	$1.172556	$1.163980	1,479,502.816
	2010	$1.034630	$1.172556	1,419,263.706
	2009	$0.807737	$1.034630	1,534,495.184
	2008	$1.432302	$0.807737	1,786,847.033
	2007	$1.434215	$1.432302	3,199,475.952
	2006	$1.212580	$1.434215	2,608,581.139
	2005	$1.164636	$1.212580	2,717,508.685
	2004	$1.061718	$1.164636	3,141,991.555
	2003	$0.827945	$1.061718	2,793,695.507
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.855411	$0.965031	715,853.384
Subaccount Inception Date May 1, 2001	2011	$0.867643	$0.855411	858,149.032
	2010	$0.710288	$0.867643	880,427.347
	2009	$0.562844	$0.710288	877,970.161
	2008	$1.083210	$0.562844	913,966.649
	2007	$0.867250	$1.083210	1,167,143.069
	2006	$0.825131	$0.867250	936,049.101
	2005	$0.793008	$0.825131	1,264,396.235
	2004	$0.779797	$0.793008	1,034,920.298
	2003	$0.596567	$0.779797	988,139.906
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2012	$0.773278	$0.909910	13,648.279
Subaccount Inception Date May 1, 2000	2011	$0.768942	$0.773278	25,358.207
	2010	$0.631473	$0.768942	27,375.574
	2009	$0.440186	$0.631473	29,312.700
	2008	$0.994989	$0.440186	30,426.570
	2007	$0.820943	$0.994989	51,273.439
	2006	$0.791876	$0.820943	39,307.572
	2005	$0.738821	$0.791876	89,507.794
	2004	$0.700898	$0.738821	118,901.024
	2003	$0.549208	$0.700898	341,033.931
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.117979	$2.392732	2,169,690.092
Subaccount Inception Date May 1, 2000	2011	$2.409019	$2.117979	2,613,500.424
	2010	$1.899892	$2.409019	2,977,928.551
	2009	$1.378498	$1.899892	3,178,397.215
	2008	$2.314639	$1.378498	3,560,804.880
	2007	$2.035076	$2.314639	4,794,762.563
	2006	$1.835788	$2.035076	4,834,681.263
	2005	$1.577251	$1.835788	5,535,828.984
	2004	$1.283034	$1.577251	5,603,251.971
	2003	$0.941019	$1.283034	5,692,957.397
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.304448	$1.634493	795,451.152
Subaccount Inception Date May 1, 2002	2011	$1.454089	$1.304448	659,665.747
	2010	$1.167052	$1.454089	873,876.697
	2009	$0.753024	$1.167052	787,878.876
	2008	$1.567541	$0.753024	687,657.831
	2007	$1.507568	$1.567541	928,457.725
	2006	$1.317677	$1.507568	1,383,960.576
	2005	$1.304413	$1.317677	930,774.153
	2004	$1.161919	$1.304413	1,288,798.176
	2003	$0.748696	$1.161919	930,745.632

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income Securities Fund - Class 2	2012	$1.009965	$1.121956	1,379,110.322
Subaccount Inception Date May 1, 2007	2011	$1.000224	$1.009965	1,267,294.579
	2010	$0.900151	$1.000224	866,859.982
	2009	$0.673149	$0.900151	588,084.456
	2008	$0.970390	$0.673149	339,607.740
	2007	$1.000000	$0.970390	385,197.037
Mutual Shares Securities Fund - Class 2	2012	$0.795747	$0.896470	498,858.763
Subaccount Inception Date May 1, 2007	2011	$0.815369	$0.795747	678,609.738
	2010	$0.743536	$0.815369	1,135,683.894
	2009	$0.598140	$0.743536	354,034.009
	2008	$0.964440	$0.598140	212,275.930
	2007	$1.000000	$0.964440	584,754.400
Templeton Foreign Securities Fund - Class 2	2012	$0.800445	$0.933266	1,198,167.626
Subaccount Inception Date May 1, 2007	2011	$0.908216	$0.800445	1,389,457.964
	2010	$0.849508	$0.908216	1,643,067.862
	2009	$0.628565	$0.849508	1,579,289.277
	2008	$1.069077	$0.628565	697,921.043
	2007	$1.000000	$1.069077	550,915.390
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$0.630620	$0.727505	595,128.693
Subaccount Inception Date October 9, 2000	2011	$0.650168	$0.630620	1,028,388.380
	2010	$0.525230	$0.650168	1,771,295.213
	2009	$0.368713	$0.525230	2,690,143.845
	2008	$0.665981	$0.368713	2,745.556.459
	2007	$0.554748	$0.665981	1,271,149.410
	2006	$0.496441	$0.554748	971,113.909
	2005	$0.449324	$0.496441	931,424.574
	2004	$0.378196	$0.449324	834,524.479
	2003	$0.284558	$0.378196	938,892.947
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2012	$1.455683	$1.590394	396,300.842
Subaccount Inception Date October 9, 2000	2011	$1.521387	$1.455683	417,265.090
	2010	$1.337220	$1.521387	425,384.235
	2009	$1.020116	$1.337220	430,263.507
	2008	$1.434668	$1.020116	473,156.256
	2007	$1.357503	$1.434668	547,464.265
	2006	$1.196244	$1.357503	582,523.384
	2005	$1.102643	$1.196244	586,547.987
	2004	$0.949174	$1.102643	618,630.253
	2003	$0.681560	$0.949174	634,723.395
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.580904	$0.686613	985,151.424
Subaccount Inception Date October 9, 2000	2011	$0.684810	$0.580904	1,333,440.716
	2010	$0.601096	$0.684810	1,289,070.845
	2009	$0.443594	$0.601096	1,347,456.666
	2008	$0.815023	$0.443594	1,043,684.702
	2007	$0.755725	$0.815023	1,434,694.289
	2006	$0.649729	$0.755725	1,410,779.923
	2005	$0.624061	$0.649729	839,151.336
	2004	$0.605414	$0.624061	852,928.557
	2003	$0.496347	$0.605414	1,069,454.357

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS® New Discovery Series – Service Class	2012	$1.358840	$1.620011	372,808.943
Subaccount Inception Date May 1, 2002	2011	$1.539371	$1.358840	515,883.015
	2010	$1.148229	$1.539371	652,116.529
	2009	$0.714642	$1.148229	828,197.553
	2008	$1.198237	$0.714642	605,509.035
	2007	$1.188363	$1.198237	293,437.859
	2006	$1.066994	$1.188363	284,614.838
	2005	$1.030063	$1.066994	324,555.271
	2004	$0.983457	$1.030063	424,344.518
	2003	$0.747360	$0.983457	195,073.712
MFS® Total Return Series – Service Class	2012	$1.264757	$1.383572	939,166.636
Subaccount Inception Date May 1, 2002	2011	$1.262412	$1.264757	1,095,714.392
	2010	$1.167604	$1.262412	1,349,909.394
	2009	$1.005703	$1.167604	1,076,513.265
	2008	$1.312887	$1.005703	1,147,997.921
	2007	$1.280957	$1.312887	1,223,088.993
	2006	$1.163589	$1.280957	1,543,163.905
	2005	$1.149960	$1.163589	1,747,891.763
	2004	$1.050284	$1.149960	1,383,177.005
	2003	$0.918050	$1.050284	1,182,965.262
TA International Moderate Growth - Service Class	2012	$0.876311	$0.972012	176,369.109
Subaccount Inception Date May 1,2006	2011	$0.960974	$0.876311	157,065.838
	2010	$0.883896	$0.960974	170,261.077
	2009	$0.693018	$0.883896	118,787.234
	2008	$1.103520	$0.693018	165,816.767
	2007	$1.031445	$1.103520	190,766.108
	2006	$1.000000	$1.031445	73,421.972
TA BlackRock Tactical Allocation - Service Class	2012	$1.126149	$1.221728	1,234,604.642
Subaccount Inception Date May 1, 2009	2011	$1.100689	$1.126149	1,090,877.782
	2010	$1.003303	$1.100689	690,269.269
	2009	$0.993367	$1.003303	103,766.411
TA Vanguard ETF - Aggressive Growth - Service Class	2012	$1.095118	$1.258834	140,158.831
Subaccount Inception Date November 19, 2009	2011	$1.155720	$1.095118	28,838,409
	2010	$1.024327	$1.155720	12,496.252
	2009	$0.999962	$1.024327	0.000
TA Vanguard ETF - Conservative - Service Class	2012	$1.096261	$1.152583	189,856.993
Subaccount Inception Date November 19, 2009	2011	$1.077372	$1.096261	7,150.688
	2010	$0.998364	$1.077372	7,182.873
	2009	$0.999962	$0.998364	0.000
TA Vanguard ETF - Balanced - Service Class	2012	$1.088338	$1.163345	163,386.389
Subaccount Inception Date May 1, 2008	2011	$1.087596	$1.088338	72,853.339
	2010	$0.996289	$1.087596	0.000
	2009	$0.991646	$0.996289	0.000
TA Vanguard ETF - Growth - Service Class	2012	$1.086069	$1.194752	75,097.475
Subaccount Inception Date May 1, 2008	2011	$1.113867	$1.086069	100,081.135
	2010	$0.999483	$1.113867	62,377.985
	2009	$0.988776	$0.999483	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.251416	$1.483777	389,669.850
Subaccount Inception Date November 19, 2009	2011	$1.247323	$1.251416	320,452.121
	2010	$1.029767	$1.247323	293,688.042
	2009	$0.985161	$1.029767	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.519752	$1.608077	197,716,439.585
Subaccount Inception Date May 1, 2002	2011	$1.504008	$1.519752	172,276,251.373
	2010	$1.401527	$1.504008	142,529,167.672
	2009	$1.136669	$1.401527	105,203,621.119
	2008	$1.465065	$1.136669	56,099,568.348
	2007	$1.398275	$1.465065	35,665,868.194
	2006	$1.297758	$1.398275	25,407,168.189
	2005	$1.251868	$1.297758	16,808,643.902
	2004	$1.158727	$1.251868	10,401,049.713
	2003	$1.000000	$1.158727	2,687,666.346
TA Asset Allocation - Growth - Service Class	2012	$1.501835	$1.666162	22,911,968.985
Subaccount Inception Date May 1, 2002	2011	$1.613207	$1.501835	22,861,926.976
	2010	$1.425371	$1.613207	26,134,707.802
	2009	$1.114610	$1.425371	24,137,341.323
	2008	$1.874319	$1.114610	21,611,084.390
	2007	$1.765771	$1.874319	30,287,070.770
	2006	$1.551604	$1.765771	29,023,896.097
	2005	$1.404276	$1.551604	19,855,540.405
	2004	$1.248932	$1.404276	11,337,591.962
	2003	$1.000000	$1.248932	1,215,964.250
TA Asset Allocation - Moderate - Service Class	2012	$1.562448	$1.682810	488,786,272.025
Subaccount Inception Date May 1, 2002	2011	$1.578099	$1.562448	396,196,624.586
	2010	$1.451473	$1.578099	278,166,320.727
	2009	$1.165104	$1.451473	233,399,400.346
	2008	$1.599207	$1.165104	165,032,358.451
	2007	$1.503812	$1.599207	140,336,296.752
	2006	$1.369719	$1.503812	100,975,687.992
	2005	$1.295146	$1.369719	54,369,656.377
	2004	$1.180666	$1.295146	24,955,620.049
	2003	$1.000000	$1.180666	4,421,263.876
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.555706	$1.694938	435,511,189.634
Subaccount Inception Date May 1, 2002	2011	$1.612582	$1.555706	424,586,346.626
	2010	$1.453283	$1.612582	418,587,645.991
	2009	$1.151311	$1.453283	386,670,361.200
	2008	$1.738795	$1.151311	294,536,528.920
	2007	$1.637730	$1.738795	236,639,154.510
	2006	$1.461149	$1.637730	148,725,541.889
	2005	$1.349136	$1.461149	65,226,098.604
	2004	$1.207772	$1.349136	27,821,738.453
	2003	$1.000000	$1.207772	4,238,377.358
TA International Moderate Growth - Service Class	2012	$0.881220	$0.978437	101,182,670.823
Subaccount Inception Date May 1, 2006	2011	$0.965399	$0.881220	93,856,625.698
	2010	$0.887090	$0.965399	88,125,051.101
	2009	$0.694837	$0.887090	76,356,604.593
	2008	$1.105324	$0.694837	50,337,313.770
	2007	$1.032112	$1.105324	29,749,404.612
	2006	$1.000000	$1.032112	7,593,204.952

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class	2012	$1.598704	$1.759082	14,825,565.722
Subaccount Inception Date May 1, 2000	2011	$1.580608	$1.598704	12,644,819.239
	2010	$1.453604	$1.580608	10,621,465.179
	2009	$1.294918	$1.453604	4,662,567.878
	2008	$1.989530	$1.294918	1,300,645.944
	2007	$1.931542	$1.989530	1,311,281.887
	2006	$1.677743	$1.931542	918,899.862
	2005	$1.468479	$1.677743	559,095.363
	2004	$1.260709	$1.468479	331,854.600
	2003	$1.000000	$1.260709	281,910.466
TA Clarion Global Real Estate Securities - Service Class	2012	$1.879905	$2.319167	7,301,756.211
Subaccount Inception Date May 1, 2002	2011	$2.026045	$1.879905	5,364,263.928
	2010	$1.780042	$2.026045	3,222,869.342
	2009	$1.355727	$1.780042	1,362,330.196
	2008	$2.388425	$1.355727	981,806.749
	2007	$2.599171	$2.388425	1,439,084.822
	2006	$1.855246	$2.599171	1,729,479.161
	2005	$1.660425	$1.855246	1,363,423.003
	2004	$1.269513	$1.660425	944,555.515
	2003	$1.000000	$1.269513	47,286.708
TA JPMorgan Enhanced Index - Service Class	2012	$1.402552	$1.607288	1,319,771.486
Subaccount Inception Date May 1, 1997	2011	$1.414049	$1.402552	770,397.510
	2010	$1.247187	$1.414049	917,768.372
	2009	$0.976983	$1.247187	661,930.502
	2008	$1.584114	$0.976983	589,517.154
	2007	$1.538626	$1.584114	1,188,941.207
	2006	$1.355718	$1.538626	1,092,939.958
	2005	$1.330739	$1.355718	1,022,198.027
	2004	$1.217705	$1.330739	770,281.700
	2003	$1.000000	$1.217705	45,341.548
TA Jennison Growth - Service Class	2012	$1.492912	$1.700742	5,609,779.454
Subaccount Inception Date November 18, 1996	2011	$1.524040	$1.492912	4,676,532.924
	2010	$1.378751	$1.524040	4,290,415.798
	2009	$0.992743	$1.378751	454,071.915
	2008	$1.599086	$0.992743	171,590.562
	2007	$1.455795	$1.599086	235,632.921
	2006	$1.451445	$1.455795	264,510.414
	2005	$1.295150	$1.451445	77,718.568
	2004	$1.205162	$1.295150	48,946.191
	2003	$1.000000	$1.205162	43,981.050
TA Morgan Stanley Capital Growth - Service Class	2012	$1.501448	$1.707422	2,942,818.635
Subaccount Inception Date May 1, 2000	2011	$1.617809	$1.501448	1,653,088.090
	2010	$1.289546	$1.617809	585,962.574
	2009	$1.024022	$1.289546	379,992.303
	2008	$1.634710	$1.024022	352,330.547
	2007	$1.643512	$1.634710	524,882.026
	2006	$1.407373	$1.643512	544,542.379
	2005	$1.373361	$1.407373	482,201.904
	2004	$1.277605	$1.373361	352,010.862
	2003	$1.000000	$1.277605	160,828.812

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond - Service Class	2012	$1.573385	$1.818674	14,559,317.424
Subaccount Inception Date June 2, 1998	2011	$1.524631	$1.573385	9,749,138.416
	2010	$1.376898	$1.524631	6,432,135.391
	2009	$0.949767	$1.376898	2,928,900.930
	2008	$1.290857	$0.949767	892,933.206
	2007	$1.285516	$1.290857	1,203,677.394
	2006	$1.177206	$1.285516	951,140.270
	2005	$1.174817	$1.177206	1,088,610.900
	2004	$1.086836	$1.174817	680,959.043
	2003	$1.000000	$1.086836	175,452.171
TA MFS International Equity - Service Class	2012	$1.644699	$1.978606	4,418,209.220
Subaccount Inception Date May 1, 2001	2011	$1.855655	$1.644699	2,720,553.951
	2010	$1.704145	$1.855655	2,244,866.019
	2009	$1.305453	$1.704145	1,189,781.598
	2008	$2.051695	$1.305453	818,822.845
	2007	$1.909198	$2.051695	1,201,922.514
	2006	$1.573346	$1.909198	1,015,352.398
	2005	$1.417665	$1.573346	637,710.256
	2004	$1.257247	$1.417665	335,232.509
	2003	$1.000000	$1.257247	26,522.590
TA PIMCO Total Return - Service Class	2012	$1.394065	$1.476859	174,536,788.027
Subaccount Inception Date May 1, 2002	2011	$1.332858	$1.394065	114,519,901.172
	2010	$1.262615	$1.332858	73,736,840.516
	2009	$1.104986	$1.262615	33,058,967.579
	2008	$1.154883	$1.104986	7,533,375.024
	2007	$1.075309	$1.154883	4,006,131.574
	2006	$1.048392	$1.075309	3,355,927.224
	2005	$1.040825	$1.048392	3,526,268.837
	2004	$1.011723	$1.040825	2,428,758.876
	2003	$1.000000	$1.011723	640,564.778
TA T. Rowe Price Small Cap - Service Class	2012	$1.977404	$2.252732	8,249,874.646
Subaccount Inception Date May 1, 2000	2011	$1.973204	$1.977404	6,590,742.942
	2010	$1.491012	$1.973204	4,136,813.642
	2009	$1.091873	$1.491012	1,943,334.850
	2008	$1.739305	$1.091873	1,120,769.163
	2007	$1.612498	$1.739305	1,572,388.900
	2006	$1.580617	$1.612498	1,542,968.085
	2005	$1.450314	$1.580617	1,275,751.663
	2004	$1.334243	$1.450314	907,171.486
	2003	$1.000000	$1.334243	167,144.588
TA Efficient Markets - Service Class	2012	$1.292543	$1.431601	16,537,206.160
Subaccount Inception Date November 10, 2008	2011	$1.338654	$1.292543	16,606,163.417
	2010	$1.206694	$1.338654	10,601,313.340
	2009	$1.037124	$1.206694	4,211,338.322
	2008	$1.000000	$1.037124	42,175.987
TA Multi-Managed Balanced - Service Class	2012	$1.594938	$1.769538	23,855,479.418
Subaccount Inception Date May 1, 2002	2011	$1.557207	$1.594938	19,775,895.624
	2010	$1.273336	$1.557207	17,171,888.059
	2009	$1.024219	$1.273336	8,947,670.520
	2008	$1.538844	$1.024219	4,160,633.612
	2007	$1.375028	$1.538844	2,599,370.159
	2006	$1.280899	$1.375028	1,680,526.905
	2005	$1.203735	$1.280899	667,823.645
	2004	$1.099798	$1.203735	407,350.144
	2003	$1.000000	$1.099798	20,912.321

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.463422	$1.528267	66,078,811.717
Subaccount Inception Date May 1, 2002	2011	$1.458130	$1.463422	47,493,227.607
	2010	$1.353255	$1.458130	7,485,119.057
	2009	$1.045137	$1.353255	1,564,842.545
	2008	$1.680554	$1.045137	993,869.551
	2007	$1.439300	$1.680554	1,739,190.289
	2006	$1.317623	$1.439300	1,845,912.689
	2005	$1.289055	$1.317623	1,500,396.392
	2004	$1.155678	$1.289055	1,071,172.175
	2003	$1.000000	$1.155678	167,633.631
TA WMC Diversified Growth - Service Class	2012	$1.447720	$1.612851	7,458,334.092
Subaccount Inception Date May 1, 2000	2011	$1.526478	$1.447720	7,364,669.736
	2010	$1.316212	$1.526478	2,519,024.801
	2009	$1.034414	$1.316212	2,018,876.949
	2008	$1.946886	$1.034414	1,671,364.877
	2007	$1.699640	$1.946886	2,760,474.333
	2006	$1.588512	$1.699640	3,169,790.211
	2005	$1.383835	$1.588512	2,180,228.471
	2004	$1.212483	$1.383835	1,528,948.358
	2003	$1.000000	$1.212483	114,053.236
TA AEGON Money Market - Service Class	2012	$1.037275	$1.023982	73,672,072.695
Subaccount Inception Date April 8, 1991	2011	$1.050711	$1.037275	64,796,472.804
	2010	$1.064264	$1.050711	42,745,167.171
	2009	$1.078019	$1.064264	37,051,237.111
	2008	$1.068957	$1.078019	37,873,525.060
	2007	$1.033653	$1.068957	13,919,900.533
	2006	$1.002241	$1.033653	5,800,411.285
	2005	$0.989235	$1.002241	4,532,561.786
	2004	$0.994632	$0.989235	1,771,931.116
	2003	$1.000000	$0.994632	291,618.887
TA Systematic Small Mid Cap Value - Service Class	2012	$1.150938	$1.318339	12,494,272.214
Subaccount Inception Date May 4, 1993	2011	$1.200178	$1.150938	12,395,396.272
	2010	$0.934838	$1.200178	8,424,409.957
	2009	$0.662697	$0.934838	1,889,738.740
	2008	$1.000000	$0.662697	735,659.054
TA AEGON U.S. Government Securities - Service Class	2012	$1.287774	$1.333006	81,698,445.103
Subaccount Inception Date May 9, 1994	2011	$1.215879	$1.287774	58,416,500.497
	2010	$1.181779	$1.215879	38,299,084.600
	2009	$1.148918	$1.181779	19,729,524.018
	2008	$1.083556	$1.148918	7,672,233.957
	2007	$1.037718	$1.083556	2,550,917.315
	2006	$1.019980	$1.037718	1,952,440.877
	2005	$1.013133	$1.019980	1,713,370.363
	2004	$0.997393	$1.013133	1,061,766.323
	2003	$1.000000	$0.997393	250,989.845
TA Vanguard ETF - Balanced - Service Class	2012	$1.031053	$1.103217	281,236,662.561
Subaccount Inception Date May 1, 2008	2011	$1.029338	$1.031053	166,191,826.366
	2010	$0.942001	$1.029338	53,621,897.786
	2009	$0.818886	$0.942001	27,060,609.813
	2008	$1.000000	$0.818886	4,835,684.816

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Growth - Service Class	2012	$0.956851	$1.053646	183,622,151.066
Subaccount Inception Date May 1, 2008	2011	$0.980374	$0.956851	149,621,938.475
	2010	$0.878829	$0.980374	115,926,222.590
	2009	$0.722717	$0.878829	67,710,656.191
	2008	$1.000000	$0.722717	11,937,845.877
TA TS&W International Equity - Service Class	2012	$1.567856	$1.802010	3,423,898.156
Subaccount Inception Date April 8, 1991	2011	$1.858979	$1.567856	2,204,902.485
	2010	$1.740389	$1.858979	2,064,099.051
	2009	$1.402810	$1.740389	1,398,385.819
	2008	$2.331513	$1.402810	1,374,057.971
	2007	$2.049025	$2.331513	1,448,884.282
	2006	$1.684932	$2.049025	1,143,499.212
	2005	$1.502279	$1.684932	754,118.895
	2004	$1.315176	$1.502279	349,705.872
	2003	$1.000000	$1.315176	23,578.823
TA BNP Paribas Large Cap Growth - Service Class	2012	$1.486352	$1.714040	3,427,920.055
Subaccount Inception Date April 8, 1991	2011	$1.544789	$1.486352	3,392,263.192
	2010	$1.316406	$1.544789	3,007,539.072
	2009	$0.919121	$1.316406	2,334,552.269
	2008	$1.611051	$0.919121	189,874.668
	2007	$1.498128	$1.611051	308,237.551
	2006	$1.378817	$1.498128	262,350.090
	2005	$1.279936	$1.378817	186,818.696
	2004	$1.152270	$1.279936	92,505.295
	2003	$1.000000	$1.152270	5,422.785
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.760676	$1.890470	7,161,427.507
Subaccount Inception Date May 1, 2001	2011	$1.916075	$1.760676	6,738,478.184
	2010	$1.453041	$1.916075	2,958,351.397
	2009	$0.919274	$1.453041	1,042,276.981
	2008	$1.738726	$0.919274	462,241.581
	2007	$1.441000	$1.738726	546,676.476
	2006	$1.331937	$1.441000	422,391.546
	2005	$1.257274	$1.331937	297,261.950
	2004	$1.191283	$1.257274	198,461.657
	2003	$1.000000	$1.191283	129,268.429
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.287774	$1.333006	28,668,646.172
Subaccount Inception Date November 3, 2003	2011	$1.215879	$1.287774	44,388,668.303
	2010	$1.181779	$1.215879	26,806,779.631
	2009	$1.148918	$1.181779	40,956,880.424
	2008	$1.083556	$1.148918	66,111,191.274
	2007	$1.037718	$1.083556	2,617,119.068
	2006	$1.019980	$1.037718	163.816
	2005	$1.013133	$1.019980	67,111.987
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.884240	$1.026935	4,812,331.531
Subaccount Inception Date May 1, 2002	2011	$0.927187	$0.884240	6,183,109.510
	2010	$0.878240	$0.927187	6,983,709.224
	2009	$0.602185	$0.878240	7,519,795.423
	2008	$1.268385	$0.602185	7,499,450.980
	2007	$1.267676	$1.268385	8,786,429.648
	2006	$1.136976	$1.267676	10,118,934.734
	2005	$1.092421	$1.136976	11,596,463.091
	2004	$0.998447	$1.092421	11,811,628.055
	2003	$0.758797	$0.998447	11,661,321.775

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.964665	1,973,909.978
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.289515	$1.440290	12,360,697.011
Subaccount Inception Date November 10, 2008	2011	$1.350083	$1.289515	11,117,756.377
	2010	$1.242394	$1.350083	7,118,347.462
	2009	$1.013273	$1.242394	4,221,944.017
	2008	$1.000000	$1.013273	148,500.199
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.130799	$1.308696	10,813,561.714
Subaccount Inception Date May 1, 2001	2011	$1.079926	$1.130799	7,901,921.077
	2010	$0.969833	$1.079926	5,362,385.038
	2009	$0.816323	$0.969833	4,965,377.972
	2008	$1.394446	$0.816323	5,052,612.187
	2007	$1.347197	$1.394446	6,312,245.275
	2006	$1.166530	$1.347197	7,213,805.049
	2005	$1.129734	$1.166530	8,102,946.374
	2004	$1.028983	$1.129734	8,008,712.975
	2003	$0.788553	$1.028983	9,102,047.480
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$1.054017	$1.214190	3,054,765.710
Subaccount Inception Date May 1, 2001	2011	$1.109325	$1.054017	4,503,243.886
	2010	$1.023151	$1.109325	3,058,788.053
	2009	$0.755948	$1.023151	1,992,785.972
	2008	$1.272565	$0.755948	1,843,198.617
	2007	$1.134725	$1.272565	2,073,887.876
	2006	$1.156857	$1.134725	2,138,371.008
	2005	$1.020390	$1.156857	2,615,952.695
	2004	$0.954070	$1.020390	2,627,983.119
	2003	$0.783412	$0.954070	2,948,952.678
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$1.004416	$1.138401	35,675,727.144
Subaccount Inception Date May 1, 2008	2011	$1.057928	$1.004416	25,046,461.605
	2010	$0.910073	$1.057928	16,383,988.542
	2009	$0.666486	$0.910073	11,521,877.756
	2008	$1.000000	$0.666486	4,250,046.051
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.527631	$1.751320	29,233,650.150
Subaccount Inception Date May 1, 2000	2011	$1.591765	$1.527631	28,084,487.200
	2010	$1.379022	$1.591765	27,043,375.459
	2009	$1.031203	$1.379022	24,451,878.411
	2008	$1.822872	$1.031203	24,614,927.369
	2007	$1.574294	$1.822872	27,505,994.164
	2006	$1.431098	$1.574294	27,156,105.571
	2005	$1.242763	$1.431098	27,480,921.534
	2004	$1.093234	$1.242763	24,897,024.657
	2003	$0.863856	$1.093234	22,112,800.202
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.162115	$1.342765	6,378,990.297
Subaccount Inception Date May 1, 2000	2011	$1.169536	$1.162115	8,669,082.383
	2010	$1.030945	$1.169536	8,349,290.962
	2009	$0.804068	$1.030945	7,678,062.704
	2008	$1.424382	$0.804068	8,876,574.766
	2007	$1.424871	$1.424382	10,293,023.392
	2006	$1.203501	$1.424871	11,482,372.441
	2005	$1.154787	$1.203501	10,433,605.172
	2004	$1.051697	$1.154787	10,453,433.316
	2003	$0.819327	$1.051697	10,280,521.184

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2012	$1.077600	$1.216905	5,715,365.089
Subaccount Inception Date May 1, 2001	2011	$1.091941	$1.077600	7,356,618.414
	2010	$0.893030	$1.091941	6,998,925.046
	2009	$0.706947	$0.893030	5,384,954.426
	2008	$1.359202	$0.706947	5,811,903.962
	2007	$1.087133	$1.359202	6,438,109.837
	2006	$1.033325	$1.087133	5,647,323.921
	2005	$0.992121	$1.033325	6,499,897.957
	2004	$0.974625	$0.992121	6,585,516.465
	2003	$0.744894	$0.974625	6,731,308.053
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$1.948696	$2.203677	16,730,842.113
Subaccount Inception Date May 1, 2000	2011	$2.214293	$1.948696	17,568,000.261
	2010	$1.744598	$2.214293	18,208,258.418
	2009	$1.264573	$1.744598	17,477,081.788
	2008	$2.121232	$1.264573	19,408,109.781
	2007	$1.863182	$2.121232	23,044,181.609
	2006	$1.679083	$1.863182	26,618,079.253
	2005	$1.441197	$1.679083	28,727,005.111
	2004	$1.171204	$1.441197	26,682,337.463
	2003	$0.858157	$1.171204	23,855,787.404
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.316950	$1.651800	11,018,289.324
Subaccount Inception Date May 1, 2002	2011	$1.466580	$1.316950	9,932,387.258
	2010	$1.175913	$1.466580	10,718,887.942
	2009	$0.757994	$1.175913	10,628,631.887
	2008	$1.576332	$0.757994	10,938,477.475
	2007	$1.514528	$1.576332	13,499,528.044
	2006	$1.322459	$1.514528	13,985,545.180
	2005	$1.307865	$1.322459	15,396,904.960
	2004	$1.163843	$1.307865	15,741,726.066
	2003	$0.749188	$1.163843	14,207,220.608
Franklin Income Securities Fund - Class 2	2012	$1.014638	$1.128272	29,787,996.038
Subaccount Inception Date May 1, 2007	2011	$1.003872	$1.014638	26,491,187.668
	2010	$0.902535	$1.003872	15,936,754.744
	2009	$0.674255	$0.902535	7,116,425.353
	2008	$0.971026	$0.674255	3,765,983.340
	2007	$1.000000	$0.971026	1,368,292.398
Mutual Shares Securities Fund - Class 2	2012	$0.799440	$0.901525	5,689,439.012
Subaccount Inception Date May 1, 2007	2011	$0.818330	$0.799440	7,683,401.832
	2010	$0.745500	$0.818330	5,976,010.023
	2009	$0.599127	$0.745500	2,692,336.081
	2008	$0.965072	$0.599127	1,827,473.255
	2007	$1.000000	$0.965072	1,167,861.306
Templeton Foreign Securities Fund - Class 2	2012	$0.804149	$0.938505	12,954,546.953
Subaccount Inception Date May 1, 2007	2011	$0.911517	$0.804149	14,046,543.640
	2010	$0.851754	$0.911517	10,464,732.391
	2009	$0.629608	$0.851754	5,617,088.560
	2008	$1.069777	$0.629608	2,037,897.266
	2007	$1.000000	$1.069777	2,122,060.123
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.337593	$1.518385	27,368,016.351
Subaccount Inception Date November 10, 2008	2011	$1.380025	$1.337593	28,579,799.079
	2010	$1.269985	$1.380025	21,414,797.830
	2009	$0.990582	$1.269985	10,488,197.085
	2008	$1.000000	$0.990582	220,501.472

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.782863	$2.058824	1,447,234.741
Subaccount Inception Date October 9, 2000	2011	$1.836327	$1.782863	2,099,850.799
	2010	$1.481994	$1.836327	2,119,676.228
	2009	$1.039335	$1.481994	2,096,105.807
	2008	$1.875424	$1.039335	2,733,611.075
	2007	$1.560633	$1.875424	2,635,987.725
	2006	$1.395231	$1.560633	2,263,975.375
	2005	$1.261578	$1.395231	2,809,767.324
	2004	$1.060809	$1.261578	2,797,124.666
	2003	$0.797389	$1.060809	1,927,892.641
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.922333	$1.091246	6,034,701.489
Subaccount Inception Date October 9, 2000	2011	$1.086242	$0.922333	8,133,425.465
	2010	$0.952525	$1.086242	7,616,340.725
	2009	$0.702245	$0.952525	5,817,755.811
	2008	$1.288974	$0.702245	4,673,405.507
	2007	$1.194022	$1.288974	6,165,727.921
	2006	$1.025549	$1.194022	5,835,042.204
	2005	$0.984054	$1.025549	5,595,766.044
	2004	$0.953700	$0.984054	6,684,859.585
	2003	$0.781122	$0.953700	7,272,200.735
MFS® New Discovery Series – Service Class	2012	$1.371883	$1.637182	9,297,228.260
Subaccount Inception Date May 1, 2002	2011	$1.552619	$1.371883	11,148,156.060
	2010	$1.156972	$1.552619	7,792,122.193
	2009	$0.719371	$1.156972	4,175,843.644
	2008	$1.204962	$0.719371	3,049,809.212
	2007	$1.193842	$1.204962	3,776,005.975
	2006	$1.070861	$1.193842	4,667,626.939
	2005	$1.032777	$1.070861	5,253,741.581
	2004	$0.985079	$1.032777	6,302,966.133
	2003	$0.747860	$0.985079	5,459,725.240
MFS® Total Return Series – Service Class	2012	$1.276894	$1.398243	10,259,523.617
Subaccount Inception Date May 1, 2002	2011	$1.273275	$1.276894	12,625,982.983
	2010	$1.176500	$1.273275	10,421,983.742
	2009	$1.012358	$1.176500	10,354,170.872
	2008	$1.320266	$1.012358	11,012,129.048
	2007	$1.286878	$1.320266	13,999,467.548
	2006	$1.167818	$1.286878	16,903,039.796
	2005	$1.153001	$1.167818	16,655,289.704
	2004	$1.052023	$1.153001	16,582,900.478
	2003	$0.918659	$1.052023	14,871,064.299
TA Asset Allocation - Conservative - Initial Class	2012	$1.456515	$1.544993	21,859,359.569
Subaccount Inception Date May 1, 2002	2011	$1.437238	$1.456515	23,316,442.694
	2010	$1.336542	$1.437238	26,990,492.756
	2009	$1.081182	$1.336542	33,285,129.742
	2008	$1.389635	$1.081182	38,311,729.083
	2007	$1.323313	$1.389635	35,353,030.814
	2006	$1.224786	$1.323313	33,568,769.961
	2005	$1.179538	$1.224786	4,845,196.492
	2004	$1.089116	$1.179538	37,191,943.531
	2003	$0.897589	$1.089116	36,517,743.166

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class	2012	$1.276631	$1.418904	24,490,417.308
Subaccount Inception Date May 1, 2002	2011	$1.367260	$1.276631	26,523,509.067
	2010	$1.204883	$1.367260	28,290,306.950
	2009	$0.940202	$1.204883	32,904,624.667
	2008	$1.577851	$0.940202	35,094,527.217
	2007	$1.483425	$1.577851	37,071,971.303
	2006	$1.299672	$1.483425	38,593,858.260
	2005	$1.172954	$1.299672	7,722,449.747
	2004	$1.040631	$1.172954	35,638,365.532
	2003	$0.805934	$1.040631	31,502,546.337
TA Asset Allocation - Moderate - Initial Class	2012	$1.445722	$1.561728	40,790,825.106
Subaccount Inception Date May 1, 2002	2011	$1.455947	$1.445722	44,943,037.378
	2010	$1.336224	$1.455947	50,939,712.596
	2009	$1.070860	$1.336224	60,752,838.246
	2008	$1.465301	$1.070860	69,575,753.680
	2007	$1.375068	$1.465301	80,249,022.691
	2006	$1.249478	$1.375068	83,524,651.950
	2005	$1.177978	$1.249478	87,759,205.543
	2004	$1.071274	$1.177978	91,407,207.159
	2003	$0.869075	$1.071274	88,673,069.395
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.387033	$1.514897	44,774,326.604
Subaccount Inception Date May 1, 2002	2011	$1.433899	$1.387033	49,437,800.564
	2010	$1.288538	$1.433899	55,000,176.235
	2009	$1.018489	$1.288538	61,833,926.968
	2008	$1.534546	$1.018489	71,844,448.277
	2007	$1.441971	$1.534546	85,213,786.524
	2006	$1.283146	$1.441971	91,934,977.451
	2005	$1.182586	$1.283146	88,286,740.990
	2004	$1.055085	$1.182586	84,971,259.854
	2003	$0.840459	$1.055085	82,297,814.431
TA Barrow Hanley Dividend Focused - Initial Class	2012	$1.342761	$1.480831	21,711,499.905
Subaccount Inception Date May 1, 2000	2011	$1.323972	$1.342761	25,083,765.439
	2010	$1.214338	$1.323972	28,832,641.347
	2009	$1.079149	$1.214338	16,697,064.979
	2008	$1.653630	$1.079149	7,097,851.402
	2007	$1.600985	$1.653630	8,102,373.576
	2006	$1.387034	$1.600985	9,839,016.275
	2005	$1.211837	$1.387034	9,042,512.929
	2004	$1.037373	$1.211837	8,548,256.467
	2003	$0.809708	$1.037373	8,393,194.099
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.886448	$2.332372	3,084,616.731
Subaccount Inception Date May 1, 2002	2011	$2.027218	$1.886448	3,470,081.012
	2010	$1.775400	$2.027218	3,818,803.854
	2009	$1.348011	$1.775400	4,710,271.599
	2008	$2.370020	$1.348011	5,217,285.173
	2007	$2.573569	$2.370020	6,444,733.551
	2006	$1.832327	$2.573569	9,212,607.517
	2005	$1.635687	$1.832327	9,101,486.835
	2004	$1.247170	$1.635687	10,005,326.359
	2003	$0.930745	$1.247170	9,516,098.300

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class	2012	$1.201886	$1.380371	2,922,701.209
Subaccount Inception Date May 1, 1997	2011	$1.208546	$1.201886	2,883,947.705
	2010	$1.062934	$1.208546	3,864,769.316
	2009	$0.830889	$1.062934	5,749,342.506
	2008	$1.343558	$0.830889	5,164,152.216
	2007	$1.302033	$1.343558	6,131,938.115
	2006	$1.143780	$1.302033	7,716,571.499
	2005	$1.119870	$1.143780	8,160,708.932
	2004	$1.021871	$1.119870	8,538,019.843
	2003	$0.802779	$1.021871	8,381,439.794
TA Jennison Growth - Initial Class	2012	$1.208329	$1.380840	9,936,626.772
Subaccount Inception Date November 18, 1996	2011	$1.231751	$1.208329	10,585,396.337
	2010	$1.111472	$1.231751	12,447,056.047
	2009	$0.798516	$1.111472	1,930,170.088
	2008	$1.284175	$0.798516	1,570,022.402
	2007	$1.166632	$1.284175	1,807,781.324
	2006	$1.159008	$1.166632	2,327,618.058
	2005	$1.031770	$1.159008	2,434,902.576
	2004	$0.957795	$1.031770	2,921,263.309
	2003	$0.753450	$0.957795	2,719,519.105
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.229552	$1.402391	4,486,377.710
Subaccount Inception Date May 1, 2000	2011	$1.322299	$1.229552	4,726,297.484
	2010	$1.051095	$1.322299	6,092,160.403
	2009	$0.832433	$1.051095	7,615,461.148
	2008	$1.325226	$0.832433	8,395,666.187
	2007	$1.328787	$1.325226	9,787,922.493
	2006	$1.135338	$1.328787	11,358,368.261
	2005	$1.105003	$1.135338	12,120,466.275
	2004	$1.025659	$1.105003	12,790,293.877
	2003	$0.768745	$1.025659	12,437,980.172
TA AEGON High Yield Bond - Initial Class	2012	$1.699740	$1.969227	5,306,608.079
Subaccount Inception Date June 2, 1998	2011	$1.643398	$1.699740	5,481,299.209
	2010	$1.480603	$1.643398	6,700,417.384
	2009	$1.018657	$1.480603	7,788,419.684
	2008	$1.379583	$1.018657	6,218,703.232
	2007	$1.372181	$1.379583	7,721,488.366
	2006	$1.252826	$1.372181	10,873,753.481
	2005	$1.246462	$1.252826	10,523,414.926
	2004	$1.150343	$1.246462	14,024,046.975
	2003	$0.989712	$1.150343	13,376,541.310
TA MFS International Equity - Initial Class	2012	$1.306244	$1.575082	6,022,690.005
Subaccount Inception Date May 1, 2001	2011	$1.471150	$1.306244	6,925,481.027
	2010	$1.348706	$1.471150	8,013,822.994
	2009	$1.029702	$1.348706	8,987,606.149
	2008	$1.612043	$1.029702	10,366,394.522
	2007	$1.496170	$1.612043	12,684,436.918
	2006	$1.231481	$1.496170	14,053,534.480
	2005	$1.105264	$1.231481	13,485,906.634
	2004	$0.979225	$1.105264	13,179,697.354
	2003	$0.791709	$0.979225	13,367,701.243

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class	2012	$1.533791	$1.628308	22,100,523.344
Subaccount Inception Date May 1, 2002	2011	$1.462038	$1.533791	24,703,406.520
	2010	$1.381646	$1.462038	27,980,795.089
	2009	$1.206188	$1.381646	32,214,383.308
	2008	$1.257002	$1.206188	26,140,138.638
	2007	$1.168829	$1.257002	27,436,676.954
	2006	$1.136148	$1.168829	28,043,393.292
	2005	$1.124682	$1.136148	28,041,749.172
	2004	$1.090330	$1.124682	28,153,142.242
	2003	$1.052874	$1.090330	30,354,076.336
Transamerica T. Rowe Price Small Cap VP – Initial Class	2012	$1.557956	$1.779173	6,375,635.716
Subaccount Inception Date May 1, 2000	2011	$1.551893	$1.557956	7,008,873.702
	2010	$1.169467	$1.551893	9,190,415.842
	2009	$0.854110	$1.169467	9,886,226.010
	2008	$1.357315	$0.854110	10,413,685.113
	2007	$1.254498	$1.357315	12,176,230.071
	2006	$1.226760	$1.254498	14,935,659.313
	2005	$1.123465	$1.226760	17,380,789.319
	2004	$1.031215	$1.123465	17,771,138.129
	2003	$0.744044	$1.031215	17,595,030.522
TA Multi-Managed Balanced - Initial Class	2012	$1.564589	$1.738528	3,840,637.001
Subaccount Inception Date May 1, 2002	2011	$1.523399	$1.564589	3,627,281.647
	2010	$1.243310	$1.523399	3,458,012.268
	2009	$0.997234	$1.243310	3,717,824.184
	2008	$1.494481	$0.997234	3,982,852.592
	2007	$1.332696	$1.494481	4,593,517.105
	2006	$1.237092	$1.332696	5,115,987.831
	2005	$1.160714	$1.237092	5,476,218.898
	2004	$1.057833	$1.160714	5,714,999.763
	2003	$0.940839	$1.057833	5,869,327.851
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.451112	$1.520365	2,235,770.044
Subaccount Inception Date May 1, 2002	2011	$1.443750	$1.451112	2,807,047.567
	2010	$1.338197	$1.443750	2,957,651.585
	2009	$1.032458	$1.338197	3,548,764.380
	2008	$1.656873	$1.032458	4,082,376.311
	2007	$1.414865	$1.656873	4,911,544.021
	2006	$1.292368	$1.414865	4,703,039.626
	2005	$1.260191	$1.292368	4,187,277.851
	2004	$1.127956	$1.260191	4,282,977.249
	2003	$0.923984	$1.127956	3,726,360.391
TA WMC Diversified Growth - Initial Class	2012	$1.329149	$1.484781	13,889,143.981
Subaccount Inception Date May 1, 2000	2011	$1.398595	$1.329149	16,501,401.208
	2010	$1.202573	$1.398595	10,472,563.619
	2009	$0.942915	$1.202573	12,156,718.618
	2008	$1.769136	$0.942915	13,655,065.789
	2007	$1.541267	$1.769136	15,791,920.383
	2006	$1.436101	$1.541267	18,941,437.202
	2005	$1.248282	$1.436101	17,697,428.114
	2004	$1.091940	$1.248282	17,919,485.788
	2003	$0.842931	$1.091940	12,900,294.843

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Initial Class	2012	$1.050533	$1.036989	13,764,546.495
Subaccount Inception Date April 8, 1991	2011	$1.064042	$1.050533	14,180,279.472
	2010	$1.077875	$1.064042	14,871,632.196
	2009	$1.090459	$1.077875	24,877,409.404
	2008	$1.078853	$1.090459	39,025,471.512
	2007	$1.040621	$1.078853	18,656,502.983
	2006	$1.006491	$1.040621	16,222,443.124
	2005	$0.990971	$1.006491	14,722,362.804
	2004	$0.993896	$0.990971	13,634,299.438
	2003	$0.999405	$0.993896	18,683,018.636
TA Systematic Small/Mid Cap Value - Initial Class	2012	$2.220162	$2.550630	498,601.657
Subaccount Inception Date May 4, 1993	2011	$2.310370	$2.220162	590,693.935
	2010	$1.794580	$2.310370	636,916.575
	2009	$1.269378	$1.794580	735,668.019
	2008	$2.174658	$1.269378	926,558.244
	2007	$1.766142	$2.174658	1,112,463.422
	2006	$1.515446	$1.766142	1,378,002.325
	2005	$1.351774	$1.515446	1,635,713.730
	2004	$1.176997	$1.351774	1,676,714.069
	2003	$0.624786	$1.176997	1,865,725.888
TA AEGON U.S. Government Securities - Initial Class	2012	$1.396710	$1.449604	6,101,184.798
Subaccount Inception Date May 9, 1994	2011	$1.314814	$1.396710	6,858,757.025
	2010	$1.275736	$1.314814	8,751,397.919
	2009	$1.237053	$1.275736	9,441,322.483
	2008	$1.163996	$1.237053	9,826,093.272
	2007	$1.111955	$1.163996	8,446,089.093
	2006	$1.090697	$1.111955	8,392,560.059
	2005	$1.080729	$1.090697	8,714,101.007
	2004	$1.059877	$1.080729	9,186,050.220
	2003	$1.042912	$1.059877	11,648,287.297
TA TS&W International Equity - Initial Class	2012	$1.314957	$1.515432	5,001,623.711
Subaccount Inception Date April 8, 1991	2011	$1.554192	$1.314957	5,856,136.524
	2010	$1.451334	$1.554192	6,544,921.681
	2009	$1.167904	$1.451334	7,419,352.001
	2008	$1.934279	$1.167904	7,454,721.700
	2007	$1.695068	$1.934279	9,524,973.415
	2006	$1.390238	$1.695068	8,760,868.777
	2005	$1.237571	$1.390238	6,963,291.861
	2004	$1.080388	$1.237571	4,760,145.019
	2003	$0.824046	$1.080388	3,738,017.176
TA BNP Paribas Large Cap Growth - Initial Class	2012	$1.374186	$1.588828	5,192,962.876
Subaccount Inception Date April 8, 1991	2011	$1.424304	$1.374186	5,722,095.039
	2010	$1.210691	$1.424304	6,422,022.904
	2009	$0.843426	$1.210691	8,048,674.440
	2008	$1.475270	$0.843426	2,191,967.370
	2007	$1.368013	$1.475270	2,509,060.337
	2006	$1.255965	$1.368013	2,973,607.779
	2005	$1.162777	$1.255965	3,362,791.418
	2004	$1.044706	$1.162777	3,232,591.584
	2003	$0.874009	$1.044706	3,425,841.420

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$1.380711	$1.486673	5,820,382.482
Subaccount Inception Date May 1, 2001	2011	$1.499222	$1.380711	6,455,153.892
	2010	$1.134188	$1.499222	3,551,435.851
	2009	$0.715572	$1.134188	3,845,902.437
	2008	$1.349671	$0.715572	4,266,939.392
	2007	$1.115871	$1.349671	5,083,737.724
	2006	$1.028462	$1.115871	5,887,913.652
	2005	$0.968672	$1.028462	6,510,394.300
	2004	$0.915881	$0.968672	7,103,942.077
	2003	$0.723956	$0.915881	8,016,102.927
American Funds - Asset Allocation Fund - Class 2(3)	2012	$1.113350	$1.273134	44,987,411.630
Subaccount Inception Date November 19, 2009	2011	$1.116648	$1.113350	35,818,173.784
	2010	$1.008398	$1.116648	17,641,226.158
	2009	$0.989787	$1.008398	269,768.174
American Funds - Bond Fund - Class 2(3)	2012	$1.087721	$1.128027	31,908,333.652
Subaccount Inception Date November 19, 2009	2011	$1.041503	$1.087721	15,650,416.354
	2010	$0.994105	$1.041503	6,112,073.587
	2009	$1.000908	$0.994105	256,270.891
American Funds - Growth-Income Fund - Class 2(3)	2012	$1.068907	$1.235904	11,027,296.204
Subaccount Inception Date November 19, 2009	2011	$1.106211	$1.068907	7,572,546.852
	2010	$1.008648	$1.106211	3,671,938.882
	2009	$0.986811	$1.008648	58,438.637
American Funds - Growth Fund - Class 2(3)	2012	$1.104178	$1.281122	17,653,279.337
Subaccount Inception Date November 19, 2009	2011	$1.171929	$1.104178	11,383,837.203
	2010	$1.003254	$1.171929	5,623,638.427
	2009	$0.986490	$1.003254	191,615.659
American Funds - International Fund - Class 2(3)	2012	$0.876596	$1.017205	12,009,211.677
Subaccount Inception Date November 19, 2009	2011	$1.035154	$0.876596	9,921,386.510
	2010	$0.980758	$1.035154	5,094,393.650
	2009	$0.982921	$0.980758	30,877.106
GE Investments Total Return Fund - Class 3(3)	2012	$1.032864	$1.142177	11,239,489.518
Subaccount Inception Date November 19, 2009	2011	$1.081849	$1.032864	9,477,051.195
	2010	$1.004036	$1.081849	4,397,140.944
	2009	$0.988819	$1.004036	109,575.284
TA BlackRock Global Allocation - Service Class(1)	2012	$1.237087	$1.341634	239,596,177.397
Subaccount Inception Date May 1, 2009	2011	$1.304287	$1.237087	231,786,847.207
	2010	$1.204759	$1.304287	130,137,736.134
	2009	$1.000000	$1.204759	28,085,032.124
TA BlackRock Tactical Allocation - Service Class	2012	$1.359202	$1.476025	154,254,561.733
Subaccount Inception Date May 1, 2009	2011	$1.327154	$1.359202	77,774,278.949
	2010	$1.208532	$1.327154	38,200,932.781
	2009	$1.000000	$1.208532	6,901,863.972
TA Janus Balanced - Service Class	2012	$0.883639	$0.981275	26,290,673.522
Subaccount Inception Date November 19, 2009	2011	$1.003605	$0.883639	18,432,986.595
	2010	$0.986069	$1.003605	11,511,404.941
	2009	$0.986580	$0.986069	1,111,447.302
TA PIMCO Tactical - Balanced - Service Class	2012	$0.927731	$0.924764	27,326,552.404
Subaccount Inception Date November 19, 2009	2011	$0.972919	$0.927731	24,904,583.672
	2010	$1.020908	$0.972919	21,408,646.788
	2009	$0.998168	$1.020908	835,274.537

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class	2012	$0.902735	$0.904680	17,344,261.865
Subaccount Inception Date November 19, 2009	2011	$0.988165	$0.902735	15,190,228.823
	2010	$1.022659	$0.988165	11,520,759.710
	2009	$0.997274	$1.022659	359,995.981
TA PIMCO Tactical - Growth - Service Class	2012	$0.873700	$0.868392	14,278,484.235
Subaccount Inception Date November 19, 2009	2011	$1.001344	$0.873700	12,621,113.392
	2010	$1.021578	$1.001344	10,243,894.069
	2009	$0.996406	$1.021578	361,705.450
TA Hanlon Income - Service Class	2012	$1.008203	$1.029727	84,662,743.273
Subaccount Inception Date November 19, 2009	2011	$0.992213	$1.008203	88,628,929.258
	2010	$1.003918	$0.992213	89,620,700.645
	2009	$0.999965	$1.003918	5,542,137.295
TA Vanguard ETF - Aggressive Growth - Service Class	2012	$1.097401	$1.262709	12,506,422.077
Subaccount Inception Date November 19, 2009	2011	$1.156985	$1.097401	9,454,983.941
	2010	$1.024441	$1.156985	4,352,000.339
	2009	$0.999965	$1.024441	103,643.050
TA Vanguard ETF - Conservative - Service Class	2012	$1.098537	$1.156129	71,277,483.882
Subaccount Inception Date November 19, 2009	2011	$1.078552	$1.098537	40,276,868.415
	2010	$0.998480	$1.078552	14,449,210.437
	2009	$0.999965	$0.998480	176,781.532
TA JPMorgan Mid Cap Value - Service Class	2012	$1.254029	$1.488347	6,140,156.668
Subaccount Inception Date November 19, 2009	2011	$1.248693	$1.254029	3,806,868.483
	2010	$1.029886	$1.248693	1,561,054.288
	2009	$0.985164	$1.029886	61,107.107
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.321699	$0.224097	128,495,293.926
Subaccount Inception Date May 1, 2009	2011	$0.407092	$0.321699	136,459,502.220
	2010	$0.563085	$0.407092	11,667,751.424
	2009	$1.000000	$0.563085	355,021.819
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.961731	$1.028090	81,079,399.095
Subaccount inception date May 2, 2011	2011	$1.000000	$0.961731	7,245,447.742
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.981563	$1.034599	70,169,462.017
Subaccount inception date May 2, 2011	2011	$1.000000	$0.981563	32,630,582.822
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.921070	$1.008787	55,009,944.265
Subaccount inception date May 2, 2011	2011	$1.000000	$0.921070	34,994,570.348
TA JPMorgan Core Bond - Service Class	2012	$1.045293	$1.080866	19,390,373.001
Subaccount inception date May 2, 2011	2011	$1.000000	$1.045293	6,474,217.227
TA JPMorgan Tactical Allocation - Service Class	2012	$0.996413	$1.057019	79,004,787.431
Subaccount inception date May 2, 2011	2011	$1.000000	$0.996413	19,534,006.319
TA PIMCO Real Return TIPS - Service Class	2012	$1.067818	$1.120422	45,169,195.946
Subaccount inception date May 2, 2011	2011	$1.000000	$1.067818	13,949,664.906
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.010238	20,940,665.672
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.005291	6,998,971.252
TA Market Participation Strategy - Service Class(16)
Subaccount inception date September 17, 2012	2012	$1.000000	$0.990317	3,616,340.916

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class	2012	$1.463492	$1.553164	6,961,840.689
Subaccount Inception Date May 1, 2002	2011	$1.443418	$1.463492	7,773,681.802
	2010	$1.341624	$1.443418	7,255,665.870
	2009	$1.084764	$1.341624	7,543,940.535
	2008	$1.393535	$1.084764	8,647,551.535
	2007	$1.326374	$1.393535	6,358,499.510
	2006	$1.227011	$1.326374	4,017,609.120
	2005	$1.181090	$1.227011	4,885,964.160
	2004	$1.090010	$1.181090	5,501,209.744
	2003	$0.897884	$1.090010	4,597,145.009
TA Asset Allocation - Growth - Initial Class	2012	$1.282768	$1.426436	5,084,523.138
Subaccount Inception Date May 1, 2002	2011	$1.373148	$1.282768	5,189,871.862
	2010	$1.209469	$1.373148	5,571,386.808
	2009	$0.943304	$1.209469	6,537,539.009
	2008	$1.582269	$0.943304	7,558,510.553
	2007	$1.486851	$1.582269	8,571,362.778
	2006	$1.302034	$1.486851	8,544,356.121
	2005	$1.174501	$1.302034	6,163,506.892
	2004	$1.041488	$1.174501	5,267,830.420
	2003	$0.806199	$1.041488	4,301,259.239
TA Asset Allocation - Moderate - Initial Class	2012	$1.452682	$1.570026	8,605,379.219
Subaccount Inception Date May 1, 2002	2011	$1.462229	$1.452682	10,082,704.394
	2010	$1.341335	$1.462229	12,203,170.432
	2009	$1.074425	$1.341335	12,727,172.376
	2008	$1.469438	$1.074425	13,595,291.737
	2007	$1.378257	$1.469438	11,238,815.145
	2006	$1.251752	$1.378257	10,919,291.356
	2005	$1.179545	$1.251752	10,364,914.606
	2004	$1.072164	$1.179545	10,084,030.270
	2003	$0.806199	$1.072164	8,665,072.052
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.393746	$1.522976	10,385,000.361
Subaccount Inception Date May 1, 2002	2011	$1.440106	$1.393746	12,327,287.481
	2010	$1.293468	$1.440106	13,470,158.065
	2009	$1.021885	$1.293468	14,986,491.047
	2008	$1.538888	$1.021885	15,673,930.650
	2007	$1.445324	$1.538888	21,741,455.856
	2006	$1.285492	$1.445324	21,707,876.799
	2005	$1.184162	$1.285492	18,761,148.104
	2004	$1.055976	$1.184162	13,050,061.094
	2003	$0.840747	$1.055976	9,478,660.590
TA International Moderate Growth - Service Class	2012	$0.883713	$0.981688	499,803.738
Subaccount Inception Date May 1, 2006	2011	$0.967652	$0.883713	641,124.330
	2010	$0.888717	$0.967652	597,980.014
	2009	$0.695766	$0.888717	568,218.571
	2008	$1.106246	$0.695766	589,076.816
	2007	$1.032458	$1.106246	456,514,352
	2006	$1.000000	$1.032458	300,618.870

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class(9)	2012	$1.333492	$1.471331	9,916,418.402
Subaccount Inception Date May 1, 2000	2011	$1.314183	$1.333492	11,227,151.017
	2010	$1.204776	$1.314183	13,436,880.158
	2009	$1.070125	$1.204776	7,623,927.116
	2008	$1.638984	$1.070125	3,328,197.582
	2007	$1.586029	$1.638984	3,833,718.200
	2006	$1.373411	$1.586029	4,798,823.360
	2005	$1.199353	$1.373411	5,468,509.917
	2004	$1.026183	$1.199353	4,788,204.716
	2003	$0.800587	$1.026183	4,637,563.105
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.895479	$2.344689	845,902.484
Subaccount Inception Date May 1, 2002	2011	$2.035925	$1.895479	928,814.007
	2010	$1.782147	$2.035925	1,072,986.989
	2009	$1.352468	$1.782147	1,223,920.007
	2008	$2.376670	$1.352468	1,352,498.432
	2007	$2.579503	$2.376670	1,937,967.231
	2006	$1.835653	$2.579503	2,357,160.739
	2005	$1.637853	$1.835653	1,969,719.009
	2004	$1.248199	$1.637853	1,662,016.490
	2003	$0.931052	$1.248199	996,136.219
TA JPMorgan Enhanced Index - Initial Class	2012	$1.006921	$1.157026	3,605,581.649
Subaccount Inception Date May 1, 1997	2011	$1.012004	$1.006921	4,087,855.463
	2010	$0.889633	$1.012004	5,287,496.656
	2009	$0.695084	$0.889633	5,783,261.087
	2008	$1.123403	$0.695084	6,758,552.569
	2007	$1.088148	$1.123403	8,238,516.810
	2006	$0.955422	$1.088148	9,104,814.749
	2005	$0.934991	$0.955422	8,965,372.881
	2004	$0.852747	$0.934991	8,536,856.827
	2003	$0.669596	$0.852747	8,678,651.490
TA Jennison Growth - Initial Class	2012	$0.962002	$2.199780	4,719,090.936
Subaccount Inception Date November 18, 1996	2011	$0.980165	$0.962002	5,520,662.954
	2010	$0.884015	$0.980165	6,603,343.901
	2009	$0.634782	$0.884015	1,262,749.349
	2008	$1.020357	$0.634782	1,354,610.758
	2007	$0.926507	$1.020357	1,416,143.274
	2006	$0.919997	$0.926507	1,711,857.746
	2005	$0.818602	$0.919997	2,038,052.897
	2004	$0.759530	$0.818602	1,826,339.849
	2003	$0.597188	$0.759530	1,373,812.478
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.130215	$1.289733	2,856,287.206
Subaccount Inception Date May 1, 2000	2011	$1.214860	$1.130215	3,179,066.179
	2010	$0.965218	$1.214860	3,604,608.387
	2009	$0.764045	$0.965218	4,294,821.382
	2008	$1.215742	$0.764045	5,525,735.050
	2007	$1.218398	$1.215742	6,640,710.672
	2006	$1.040511	$1.218398	8,196,089.851
	2005	$1.012203	$1.040511	9,664,858.859
	2004	$0.939060	$1.012203	10,827,358.369
	2003	$0.703500	$0.939060	12,298,899.400

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond - Initial Class	2012	$1.705221	$1.976566	2,512,914.847
Subaccount Inception Date June 1, 1998	2011	$1.647887	$1.705221	2,781,053.381
	2010	$1.483913	$1.647887	3,541,121.197
	2009	$1.020431	$1.483913	4,092,068.506
	2008	$1.381306	$1.020431	3,833,075.651
	2007	$1.373205	$1.381306	4,894,549.627
	2006	$1.253150	$1.373205	6,077,620.515
	2005	$1.246176	$1.253150	6,194,748.112
	2004	$1.149503	$1.246176	7,940,745.151
	2003	$0.988505	$1.149503	8,025,371.228
TA MFS International Equity - Initial Class	2012	$1.064576	$1.284313	2,123,557.972
Subaccount Inception Date May 1, 2001	2011	$1.198383	$1.064576	2,367,558.278
	2010	$1.098102	$1.198383	2,753,021.903
	2009	$0.837955	$1.098102	2,941,447.496
	2008	$1.311199	$0.837955	3,521,199.814
	2007	$1.216347	$1.311199	4,747,399.718
	2006	$1.000666	$1.216347	6,251,646.869
	2005	$0.897669	$1.000666	5,626,333.057
	2004	$0.794901	$0.897669	5,538,810.845
	2003	$0.642367	$0.794901	5,994,661.588
TA PIMCO Total Return - Initial Class	2012	$1.541170	$1.636957	5,895,168.241
Subaccount Inception Date May 1, 2002	2011	$1.468334	$1.541170	6,865,629.700
	2010	$1.386905	$1.468334	6,873,397.385
	2009	$1.210180	$1.386905	6,904,300.326
	2008	$1.260541	$1.210180	5,333,905.533
	2007	$1.171534	$1.260541	4,524,612.035
	2006	$1.138214	$1.171534	4,927,679.130
	2005	$1.126172	$1.138214	4,223,308.417
	2004	$1.091227	$1.126172	4,593,331.088
	2003	$1.053222	$1.091227	4,024,769.311
TA T. Rowe Price Small Cap - Initial Class	2012	$1.442743	$1.648412	2,075,115.142
Subaccount Inception Date May 1, 2000	2011	$1.436428	$1.442743	2,572,491.839
	2010	$1.081922	$1.436428	2,956,117.592
	2009	$0.789781	$1.081922	3,408,196.303
	2008	$1.254462	$0.789781	4,124,402.825
	2007	$1.158869	$1.254462	5,069,996.039
	2006	$1.132689	$1.158869	6,090,222.616
	2005	$1.036804	$1.132689	6,761,896.864
	2004	$0.951198	$1.036804	7,271,042.450
	2003	$0.685942	$0.951198	9,256,404.109
TA Multi-Managed Balanced - Initial Class	2012	$1.572120	$1.747752	715,686.017
Subaccount Inception Date May 1, 2002	2011	$1.529974	$1.572120	488,161.706
	2010	$1.248058	$1.529974	386,559.268
	2009	$1.000543	$1.248058	344,599.806
	2008	$1.498683	$1.000543	415,036.780
	2007	$1.335781	$1.498683	387,058.651
	2006	$1.239342	$1.335781	410,168.435
	2005	$1.162240	$1.239342	863,695.301
	2004	$1.058695	$1.162240	535,094.698
	2003	$0.941146	$1.058695	632,475.971

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.458088	$1.528428	555,722.059
Subaccount Inception Date May 1, 2002	2011	$1.449976	$1.458088	711,143.955
	2010	$1.343302	$1.449976	896,481.799
	2009	$1.035882	$1.343302	762,827.737
	2008	$1.661544	$1.035882	733,236.260
	2007	$1.418146	$1.661544	1,159,886.289
	2006	$1.294720	$1.418146	799,188.121
	2005	$1.261856	$1.294720	656,005.523
	2004	$1.128889	$1.261856	671,698.498
	2003	$0.924287	$1.128889	566,007.686
TA WMC Diversified Growth - Initial Class	2012	$1.061382	$1.186249	8,210,029.399
Subaccount Inception Date May 2, 2000	2011	$1.116284	$1.061382	10,087,038.327
	2010	$0.959353	$1.116284	7,425,505.637
	2009	$0.751847	$0.959353	9,406,811.699
	2008	$1.409942	$0.751847	10,646,505.830
	2007	$1.227724	$1.409942	12,801,773.320
	2006	$1.143396	$1.227724	15,355,936.855
	2005	$0.993375	$1.143396	11,463,408.582
	2004	$0.868532	$0.993375	12,493,785.312
	2003	$0.670137	$0.868532	10,178,116.430
TA AEGON Money Market - Initial Class	2012	$1.068064	$1.054856	4,705,081.936
Subaccount Inception Date April 8, 1991	2011	$1.081306	$1.068064	5,190,240.954
	2010	$1.094790	$1.081306	5,481,088.281
	2009	$1.107014	$1.094790	8,420,583.580
	2008	$1.094695	$1.107014	14,363,188.138
	2007	$1.055380	$1.094695	8,511,854.762
	2006	$1.020274	$1.055380	6,589,430.242
	2005	$1.004042	$1.020274	5,707,004.021
	2004	$1.006504	$1.004042	5,415,084.506
	2003	$1.011588	$1.006504	8,028,205.798
TA Systematic Small/Mid Cap Value - Initial Class	2012	$2.088952	$2.401091	4,533,245.783
Subaccount Inception Date May 4, 1993	2011	$2.172744	$2.088952	5,197,234.850
	2010	$1.686857	$2.172744	6,463,490.436
	2009	$1.192595	$1.686857	7,634,988.171
	2008	$2.042093	$1.192595	9,476,904.457
	2007	$1.657650	$2.042093	11,349,372.381
	2006	$1.421656	$1.657650	14,465,154.968
	2005	$1.267497	$1.421656	16,497,509.929
	2004	$1.103071	$1.267497	16,807,471.874
	2003	$0.585256	$1.103071	16,688,369.602
TA AEGON U.S. Government Securities - Initial Class	2012	$1.429157	$1.484019	3,939,528.945
Subaccount Inception Date May 13, 1994	2011	$1.344691	$1.429157	3,106,858.807
	2010	$1.304088	$1.344691	4,203,179.351
	2009	$1.263925	$1.304088	6,011,581.969
	2008	$1.188702	$1.263925	8,037,043.832
	2007	$1.134988	$1.188702	8,787,346.304
	2006	$1.112738	$1.134988	10,295,986.028
	2005	$1.102034	$1.112738	11,540,232.577
	2004	$1.080238	$1.102034	12,751,254.419
	2003	$1.062441	$1.080238	13,380,625.984

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class(10)	2012	$1.091270	$1.258268	2,034,778.016
Subaccount Inception Date April 8, 1991	2011	$1.289168	$1.091270	2,718,904.965
	2010	$1.203254	$1.289168	3,224,918.077
	2009	$0.967802	$1.203254	3,639,852.715
	2008	$1.602061	$0.967802	4,675,082.851
	2007	$1.403238	$1.602061	5,883,226.534
	2006	$1.150322	$1.403238	5,406,989.603
	2005	$1.023500	$1.150322	4,046,325.350
	2004	$0.893060	$1.023500	3,882,568.609
	2003	$0.680836	$0.893060	2,548,642.866
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$1.021978	$1.100950	4,575,233.057
Subaccount Inception Date May 1, 2001	2011	$1.109148	$1.021978	4,915,991.861
	2010	$0.838670	$1.109148	3,195,530.367
	2009	$0.528867	$0.838670	2,995,825.830
	2008	$0.997022	$0.528867	3,179,743.189
	2007	$0.823890	$0.997022	4,066,803.665
	2006	$0.758974	$0.823890	4,592,341.896
	2005	$0.714492	$0.758974	5,328,262.091
	2004	$0.675216	$0.714492	5,865,483.393
	2003	$0.533456	$0.675216	6,563,232.023
TA BNP Paribas Large Cap Growth - Initial Class(11)	2012	$1.258384	$1.455655	4,698,469.723
Subaccount Inception Date April 8, 1991	2011	$1.303628	$1.258384	5,025,568.348
	2010	$1.107576	$1.303628	5,624,209.627
	2009	$0.771208	$1.107576	6,625,940.817
	2008	$1.348278	$0.771208	3,988,563.769
	2007	$1.249638	$1.348278	4,688,483.877
	2006	$1.146722	$1.249638	5,553,274.298
	2005	$1.061119	$1.146722	6,462,678.923
	2004	$0.952895	$1.061119	6,051,976.534
	2003	$0.796805	$0.952895	5,929,530.823
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.310298	$1.356996	0.000
Subaccount Inception Date November 3, 2003	2011	$1.236541	$1.310298	98,173.352
	2010	$1.201264	$1.236541	88,336.654
	2009	$1.167287	$1.201264	105,907.878
	2008	$1.100331	$1.167287	113,960.656
	2007	$1.053261	$1.100331	0.000
	2006	$1.034732	$1.053261	0.000
	2005	$1.027279	$1.034732	0.000
	2004	$1.010822	$1.027279	0.000
	2003	$1.000000	$1.010822	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.888489	$1.032385	983,247.525
Subaccount Inception Date May 1, 2002	2011	$0.931187	$0.888489	1,132,694.505
	2010	$0.881600	$0.931187	1,231,664.405
	2009	$0.604186	$0.881600	1,348,192.328
	2008	$1.271980	$0.604186	1,248,208.190
	2007	$1.270636	$1.271980	1,377,622.440
	2006	$1.139065	$1.270636	1,751,370.632
	2005	$1.093885	$1.139065	2,064,032.625
	2004	$0.999279	$1.093885	2,315,411.752
	2003	$0.759054	$0.999279	2,247,973.025
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.964999	178,951.010

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.024988	$1.186830	3,132,005.311
Subaccount Inception Date May 1, 2001	2011	$0.978382	$1.024988	3,245,096.115
	2010	$0.878204	$0.978382	3,684,679.822
	2009	$0.738833	$0.878204	4,603,028.921
	2008	$1.261449	$0.738833	5,407,181.083
	2007	$1.218097	$1.261449	6,409,585.889
	2006	$1.054234	$1.218097	7,637,407.419
	2005	$1.020495	$1.054234	9,727,933.405
	2004	$0.929033	$1.020495	10,884,944.655
	2003	$0.711608	$0.929033	13,240,955.841
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.790303	$0.910853	867,482.395
Subaccount Inception Date May 1, 2001	2011	$0.831363	$0.790303	1,026,076.563
	2010	$0.766396	$0.831363	1,323,526.990
	2009	$0.565961	$0.766396	1,601,860.798
	2008	$0.952272	$0.565961	1,994,600.263
	2007	$0.952275	$0.952272	2,646,196.524
	2006	$0.848701	$0.952275	3,063,741.873
	2005	$0.864830	$0.848701	4,189,486.899
	2004	$0.762441	$0.864830	4,320,625.326
	2003	$0.712537	$0.762441	4,403,611.532
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.502076	$1.722877	3,940,964.007
Subaccount Inception Date May 1, 2000	2011	$1.564362	$1.502076	4,334,157.245
	2010	$1.354615	$1.564362	5,237,823.042
	2009	$1.012451	$1.354615	6,017,677.711
	2008	$1.788832	$1.012451	6,724,110.989
	2007	$1.544135	$1.788832	7,587,193.743
	2006	$1.402996	$1.544135	8,528,279.893
	2005	$1.217763	$1.402996	9,227,144.000
	2004	$1.070719	$1.217763	8,524,773.670
	2003	$0.845652	$1.070719	7,605,730.079
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.093210	$1.263782	1,394,513.361
Subaccount Inception Date May 1, 2000	2011	$1.099640	$1.093210	1,745,547.555
	2010	$0.968848	$1.099640	2,076,464.423
	2009	$0.755259	$0.968848	2,473,212.069
	2008	$1.337242	$0.755259	2,976,039.412
	2007	$1.337042	$1.337242	3,794,507.268
	2006	$1.128753	$1.337042	4,301,024.576
	2005	$1.082525	$1.128753	4,683,242.602
	2004	$0.985400	$1.082525	5,426,079.845
	2003	$0.767303	$0.985400	5,977,782.419
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.869018	$0.981851	1,507,300.770
Subaccount Inception Date May 1, 2001	2011	$0.880152	$0.869018	2,094,438.697
	2010	$0.719468	$0.880152	2,248,242.558
	2009	$0.569269	$0.719468	2,186,092.760
	2008	$1.093944	$0.569269	2,476,344.383
	2007	$0.874541	$1.093944	2,642,246.891
	2006	$0.830834	$0.874541	2,559,636.002
	2005	$0.797318	$0.830834	3,038,242.386
	2004	$0.782870	$0.797318	3,339,229.618
	2003	$0.598043	$0.782870	3,886,044.911

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2012	$1.003873	$1.182989	178,376.922
Subaccount Inception Date May 1, 2000	2011	$0.996764	$1.003873	192,081.364
	2010	$0.817352	$0.996764	247,592.928
	2009	$0.568927	$0.817352	277,453.762
	2008	$1.284076	$0.568927	416,758.974
	2007	$1.057895	$1.284076	469,443.284
	2006	$1.018922	$1.057895	673,040.150
	2005	$0.949257	$1.018922	1,119,994.667
	2004	$0.899200	$0.949257	1,180,853.195
	2003	$0.703559	$0.899200	1,214,442.122
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.086107	$2.360244	2,889,672.287
Subaccount Inception Date May 1, 2000	2011	$2.369263	$2.086107	3,912,415.682
	2010	$1.865781	$2.369263	4,975,285.834
	2009	$1.351755	$1.865781	5,354,900.713
	2008	$2.266360	$1.351755	6,099,947.258
	2007	$1.989658	$2.266360	7,300,277.425
	2006	$1.792176	$1.989658	8,965,159.106
	2005	$1.537512	$1.792176	9,980,028.883
	2004	$1.248854	$1.537512	11,451,242.504
	2003	$0.914603	$1.248854	10,926,179.683
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.323223	$1.660490	1,288,931.146
Subaccount Inception Date May 1, 2002	2011	$1.472847	$1.323223	1,409,051.847
	2010	$1.180361	$1.472847	1,600,219.581
	2009	$0.760482	$1.180361	1,568,415.562
	2008	$1.580730	$0.760482	1,812,943.766
	2007	$1.517999	$1.580730	2,225,317.908
	2006	$1.324841	$1.517999	2,384,962.628
	2005	$1.309575	$1.324841	2,400,250.537
	2004	$1.164786	$1.309575	2,550,006.634
	2003	$0.749434	$1.164786	3,395,477.238
Franklin Income Securities Fund - Class 2	2012	$1.016968	$1.131434	1,239,436.961
Subaccount Inception Date May 1, 2007	2011	$1.005682	$1.016968	1,428,336.891
	2010	$0.903723	$1.005682	877,267.691
	2009	$0.674813	$0.903723	605,023.639
	2008	$0.971353	$0.674813	276,995.967
	2007	$1.000000	$0.971353	61,689.050
Mutual Shares Securities Fund - Class 2	2012	0.801269	$0.904048	529,967.918
Subaccount Inception Date May 1, 2007	2011	$0.819803	$0.801269	712,962.881
	2010	$0.746489	$0.819803	831,977.650
	2009	$0.599635	$0.746489	488,924.122
	2008	$0.965403	$0.599635	439,704.091
	2007	$1.000000	$0.965403	370,243.674
Templeton Foreign Securities Fund - Class 2	2012	$0.805995	$0.941134	1,061,115.444
Subaccount Inception Date May 1, 2007	2011	$0.913165	$0.805995	1,141,510.336
	2010	$0.852876	$0.913165	1,277,324.777
	2009	$0.630121	$0.852876	1,348,728.179
	2008	$1.070130	$0.630121	569,440.994
	2007	$1.000000	$1.070130	706,858.811

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.227967	$1.418737	719,356.176
Subaccount Inception Date October 9, 2000	2011	$1.264171	$1.227967	833,109.173
	2010	$1.019736	$1.264171	1,248,941.609
	2009	$0.714794	$1.019736	1,569,166.390
	2008	$1.289164	$0.714794	1,946,421.855
	2007	$1.072245	$1.289164	2,241,519.411
	2006	$0.958132	$1.072245	2,246,620.051
	2005	$0.865925	$0.958132	2,554,505.997
	2004	$0.727757	$0.865925	2,867,061.008
	2003	$0.546769	$0.727757	2,860,937.027
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2012	$1.484495	$1.624295	269,337.706
Subaccount Inception Date October 9, 2000	2011	$1.549208	$1.484495	289,109.351
	2010	$1.359661	$1.549208	359,445.496
	2009	$1.035702	$1.359661	443,893.860
	2008	$1.454423	$1.035702	536,701.699
	2007	$1.374155	$1.454423	632,621.645
	2006	$1.209131	$1.374155	784,540.751
	2005	$1.112886	$1.209131	966,436.519
	2004	$0.956576	$1.112886	994,219.803
	2003	$0.685852	$0.956576	1,012,175.202
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.728468	$0.862311	1,573,432.159
Subaccount Inception Date October 9, 2000	2011	$0.857507	$0.728468	2,153,324.564
	2010	$0.751573	$0.857507	2,462,188.664
	2009	$0.553819	$0.751573	2,547,712.342
	2008	$1.016044	$0.553819	2,711,937.288
	2007	$0.940727	$1.016044	3,571,752.083
	2006	$0.807605	$0.940727	3,404,232.320
	2005	$0.774544	$0.807605	4,403,585.982
	2004	$0.750275	$0.774544	6,112,466.469
	2003	$0.614202	$0.750275	6,993,600.416
MFS® New Discovery Series – Service Class	2012	$1.378473	$1.645861	282,645.552
Subaccount Inception Date May 1, 2002	2011	$1.559306	$1.378473	451,103.348
	2010	$1.161385	$1.559306	516,185.363
	2009	$0.721754	$1.161385	478,997.423
	2008	$1.208354	$0.721754	231,040.647
	2007	$1.196609	$1.208354	313,704.415
	2006	$1.072810	$1.196609	491,278.724
	2005	$1.034152	$1.072810	535,098.570
	2004	$0.985901	$1.034152	1,090,222.755
	2003	$0.748106	$0.985901	726,553.715
MFS® Total Return Series – Service Class	2012	$1.283009	$1.405624	1,106,481.510
Subaccount Inception Date May 1, 2002	2011	$1.278746	$1.283009	1,236,601.400
	2010	$1.180963	$1.278746	1,112,259.629
	2009	$1.015691	$1.180963	1,148,186.066
	2008	$1.323958	$1.015691	1,251,214.981
	2007	$1.289840	$1.323958	2,090,560.795
	2006	$1.169929	$1.289840	2,602,682.739
	2005	$1.154522	$1.169929	2,521,295.483
	2004	$1.052890	$1.154522	1,818,210.925
	2003	$0.918965	$1.052890	1,519,052.092
TA BlackRock Tactical Allocation - Service Class	2012	$1.129702	$1.227411	1,881,232.603
Subaccount Inception Date May 1, 2009	2011	$1.102517	$1.129702	2,122,948.693
	2010	$1.003480	$1.102517	1,113,300.535
	2009	$0.993371	$1.003480	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.098560	$1.264668	83,702.486
Subaccount Inception Date November 19, 2009	2011	$1.157637	$1.098560	84,064.407
	2010	$1.024505	$1.157637	84,377.490
	2009	$0.999966	$1.024505	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.099705	$1.157932	14,189.680
Subaccount Inception Date November 19, 2009	2011	$1.079160	$1.099705	0.000
	2010	$0.998540	$1.079160	0.000
	2009	$0.999966	$0.998540	0.000
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.091750	$1.168742	1,628,654.773
Subaccount Inception Date May 1, 2008	2011	$1.089393	$1.091750	832,039.221
	2010	$0.996462	$1.089393	32,517.907
	2009	$0.991650	$0.996462	16,969.516
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$1.089474	$1.200284	633,081.539
Subaccount Inception Date May 1, 2008	2011	$1.115713	$1.089474	626,958.824
	2010	$0.999658	$1.115713	163,793.436
	2009	$0.988780	$0.999658	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.255336	$1.490639	318,565.728
Subaccount Inception Date November 19, 2009	2011	$1.249382	$1.255336	128,646.544
	2010	$1.029949	$1.249382	116,896.182
	2009	$0.985165	$1.029949	0.000
TA WMC Diversified Growth - Service Class	2012	$1.137515	$1.114614	0.000
Subaccount Inception Date December 30, 2011	2011	$1.241097	$1.137515	0.000

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(5)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.
(6)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(7)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.
(8)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(9)	Formerly known as Transamerica BlackRock Large Cap Value VP.
(10)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP.
(11)	Formerly known as Transamerica Multi Managed Large Cap Core VP.
(12)	Formerly known as Transamerica Hanlon Balanced VP.
(13)	Formerly known as Transamerica Hanlon Growth and Income VP.
(14)	Formerly known as Transamerica Hanlon Growth VP.
(15)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.

APPENDIX

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount.

		Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.021542	$1.068724	0.000
Subaccount Inception Date May 1, 2002	2011	$1.022413	$1.021542	0.000
	2010	$0.963561	$1.022413	0.000
	2009	$0.790338	$0.963561	0.000
	2008	$1.000000	$0.790338	0.000
TA Asset Allocation - Moderate - Service Class	2012	$0.986736	$1.050752	0.000
Subaccount Inception Date May 1, 2002	2011	$1.007920	$0.986736	0.000
	2010	$0.937563	$1.007920	0.000
	2009	$0.761131	$0.937563	0.000
	2008	$1.000000	$0.761131	0.000
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.931090	$1.002978	0.000
Subaccount Inception Date May 1, 2002	2011	$0.976071	$0.931090	0.000
	2010	$0.889620	$0.976071	0.000
	2009	$0.712762	$0.889620	0.000
	2008	$1.000000	$0.712762	0.000
TA International Moderate Growth - Service Class	2012	$0.835545	$0.917245	0.000
Subaccount Inception Date May 1, 2006	2011	$0.925739	$0.835545	0.000
	2010	$0.860297	$0.925739	0.000
	2009	$0.681505	$0.860297	0.000
	2008	$1.000000	$0.681505	0.000
TA PIMCO Total Return - Service Class	2012	$1.114428	$1.167289	0.000
Subaccount Inception Date May 1, 2002	2011	$1.077556	$1.114428	0.000
	2010	$1.032354	$1.077556	0.000
	2009	$0.913723	$1.032354	0.000
	2008	$1.000000	$0.913723	0.000
TA Efficient Markets - Service Class(5)	2012	$1.247569	$1.366201	0.000
Subaccount Inception Date November 10, 2008	2011	$1.306699	$1.247569	0.000
	2010	$1.191252	$1.306699	0.000
	2009	$1.035492	$1.191252	0.000
	2008	$1.000000	$1.035492	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.098433	$1.204937	0.000
Subaccount Inception Date May 1, 2002	2011	$1.084596	$1.098433	0.000
	2010	$0.896936	$1.084596	0.000
	2009	$0.729646	$0.896936	0.000
	2008	$1.000000	$0.729646	0.000
TA AEGON Money Market - Service Class	2012	$0.926704	$0.904471	0.000
Subaccount Inception Date July 3, 1997	2011	$0.949305	$0.926704	0.000
	2010	$0.972509	$0.949305	0.000
	2009	$0.996216	$0.972509	0.000
	2008	$1.000000	$0.996216	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.111300	$1.137353	0.000
Subaccount Inception Date May 13, 1994	2011	$1.061135	$1.111300	0.000
	2010	$1.043081	$1.061135	0.000
	2009	$1.025589	$1.043081	0.000
	2008	$1.000000	$1.025589	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Balanced - Service Class(6)	2012	$0.989269	$1.046565	0.000
Subaccount Inception Date May 1, 2008	2011	$0.998799	$0.989269	0.000
	2010	$0.924430	$0.998799	0.000
	2009	$0.812728	$0.924430	0.000
	2008	$1.000000	$0.812728	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.918034	$0.999482	0.000
Subaccount Inception Date May 1, 2008	2011	$0.951266	$0.918034	0.000
	2010	$0.862408	$0.951266	0.000
	2009	$0.717267	$0.862408	0.000
	2008	$1.000000	$0.717267	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.244742	$1.374618	0.000
Subaccount Inception Date November 10, 2008	2011	$1.317934	$1.244742	0.000
	2010	$1.226543	$1.317934	0.000
	2009	$1.011675	$1.226543	0.000
	2008	$1.000000	$1.011675	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.963674	$1.079898	0.000
Subaccount Inception Date May 1, 2008	2011	$1.026512	$0.963674	0.000
	2010	$0.893065	$1.026512	0.000
	2009	$0.661459	$0.893065	0.000
	2008	$1.000000	$0.661459	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.291113	$1.449117	0.000
Subaccount Inception Date November 10, 2008	2011	$1.347141	$1.291113	0.000
	2010	$1.253768	$1.347141	0.000
	2009	$0.989022	$1.253768	0.000
	2008	$1.000000	$0.989022	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.087157	$1.229207	0.000
Subaccount Inception Date November 19, 2009	2011	$1.102698	$1.087157	0.000
	2010	$1.007062	$1.102698	0.000
	2009	$0.989756	$1.007062	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.062133	$1.089096	0.000
Subaccount Inception Date November 19, 2009	2011	$1.028491	$1.062133	0.000
	2010	$0.992791	$1.028491	0.000
	2009	$1.000877	$0.992791	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.008535	$1.102725	0.000
Subaccount Inception Date November 19, 2009	2011	$1.068314	$1.008535	0.000
	2010	$1.002704	$1.068314	0.000
	2009	$0.988788	$1.002704	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.072630	$1.116124	0.000
Subaccount Inception Date November 19, 2009	2011	$1.065040	$1.072630	0.000
	2010	$0.997153	$1.065040	0.000
	2009	$0.999934	$0.997153	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.037662	$1.071415	0.000
Subaccount Inception Date August 16, 2010	2011	$1.045621	$1.037662	0.000
	2010	$1.000000	$1.045621	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.004699	$1.047037	0.000
Subaccount inception date December 9, 2011	2011	$1.000000	$1.004699	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2012	$1.395230	$1.555283	0.000
Subaccount Inception Date July 3, 1997	2011	$1.463114	$1.395230	0.000
	2010	$1.326857	$1.463114	0.000
	2009	$1.035076	$1.326857	0.000
	2008	$1.674800	$1.035076	0.000
	2007	$1.682936	$1.674800	0.000
	2006	$1.412661	$1.682936	0.000
	2005	$1.403821	$1.412661	0.000
	2004	$1.293049	$1.403821	0.000
	2003	$1.000000	$1.293049	0.000
BlackRock Global Allocation V.I. Fund	2012	$2.190491	$2.361100	0.000
Subaccount Inception Date July 3, 1997	2011	$2.321873	$2.190491	0.000
	2010	$2.158253	$2.321873	0.000
	2009	$1.821581	$2.158253	0.000
	2008	$2.312755	$1.821581	0.000
	2007	$2.022247	$2.312755	0.000
	2006	$1.775166	$2.022247	0.000
	2005	$1.643080	$1.775166	0.000
	2004	$1.469634	$1.643080	0.000
	2003	$1.000000	$1.469634	0.000
BlackRock High Yield V.I. Fund - Class I Shares	2012	$1.574187	$1.779585	0.000
Subaccount Inception Date July 3, 1997	2011	$1.558390	$1.574187	0.000
	2010	$1.381950	$1.558390	0.000
	2009	$0.902644	$1.381950	0.000
	2008	$1.303926	$0.902644	0.000
	2007	$1.302599	$1.303926	0.000
	2006	$1.217348	$1.302599	0.000
	2005	$1.226328	$1.217348	0.000
	2004	$1.121973	$1.226328	0.000
	2003	$1.000000	$1.121973	0.000
TA Asset Allocation - Conservative - Service Class	2012	$1.395644	$1.462256	0.000
Subaccount Inception Date May 1, 2002	2011	$1.394793	$1.395644	0.000
	2010	$1.312585	$1.394793	0.000
	2009	$1.075040	$1.312585	0.000
	2008	$1.399371	$1.075040	0.000
	2007	$1.348817	$1.399371	0.000
	2006	$1.264181	$1.348817	0.000
	2005	$1.231489	$1.264181	0.000
	2004	$1.151154	$1.231489	0.000
	2003	$1.000000	$1.151154	0.000
TA Asset Allocation - Growth - Service Class	2012	$1.379172	$1.515039	0.000
Subaccount Inception Date May 1, 2002	2011	$1.496046	$1.379172	0.000
	2010	$1.334892	$1.496046	0.000
	2009	$1.054162	$1.334892	0.000
	2008	$1.790255	$1.054162	0.000
	2007	$1.703320	$1.790255	0.000
	2006	$1.511459	$1.703320	0.000
	2005	$1.381416	$1.511459	0.000
	2004	$1.240772	$1.381416	0.000
	2003	$1.000000	$1.240772	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class	2012	$1.434869	$1.530219	0.000
Subaccount Inception Date May 1, 2002	2011	$1.463531	$1.434869	0.000
	2010	$1.359372	$1.463531	0.000
	2009	$1.101950	$1.359372	0.000
	2008	$1.527528	$1.101950	0.000
	2007	$1.450650	$1.527528	0.000
	2006	$1.334304	$1.450650	0.000
	2005	$1.274074	$1.334304	0.000
	2004	$1.172951	$1.274074	0.000
	2003	$1.000000	$1.172951	0.000
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.428688	$1.541252	0.000
Subaccount Inception Date May 1, 2002	2011	$1.495519	$1.428688	0.000
	2010	$1.361057	$1.495519	0.000
	2009	$1.088890	$1.361057	0.000
	2008	$1.660836	$1.088890	0.000
	2007	$1.579837	$1.660836	0.000
	2006	$1.423364	$1.579837	0.000
	2005	$1.327175	$1.423364	0.000
	2004	$1.199864	$1.327175	0.000
	2003	$1.000000	$1.199864	0.000
TA International Moderate Growth - Service Class	2012	$0.833473	$0.916325	0.000
Subaccount Inception Date May 1, 2006	2011	$0.922095	$0.833473	0.000
	2010	$0.855654	$0.922095	0.000
	2009	$0.676831	$0.855654	0.000
	2008	$1.087356	$0.676831	0.000
	2007	$1.025414	$1.087356	0.000
	2006	$1.000000	$1.025414	0.000
TA Barrow Hanley Dividend Focused - Service Class(9)	2012	$1.468172	$1.599576	0.000
Subaccount Inception Date May 1, 2000	2011	$1.465861	$1.468172	0.000
	2010	$1.361363	$1.465861	0.000
	2009	$1.224724	$1.361363	0.000
	2008	$1.900351	$1.224724	0.000
	2007	$1.863272	$1.900351	0.000
	2006	$1.634379	$1.863272	0.000
	2005	$1.444602	$1.634379	0.000
	2004	$1.252476	$1.444602	0.000
	2003	$1.000000	$1.252476	0.000
TA Clarion Global Real Estate Securities - Service Class	2012	$1.726413	$2.108886	0.000
Subaccount Inception Date May 1, 2002	2011	$1.878958	$1.726413	0.000
	2010	$1.667079	$1.878958	0.000
	2009	$1.282223	$1.667079	0.000
	2008	$2.281359	$1.282223	0.000
	2007	$2.507320	$2.281359	0.000
	2006	$1.807285	$2.507320	0.000
	2005	$1.633413	$1.807285	0.000
	2004	$1.261219	$1.633413	0.000
	2003	$1.000000	$1.261219	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class	2012	$1.288043	$1.461560	0.000
Subaccount Inception Date May 1, 1997	2011	$1.311394	$1.288043	0.000
	2010	$1.168051	$1.311394	0.000
	2009	$0.924036	$1.168051	0.000
	2008	$1.513129	$0.924036	0.000
	2007	$1.484265	$1.513129	0.000
	2006	$1.320678	$1.484265	0.000
	2005	$1.309105	$1.320678	0.000
	2004	$1.209751	$1.309105	0.000
	2003	$1.000000	$1.209751	0.000
TA Jennison Growth - Service Class	2012	$1.370999	$1.546518	0.000
Subaccount Inception Date November 18, 1996	2011	$1.413373	$1.370999	0.000
	2010	$1.291243	$1.413373	0.000
	2009	$0.938904	$1.291243	0.000
	2008	$1.527393	$0.938904	0.000
	2007	$1.404338	$1.527393	0.000
	2006	$1.413934	$1.404338	0.000
	2005	$1.274091	$1.413934	0.000
	2004	$1.197292	$1.274091	0.000
	2003	$1.000000	$1.197292	0.000
TA Morgan Stanley Capital Growth - Service Class	2012	$1.378839	$1.552587	0.000
Subaccount Inception Date May 1, 2000	2011	$1.500331	$1.378839	0.000
	2010	$1.207689	$1.500331	0.000
	2009	$0.968496	$1.207689	0.000
	2008	$1.561428	$0.968496	0.000
	2007	$1.585424	$1.561428	0.000
	2006	$1.370990	$1.585424	0.000
	2005	$1.351017	$1.370990	0.000
	2004	$1.269268	$1.351017	0.000
	2003	$1.000000	$1.269268	0.000
TA AEGON High Yield Bond - Service Class	2012	$1.444951	$1.653817	0.000
Subaccount Inception Date June 1, 1998	2011	$1.413954	$1.444951	0.000
	2010	$1.289545	$1.413954	0.000
	2009	$0.898274	$1.289545	0.000
	2008	$1.232969	$0.898274	0.000
	2007	$1.240057	$1.232969	0.000
	2006	$1.146748	$1.240057	0.000
	2005	$1.155681	$1.146748	0.000
	2004	$1.079727	$1.155681	0.000
	2003	$1.000000	$1.079727	0.000
TA MFS International Equity - Service Class	2012	$1.510396	$1.799183	0.000
Subaccount Inception Date May 1, 2001	2011	$1.720944	$1.510396	0.000
	2010	$1.596014	$1.720944	0.000
	2009	$1.234692	$1.596014	0.000
	2008	$1.959722	$1.234692	0.000
	2007	$1.841701	$1.959722	0.000
	2006	$1.532659	$1.841701	0.000
	2005	$1.394598	$1.532659	0.000
	2004	$1.249023	$1.394598	0.000
	2003	$1.000000	$1.249023	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class	2012	$1.280234	$1.342931	0.000
Subaccount Inception Date May 1, 2002	2011	$1.236068	$1.280234	0.000
	2010	$1.182481	$1.236068	0.000
	2009	$1.045059	$1.182481	0.000
	2008	$1.103076	$1.045059	0.000
	2007	$1.037254	$1.103076	0.000
	2006	$1.021247	$1.037254	0.000
	2005	$1.023862	$1.021247	0.000
	2004	$1.005095	$1.023862	0.000
	2003	$1.000000	$1.005095	0.000
TA T. Rowe Price Small Cap - Service Class	2012	$1.815936	$2.048453	0.000
Subaccount Inception Date January 3, 1995	2011	$1.829933	$1.815936	0.000
	2010	$1.396380	$1.829933	0.000
	2009	$1.032666	$1.396380	0.000
	2008	$1.661318	$1.032666	0.000
	2007	$1.555483	$1.661318	0.000
	2006	$1.539750	$1.555483	0.000
	2005	$1.426709	$1.539750	0.000
	2004	$1.325528	$1.426709	0.000
	2003	$1.000000	$1.325528	0.000
TA Efficient Markets - Service Class(5)	2012	$1.253307	$1.374493	0.000
Subaccount Inception Date November 10, 2008	2011	$1.310801	$1.253307	0.000
	2010	$1.193244	$1.310801	0.000
	2009	$1.035705	$1.193244	0.000
	2008	$1.000000	$1.035705	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.464675	$1.609055	0.000
Subaccount Inception Date May 1, 2002	2011	$1.444108	$1.464675	0.000
	2010	$1.192487	$1.444108	0.000
	2009	$0.968657	$1.192487	0.000
	2008	$1.469806	$0.968657	0.000
	2007	$1.326386	$1.469806	0.000
	2006	$1.247750	$1.326386	0.000
	2005	$1.184125	$1.247750	0.000
	2004	$1.092598	$1.184125	0.000
	2003	$1.000000	$1.092598	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.343934	$1.389691	0.000
Subaccount Inception Date May 1, 2002	2011	$1.352264	$1.343934	0.000
	2010	$1.267372	$1.352264	0.000
	2009	$0.988465	$1.267372	0.000
	2008	$1.605198	$0.988465	0.000
	2007	$1.388395	$1.605198	6,199.485
	2006	$1.283534	$1.388395	0.000
	2005	$1.268063	$1.283534	0.000
	2004	$1.148118	$1.268063	0.000
	2003	$1.000000	$1.148118	0.000
TA WMC Diversified Growth - Service Class	2012	$1.329459	$1.466552	0.000
Subaccount Inception Date May 1, 2000	2011	$1.415605	$1.329459	0.000
	2010	$1.232655	$1.415605	0.000
	2009	$0.978314	$1.232655	0.000
	2008	$1.859593	$0.978314	0.000
	2007	$1.639549	$1.859593	1,658.253
	2006	$1.547439	$1.639549	0.000
	2005	$1.361322	$1.547439	0.000
	2004	$1.204564	$1.361322	0.000
	2003	$1.000000	$1.204564	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Service Class	2012	$0.952583	$0.931098	0.000
Subaccount Inception Date April 8, 1991	2011	$0.974377	$0.952583	0.000
	2010	$0.996753	$0.974377	0.000
	2009	$1.019563	$0.996753	0.000
	2008	$1.020986	$1.019563	73,898.297
	2007	$0.997075	$1.020986	138,242.297
	2006	$0.976290	$0.997075	0.000
	2005	$0.973119	$0.976290	0.000
	2004	$0.988117	$0.973119	0.000
	2003	$1.000000	$0.988117	0.000
TA Systematic Small Mid Cap Value - Service Class	2012	$1.107211	$1.255790	0.000
Subaccount Inception Date May 4, 1993	2011	$1.165962	$1.107211	0.000
	2010	$0.917145	$1.165962	0.000
	2009	$0.656576	$0.917145	0.000
	2008	$1.000000	$0.656576	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.182621	$1.212121	0.000
Subaccount Inception Date May 13, 1994	2011	$1.127596	$1.182621	0.000
	2010	$1.106788	$1.127596	0.000
	2009	$1.086641	$1.106788	0.000
	2008	$1.034970	$1.086641	0.000
	2007	$1.001021	$1.034970	0.000
	2006	$0.993588	$1.001021	0.000
	2005	$0.996629	$0.993588	0.000
	2004	$0.990855	$0.996629	0.000
	2003	$1.000000	$0.990855	0.000
TA Vanguard ETF - Balanced - Service Class(6)	2012	$0.994571	$1.053722	0.000
Subaccount Inception Date May 1, 2008	2011	$1.002699	$0.994571	0.000
	2010	$0.926675	$1.002699	0.000
	2009	$0.813516	$0.926675	0.000
	2008	$1.000000	$0.813516	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.922983	$1.006375	0.000
Subaccount Inception Date May 1, 2008	2011	$0.954989	$0.922983	0.000
	2010	$0.864525	$0.954989	0.000
	2009	$0.717974	$0.864525	0.000
	2008	$1.000000	$0.717974	0.000
TA TS&W International Equity - Service Class(10)	2012	$1.439800	$1.638577	0.000
Subaccount Inception Date April 8, 1991	2011	$1.724012	$1.439800	0.000
	2010	$1.629936	$1.724012	0.000
	2009	$1.326757	$1.629936	0.000
	2008	$2.226969	$1.326757	0.000
	2007	$1.976560	$2.226969	0.000
	2006	$1.641334	$1.976560	0.000
	2005	$1.477827	$1.641334	0.000
	2004	$1.306577	$1.477827	0.000
	2003	$1.000000	$1.306577	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BNP Paribas Large Cap Growth - Service Class(11)	2012	$1.364972	$1.558600	0.000
Subaccount Inception Date April 8, 1991	2011	$1.432608	$1.364972	0.000
	2010	$1.232849	$1.432608	0.000
	2009	$0.869283	$1.232849	0.000
	2008	$1.538823	$0.869283	0.000
	2007	$1.445169	$1.538823	0.000
	2006	$1.343168	$1.445169	0.000
	2005	$1.259117	$1.343168	0.000
	2004	$1.144742	$1.259117	0.000
	2003	$1.000000	$1.144742	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.616887	$1.719024	0.000
Subaccount Inception Date May 1, 2001	2011	$1.776941	$1.616887	0.000
	2010	$1.360817	$1.776941	0.000
	2009	$0.869420	$1.360817	0.000
	2008	$1.660767	$0.869420	0.000
	2007	$1.390044	$1.660767	0.000
	2006	$1.297496	$1.390044	0.000
	2005	$1.236820	$1.297496	0.000
	2004	$1.183500	$1.236820	0.000
	2003	$1.000000	$1.183500	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$1.050917	$1.208522	0.000
Subaccount Inception Date May 1, 2002	2011	$1.112831	$1.050917	0.000
	2010	$1.064489	$1.112831	0.000
	2009	$0.737098	$1.064489	0.000
	2008	$1.568020	$0.737098	0.000
	2007	$1.582701	$1.568020	0.000
	2006	$1.433493	$1.582701	0.000
	2005	$1.390873	$1.433493	0.000
	2004	$1.283810	$1.390873	0.000
	2003	$1.000000	$1.283810	0.000
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.958251	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.250439	$1.382939	0.000
Subaccount Inception Date November 10, 2008	2011	$1.322043	$1.250439	0.000
	2010	$1.228584	$1.322043	0.000
	2009	$1.011883	$1.228584	0.000
	2008	$1.000000	$1.011883	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.242655	$1.424018	0.000
Subaccount Inception Date May 1, 2001	2011	$1.198425	$1.242655	0.000
	2010	$1.086865	$1.198425	0.000
	2009	$0.923875	$1.086865	0.000
	2008	$1.593839	$0.923875	0.000
	2007	$1.555119	$1.593839	0.000
	2006	$1.359832	$1.555119	0.000
	2005	$1.329897	$1.359832	0.000
	2004	$1.223289	$1.329897	0.000
	2003	$1.000000	$1.223289	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION - (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$1.167896	$1.332167	0.000
Subaccount Inception Date May 1, 2001	2011	$1.241295	$1.167896	0.000
	2010	$1.156159	$1.241295	0.000
	2009	$0.862649	$1.156159	0.000
	2008	$1.466605	$0.862649	0.000
	2007	$1.320728	$1.466605	0.000
	2006	$1.359749	$1.320728	0.000
	2005	$1.211153	$1.359749	0.000
	2004	$1.143646	$1.211153	0.000
	2003	$1.000000	$1.143646	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.968862	$1.087314	0.000
Subaccount Inception Date May 1, 2008	2011	$1.030532	$0.968862	0.000
	2010	$0.895254	$1.030532	0.000
	2009	$0.662108	$0.895254	0.000
	2008	$1.000000	$0.662108	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.592351	$1.807584	0.000
Subaccount Inception Date May 1, 2000	2011	$1.675557	$1.592351	0.000
	2010	$1.465942	$1.675557	0.000
	2009	$1.107020	$1.465942	0.000
	2008	$1.976331	$1.107020	0.000
	2007	$1.723765	$1.976331	48,555.443
	2006	$1.582402	$1.723765	0.000
	2005	$1.387678	$1.582402	0.000
	2004	$1.232790	$1.387678	0.000
	2003	$1.000000	$1.232790	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.278295	$1.462504	0.000
Subaccount Inception Date May 1, 2000	2011	$1.299135	$1.278295	0.000
	2010	$1.156483	$1.299135	0.000
	2009	$0.910891	$1.156483	0.000
	2008	$1.629640	$0.910891	0.000
	2007	$1.364637	$1.629640	0.000
	2006	$1.404275	$1.364637	0.000
	2005	$1.360683	$1.404275	0.000
	2004	$1.251476	$1.360683	0.000
	2003	$1.000000	$1.251476	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2012	$1.265864	$1.415464	0.000
Subaccount Inception Date May 1, 2001	2011	$1.295339	$1.265864	0.000
	2010	$1.069823	$1.295339	0.000
	2009	$0.855264	$1.069823	0.000
	2008	$1.660687	$0.855264	0.000
	2007	$1.341444	$1.660687	0.000
	2006	$1.287588	$1.341444	0.000
	2005	$1.248415	$1.287588	0.000
	2004	$1.238538	$1.248415	0.000
	2003	$1.000000	$1.238538	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.130925	$2.386072	0.000
Subaccount Inception Date May 1, 2000	2011	$2.445238	$2.130925	0.000
	2010	$1.945547	$2.445238	0.000
	2009	$1.424159	$1.945547	0.000
	2008	$2.412649	$1.424159	0.000
	2007	$2.140177	$2.412649	33,015.401
	2006	$1.947702	$2.140177	0.000
	2005	$1.688213	$1.947702	0.000
	2004	$1.385512	$1.688213	0.000
	2003	$1.000000	$1.385512	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.537997	$1.910105	0.000
Subaccount Inception Date May 1, 2002	2011	$1.729625	$1.537997	0.000
	2010	$1.400499	$1.729625	0.000
	2009	$0.911671	$1.400499	0.000
	2008	$1.914774	$0.911671	0.000
	2007	$1.857970	$1.914774	1,943.353
	2006	$1.638305	$1.857970	0.000
	2005	$1.636169	$1.638305	0.000
	2004	$1.470410	$1.636169	0.000
	2003	$1.000000	$1.470410	0.000
Franklin Income Securities Fund - Class 2	2012	$0.969150	$1.067114	0.000
Subaccount Inception Date May 1, 2007	2011	$0.968305	$0.969150	0.000
	2010	$0.879150	$0.968305	0.000
	2009	$0.663267	$0.879150	0.000
	2008	$0.964667	$0.663267	0.000
	2007	$1.000000	$0.964667	0.000
Mutual Shares Securities Fund - Class 2	2012	$0.763581	$0.852636	0.000
Subaccount Inception Date May 1, 2007	2011	$0.789334	$0.763581	0.000
	2010	$0.726181	$0.789334	0.000
	2009	$0.589359	$0.726181	0.000
	2008	$0.958762	$0.589359	0.000
	2007	$1.000000	$0.958762	0.000
Templeton Foreign Securities Fund - Class 2	2012	$0.768076	$0.887602	0.000
Subaccount Inception Date May 1, 2007	2011	$0.879228	$0.768076	0.000
	2010	$0.829687	$0.879228	0.000
	2009	$0.619343	$0.829687	0.000
	2008	$1.062783	$0.619343	0.000
	2007	$1.000000	$1.062783	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.297074	$1.457955	0.000
Subaccount Inception Date November 10, 2008	2011	$1.351386	$1.297074	0.000
	2010	$1.255873	$1.351386	0.000
	2009	$0.989224	$1.255873	0.000
	2008	$1.000000	$0.989224	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.941523	$2.220014	0.000
Subaccount Inception Date October 9, 2000	2011	$2.019455	$1.941523	0.000
	2010	$1.645849	$2.019455	0.000
	2009	$1.165644	$1.645849	0.000
	2008	$2.124234	$1.165644	0.000
	2007	$1.785215	$2.124234	0.000
	2006	$1.611720	$1.785215	0.000
	2005	$1.471678	$1.611720	0.000
	2004	$1.249731	$1.471678	0.000
	2003	$1.000000	$1.249731	0.000
Janus Aspen – Global Research Portfolio – Service Shares	2012	$1.102661	$1.291791	0.000
Subaccount Inception Date October 9, 2000	2011	$1.311428	$1.102661	0.000
	2010	$1.161339	$1.311428	0.000
	2009	$0.864644	$1.161339	0.000
	2008	$1.602829	$0.864644	0.000
	2007	$1.499500	$1.602829	0.000
	2006	$1.300600	$1.499500	0.000
	2005	$1.260252	$1.300600	0.000
	2004	$1.233478	$1.260252	0.000
	2003	$1.000000	$1.233478	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS® New Discovery Series – Service Class	2012	$1.630592	$1.926801	0.000
Subaccount Inception Date May 1, 2002	2011	$1.863598	$1.630592	0.000
	2010	$1.402387	$1.863598	0.000
	2009	$0.880564	$1.402387	0.000
	2008	$1.489611	$0.880564	0.000
	2007	$1.490522	$1.489611	0.000
	2006	$1.350138	$1.490522	0.000
	2005	$1.314944	$1.350138	0.000
	2004	$1.266619	$1.314944	0.000
	2003	$1.000000	$1.266619	0.000
MFS® Total Return Series – Service Class	2012	$1.254804	$1.360551	0.000
Subaccount Inception Date May 1, 2002	2011	$1.263576	$1.254804	0.000
	2010	$1.179051	$1.263576	0.000
	2009	$1.024574	$1.179051	0.000
	2008	$1.349448	$1.024574	0.000
	2007	$1.328377	$1.349448	0.000
	2006	$1.217344	$1.328377	0.000
	2005	$1.213736	$1.217344	0.000
	2004	$1.118395	$1.213736	0.000
	2003	$1.000000	$1.118395	0.000
TA WMC Diversified Growth - Initial Class	2012	$0.830774	$0.918933	0.000
Subaccount Inception Date	2011	$0.882800	$0.830774	0.000
	2010	$0.766561	$0.882800	0.000
	2009	$0.606982	$0.766561	0.000
	2008	$1.150156	$0.606982	0.000
	2007	$1.011954	$1.150156	0.000
	2006	$1.000000	$1.011954	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.090524	$1.234823	0.000
Subaccount Inception Date November 19, 2009	2011	$1.104500	$1.090524	0.000
	2010	$1.007237	$1.104500	0.000
	2009	$0.989760	$1.007237	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.065422	$1.094065	0.000
Subaccount Inception Date November 19, 2009	2011	$1.030171	$1.065422	0.000
	2010	$0.992961	$1.030171	0.000
	2009	$1.000881	$0.992961	0.000
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.046994	$1.198698	0.000
Subaccount Inception Date November 19, 2009	2011	$1.094182	$1.046994	0.000
	2010	$1.007487	$1.094182	0.000
	2009	$0.986784	$1.007487	0.000
American Funds - Growth Fund - Class 2(4)	2012	$1.081537	$1.242561	0.000
Subaccount Inception Date November 19, 2009	2011	$1.159181	$1.081537	0.000
	2010	$1.002101	$1.159181	0.000
	2009	$0.986463	$1.002101	0.000
American Funds - International Fund - Class 2(4)	2012	$0.858603	$0.986570	0.000
Subaccount Inception Date November 19, 2009	2011	$1.023881	$0.858603	0.000
	2010	$0.979627	$1.023881	0.000
	2009	$0.982894	$0.979627	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.011666	$1.107778	0.000
Subaccount Inception Date November 19, 2009	2011	$1.070072	$1.011666	0.000
	2010	$1.002880	$1.070072	0.000
	2009	$0.988792	$1.002880	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation - Service Class(1)	2012	$1.205154	$1.294176	0.000
Subaccount Inception Date May 1, 2009	2011	$1.283132	$1.205154	0.000
	2010	$1.196900	$1.283132	0.000
	2009	$1.000000	$1.196900	0.000
TA BlackRock Tactical Allocation - Service Class	2012	$1.324086	$1.423761	0.000
Subaccount Inception Date May 1, 2009	2011	$1.305597	$1.324086	0.000
	2010	$1.200632	$1.305597	0.000
	2009	$1.000000	$1.200632	0.000
TA Janus Balanced - Service Class	2012	$0.865458	$0.951641	0.000
Subaccount Inception Date November 19, 2009	2011	$0.992650	$0.865458	0.000
	2010	$0.984931	$0.992650	0.000
	2009	$0.986553	$0.984931	0.000
TA PIMCO Tactical - Balanced - Service Class(12)	2012	$0.908646	$0.896845	0.000
Subaccount Inception Date November 19, 2009	2011	$0.962297	$0.908646	0.000
	2010	$1.019726	$0.962297	0.000
	2009	$0.998141	$1.019726	0.000
TA PIMCO Tactical - Conservative - Service Class(13)	2012	$0.884163	$0.877347	0.000
Subaccount Inception Date November 19, 2009	2011	$0.977377	$0.884163	0.000
	2010	$1.021477	$0.977377	0.000
	2009	$0.997247	$1.021477	0.000
TA PIMCO Tactical - Growth - Service Class(14)	2012	$0.855730	$0.842170	0.000
Subaccount Inception Date November 19, 2009	2011	$0.990425	$0.855730	0.000
	2010	$1.020396	$0.990425	0.000
	2009	$0.996379	$1.020396	0.000
TA Hanlon Income - Service Class	2012	$0.987450	$0.998617	0.000
Subaccount Inception Date November 19, 2009	2011	$0.981363	$0.987450	0.000
	2010	$1.002757	$0.981363	0.000
	2009	$0.999938	$1.002757	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.074836	$1.224601	0.000
Subaccount Inception Date November 19, 2009	2011	$1.144369	$1.074836	0.000
	2010	$1.023261	$1.144369	0.000
	2009	$0.999938	$1.023261	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.075961	$1.121227	0.000
Subaccount Inception Date November 19, 2009	2011	$1.066785	$1.075961	0.000
	2010	$0.997328	$1.066785	0.000
	2009	$0.999938	$0.997328	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.228247	$1.443428	0.000
Subaccount Inception Date November 19, 2009	2011	$1.235071	$1.228247	0.000
	2010	$1.028698	$1.235071	0.000
	2009	$0.985137	$1.028698	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.955474	$1.011360	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$0.955474	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.975186	$1.017785	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$0.975186	0.000
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.915081	$0.992384	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$0.915081	0.000
TA JPMorgan Core Bond - Service Class	2012	$1.038517	$1.063310	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$1.038517	0.000
TA JPMorgan Tactical Allocation - Service Class	2012	$0.989952	$1.039838	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$0.989952	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Real Return TIPS - Service Class	2012	$1.060897	$1.102224	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$1.060897	0.000

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2012	$1.151525	$1.286786	0.000
Subaccount Inception Date July 3, 1997	2011	$1.204600	$1.151525	0.000
	2010	$1.089754	$1.204600	0.000
	2009	$0.848035	$1.089754	0.000
	2008	$1.368781	$0.848035	0.000
	2007	$1.372044	$1.368781	0.000
	2006	$1.148888	$1.372044	337,618.063
	2005	$1.138917	$1.148888	1,929,007.217
	2004	$1.046487	$1.138917	1,972,749.770
	2003	$0.801538	$1.046487	1,985,697.030
BlackRock Global Allocation V.I. Fund	2012	$1.813885	$1.959985	0.000
Subaccount Inception Date July 3, 1997	2011	$1.917983	$1.813885	0.000
	2010	$1.778471	$1.917983	0.000
	2009	$1.497371	$1.778471	0.000
	2008	$1.896471	$1.497371	0.000
	2007	$1.654168	$1.896471	0.000
	2006	$1.448520	$1.654168	136,366.419
	2005	$1.337475	$1.448520	266,477.125
	2004	$1.193362	$1.337475	128,903.970
	2003	$0.800349	$1.193362	86,529.190
BlackRock High Yield V.I. Fund - Class I Shares	2012	$1.701390	$1.928126	0.000
Subaccount Inception Date July 3, 1997	2011	$1.680202	$1.701390	0.000
	2010	$1.486339	$1.680202	0.000
	2009	$0.968454	$1.486339	0.000
	2008	$1.395557	$0.968454	0.000
	2007	$1.390712	$1.395557	0.000
	2006	$1.296528	$1.390712	55,836.712
	2005	$1.302908	$1.296528	286,108.517
	2004	$1.189117	$1.302908	383,560.450
	2003	$0.947186	$1.189117	332,583.060
TA Asset Allocation - Conservative - Initial Class	2012	$1.356219	$1.427973	0.000
Subaccount Inception Date May 1, 2002	2011	$1.348157	$1.356219	0.000
	2010	$1.262981	$1.348157	0.000
	2009	$1.029244	$1.262981	0.000
	2008	$1.332706	$1.029244	0.000
	2007	$1.278547	$1.332706	0.000
	2006	$1.192085	$1.278547	569,986.990
	2005	$1.156517	$1.192085	2,401,019.512
	2004	$1.075781	$1.156517	2,467,741.119
	2003	$0.893163	$1.075781	2,401,509.650

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class	2012	$1.188718	$1.311439	0.000
Subaccount Inception Date May 1, 2002	2011	$1.282529	$1.188718	0.000
	2010	$1.138575	$1.282529	0.000
	2009	$0.895031	$1.138575	0.000
	2008	$1.513235	$0.895031	0.000
	2007	$1.433274	$1.513235	0.000
	2006	$1.264999	$1.433274	263,492.324
	2005	$1.150087	$1.264999	1,048,974.535
	2004	$1.027907	$1.150087	876,105.811
	2003	$0.801958	$1.027907	786,686.483
TA Asset Allocation - Moderate - Initial Class	2012	$1.346197	$1.443478	0.000
Subaccount Inception Date May 1, 2002	2011	$1.365731	$1.346197	0.000
	2010	$1.262698	$1.365731	0.000
	2009	$1.019424	$1.262698	0.000
	2008	$1.405279	$1.019424	0.000
	2007	$1.328550	$1.405279	0.000
	2006	$1.216120	$1.328550	2,634,144.114
	2005	$1.154993	$1.216120	8,758,965.783
	2004	$1.058168	$1.154993	8,612,486.466
	2003	$0.864789	$1.058168	7,621,313.190
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.291539	$1.400187	0.000
Subaccount Inception Date May 1, 2002	2011	$1.345027	$1.291539	0.000
	2010	$1.217615	$1.345027	0.000
	2009	$0.969554	$1.217615	0.000
	2008	$1.471687	$0.969554	0.000
	2007	$1.393195	$1.471687	0.000
	2006	$1.248898	$1.393195	2,366,405.117
	2005	$1.159519	$1.248898	6,732,559.666
	2004	$1.042179	$1.159519	6,528,089.331
	2003	$0.836320	$1.042179	6,288,141.985
TA Barrow Hanley Dividend Focused - Initial Class(9)	2012	$1.250246	$1.368617	0.000
Subaccount Inception Date May 1, 2000	2011	$1.241859	$1.250246	0.000
	2010	$1.147457	$1.241859	0.000
	2009	$1.027267	$1.147457	0.000
	2008	$1.585851	$1.027267	0.000
	2007	$1.546799	$1.585851	0.000
	2006	$1.349983	$1.546799	51,023.147
	2005	$1.188179	$1.349983	196,731.975
	2004	$1.024670	$1.188179	135,934.419
	2003	$0.805713	$1.024670	80,716.791
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.756553	$2.155723	0.000
Subaccount Inception Date May 1, 2002	2011	$1.901584	$1.756553	0.000
	2010	$1.677684	$1.901584	0.000
	2009	$1.283243	$1.677684	0.000
	2008	$2.272956	$1.283243	0.000
	2007	$2.486548	$2.272956	0.000
	2006	$1.783433	$2.486548	83,173.081
	2005	$1.603794	$1.783433	183,273.189
	2004	$1.231933	$1.603794	208,478.878
	2003	$0.926167	$1.231933	211,245.566

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class	2012	$1.119062	$1.275757	0.000
Subaccount Inception Date July 3, 1997	2011	$1.133581	$1.119062	0.000
	2010	$1.004383	$1.133581	0.000
	2009	$0.790935	$1.004383	0.000
	2008	$1.288469	$0.790935	0.000
	2007	$1.257952	$1.288469	0.000
	2006	$1.113224	$1.257952	141,289.389
	2005	$1.098003	$1.113224	297,826.725
	2004	$1.009349	$1.098003	316,314.003
	2003	$0.798818	$1.009349	306,199.300
TA Jennison Growth - Initial Class	2012	$1.125127	$1.276252	0.000
Subaccount Inception Date July 3, 1997	2011	$1.155416	$1.125127	0.000
	2010	$1.050300	$1.155416	0.000
	2009	$0.760145	$1.050300	0.000
	2008	$1.231562	$0.760145	0.000
	2007	$1.127164	$1.231562	0.000
	2006	$1.128060	$1.127164	41,664.743
	2005	$1.011636	$1.128060	75,542.237
	2004	$0.946076	$1.011636	62,484.330
	2003	$0.749731	$0.946076	62,863.704
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.144880	$1.296183	0.000
Subaccount Inception Date May 1, 2000	2011	$1.240333	$1.144880	0.000
	2010	$0.993235	$1.240333	0.000
	2009	$0.792432	$0.993235	0.000
	2008	$1.270934	$0.792432	0.000
	2007	$1.283834	$1.270934	0.000
	2006	$1.105017	$1.283834	255,192.051
	2005	$1.083437	$1.105017	916,042.160
	2004	$1.013103	$1.083437	910,827.451
	2003	$0.764956	$1.013103	731,313.256
TA AEGON High Yield Bond - Initial Class	2012	$1.582695	$1.820088	0.000
Subaccount Inception Date June 2, 1998	2011	$1.541541	$1.582695	0.000
	2010	$1.399117	$1.541541	0.000
	2009	$0.969712	$1.399117	0.000
	2008	$1.323057	$0.969712	0.000
	2007	$1.325749	$1.323057	0.000
	2006	$1.219367	$1.325749	85,713.431
	2005	$1.222127	$1.219367	531,784.909
	2004	$1.136257	$1.222127	648,195.304
	2003	$0.984831	$1.136257	571,315.611
TA MFS International Equity - Initial Class	2012	$1.216304	$1.455806	0.000
Subaccount Inception Date May 1, 2001	2011	$1.379994	$1.216304	0.000
	2010	$1.274485	$1.379994	0.000
	2009	$0.980238	$1.274485	0.000
	2008	$1.546026	$0.980238	0.000
	2007	$1.445581	$1.546026	0.000
	2006	$1.198628	$1.445581	105,296.286
	2005	$1.083713	$1.198628	287,060.259
	2004	$0.967247	$1.083713	307,825.137
	2003	$0.787811	$0.967247	235,060.923

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class	2012	$1.428177	$1.504982	0.000
Subaccount Inception Date May 1, 2002	2011	$1.371400	$1.428177	0.000
	2010	$1.305589	$1.371400	0.000
	2009	$1.148224	$1.305589	0.000
	2008	$1.205487	$1.148224	0.000
	2007	$1.129276	$1.205487	0.000
	2006	$1.105810	$1.129276	300,120.061
	2005	$1.102737	$1.105810	2,508,711.330
	2004	$1.076993	$1.102737	2,769,440.978
	2003	$1.047694	$1.076993	2,861,862.763
TA T. Rowe Price Small Cap - Initial Class	2012	$1.450644	$1.644388	0.000
Subaccount Inception Date May 1, 2000	2011	$1.455682	$1.450644	0.000
	2010	$1.105063	$1.455682	0.000
	2009	$0.813043	$1.105063	0.000
	2008	$1.301679	$0.813043	0.000
	2007	$1.212035	$1.301679	0.000
	2006	$1.193999	$1.212035	287,923.462
	2005	$1.101532	$1.193999	945,783.121
	2004	$1.018589	$1.101532	1,042,083.332
	2003	$0.740331	$1.018589	947,368.693
TA Multi-Managed Balanced - Initial Class	2012	$1.456897	$1.606907	0.000
Subaccount Inception Date May 1, 2002	2011	$1.429019	$1.456897	0.000
	2010	$1.174907	$1.429019	0.000
	2009	$0.949337	$1.174907	0.000
	2008	$1.433277	$0.949337	0.000
	2007	$1.287627	$1.433277	0.000
	2006	$1.204080	$1.287627	10,862.854
	2005	$1.138069	$1.204080	320,776.084
	2004	$1.044894	$1.138069	322,856.541
	2003	$0.936208	$1.044894	351,221.477
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.351179	$1.405201	0.000
Subaccount Inception Date May 1, 2002	2011	$1.354248	$1.351179	0.000
	2010	$1.264538	$1.354248	0.000
	2009	$0.982847	$1.264538	0.000
	2008	$1.588997	$0.982847	0.000
	2007	$1.367001	$1.588997	0.000
	2006	$1.257866	$1.367001	128,883.576
	2005	$1.235603	$1.257866	393,732.522
	2004	$1.114161	$1.235603	381,156.354
	2003	$0.919433	$1.114161	325,844.209
TA WMC Diversified Growth - Initial Class	2012	$1.237543	$1.372240	0.000
Subaccount Inception Date May 1, 2000	2011	$1.311824	$1.237543	0.000
	2010	$1.136308	$1.311824	0.000
	2009	$0.897561	$1.136308	0.000
	2008	$1.696592	$0.897561	0.000
	2007	$1.489071	$1.696592	0.000
	2006	$1.397725	$1.489071	203,150.587
	2005	$1.223899	$1.397725	468,197.449
	2004	$1.078576	$1.223899	398,143.294
	2003	$0.838775	$1.078576	68,817.819

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Initial Class	2012	$0.978153	$0.958448	0.000
Subaccount Inception Date July 3, 1997	2011	$0.998096	$0.978153	0.000
	2010	$1.018499	$0.998096	0.000
	2009	$1.038057	$1.018499	0.000
	2008	$1.034631	$1.038057	0.000
	2007	$1.005394	$1.034631	0.000
	2006	$0.979599	$1.005394	88,151.175
	2005	$0.971609	$0.979599	188,155.841
	2004	$0.981716	$0.971609	329,443.303
	2003	$1.000000	$0.981716	226,671.069
TA Systematic Small/Mid Cap Value - Initial Class	2012	$2.067284	$2.357463	0.000
Subaccount Inception Date July 3, 1997	2011	$2.167177	$2.067284	0.000
	2010	$1.695816	$2.167177	0.000
	2009	$1.208389	$1.695816	0.000
	2008	$2.085599	$1.208389	0.000
	2007	$1.726024	$2.085599	0.000
	2006	$1.475004	$1.726024	0.000
	2005	$1.325401	$1.475004	33,185.940
	2004	$1.162599	$1.325401	66,909.538
	2003	$0.621703	$1.162599	68,369.021
TA AEGON U.S. Government Securities - Initial Class	2012	$1.300515	$1.339783	0.000
Subaccount Inception Date July 3, 1997	2011	$1.233305	$1.300515	0.000
	2010	$1.205510	$1.233305	0.000
	2009	$1.177615	$1.205510	0.000
	2008	$1.116295	$1.177615	0.000
	2007	$1.074313	$1.116295	0.000
	2006	$1.061562	$1.074313	0.000
	2005	$1.059628	$1.061562	490,220.181
	2004	$1.046905	$1.059628	503,055.174
	2003	$1.037786	$1.046905	724,431.360
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.003566	$1.065864	0.000
Subaccount Inception Date May 1, 2008	2011	$1.009293	$1.003566	0.000
	2010	$0.930482	$1.009293	0.000
	2009	$0.814860	$0.930482	0.000
	2008	$1.000000	$0.814860	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.931286	$1.017919	0.000
Subaccount Inception Date May 1, 2008	2011	$0.961242	$0.931286	0.000
	2010	$0.868056	$0.961242	0.000
	2009	$0.719152	$0.868056	0.000
	2008	$1.000000	$0.719152	0.000
TA TS&W International Equity - Initial Class(10)	2012	$1.224370	$1.400618	0.000
Subaccount Inception Date July 3, 1997	2011	$1.457831	$1.224370	0.000
	2010	$1.371410	$1.457831	0.000
	2009	$1.111759	$1.371410	0.000
	2008	$1.854990	$1.111759	0.000
	2007	$1.637677	$1.854990	0.000
	2006	$1.353085	$1.637677	87,345.703
	2005	$1.213396	$1.353085	462,231.165
	2004	$1.067146	$1.213396	496,024.217
	2003	$0.819975	$1.067146	498,845.005

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BNP Paribas Large Cap Growth - Initial Class(11)	2012	$1.279556	$1.468496	0.000
Subaccount Inception Date July 3, 1997	2011	$1.336019	$1.279556	0.000
	2010	$1.144053	$1.336019	0.000
	2009	$0.802895	$1.144053	0.000
	2008	$1.414830	$0.802895	0.000
	2007	$1.321746	$1.414830	0.000
	2006	$1.222445	$1.321746	0.000
	2005	$1.140092	$1.222445	0.000
	2004	$1.031926	$1.140092	0.000
	2003	$0.869699	$1.031926	85,076.960
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$1.285608	$1.374025	0.000
Subaccount Inception Date May 1, 2001	2011	$1.406270	$1.285608	0.000
	2010	$1.071732	$1.406270	0.000
	2009	$0.681183	$1.071732	0.000
	2008	$1.294385	$0.681183	0.000
	2007	$1.078130	$1.294385	0.000
	2006	$1.001015	$1.078130	20,640.076
	2005	$0.949775	$1.001015	212,729.172
	2004	$0.904677	$0.949775	224,076.835
	2003	$0.720387	$0.904677	235,043.488
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.823287	$0.949092	0.000
Subaccount Inception Date May 1, 2002	2011	$0.869657	$0.823287	0.000
	2010	$0.829842	$0.869657	0.000
	2009	$0.573217	$0.829842	0.000
	2008	$1.216392	$0.573217	0.000
	2007	$1.224776	$1.216392	0.000
	2006	$1.106608	$1.224776	32,733.508
	2005	$1.071094	$1.106608	312,849.120
	2004	$0.986226	$1.071094	494,228.970
	2003	$0.755058	$0.986226	505,435.661
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.959848	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.052896	$1.209535	0.000
Subaccount Inception Date May 1, 2001	2011	$1.012949	$1.052896	0.000
	2010	$0.916404	$1.012949	0.000
	2009	$0.777073	$0.916404	0.000
	2008	$1.337293	$0.777073	0.000
	2007	$1.301597	$1.337293	0.000
	2006	$1.135370	$1.301597	309,700.147
	2005	$1.107663	$1.135370	1,033,516.745
	2004	$1.016380	$1.107663	1,019,459.929
	2003	$0.784658	$1.016380	959,684.126
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.981427	$1.122223	0.000
Subaccount Inception Date May 1, 2001	2011	$1.040564	$0.981427	0.000
	2010	$0.966825	$1.040564	0.000
	2009	$0.719623	$0.966825	0.000
	2008	$1.220440	$0.719623	0.000
	2007	$1.096343	$1.220440	0.000
	2006	$1.125973	$1.096343	9,378.141
	2005	$1.000475	$1.125973	211,548.389
	2004	$0.942399	$1.000475	188,969.541
	2003	$0.779541	$0.942399	253,561.679

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.977605	$1.099827	0.000
Subaccount Inception Date May 1, 2008	2011	$1.037290	$0.977605	0.000
	2010	$0.898925	$1.037290	0.000
	2009	$0.663198	$0.898925	0.000
	2008	$1.000000	$0.663198	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.422407	$1.618641	0.000
Subaccount Inception Date May 1, 2000	2011	$1.493081	$1.422407	0.000
	2010	$1.303097	$1.493081	0.000
	2009	$0.981635	$1.303097	0.000
	2008	$1.748171	$0.981635	0.000
	2007	$1.521016	$1.748171	0.000
	2006	$1.392877	$1.521016	170,698.666
	2005	$1.218498	$1.392877	649,586.043
	2004	$1.079848	$1.218498	800,550.772
	2003	$0.859599	$1.079848	955,163.453
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.082104	$1.241082	0.000
Subaccount Inception Date May 1, 2000	2011	$1.097058	$1.082104	0.000
	2010	$0.974207	$1.097058	0.000
	2009	$0.765437	$0.974207	0.000
	2008	$1.366054	$0.765437	0.000
	2007	$1.376703	$1.366054	0.000
	2006	$1.171382	$1.376703	176,708.250
	2005	$1.132263	$1.171382	817,659.600
	2004	$1.038836	$1.132263	830,635.215
	2003	$0.815292	$1.038836	867,225.390
Fidelity VIP Growth Portfolio – Service Class 2	2012	$1.003412	$1.124757	0.000
Subaccount Inception Date May 1, 2001	2011	$1.024276	$1.003412	0.000
	2010	$0.843890	$1.024276	0.000
	2009	$0.672988	$0.843890	0.000
	2008	$1.303547	$0.672988	0.000
	2007	$1.050384	$1.303547	0.000
	2006	$1.005752	$1.050384	21,387.716
	2005	$0.972781	$1.005752	310,093.201
	2004	$0.962720	$0.972781	350,877.697
	2003	$0.741225	$0.962720	539,181.575
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$1.814490	$2.036752	0.000
Subaccount Inception Date May 1, 2000	2011	$2.077047	$1.814490	0.000
	2010	$1.648564	$2.077047	0.000
	2009	$1.203812	$1.648564	0.000
	2008	$2.034339	$1.203812	0.000
	2007	$1.800162	$2.034339	0.000
	2006	$1.634275	$1.800162	112,701.595
	2005	$1.413088	$1.634275	592,932.041
	2004	$1.156879	$1.413088	689,738.771
	2003	$0.853928	$1.156879	679,590.205
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.226212	$1.526626	0.000
Subaccount Inception Date May 1, 2002	2011	$1.375631	$1.226212	0.000
	2010	$1.111150	$1.375631	0.000
	2009	$0.721555	$1.111150	0.000
	2008	$1.511759	$0.721555	0.000
	2007	$1.463296	$1.511759	0.000
	2006	$1.287159	$1.463296	103,791.729
	2005	$1.282351	$1.287159	587,543.983
	2004	$1.149605	$1.282351	616,430.312
	2003	$0.745495	$1.149605	681,463.967

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income Securities Fund - Class 2	2012	$0.980277	$1.082009	0.000
Subaccount Inception Date May 1, 2007	2011	$0.977035	$0.980277	0.000
	2010	$0.884913	$0.977035	0.000
	2009	$0.665990	$0.884913	0.000
	2008	$0.966259	$0.665990	0.000
	2007	$1.000000	$0.966259	0.000
Mutual Shares Securities Fund - Class 2	2012	$0.772338	$0.864540	0.000
Subaccount Inception Date May 1, 2007	2011	$0.796441	$0.772338	0.000
	2010	$0.730930	$0.796441	0.000
	2009	$0.591768	$0.730930	0.000
	2008	$0.960326	$0.591768	0.000
	2007	$1.000000	$0.960326	0.000
Templeton Foreign Securities Fund - Class 2	2012	$0.776893	$0.900007	0.000
Subaccount Inception Date May 1, 2007	2011	$0.887144	$0.776893	0.000
	2010	$0.835113	$0.887144	0.000
	2009	$0.621878	$0.835113	0.000
	2008	$1.064515	$0.621878	0.000
	2007	$1.000000	$1.064515	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.660099	$1.902897	0.000
Subaccount Inception Date October 9, 2000	2011	$1.722514	$1.660099	0.000
	2010	$1.400411	$1.722514	0.000
	2009	$0.989399	$1.400411	0.000
	2008	$1.798630	$0.989399	0.000
	2007	$1.507857	$1.798630	0.000
	2006	$1.358004	$1.507857	0.000
	2005	$1.236979	$1.358004	96,336.367
	2004	$1.047848	$1.236979	136,650.568
	2003	$0.793465	$1.047848	90,964.895
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.858793	$1.008569	0.000
Subaccount Inception Date October 9, 2000	2011	$1.018901	$0.858793	0.000
	2010	$0.900081	$1.018901	0.000
	2009	$0.668488	$0.900081	0.000
	2008	$1.236153	$0.668488	0.000
	2007	$1.153613	$1.236153	0.000
	2006	$0.998152	$1.153613	70,912.293
	2005	$0.964837	$0.998152	428,312.419
	2004	$0.942022	$0.964837	345,938.304
	2003	$0.777262	$0.942022	339,489.824
MFS® New Discovery Series – Service Class	2012	$1.277365	$1.513125	0.000
Subaccount Inception Date May 1, 2002	2011	$1.456348	$1.277365	0.000
	2010	$1.093260	$1.456348	0.000
	2009	$0.684789	$1.093260	0.000
	2008	$1.155587	$0.684789	0.000
	2007	$1.153454	$1.155587	0.000
	2006	$1.042272	$1.153454	230,964.648
	2005	$1.012632	$1.042272	496,248.564
	2004	$0.973029	$1.012632	463,784.716
	2003	$0.744169	$0.973029	403,962.611

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class	2012	$1.188962	$1.292335	0.000
Subaccount Inception Date May 1, 2002	2011	$1.194347	$1.188962	0.000
	2010	$1.111728	$1.194347	0.000
	2009	$0.963708	$1.111728	0.000
	2008	$1.266160	$0.963708	0.000
	2007	$1.243331	$1.266160	0.000
	2006	$1.136630	$1.243331	138,948.885
	2005	$1.130502	$1.136630	445,714.772
	2004	$1.039145	$1.130502	461,154.394
	2003	$0.914134	$1.039145	372,548.052
TA International Moderate Growth - Service Class	2012	$0.845113	$0.931412	0.000
Subaccount Inception Date May 1, 2006	2011	$0.932693	$0.845113	0.000
	2010	$0.863371	$0.932693	0.000
	2009	$0.681270	$0.863371	0.000
	2008	$1.091801	$0.681270	0.000
	2007	$1.027079	$1.091801	0.000
	2006	$1.000000	$1.027079	0.000
TA BlackRock Global Allocation - Service Class(1)	2012	$1.213027	$1.305835	0.000
Subaccount Inception Date May 1, 2009	2011	$1.288367	$1.213027	0.000
	2010	$1.198851	$1.288367	0.000
	2009	$1.000000	$1.198851	0.000
TA BlackRock Tactical Allocation - Service Class	2012	$1.111050	$1.197634	0.000
Subaccount Inception Date May 1, 2009	2011	$1.092869	$1.111050	0.000
	2010	$1.002548	$1.092869	0.000
	2009	$0.993349	$1.002548	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.080415	$1.233988	0.000
Subaccount Inception Date November 19, 2009	2011	$1.147503	$1.080415	0.000
	2010	$1.023555	$1.147503	0.000
	2009	$0.999944	$1.023555	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.081544	$1.129832	0.000
Subaccount Inception Date November 19, 2009	2011	$1.069707	$1.081544	0.000
	2010	$0.997612	$1.069707	0.000
	2009	$0.999944	$0.997612	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.234613	$1.454481	0.000
Subaccount Inception Date November 19, 2009	2011	$1.238443	$1.234613	0.000
	2010	$1.028991	$1.238443	0.000
	2009	$0.985143	$1.028991	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.142985	$1.258732	0.000
Subaccount Inception Date April 29, 2010	2011	$1.124192	$1.142985	0.000
	2010	$1.000000	$1.124192	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.016011	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012
Subaccount inception date May 1, 2012	2011	$1.000000	$1.014482	0.000
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012
Subaccount inception date May 1, 2012	2011	$1.000000	$1.019941	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.005271	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.000348	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2012	$1.431236	$1.600131	0.000
Subaccount Inception Date July 3, 1997	2011	$1.496482	$1.431236	0.000
	2010	$1.353147	$1.496482	0.000
	2009	$1.052489	$1.353147	0.000
	2008	$1.697953	$1.052489	0.000
	2007	$1.701163	$1.697953	68,455.695
	2006	$1.423778	$1.701163	110,127.254
	2005	$1.410722	$1.423778	110,837.974
	2004	$1.295590	$1.410722	111,583.242
	2003	$1.000000	$1.295590	2,036.330
BlackRock Global Allocation V.I. Fund	2012	$2.246966	$2.429133	0.000
Subaccount Inception Date July 3, 1997	2011	$2.374759	$2.246966	0.000
	2010	$2.200946	$2.374759	0.000
	2009	$1.852161	$2.200946	0.000
	2008	$2.344666	$1.852161	12,004.149
	2007	$2.044101	$2.344666	11,381.829
	2006	$1.789107	$2.044101	19,295.043
	2005	$1.651149	$1.789107	14,148.933
	2004	$1.472516	$1.651149	12,770.117
	2003	$1.000000	$1.472516	1,889.320
BlackRock High Yield V.I. Fund - Class I Shares	2012	$1.614828	$1.830935	0.000
Subaccount Inception Date July 3, 1997	2011	$1.593933	$1.614828	0.000
	2010	$1.409319	$1.593933	0.000
	2009	$0.917825	$1.409319	0.000
	2008	$1.321947	$0.917825	0.000
	2007	$1.316716	$1.321947	0.000
	2006	$1.226947	$1.316716	0.000
	2005	$1.232378	$1.226947	0.000
	2004	$1.124189	$1.232378	2,164.705
	2003	$1.000000	$1.124189	2,167.600
TA Asset Allocation - Conservative - Service Class	2012	$1.431668	$1.504440	218,245.527
Subaccount Inception Date May 1, 2002	2011	$1.426614	$1.431668	275,086.197
	2010	$1.338595	$1.426614	178,609.716
	2009	$1.093129	$1.338595	171,768.883
	2008	$1.418718	$1.093129	340,270.923
	2007	$1.363426	$1.418718	443,442.168
	2006	$1.274130	$1.363426	353,805.187
	2005	$1.237538	$1.274130	380,434.994
	2004	$1.153408	$1.237538	453,208.701
	2003	$1.000000	$1.153408	0.000
TA Asset Allocation - Growth - Service Class	2012	$1.414746	$1.558709	0.000
Subaccount Inception Date May 1, 2002	2011	$1.530148	$1.414746	0.000
	2010	$1.361319	$1.530148	0.000
	2009	$1.071875	$1.361319	188,538.236
	2008	$1.814984	$1.071875	205,326.175
	2007	$1.721757	$1.814984	633,882.852
	2006	$1.523349	$1.721757	449,976.160
	2005	$1.388206	$1.523349	482,246.871
	2004	$1.243201	$1.388206	458,090.766
	2003	$1.000000	$1.243201	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class	2012	$1.471873	$1.574321	1,554,329.064
Subaccount Inception Date May 1, 2002	2011	$1.496877	$1.471873	1,521,530.042
	2010	$1.386267	$1.496877	679,577.424
	2009	$1.120464	$1.386267	1,215,639.778
	2008	$1.548620	$1.120464	828,735.695
	2007	$1.466346	$1.548620	536,394.170
	2006	$1.344798	$1.466346	587,612.154
	2005	$1.280332	$1.344798	255,226.957
	2004	$1.175252	$1.280332	210,485.166
	2003	$1.000000	$1.175252	0.000
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.465576	$1.585737	797,853.772
Subaccount Inception Date May 1, 2002	2011	$1.529645	$1.465576	1,129,029.835
	2010	$1.388041	$1.529645	1,143,630.336
	2009	$1.107219	$1.388041	1,590,197.997
	2008	$1.683809	$1.107219	1,352,322.926
	2007	$1.596951	$1.683809	2,895,502.314
	2006	$1.434575	$1.596951	2,953,597.032
	2005	$1.333718	$1.434575	2,012,641.475
	2004	$1.202229	$1.333718	1,427,423.580
	2003	$1.000000	$1.202229	0.000
TA International Moderate Growth - Service Class	2012	$0.847472	$0.934481	395,410.292
Subaccount Inception Date May 1, 2006	2011	$0.934834	$0.847472	402,760.132
	2010	$0.864938	$0.934834	312,416.754
	2009	$0.682168	$0.864938	256,349.992
	2008	$1.092699	$0.682168	22,988.119
	2007	$1.027415	$1.092699	51,948.173
	2006	$1.000000	$1.027415	0.000
TA Barrow Hanley Dividend Focused - Service Class(9)	2012	$1.506038	$1.645690	0.000
Subaccount Inception Date May 1, 2000	2011	$1.499261	$1.506038	0.000
	2010	$1.388309	$1.499261	0.000
	2009	$1.245302	$1.388309	5,753.954
	2008	$1.926592	$1.245302	5,735.344
	2007	$1.883431	$1.926592	21,023.860
	2006	$1.647225	$1.883431	21,529.145
	2005	$1.451699	$1.647225	0.000
	2004	$1.254934	$1.451699	0.000
	2003	$1.000000	$1.254934	0.000
TA Clarion Global Real Estate Securities - Service Class	2012	$1.770920	$2.169653	12,491.084
Subaccount Inception Date May 1, 2002	2011	$1.921752	$1.770920	0.000
	2010	$1.700055	$1.921752	0.000
	2009	$1.303760	$1.700055	0.000
	2008	$2.312845	$1.303760	0.000
	2007	$2.534421	$2.312845	0.000
	2006	$1.821483	$2.534421	0.000
	2005	$1.641439	$1.821483	0.000
	2004	$1.263687	$1.641439	0.000
	2003	$1.000000	$1.263687	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class	2012	$1.321284	$1.503707	0.000
Subaccount Inception Date July 2, 1997	2011	$1.341301	$1.321284	0.000
	2010	$1.191179	$1.341301	0.000
	2009	$0.939564	$1.191179	0.000
	2008	$1.534022	$0.939564	0.000
	2007	$1.500317	$1.534022	0.000
	2006	$1.331059	$1.500317	0.000
	2005	$1.315537	$1.331059	0.000
	2004	$1.212127	$1.315537	0.000
	2003	$1.000000	$1.212127	0.000
TA Jennison Growth - Service Class	2012	$1.406351	$1.591079	0.000
Subaccount Inception Date November 18, 1996	2011	$1.445577	$1.406351	0.000
	2010	$1.316798	$1.445577	0.000
	2009	$0.954687	$1.316798	0.000
	2008	$1.548476	$0.954687	0.000
	2007	$1.419516	$1.548476	0.000
	2006	$1.425030	$1.419516	0.000
	2005	$1.280340	$1.425030	0.000
	2004	$1.199629	$1.280340	0.000
	2003	$1.000000	$1.199629	0.000
TA Morgan Stanley Capital Growth - Service Class	2012	$1.414403	$1.597346	0.000
Subaccount Inception Date May 1, 2000	2011	$1.534525	$1.414403	0.000
	2010	$1.231606	$1.534525	0.000
	2009	$0.984780	$1.231606	0.000
	2008	$1.582990	$0.984780	0.000
	2007	$1.602581	$1.582990	0.000
	2006	$1.381774	$1.602581	0.000
	2005	$1.357660	$1.381774	0.000
	2004	$1.271758	$1.357660	0.000
	2003	$1.000000	$1.271758	0.000
TA AEGON High Yield Bond - Service Class	2012	$1.482204	$1.701475	11,637.691
Subaccount Inception Date June 1, 1998	2011	$1.446171	$1.482204	0.000
	2010	$1.315063	$1.446171	0.000
	2009	$0.913370	$1.315063	0.000
	2008	$1.249994	$0.913370	0.000
	2007	$1.253484	$1.249994	0.000
	2006	$1.155773	$1.253484	0.000
	2005	$1.161377	$1.155773	0.000
	2004	$1.081853	$1.161377	2,211.855
	2003	$1.000000	$1.081853	2,214.821
TA MFS International Equity - Service Class	2012	$1.549329	$1.851021	0.000
Subaccount Inception Date May 1, 2001	2011	$1.760129	$1.549329	0.000
	2010	$1.627585	$1.760129	0.000
	2009	$1.255425	$1.627585	0.000
	2008	$1.986760	$1.255425	0.000
	2007	$1.861607	$1.986760	14,525.801
	2006	$1.544702	$1.861607	5,986.554
	2005	$1.401442	$1.544702	0.000
	2004	$1.251472	$1.401442	0.000
	2003	$1.000000	$1.251472	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class	2012	$1.313249	$1.381645	790,965.105
Subaccount Inception Date May 1, 2002	2011	$1.264241	$1.313249	742,815.004
	2010	$1.205885	$1.264241	75,489.106
	2009	$1.062622	$1.205885	50,492.265
	2008	$1.118307	$1.062622	0.000
	2007	$1.048482	$1.118307	0.000
	2006	$1.029279	$1.048482	0.000
	2005	$1.028898	$1.029279	0.000
	2004	$1.007067	$1.028898	0.000
	2003	$1.000000	$1.007067	0.000
TA T. Rowe Price Small Cap - Service Class	2012	$1.862762	$2.107490	0.000
Subaccount Inception Date May 1, 2000	2011	$1.871617	$1.862762	0.000
	2010	$1.424005	$1.871617	0.000
	2009	$1.050007	$1.424005	0.000
	2008	$1.684240	$1.050007	0.000
	2007	$1.572309	$1.684240	5,866.443
	2006	$1.551860	$1.572309	2,711.429
	2005	$1.433725	$1.551860	2,731.514
	2004	$1.328123	$1.433725	2,752.741
	2003	$1.000000	$1.328123	0.000
TA Efficient Markets - Service Class(5)	2012	$1.264908	$1.391323	84,221.261
Subaccount Inception Date November 10, 2008	2011	$1.319059	$1.264908	18,614.500
	2010	$1.197245	$1.319059	15,944.098
	2009	$1.036128	$1.197245	0.000
	2008	$1.000000	$1.036128	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.502471	$1.655462	41,389.714
Subaccount Inception Date May 1, 2002	2011	$1.477040	$1.502471	30,770.368
	2010	$1.216116	$1.477040	67,122.535
	2009	$0.984952	$1.216116	52,034.250
	2008	$1.490120	$0.984952	52,651.620
	2007	$1.340751	$1.490120	53,078.143
	2006	$1.257570	$1.340751	0.000
	2005	$1.189960	$1.257570	0.000
	2004	$1.094745	$1.189960	0.000
	2003	$1.000000	$1.094745	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.378584	$1.429746	291,361.686
Subaccount Inception Date May 1, 2002	2011	$1.383060	$1.378584	222,282.536
	2010	$1.292440	$1.383060	20,741.218
	2009	$1.005059	$1.292440	0.000
	2008	$1.627346	$1.005059	0.000
	2007	$1.403407	$1.627346	1,565.283
	2006	$1.293626	$1.403407	1,573.772
	2005	$1.274297	$1.293626	1,585.434
	2004	$1.150373	$1.274297	1,597.760
	2003	$1.000000	$1.150373	0.000
TA WMC Diversified Growth - Service Class	2012	$1.363745	$1.508818	0.000
Subaccount Inception Date May 1, 2000	2011	$1.447850	$1.363745	0.000
	2010	$1.257040	$1.447850	0.000
	2009	$0.994743	$1.257040	0.000
	2008	$1.885253	$0.994743	0.000
	2007	$1.657273	$1.885253	0.000
	2006	$1.559602	$1.657273	0.000
	2005	$1.368016	$1.559602	0.000
	2004	$1.206930	$1.368016	0.000
	2003	$1.000000	$1.206930	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Service Class	2012	$0.977190	$0.957970	0.000
Subaccount Inception Date April 8, 1991	2011	$0.996632	$0.977190	16,502.040
	2010	$1.016514	$0.996632	235,643.390
	2009	$1.036718	$1.016514	0.000
	2008	$1.035117	$1.036718	0.000
	2007	$1.007888	$1.035117	0.000
	2006	$0.983994	$1.007888	0.000
	2005	$0.977921	$0.983994	0.000
	2004	$0.990061	$0.977921	0.000
	2003	$1.000000	$0.990061	0.000
TA Systematic Small Mid Cap Value - Service Class	2012	$1.120100	$1.274168	0.000
Subaccount Inception Date May 4, 1993	2011	$1.176077	$1.120100	0.000
	2010	$0.922394	$1.176077	0.000
	2009	$0.658398	$0.922394	0.000
	2008	$1.000000	$0.658398	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.213163	$1.247108	17,401.232
Subaccount Inception Date May 13, 1994	2011	$1.153327	$1.213163	454,343.992
	2010	$1.128725	$1.153327	182,055.852
	2009	$1.104917	$1.128725	98,561.663
	2008	$1.049269	$1.104917	0.000
	2007	$1.011863	$1.049269	103,254.657
	2006	$1.001405	$1.011863	0.000
	2005	$1.001542	$1.001405	0.000
	2004	$0.992807	$1.001542	0.000
	2003	$1.000000	$0.992807	0.000
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.005354	$1.068293	656,076.046
Subaccount Inception Date May 1, 2008	2011	$1.010594	$1.005354	522,188.532
	2010	$0.931235	$1.010594	12,532.098
	2009	$0.815125	$0.931235	0.000
	2008	$1.000000	$0.815125	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.932973	$1.020265	0.000
Subaccount Inception Date May 1, 2008	2011	$0.962507	$0.932973	0.000
	2010	$0.868778	$0.962507	0.000
	2009	$0.719388	$0.868778	0.000
	2008	$1.000000	$0.719388	0.000
TA TS&W International Equity - Service Class(10)	2012	$1.476982	$1.685868	0.000
Subaccount Inception Date April 8, 1991	2011	$1.763333	$1.476982	0.000
	2010	$1.662230	$1.763333	0.000
	2009	$1.349067	$1.662230	0.000
	2008	$2.257740	$1.349067	0.000
	2007	$1.997959	$2.257740	4,935.055
	2006	$1.654255	$1.997959	5,545.198
	2005	$1.485104	$1.654255	0.000
	2004	$1.309149	$1.485104	0.000
	2003	$1.000000	$1.309149	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BNP Paribas Large Cap Growth - Service Class(11)	2012	$1.400171	$1.603525	0.000
Subaccount Inception Date April 8, 1991	2011	$1.465249	$1.400171	0.000
	2010	$1.257249	$1.465249	0.000
	2009	$0.883883	$1.257249	0.000
	2008	$1.560058	$0.883883	0.000
	2007	$1.460796	$1.560058	0.000
	2006	$1.353720	$1.460796	0.000
	2005	$1.265299	$1.353720	0.000
	2004	$1.146984	$1.265299	0.000
	2003	$1.000000	$1.146984	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.658628	$1.768610	0.000
Subaccount Inception Date May 1, 2001	2011	$1.817472	$1.658628	0.000
	2010	$1.387778	$1.817472	0.000
	2009	$0.884047	$1.387778	0.000
	2008	$1.683721	$0.884047	0.000
	2007	$1.405104	$1.683721	0.000
	2006	$1.307712	$1.405104	0.000
	2005	$1.242906	$1.307712	0.000
	2004	$1.185820	$1.242906	0.000
	2003	$1.000000	$1.185820	0.000
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.213163	$1.247108	0.000
Subaccount Inception Date November 3, 2003	2011	$1.153327	$1.213163	0.000
	2010	$1.128725	$1.153327	0.000
	2009	$1.104917	$1.128725	25,345.362
	2008	$1.049269	$1.104917	268,618.869
	2007	$1.011863	$1.049269	103,254.657
	2006	$1.001405	$1.011863	0.000
	2005	$1.001542	$1.001405	0.000
	2004	$0.992807	$1.001542	0.000
	2003	$1.000000	$0.992807	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$1.078055	$1.243394	0.000
Subaccount Inception Date May 1, 2002	2011	$1.138226	$1.078055	0.000
	2010	$1.085592	$1.138226	0.000
	2009	$0.749502	$1.085592	0.000
	2008	$1.589682	$0.749502	0.000
	2007	$1.599838	$1.589682	71,044.521
	2006	$1.444778	$1.599838	92,240.781
	2005	$1.397721	$1.444778	92,855.557
	2004	$1.286328	$1.397721	93,494.494
	2003	$1.000000	$1.286328	0.000
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.960163	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.262014	$1.399856	29,337.456
Subaccount Inception Date November 10, 2008	2011	$1.330376	$1.262014	29,700.512
	2010	$1.232706	$1.330376	30,056.948
	2009	$1.012300	$1.232706	0.000
	2008	$1.000000	$1.012300	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.274754	$1.465123	12,481.231
Subaccount Inception Date May 1, 2001	2011	$1.225782	$1.274754	0.000
	2010	$1.108421	$1.225782	0.000
	2009	$0.939422	$1.108421	0.000
	2008	$1.615870	$0.939422	0.000
	2007	$1.571957	$1.615870	0.000
	2006	$1.370533	$1.571957	0.000
	2005	$1.336441	$1.370533	0.000
	2004	$1.225691	$1.336441	0.000
	2003	$1.000000	$1.225691	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$1.198015	$1.370558	0.000
Subaccount Inception Date May 1, 2001	2011	$1.269578	$1.198015	0.000
	2010	$1.179043	$1.269578	0.000
	2009	$0.877151	$1.179043	7,395.549
	2008	$1.486858	$0.877151	7,371.451
	2007	$1.335013	$1.486858	12,948.430
	2006	$1.370428	$1.335013	13,056.800
	2005	$1.217098	$1.370428	0.000
	2004	$1.145885	$1.217098	0.000
	2003	$1.000000	$1.145885	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.979368	$1.102363	82,807.723
Subaccount Inception Date May 1, 2008	2011	$1.038655	$0.979368	83,670.376
	2010	$0.899667	$1.038655	84,440.499
	2009	$0.663418	$0.899667	85,199.566
	2008	$1.000000	$0.663418	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.633434	$1.859698	0.000
Subaccount Inception Date May 1, 2000	2011	$1.713753	$1.633434	0.000
	2010	$1.494952	$1.713753	0.000
	2009	$1.125627	$1.494952	6,057.904
	2008	$2.003619	$1.125627	6,038.232
	2007	$1.742412	$2.003619	16,418.899
	2006	$1.594841	$1.742412	38,284.385
	2005	$1.394496	$1.594841	21,726.227
	2004	$1.235210	$1.394496	21,858.065
	2003	$1.000000	$1.235210	2,066.426
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.311282	$1.504685	0.00
Subaccount Inception Date May 1, 2000	2011	$1.328759	$1.311282	0.000
	2010	$1.179385	$1.328759	0.000
	2009	$0.926193	$1.179385	0.000
	2008	$1.652131	$0.926193	0.000
	2007	$1.664181	$1.652131	86,080.886
	2006	$1.415316	$1.664181	91,850.937
	2005	$1.367371	$1.415316	92,463.116
	2004	$1.253935	$1.367371	93,099.352
	2003	$1.000000	$1.253935	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2012	$1.298500	$1.456242	0.000
Subaccount Inception Date May 1, 2001	2011	$1.324847	$1.298500	0.000
	2010	$1.090989	$1.324847	0.000
	2009	$0.869615	$1.090989	0.000
	2008	$1.683580	$0.869615	0.000
	2007	$1.355936	$1.683580	0.000
	2006	$1.297697	$1.355936	0.000
	2005	$1.254545	$1.297697	0.000
	2004	$1.240965	$1.254545	0.000
	2003	$1.000000	$1.240965	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.185936	$2.454908	0.000
Subaccount Inception Date May 1, 2000	2011	$2.501006	$2.185936	0.000
	2010	$1.984089	$2.501006	0.000
	2009	$1.448116	$1.984089	4,734.801
	2008	$2.445989	$1.448116	4,719.315
	2007	$2.163353	$2.445989	18,846.536
	2006	$1.963029	$2.163353	32,942.236
	2005	$1.696510	$1.963029	19,929.940
	2004	$1.388232	$1.696510	18,641.060
	2003	$1.000000	$1.388232	1,996.667
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.577656	$1.965138	0.000
Subaccount Inception Date May 1, 2002	2011	$1.769039	$1.577656	0.000
	2010	$1.428212	$1.769039	0.000
	2009	$0.926986	$1.428212	0.000
	2008	$1.941190	$0.926986	0.000
	2007	$1.878038	$1.941190	7,630.162
	2006	$1.651177	$1.878038	20,039.151
	2005	$1.644209	$1.651177	20,158.025
	2004	$1.473285	$1.644209	20,286.770
	2003	$1.000000	$1.473285	1,829.389
Franklin Income Securities Fund - Class 2	2012	$0.982521	$1.085023	0.000
Subaccount Inception Date May 1, 2007	2011	$0.978794	$0.982521	0.000
	2010	$0.886076	$0.978794	0.000
	2009	$0.666535	$0.886076	0.000
	2008	$0.966569	$0.666535	0.000
	2007	$1.000000	$0.966569	0.000
Mutual Shares Securities Fund - Class 2	2012	$0.774108	$0.866941	10,021.336
Subaccount Inception Date May 1, 2007	2011	$0.797876	$0.774108	10,103.555
	2010	$0.731897	$0.797876	0.000
	2009	$0.592261	$0.731897	0.000
	2008	$0.960642	$0.592261	0.000
	2007	$1.000000	$0.960642	7,478.037
Templeton Foreign Securities Fund - Class 2	2012	$0.778682	$0.902519	3,112.352
Subaccount Inception Date May 1, 2007	2011	$0.888745	$0.778682	3,137.885
	2010	$0.836210	$0.888745	0.000
	2009	$0.622392	$0.836210	0.000
	2008	$1.064874	$0.622392	0.000
	2007	$1.000000	$1.064874	17,015.555
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.309051	$1.475758	65,333.371
Subaccount Inception Date November 10, 2008	2011	$1.359873	$1.309051	68,676.942
	2010	$1.260066	$1.359873	54,728.060
	2009	$0.989628	$1.260066	39,581.406
	2008	$1.000000	$0.989628	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.991619	$2.284024	0.000
Subaccount Inception Date October 9, 2000	2011	$2.065498	$1.991619	0.000
	2010	$1.678444	$2.065498	0.000
	2009	$1.185241	$1.678444	0.000
	2008	$2.153572	$1.185241	0.000
	2007	$1.804538	$2.153572	0.000
	2006	$1.624397	$1.804538	0.000
	2005	$1.478910	$1.624397	0.000
	2004	$1.252179	$1.478910	0.000
	2003	$1.000000	$1.252179	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares	2012	$1.131125	$1.329046	0.000
Subaccount Inception Date October 9, 2000	2011	$1.341342	$1.131125	0.000
	2010	$1.184350	$1.341342	0.000
	2009	$0.879183	$1.184350	0.000
	2008	$1.624967	$0.879183	0.000
	2007	$1.515715	$1.624967	0.000
	2006	$1.310830	$1.515715	0.000
	2005	$1.266456	$1.310830	0.000
	2004	$1.235897	$1.266456	0.000
	2003	$1.000000	$1.235897	0.000
MFS ® New Discovery Series – Service Class	2012	$1.672619	$1.982307	0.000
Subaccount Inception Date May 1, 2002	2011	$1.906034	$1.672619	0.000
	2010	$1.430124	$1.906034	0.000
	2009	$0.895355	$1.430124	0.000
	2008	$1.510170	$0.895355	0.000
	2007	$1.506637	$1.510170	0.000
	2006	$1.360745	$1.506637	0.000
	2005	$1.321391	$1.360745	0.000
	2004	$1.269099	$1.321391	0.000
	2003	$1.000000	$1.269099	0.000
MFS ® Total Return Series – Service Class	2012	$1.287179	$1.399786	0.000
Subaccount Inception Date May 1, 2002	2011	$1.292390	$1.287179	0.000
	2010	$1.202404	$1.292390	0.000
	2009	$1.041800	$1.202404	0.000
	2008	$1.368091	$1.041800	0.000
	2007	$1.342760	$1.368091	0.000
	2006	$1.226918	$1.342760	0.000
	2005	$1.219711	$1.226918	0.000
	2004	$1.120598	$1.219711	0.000
	2003	$1.000000	$1.120598	0.000
TA WMC Diversified Growth - Initial Class	2012	$0.843534	$0.935799	0.000
Subaccount Inception Date	2011	$0.893727	$0.843534	0.000
	2010	$0.773764	$0.893727	0.000
	2009	$0.610890	$0.773764	0.000
	2008	$1.154157	$0.610890	0.000
	2007	$1.012481	$1.154157	0.000
	2006	$1.000000	$1.012481	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.097305	$1.246157	27,001.052
Subaccount Inception Date November 19, 2009	2011	$1.108122	$1.097305	28,759.054
	2010	$1.007586	$1.108122	30,181.112
	2009	$0.989768	$1.007586	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.072026	$1.104093	42,255.001
Subaccount Inception Date November 19, 2009	2011	$1.033538	$1.072026	22,961.165
	2010	$0.993302	$1.033538	0.000
	2009	$1.000889	$0.993302	0.000
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.053486	$1.209692	0.000
Subaccount Inception Date November 19, 2009	2011	$1.097757	$1.053486	0.000
	2010	$1.007829	$1.097757	0.000
	2009	$0.986792	$1.007829	0.000
American Funds - Growth Fund - Class 2(4)	2012	$1.088270	$1.253982	0.000
Subaccount Inception Date November 19, 2009	2011	$1.162985	$1.088270	0.000
	2010	$1.002444	$1.162985	0.000
	2009	$0.986471	$1.002444	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International Fund - Class 2(4)	2012	$0.863939	$0.995631	0.000
Subaccount Inception Date November 19, 2009	2011	$1.027239	$0.863939	0.000
	2010	$0.979961	$1.027239	0.000
	2009	$0.982902	$0.979961	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.017960	$1.117951	80,702.800
Subaccount Inception Date November 19, 2009	2011	$1.073573	$1.017960	83,125.629
	2010	$1.003223	$1.073573	31,141.397
	2009	$0.988800	$1.003223	0.000
TA BlackRock Global Allocation - Service Class(1)	2012	$1.214619	$1.308202	1,284,112.489
Subaccount Inception Date May 1, 2009	2011	$1.289421	$1.214619	1,172,490.319
	2010	$1.199247	$1.289421	582,534.882
	2009	$1.000000	$1.199247	224,063.697
TA BlackRock Tactical Allocation - Service Class	2012	$1.334505	$1.439207	404,915.823
Subaccount Inception Date May 1, 2009	2011	$1.312019	$1.334505	377,202.253
	2010	$1.202998	$1.312019	109,496.068
	2009	$1.000000	$1.202998	14,799.727
TA Janus Balanced - Service Class	2012	$0.870855	$0.960410	0.000
Subaccount Inception Date November 19, 2009	2011	$0.995916	$0.870855	0.000
	2010	$0.985270	$0.995916	0.000
	2009	$0.986561	$0.985270	0.000
TA PIMCO Tactical - Balanced - Service Class(12)	2012	$0.914306	$0.905090	0.000
Subaccount Inception Date November 19, 2009	2011	$0.965451	$0.914306	0.000
	2010	$1.020080	$0.965451	0.000
	2009	$0.998149	$1.020080	0.000
TA PIMCO Tactical - Conservative - Service Class(13)	2012	$0.889689	$0.885453	0.000
Subaccount Inception Date November 19, 2009	2011	$0.980601	$0.889689	0.000
	2010	$1.021832	$0.980601	0.000
	2009	$0.997255	$1.021832	0.000
TA PIMCO Tactical - Growth - Service Class(14)	2012	$0.861075	$0.849935	0.000
Subaccount Inception Date November 19, 2009	2011	$0.993687	$0.861075	0.000
	2010	$1.020750	$0.993687	0.000
	2009	$0.996387	$1.020750	0.000
TA Hanlon Income - Service Class	2012	$0.993605	$1.007808	0.000
Subaccount Inception Date November 19, 2009	2011	$0.984590	$0.993605	0.000
	2010	$1.003102	$0.984590	0.000
	2009	$0.999946	$1.003102	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.081538	$1.235883	0.000
Subaccount Inception Date November 19, 2009	2011	$1.148129	$1.081538	0.000
	2010	$1.023612	$1.148129	0.000
	2009	$0.999946	$1.023612	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.082666	$1.131562	0.000
Subaccount Inception Date November 19, 2009	2011	$1.070290	$1.082666	0.000
	2010	$0.997673	$1.070290	0.000
	2009	$0.999946	$0.997673	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.235895	$1.456707	0.000
Subaccount Inception Date November 19, 2009	2011	$1.239127	$1.235895	0.000
	2010	$1.029054	$1.239127	0.000
	2009	$0.985145	$1.029054	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.315837	$0.218481	148,419.816
Subaccount Inception Date May 1, 2009	2011	$0.402430	$0.315837	111,140.120
	2010	$0.560486	$0.402430	0.000
	2009	$1.000000	$0.560486	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.957342	$1.016336	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$0.957342	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.977077	$1.022771	97,229.348
Subaccount inception date May 2, 2011	2011	$1.000000	$0.977077	103,065.257
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.916867	$0.997255	0.000
Subaccount inception date May 2, 2011	2011	$1.000000	$0.916867	0.000
TA JPMorgan Core Bond - Service Class	2012	$1.040550	$1.068543	43,635.008
Subaccount inception date May 2, 2011	2011	$1.000000	$1.040550	23,655.744
TA JPMorgan Tactical Allocation - Service Class	2012	$0.991877	$1.044944	376,446.635
Subaccount inception date May 2, 2011	2011	$1.000000	$0.991877	166,398.869
TA PIMCO Real Return TIPS - Service Class	2012	$1.062964	$1.107636	40,389.092
Subaccount inception date May 2, 2011	2011	$1.000000	$1.062964	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.005607	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.000675	0.000
TA Market Participation Strategy - Service Class(16)
Subaccount inception date September 17, 2012	2012	$1.000000	$0.988353	0.000

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.041413	$1.094890	203,576.352
Subaccount Inception Date May 1, 2002	2011	$1.037227	$1.041413	417,342.590
	2010	$0.972755	$1.037227	586,838.867
	2009	$0.793990	$0.972755	420,033.768
	2008	$1.000000	$0.793990	64,638.500
TA Asset Allocation - Moderate - Service Class	2012	$1.005964	$1.076523	567,740.158
Subaccount Inception Date May 1, 2002	2011	$1.022550	$1.005964	683,984.222
	2010	$0.946527	$1.022550	685,433.405
	2009	$0.764658	$0.946527	817,897.028
	2008	$1.000000	$0.764658	154,109.907
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.949221	$1.027546	6,920,182.893
Subaccount Inception Date May 1, 2002	2011	$0.990224	$0.949221	6,857,511.448
	2010	$0.898123	$0.990224	7,126,145.167
	2009	$0.716069	$0.898123	6,655,850.072
	2008	$1.000000	$0.716069	2,498,539.513
TA International Moderate Growth - Service Class	2012	$0.851811	$0.939715	651,515.322
Subaccount Inception Date May 1, 2006	2011	$0.939166	$0.851811	661,954.106
	2010	$0.868514	$0.939166	449,486.403
	2009	$0.684650	$0.868514	447,997.049
	2008	$1.000000	$0.684650	183,574.315

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class	2012	$1.136107	$1.195869	249,799.255
Subaccount Inception Date May 1, 2002	2011	$1.093181	$1.136107	229,313.514
	2010	$1.042214	$1.093181	230,031.466
	2009	$0.917950	$1.042214	234,004.071
	2008	$1.000000	$0.917950	39,511.282
TA Efficient Markets - Service Class(5)	2012	$1.266873	$1.394176	38,499.999
Subaccount Inception Date November 10, 2008	2011	$1.320461	$1.266873	38,332.697
	2010	$1.197925	$1.320461	37,263.319
	2009	$1.036202	$1.197925	36,603.572
	2008	$1.000000	$1.036202	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.119835	$1.234467	66,383.597
Subaccount Inception Date May 1, 2002	2011	$1.100340	$1.119835	68,879.326
	2010	$0.905514	$1.100340	72,380.240
	2009	$0.733029	$0.905514	52,216.120
	2008	$1.000000	$0.733029	0.000
TA AEGON Money Market - Service Class	2012	$0.944739	$0.926620	18,598.955
Subaccount Inception Date April 8, 1991	2011	$0.963061	$0.944739	82,642.283
	2010	$0.981792	$0.963061	207,637.729
	2009	$1.000804	$0.981792	2,131,405.253
	2008	$1.000000	$1.000804	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.132940	$1.165209	16,692.902
Subaccount Inception Date May 13, 1994	2011	$1.076537	$1.132940	16,244.901
	2010	$1.053056	$1.076537	16,812.371
	2009	$1.030339	$1.053056	13,025.572
	2008	$1.000000	$1.030339	0.000
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.007162	$1.070743	0.000
Subaccount Inception Date May 1, 2008	2011	$1.011917	$1.007162	0.000
	2010	$0.931999	$1.011917	0.000
	2009	$0.815389	$0.931999	0.000
	2008	$1.000000	$0.815389	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.934661	$1.022629	156,744.627
Subaccount Inception Date May 1, 2008	2011	$0.963772	$0.934661	156,744.627
	2010	$0.869488	$0.963772	147,071.307
	2009	$0.719630	$0.869488	147,110.726
	2008	$1.000000	$0.719630	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.263956	$1.402702	49,390.290
Subaccount Inception Date November 10, 2008	2011	$1.331774	$1.263956	50,536.682
	2010	$1.233390	$1.331774	26,744.458
	2009	$1.012367	$1.233390	63,727.345
	2008	$1.000000	$1.012367	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.981128	$1.104879	349,110.020
Subaccount Inception Date May 1, 2008	2011	$1.040017	$0.981128	329,250.655
	2010	$0.900399	$1.040017	330,164.316
	2009	$0.663638	$0.900399	181,968.857
	2008	$1.000000	$0.663638	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.311076	$1.478775	46,739.029
Subaccount Inception Date November 10, 2008	2011	$1.361314	$1.311076	26,247.751
	2010	$1.260784	$1.361314	26,201.141
	2009	$0.989698	$1.260784	510,576.825
	2008	$1.000000	$0.989698	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.098433	$1.248049	1,218,633.207
Subaccount Inception Date November 19, 2009	2011	$1.108724	$1.098433	1,219,804.416
	2010	$1.007640	$1.108724	1,201,574.452
	2009	$0.989770	$1.007640	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.073163	$1.105809	0.000
Subaccount Inception Date November 19, 2009	2011	$1.034117	$1.073163	0.000
	2010	$0.993361	$1.034117	0.000
	2009	$1.000891	$0.993361	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.019006	$1.119656	0.000
Subaccount Inception Date November 19, 2009	2011	$1.074161	$1.019006	0.000
	2010	$1.003281	$1.074161	0.000
	2009	$0.988801	$1.003281	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.083783	$1.133279	0.000
Subaccount Inception Date November 19, 2009	2011	$1.070874	$1.083783	0.000
	2010	$0.997727	$1.070874	0.000
	2009	$0.999947	$0.997727	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.044657	$1.083955	0.000
Subaccount Inception Date August 16, 2010	2011	$1.047539	$1.044657	0.000
	2010	$1.000000	$1.047539	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.977398	$1.023603	0.000
Subaccount inception date December 9, 2011	2011	$1.000000	$0.977398	0.000

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2012	$1.179211	$1.320981	0.000
Subaccount Inception Date July 3, 1997	2011	$1.230539	$1.179211	0.000
	2010	$1.110497	$1.230539	0.000
	2009	$0.862057	$1.110497	0.000
	2008	$1.387998	$0.862057	0.000
	2007	$1.387875	$1.387998	42,774.264
	2006	$1.159303	$1.387875	71,240.627
	2005	$1.146425	$1.159303	271,743.124
	2004	$1.050792	$1.146425	284,670.421
	2003	$0.802861	$1.050792	171,659.660
BlackRock Global Allocation V.I. Fund	2012	1.857390	$2.011950	0.000
Subaccount Inception Date July 3, 1997	2011	$1.959188	$1.857390	0.000
	2010	$1.812235	$1.959188	0.000
	2009	$1.522053	$1.812235	2,497.246
	2008	$1.922993	$1.522053	20,745.825
	2007	$1.673181	$1.922993	84,035.515
	2006	$1.461597	$1.673181	71,321.179
	2005	$1.346253	$1.461597	196,650.936
	2004	$1.198247	$1.346253	139,890.818
	2003	$0.801664	$1.198247	18,373.610

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock High Yield V.I. Fund - Class I Shares	2012	$1.742218	$1.979273	3,938.544
Subaccount Inception Date July 3, 1997	2011	$1.716320	$1.742218	27,251.823
	2010	$1.514573	$1.716320	23,261.642
	2009	$0.984438	$1.514573	23,261.642
	2008	$1.415102	$0.984438	0.000
	2007	$1.406716	$1.415102	0.000
	2006	$1.308245	$1.406716	15,532.237
	2005	$1.311471	$1.308245	61,684.039
	2004	$1.194000	$1.311471	38,118.208
	2003	$0.948745	$1.194000	37,996.320
TA Asset Allocation - Conservative - Service Class	2012	$1.456240	$1.533280	1,462,925.058
Subaccount Inception Date May 1, 2002	2011	$1.448252	$1.456240	1,390,411.612
	2010	$1.356226	$1.448252	642,059.029
	2009	$1.105362	$1.356226	479,146.755
	2008	$1.431771	$1.105362	316,733.905
	2007	$1.373273	$1.431771	214,126.184
	2006	$1.280824	$1.373273	82,791.642
	2005	$1.241621	$1.280824	84,983.776
	2004	$1.154926	$1.241621	51,178.937
	2003	$1.000000	$1.154926	0.000
TA Asset Allocation - Growth - Service Class	2012	$1.439076	$1.588650	0.000
Subaccount Inception Date May 1, 2002	2011	$1.553408	$1.439076	166,087.433
	2010	$1.379306	$1.553408	166,087.433
	2009	$1.083908	$1.379306	166,087.433
	2008	$1.831726	$1.083908	166,087.433
	2007	$1.734202	$1.831726	4,402.056
	2006	$1.531359	$1.734202	74,147.510
	2005	$1.392775	$1.531359	81,933.733
	2004	$1.244833	$1.392775	81,978.349
	2003	$1.000000	$1.244833	0.000
TA Asset Allocation - Moderate - Service Class	2012	$1.497127	$1.604492	3,989,524.368
Subaccount Inception Date May 1, 2002	2011	$1.519577	$1.497127	4,035,529.834
	2010	$1.404545	$1.519577	1,519,389.463
	2009	$1.133012	$1.404545	1,155,574.690
	2008	$1.562871	$1.133012	761,185.063
	2007	$1.476927	$1.562871	658,939.489
	2006	$1.351853	$1.476927	583,092.883
	2005	$1.284535	$1.351853	301,867.164
	2004	$1.176789	$1.284535	223,732.703
	2003	$1.000000	$1.176789	0.000
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.490698	$1.616089	2,157,604.869
Subaccount Inception Date May 1, 2002	2011	$1.552816	$1.490698	2,539,634.867
	2010	$1.406322	$1.552816	2,818,638.699
	2009	$1.119595	$1.406322	4,797,561.409
	2008	$1.699284	$1.119595	3,777,940.203
	2007	$1.608453	$1.699284	3,625,069.354
	2006	$1.442088	$1.608453	3,038,371.068
	2005	$1.338083	$1.442088	387,989.783
	2004	$1.203797	$1.338083	270,940.243
	2003	$1.000000	$1.203797	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class	2012	$0.856962	$0.946795	215,490.378
Subaccount Inception Date May 1, 2006	2011	$0.943458	$0.856962	413,116.394
	2010	$0.871200	$0.943458	450,242.097
	2009	$0.685764	$0.871200	1,232,088.909
	2008	$1.096293	$0.685764	1,234,845.793
	2007	$1.028754	$1.096293	986,828.043
	2006	$1.000000	$1.028754	149,404.243
TA Barrow Hanley Dividend Focused - Service Class(9)	2012	$1.531880	$1.677234	7,516.264
Subaccount Inception Date May 1, 2000	2011	$1.522005	$1.531880	7,614.800
	2010	$1.406606	$1.522005	84,711.251
	2009	$1.259233	$1.406606	43,022.991
	2008	$1.944314	$1.259233	6,575.175
	2007	$1.897007	$1.944314	34,991.636
	2006	$1.655859	$1.897007	48,280.986
	2005	$1.456462	$1.655859	60,625.141
	2004	$1.256578	$1.456462	22,172.489
	2003	$1.000000	$1.256578	0.000
TA Clarion Global Real Estate Securities - Service Class	2012	$1.801333	$2.211273	12,929.918
Subaccount Inception Date May 1, 2002	2011	$1.950932	$1.801333	13,142.175
	2010	$1.722493	$1.950932	0.000
	2009	$1.318381	$1.722493	0.000
	2008	$2.334170	$1.318381	0.000
	2007	$2.552750	$2.334170	6,036.768
	2006	$1.831065	$2.552750	6,050.635
	2005	$1.646832	$1.831065	6,067.117
	2004	$1.265349	$1.646832	37,732.291
	2003	$1.000000	$1.265349	0.000
TA JPMorgan Enhanced Index - Service Class	2012	$1.343951	$1.532527	0.000
Subaccount Inception Date May 1, 1997	2011	$1.361635	$1.343951	0.000
	2010	$1.206866	$1.361635	0.000
	2009	$0.950074	$1.206866	0.000
	2008	$1.548137	$0.950074	0.000
	2007	$1.511147	$1.548137	0.000
	2006	$1.338044	$1.511147	0.000
	2005	$1.319853	$1.338044	0.000
	2004	$1.213714	$1.319853	0.000
	2003	$1.000000	$1.213714	0.000
TA Jennison Growth - Service Class	2012	$1.430495	$1.621594	5,542.167
Subaccount Inception Date November 18, 1996	2011	$1.467518	$1.430495	5,614.823
	2010	$1.334166	$1.467518	51,783.276
	2009	$0.965373	$1.334166	0.000
	2008	$1.562727	$0.965373	0.000
	2007	$1.429758	$1.562727	0.000
	2006	$1.432514	$1.429758	0.000
	2005	$1.284548	$1.432514	0.000
	2004	$1.201203	$1.284548	0.000
	2003	$1.000000	$1.201203	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class	2012	$1.438676	$1.627962	0.000
Subaccount Inception Date May 1, 2000	2011	$1.557811	$1.438676	0.000
	2010	$1.247848	$1.557811	0.000
	2009	$0.995802	$1.247848	0.000
	2008	$1.597549	$0.995802	0.000
	2007	$1.614131	$1.597549	0.000
	2006	$1.389017	$1.614131	30,985.653
	2005	$1.362113	$1.389017	0.000
	2004	$1.273418	$1.362113	0.000
	2003	$1.000000	$1.273418	0.000
TA AEGON High Yield Bond - Service Class	2012	$1.507691	$1.734128	1,922.844
Subaccount Inception Date June 1, 1998	2011	$1.468157	$1.507691	1,914.488
	2010	$1.332433	$1.468157	0.000
	2009	$0.923616	$1.332433	0.000
	2008	$1.261535	$0.923616	0.000
	2007	$1.262547	$1.261535	0.000
	2006	$1.161857	$1.262547	0.000
	2005	$1.165192	$1.161857	0.000
	2004	$1.083263	$1.165192	0.000
	2003	$1.000000	$1.083263	0.000
TA MFS International Equity - Service Class	2012	$1.575925	$1.886504	0.000
Subaccount Inception Date May 1, 2001	2011	$1.786830	$1.575925	0.000
	2010	$1.649029	$1.786830	0.000
	2009	$1.269470	$1.649029	4,773.296
	2008	$2.005032	$1.269470	4,738.798
	2007	$1.875035	$2.005032	8,405.138
	2006	$1.552796	$1.875035	0.000
	2005	$1.406046	$1.552796	0.000
	2004	$1.253116	$1.406046	0.000
	2003	$1.000000	$1.253116	0.000
TA PIMCO Total Return - Service Class	2012	$1.335805	$1.408160	987,772.481
Subaccount Inception Date May 1, 2002	2011	$1.283433	$1.335805	1,094,332.710
	2010	$1.221804	$1.283433	626,939.281
	2009	$1.074549	$1.221804	354,748.368
	2008	$1.128642	$1.074549	126,990.968
	2007	$1.056081	$1.128642	60,754.715
	2006	$1.034705	$1.056081	20,711.531
	2005	$1.032300	$1.034705	50,851.029
	2004	$1.008398	$1.032300	0.000
	2003	$1.000000	$1.008398	0.000
TA T. Rowe Price Small Cap - Service Class	2012	$1.894745	$2.147901	3,825.558
Subaccount Inception Date May 1, 2000	2011	$1.900032	$1.894745	3,875.708
	2010	$1.442802	$1.900032	0.000
	2009	$1.061784	$1.442802	1,665,.891
	2008	$1.699765	$1.061784	1,654.046
	2007	$1.583665	$1.699765	23,886.070
	2006	$1.559996	$1.583665	29,724.128
	2005	$1.438430	$1.559996	41,229.471
	2004	$1.329865	$1.438430	21,038.386
	2003	$1.000000	$1.329865	0.000
TA Efficient Markets - Service Class(5)	2012	$1.272722	$1.402676	33,193.206
Subaccount Inception Date November 10, 2008	2011	$1.324610	$1.272722	32,091.913
	2010	$1.199928	$1.324610	22,264.642
	2009	$1.036413	$1.199928	0.000
	2008	$1.000000	$1.036413	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class	2012	$1.528234	$1.687164	148,104.419
Subaccount Inception Date May 1, 2002	2011	$1.499432	$1.528234	187,042.023
	2010	$1.232127	$1.499432	36,855.958
	2009	$0.995965	$1.232127	25,360.941
	2008	$1.503827	$0.995965	49,904.397
	2007	$1.350408	$1.503827	0.000
	2006	$1.264158	$1.350408	0.000
	2005	$1.193854	$1.264158	0.000
	2004	$1.096176	$1.193854	0.000
	2003	$1.000000	$1.096176	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.402252	$1.457166	949,552.079
Subaccount Inception Date May 1, 2002	2011	$1.404061	$1.402252	929,933.490
	2010	$1.309504	$1.404061	50,700.613
	2009	$1.016333	$1.309504	0.000
	2008	$1.642351	$1.016333	0.000
	2007	$1.413552	$1.642351	2,074.293
	2006	$1.300420	$1.413552	2,084.918
	2005	$1.278480	$1.300420	2,097.734
	2004	$1.151882	$1.278480	2,112.138
	2003	$1.000000	$1.151882	0.000
TA WMC Diversified Growth - Service Class	2012	$1.387204	$1.537808	11,909.319
Subaccount Inception Date May 1, 2000	2011	$1.469877	$1.387204	12,065.453
	2010	$1.273661	$1.469877	0.000
	2009	$1.005909	$1.273661	0.000
	2008	$1.902647	$1.005909	0.000
	2007	$1.669256	$1.902647	0.000
	2006	$1.567795	$1.669256	0.000
	2005	$1.372516	$1.567795	20,091.780
	2004	$1.208512	$1.372516	23,294.940
	2003	$1.000000	$1.208512	0.000
TA AEGON Money Market - Service Class	2012	$0.993936	$0.976319	105,679.540
Subaccount Inception Date April 8, 1991	2011	$1.011740	$0.993936	63,539.649
	2010	$1.029906	$1.011740	398,059.063
	2009	$1.048328	$1.029906	8,394.417
	2008	$1.044644	$1.048328	102,127.536
	2007	$1.015159	$1.044644	0.000
	2006	$0.989153	$1.015159	0.000
	2005	$0.981125	$0.989153	0.000
	2004	$0.991361	$0.981125	0.000
	2003	$1.000000	$0.991361	0.000
TA Systematic Small Mid Cap Value - Service Class	2012	$1.128808	$1.286608	2,389.680
Subaccount Inception Date May 4, 1993	2011	$1.182908	$1.128808	2,876.597
	2010	$0.925936	$1.182908	0.000
	2009	$0.659621	$0.925936	0.000
	2008	$1.000000	$0.659621	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.233998	$1.271027	48,987.851
Subaccount Inception Date May 13, 1994	2011	$1.170842	$1.233998	206,527.705
	2010	$1.143620	$1.170842	136,652.067
	2009	$1.117307	$1.143620	24,586.443
	2008	$1.058956	$1.117307	23,913.154
	2007	$1.019177	$1.058956	36,804.443
	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	0.000
	2004	$0.994114	$1.004835	0.000
	2003	$1.000000	$0.994114	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.012608	$1.078133	1,478,715.193
Subaccount Inception Date May 1, 2008	2011	$1.015898	$1.012608	991,746.200
	2010	$0.934286	$1.015898	523,300.802
	2009	$0.816191	$0.934286	428,511.404
	2008	$1.000000	$0.816191	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.939702	$1.029644	554,724.841
Subaccount Inception Date May 1, 2008	2011	$0.967555	$0.939702	417,867.472
	2010	$0.871619	$0.967555	199,546.838
	2009	$0.720336	$0.871619	38,496.677
	2008	$1.000000	$0.720336	0.000
TA TS&W International Equity - Service Class(10)	2012	$1.502319	$1.718178	0.000
Subaccount Inception Date April 8, 1991	2011	$1.790060	$1.502319	0.000
	2010	$1.684119	$1.790060	12,310.277
	2009	$1.364159	$1.684119	11,999.643
	2008	$2.278505	$1.364159	12,671.094
	2007	$2.012367	$2.278505	11,363.858
	2006	$1.662924	$2.012367	8,254.258
	2005	$1.489961	$1.662924	28,678.267
	2004	$1.310854	$1.489961	11,150.201
	2003	$1.000000	$1.310854	0.000
TA BNP Paribas Large Cap Growth - Service Class(11)	2012	$1.424230	$1.634299	0.000
Subaccount Inception Date April 8, 1991	2011	$1.487513	$1.424230	0.000
	2010	$1.273847	$1.487513	47,130.807
	2009	$0.893804	$1.273847	49,221.949
	2008	$1.574465	$0.893804	52,346.622
	2007	$1.471367	$1.574465	48,776.277
	2006	$1.360851	$1.471367	0.000
	2005	$1.269474	$1.360851	0.000
	2004	$1.148504	$1.269474	0.000
	2003	$1.000000	$1.148504	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.687128	$1.802560	0.000
Subaccount Inception Date May 1, 2001	2011	$1.845080	$1.687128	0.000
	2010	$1.406099	$1.845080	0.000
	2009	$0.893953	$1.406099	0.000
	2008	$1.699228	$0.893953	0.000
	2007	$1.415249	$1.699228	0.000
	2006	$1.314576	$1.415249	0.000
	2005	$1.246984	$1.314576	0.000
	2004	$1.187376	$1.246984	0.000
	2003	$1.000000	$1.187376	0.000
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.233998	$1.271027	0.000
Subaccount Inception Date November 3, 2003	2011	$1.170842	$1.233998	0.000
	2010	$1.143620	$1.170842	30,985.556
	2009	$1.117307	$1.143620	156,980.896
	2008	$1.058956	$1.117307	200,661.259
	2007	$1.019177	$1.058956	0.000
	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	0.000
	2004	$0.994114	$1.004835	0.000
	2003	$1.000000	$0.994114	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.843097	$0.974332	0.000
Subaccount Inception Date May 1, 2002	2011	$0.888410	$0.843097	0.000
	2010	$0.845657	$0.888410	0.000
	2009	$0.582704	$0.845657	0.000
	2008	$1.233469	$0.582704	0.000
	2007	$1.238907	$1.233469	0.000
	2006	$1.116640	$1.238907	6,907.463
	2005	$1.078165	$1.116640	71,475.820
	2004	$0.990290	$1.078165	57,942.710
	2003	$0.756303	$0.990290	56,539.098
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.961445	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.269795	$1.411267	30,334.769
Subaccount Inception Date November 10, 2008	2011	$1.335965	$1.269795	37,886.129
	2010	$1.235456	$1.335965	16,389.050
	2009	$1.012578	$1.235456	8,028.917
	2008	$1.000000	$1.012578	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.078183	$1.241644	45,790.758
Subaccount Inception Date May 1, 2001	2011	$1.034740	$1.078183	46,663.088
	2010	$0.933832	$1.034740	0.000
	2009	$0.789906	$0.933832	0.000
	2008	$1.356010	$0.789906	0.000
	2007	$1.316563	$1.356010	0.000
	2006	$1.145620	$1.316563	8,462.198
	2005	$1.114942	$1.145620	159,634.157
	2004	$1.020536	$1.114942	164,568.837
	2003	$0.785944	$1.020536	181,692.664
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$1.004963	$1.151979	0.000
Subaccount Inception Date May 1, 2001	2011	$1.062913	$1.004963	0.000
	2010	$0.985173	$1.062913	0.000
	2009	$0.731485	$0.985173	0.000
	2008	$1.237498	$0.731485	0.000
	2007	$1.108921	$1.237498	22,856.873
	2006	$1.136120	$1.108921	0.000
	2005	$1.007039	$1.136120	10,519.518
	2004	$0.946253	$1.007039	11,529.775
	2003	$0.780824	$0.946253	15,735.769
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.986432	$1.112499	207,553.204
Subaccount Inception Date May 1, 2008	2011	$1.044104	$0.986432	209,751.284
	2010	$0.902620	$1.044104	190,745.207
	2009	$0.664291	$0.902620	192,782.722
	2008	$1.000000	$0.664291	32,032.159
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2012	$1.456560	$1.661602	44,209.062
Subaccount Inception Date May 1, 2000	2011	$1.525190	$1.456560	44,802.594
	2010	$1.327858	$1.525190	47,798.346
	2009	$0.997835	$1.327858	48,273.391
	2008	$1.772645	$0.997835	66,628.995
	2007	$1.538520	$1.772645	87,488.781
	2006	$1.405466	$1.538520	24,700.100
	2005	$1.226508	$1.405466	328,546.218
	2004	$1.084281	$1.226508	278,180.708
	2003	$0.861015	$1.084281	198,446.854

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.108069	$1.273999	0.000
Subaccount Inception Date May 1, 2000	2011	$1.120632	$1.108069	0.000
	2010	$0.992706	$1.120632	0.000
	2009	$0.778067	$0.992706	9,588.897
	2008	$1.385163	$0.778067	9,519.386
	2007	$1.392518	$1.385163	17,069.626
	2006	$1.181956	$1.392518	0.000
	2005	$1.139689	$1.181956	16,383.193
	2004	$1.043088	$1.139689	16,456.644
	2003	$0.816627	$1.043088	13,660.363
Fidelity VIP Growth Portfolio – Service Class 2	2012	$1.027506	$1.154603	0.000
Subaccount Inception Date May 1, 2001	2011	$1.046301	$1.027506	0.000
	2010	$0.859926	$1.046301	0.000
	2009	$0.684095	$0.859926	0.000
	2008	$1.321792	$0.684095	0.000
	2007	$1.062459	$1.321792	0.000
	2006	$1.014833	$1.062459	0.000
	2005	$0.979170	$1.014833	89,407.871
	2004	$0.966666	$0.979170	89,514.610
	2003	$0.742445	$0.966666	88,551.691
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$1.858017	$2.090762	0.000
Subaccount Inception Date May 1, 2000	2011	$2.121670	$1.858017	0.000
	2010	$1.679865	$2.121670	0.000
	2009	$1.223665	$1.679865	1,370.910
	2008	$2.062803	$1.223665	1,361.329
	2007	$1.820851	$2.062803	33,446.695
	2006	$1.649015	$1.820851	65,596.864
	2005	$1.422355	$1.649015	189,477.353
	2004	$1.161607	$1.422355	176,597.480
	2003	$0.855329	$1.161607	59,884.631
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.255672	$1.567161	23,673.846
Subaccount Inception Date May 1, 2002	2011	$1.405243	$1.255672	24,114.146
	2010	$1.132287	$1.405243	0.000
	2009	$0.733474	$1.132287	1,806.971
	2008	$1.532933	$0.733474	1,794.088
	2007	$1.480144	$1.532933	7,380.949
	2006	$1.298798	$1.480144	16,141.955
	2005	$1.290779	$1.298798	81,679.010
	2004	$1.154319	$1.290779	129,553.201
	2003	$0.746720	$1.154319	95,186.562
Franklin Income Securities Fund - Class 2	2012	$0.991582	$1.097186	19,640.847
Subaccount Inception Date May 1, 2007	2011	$0.985890	$0.991582	15,852.545
	2010	$0.890743	$0.985890	11,522.347
	2009	$0.668732	$0.890743	12,447.164
	2008	$0.967845	$0.668732	12,447.164
	2007	$1.000000	$0.967845	12,447.164
Mutual Shares Securities Fund - Class 2	2012	$0.781246	$0.876671	14,616.399
Subaccount Inception Date May 1, 2007	2011	$0.803660	$0.781246	14,808.005
	2010	$0.735749	$0.803660	0.000
	2009	$0.594212	$0.735749	3,957.098
	2008	$0.961906	$0.594212	3,928.828
	2007	$1.000000	$0.961906	7,021.547

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund - Class 2	2012	$0.785838	$0.912612	10,618.178
Subaccount Inception Date May 1, 2007	2011	$0.895164	$0.785838	10,757.373
	2010	$0.840606	$0.895164	0.000
	2009	$0.624431	$0.840606	9,018.126
	2008	$1.066262	$0.624431	8,953.833
	2007	$1.000000	$1.066262	15,977.033
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.317132	$1.487796	99,357.727
Subaccount Inception Date November 10, 2008	2011	$1.365595	$1.317132	114,280.168
	2010	$1.262890	$1.365595	58,888.515
	2009	$0.989903	$1.262890	19,094.079
	2008	$1.000000	$0.989903	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.699947	$1.953385	0.000
Subaccount Inception Date October 9, 2000	2011	$1.759544	$1.699947	0.000
	2010	$1.427028	$1.759544	0.000
	2009	$1.005732	$1.427028	0.000
	2008	$1.823801	$1.005732	0.000
	2007	$1.525205	$1.823801	15,584.055
	2006	$1.370267	$1.525205	3,601.066
	2005	$1.245100	$1.370267	14,689.275
	2004	$1.052147	$1.245100	42,412.245
	2003	$0.794771	$1.052147	33,219.886
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.879417	$1.035342	0.000
Subaccount Inception Date October 9, 2000	2011	$1.040797	$0.879417	0.000
	2010	$0.917171	$1.040797	0.000
	2009	$0.679515	$0.917171	0.000
	2008	$1.253455	$0.679515	0.000
	2007	$1.166880	$1.253455	0.000
	2006	$1.007177	$1.166880	37,433.964
	2005	$0.971196	$1.007177	51,757.983
	2004	$0.945896	$0.971196	54,958.117
	2003	$0.778551	$0.945896	62,866.501
MFS ® New Discovery Series – Service Class	2012	$1.308045	$1.553292	0.000
Subaccount Inception Date May 1, 2002	2011	$1.487677	$1.308045	0.000
	2010	$1.114037	$1.487677	0.000
	2009	$0.696096	$1.114037	0.000
	2008	$1.171768	$0.696096	0.000
	2007	$1.166718	$1.171768	0.000
	2006	$1.051684	$1.166718	43,159.015
	2005	$1.019281	$1.051684	71,095.318
	2004	$0.977008	$1.019281	63,078.205
	2003	$0.745393	$0.977008	44,421.507
MFS ® Total Return Series – Service Class	2012	$1.217509	$1.326630	0.000
Subaccount Inception Date May 1, 2002	2011	$1.220033	$1.217509	0.000
	2010	$1.132857	$1.220033	0.000
	2009	$0.979621	$1.132857	0.000
	2008	$1.283895	$0.979621	0.000
	2007	$1.257638	$1.283895	0.000
	2006	$1.146906	$1.257638	73,440.496
	2005	$1.137939	$1.146906	81,145.111
	2004	$1.043403	$1.137939	88,343.180
	2003	$0.915635	$1.043403	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class	2012	$1.388767	$1.465859	0.000
Subaccount Inception Date May 1, 2002	2011	$1.377141	$1.388767	0.000
	2010	$1.286970	$1.377141	0.000
	2009	$1.046217	$1.286970	0.000
	2008	$1.351352	$1.046217	0.000
	2007	$1.293240	$1.351352	0.000
	2006	$1.202844	$1.293240	504,307.235
	2005	$1.164118	$1.202844	1,478,267.613
	2004	$1.080197	$1.164118	1,507,143.730
	2003	$0.894630	$1.080197	1,530,979.665
TA Asset Allocation - Growth - Initial Class	2012	$1.217246	$1.346223	0.000
Subaccount Inception Date May 1, 2002	2011	$1.310081	$1.217246	0.000
	2010	$1.160190	$1.310081	0.000
	2009	$0.909787	$1.160190	0.000
	2008	$1.534391	$0.909787	0.000
	2007	$1.449726	$1.534391	0.000
	2006	$1.276402	$1.449726	0.000
	2005	$1.157617	$1.276402	98,060.567
	2004	$1.032106	$1.157617	0.000
	2003	$0.803272	$1.032106	0.000
TA Asset Allocation - Moderate - Initial Class	2012	$1.378467	$1.481721	0.000
Subaccount Inception Date May 1, 2002	2011	$1.395050	$1.378467	0.000
	2010	$1.286654	$1.395050	0.000
	2009	$1.036230	$1.286654	0.000
	2008	$1.424937	$1.036230	0.000
	2007	$1.343815	$1.424937	0.000
	2006	$1.227090	$1.343815	1,000,460.922
	2005	$1.162564	$1.227090	3,176,590.498
	2004	$1.062487	$1.162564	3,255,959.367
	2003	$0.866203	$1.062487	3,072,426.130
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.322564	$1.437351	0.000
Subaccount Inception Date May 1, 2002	2011	$1.373976	$1.322564	0.000
	2010	$1.240775	$1.373976	0.000
	2009	$0.985584	$1.240775	0.000
	2008	$1.492329	$0.985584	0.000
	2007	$1.409255	$1.492329	0.000
	2006	$1.260212	$1.409255	465,090.985
	2005	$1.167152	$1.260212	1,773,582.314
	2004	$1.046470	$1.167152	1,427,450.863
	2003	$0.837699	$1.046470	1,427,453.756
TA Barrow Hanley Dividend Focused - Initial Class(9)	2012	$1.280286	$1.404961	0.000
Subaccount Inception Date May 1, 2000	2011	$1.268583	$1.280286	0.000
	2010	$1.169286	$1.268583	0.000
	2009	$1.044240	$1.169286	0.000
	2008	$1.608082	$1.044240	0.000
	2007	$1.564629	$1.608082	0.000
	2006	$1.362205	$1.564629	0.000
	2005	$1.196010	$1.362205	2,914.111
	2004	$1.028886	$1.196010	35,442.322
	2003	$0.807044	$1.028886	37,909.787

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.798690	$2.212882	0.000
Subaccount Inception Date May 1, 2002	2011	$1.942441	$1.798690	0.000
	2010	$1.709535	$1.942441	0.000
	2009	$1.304410	$1.709535	0.000
	2008	$2.304749	$1.304410	0.000
	2007	$2.515119	$2.304749	0.000
	2006	$1.799524	$2.515119	9,472.819
	2005	$1.614316	$1.799524	43,713.740
	2004	$1.236967	$1.614316	51,000.064
	2003	$0.927684	$1.236967	41,529.571
TA JPMorgan Enhanced Index - Initial Class	2012	$1.145963	$1.309645	0.000
Subaccount Inception Date May 2, 1997	2011	$1.157996	$1.145963	0.000
	2010	$1.023504	$1.157996	0.000
	2009	$0.804014	$1.023504	0.000
	2008	$1.306535	$0.804014	0.000
	2007	$1.272441	$1.306535	0.000
	2006	$1.123296	$1.272441	0.000
	2005	$1.105224	$1.123296	16,985.800
	2004	$1.013488	$1.105224	16,903.065
	2003	$0.800129	$1.013488	13,818.044
TA Jennison Growth - Initial Class	2012	$1.152141	$1.310124	0.000
Subaccount Inception Date November 18, 1996	2011	$1.180264	$1.152141	0.000
	2010	$1.070273	$1.180264	0.000
	2009	$0.772700	$1.070273	0.000
	2008	$1.248820	$0.772700	0.000
	2007	$1.140144	$1.248820	0.000
	2006	$1.138277	$1.140144	12,851.858
	2005	$1.018303	$1.138277	54,865.683
	2004	$0.949970	$1.018303	106,465.680
	2003	$0.750968	$0.949970	107,149.803
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.172387	$1.330605	0.000
Subaccount Inception Date May 1, 2000	2011	$1.267018	$1.172387	0.000
	2010	$1.012124	$1.267018	0.000
	2009	$0.805520	$1.012124	0.000
	2008	$1.288745	$0.805520	0.000
	2007	$1.298625	$1.288745	0.000
	2006	$1.115022	$1.298625	0.000
	2005	$1.090563	$1.115022	41,451.663
	2004	$1.017261	$1.090563	41,626.647
	2003	$0.766218	$1.017261	41,805.997
TA AEGON High Yield Bond - Initial Class	2012	$1.620695	$1.868386	0.000
Subaccount Inception Date June 1, 1998	2011	$1.574694	$1.620695	0.000
	2010	$1.425705	$1.574694	0.000
	2009	$0.985729	$1.425705	0.000
	2008	$1.341611	$0.985729	0.000
	2007	$1.341031	$1.341611	0.000
	2006	$1.230410	$1.341031	17,867.651
	2005	$1.230186	$1.230410	86,295.061
	2004	$1.140942	$1.230186	107,523.543
	2003	$0.986461	$1.140942	101,696.270

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class	2012	$1.245517	$1.494444	0.000
Subaccount Inception Date May 1, 2001	2011	$1.409677	$1.245517	0.000
	2010	$1.298712	$1.409677	0.000
	2009	$0.996430	$1.298712	0.000
	2008	$1.567689	$0.996430	0.000
	2007	$1.462224	$1.567689	0.000
	2006	$1.209466	$1.462224	0.000
	2005	$1.090843	$1.209466	52,906.621
	2004	$0.971224	$1.090843	53,134.752
	2003	$0.789104	$0.971224	59,334.823
TA PIMCO Total Return - Initial Class	2012	$1.462495	$1.544955	0.000
Subaccount Inception Date May 1, 2002	2011	$1.400929	$1.462495	0.000
	2010	$1.330428	$1.400929	0.000
	2009	$1.167202	$1.330428	0.000
	2008	$1.222403	$1.167202	0.000
	2007	$1.142296	$1.222403	0.000
	2006	$1.115824	$1.142296	12,041.868
	2005	$1.109997	$1.115824	334,698.139
	2004	$1.081412	$1.109997	353,224.206
	2003	$1.049414	$1.081412	622,522.000
TA T. Rowe Price Small Cap - Initial Class	2012	$1.485472	$1.688023	0.000
Subaccount Inception Date May 1, 2000	2011	$1.486982	$1.485472	0.000
	2010	$1.126075	$1.486982	0.000
	2009	$0.826476	$1.126075	0.000
	2008	$1.319913	$0.826476	0.000
	2007	$1.225996	$1.319913	28,005.748
	2006	$1.177805	$1.225996	5,983.298
	2005	$1.129348	$1.177805	123,857.119
	2004	$1.046575	$1.129348	117,733.262
	2003	$0.814764	$1.046575	130,959.700
TA Multi-Managed Balanced - Initial Class	2012	$1.491839	$1.649495	0.000
Subaccount Inception Date May 1, 2002	2011	$1.459709	$1.491839	0.000
	2010	$1.197206	$1.459709	0.000
	2009	$0.964991	$1.197206	0.000
	2008	$1.453333	$0.964991	0.000
	2007	$1.302425	$1.453333	0.000
	2006	$1.214951	$1.302425	0.000
	2005	$1.145543	$1.214951	0.000
	2004	$1.049179	$1.145543	0.000
	2003	$0.937747	$1.049179	0.000
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.383625	$1.442494	0.000
Subaccount Inception Date May 1, 2002	2011	$1.383377	$1.383625	0.000
	2010	$1.288567	$1.383377	0.000
	2009	$0.999077	$1.288567	0.000
	2008	$1.611254	$0.999077	0.000
	2007	$1.382738	$1.611254	0.000
	2006	$1.269236	$1.382738	10,075.475
	2005	$1.243721	$1.269236	14,139.916
	2004	$1.118730	$1.243721	15,374.750
	2003	$0.920948	$1.118730	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Growth - Initial Class	2012	$1.267286	$1.408682	0.000
Subaccount Inception Date May 1, 2000	2011	$1.340066	$1.267286	0.000
	2010	$1.157925	$1.340066	0.000
	2009	$0.912395	$1.157925	0.000
	2008	$1.720380	$0.912395	0.000
	2007	$1.506227	$1.720380	0.000
	2006	$1.410366	$1.506227	4,389.478
	2005	$1.231954	$1.410366	21,449.132
	2004	$1.082997	$1.231954	47,741.407
	2003	$0.840150	$1.082997	2,508.744
TA AEGON Money Market - Initial Class	2012	$1.001668	$0.983914	0.000
Subaccount Inception Date April 8, 1991	2011	$1.019591	$1.001668	0.000
	2010	$1.037883	$1.019591	0.000
	2009	$1.055212	$1.037883	0.000
	2008	$1.049155	$1.055212	0.000
	2007	$1.017004	$1.049155	0.000
	2006	$0.988484	$1.017004	215,064.552
	2005	$0.978029	$0.988484	14,067.065
	2004	$0.985767	$0.978029	12,667.881
	2003	$1.000000	$0.985767	167,580.604
TA Systematic Small/Mid Cap Value - Initial Class	2012	$2.116896	$2.419989	0.000
Subaccount Inception Date May 4, 1993	2011	$2.213754	$2.116896	0.000
	2010	$1.728017	$2.213754	0.000
	2009	$1.228326	$1.728017	0.000
	2008	$2.114769	$1.228326	0.000
	2007	$1.726024	$2.114769	0.000
	2006	$1.488323	$1.726024	0.000
	2005	$1.334121	$1.488323	0.000
	2004	$1.167376	$1.334121	0.000
	2003	$0.622732	$1.167376	3,927.924
TA AEGON U.S. Government Securities - Initial Class	2012	$1.331776	$1.375383	0.000
Subaccount Inception Date May 13, 1994	2011	$1.259858	$1.331776	0.000
	2010	$1.228445	$1.259858	0.000
	2009	$1.197073	$1.228445	0.000
	2008	$1.131946	$1.197073	0.000
	2007	$1.086692	$1.131946	0.000
	2006	$1.071159	$1.086692	30,777.326
	2005	$1.066588	$1.071159	198,493.137
	2004	$1.051191	$1.066588	241,668.820
	2003	$1.039480	$1.051191	233,941.524
TA TS&W International Equity - Initial Class(10)	2012	$1.253779	$1.437792	0.000
Subaccount Inception Date April 8, 1991	2011	$1.489191	$1.253779	0.000
	2010	$1.397487	$1.489191	0.000
	2009	$1.130128	$1.397487	0.000
	2008	$1.880996	$1.130128	0.000
	2007	$1.656541	$1.880996	0.000
	2006	$1.204790	$1.656541	3,665.903
	2005	$1.108771	$1.204790	60,394.241
	2004	$1.022756	$1.108771	60,368.751
	2003	$0.741544	$1.022756	57,731.549

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BNP Paribas Large Cap Growth - Initial Class(11)	2012	$1.310268	$1.507453	0.000
Subaccount Inception Date April 8, 1991	2011	$1.364748	$1.310268	0.000
	2010	$1.165796	$1.364748	0.000
	2009	$0.816158	$1.165796	0.000
	2008	$1.434654	$0.816158	0.000
	2007	$1.336957	$1.434654	0.000
	2006	$1.233494	$1.336957	13,652.391
	2005	$1.147593	$1.233494	14,274.567
	2004	$1.036162	$1.147593	14,523.299
	2003	$0.871131	$1.036162	14,450.221
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$1.316497	$1.410517	0.000
Subaccount Inception Date May 1, 2001	2011	$1.436545	$1.316497	0.000
	2010	$1.092131	$1.436545	0.000
	2009	$0.692441	$1.092131	0.000
	2008	$1.312530	$0.692441	0.000
	2007	$1.090551	$1.312530	0.000
	2006	$1.010076	$1.090551	0.000
	2005	$0.956031	$1.010076	74,343.752
	2004	$0.908394	$0.956031	70,325.114
	2003	$0.721570	$0.908394	80,961.183
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.101851	$1.253785	374,998.367
Subaccount Inception Date November 19, 2009	2011	$1.110539	$1.101851	385,024.482
	2010	$1.007817	$1.110539	331,432.622
	2009	$0.989774	$1.007817	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.076491	$1.110897	72,316.357
Subaccount Inception Date November 19, 2009	2011	$1.035813	$1.076491	75,747.238
	2010	$0.993531	$1.035813	66,039.212
	2009	$1.000895	$0.993531	0.000
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.057856	$1.217099	34,688.154
Subaccount Inception Date November 19, 2009	2011	$1.100155	$1.057856	34,196.237
	2010	$1.008062	$1.100155	0.000
	2009	$0.986798	$1.008062	0.000
American Funds - Growth Fund - Class 2(4)	2012	$1.092758	$1.261635	75,423.105
Subaccount Inception Date November 19, 2009	2011	$1.165523	$1.092758	75,495.002
	2010	$1.002679	$1.165523	0.000
	2009	$0.986477	$1.002679	0.000
American Funds - International Fund - Class 2(4)	2012	$0.867527	$1.001726	32,867.869
Subaccount Inception Date November 19, 2009	2011	$1.029486	$0.867527	33,488.278
	2010	$0.980191	$1.029486	0.000
	2009	$0.982907	$0.980191	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.022183	$1.124799	104,777.043
Subaccount Inception Date November 19, 2009	2011	$1.075922	$1.022183	124,182.409
	2010	$1.003453	$1.075922	53,402.782
	2009	$0.988806	$1.003453	12,456.986
TA BlackRock Global Allocation - Service Class(1)	2012	$1.220978	$1.317636	4,851,653.380
Subaccount Inception Date May 1, 2009	2011	$1.293642	$1.220978	4,920,778.203
	2010	$1.200822	$1.293642	2,509,430.647
	2009	$1.000000	$1.200822	329,123.084
TA BlackRock Tactical Allocation - Service Class	2012	$1.341484	$1.449592	542,557.983
Subaccount Inception Date May 1, 2009	2011	$1.316306	$1.341484	451,178.901
	2010	$1.204569	$1.316306	100,482.327
	2009	$1.000000	$1.204569	4,150.862

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class	2012	$0.874486	$0.966310	27,559.317
Subaccount Inception Date November 19, 2009	2011	$0.998105	$0.874486	28,276.107
	2010	$0.985496	$0.998105	0.000
	2009	$0.986567	$0.985496	0.000
TA PIMCO Tactical - Balanced - Service Class(12)	2012	$0.918114	$0.910655	192,153.525
Subaccount Inception Date November 19, 2009	2011	$0.967578	$0.918114	0.000
	2010	$1.020318	$0.967578	0.000
	2009	$0.998154	$1.020318	0.000
TA PIMCO Tactical - Conservative - Service Class(13)	2012	$0.893389	$0.890882	0.000
Subaccount Inception Date November 19, 2009	2011	$0.982753	$0.893389	0.000
	2010	$1.022067	$0.982753	0.000
	2009	$0.997261	$1.022067	0.000
TA PIMCO Tactical - Growth - Service Class(14)	2012	$0.864655	$0.855161	0.000
Subaccount Inception Date November 19, 2009	2011	$0.995864	$0.864655	0.000
	2010	$1.020987	$0.995864	0.000
	2009	$0.996392	$1.020987	0.000
TA Hanlon Income - Service Class	2012	$0.997741	$1.014015	0.000
Subaccount Inception Date November 19, 2009	2011	$0.986747	$0.997741	0.000
	2010	$1.003336	$0.986747	0.000
	2009	$0.999951	$1.003336	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.086040	$1.243479	0.000
Subaccount Inception Date November 19, 2009	2011	$1.150649	$1.086040	0.000
	2010	$1.023848	$1.150649	0.000
	2009	$0.999951	$1.023848	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.087169	$1.138517	121,320.498
Subaccount Inception Date November 19, 2009	2011	$1.072639	$1.087169	64,459.130
	2010	$0.997901	$1.072639	31,248.854
	2009	$0.999951	$0.997901	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.241043	$1.465660	0.000
Subaccount Inception Date November 19, 2009	2011	$1.241848	$1.241043	0.000
	2010	$1.029290	$1.241848	0.000
	2009	$0.985150	$1.029290	0.000
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.317488	$0.220060	353,544.427
Subaccount Inception Date May 1, 2009	2011	$0.403747	$0.317488	408,835.485
	2010	$0.561223	$0.403747	0.000
	2009	$1.000000	$0.561223	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	0.958587	$1.019665	385,688.106
Subaccount inception date May 2, 2011	2011	$1.000000	$0.958587	108,916.216
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.978354	$1.026124	487,641.524
Subaccount inception date May 2, 2011	2011	$1.000000	$0.978354	441,867.292
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.918066	$1.000532	45,712.780
Subaccount inception date May 2, 2011	2011	$1.000000	$0.918066	12,302.604
TA JPMorgan Core Bond - Service Class	2012	$1.041900	$1.072035	31,460.581
Subaccount inception date May 2, 2011	2011	$1.000000	$1.041900	39,765.449
TA JPMorgan Tactical Allocation - Service Class	2012	$0.993167	$1.048376	1,570,235.919
Subaccount inception date May 2, 2011	2011	$1.000000	$0.993167	1,019,436.446
TA PIMCO Real Return TIPS - Service Class	2012	$1.064340	$1.111260	206,154.591
Subaccount inception date May 2, 2011	2011	$1.000000	$1.064340	37,534.136
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.006923	243,371.146

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.001982	0.000
TA Market Participation Strategy - Service Class(16)
Subaccount inception date September 17, 2012	2012	$1.000000	$0.988910	80,643.930

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2012	$1.860343	$2.089154	4,572,229.792
Subaccount Inception Date July 3, 1997	2011	$1.936582	$1.860343	5,281,191.429
	2010	$1.743381	$1.936582	5,745,328.726
	2009	$1.350022	$1.743381	6,262,873.823
	2008	$2.168287	$1.350022	6,973,120.937
	2007	$2.162738	$2.168287	8,869,508.645
	2006	$1.802129	$2.162738	13,625,309.689
	2005	$1.777751	$1.802129	18,753,884.041
	2004	$1.625432	$1.777751	23,691,418.71
	2003	$1.238870	$1.625432	26,597,021.28
BlackRock Global Allocation V.I. Fund	2012	$1.291978	$1.402951	5,271,910.667
Subaccount Inception Date July 3, 1997	2011	$1.359440	$1.291978	5,992,438.852
	2010	$1.254385	$1.359440	6,677,682.714
	2009	$1.050950	$1.254385	6,747,432.913
	2008	$1.324512	$1.050950	6,928,247.505
	2007	$1.149609	$1.324512	4,984,558.590
	2006	$1.001774	$1.149609	5,615,536.487
	2005	$0.920462	$1.001774	5,764,734.797
	2004	$0.817240	$0.920462	4,515,474.422
	2003	$0.545416	$0.817240	2,898,028.71
BlackRock High Yield V.I. Fund - Class I Shares	2012	$1.762348	$2.007092	1,390,416.298
Subaccount Inception Date July 3, 1997	2011	$1.731892	$1.762348	1,012,224.083
	2010	$1.524554	$1.731892	1,475,595.470
	2009	$0.988496	$1.524554	1,330,553.052
	2008	$1.417432	$0.988496	1,189,910.278
	2007	$1.405554	$1.417432	1,588,535.326
	2006	$1.303966	$1.405554	2,245,702.076
	2005	$1.303978	$1.303966	3,276,525.455
	2004	$1.184254	$1.303978	5,620,423.808
	2003	$0.938684	$1.184254	7,054,349.27
TA Asset Allocation - Conservative - Initial Class	2012	$1.422211	$1.504875	11,917,072.171
Subaccount Inception Date May 1, 2002	2011	$1.406840	$1.422211	14,606,781.757
	2010	$1.311504	$1.406840	13,742,101.520
	2009	$1.063539	$1.311504	15,040,899.409
	2008	$1.370333	$1.063539	15,567,910.314
	2007	$1.308178	$1.370333	13,422,928.561
	2006	$1.213762	$1.308178	14,185,630.162
	2005	$1.171794	$1.213762	9,556,575.980
	2004	$1.084641	$1.171794	10,036,153.309
	2003	$0.896108	$1.084641	10,695,411.266

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class	2012	$1.246526	$1.382019	9,304,281.371
Subaccount Inception Date May 1, 2002	2011	$1.338317	$1.246526	11,881,563.276
	2010	$1.182285	$1.338317	12,915,360.212
	2009	$0.924844	$1.182285	12,561,671.486
	2008	$1.555945	$0.924844	13,691,709.559
	2007	$1.466466	$1.555945	16,252,271.377
	2006	$1.287977	$1.466466	18,742,854.517
	2005	$1.165251	$1.287977	23,593,866.180
	2004	$1.036347	$1.165251	20,311,908.659
	2003	$0.804600	$1.036347	14,512,985.277
TA Asset Allocation - Moderate - Initial Class	2012	$1.411685	$1.521178	21,457,844.935
Subaccount Inception Date May 1, 2002	2011	$1.425170	$1.411685	24,587,764.407
	2010	$1.311197	$1.425170	27,790,913.868
	2009	$1.053395	$1.311197	29,577,667.104
	2008	$1.444964	$1.053395	33,230,966.408
	2007	$1.359333	$1.444964	39,120,921.038
	2006	$1.238214	$1.359333	44,620,000.122
	2005	$1.170234	$1.238214	42,500,444.087
	2004	$1.066862	$1.170234	43,001,534.108
	2003	$0.867636	$1.066862	40,301,986.726
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.354407	$1.475604	20,299,044.263
Subaccount Inception Date May 1, 2002	2011	$1.403599	$1.354407	23,179,903.337
	2010	$1.264418	$1.403599	26,813,288.877
	2009	$1.001893	$1.264418	28,468,057.645
	2008	$1.513286	$1.001893	34,506,226.220
	2007	$1.425519	$1.513286	40,992.805.054
	2006	$1.271629	$1.425519	46,222,481.116
	2005	$1.174845	$1.271629	46,168,252.635
	2004	$1.050773	$1.174845	43,833,869.615
	2003	$0.839081	$1.050773	38,181,055.594
TA International Moderate Growth - Service Class	2012	$0.869011	$0.962486	397,123.936
Subaccount Inception Date May 1, 2006	2011	$0.954359	$0.869011	428,810.360
	2010	$0.879106	$0.954359	553,566.560
	2009	$0.690284	$0.879106	440,331.056
	2008	$1.100802	$0.690284	304,845.955
	2007	$1.030435	$1.100802	564,290.748
	2006	$1.000000	$1.030435	13,476.689
TA Barrow Hanley Dividend Focused - Initial Class(9)	2012	$1.431801	$1.575106	7,966,609.001
Subaccount Inception Date May 1, 2000	2011	$1.415251	$1.431801	8,938,409.803
	2010	$1.301266	$1.415251	10,211,734.893
	2009	$1.159255	$1.301266	5,458,999.070
	2008	$1.780789	$1.159255	2,771,413.991
	2007	$1.728379	$1.780789	3,550,983.857
	2006	$1.501085	$1.728379	4,668,452.155
	2005	$1.314713	$1.501085	5,357,306.508
	2004	$1.128224	$1.314713	4,592,200.886
	2003	$0.882787	$1.128224	4,452,337.003

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.842018	$2.271788	1,081,236.704
Subaccount Inception Date May 1, 2002	2011	$1.984355	$1.842018	1,124,552.294
	2010	$1.742145	$1.984355	1,158,668.867
	2009	$1.326025	$1.742145	1,327,206.411
	2008	$2.337148	$1.326025	1,478,343.484
	2007	$2.544168	$2.337148	1,648,326.557
	2006	$1.815856	$2.544168	3,005,385.064
	2005	$1.624970	$1.815856	2,528,130.678
	2004	$1.242059	$1.624970	2,800,769.750
	2003	$0.929213	$1.242059	2,476,229.792
TA JPMorgan Enhanced Index - Initial Class	2012	$1.514214	$1.734769	1,806,413.251
Subaccount Inception Date May 2, 1997	2011	$1.526348	$1.514214	2,048,313.716
	2010	$1.345756	$1.526348	2,228,936.635
	2009	$1.054565	$1.345756	2,257,964.166
	2008	$1.709461	$1.054565	2,435,265.545
	2007	$1.660747	$1.709461	2,840,765.615
	2006	$1.462496	$1.660747	5,402,881.650
	2005	$1.435440	$1.462496	11,871,053.672
	2004	$1.313067	$1.435440	16,778,255.055
	2003	$1.034093	$1.313067	20,419,758.264
TA Jennison Growth - Initial Class	2012	$0.923096	$1.052271	9,049,179.976
Subaccount Inception Date November 18, 1996	2011	$0.943307	$0.923096	10,326,379.411
	2010	$0.853301	$0.943307	11,765,307.227
	2009	$0.614547	$0.853301	946,294.570
	2008	$0.990767	$0.614547	658,625.800
	2007	$0.902320	$0.990767	507,888.006
	2006	$0.898633	$0.902320	1,089,140.548
	2005	$0.801947	$0.898633	1,820,726.718
	2004	$0.746296	$0.801947	3,355,876.250
	2003	$0.588518	$0.746296	4,335,633.049
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.202638	$1.368303	3,087,620.936
Subaccount Inception Date May 1, 2000	2011	$1.296542	$1.202638	3,219,809.065
	2010	$1.033151	$1.296542	3,540,897.929
	2009	$0.820246	$1.033151	3,867,565.545
	2008	$1.309050	$0.820246	4,194,947.792
	2007	$1.315813	$1.309050	5,338,179.952
	2006	$1.127017	$1.315813	7,966,700.998
	2005	$1.099598	$1.127017	8,960,886.522
	2004	$1.023166	$1.099598	11,054,496.935
	2003	$0.768775	$1.023166	12,888,002.386
TA AEGON High Yield Bond - Initial Class	2012	$1.612266	$1.863261	1,660,998.545
Subaccount Inception Date June 1, 1998	2011	$1.562668	$1.612266	1,748,863.132
	2010	$1.411341	$1.562668	2,047,782.263
	2009	$0.973401	$1.411341	2,266,604.654
	2008	$1.321554	$0.973401	2,445,999.993
	2007	$1.317726	$1.321554	3,544,923.139
	2006	$1.206061	$1.317726	5,358,938.262
	2005	$1.202886	$1.206061	7,190,212.293
	2004	$1.112877	$1.202886	8,902,988.053
	2003	$0.959844	$1.112877	9,898,593.016

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class	2012	$1.031495	$1.240712	2,317,565.806
Subaccount Inception Date May 1, 2001	2011	$1.164590	$1.031495	2,761,764.696
	2010	$1.070292	$1.164590	2,660,038.559
	2009	$0.819162	$1.070292	2,607,734.333
	2008	$1.285611	$0.819162	2,709,058.347
	2007	$1.196166	$1.285611	3,469,114.808
	2006	$0.986968	$1.196166	4,551,472.204
	2005	$0.887981	$0.986968	5,293,965.767
	2004	$0.788649	$0.887981	5,042,518.715
	2003	$0.639197	$0.788649	5,135,915.887
TA PIMCO Total Return - Initial Class	2012	$1.497669	$1.586028	12,422,408.451
Subaccount Inception Date May 1, 2002	2011	$1.431103	$1.497669	13,337,857.115
	2010	$1.355748	$1.431103	14,641,906.053
	2009	$1.186501	$1.355748	15,270,689.091
	2008	$1.239554	$1.186501	12,276,340.118
	2007	$1.155465	$1.239554	12,733,746.766
	2006	$1.125921	$1.155465	16,358,378.061
	2005	$1.117299	$1.125921	16,976,773.321
	2004	$1.085852	$1.117299	17,034,835.261
	2003	$1.051137	$1.085852	16,988,749.824
TA T. Rowe Price Small Cap - Initial Class	2012	$1.113058	$1.267967	3,416,358.503
Subaccount Inception Date May 1, 2000	2011	$1.111455	$1.113058	3,655,973.198
	2010	$0.839620	$1.111455	3,982,648.012
	2009	$0.614725	$0.839620	4,541,528.679
	2008	$0.979320	$0.614725	5,034,266.028
	2007	$0.907388	$0.979320	6,278,776.700
	2006	$0.889508	$0.907388	8,637,987.183
	2005	$0.816617	$0.889508	10,690,214.031
	2004	$0.751414	$0.816617	12,120,186.981
	2003	$0.543474	$0.751414	12,624,893.800
TA Multi-Managed Balanced - Initial Class	2012	$1.527762	$1.693398	668,415.213
Subaccount Inception Date May 1, 2002	2011	$1.491197	$1.527762	567,200.231
	2010	$1.220025	$1.491197	542,253.110
	2009	$0.980965	$1.220025	574,592.539
	2008	$1.473732	$0.980965	522,090.058
	2007	$1.317444	$1.473732	536,452.447
	2006	$1.225959	$1.317444	779,022.999
	2005	$1.153085	$1.225959	748,674.512
	2004	$1.053487	$1.153085	760,262.942
	2003	$0.939281	$1.053487	800,485.311
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.416913	$1.480866	808,433.346
Subaccount Inception Date May 1, 2002	2011	$1.413194	$1.416913	886,725.188
	2010	$1.313104	$1.413194	1,167,701.953
	2009	$1.015596	$1.313104	1,254,415.304
	2008	$1.633852	$1.015596	1,284,436.440
	2007	$1.398675	$1.633852	1,790,635.131
	2006	$1.280730	$1.398675	1,891,198.305
	2005	$1.251920	$1.280730	1,713,181.851
	2004	$1.123331	$1.251920	1,861,830.169
	2003	$0.922464	$1.123331	1,475,274.397

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Growth - Initial Class	2012	$0.794965	$0.885855	12,412,981.949
Subaccount Inception Date May 1, 2000	2011	$0.838555	$0.794965	14,356,433.175
	2010	$0.722797	$0.838555	9,392,431.626
	2009	$0.568132	$0.722797	10,358,560.405
	2008	$1.068609	$0.568132	11,160,474.354
	2007	$0.933273	$1.068609	13,630,299.889
	2006	$0.871749	$0.933273	25,643,798.778
	2005	$0.759605	$0.871749	15,542,565.281
	2004	$0.666113	$0.759605	17,682,256.482
	2003	$0.515473	$0.666113	11,301,374.495
TA AEGON Money Market - Initial Class	2012	$1.393856	$1.372548	3,406,337.102
Subaccount Inception Date April 8, 1991	2011	$1.415331	$1.393856	3,725,450.399
	2010	$1.437207	$1.415331	3,718,178.795
	2009	$1.457617	$1.437207	4,685,968.758
	2008	$1.445685	$1.457617	7,449,066.356
	2007	$1.397915	$1.445685	4,314,818.521
	2006	$1.355388	$1.397915	6,571,575.520
	2005	$1.337762	$1.355388	5,616,101.634
	2004	$1.345028	$1.337762	6,882,847.135
	2003	$1.355816	$1.345028	8,983,659.578
TA Systematic Small/Mid Cap Value - Initial Class	2012	$6.521686	$7.473906	541,989.026
Subaccount Inception Date May 4, 1993	2011	$6.803386	$6.521686	636,878.737
	2010	$5.297572	$6.803386	737,945.900
	2009	$3.756418	$5.297572	837,110.316
	2008	$6.451355	$3.756418	953,374.966
	2007	$5.252437	$6.451355	1,228,409.404
	2006	$4.517970	$5.252437	2,840,837.137
	2005	$4.039926	$4.517970	5,056,826.437
	2004	$3.526280	$4.039926	7,578,914.671
	2003	$1.876467	$3.526280	9,997,159.941
TA AEGON U.S. Government Securities - Initial Class	2012	$1.920374	$1.988155	2,728,821.687
Subaccount Inception Date May 13, 1994	2011	$1.812219	$1.920374	2,770,039.375
	2010	$1.762695	$1.812219	3,521,605.838
	2009	$1.713467	$1.762695	4,627,975.789
	2008	$1.616269	$1.713467	5,776,293.986
	2007	$1.547823	$1.616269	4,339,183.442
	2006	$1.521960	$1.547823	6,096,309.392
	2005	$1.511766	$1.521960	7,999,003.710
	2004	$1.486269	$1.511766	9,492,820.217
	2003	$1.466107	$1.486269	13,150,309.481
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.021799	$1.090599	0.000
Subaccount Inception Date May 1, 2008	2011	$1.022598	$1.021799	0.000
	2010	$0.938137	$1.022598	0.000
	2009	$0.817541	$0.938137	0.000
	2008	$1.000000	$0.817541	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.948214	$1.041556	0.000
Subaccount Inception Date May 1, 2008	2011	$0.973918	$0.948214	0.000
	2010	$0.875203	$0.973918	0.000
	2009	$0.721522	$0.875203	0.000
	2008	$1.000000	$0.721522	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class(10)	2012	$1.553426	$1.785829	1,679,447.214
Subaccount Inception Date April 8, 1991	2011	$1.840568	$1.553426	1,866,215.885
	2010	$1.722988	$1.840568	2,040,372.325
	2009	$1.389928	$1.722988	2,304,287.513
	2008	$2.307695	$1.389928	3,256,334.620
	2007	$2.027316	$2.307695	4,273,467.489
	2006	$1.666825	$2.027316	6,914,375.543
	2005	$1.487443	$1.666825	8,086,358.393
	2004	$1.301735	$1.487443	8,112,910.781
	2003	$0.995330	$1.301735	9,467,127.340
TA BNP Paribas Large Cap Growth - Initial Class(11)	2012	$3.380587	$3.898954	1,403,245.864
Subaccount Inception Date April 8, 1991	2011	$3.512499	$3.380587	1,574,907.358
	2010	$2.993078	$3.512499	1,782,397.216
	2009	$2.090260	$2.993078	2,030,235.915
	2008	$3.665209	$2.090260	909,559.562
	2007	$3.407182	$3.665209	1,144,643.573
	2006	$3.135811	$3.407182	2,222,088.501
	2005	$2.910280	$3.135811	3,910,477.228
	2004	$2.621228	$2.910280	6,107,219.087
	2003	$2.198351	$2.621228	7,521,306.367
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$0.990155	$1.063501	4,281,548.667
Subaccount Inception Date May 1, 2001	2011	$1.077792	$0.990155	4,967,079.211
	2010	$0.817385	$1.077792	2,012,757.310
	2009	$0.516977	$0.817385	2,382,182.992
	2008	$0.977513	$0.516977	2,435,360.172
	2007	$0.810185	$0.977513	2,874,410.302
	2006	$0.748559	$0.810185	2,905,077.358
	2005	$0.706779	$0.748559	3,915,622.626
	2004	$0.669908	$0.706779	4,796,976.635
	2003	$0.530826	$0.669908	5,374,482.742
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.279064	$1.320708	0.000
Subaccount Inception Date November 3, 2003	2011	$1.210634	$1.279064	0.000
	2010	$1.179574	$1.210634	0.000
	2009	$1.149598	$1.179574	0.000
	2008	$1.086878	$1.149598	0.000
	2007	$1.043482	$1.086878	0.000
	2006	$1.028154	$1.043482	0.000
	2005	$1.023764	$1.028154	0.000
	2004	$1.010345	$1.023764	0.000
	2003	$1.000000	$1.010345	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.863392	$1.000243	903,302.264
Subaccount Inception Date May 1, 2002	2011	$0.907557	$0.863392	1,254,096.023
	2010	$0.861770	$0.907557	1,396,663.258
	2009	$0.592358	$0.861770	1,476,482.363
	2008	$1.250803	$0.592358	1,283,818.421
	2007	$1.253207	$1.250803	1,545,466.435
	2006	$1.126766	$1.253207	2,168,198.869
	2005	$1.085273	$1.126766	2,434,617.297
	2004	$0.994356	$1.085273	3,186,907.646
	2003	$0.757548	$0.994356	3,324,054.503
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.963057	438,674.766

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B(3)	2012	$0.993144	$1.146547	1,757,989.773
Subaccount Inception Date May 1, 2001	2011	$0.950792	$0.993144	1,700,473.585
	2010	$0.855967	$0.950792	1,861,372.354
	2009	$0.722264	$0.855967	2,122,408.122
	2008	$1.236841	$0.722264	2,171,260.972
	2007	$1.197896	$1.236841	2,551,626.402
	2006	$1.039808	$1.197896	3,289,390.373
	2005	$1.009478	$1.039808	4,065,854.372
	2004	$0.921732	$1.009478	4,659,702.191
	2003	$0.708109	$0.921732	5,360,902.653
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.765726	$0.879919	1,423,374.074
Subaccount Inception Date May 1, 2001	2011	$0.807891	$0.765726	2,034,000.483
	2010	$0.746965	$0.807891	2,295,332.573
	2009	$0.553250	$0.746965	2,179,227.634
	2008	$0.933656	$0.553250	2,003,522.399
	2007	$0.834587	$0.933656	2,436,112.393
	2006	$0.852963	$0.834587	2,806,593.797
	2005	$0.754200	$0.852963	3,023,206.782
	2004	$0.706925	$0.754200	3,713,818.190
	2003	$0.581903	$0.706925	3,778,456.254
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.995374	$1.125360	0.000
Subaccount Inception Date May 1, 2008	2011	$1.050978	$0.995374	0.000
	2010	$0.906333	$1.050978	0.000
	2009	$0.665388	$0.906333	0.000
	2008	$1.000000	$0.665388	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.222909	$1.398505	5,311,677.779
Subaccount Inception Date May 1, 2000	2011	$1.277401	$1.222909	5,407,209.433
	2010	$1.109404	$1.277401	6,211,481.160
	2009	$0.831633	$1.109404	6,514,540.755
	2008	$1.473743	$0.831633	7,320,153.868
	2007	$1.275926	$1.473743	7,803,463.099
	2006	$1.162724	$1.275926	10,687,429.963
	2005	$1.012189	$1.162724	13,469,639.648
	2004	$0.892604	$1.012189	12,822,839.581
	2003	$0.707070	$0.892604	13,602,836.102
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.144045	$1.318619	2,347,817.852
Subaccount Inception Date May 1, 2000	2011	$1.154180	$1.144045	2,860,028.480
	2010	$1.019922	$1.154180	2,972,119.345
	2009	$0.797426	$1.019922	3,073,775.832
	2008	$1.416129	$0.797426	3,464,818.574
	2007	$1.420132	$1.416129	4,022,756.031
	2006	$1.202448	$1.420132	5,420,393.323
	2005	$1.156611	$1.202448	5,892,175.323
	2004	$1.055967	$1.156611	7,260,547.807
	2003	$0.824682	$1.055967	8,089,364.399
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.842013	$0.948503	1,468,758.337
Subaccount Inception Date May 1, 2001	2011	$0.855314	$0.842013	1,989,109.472
	2010	$0.701231	$0.855314	2,010,067.107
	2009	$0.556480	$0.701231	2,074,648.360
	2008	$1.072563	$0.556480	3,106,263.961
	2007	$0.860003	$1.072563	3,701,161.263
	2006	$0.819443	$0.860003	2,654,888.976
	2005	$0.788705	$0.819443	2,794,354.912
	2004	$0.776712	$0.788705	3,413,780.389
	2003	$0.595094	$0.776712	3,513,705.085

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2012	$0.760017	$0.892974	112,696,189
Subaccount Inception Date May 1, 2000	2011	$0.756872	$0.760017	147,345.670
	2010	$0.622473	$0.756872	238,573.653
	2009	$0.434570	$0.622473	260,184.237
	2008	$0.983762	$0.434570	330,377.630
	2007	$0.812890	$0.983762	376,867.456
	2006	$0.785264	$0.812890	462,424.581
	2005	$0.733732	$0.785264	626,246.281
	2004	$0.697106	$0.733732	808,362.136
	2003	$0.547049	$0.697106	1,061,261.957
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.081674	$2.348232	3,694,807.816
Subaccount Inception Date May 1, 2000	2011	$2.371228	$2.081674	4,101,222.583
	2010	$1.872854	$2.371228	4,654,611.092
	2009	$1.360897	$1.872854	5,030,714.301
	2008	$2.288481	$1.360897	5,604,380.075
	2007	$2.015076	$2.288481	7,345,990.107
	2006	$1.820440	$2.015076	10,387,207.099
	2005	$1.566373	$1.820440	13,164,695.824
	2004	$1.276074	$1.566373	15,280,654.313
	2003	$0.937298	$1.276074	15,150,301.371
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.285903	$1.608870	1,474,844.851
Subaccount Inception Date May 1, 2002	2011	$1.435540	$1.285903	1,672,248.384
	2010	$1.153874	$1.435540	2,012,944.419
	2009	$0.745622	$1.153874	2,098,125.549
	2008	$1.554448	$0.745622	2,408,691.543
	2007	$1.497211	$1.554448	2,966,634.394
	2006	$1.310560	$1.497211	4,034,878.720
	2005	$1.299278	$1.310560	5,250,761.075
	2004	$1.159068	$1.299278	6,039,065.480
	2003	$0.747954	$1.159068	5,538,914.464
Franklin Income Securities Fund - Class 2	2012	$1.003030	$1.112603	1,521,671.720
Subaccount Inception Date May 1, 2007	2011	$0.994830	$1.003030	1,494,342.217
	2010	$0.896617	$0.994830	1,546,752.708
	2009	$0.671488	$0.896617	1,172,505.510
	2008	$0.969437	$0.671488	492,294.004
	2007	$1.000000	$0.969437	265,846.750
Mutual Shares Securities Fund - Class 2	2012	$0.790262	$0.888968	162,445.651
Subaccount Inception Date May 1, 2007	2011	$0.810942	$0.790262	176,590.191
	2010	$0.740603	$0.810942	275,207.510
	2009	$0.596665	$0.740603	233,028.197
	2008	$0.963492	$0.596665	329,528.318
	2007	$1.000000	$0.963492	161,055.483
Templeton Foreign Securities Fund - Class 2	2012	$0.794945	$0.925467	1,044,081.843
Subaccount Inception Date May 1, 2007	2011	$0.903305	$0.794945	1,146,458.518
	2010	$0.846164	$0.903305	1,179,806.597
	2009	$0.627021	$0.846164	1,202,403.682
	2008	$1.068021	$0.627021	801,988.459
	2007	$1.000000	$1.068021	687,013.161

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$0.679643	$0.782899	1,296,347.998
Subaccount Inception Date October 9, 2000	2011	$0.701749	$0.679643	1,387,652.354
	2010	$0.567737	$0.701749	1,463,003.181
	2009	$0.399149	$0.567737	1,846,665.535
	2008	$0.722030	$0.399149	1,958,373.044
	2007	$0.602328	$0.722030	2,225,609.783
	2006	$0.539817	$0.602328	2,328,943.827
	2005	$0.489306	$0.539817	3,931,860.010
	2004	$0.412456	$0.489306	4,466,939.732
	2003	$0.310792	$0.412456	4,536,033.799
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2012	$1.431772	$1.561949	238,913.299
Subaccount Inception Date October 9, 2000	2011	$1.498603	$1.431772	260,067.667
	2010	$1.319144	$1.498603	267,857.509
	2009	$1.007811	$1.319144	306,188.003
	2008	$1.419475	$1.007811	346,092.828
	2007	$1.345127	$1.419475	364,308.232
	2006	$1.187087	$1.345127	520,730.248
	2005	$1.095813	$1.187087	694,276.784
	2004	$0.944696	$1.095813	973,068.196
	2003	$0.679339	$0.944696	1,083,105.574
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.571330	$0.674291	2,061,462.636
Subaccount Inception Date October 9, 2000	2011	$0.674525	$0.571330	2,967,431.124
	2010	$0.592948	$0.674525	3,576,750.919
	2009	$0.438223	$0.592948	3,596,813.241
	2008	$0.806356	$0.438223	3,312,119.320
	2007	$0.748812	$0.806356	4,157,407.081
	2006	$0.644742	$0.748812	5,032,561.935
	2005	$0.620178	$0.644742	5,922,573.498
	2004	$0.602539	$0.620178	6,761,623.983
	2003	$0.494711	$0.602539	6,964,328.742
MFS® New Discovery Series – Service Class	2012	$1.339509	$1.594598	1,240,556.285
Subaccount Inception Date May 1, 2002	2011	$1.519723	$1.339509	1,335,678.966
	2010	$1.135251	$1.519723	1,278,669.795
	2009	$0.707617	$1.135251	1,105,295.850
	2008	$1.188222	$0.707617	404,096.195
	2007	$1.180187	$1.188222	766,536.722
	2006	$1.061215	$1.180187	1,077,439.805
	2005	$1.025998	$1.061215	955,997.681
	2004	$0.981034	$1.025998	1,005,043.409
	2003	$0.746621	$0.981034	1,137,845.306
MFS® Total Return Series – Service Class	2012	$1.246795	$1.361906	1,517,775.179
Subaccount Inception Date May 1, 2002	2011	$1.246334	$1.246795	1,797,129.014
	2010	$1.154449	$1.246334	1,969,853.215
	2009	$0.995840	$1.154449	2,070,128.670
	2008	$1.301938	$0.995840	1,943,318.047
	2007	$1.272166	$1.301938	2,172,923.406
	2006	$1.157309	$1.272166	2,899,033.911
	2005	$1.145445	$1.157309	3,216,295.674
	2004	$1.047708	$1.145445	3,312,532.452
	2003	$0.917149	$1.047708	3,660,724.684
TA BlackRock Global Allocation - Service Class(1)	2012	$1.229001	$1.329572	7,585,863.942
Subaccount Inception Date May 1, 2009	2011	$1.298946	$1.229001	7,841,971.823
	2010	$1.202788	$1.298946	7,196,893.882
	2009	$1.000000	$1.202788	6,259,351.681

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class	2012	$1.122662	$1.216138	198,176.307
Subaccount Inception Date May 1, 2009	2011	$1.098884	$1.122662	273,179.837
	2010	$1.003130	$1.098884	151,965.695
	2009	$0.993363	$1.003130	1,271.874
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.091708	$1.253052	128,744.848
Subaccount Inception Date November 19, 2009	2011	$1.153818	$1.091708	46,618.167
	2010	$1.024147	$1.153818	34,261.400
	2009	$0.999958	$1.024147	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.092843	$1.147291	96,183.730
Subaccount Inception Date November 19, 2009	2011	$1.075590	$1.092843	175,723.595
	2010	$0.998190	$1.075590	85,461.584
	2009	$0.999958	$0.998190	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.247505	$1.476936	245,196.885
Subaccount Inception Date November 19, 2009	2011	$1.245265	$1.247505	132,035.488
	2010	$1.029587	$1.245265	86,260.691
	2009	$0.985157	$1.029587	1,264.976
TA Multi-Managed Balanced - Service Class	2012	$1.152398	$1.275378	334,838.440
Subaccount Inception Date April 29, 2010	2011	$1.127907	$1.152398	16,981.697
	2010	$1.000000	$1.127907	9,711.289
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1 2012	2012	$1.000000	$1.019352	53,537.540
TA AEGON Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1 2012	2012	$1.000000	$1.017816	13,229.826
TA AEGON Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1 2012	2012	$1.000000	$1.023287	37,400.560
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.008581	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.003629	0.000

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2012	$1.190476	$1.337552	4,750,040.425
Subaccount Inception Date July 3, 1997	2011	$1.238656	$1.190476	5,980,457.316
	2010	$1.114532	$1.238656	6,755,078.318
	2009	$0.862646	$1.114532	7,494,055.454
	2008	$1.384816	$0.862646	8,990,938.340
	2007	$1.380586	$1.384816	11,218,642.940
	2006	$1.149824	$1.380586	13,817,032.780
	2005	$1.133713	$1.149824	17,146,964.117
	2004	$1.036078	$1.133713	19,357,183.040
	2003	$0.789289	$1.036078	20,804,095.56

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Global Allocation V.I. Fund	2012	$2.061177	$2.239319	1,880,219.398
Subaccount Inception Date July 3, 1997	2011	$2.167746	$2.061177	2,072,169.371
	2010	$1.999243	$2.167746	2,668,120.478
	2009	$1.674181	$1.999243	2,834,212.165
	2008	$2.108943	$1.674181	3,041,423.440
	2007	$1.829535	$2.108943	2,487,311.496
	2006	$1.593480	$1.829535	2,433,463.325
	2005	$1.463413	$1.593480	2,359,206.504
	2004	$1.298684	$1.463413	1,082,580.856
	2003	$0.866302	$1.298684	185,874.59
BlackRock High Yield V.I. Fund - Class I Shares	2012	$1.787166	$2.036365	1,162,876.596
Subaccount Inception Date July 3, 1997	2011	$1.755413	$1.787166	1,212,498.016
	2010	$1.544499	$1.755413	1,391,695.380
	2009	$1.000935	$1.544499	1,484,358.831
	2008	$1.434560	$1.000935	1,931,837.250
	2007	$1.421834	$1.434560	2,377,209.203
	2006	$1.318414	$1.421834	3,156,968.970
	2005	$1.317778	$1.318414	3,483,869.392
	2004	$1.196202	$1.317778	3,816,497.436
	2003	$0.947694	$1.196202	4,487,773.11
TA Asset Allocation - Conservative - Service Class	2012	$1.493988	$1.577709	3,951,358.412
Subaccount Inception Date May 1, 2002	2011	$1.481436	$1.493988	2,907,540.246
	2010	$1.383227	$1.481436	2,930,639.869
	2009	$1.124040	$1.383227	2,624,131.818
	2008	$1.451655	$1.124040	2,061,585.749
	2007	$1.388212	$1.451655	1,062,471.970
	2006	$1.290949	$1.388212	610,214.608
	2005	$1.247755	$1.290949	159,368.575
	2004	$1.157202	$1.247755	159,420.072
	2003	$1.000000	$1.157202	66,248.352
TA Asset Allocation - Growth - Service Class	2012	$1.476365	$1.634649	838,994.825
Subaccount Inception Date May 1, 2002	2011	$1.588963	$1.476365	1,000,047.953
	2010	$1.406723	$1.588963	916,228.458
	2009	$1.102193	$1.406723	988,652.257
	2008	$1.857109	$1.102193	1,292,830.578
	2007	$1.753024	$1.857109	1,291,252.831
	2006	$1.543443	$1.753024	967,124.989
	2005	$1.399649	$1.543443	951,310.220
	2004	$1.247283	$1.399649	892,244.809
	2003	$1.000000	$1.247283	24,527.359
TA Asset Allocation - Moderate - Service Class	2012	$1.535934	$1.650977	11,633,948.091
Subaccount Inception Date May 1, 2002	2011	$1.554379	$1.535934	9,974,543.915
	2010	$1.432464	$1.554379	5,424,597.720
	2009	$1.152124	$1.432464	4,184,422.810
	2008	$1.584543	$1.152124	2,532,345.456
	2007	$1.492972	$1.584543	1,968,150.312
	2006	$1.362531	$1.492972	2,232,428.793
	2005	$1.290878	$1.362531	1,443,243.080
	2004	$1.179114	$1.290878	729,329.497
	2003	$1.000000	$1.179114	9,516.278

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.529364	$1.662940	16,498,862.430
Subaccount Inception Date May 1, 2002	2011	$1.588408	$1.529364	16,372,682.244
	2010	$1.434311	$1.588408	14,715,311.526
	2009	$1.138519	$1.434311	12,160,747.467
	2008	$1.722889	$1.138519	8,988,995.3051
	2007	$1.625969	$1.722889	6,595,066.326
	2006	$1.453499	$1.625969	5,394,494.751
	2005	$1.344702	$1.453499	2,769,397.610
	2004	$1.206176	$1.344702	941,712.958
	2003	$1.000000	$1.206176	108,085.568
TA International Moderate Growth - Service Class	2012	$0.871423	$0.965634	2,972,644.825
Subaccount Inception Date May 1, 2006	2011	$0.956557	$0.871423	3,018,639.559
	2010	$0.880687	$0.956557	2,775,434.826
	2009	$0.691190	$0.880687	2,710,250.999
	2008	$1.101698	$0.691190	2,058,899.639
	2007	$1.030768	$1.101698	1,124,199.364
	2006	$1.000000	$1.030768	180,169.605
TA Barrow Hanley Dividend Focused - Service Class(9)	2012	$1.571597	$1.725844	347,499.170
Subaccount Inception Date May 1, 2000	2011	$1.556876	$1.571597	273,048.658
	2010	$1.434601	$1.556876	173,447.388
	2009	$1.280515	$1.434601	101,250.868
	2008	$1.971298	$1.280515	37,754.028
	2007	$1.917627	$1.971298	45,315.321
	2006	$1.668938	$1.917627	45,574.213
	2005	$1.463652	$1.668938	0.000
	2004	$1.259049	$1.463652	0.000
	2003	$1.000000	$1.259049	0.000
TA Clarion Global Real Estate Securities - Service Class	2012	$1.848023	$2.275322	56,800.744
Subaccount Inception Date May 1, 2002	2011	$1.995615	$1.848023	36,840.607
	2010	$1.756760	$1.995615	10,619.259
	2009	$1.340633	$1.756760	11,894.652
	2008	$2.366536	$1.340633	11,894.652
	2007	$2.580481	$2.366536	11,894.652
	2006	$1.845522	$2.580481	0.000
	2005	$1.654962	$1.845522	0.000
	2004	$1.267846	$1.654962	0.000
	2003	$1.000000	$1.267846	0.000
TA JPMorgan Enhanced Index - Service Class	2012	$1.378801	$1.576937	0.000
Subaccount Inception Date May 2, 1997	2011	$1.392839	$1.378801	0.000
	2010	$1.230896	$1.392839	144,534.896
	2009	$0.966132	$1.230896	144,561.619
	2008	$1.569625	$0.966132	115,690.538
	2007	$1.527577	$1.569625	0.000
	2006	$1.348625	$1.527577	0.000
	2005	$1.326377	$1.348625	0.000
	2004	$1.216104	$1.326377	0.000
	2003	$1.000000	$1.216104	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class	2012	$1.467598	$1.668593	170,174.655
Subaccount Inception Date November 18, 1996	2011	$1.501147	$1.467598	124,150.408
	2010	$1.360709	$1.501147	61,974.021
	2009	$0.981677	$1.360709	0.000
	2008	$1.584415	$0.981677	0.000
	2007	$1.445312	$1.584415	0.000
	2006	$1.443829	$1.445312	0.000
	2005	$1.290888	$1.443829	0.000
	2004	$1.203574	$1.290888	0.000
	2003	$1.000000	$1.203574	0.000
TA Morgan Stanley Capital Growth - Service Class	2012	$1.475975	$1.675125	0.000
Subaccount Inception Date May 1, 2000	2011	$1.593493	$1.475975	14,716.394
	2010	$1.272672	$1.593493	0.000
	2009	$1.012622	$1.272672	0.000
	2008	$1.619720	$1.012622	1,035.979
	2007	$1.631685	$1.619720	2,671.498
	2006	$1.399998	$1.631685	0.000
	2005	$1.368850	$1.399998	0.000
	2004	$1.275932	$1.368850	0.000
	2003	$1.000000	$1.275932	0.000
TA AEGON High Yield Bond - Service Class	2012	$1.546734	$1.784325	88,835.493
Subaccount Inception Date June 1, 1998	2011	$1.501747	$1.546734	17,913.082
	2010	$1.358908	$1.501747	8,716.682
	2009	$0.939196	$1.358908	3,098.118
	2008	$1.279014	$0.939196	5,068.304
	2007	$1.276255	$1.279014	12,706.468
	2006	$1.171024	$1.276255	5,837.551
	2005	$1.170941	$1.171024	5,992.576
	2004	$1.085403	$1.170941	6,216.018
	2003	$1.000000	$1.085403	0.000
TA MFS International Equity - Service Class	2012	$1.616793	$1.941176	76,137.494
Subaccount Inception Date May 1, 2001	2011	$1.827773	$1.616793	47,683.848
	2010	$1.681853	$1.827773	25,016.970
	2009	$1.290929	$1.681853	29,939.324
	2008	$2.032875	$1.290929	29,966.762
	2007	$1.895435	$2.032875	67,587.113
	2006	$1.565082	$1.895435	35,739.937
	2005	$1.412998	$1.565082	65,874.950
	2004	$1.255588	$1.412998	0.000
	2003	$1.000000	$1.255588	0.000
TA PIMCO Total Return - Service Class	2012	$1.370456	$1.448972	2,675,021.207
Subaccount Inception Date May 1, 2002	2011	$1.312870	$1.370456	1,743,323.764
	2010	$1.246128	$1.312870	1,109,138.278
	2009	$1.092698	$1.246128	358,669.657
	2008	$1.144309	$1.092698	18,847.894
	2007	$1.067572	$1.144309	18,084.427
	2006	$1.042889	$1.067572	9,891.539
	2005	$1.037408	$1.042889	11,995.343
	2004	$1.010392	$1.037408	12,105.266
	2003	$1.000000	$1.010392	4,955.470

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class	2012	$1.943843	$2.210107	50,774.971
Subaccount Inception Date May 1, 2000	2011	$1.943542	$1.943843	40,950.500
	2010	$1.471490	$1.943542	10,191.523
	2009	$1.079705	$1.471490	11,794.704
	2008	$1.723339	$1.079705	12,008.672
	2007	$1.600870	$1.723339	43,748.929
	2006	$1.572316	$1.600870	44,020.026
	2005	$1.445530	$1.572316	72,615.070
	2004	$1.332482	$1.445530	9,386.987
	2003	$1.000000	$1.332482	0.000
TA Efficient Markets - Service Class(5)	2012	$1.284573	$1.419962	158,540.945
Subaccount Inception Date November 10, 2008	2011	$1.333021	$1.284573	160,849.211
	2010	$1.203984	$1.333021	75,488.599
	2009	$1.036844	$1.203984	53,648.979
	2008	$1.000000	$1.036844	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.567872	$1.736065	590,437.252
Subaccount Inception Date May 1, 2002	2011	$1.533791	$1.567872	711,629.805
	2010	$1.256654	$1.533791	349,539.732
	2009	$1.012797	$1.256654	143,067.708
	2008	$1.524707	$1.012797	48,440.168
	2007	$1.365103	$1.524707	44,531.437
	2006	$1.274168	$1.365103	0.000
	2005	$1.199769	$1.274168	0.000
	2004	$1.098349	$1.199769	0.000
	2003	$1.000000	$1.098349	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.438604	$1.499370	1,267,651.275
Subaccount Inception Date May 1, 2002	2011	$1.436219	$1.438604	1,248,906.465
	2010	$1.335549	$1.436219	357,049.151
	2009	$1.033496	$1.335549	3,911.383
	2008	$1.665133	$1.033496	6,188.561
	2007	$1.428939	$1.665133	5,795.851
	2006	$1.310709	$1.428939	0.000
	2005	$1.284802	$1.310709	3,553.589
	2004	$1.154157	$1.284802	3,483.911
	2003	$1.000000	$1.154157	3,573.913
TA WMC Diversified Growth - Service Class	2012	$1.423142	$1.582325	419,796.943
Subaccount Inception Date May 1, 2000	2011	$1.503523	$1.423142	431,284.402
	2010	$1.298972	$1.503523	360,718.946
	2009	$1.022880	$1.298972	270,753.172
	2008	$1.929018	$1.022880	271,489.935
	2007	$1.687384	$1.929018	144,770.017
	2006	$1.580157	$1.687384	79,227.550
	2005	$1.379279	$1.580157	0.000
	2004	$1.210890	$1.379279	0.000
	2003	$1.000000	$1.210890	0.000
TA AEGON Money Market - Service Class	2012	$1.019683	$1.004609	910,258.892
Subaccount Inception Date April 8, 1991	2011	$1.034921	$1.019683	956,971.681
	2010	$1.050379	$1.034921	646,367.714
	2009	$1.066018	$1.050379	974,815.223
	2008	$1.059141	$1.066018	493,516.776
	2007	$1.026204	$1.059141	449,997.368
	2006	$0.996971	$1.026204	181,545.838
	2005	$0.985977	$0.996971	0.000
	2004	$0.993319	$0.985977	0.000
	2003	$1.000000	$0.993319	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Systematic Small Mid Cap Value - Service Class	2012	$1.142030	$1.305548	198,188.611
Subaccount Inception Date May 4, 1993	2011	$1.193232	$1.142030	211,884.015
	2010	$0.931271	$1.193232	165,426.183
	2009	$0.661472	$0.931271	165,426.183
	2008	$1.000000	$0.661472	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.265974	$1.307883	848,295.025
Subaccount Inception Date May 13, 1994	2011	$1.197654	$1.265974	924,610.916
	2010	$1.166358	$1.197654	453,218.737
	2009	$1.136157	$1.166358	327,021.484
	2008	$1.073637	$1.136157	245,291.841
	2007	$1.030263	$1.073637	0.000
	2006	$1.014639	$1.030263	0.000
	2005	$1.009806	$1.014639	4,263.521
	2004	$0.996080	$1.009806	4,206.987
	2003	$1.000000	$0.996080	3,695.679
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.023630	$1.093104	2,603,105.615
Subaccount Inception Date May 1, 2008	2011	$1.023942	$1.023630	1,539,711.974
	2010	$0.938912	$1.023942	353,158.021
	2009	$0.817803	$0.938912	180,842.122
	2008	$1.000000	$0.817803	50,455.114
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.949931	$1.043955	4,147,470.062
Subaccount Inception Date May 1, 2008	2011	$0.975207	$0.949931	1,911,246.833
	2010	$0.875931	$0.975207	1,481,645.983
	2009	$0.721758	$0.875931	984,132.741
	2008	$1.000000	$0.721758	47,021.140
TA TS&W International Equity - Service Class(10)	2012	$1.541241	$1.767918	88,875.080
Subaccount Inception Date April 8, 1991	2011	$1.831042	$1.541241	95,006.937
	2010	$1.717602	$1.831042	104,159.386
	2009	$1.387180	$1.717602	108,294.523
	2008	$2.310106	$1.387180	108,309.969
	2007	$2.034237	$2.310106	144,343.441
	2006	$1.676063	$2.034237	84,270.117
	2005	$1.497321	$1.676063	78,921.124
	2004	$1.313437	$1.497321	18,225.107
	2003	$1.000000	$1.313437	0.000
TA BNP Paribas Large Cap Growth - Service Class(11)	2012	$1.461177	$1.681660	56,971.150
Subaccount Inception Date April 8, 1991	2011	$1.521607	$1.461177	52,889.493
	2010	$1.299201	$1.521607	52,891.180
	2009	$0.908899	$1.299201	52,893.195
	2008	$1.596299	$0.908899	0.000
	2007	$1.487354	$1.596299	0.000
	2006	$1.371602	$1.487354	0.000
	2005	$1.275740	$1.371602	0.000
	2004	$1.150762	$1.275740	0.000
	2003	$1.000000	$1.150762	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.730832	$1.854746	40,744.235
Subaccount Inception Date May 1, 2001	2011	$1.887300	$1.730832	39,498.255
	2010	$1.434038	$1.887300	0.000
	2009	$0.909040	$1.434038	0.000
	2008	$1.722779	$0.909040	0.000
	2007	$1.430616	$1.722779	0.000
	2006	$1.324940	$1.430616	0.000
	2005	$1.253128	$1.324940	0.000
	2004	$1.189709	$1.253128	0.000
	2003	$1.000000	$1.189709	0.000
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.265974	$1.307833	1,216,399.795
Subaccount Inception Date November 3, 2003	2011	$1.197654	$1.265974	1,629,313.174
	2010	$1.166358	$1.197654	1,260,900.453
	2009	$1.136157	$1.166358	1,380,784.750
	2008	$1.073637	$1.136157	2,584,013.084
	2007	$1.030263	$1.073637	289,988.760
	2006	$1.014639	$1.030263	0.000
	2005	$1.009806	$1.014639	0.000
	2004	$0.996080	$1.009806	0.000
	2003	$1.000000	$0.996080	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.867529	$1.005530	44,639.689
Subaccount Inception Dateay 1, 2002	2011	$0.911460	$0.867529	109,805.625
	2010	$0.865048	$0.911460	73,814.945
	2009	$0.594311	$0.865048	100,219.982
	2008	$1.254298	$0.594311	85,233.588
	2007	$1.256087	$1.254298	106,352.586
	2006	$1.128805	$1.256087	209,230.453
	2005	$1.086700	$1.128805	286,122.051
	2004	$0.995176	$1.086700	332,415.899
	2003	$0.757796	$0.995176	336,993.410
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.963374	40,393.351
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.281555	$1.428555	1,605,561.448
Subaccount Inception Date November 10, 2008	2011	$1.344388	$1.281555	1,614,981.558
	2010	$1.239595	$1.344388	15,912.070
	2009	$1.012991	$1.239595	15,061.478
	2008	$1.000000	$1.012991	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2012	$0.998373	$1.153153	3,634,420.367
Subaccount Inception Date May 1, 2001	2011	$0.955329	$0.998373	3,759,625.547
	2010	$0.859625	$0.955329	4,174,226.670
	2009	$0.724993	$0.859625	4,710,332.859
	2008	$1.240900	$0.724993	5,532,566.570
	2007	$1.201232	$1.240900	6,613,881.437
	2006	$1.042190	$1.201232	8,195,325.789
	2005	$1.011301	$1.042190	9,769,163.197
	2004	$0.922939	$1.011301	11,007,402.927
	2003	$0.708682	$0.922939	12,521,504.361

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.769766	$0.884994	1,907,286.677
Subaccount Inception Date May 1, 2001	2011	$0.811761	$0.769766	2,317,891.891
	2010	$0.750174	$0.811761	3,103,267.422
	2009	$0.555356	$0.750174	3,481,196.973
	2008	$0.936742	$0.555356	4,167,733.546
	2007	$0.836930	$0.936742	4,835,999.451
	2006	$0.854933	$0.836930	5,451,366.126
	2005	$0.755575	$0.854933	6,135,678.144
	2004	$0.707865	$0.755575	7,363,001.325
	2003	$0.582390	$0.707865	9,029,956.193
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.997180	$1.127958	507,780.887
Subaccount Inception Date May 1, 2008	2011	$1.052371	$0.997180	411,961.190
	2010	$0.907083	$1.052371	217,226.673
	2009	$0.665606	$0.907083	105,870.318
	2008	$1.000000	$0.665606	6,903.621
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.463049	$1.673956	2,381,988.783
Subaccount Inception Date May 1, 2000	2011	$1.527482	$1.463049	2,824,938.006
	2010	$1.325944	$1.527482	3,000,649.359
	2009	$0.993465	$1.325944	3,473,488.254
	2008	$1.759659	$0.993465	3,843,996.047
	2007	$1.522722	$1.759659	4,668,122.751
	2006	$1.386943	$1.522722	5,779,146.625
	2005	$1.206785	$1.386943	5,070,423.263
	2004	$1.063687	$1.206785	4,348,803.733
	2003	$0.842179	$1.063687	4,532,815.133
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.064793	$1.227884	1,559,097.449
Subaccount Inception Date May 1, 2000	2011	$1.073705	$1.064793	1,963,188.551
	2010	$0.948336	$1.073705	1,739,988.752
	2009	$0.741092	$0.948336	1,833,860.412
	2008	$1.315429	$0.741092	2,013,520.599
	2007	$1.318490	$1.315429	2,579,804.883
	2006	$1.115838	$1.318490	2,979,615.610
	2005	$1.072770	$1.115838	3,467,132.912
	2004	$0.978943	$1.072770	3,825,212.890
	2003	$0.764145	$0.978943	4,570,746.691
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.846465	$0.954001	836,343.150
Subaccount Inception Date May 1, 2001	2011	$0.859417	$0.846465	1,028,982.005
	2010	$0.704251	$0.859417	1,069,290.337
	2009	$0.558594	$0.704251	995,030.466
	2008	$1.076102	$0.558594	1,203,375.750
	2007	$0.862415	$1.076102	1,260,798.978
	2006	$0.821333	$0.862415	1,083,781.721
	2005	$0.790140	$0.821333	1,575,653.056
	2004	$0.777739	$0.790140	1,709,091.058
	2003	$0.595582	$0.777739	1,922,687.479
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2012	$0.977781	$1.149391	132,584.616
Subaccount Inception Date May 1, 2000	2011	$0.973264	$0.977781	158,621.914
	2010	$0.800043	$0.973264	178,271.647
	2009	$0.558254	$0.800043	308,528.299
	2008	$1.263124	$0.558254	364,753.348
	2007	$1.043217	$1.263124	466,766.065
	2006	$1.007259	$1.043217	677,373.807
	2005	$0.940705	$1.007259	641,450.922
	2004	$0.893302	$0.940705	657,998.134
	2003	$0.700666	$0.893302	682,666.686

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.031945	$2.293268	2,210,019.988
Subaccount Inception Date May 1, 2000	2011	$2.313438	$2.031945	2,501,685.094
	2010	$1.826305	$2.313438	3,143,431.955
	2009	$1.326417	$1.826305	3,523,499.957
	2008	$2.229383	$1.326417	3,900,856.348
	2007	$1.962071	$2.229383	4,744,079.230
	2006	$1.771680	$1.962071	6,616,262.107
	2005	$1.523667	$1.771680	7,562,674.229
	2004	$1.240664	$1.523667	8,317,373.280
	2003	$0.910846	$1.240664	8,869,113.496
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.292052	$1.617356	480,863.370
Subaccount Inception Date May 1, 2002	2011	$1.441694	$1.292052	467,222.482
	2010	$1.158245	$1.441694	490,103.326
	2009	$0.748075	$1.158245	500,757.274
	2008	$1.558794	$0.748075	523,138.822
	2007	$1.500649	$1.558794	587,179.555
	2006	$1.312926	$1.500649	720,656.240
	2005	$1.300991	$1.312926	1,012,422.290
	2004	$1.160021	$1.300991	1,048,118.630
	2003	$0.748203	$1.160021	1,122,113.872
Franklin Income Securities Fund - Class 2	2012	$1.005351	$1.115734	954,739.294
Subaccount Inception Date May 1, 2007	2011	$0.996636	$1.005351	926,297.304
	2010	$0.897800	$0.996636	890,064.315
	2009	$0.672044	$0.897800	464,491.624
	2008	$0.969756	$0.672044	284,185.099
	2007	$1.000000	$0.969756	59,338.323
Mutual Shares Securities Fund - Class 2	2012	$0.792094	$0.891475	99,856.044
Subaccount Inception Date May 1, 2007	2011	$0.812424	$0.792094	111,649.022
	2010	$0.741580	$0.812424	99,421.868
	2009	$0.597154	$0.741580	64,168.906
	2008	$0.963806	$0.597154	62,267.782
	2007	$1.000000	$0.963806	44,291.616
Templeton Foreign Securities Fund - Class 2	2012	$0.796770	$0.928048	813,434.676
Subaccount Inception Date May 1, 2007	2011	$0.904935	$0.796770	975,896.490
	2010	$0.847271	$0.904935	714,375.258
	2009	$0.627531	$0.847271	370,650.298
	2008	$1.068371	$0.627531	289,651.599
	2007	$1.000000	$1.068371	270,031.224
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.329378	$1.506093	457,740.552
Subaccount Inception Date November 10, 2008	2011	$1.374241	$1.329378	404,318.530
	2010	$1.267151	$1.374241	214,991.163
	2009	$0.990309	$1.267151	175,139.013
	2008	$1.000000	$0.990309	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.196068	$1.378468	433,963.231
Subaccount Inception Date October 9, 2000	2011	$1.234365	$1.196068	436,620.785
	2010	$0.998153	$1.234365	562,924.937
	2009	$0.701396	$0.998153	739,292.816
	2008	$1.268144	$0.701396	746,676.132
	2007	$1.057376	$1.268144	894,630.849
	2006	$0.947165	$1.057376	782,403.259
	2005	$0.858123	$0.947165	1,147,033.274
	2004	$0.722993	$0.858123	1,152,261.897
	2003	$0.544519	$0.722993	1,192,763.405

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2012	$1.445927	$1.578171	214,550.600
Subaccount Inception Date October 9, 2000	2011	$1.512686	$1.445927	249,983.073
	2010	$1.330883	$1.512686	255,888.061
	2009	$1.016285	$1.330883	270,691.442
	2008	$1.430694	$1.016285	287,418.362
	2007	$1.355083	$1.430694	381,006.023
	2006	$1.195287	$1.355083	436,303.269
	2005	$1.102842	$1.195287	528,610.185
	2004	$0.950284	$1.102842	537,254.866
	2003	$0.683026	$0.950284	671,077.194
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.709560	$0.837856	960,052.837
Subaccount Inception Date October 9, 2000	2011	$0.837304	$0.709560	1,157,521.578
	2010	$0.735679	$0.837304	1,644,546.565
	2009	$0.543445	$0.735679	1,758,572.080
	2008	$0.999477	$0.543445	1,968,477.364
	2007	$0.927683	$0.999477	2,574,377.456
	2006	$0.798359	$0.927683	3,073,924.420
	2005	$0.767566	$0.798359	3,731,469.931
	2004	$0.745357	$0.767566	4,572,302.194
	2003	$0.611673	$0.745357	4,742,808.262
MFS® New Discovery Series – Service Class	2012	$1.345938	$1.603039	314,362.876
Subaccount Inception Date May 1, 2002	2011	$1.526253	$1.345938	268,091.733
	2010	$1.139562	$1.526253	244,969.021
	2009	$0.709950	$1.139562	198,781.102
	2008	$1.191553	$0.709950	218,68.461
	2007	$1.182905	$1.191553	249,730.902
	2006	$1.063134	$1.182905	248,382.048
	2005	$1.027353	$1.063134	531,332.102
	2004	$0.981842	$1.027353	531,685.053
	2003	$0.746874	$0.981842	218,708.450
MFS® Total Return Series – Service Class	2012	$1.252772	$1.369109	532,273.361
Subaccount Inception Date May 1, 2002	2011	$1.251683	$1.252772	678,861.506
	2010	$1.158823	$1.251683	600,796.904
	2009	$0.999117	$1.158823	559,663.797
	2008	$1.305576	$0.999117	511,326.152
	2007	$1.275094	$1.305576	752,412.654
	2006	$1.159404	$1.275094	854,774.613
	2005	$1.146954	$1.159404	896,363.245
	2004	$1.048576	$1.146954	725,433.060
	2003	$0.917454	$1.048576	744,857.360
TA Asset Allocation - Conservative - Initial Class	2012	$1.428953	$1.512767	5,637,549.311
Subaccount Inception Date May 1, 2002	2011	$1.412819	$1.428953	5,614,703.828
	2010	$1.316426	$1.412819	6,280,443.002
	2009	$1.067017	$1.316426	6,925,793.497
	2008	$1.374142	$1.067017	6,080,714.872
	2007	$1.311160	$1.374142	3,377,650.452
	2006	$1.215924	$1.311160	4,729,272.658
	2005	$1.173316	$1.215924	2,606,597.748
	2004	$1.085524	$1.173316	2,218,469.666
	2003	$0.896399	$1.085524	3,376,436.210

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class	2012	$1.252508	$1.389338	5,424,916.435
Subaccount Inception Date May 1, 2002	2011	$1.344067	$1.252508	5,579,410.352
	2010	$1.186779	$1.344067	6,276,321.747
	2009	$0.927903	$1.186779	6,853,529.061
	2008	$1.560311	$0.927903	7,213,728.325
	2007	$1.469855	$1.560311	8,288,659.044
	2006	$1.290319	$1.469855	7,976,396.943
	2005	$1.166804	$1.290319	9,433,183.323
	2004	$1.037216	$1.166804	6,535,597.221
	2003	$0.804872	$1.037216	3,177,122.801
TA Asset Allocation - Moderate - Initial Class	2012	$1.418402	$1.529176	7,655,261.220
Subaccount Inception Date May 1, 2002	2011	$1.431255	$1.418402	8,933,168.535
	2010	$1.316161	$1.431255	9,966,418.351
	2009	$1.056864	$1.316161	9,984,457.528
	2008	$1.449009	$1.056864	9,619,220.147
	2007	$1.362474	$1.449009	10,947,456.868
	2006	$1.240469	$1.362474	11,110,576.909
	2005	$1.171796	$1.240469	10,500,592.790
	2004	$1.067759	$1.171796	10,751,886.289
	2003	$0.867926	$1.067759	9,184,011.162
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.360826	$1.483329	11,542,374.826
Subaccount Inception Date May 1, 2002	2011	$1.409570	$1.360826	13,003,328.210
	2010	$1.269176	$1.409570	14,063,418.746
	2009	$1.005174	$1.269176	13,903,826.398
	2008	$1.517482	$1.005174	15,686,853.222
	2007	$1.428769	$1.517482	17,739,046.680
	2006	$1.273905	$1.428769	18,411,405.374
	2005	$1.176374	$1.273905	16,731,832.806
	2004	$1.051623	$1.176374	16,076,973.237
	2003	$0.839352	$1.051623	9,492,268.349
TA Barrow Hanley Dividend Focused - Initial Class(9)	2012	$1.298898	$1.429616	7,699,227.387
Subaccount Inception Date May 1, 2000	2011	$1.283245	$1.298898	8,537,442.676
	2010	$1.179303	$1.283245	9,991,992.107
	2009	$1.050083	$1.179303	4,443,852.375
	2008	$1.612282	$1.050083	1,684,331.895
	2007	$1.564059	$1.612282	2,405,769.569
	2006	$1.357712	$1.564059	2,847,303.045
	2005	$1.188561	$1.357712	2,243,028.318
	2004	$1.019460	$1.188561	1,955,690.889
	2003	$0.797294	$1.019460	2,495,609.139
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.850796	$2.283753	223,109.835
Subaccount Inception Date May 1, 2002	2011	$1.992826	$1.850796	217,783.429
	2010	$1.748721	$1.992826	218,555.902
	2009	$1.330377	$1.748721	233,005.695
	2008	$2.343666	$1.330377	323,180.844
	2007	$2.550004	$2.343666	395,557.511
	2006	$1.819127	$2.550004	774,915.562
	2005	$1.627102	$1.819127	725,835.112
	2004	$1.243075	$1.627102	460,576.823
	2003	$0.929516	$1.243075	328,922.630

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class	2012	$0.980778	$1.124191	1,266,381.494
Subaccount Inception Date May 2, 1997	2011	$0.988148	$0.980778	1,446,566.135
	2010	$0.870805	$0.988148	1,623,014.681
	2009	$0.682042	$0.870805	1,757,942.545
	2008	$1.105064	$0.682042	2,081,691.064
	2007	$1.073033	$1.105064	2,328,198.579
	2006	$0.944481	$1.073033	2,858,834.381
	2005	$0.926556	$0.944481	3,704,341.060
	2004	$0.847147	$0.926556	4,599,133.629
	2003	$0.666840	$0.847147	5,536,393.690
TA Jennison Growth - Initial Class	2012	$0.937031	$1.068677	5,647,477.262
Subaccount Inception Date November 18, 1996	2011	$0.957074	$0.937031	6,555,990.414
	2010	$0.865311	$0.957074	8,349,858.999
	2009	$0.622889	$0.865311	857,184.270
	2008	$1.003725	$0.622889	869,534.517
	2007	$0.913667	$1.003725	961,413.284
	2006	$0.909482	$0.913667	792,830.394
	2005	$0.811233	$0.909482	500,968.825
	2004	$0.754556	$0.811233	482,537.288
	2003	$0.594744	$0.754556	639,468.571
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.100883	$1.253160	3,104,534.493
Subaccount Inception Date May 1, 2000	2011	$1.186252	$1.100883	3,344,120.411
	2010	$0.944805	$1.186252	3,687,908.041
	2009	$0.749723	$0.944805	3,983,502.581
	2008	$1.195923	$0.749723	4,480,864.692
	2007	$1.201509	$1.195923	5,458,188.707
	2006	$1.028611	$1.201509	6,920,290.400
	2005	$1.003098	$1.028611	8,471,337.790
	2004	$0.932913	$1.003098	9,710,356.788
	2003	$0.700615	$0.932913	10,528,778.316
TA AEGON High Yield Bond - Initial Class	2012	$1.660953	$1.920489	880,631.395
Subaccount Inception Date June 1, 1998	2011	$1.609061	$1.660953	1,077,888.464
	2010	$1.452521	$1.609061	1,187,293.716
	2009	$1.001309	$1.452521	1,399,866.031
	2008	$1.358779	$1.001309	1,441,658.577
	2007	$1.354161	$1.358779	1,683,220.955
	2006	$1.238819	$1.354161	1,988,687.849
	2005	$1.234958	$1.238819	2,170,835.906
	2004	$1.141982	$1.234958	2,755,004.954
	2003	$0.984455	$1.141982	3,283,666.532
TA MFS International Equity - Initial Class	2012	$1.036898	$1.247826	1,555,405.237
Subaccount Inception Date May 1, 2001	2011	$1.170113	$1.036898	1,655,237.760
	2010	$1.074829	$1.170113	2,447,601.814
	2009	$0.822222	$1.074829	2,778,264.734
	2008	$1.289772	$0.822222	3,117,946.535
	2007	$1.199432	$1.289772	3,537,634.873
	2006	$0.989186	$1.199432	3,875,307.519
	2005	$0.889551	$0.989186	3,492,441.790
	2004	$0.789661	$0.889551	3,304,525.609
	2003	$0.639710	$0.789661	3,423,225.647

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class	2012	$1.504848	$1.594413	6,718,467.888
Subaccount Inception Date May 1, 2002	2011	$1.437263	$1.504848	6,814,270.562
	2010	$1.360914	$1.437263	7,380,461.081
	2009	$1.190434	$1.360914	7,737,509.485
	2008	$1.243039	$1.190434	6,288,883.684
	2007	$1.158142	$1.243039	5,235,416.103
	2006	$1.127971	$1.158142	5,394,025.145
	2005	$1.118783	$1.127971	5,070,725.375
	2004	$1.086753	$1.118783	4,561,571.717
	2003	$1.051492	$1.086753	4,151,940.865
TA T. Rowe Price Small Cap - Initial Class	2012	$1.405318	$1.601682	1,659,894.033
Subaccount Inception Date May 1, 2000	2011	$1.402607	$1.405318	1,852,385.881
	2010	$1.059041	$1.402607	2,213,786.727
	2009	$0.774981	$1.059041	2,552,564.798
	2008	$1.234015	$0.774981	3,042,830.335
	2007	$1.142815	$1.234015	3,409,740.837
	2006	$1.119752	$1.142815	4,614,904.471
	2005	$1.027478	$1.119752	5,327,659.677
	2004	$0.944973	$1.027478	6,154,558.231
	2003	$0.683124	$0.944973	6,136,923.389
TA Multi-Managed Balanced - Initial Class	2012	$1.535039	$1.702306	83,106.992
Subaccount Inception Date May 1, 2002	2011	$1.497561	$1.535039	79,490.368
	2010	$1.224632	$1.497561	59,763.435
	2009	$0.984186	$1.224632	123,076.777
	2008	$1.477848	$0.984186	149,459.848
	2007	$1.320483	$1.477848	86,329.489
	2006	$1.228162	$1.320483	104,467.603
	2005	$1.154600	$1.228162	117,247.339
	2004	$1.054354	$1.154600	71,207.656
	2003	$0.939595	$1.054354	98,387.221
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.423702	$1.488696	397,529.139
Subaccount Inception Date May 1, 2002	2011	$1.419261	$1.423702	412,521.193
	2010	$1.318102	$1.419261	535,988.454
	2009	$1.018964	$1.318102	543,850.632
	2008	$1.638459	$1.018964	548,946.932
	2007	$1.401918	$1.638459	605,229.014
	2006	$1.283056	$1.401918	533,653.113
	2005	$1.253568	$1.283056	478,818.402
	2004	$1.124250	$1.253568	273,547.972
	2003	$0.922763	$1.124250	209,198.472
TA WMC Diversified Growth - Initial Class	2012	$1.033797	$1.152560	5,270,878.157
Subaccount Inception Date May 1, 2000	2011	$1.089949	$1.033797	6,076,540.999
	2010	$0.939041	$1.089949	4,594,476.867
	2009	$0.737735	$0.939041	5,178,358.881
	2008	$1.386928	$0.737735	5,886,901.498
	2007	$1.210684	$1.386928	6,751,735.113
	2006	$1.130303	$1.210684	8,017,334.545
	2005	$0.984415	$1.130303	6,582,282.858
	2004	$0.862831	$0.984415	7,540,544.014
	2003	$0.667381	$0.862831	5,723,066.556

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Initial Class	2012	$1.040284	$1.024875	1,074,409.382
Subaccount Inception Date April 8, 1991	2011	$1.055804	$1.040284	1,677,655.484
	2010	$1.071558	$1.055804	2,227,947.014
	2009	$1.086255	$1.071558	2,123,099.205
	2008	$1.076827	$1.086255	4,595,766.036
	2007	$1.040732	$1.076827	2,264,561.925
	2006	$1.008571	$1.040732	3,098,139.028
	2005	$0.994970	$1.008571	2,623,132.769
	2004	$0.999891	$0.994970	2,799,428.193
	2003	$1.007422	$0.999891	3,337,692.357
TA Systematic Small/Mid Cap Value - Initial Class	2012	$2.034727	$2.332960	3,886,617.297
Subaccount Inception Date May 4, 1993	2011	$2.121571	$2.034727	4,424,717.054
	2010	$1.651190	$2.121571	5,060,894.910
	2009	$1.170249	$1.651190	5,844,942.032
	2008	$2.008812	$1.170249	6,775,933.114
	2007	$1.634690	$2.008812	8,115,613.254
	2006	$1.405416	$1.634690	10,955,768.426
	2005	$1.256098	$1.405416	13,678,652.349
	2004	$1.095856	$1.256098	16,174,508.565
	2003	$0.582857	$1.095856	18,722,358.034
TA AEGON U.S. Government Securities - Initial Class	2012	$1.392059	$1.441919	3,346,874.840
Subaccount Inception Date May 13,1994	2011	$1.313015	$1.392059	4,361,325.416
	2010	$1.276501	$1.313015	4,647,781.996
	2009	$1.240250	$1.276501	5,545,491.014
	2008	$1.169318	$1.240250	6,347,977.236
	2007	$1.119249	$1.169318	5,851,883.207
	2006	$1.100013	$1.119249	6,860,701.851
	2005	$1.092103	$1.100013	8,159,960.646
	2004	$1.073159	$1.092103	9,526,892.968
	2003	$1.058073	$1.073159	11,992,157.973
TA TS&W International Equity - Initial Class(10)	2012	$1.062925	$1.222547	1,545,294.690
Subaccount Inception Date April 8,1991	2011	$1.258782	$1.062925	1,873,092.703
	2010	$1.177791	$1.258782	2,427,269.368
	2009	$0.949656	$1.177791	2,762,393.826
	2008	$1.575932	$0.949656	3,052,859.508
	2007	$1.383773	$1.575932	4,393,893.498
	2006	$1.137156	$1.383773	4,471,565.425
	2005	$1.014278	$1.137156	4,449,507.723
	2004	$0.887200	$1.014278	3,632,635.096
	2003	$0.678033	$0.887200	2,600,094.441
TA BNP Paribas Large Cap Growth - Initial Class(11)	2012	$1.225706	$1.414354	3,388,038.468
Subaccount Inception Date April 8, 1991	2011	$1.272903	$1.225706	3,915,442.285
	2010	$1.084134	$1.272903	4,252,897.750
	2009	$0.756748	$1.084134	4,971,205.622
	2008	$1.326278	$0.756748	4,017,111.082
	2007	$1.232298	$1.326278	4,397,965.030
	2006	$1.133597	$1.232298	5,257,684.703
	2005	$1.051547	$1.133597	5,734,531.104
	2004	$0.946634	$1.051547	6,505,944.943
	2003	$0.793528	$0.946634	7,370,909.731

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$0.995363	$1.069631	2,949,236.736
Subaccount Inception Date May 1, 2001	2011	$1.082927	$0.995363	3,440,064.198
	2010	$0.820868	$1.082927	2,147,351.979
	2009	$0.518920	$0.820868	2,227,234.886
	2008	$0.980707	$0.518920	2,453,311.802
	2007	$0.812430	$0.980707	2,882,898.695
	2006	$0.750266	$0.812430	3,554,495.767
	2005	$0.708049	$0.750266	4,500,568.678
	2004	$0.670790	$0.708049	5,399,720.234
	2003	$0.531264	$0.670790	6,568,620.095
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.108731	$1.265353	797,735.351
Subaccount Inception Date November 19, 2009	2011	$1.114202	$1.108731	609,163.758
	2010	$1.008165	$1.114202	169,017.748
	2009	$0.989782	$1.008165	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.083204	$1.121116	491,085.886
Subaccount Inception Date November 19, 2009	2011	$1.039220	$1.083204	251,691.998
	2010	$0.993876	$1.039220	204,791.571
	2009	$1.000903	$0.993876	0.000
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.064468	$1.228334	766,964.704
Subaccount Inception Date November 19, 2009	2011	$1.103785	$1.064468	426,414.869
	2010	$1.008415	$1.103785	384,249.809
	2009	$0.986806	$1.008415	0.000
American Funds - Growth Fund - Class 2(4)	2012	$1.099591	$1.273284	201,985.251
Subaccount Inception Date November 19, 2009	2011	$1.169354	$1.099591	194,143.272
	2010	$1.003022	$1.169354	195,026.335
	2009	$0.986485	$1.003022	0.000
American Funds - International Fund - Class 2(4)	2012	$0.872941	$1.010962	248,380.705
Subaccount Inception Date November 19, 2009	2011	$1.032876	$0.872941	221,720.076
	2010	$0.980531	$1.032876	222,946.286
	2009	$0.982915	$0.980531	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.028571	$1.135198	741,763.831
Subaccount Inception Date November 19, 2009	2011	$1.079477	$1.028571	728,680.382
	2010	$1.003804	$1.079477	31,181.884
	2009	$0.988814	$1.003804	0.000
TA BlackRock Global Allocation - Service Class(1)	2012	$1.230599	$1.331962	12,981,756.773
Subaccount Inception Date May 1, 2009	2011	$1.300004	$1.230599	12,331,494.186
	2010	$1.203183	$1.300004	8,028,328.842
	2009	$1.000000	$1.203183	3,215,956.546
TA BlackRock Tactical Allocation - Service Class	2012	$1.352082	$1.465379	1,820,281.367
Subaccount Inception Date May 1, 2009	2011	$1.322799	$1.352082	1,256,977.670
	2010	$1.206946	$1.322799	585,586.209
	2009	$1.000000	$1.206946	184,223.139
TA Janus Balanced - Service Class	2012	$0.879968	$0.975267	227,353.715
Subaccount Inception Date November 19, 2009	2011	$1.001403	$0.879968	38,352.643
	2010	$0.985842	$1.001403	0.000
	2009	$0.986575	$0.985842	0.000
TA PIMCO Tactical - Balanced - Service Class(12)	2012	$0.923880	$0.919103	194,583.784
Subaccount Inception Date November 19, 2009	2011	$0.970792	$0.923880	23,900.676
	2010	$1.020671	$0.970792	0.000
	2009	$0.998162	$1.020671	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class(13	2012	$0.898985	$0.899120	0.000
Subaccount Inception Date November 19, 2009	2011	$0.986000	$0.898985	0.000
	2010	$1.022422	$0.986000	0.000
	2009	$0.997269	$1.022422	0.000
TA PIMCO Tactical - Growth - Service Class(14)	2012	$0.870065	$0.863059	31,855.175
Subaccount Inception Date November 19, 2009	2011	$0.999152	$0.870065	17,266.757
	2010	$1.021338	$0.999152	0.000
	2009	$0.996400	$1.021338	0.000
TA Hanlon Income - Service Class	2012	$1.003967	$1.023367	40,603.510
Subaccount Inception Date November 19, 2009	2011	$0.990002	$1.003967	40,213.375
	2010	$1.003681	$0.990002	15,956.784
	2009	$0.999959	$1.003681	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.092834	$1.254972	368,163.222
Subaccount Inception Date November 19, 2009	2011	$1.154451	$1.092834	19,847.474
	2010	$1.024203	$1.154451	0.000
	2009	$0.999959	$1.024203	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.093979	$1.149041	388,059.878
Subaccount Inception Date November 19, 2009	2011	$1.076184	$1.093979	339,995.079
	2010	$0.998250	$1.076184	297,927.343
	2009	$0.999959	$0.998250	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.248810	$1.479221	115,305.795
Subaccount Inception Date November 19, 2009	2011	$1.245950	$1.248810	123,456.048
	2010	$1.029652	$1.245950	30,955.169
	2009	$0.9985158	$1.029652	0.000
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.320009	$0.222465	793,602.181
Subaccount Inception Date May 1, 2009	2011	$0.405751	$0.320009	500,947.106
	2010	$0.562345	$0.405751	0.000
	2009	$1.000000	$0.562345	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.960465	$1.024706	975.396.672
Subaccount inception date May 2, 2011	2011	$1.000000	$0.960465	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.980272	$1.031189	497,261.743
Subaccount inception date May 2, 2011	2011	$1.000000	$0.980272	140,723.627
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.919864	$1.005469	661,202.060
Subaccount inception date May 2, 2011	2011	$1.000000	$0.919864	53,195.054
TA JPMorgan Core Bond - Service Class	2012	$1.043947	$1.077338	437,107.998
Subaccount inception date May 2, 2011	2011	$1.000000	$1.043947	335,842.314
TA JPMorgan Tactical Allocation - Service Class	2012	$0.995114	$1.053540	1,843,429.341
Subaccount inception date May 2, 2011	2011	$1.000000	$0.995114	338,865.339
TA PIMCO Real Return TIPS - Service Class	2012	$1.066426	$1.116750	879,606.325
Subaccount inception date May 2, 2011	2011	$1.000000	$1.066426	375,035.353
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.008908	247,909.497
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.003956	0.000
TA Market Participation Strategy - Service Class(16)
Subaccount inception date September 17, 2012	2012	$1.000000	$0.989747	163,535.672

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2012	$1.900641	$2.137580	3,001,816.272
Subaccount Inception Date July 3, 1997	2011	$1.975611	$1.900641	3,409,914.084
	2010	$1.775888	$1.975611	3,654,915.019
	2009	$1.373173	$1.775888	4,137,757.821
	2008	$2.202196	$1.373173	4,629,438.598
	2007	$2.193294	$2.202196	5,784,183.207
	2006	$1.824902	$2.193294	5,471,806.793
	2005	$1.797569	$1.824902	4,125,027.513
	2004	$1.641130	$1.797569	2,910,671.174
	2003	$1.249001	$1.641130	2,352,209.31
BlackRock Global Allocation V.I. Fund	2012	$1.319994	$1.435508	2,298,751.523
Subaccount Inception Date July 3, 1997	2011	$1.386872	$1.319994	2,834,696.909
	2010	$1.277807	$1.386872	3,001,510.778
	2009	$1.068980	$1.277807	3,345,937.541
	2008	$1.345252	$1.068980	3,514,370.435
	2007	$1.165870	$1.345252	3,524,772.409
	2006	$1.014440	$1.165870	2,579,371.903
	2005	$0.930724	$1.014440	1,118,984.944
	2004	$0.825138	$0.930724	852,652.369
	2003	$0.549876	$0.825138	403,420.52
BlackRock High Yield V.I. Fund - Class I Shares	2012	$1.800501	$2.053593	1,283,867.069
Subaccount Inception Date July 3, 1997	2011	$1.766779	$1.800501	1,441,614.092
	2010	$1.552970	$1.766779	1,560,642.444
	2009	$1.005430	$1.552970	1,553,576.479
	2008	$1.439571	$1.005430	1,809,443.343
	2007	$1.425388	$1.439571	2,151,291.778
	2006	$1.320409	$1.425388	2,286,017.153
	2005	$1.318483	$1.320409	2,135,403.233
	2004	$1.195654	$1.318483	1,748,998.999
	2003	$0.946337	$1.195654	1,265,444.59
TA Asset Allocation - Conservative - Initial Class	2012	$1.442720	$1.528836	1,673,380.893
Subaccount Inception Date May 1, 2002	2011	$1.425031	$1.442720	1,852,744.971
	2010	$1.326496	$1.425031	2,652,875.442
	2009	$1.074117	$1.326496	2,501,460.962
	2008	$1.381913	$1.074117	2,312,131.447
	2007	$1.317265	$1.381913	902,413.974
	2006	$1.220383	$1.317265	678,660.449
	2005	$1.176448	$1.220383	640,764.367
	2004	$1.087333	$1.176448	220,854.159
	2003	$0.896994	$1.087333	21,279.795
TA Asset Allocation - Growth - Initial Class	2012	$1.264501	$1.404033	4,904,843.257
Subaccount Inception Date May 1, 2002	2011	$1.355615	$1.264501	4,962,931.609
	2010	$1.195798	$1.355615	4,846,990.224
	2009	$0.934025	$1.195798	4,956,584.794
	2008	$1.569060	$0.934025	4,965,914.904
	2007	$1.476629	$1.569060	5,233,468.121
	2006	$1.294993	$1.476629	4,495,555.162
	2005	$1.169884	$1.294993	1,806,201.539
	2004	$1.038925	$1.169884	711,134.708
	2003	$0.805402	$1.038925	402,600.649

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class	2012	$1.431983	$1.545347	3,835,522.584
Subaccount Inception Date May 1, 2002	2011	$1.443528	$1.431983	3,705,371.143
	2010	$1.326130	$1.443528	3,953,356.832
	2009	$1.063828	$1.326130	3,853,227.627
	2008	$1.457116	$1.063828	4,059,172.433
	2007	$1.368733	$1.457116	4,546,835.569
	2006	$1.244946	$1.368733	3,214,671.940
	2005	$1.174865	$1.244946	1,157,224.631
	2004	$1.069495	$1.174865	721,420.221
	2003	$0.868490	$1.069495	272,987.555
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.373886	$1.499056	4,313,622.259
Subaccount Inception Date May 1, 2002	2011	$1.421687	$1.373886	5,196,168.491
	2010	$1.278814	$1.421687	4,885,136.762
	2009	$1.011811	$1.278814	5,078,719.466
	2008	$1.526006	$1.011811	5,132,335.078
	2007	$1.435364	$1.526006	6,408,855.929
	2006	$1.278529	$1.435364	5,426,854.030
	2005	$1.179485	$1.278529	2,245,958.570
	2004	$1.053363	$1.179485	1,954,883.071
	2003	$0.839908	$1.053363	599,107.563
TA Barrow Hanley Dividend Focused - Initial Class(9)	2012	$1.456743	$1.604940	6,350,301.800
Subaccount Inception Date May 1, 2000	2011	$1.437773	$1.456743	7,382,495.173
	2010	$1.320019	$1.437773	8,200,977.056
	2009	$1.174217	$1.320019	3,044,228.719
	2008	$1.801104	$1.174217	892,719.178
	2007	$1.745501	$1.801104	994,406.305
	2006	$1.513729	$1.745501	820,763.770
	2005	$1.323836	$1.513729	546,559.234
	2004	$1.134367	$1.323836	239,672.730
	2003	$0.886287	$1.134367	328,517.577
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.868540	$2.307934	190,927.730
Subaccount Inception Date May 1, 2002	2011	$2.009964	$1.868540	221,041.025
	2010	$1.762024	$2.009964	204,891.130
	2009	$1.339169	$1.762024	206,237.116
	2008	$2.356813	$1.339169	226,338.791
	2007	$2.561764	$2.356813	361,359.348
	2006	$1.825716	$2.561764	339,221.434
	2005	$1.631387	$1.825716	210,464.438
	2004	$1.245119	$1.631387	227,875.411
	2003	$0.930127	$1.245119	148,962.732
TA JPMorgan Enhanced Index - Initial Class	2012	$1.547016	$1.774989	3,394,481.895
Subaccount Inception Date May 2, 1997	2011	$1.557120	$1.547016	3,971,674.763
	2010	$1.370867	$1.557120	4,231,098.425
	2009	$1.072662	$1.370867	4,794,379.991
	2008	$1.736224	$1.072662	5,262,273.354
	2007	$1.684237	$1.736224	6,002,505.863
	2006	$1.480999	$1.684237	5,763,390.084
	2005	$1.451467	$1.480999	2,997,231.217
	2004	$1.325747	$1.451467	2,591,428.094
	2003	$1.042538	$1.325747	2,392,308.579

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class	2012	$0.943185	$1.076768	9,302,789.190
Subaccount Inception Date November 18, 1996	2011	$0.962411	$0.943185	10,310,494.684
	2010	$0.869294	$0.962411	11,142,728.019
	2009	$0.625130	$0.869294	2,051,071.106
	2008	$1.006325	$0.625130	2,078,752.273
	2007	$0.915116	$1.006325	2,226,373.970
	2006	$0.910023	$0.915116	2,251,668.880
	2005	$0.810917	$0.910023	1,911,021.817
	2004	$0.753515	$0.810917	971,713.348
	2003	$0.593335	$0.753515	675,300.157
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.223626	$1.394255	278,112.048
Subaccount Inception Date May 1, 2000	2011	$1.317216	$1.223626	425,573.529
	2010	$1.048083	$1.317216	457,075.829
	2009	$0.830857	$1.048083	618,945.517
	2008	$1.324021	$0.830857	724,272.368
	2007	$1.328898	$1.324021	940,865.805
	2006	$1.136546	$1.328898	916,153.845
	2005	$1.107261	$1.136546	619,924.943
	2004	$1.028766	$1.107261	547,285.903
	2003	$0.771838	$1.028766	544,737.176
TA AEGON High Yield Bond - Initial Class	2012	$1.644974	$1.903896	755,885.366
Subaccount Inception Date June 1, 1998	2011	$1.592018	$1.644974	817,274.004
	2010	$1.435735	$1.592018	931,917.979
	2009	$0.988767	$1.435735	1,012,050.720
	2008	$1.340423	$0.988767	1,145,148.382
	2007	$1.334548	$1.340423	1,421,847.505
	2006	$1.219659	$1.334548	1,416,497.613
	2005	$1.214656	$1.219659	594,717.388
	2004	$1.122105	$1.214656	634,725.389
	2003	$0.966374	$1.122105	1,050,654.492
TA MFS International Equity - Initial Class	2012	$1.047888	$1.262298	730,877.450
Subaccount Inception Date May 1, 2001	2011	$1.181344	$1.047888	863,056.457
	2010	$1.084084	$1.181344	947,109.447
	2009	$0.828492	$1.084084	899,383.022
	2008	$1.298322	$0.828492	840,998.843
	2007	$1.206202	$1.298322	1,080,513.906
	2006	$0.993791	$1.206202	752,716.311
	2005	$0.892808	$0.993791	398,254.261
	2004	$0.791771	$0.892808	342,560.610
	2003	$0.640777	$0.791771	317,202.291
TA PIMCO Total Return - Initial Class	2012	$1.519235	$1.611259	3,129,682.945
Subaccount Inception Date May 1, 2002	2011	$1.449581	$1.519235	3,174,633.832
	2010	$1.371221	$1.449581	3,599,315.337
	2009	$1.198265	$1.371221	3,296,819.621
	2008	$1.249982	$1.198265	2,908,625.119
	2007	$1.163454	$1.249982	2,912,389.759
	2006	$1.132042	$1.163454	1,713072.241
	2005	$1.121717	$1.132042	1,182,789.326
	2004	$1.088527	$1.121717	714,569.883
	2003	$1.052178	$1.088527	679,841.292

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class	2012	$1.132477	$1.291996	974,775.004
Subaccount Inception Date May 1, 2000	2011	$1.129182	$1.132477	1,067,583.519
	2010	$0.851754	$1.129182	1,137,578.073
	2009	$0.622691	$0.851754	957,571.141
	2008	$0.990536	$0.622691	1,047,329.895
	2007	$0.916411	$0.990536	1,221,579.823
	2006	$0.897026	$0.916411	1,160,090.996
	2005	$0.822294	$0.897026	746,804.266
	2004	$0.755520	$0.822294	849,613.731
	2003	$0.545628	$0.755520	759,170.973
TA Multi-Managed Balanced - Initial Class	2012	$1.549757	$1.720340	175,227.883
Subaccount Inception Date May 1, 2002	2011	$1.510448	$1.549757	64,667.093
	2010	$1.233952	$1.510448	61,500.591
	2009	$0.990695	$1.233952	106,270.010
	2008	$1.486147	$0.990695	37,186.755
	2007	$1.326575	$1.486147	79,737.490
	2006	$1.232622	$1.326575	29,095.389
	2005	$1.157655	$1.232622	21,211.314
	2004	$1.056091	$1.157655	35,768.079
	2003	$0.940213	$1.056091	17,469.432
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.437321	$1.504417	319,098.188
Subaccount Inception Date May 1, 2002	2011	$1.431436	$1.437321	328,666.265
	2010	$1.328102	$1.431436	344,494.972
	2009	$1.025677	$1.328102	354,185.810
	2008	$1.647615	$1.025677	348,328.744
	2007	$1.408357	$1.647615	352,608.197
	2006	$1.287698	$1.408357	365,045.805
	2005	$1.256871	$1.287698	281,000.820
	2004	$1.126105	$1.256871	123,889.430
	2003	$0.923378	$1.126105	20,586.219
TA WMC Diversified Growth - Initial Class	2012	$0.808764	$0.902570	15,827,410.641
Subaccount Inception Date May 1, 2000	2011	$0.851858	$0.808764	18,041,358.089
	2010	$0.733184	$0.851858	15,414,266.249
	2009	$0.575444	$0.733184	14,398,155.023
	2008	$1.080758	$0.575444	16,094,928.306
	2007	$0.942483	$1.080758	19,179,279.680
	2006	$0.879044	$0.942483	17,877,765.952
	2005	$0.764836	$0.879044	1,454,174.264
	2004	$0.669708	$0.764836	1,198,536.722
	2003	$0.517494	$0.669708	526,521.398
TA AEGON Money Market - Initial Class	2012	$1.424033	$1.404323	2,195,015.845
Subaccount Inception Date April 8, 1991	2011	$1.443835	$1.424033	2,718,859.661
	2010	$1.463956	$1.443835	3,517,568.155
	2009	$1.482566	$1.463956	3,078.096.210
	2008	$1.468242	$1.482566	3,540,344.143
	2007	$1.417616	$1.468242	3,338,997.333
	2006	$1.372479	$1.417616	2,779,611.765
	2005	$1.352646	$1.372479	1,423,698.980
	2004	$1.357996	$1.352646	1,018,390.959
	2003	$1.366869	$1.357996	936,182.839

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Systematic Small/Mid Cap Value - Initial Class	2012	$6.663030	$7.647247	1,204,093.297
Subaccount Inception Date May 4, 1993	2011	$6.940581	$6.663030	1,376,631.504
	2010	$5.396438	$6.940581	1,617,241.183
	2009	$3.820872	$5.396438	1,885,082.319
	2008	$6.552295	$3.820872	2,126,188.632
	2007	$5.326698	$6.552295	2,732,082.835
	2006	$4.575107	$5.326698	2,860,344.804
	2005	$4.084993	$4.575107	2,558,326.072
	2004	$3.560345	$4.084993	2,176,672.064
	2003	$1.891803	$3.560345	1,527,621.090
TA AEGON U.S. Government Securities - Initial Class	2012	$1.958786	$2.030943	2,120,593.977
Subaccount Inception Date May 13, 1994	2011	$1.845743	$1.958786	2,257,581.602
	2010	$1.792649	$1.845743	2,626,780.708
	2009	$1.740018	$1.792649	2,668,465.578
	2008	$1.638874	$1.740018	2,423,276.533
	2007	$1.567147	$1.638874	2,371,508.665
	2006	$1.538696	$1.567147	2,238,936.459
	2005	$1.526143	$1.538696	1,428,923.629
	2004	$1.498190	$1.526143	1,397,152.053
	2003	$1.475683	$1.498190	1,409,012.209
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.027339	$1.098161	0.000
Subaccount Inception Date May 1, 2008	2011	$1.026637	$1.027339	0.000
	2010	$0.940448	$1.026637	0.000
	2009	$0.818345	$0.940448	0.000
	2008	$1.000000	$0.818345	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.953385	$1.048774	0.000
Subaccount Inception Date May 1, 2008	2011	$0.977792	$0.953385	0.000
	2010	$0.877381	$0.977792	0.000
	2009	$0.722243	$0.877381	0.000
	2008	$1.000000	$0.722243	0.000
TA TS&W International Equity - Initial Class(10)	2012	$1.587105	$1.827259	2,225,277.534
Subaccount Inception Date April 8,1991	2011	$1.877702	$1.587105	2,530,274.280
	2010	$1.755151	$1.877702	2,784,821.944
	2009	$1.413790	$1.755151	3,193,538.526
	2008	$2.343832	$1.413790	3,525,932.338
	2007	$2.056012	$2.343832	4,160,567.033
	2006	$1.687937	$2.056012	3,279,109.176
	2005	$1.504078	$1.687937	2,369,864.810
	2004	$1.314348	$1.504078	2,050,632.390
	2003	$1.003493	$1.314348	1,394,729.753
TA BNP Paribas Large Cap Growth - Initial Class(11)	2012	$3.453866	$3.989387	1,731,364.122
Subaccount Inception Date April 8, 1991	2011	$3.583343	$3.453866	1,972,253.340
	2010	$3.048951	$3.583343	2,134,346.845
	2009	$2.126141	$3.048951	2,233,824.646
	2008	$3.722594	$2.126141	1,518,231.808
	2007	$3.455380	$3.722594	1,865,984.378
	2006	$3.175486	$3.455380	1,853,445.498
	2005	$2.942759	$3.175486	1,311,048.973
	2004	$2.646551	$2.942759	1,176,069.511
	2003	$2.216306	$2.646551	1,023,565.418

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$1.005894	$1.082014	677,985.419
Subaccount Inception Date May 1, 2001	2011	$1.093306	$1.005894	765,899.224
	2010	$0.827922	$1.093306	101,928.872
	2009	$0.522860	$0.827922	95,182.932
	2008	$0.987189	$0.522860	129,488.095
	2007	$0.816984	$0.987189	131,554.363
	2006	$0.753727	$0.816984	159,691.120
	2005	$0.710611	$0.753727	140,566.261
	2004	$0.672550	$0.710611	124,703.406
	2003	$0.532132	$0.672550	218,506.232
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.294588	$1.338732	10,645.516
Subaccount Inception Date November 3, 2003	2011	$1.223523	$1.294588	10,724.426
	2010	$1.190380	$1.223523	8,706.897
	2009	$1.158420	$1.190380	9,715.008
	2008	$1.093594	$1.158420	9,752.928
	2007	$1.048367	$1.093594	0.000
	2006	$1.031447	$1.048367	0.000
	2005	$1.025525	$1.031447	0.000
	2004	$1.010586	$1.025525	0.000
	2003	$1.000000	$1.010586	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.875841	$1.016170	116,463.843
Subaccount Inception Date May 1, 2002	2011	$0.919289	$0.875841	122,090.081
	2010	$0.871620	$0.919289	103,060.574
	2009	$0.598231	$0.871620	212,769.713
	2008	$1.261330	$0.598231	220,330.577
	2007	$1.261880	$1.261330	288,504.858
	2006	$1.132885	$1.261880	288,011.782
	2005	$1.089564	$1.132885	232,057.944
	2004	$0.996809	$1.089564	112,302.389
	2003	$0.758298	$0.996809	91,305.253
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.964032	37,965.207
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.008920	$1.166494	329,391.243
Subaccount Inception Date May 1, 2001	2011	$0.964479	$1.008920	367,664.397
	2010	$0.867005	$0.964479	381,109.209
	2009	$0.730495	$0.867005	409,151.109
	2008	$1.249071	$0.730495	459,784.999
	2007	$1.207946	$1.249071	490,843.630
	2006	$1.046993	$1.207946	437,508.667
	2005	$1.014966	$1.046993	394,866.160
	2004	$0.925364	$1.014966	319,616.621
	2003	$0.709849	$0.925364	348,986.452
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.777914	$0.895253	199,019.114
Subaccount Inception Date May 1, 2001	2011	$0.819539	$0.777914	267,848.462
	2010	$0.756619	$0.819539	279,175.214
	2009	$0.559572	$0.756619	372,591.904
	2008	$0.942925	$0.559572	308,836.388
	2007	$0.841626	$0.942925	371,658.355
	2006	$0.858880	$0.841626	291,587.041
	2005	$0.758307	$0.858880	292,049.510
	2004	$0.709730	$0.758307	117,178.671
	2003	$0.583349	$0.709730	218,821.285

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$1.000796	$1.133170	0.000
Subaccount Inception Date May 1, 2008	2011	$1.055143	$1.000796	0.000
	2010	$0.908581	$1.055143	0.000
	2009	$0.666047	$0.908581	0.000
	2008	$1.000000	$0.666047	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.244196	$1.424962	1,757,632.563
Subaccount Inception Date May 1, 2000	2011	$1.297713	$1.244196	2,002,521.467
	2010	$1.125366	$1.297713	2,145,435.511
	2009	$0.842351	$1.125366	2,056,714.078
	2008	$1.490512	$0.842351	2,405,376.427
	2007	$1.288533	$1.490512	2,383,883.130
	2006	$1.172486	$1.288533	1,906,492.672
	2005	$1.019188	$1.172486	1,341,014.381
	2004	$0.897454	$1.019188	948,527.350
	2003	$0.709863	$0.897454	845,177.760
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.163980	$1.343597	305,422.657
Subaccount Inception Date May 1, 2000	2011	$1.172556	$1.163980	409,502.380
	2010	$1.034630	$1.172556	347,152.514
	2009	$0.807737	$1.034630	389,020.966
	2008	$1.432302	$0.807737	546,951.557
	2007	$1.434215	$1.432302	687,419.385
	2006	$1.212580	$1.434215	737,661.535
	2005	$1.164636	$1.212580	865,129.504
	2004	$1.061718	$1.164636	641,931.367
	2003	$0.827945	$1.061718	542,833.388
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.855411	$0.965031	366,827.016
Subaccount Inception Date May 1, 2001	2011	$0.867643	$0.855411	391,437.778
	2010	$0.710288	$0.867643	376,324.216
	2009	$0.562844	$0.710288	469,911.027
	2008	$1.083210	$0.562844	547,860.455
	2007	$0.867250	$1.083210	361,380.996
	2006	$0.825131	$0.867250	184,369.015
	2005	$0.793008	$0.825131	186,122.463
	2004	$0.779797	$0.793008	46,737.101
	2003	$0.596567	$0.779797	52,368.283
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2012	$0.773278	$0.909910	89,093.526
Subaccount Inception Date May 1, 2000	2011	$0.768942	$0.773278	91,056.305
	2010	$0.631473	$0.768942	92,859.423
	2009	$0.994989	$0.631473	94,396.847
	2008	$0.994989	$0.440186	94,445.812
	2007	$0.820943	$0.994989	97,919.595
	2006	$0.791876	$0.820943	128,187.178
	2005	$0.738821	$0.791876	96,672.848
	2004	$0.700898	$0.738821	98,168.070
	2003	$0.549208	$0.700898	89,202.199
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.117979	$2.392732	1,478,479.513
Subaccount Inception Date May 1, 2000	2011	$2.409019	$2.117979	1,664,407.876
	2010	$1.899892	$2.409019	1,849,968.413
	2009	$1.378498	$1.899892	1,820,582.982
	2008	$2.314639	$1.378498	1,957,314.993
	2007	$2.035076	$2.314639	2,346,268.102
	2006	$1.835788	$2.035076	2,234,591.913
	2005	$1.577251	$1.835788	1,898,876.480
	2004	$1.283034	$1.577251	1,354,304.031
	2003	$0.941019	$1.283034	1,209,840.203

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.304448	$1.634493	258,224.932
Subaccount Inception Date May 1, 2002	2011	$1.454089	$1.304448	291,123.880
	2010	$1.167052	$1.454089	324,757.038
	2009	$0.753024	$1.167052	297,835.132
	2008	$1.567541	$0.753024	316,371.947
	2007	$1.507568	$1.567541	530,516.239
	2006	$1.317677	$1.507568	508,292.982
	2005	$1.304413	$1.317677	230,735.447
	2004	$1.161919	$1.304413	152,567.995
	2003	$0.748696	$1.161919	36,688.153
Franklin Income Securities Fund - Class 2	2012	$1.009965	$1.121956	435,282.055
Subaccount Inception Date May 1, 2007	2011	$1.000224	$1.009965	484,284.938
	2010	$0.900151	$1.000224	522,432.907
	2009	$0.673149	$0.900151	441,537.212
	2008	$0.970390	$0.673149	317,349.805
	2007	$1.000000	$0.970390	58,007.293
Mutual Shares Securities Fund - Class 2	2012	$0.795747	$0.896470	83,053.332
Subaccount Inception Date May 1, 2007	2011	$0.815369	$0.795747	109,658.585
	2010	$0.743536	$0.815369	115,679.621
	2009	$0.598140	$0.743536	115,188.846
	2008	$0.964440	$0.598140	49,513.812
	2007	$1.000000	$0.964440	29,183.831
Templeton Foreign Securities Fund - Class 2	2012	$0.800445	$0.933266	506,366.073
Subaccount Inception Date May 1, 2007	2011	$0.908216	$0.800445	632,758.917
	2010	$0.849508	$0.908216	667,859.204
	2009	$0.628565	$0.849508	510,659.087
	2008	$1.069077	$0.628565	271,646.589
	2007	$1.000000	$1.069077	268,805.675
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$0.630620	$0.727505	164,500.348
Subaccount Inception Date October 9, 2000	2011	$0.650168	$0.630620	179,018.916
	2010	$0.525230	$0.650168	164,470.170
	2009	$0.368713	$0.525230	146,980.894
	2008	$0.665981	$0.368713	154,335.965
	2007	$0.554748	$0.665981	141,725.995
	2006	$0.496441	$0.554748	161,657.113
	2005	$0.449324	$0.496441	167,440.444
	2004	$0.378196	$0.449324	72,962.568
	2003	$0.284558	$0.378196	66,040.650
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2012	$1.455683	$1.590394	85,062.057
Subaccount Inception Date October 9, 2000	2011	$1.521387	$1.455683	93,448.103
	2010	$1.337220	$1.521387	102,120.109
	2009	$1.020116	$1.337220	112,547.355
	2008	$1.434668	$1.020116	125,924.761
	2007	$1.357503	$1.434668	217,362.596
	2006	$1.196244	$1.357503	199,140.693
	2005	$1.102643	$1.196244	169,657.276
	2004	$0.949174	$1.102643	65,340.006
	2003	$0.681560	$0.949174	78,661.551

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.523148	$0.618340	417,262.870
Subaccount Inception Date October 9, 2000	2011	$0.616725	$0.523148	475,875.156
	2010	$0.541340	$0.616725	530,380.370
	2009	$0.399491	$0.541340	362,438.814
	2008	$0.733990	$0.399491	381,303.053
	2007	$0.680590	$0.733990	488,167.704
	2006	$0.585137	$0.680590	368,512.466
	2005	$0.562018	$0.585137	236,405.689
	2004	$0.545222	$0.562018	214,079.914
	2003	$0.446997	$0.545222	211,192.705
MFS® New Discovery Series – Service Class	2012	$1.358840	$1.620011	213,712.713
Subaccount Inception Date May 1, 2002	2011	$1.539371	$1.358840	243,904.631
	2010	$1.148229	$1.539371	191,671.966
	2009	$0.714642	$1.148229	161,234.803
	2008	$1.198237	$0.714642	131,073.282
	2007	$1.188363	$1.198237	177,155.531
	2006	$1.066994	$1.188363	86,850.831
	2005	$1.030063	$1.066994	33,500.165
	2004	$0.983457	$1.030063	28,745.158
	2003	$0.747360	$0.983457	21,314.044
MFS® Total Return Series – Service Class	2012	$1.264757	$1.383572	274,927.432
Subaccount Inception Date May 1, 2002	2011	$1.262412	$1.264757	372,908.467
	2010	$1.167604	$1.262412	361,857.133
	2009	$1.005703	$1.167604	328,881.147
	2008	$1.312887	$1.005703	348,640.074
	2007	$1.280957	$1.312887	519,571.732
	2006	$1.163589	$1.280957	383,392.774
	2005	$1.149960	$1.163589	315,700.205
	2004	$1.050284	$1.149960	194,030.298
	2003	$0.918050	$1.050284	45,888.954
TA International Moderate Growth - Service Class	2012	$0.876311	$0.972012	43,020.281
Subaccount Inception Date May 1, 2006	2011	$0.960974	$0.876311	43,318.099
	2010	$0.883896	$0.960974	91,196.732
	2009	$0.693018	$0.883896	77,970.577
	2008	$1.103520	$0.693018	78,058.815
	2007	$1.031445	$1.103520	34,646.684
	2006	$1.000000	$1.031445	94,175.434
TA BlackRock Global Allocation - Service Class(1)	2012	$1.233828	$1.336776	2,424,842.397
Subaccount Inception Date May 1, 2009	2011	$1.302136	$1.233828	2,749,647.585
	2010	$1.203969	$1.302136	1,599,918.929
	2009	$1.000000	$1.203969	708,205.113
TA BlackRock Tactical Allocation - Service Class	2012	$1.126149	$1.221728	332,589.922
Subaccount Inception Date May 1, 2009	2011	$1.100689	$1.126149	214,678.813
	2010	$1.003303	$1.100689	122,002.568
	2009	$0.993367	$1.003303	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.095118	$1.258834	66,067.653
Subaccount Inception Date November 19, 2009	2011	$1.155720	$1.095118	31,065.665
	2010	$1.024327	$1.155720	31,324.807
	2009	$0.999962	$1.024327	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.096261	$1.152583	4,887.848
Subaccount Inception Date November 19, 2009	2011	$1.077372	$1.096261	0.000
	2010	$0.998364	$1.077372	0.000
	2009	$0.999962	$0.998364	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class	2012	$1.251416	$1.483777	79,774.641
Subaccount Inception Date November 19, 2009	2011	$1.247323	$1.251416	89,184.622
	2010	$1.029767	$1.247323	72,711.611
	2009	$0.985161	$1.029767	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.155257	$1.280456	11,270.133
Subaccount Inception Date April 29, 2010	2011	$1.129037	$1.155257	5,185.256
	2010	$1.000000	$1.129037	0.000

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2012	$1.236708	$1.392250	787,478.976
Subaccount Inception Date July 3, 1997	2011	$1.284217	$1.236708	929,691.471
	2010	$1.153248	$1.284217	1,015,891.980
	2009	$0.890856	$1.153248	1,336,923.027
	2008	$1.427262	$0.890856	1,656,987.464
	2007	$1.420094	$1.427262	2,105,701.597
	2006	$1.180417	$1.420094	2,648,655.884
	2005	$1.161590	$1.180417	2,907,096.139
	2004	$1.059451	$1.161590	3,361,070.025
	2003	$0.805505	$1.059451	3,414,445.67
BlackRock Global Allocation V.I. Fund	2012	$1.948016	$2.120581	2,091,771.093
Subaccount Inception Date July 3, 1997	2011	$2.044707	$1.948016	2,466,641.160
	2010	$1.882054	$2.044707	2,928,706.439
	2009	$1.572932	$1.882054	3,869,355.085
	2008	$1.977480	$1.572932	3,945,088.667
	2007	$1.712096	$1.977480	1,735,941.631
	2006	$1.488268	$1.712096	787,572.076
	2005	$1.364102	$1.488268	644,526.632
	2004	$1.208156	$1.364102	346,775.546
	2003	$0.804321	$1.208156	300,020.86
BlackRock High Yield V.I. Fund - Class I Shares	2012	$1.827203	$2.086122	402,697.846
Subaccount Inception Date July 3, 1997	2011	$1.791215	$1.827203	344,564.275
	2010	$1.572902	$1.791215	398,843.395
	2009	$1.017336	$1.572902	836,429.053
	2008	$1.455193	$1.017336	748,523.925
	2007	$1.439422	$1.455193	454,940.454
	2006	$1.332101	$1.439422	501,415.546
	2005	$1.328841	$1.332101	432,007.433
	2004	$1.203853	$1.328841	422,542.874
	2003	$0.951877	$1.203853	465,041.55
TA Asset Allocation - Conservative - Service Class	2012	$1.519752	$1.608077	18,881,346.243
Subaccount Inception Date May 1, 2002	2011	$1.504008	$1.519752	17,677,498.763
	2010	$1.401527	$1.504008	14,314,804.405
	2009	$1.136669	$1.401527	12,315,637.838
	2008	$1.465065	$1.136669	9,178,382.453
	2007	$1.398275	$1.465065	5,216,196.100
	2006	$1.297758	$1.398275	3,886,872.531
	2005	$1.251868	$1.297758	1,677,885.584
	2004	$1.158727	$1.251868	428,274.768
	2003	$1.000000	$1.158727	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class	2012	$1.501835	$1.666162	4,298,785.597
Subaccount Inception Date May 1, 2002	2011	$1.613207	$1.501835	3,406,721.868
	2010	$1.425371	$1.613207	3,348,225.870
	2009	$1.114610	$1.425371	3,285,472.688
	2008	$1.874319	$1.114610	2,911,661.123
	2007	$1.765771	$1.874319	2,163,899.673
	2006	$1.551604	$1.765771	938,513.095
	2005	$1.404276	$1.551604	329,338.607
	2004	$1.248932	$1.404276	126,415.690
	2003	$1.000000	$1.248932	87,264.977
TA Asset Allocation - Moderate - Service Class	2012	$1.562448	$1.682810	71,923,177.642
Subaccount Inception Date May 1, 2002	2011	$1.578099	$1.562448	56,627,587.676
	2010	$1.451473	$1.578099	29,308,159.328
	2009	$1.165104	$1.451473	24,929,817.147
	2008	$1.599207	$1.165104	21,289,212.860
	2007	$1.503812	$1.599207	14,163,935.493
	2006	$1.369719	$1.503812	7,909,362.255
	2005	$1.295146	$1.369719	4,927,623.769
	2004	$1.180666	$1.295146	1,338,727.609
	2003	$1.000000	$1.180666	128,668.868
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.555706	$1.694938	46,400,274.857
Subaccount Inception Date May 1, 2002	2011	$1.612582	$1.555706	46,043,913.118
	2010	$1.453283	$1.612582	44,952,443.388
	2009	$1.151311	$1.453283	42,233,699.200
	2008	$1.738795	$1.151311	38,294,954.078
	2007	$1.637730	$1.738795	24,872,688.743
	2006	$1.461149	$1.637730	13,522,017.467
	2005	$1.349136	$1.461149	6,357,297.689
	2004	$1.207772	$1.349136	981,191.180
	2003	$1.000000	$1.207772	0.000
TA International Moderate Growth - Service Class	2012	$0.881220	$0.978437	11,543,734.775
Subaccount Inception Date May 1, 2006	2011	$0.965399	$0.881220	13,311,784.572
	2010	$0.887090	$0.965399	11,810,604.631
	2009	$0.694837	$0.887090	9,546,101.793
	2008	$1.105324	$0.694837	8,966,236.179
	2007	$1.032112	$1.105324	4,349,362.747
	2006	$1.000000	$1.032112	579,214.515
TA Barrow Hanley Dividend Focused - Service Class(9)	2012	$1.598704	$1.759082	721,840.416
Subaccount Inception Date May 1, 2000	2011	$1.580608	$1.598704	572,281.356
	2010	$1.453604	$1.580608	756,461.681
	2009	$1.294918	$1.453604	997,495.819
	2008	$1.989530	$1.294918	900,401.451
	2007	$1.931542	$1.989530	893,047.675
	2006	$1.677743	$1.931542	187,897.814
	2005	$1.468479	$1.677743	67,966.537
	2004	$1.260709	$1.468479	7,722.368
	2003	$1.000000	$1.260709	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class	2012	$1.879905	$2.319167	309,761.994
Subaccount Inception Date May 1, 2002	2011	$2.026045	$1.879905	154,046.128
	2010	$1.780042	$2.026045	75,818.500
	2009	$1.355727	$1.780042	98,463.588
	2008	$2.388425	$1.355727	123,666.558
	2007	$2.599171	$2.388425	115,786.449
	2006	$1.855246	$2.599171	32,510.516
	2005	$1.660425	$1.855246	13,804.873
	2004	$1.269513	$1.660425	1,270.494
	2003	$1.000000	$1.269513	1,273.045
TA JPMorgan Enhanced Index - Service Class	2012	$1.402552	$1.607288	45,895.086
Subaccount Inception Date May 2, 1997	2011	$1.414049	$1.402552	50,329.621
	2010	$1.247187	$1.414049	76,312.631
	2009	$0.976983	$1.247187	201,576.955
	2008	$1.584114	$0.976983	178,650.906
	2007	$1.538626	$1.584114	282,253.450
	2006	$1.355718	$1.538626	161,462.875
	2005	$1.330739	$1.355718	217,023.827
	2004	$1.217705	$1.330739	158,504.779
	2003	$1.000000	$1.217705	0.000
TA Jennison Growth - Service Class	2012	$1.492912	$1.700742	375,353.313
Subaccount Inception Date November 18, 1997	2011	$1.524040	$1.492912	425,837.999
	2010	$1.378751	$1.524040	673,450.134
	2009	$0.992743	$1.378751	49,337.534
	2008	$1.599086	$0.992743	29,113.929
	2007	$1.455795	$1.599086	29,005.868
	2006	$1.451445	$1.455795	18,190.551
	2005	$1.295150	$1.451445	0.000
	2004	$1.205162	$1.295150	0.000
	2003	$1.000000	$1.205162	0.000
TA Morgan Stanley Capital Growth - Service Class	2012	$1.501448	$1.707422	119,783.409
Subaccount Inception Date May 1, 2000	2011	$1.617809	$1.501448	115,075.821
	2010	$1.289546	$1.617809	162,882.219
	2009	$1.024022	$1.289546	238,008.044
	2008	$1.634710	$1.024022	198,918.796
	2007	$1.643512	$1.634710	301,674.907
	2006	$1.407373	$1.643512	305,464.369
	2005	$1.373361	$1.407373	366,245.080
	2004	$1.277605	$1.373361	277,326.833
	2003	$1.000000	$1.277605	48,001.647
TA AEGON High Yield Bond - Service Class	2012	$1.573385	$1.818674	193,373.358
Subaccount Inception Date June 1, 1998	2011	$1.524631	$1.573385	202,005.613
	2010	$1.376898	$1.524631	222,166.854
	2009	$0.949767	$1.376898	243,534.079
	2008	$1.290857	$0.949767	81,816.417
	2007	$1.285516	$1.290857	76,140.317
	2006	$1.177206	$1.285516	34,996.964
	2005	$1.174817	$1.177206	34,620.209
	2004	$1.086836	$1.174817	1,454.090
	2003	$1.000000	$1.086836	1,457.012

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class	2012	$1.644699	$1.978606	297,178.693
Subaccount Inception Date May 1, 2001	2011	$1.855655	$1.644699	151,227.747
	2010	$1.704145	$1.855655	172,103.598
	2009	$1.305453	$1.704145	191,488.561
	2008	$2.051695	$1.305453	223,404.632
	2007	$1.909198	$2.051695	339,178.588
	2006	$1.573346	$1.909198	111,225.153
	2005	$1.417665	$1.573346	11,388.922
	2004	$1.257247	$1.417665	9,149.813
	2003	$1.000000	$1.257247	650.772
TA PIMCO Total Return - Service Class	2012	$1.394065	$1.476859	15,119,216.559
Subaccount Inception Date May 1, 2002	2011	$1.332858	$1.394065	12,995,664.816
	2010	$1.262615	$1.332858	10,237,561.095
	2009	$1.104986	$1.262615	4,468,163.679
	2008	$1.154883	$1.104986	2,023,097.862
	2007	$1.075309	$1.154883	770,347.472
	2006	$1.048392	$1.075309	289,909.893
	2005	$1.040825	$1.048392	217,093.216
	2004	$1.011723	$1.040825	56,159.850
	2003	$1.000000	$1.011723	7,695.212
TA T. Rowe Price Small Cap - Service Class	2012	$1.977404	$2.252732	383,408.642
Subaccount Inception Date May 1, 2000	2011	$1.973204	$1.977404	226,832.253
	2010	$1.491012	$1.973204	231,990.601
	2009	$1.091873	$1.491012	258,568.930
	2008	$1.739305	$1.091873	210,065.455
	2007	$1.612498	$1.739305	307,509.698
	2006	$1.580617	$1.612498	273,536.450
	2005	$1.450314	$1.580617	308,970.480
	2004	$1.334243	$1.450314	260,664.647
	2003	$1.000000	$1.334243	0.000
TA Efficient Markets - Service Class(5)	2012	$1.292543	$1.431601	373,196.094
Subaccount Inception Date November 10, 2008	2011	$1.338654	$1.292543	380,126.677
	2010	$1.206694	$1.338654	172,568.015
	2009	$1.037124	$1.206694	90,586.057
	2008	$1.000000	$1.037124	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.594938	$1.769538	2,587,096.350
Subaccount Inception Date May 1, 2002	2011	$1.557207	$1.594938	2,120,628.896
	2010	$1.273336	$1.557207	1,457,360.336
	2009	$1.024219	$1.273336	473,859.131
	2008	$1.538844	$1.024219	317,835.050
	2007	$1.375028	$1.538844	269,461.838
	2006	$1.280899	$1.375028	78,317.905
	2005	$1.203735	$1.280899	37,777.859
	2004	$1.099798	$1.203735	37,792.201
	2003	$1.000000	$1.099798	37,808.010
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.463422	$1.528267	6,134,764.739
Subaccount Inception Date May 1, 2002	2011	$1.458130	$1.463422	5,543,019.285
	2010	$1.353255	$1.458130	563,973.113
	2009	$1.045137	$1.353255	80,063.842
	2008	$1.680554	$1.045137	146,437.800
	2007	$1.439300	$1.680554	157,635.350
	2006	$1.317623	$1.439300	106,058.671
	2005	$1.289055	$1.317623	22,150.089
	2004	$1.155678	$1.289055	0.000
	2003	$1.000000	$1.155678	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Growth - Service Class	2012	$1.447720	$1.612851	463,454.765
Subaccount Inception Date May 1, 2000	2011	$1.526478	$1.447720	399,969.691
	2010	$1.316212	$1.526478	5,020.155
	2009	$1.034414	$1.316212	54,886.368
	2008	$1.946886	$1.034414	87,380.666
	2007	$1.699640	$1.946886	76,010.101
	2006	$1.588512	$1.699640	76,768.881
	2005	$1.383835	$1.588512	41,686.004
	2004	$1.212483	$1.383835	36,633.042
	2003	$1.000000	$1.212483	0.000
TA AEGON Money Market - Service Class	2012	$1.037275	$1.023982	3,567,891.132
Subaccount Inception Date April 8, 1991	2011	$1.050711	$1.037275	4,855,372.383
	2010	$1.064264	$1.050711	3,624,745.462
	2009	$1.078019	$1.064264	2,903,374.982
	2008	$1.068957	$1.078019	2,906,437.834
	2007	$1.033653	$1.068957	1,533,353.384
	2006	$1.002241	$1.033653	735,478.334
	2005	$0.989235	$1.002241	302,849.462
	2004	$0.994632	$0.989235	99,495.771
	2003	$1.000000	$0.994632	0.000
TA Systematic Small Mid Cap Value - Service Class	2012	$1.150938	$1.318339	98,961.962
Subaccount Inception Date May 4, 1993	2011	$1.200178	$1.150938	77,923.657
	2010	$0.934838	$1.200178	11,121.654
	2009	$0.662697	$0.934838	26,022.308
	2008	$1.000000	$0.662697	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.287774	$1.333006	3,513,372.489
Subaccount Inception Date May 13, 1994	2011	$1.215879	$1.287774	3,649,966.027
	2010	$1.181779	$1.215879	1,941,844.743
	2009	$1.148918	$1.181779	997,124.850
	2008	$1.083556	$1.148918	766,450.214
	2007	$1.037718	$1.083556	391,454.526
	2006	$1.019980	$1.037718	113,369.453
	2005	$1.013133	$1.019980	74,528.813
	2004	$0.997393	$1.013133	2,362.731
	2003	$1.000000	$0.997393	93,421.703
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.031053	$1.103217	27,963,095.008
Subaccount Inception Date May 1, 2008	2011	$1.029338	$1.031053	15,779,168.929
	2010	$0.942001	$1.029338	3,494,376.081
	2009	$0.818886	$0.942001	950,901.242
	2008	$1.000000	$0.818886	194,613.550
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.956851	$1.053646	19,990,316.759
Subaccount Inception Date May 1, 2008	2011	$0.980374	$0.956851	11,577,810.988
	2010	$0.878829	$0.980374	7,528,559.200
	2009	$0.722717	$0.878829	2,657,019.616
	2008	$1.000000	$0.722717	582,618.062

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class(10)	2012	$1.567856	$1.802010	220,920.132
Subaccount Inception Date April 8, 1991	2011	$1.858979	$1.567856	163,840.459
	2010	$1.740389	$1.858979	152,576.784
	2009	$1.402810	$1.740389	496,589.693
	2008	$2.331513	$1.402810	469,127.932
	2007	$2.049025	$2.331513	429,124.061
	2006	$1.684932	$2.049025	263,302.727
	2005	$1.502279	$1.684932	194,154.044
	2004	$1.315176	$1.502279	169,126.161
	2003	$1.000000	$1.315176	0.000
TA BNP Paribas Large Cap Growth - Service Class(11)	2012	$1.486352	$1.714040	219,007.601
Subaccount Inception Date April 8, 1991	2011	$1.544789	$1.486352	141,883.789
	2010	$1.316406	$1.544789	177,995.907
	2009	$0.919121	$1.316406	619,828.967
	2008	$1.611051	$0.919121	523,097.106
	2007	$1.498128	$1.611051	96,075.454
	2006	$1.378817	$1.498128	5,267.910
	2005	$1.279936	$1.378817	0.000
	2004	$1.152270	$1.279936	0.000
	2003	$1.000000	$1.152270	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.760676	$1.890470	138,549.606
Subaccount Inception Date May 1, 2001	2011	$1.916075	$1.760676	77,571.969
	2010	$1.453041	$1.916075	87,595.160
	2009	$0.919274	$1.453041	38,908.596
	2008	$1.738726	$0.919274	33,863.059
	2007	$1.441000	$1.738726	46,604.257
	2006	$1.331937	$1.441000	22,163.613
	2005	$1.257274	$1.331937	16,840.027
	2004	$1.191283	$1.257274	2,523.381
	2003	$1.000000	$1.191283	0.000
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.287774	$1.333006	915,204.650
Subaccount Inception Date November 3, 2003	2011	$1.215879	$1.287774	1,444,604.136
	2010	$1.181779	$1.215879	1,064,482.678
	2009	$1.148918	$1.181779	1,306,625.912
	2008	$1.083556	$1.148918	2,967,249.933
	2007	$1.037718	$1.083556	72,247.919
	2006	$1.019980	$1.037718	0.000
	2005	$1.013133	$1.019980	0.000
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.884240	$1.026935	228,380.929
Subaccount Inception Date May 1, 2002	2011	$0.927187	$0.884240	310,437.858
	2010	$0.878240	$0.927187	370,125.768
	2009	$0.602185	$0.878240	468,956.402
	2008	$1.268385	$0.602185	513,394.109
	2007	$1.267676	$1.268385	505,873.079
	2006	$1.136976	$1.267676	512,366.564
	2005	$1.092421	$1.136976	594,234.042
	2004	$0.998447	$1.092421	631,925.715
	2003	$0.758797	$0.998447	637,032.408
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.964665	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.289515	$1.440290	729,401.430
Subaccount Inception Date November 10, 2008	2011	$1.350083	$1.289515	739,429.087
	2010	$1.242394	$1.350083	147,274.400
	2009	$1.013273	$1.242394	127,718.867
	2008	$1.000000	$1.013273	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.130799	$1.308696	828,047.487
Subaccount Inception Date May 1, 2001	2011	$1.079926	$1.130799	745,778.142
	2010	$0.969833	$1.079926	332,246.843
	2009	$0.816323	$0.969833	382,750.199
	2008	$1.394446	$0.816323	401,564.078
	2007	$1.347197	$1.394446	434,288.805
	2006	$1.166530	$1.347197	632,782.229
	2005	$1.129734	$1.166530	491,700.765
	2004	$1.028983	$1.129734	476,678.882
	2003	$0.788553	$1.028983	591,928.339
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$1.054017	$1.214190	559,724.307
Subaccount Inception Date May 1, 2001	2011	$1.109325	$1.054017	633,847.168
	2010	$1.023151	$1.109325	670,003.143
	2009	$0.755948	$1.023151	637,984.447
	2008	$1.272565	$0.755948	692,656.017
	2007	$1.134725	$1.272565	496,877.158
	2006	$1.156857	$1.134725	447,009.324
	2005	$1.020390	$1.156857	448,473.359
	2004	$0.954070	$1.020390	830,901.693
	2003	$0.783412	$0.954070	784,197.432
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$1.004416	$1.138401	2,567,618.408
Subaccount Inception Date May 1, 2008	2011	$1.057928	$1.004416	2,412,160.716
	2010	$0.910073	$1.057928	1,943,332.470
	2009	$0.666486	$0.910073	1,267,104.031
	2008	$1.000000	$0.666486	347,054.311
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2012	$1.527631	$1.751320	1,891,018.317
Subaccount Inception Date May 1, 2000	2011	$1.591765	$1.527631	1,576,566.221
	2010	$1.379022	$1.591765	1,386,820.357
	2009	$1.031203	$1.379022	1,808,449.795
	2008	$1.822872	$1.031203	2,102,042.061
	2007	$1.574294	$1.822872	1,871,035.174
	2006	$1.431098	$1.574294	1,264,575.302
	2005	$1.242763	$1.431098	1,133,572.721
	2004	$1.093234	$1.242763	1,017,226.398
	2003	$0.863856	$1.093234	1,163,723.293
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.162115	$1.342765	368,248.959
Subaccount Inception Date May 1, 2000	2011	$1.169536	$1.162115	624,462.500
	2010	$1.030945	$1.169536	375,440.224
	2009	$0.804068	$1.030945	486,168.042
	2008	$1.424382	$0.804068	441,332.883
	2007	$1.424871	$1.424382	399,848.247
	2006	$1.203501	$1.424871	371,448.076
	2005	$1.154787	$1.203501	339,604.423
	2004	$1.051697	$1.154787	306,126.791
	2003	$0.819327	$1.051697	352,561.273

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2012	$1.077600	$1.216905	353,915.330
Subaccount Inception Date May 1, 2001	2011	$1.091941	$1.077600	490,304.339
	2010	$0.893030	$1.091941	420,666.596
	2009	$0.706947	$0.893030	440,768.830
	2008	$1.359202	$0.706947	428,664.014
	2007	$1.087133	$1.359202	364,962.258
	2006	$1.033325	$1.087133	310,526.836
	2005	$0.992121	$1.033325	328,824.419
	2004	$0.974625	$0.992121	325,882.574
	2003	$0.744894	$0.974625	272,176.821
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$1.948696	$2.203677	385,906.818
Subaccount Inception Date May 1, 2000	2011	$2.214293	$1.948696	412,535.591
	2010	$1.744598	$2.214293	607,219.229
	2009	$1.264573	$1.744598	844,962.534
	2008	$2.121232	$1.264573	973,512.007
	2007	$1.863182	$2.121232	1,226,936.269
	2006	$1.679083	$1.863182	1,093,006.091
	2005	$1.441197	$1.679083	1,183,132.295
	2004	$1.171204	$1.441197	1,185,433.830
	2003	$0.858157	$1.171204	1,239,687.170
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.316950	$1.651800	342,111.110
Subaccount Inception Date May 1, 2002	2011	$1.466580	$1.316950	337,886.500
	2010	$1.175913	$1.466580	393,433.501
	2009	$0.757994	$1.175913	515,058.744
	2008	$1.576332	$0.757994	625,536.154
	2007	$1.514528	$1.576332	776,405.916
	2006	$1.322459	$1.514528	782,501.272
	2005	$1.307865	$1.322459	913,314.278
	2004	$1.163843	$1.307865	950,157.451
	2003	$0.749188	$1.163843	891,402.824
Franklin Income Securities Fund - Class 2	2012	$1.014638	$1.128272	1,106,855.433
Subaccount Inception Date May 1, 2007	2011	$1.003872	$1.014638	1,291,097.086
	2010	$0.902535	$1.003872	877,277.517
	2009	$0.674255	$0.902535	879,637.426
	2008	$0.971026	$0.674255	760,314.777
	2007	$1.000000	$0.971026	166,048.041
Mutual Shares Securities Fund - Class 2	2012	$0.799440	$0.901525	209,630.219
Subaccount Inception Date May 1, 2007	2011	$0.818330	$0.799440	209,841.826
	2010	$0.745500	$0.818330	219,705.288
	2009	$0.599127	$0.745500	216,135.191
	2008	$0.965072	$0.599127	315,509.652
	2007	$1.000000	$0.965072	174,412.970
Templeton Foreign Securities Fund - Class 2	2012	$0.804149	$0.938505	359,179.321
Subaccount Inception Date May 1, 2007	2011	$0.911517	$0.804149	280,908.328
	2010	$0.851754	$0.911517	262,335.009
	2009	$0.629608	$0.851754	346,786.411
	2008	$1.069777	$0.629608	196,218.258
	2007	$1.000000	$1.069777	31,734.287
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.337593	$1.518385	1,901,457.438
Subaccount Inception Date November 10, 2008	2011	$1.380025	$1.337593	2,019,176.174
	2010	$1.269985	$1.380025	921,236.033
	2009	$0.990582	$1.269985	380,394.155
	2008	$1.000000	$0.990582	52,310.940

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.782863	$2.058824	26,189.351
Subaccount Inception Date October 9, 2000	2011	$1.836327	$1.782863	30,803.924
	2010	$1.481994	$1.836327	48,025.387
	2009	$1.039335	$1.481994	325,885.714
	2008	$1.875424	$1.039335	326,377.238
	2007	$1.560633	$1.875424	15,347.795
	2006	$1.395231	$1.560633	15,072.461
	2005	$1.261578	$1.395231	82,942.422
	2004	$1.060809	$1.261578	159,513.423
	2003	$0.797389	$1.060809	151,386.478
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.922333	$1.091246	245,832.954
Subaccount Inception Date October 9, 2000	2011	$1.086242	$0.922333	301,124.662
	2010	$0.952525	$1.086242	307,908.772
	2009	$0.702245	$0.952525	437,079.852
	2008	$1.288974	$0.702245	449,773.727
	2007	$1.194022	$1.288974	521,646.526
	2006	$1.025549	$1.194022	460,374.057
	2005	$0.984054	$1.025549	474,187.759
	2004	$0.953700	$0.984054	572,726.174
	2003	$0.781122	$0.953700	544,209.967
MFS® New Discovery Series – Service Class	2012	$1.371883	$1.637182	193,918.861
Subaccount Inception Date May 1, 2002	2011	$1.552619	$1.371883	196,390.815
	2010	$1.156972	$1.552619	275,856.287
	2009	$0.719371	$1.156972	269,974.117
	2008	$1.204962	$0.719371	261,611.454
	2007	$1.193842	$1.204962	354,652.217
	2006	$1.070861	$1.193842	325,379.535
	2005	$1.032777	$1.070861	281,556.736
	2004	$0.985079	$1.032777	334,379.449
	2003	$0.747860	$0.985079	278,449.912
MFS® Total Return Series – Service Class	2012	$1.276894	$1.398243	414,453.706
Subaccount Inception Date May 1, 2002	2011	$1.273275	$1.276894	451,580.891
	2010	$1.176500	$1.273275	492,565.715
	2009	$1.012358	$1.176500	598,236.876
	2008	$1.320266	$1.012358	620,812.127
	2007	$1.286878	$1.320266	836,584.310
	2006	$1.167818	$1.286878	744,289.126
	2005	$1.153001	$1.167818	459,483.215
	2004	$1.052023	$1.153001	412,928.596
	2003	$0.918659	$1.052023	486,595.310
TA Asset Allocation - Conservative - Initial Class	2012	$1.456515	$1.544993	713,701.393
Subaccount Inception Date May 1, 2002	2011	$1.437238	$1.456515	845,867.126
	2010	$1.336542	$1.437238	1,326,399.793
	2009	$1.081182	$1.336542	1,488,307.815
	2008	$1.389635	$1.081182	1,846,424.506
	2007	$1.323313	$1.389635	1,639,295.371
	2006	$1.224786	$1.323313	3,309,182.671
	2005	$1.179538	$1.224786	1,586,674.001
	2004	$1.089116	$1.179538	1,760,242.980
	2003	$0.897589	$1.089116	1,906,847.172

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class	2012	$1.276631	$1.418904	666,948.369
Subaccount Inception Date May 1, 2002	2011	$1.367260	$1.276631	677,820.576
	2010	$1.204883	$1.367260	778,859.286
	2009	$0.940202	$1.204883	992,684.491
	2008	$1.577851	$0.940202	1,190,789.598
	2007	$1.483425	$1.577851	1,142,235.347
	2006	$1.299672	$1.483425	1,695,508.291
	2005	$1.172954	$1.299672	1,716,854.272
	2004	$1.040631	$1.172954	2,020,827.821
	2003	$0.805934	$1.040631	1,664,016.395
TA Asset Allocation - Moderate - Initial Class	2012	$1.445722	$1.561728	3,882,960.538
Subaccount Inception Date May 1, 2002	2011	$1.455947	$1.445722	4,293,542.656
	2010	$1.336224	$1.455947	4,977,380.770
	2009	$1.070860	$1.336224	6,166,576.513
	2008	$1.465301	$1.070860	6,539,200.245
	2007	$1.375068	$1.465301	7,058,685.729
	2006	$1.249478	$1.375068	8,086,436.726
	2005	$1.177978	$1.249478	6,717,430.594
	2004	$1.071274	$1.177978	6,823,843.260
	2003	$0.869075	$1.071274	6,650,434.374
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.387033	$1.514897	1,536,242.668
Subaccount Inception Date May 1, 2002	2011	$1.433899	$1.387033	1,811,429.761
	2010	$1.288538	$1.433899	2,596,002.182
	2009	$1.018489	$1.288538	2,695,850.034
	2008	$1.534546	$1.018489	3,325,120.268
	2007	$1.441971	$1.534546	5,236,914.626
	2006	$1.283146	$1.441971	5,592,495.323
	2005	$1.182586	$1.283146	6,442,745.044
	2004	$1.055085	$1.182586	6,356,501.372
	2003	$0.840459	$1.055085	5,804,645.957
TA Barrow Hanley Dividend Focused - Initial Class(9)	2012	$1.342761	$1.480831	933,643.161
Subaccount Inception Date May 1, 2000	2011	$1.323972	$1.342761	1,270,384.065
	2010	$1.214338	$1.323972	1,555,265.523
	2009	$1.079149	$1.214338	914,758.965
	2008	$1.653630	$1.079149	175,524.616
	2007	$1.600985	$1.653630	408,040.581
	2006	$1.387034	$1.600985	356,729.526
	2005	$1.211837	$1.387034	420,662.551
	2004	$1.037373	$1.211837	465,807.376
	2003	$0.809708	$1.037373	443,493.164
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.886448	$2.332372	90,879.351
Subaccount Inception Date May 1, 2002	2011	$2.027218	$1.886448	117,503.704
	2010	$1.775400	$2.027218	161,142.937
	2009	$1.348011	$1.775400	202,556.310
	2008	$2.370020	$1.348011	231,077.941
	2007	$2.573569	$2.370020	332,688.121
	2006	$1.832327	$2.573569	470,126.875
	2005	$1.635687	$1.832327	493,157.934
	2004	$1.247170	$1.635687	527,534.266
	2003	$0.930745	$1.247170	494,319.066

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class	2012	$1.201886	$1.380371	185,920.948
Subaccount Inception Date July 2, 1997	2011	$1.208546	$1.201886	188,142.639
	2010	$1.062934	$1.208546	220,713.552
	2009	$0.830889	$1.062934	309,923.342
	2008	$1.343558	$0.830889	304,256.400
	2007	$1.302033	$1.343558	355,020.538
	2006	$1.143780	$1.302033	398,254.033
	2005	$1.119870	$1.143780	481,878.811
	2004	$1.021871	$1.119870	429,131.773
	2003	$0.802779	$1.021871	444,036.351
TA Jennison Growth - Initial Class	2012	$1.208329	$1.380840	652,896.899
Subaccount Inception Date November 18, 1996	2011	$1.231751	$1.208329	765,301.475
	2010	$1.111472	$1.231751	1,257,970.129
	2009	$0.798516	$1.111472	220,190.385
	2008	$1.284175	$0.798516	62,442.099
	2007	$1.166632	$1.284175	187,353.130
	2006	$1.159008	$1.166632	174,247.336
	2005	$1.031770	$1.159008	116,717.978
	2004	$0.957795	$1.031770	133,750.390
	2003	$0.753450	$0.957795	133,010.504
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.229552	$1.402391	383,424.455
Subaccount Inception Date May 1, 2000	2011	$1.322299	$1.229552	424,718.507
	2010	$1.051095	$1.322299	429,296.543
	2009	$0.832433	$1.051095	572,202.855
	2008	$1.325226	$0.832433	658,511.648
	2007	$1.328787	$1.325226	781,485.367
	2006	$1.135338	$1.328787	943,616.981
	2005	$1.105003	$1.135338	952,347.725
	2004	$1.025659	$1.105003	1,182,161.415
	2003	$0.768745	$1.025659	1,090,111.057
TA AEGON High Yield Bond - Initial Class	2012	$1.699740	$1.969227	224,523.764
Subaccount Inception Date June 1, 1998	2011	$1.643398	$1.699740	246,702.873
	2010	$1.480603	$1.643398	286,368.230
	2009	$1.018657	$1.480603	405,787.534
	2008	$1.379583	$1.018657	439,123.821
	2007	$1.372181	$1.379583	517,161.200
	2006	$1.252826	$1.372181	658,632.668
	2005	$1.246462	$1.252826	683,544.972
	2004	$1.150343	$1.246462	835,611.020
	2003	$0.989712	$1.150343	853,805.903
TA MFS International Equity - Initial Class	2012	$1.306244	$1.575082	163,263.194
Subaccount Inception Date May 1, 2001	2011	$1.471150	$1.306244	219,686.947
	2010	$1.348706	$1.471150	214,405.004
	2009	$1.029702	$1.348706	217,290.086
	2008	$1.612043	$1.029702	270,529.149
	2007	$1.496170	$1.612043	398,119.837
	2006	$1.231481	$1.496170	442,854.473
	2005	$1.105264	$1.231481	473,430.930
	2004	$0.979225	$1.105264	468,813.006
	2003	$0.791709	$0.979225	483,606.412

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class	2012	$1.533791	$1.628308	1,438,183.406
Subaccount Inception Date May 1, 2002	2011	$1.462038	$1.533791	1,814,797.982
	2010	$1.381646	$1.462038	2,417,106.173
	2009	$1.206188	$1.381646	2,775,488.472
	2008	$1.257002	$1.206188	3,427,838.485
	2007	$1.168829	$1.257002	3,485,248.199
	2006	$1.136148	$1.168829	3,620,587.833
	2005	$1.124682	$1.136148	3,517,784.087
	2004	$1.090330	$1.124682	3,617,838.035
	2003	$1.052874	$1.090330	3,612,769.754
TA T. Rowe Price Small Cap - Initial Class	2012	$1.557956	$1.779173	239,676.572
Subaccount Inception Date May 1, 2000	2011	$1.551893	$1.557956	385,766.410
	2010	$1.169467	$1.551893	449,566.931
	2009	$0.854110	$1.169467	518,102.371
	2008	$1.357315	$0.854110	602,802.024
	2007	$1.254498	$1.357315	617,950.246
	2006	$1.226760	$1.254498	719,982.672
	2005	$1.123465	$1.226760	884,833.769
	2004	$1.031215	$1.123465	951,825.476
	2003	$0.744004	$1.031215	1,060,864.160
TA Multi-Managed Balanced - Initial Class	2012	$1.564589	$1.738528	40,016.357
Subaccount Inception Date May 1, 2002	2011	$1.523399	$1.564589	122,778.132
	2010	$1.243310	$1.523399	107,755.703
	2009	$0.997234	$1.243310	103,480.291
	2008	$1.579962	$0.997234	55,203.381
	2007	$1.332696	$1.579962	95,765.538
	2006	$1.237092	$1.332696	73,801.759
	2005	$1.160714	$1.237092	83,067.528
	2004	$1.057833	$1.160714	85,354.474
	2003	$0.940839	$1.057833	100,544.543
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.451112	$1.520365	161,604.129
Subaccount Inception Date May 1, 2002	2011	$1.443750	$1.451112	172,714.745
	2010	$1.338197	$1.443750	238,921.824
	2009	$1.032458	$1.338197	271,642.775
	2008	$1.656873	$1.032458	293,781.521
	2007	$1.414865	$1.656873	435,614.028
	2006	$1.292368	$1.414865	511,587.210
	2005	$1.260191	$1.292368	487,124.507
	2004	$1.127956	$1.260191	515,791.961
	2003	$0.923984	$1.127956	404,453.723
TA WMC Diversified Growth - Initial Class	2012	$1.329149	$1.484781	511,223.364
Subaccount Inception Date May 1, 2000	2011	$1.398595	$1.329149	643,622.796
	2010	$1.202573	$1.398595	327,274.834
	2009	$0.942915	$1.202573	498,549.182
	2008	$1.769136	$0.942915	536,048.562
	2007	$1.541267	$1.769136	596,898.693
	2006	$1.436101	$1.541267	744,910.617
	2005	$1.248282	$1.436101	649,576.011
	2004	$1.091940	$1.248282	686,814.993
	2003	$0.842931	$1.091940	206,485.414

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Initial Class	2012	$1.050533	$1.036989	1,464,841.168
Subaccount Inception Date April 8, 1991	2011	$1.064042	$1.050533	2,546,518.578
	2010	$1.077875	$1.064042	1,907,065.195
	2009	$1.090459	$1.077875	2,289,303.600
	2008	$1.078853	$1.090459	3,523,405.337
	2007	$1.040621	$1.078853	1,245,589.671
	2006	$1.006491	$1.040621	1,670,999.939
	2005	$0.990971	$1.006491	882,078.300
	2004	$0.993896	$0.990971	802,958.874
	2003	$0.999405	$0.993896	682,961.604
TA Systematic Small/Mid Cap Value - Initial Class	2012	$2.220162	$2.550630	52,092.637
Subaccount Inception Date May 4, 1993	2011	$2.310370	$2.220162	58,021.509
	2010	$1.794580	$2.310370	58,786.685
	2009	$1.269378	$1.794580	63,758.628
	2008	$2.174658	$1.269378	65,668.731
	2007	$1.766142	$2.174658	84,426.601
	2006	$1.515446	$1.766142	154,140.280
	2005	$1.351774	$1.515446	165,773.954
	2004	$1.176997	$1.351774	177,107.523
	2003	$0.624786	$1.176997	184,776.166
TA AEGON U.S. Government Securities - Initial Class	2012	$1.396710	$1.449604	359,065.340
Subaccount Inception Date May 13, 1994	2011	$1.314814	$1.396710	500,588.655
	2010	$1.275736	$1.314814	888,544.428
	2009	$1.237053	$1.275736	1,161,095.539
	2008	$1.163996	$1.237053	1,121,301.279
	2007	$1.111955	$1.163996	1,681,954.015
	2006	$1.090697	$1.111955	1,749,934.021
	2005	$1.080729	$1.090697	1,691,953.248
	2004	$1.059877	$1.080729	1,656,064.059
	2003	$1.042912	$1.059877	1,655,492.145
TA TS&W International Equity - Initial Class(10)	2012	$1.314957	$1.515432	237,823.061
Subaccount Inception Date April 8, 1991	2011	$1.554192	$1.314957	382,882.497
	2010	$1.451334	$1.554192	528,344.397
	2009	$1.167904	$1.451334	587,236.463
	2008	$1.934279	$1.167904	699,208.482
	2007	$1.695068	$1.934279	826,628.424
	2006	$1.390238	$1.695068	675,580.718
	2005	$1.237571	$1.390238	533,353.634
	2004	$1.080388	$1.237571	307,262.736
	2003	$0.824046	$1.080388	257,636.614
TA BNP Paribas Large Cap Growth - Initial Class(11)	2012	$1.374186	$1.588828	390,092.677
Subaccount Inception Date April 8, 1991	2011	$1.424304	$1.374186	394,265.661
	2010	$1.210691	$1.424304	580,143.841
	2009	$0.843426	$1.210691	1,013,444.760
	2008	$1.475270	$0.843426	209,226.049
	2007	$1.368013	$1.475270	198,240.312
	2006	$1.255965	$1.368013	264,793.921
	2005	$1.162777	$1.255965	263,704.550
	2004	$1.044706	$1.162777	277,444.584
	2003	$0.874009	$1.044706	268,697.734

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$1.380711	$1.486673	470,599.655
Subaccount Inception Date May 1, 2001	2011	$1.499222	$1.380711	580,409.017
	2010	$1.134188	$1.499222	213,252.633
	2009	$0.715572	$1.134188	151,173.931
	2008	$1.349671	$0.715572	226,341.177
	2007	$1.115871	$1.349671	359,870.597
	2006	$1.028462	$1.115871	469,414.663
	2005	$0.968672	$1.028462	655,196.035
	2004	$0.915881	$0.968672	700,102.325
	2003	$0.723956	$0.915881	646,387.625
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.113350	$1.273134	5,739,566.478
Subaccount Inception Date November 19, 2009	2011	$1.116648	$1.113350	5,457,608.113
	2010	$1.008398	$1.116648	3,296,560.608
	2009	$0.989787	$1.008398	6,721.451
American Funds - Bond Fund - Class 2(4)	2012	$1.087721	$1.128027	1,638,608.543
Subaccount Inception Date November 19, 2009	2011	$1.041503	$1.087721	1,057,055.964
	2010	$0.994105	$1.041503	430,836.907
	2009	$1.000908	$0.994105	0.000
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.068907	$1.235904	174,700.359
Subaccount Inception Date November 19, 2009	2011	$1.106211	$1.068907	85,630.480
	2010	$1.008648	$1.106211	24,722.354
	2009	$0.986811	$1.008648	0.000
American Funds - Growth Fund - Class 2(4)	2012	$1.104178	$1.281122	541,517.978
Subaccount Inception Date November 19, 2009	2011	$1.171929	$1.104178	333,346.114
	2010	$1.003254	$1.171929	13,156.025
	2009	$0.986490	$1.003254	0.000
American Funds - International Fund - Class 2(4)	2012	$0.876596	$1.017205	431,102.318
Subaccount Inception Date November 19, 2009	2011	$1.035154	$0.876596	354,794.770
	2010	$0.980758	$1.035154	10,714.306
	2009	$0.982921	$0.980758	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.032864	$1.142177	1,773,868.972
Subaccount Inception Date November 19, 2009	2011	$1.081849	$1.032864	1,844,050.315
	2010	$1.004036	$1.081849	564,495.930
	2009	$0.988819	$1.004036	522.844
TA BlackRock Global Allocation - Service Class(1)	2012	$1.237087	$1.341634	48,480,671.742
Subaccount Inception Date May 1, 2009	2011	$1.304287	$1.237087	47,586,559.221
	2010	$1.204759	$1.304287	22,295,198.563
	2009	$1.000000	$1.204759	4,449,760.276
TA BlackRock Tactical Allocation - Service Class	2012	$1.359202	$1.476025	13,938,681.325
Subaccount Inception Date May 1, 2009	2011	$1.327154	$1.359202	8,752,537.721
	2010	$1.208532	$1.327154	2,301,921.883
	2009	$1.000000	$1.208532	384,164.955
TA Janus Balanced - Service Class	2012	$0.883639	$0.981275	863,145.147
Subaccount Inception Date November 19, 2009	011	$1.003605	$0.883639	269,918.172
	2010	$0.986069	$1.003605	0.000
	2009	$0.986580	$0.986069	0.000
TA PIMCO Tactical - Balanced - Service Class(12)	2012	$0.927731	$0.924764	893,750.271
Subaccount Inception Date November 19, 2009	2011	$0.972919	$0.927731	0.000
	2010	$1.020908	$0.972919	0.000
	2009	$0.998168	$1.020908	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class(13)	2012	$0.902735	$0.904680	83,085.397
Subaccount Inception Date November 19, 2009	2011	$0.988165	$0.902735	20,223.814
	2010	$1.022659	$0.988165	0.000
	2009	$0.997274	$1.022659	0.000
TA PIMCO Tactical - Growth - Service Class(14)	2012	$0.873700	$0.868392	109,788.660
Subaccount Inception Date November 19, 2009	2011	$1.001344	$0.873700	0.000
	2010	$1.021578	$1.001344	0.000
	2009	$0.996406	$1.021578	0.000
TA Hanlon Income - Service Class	2012	$1.008203	$1.029727	7,960.482
Subaccount Inception Date November 19, 2009	2011	$0.992213	$1.008203	7,997.107
	2010	$1.003918	$0.992213	0.000
	2009	$0.999965	$1.003918	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.097401	$1.262709	843,611.917
Subaccount Inception Date November 19, 2009	2011	$1.156985	$1.097401	104,091.312
	2010	$1.024441	$1.156985	0.000
	2009	$0.999965	$1.024441	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.098537	$1.156129	4,815,381.780
Subaccount Inception Date November 19, 2009	2011	$1.078552	$1.098537	2,880,126.446
	2010	$0.998480	$1.078552	1,016,920.128
	2009	$0.999965	$0.998480	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.254029	$1.488347	95,508.021
Subaccount Inception Date November 19, 2009	2011	$1.248693	$1.254029	34,455.114
	2010	$1.029886	$1.248693	0.000
	2009	$0.985164	$1.029886	0.000
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.321699	$0.224097	5,438,426.332
Subaccount Inception Date May 1, 2009	2011	$0.407092	$0.321699	3,772,223.748
	2010	$0.563085	$0.407092	0.000
	2009	$1.000000	$0.563085	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.961731	$1.028090	6,123,957.705
Subaccount inception date May 2, 2011	2011	$1.000000	$0.961731	208,900.488
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.981563	$1.034599	4,038,656.292
Subaccount inception date May 2, 2011	2011	$1.000000	$0.981563	2,534,981.135
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.921070	$1.008787	3,144,734.787
Subaccount inception date May 2, 2011	2011	$1.000000	$0.921070	411,906.943
TA JPMorgan Core Bond - Service Class	2012	$1.045293	$1.080866	2,741,576.753
Subaccount inception date May 2, 2011	2011	$1.000000	$1.045293	1,491,955.231
TA JPMorgan Tactical Allocation - Service Class	2012	$0.996413	$1.057019	11,960,519.823
Subaccount inception date May 2, 2011	2011	$1.000000	$0.996413	4,729,031.527
TA PIMCO Real Return TIPS - Service Class	2012	$1.067818	$1.120422	3,603,775.701
Subaccount inception date May 2, 2011	2011	$1.000000	$1.067818	1,845,111.188
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.010238	3,780,792.917
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.005291	392,481.472
TA Market Participation Strategy - Service Class(16)
Subaccount inception date September 17, 2012	2012	$1.000000	$0.990317	798,608.009

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2012	$1.222237	$1.376640	1,154,833.042
Subaccount Inception Date July 3, 1997	2011	$1.268565	$1.222237	1,565,413.192
	2010	$1.138637	$1.268565	1,891,321.926
	2009	$0.879129	$1.138637	2,233,939.965
	2008	$1.407785	$0.879129	2,524,431.179
	2007	$1.400005	$1.407785	3,035,057.257
	2006	$1.163140	$1.400005	3,728,949.550
	2005	$1.144027	$1.163140	3,948,395.889
	2004	$1.042915	$1.144027	4,318,898.00
	2003	$0.792544	$1.042915	4,288,462.40
BlackRock Global Allocation V.I. Fund	2012	$2.116184	$2.304786	514,763.829
Subaccount Inception Date July 3, 1997	2011	$2.220125	$2.116184	591,506.699
	2010	$2.042513	$2.220125	884,397.190
	2009	$1.706191	$2.042513	939,953.055
	2008	$2.143933	$1.706191	959,108.789
	2007	$1.855294	$2.143933	562,020.445
	2006	$1.611945	$1.855294	511,552.667
	2005	$1.476737	$1.611945	260,220.675
	2004	$1.307272	$1.476737	148,216.67
	2003	$0.869886	$1.307272	39,321.46
BlackRock High Yield V.I. Fund - Class I Shares	2012	$1.834768	$2.095794	323,553.833
Subaccount Inception Date July 3, 1997	2011	$1.797749	$1.834768	486,644.697
	2010	$1.577858	$1.797749	562,291.975
	2009	$1.020041	$1.577858	610,674.208
	2008	$1.458323	$1.020041	697,152.591
	2007	$1.441806	$1.458323	755,671.699
	2006	$1.333658	$1.441806	1,269,285.254
	2005	$1.329750	$1.333658	1,392,488.735
	2004	$1.204082	$1.329750	1,260,738.65
	2003	$0.951595	$1.204082	1,249,778.43
TA Asset Allocation - Conservative - Initial Class	2012	$1.463492	$1.553164	241,789.932
Subaccount Inception Date May 1, 2002	2011	$1.443418	$1.463492	400,704.812
	2010	$1.341624	$1.443418	551,615.394
	2009	$1.084764	$1.341624	512,429.517
	2008	$1.393535	$1.084764	1,010,343.201
	2007	$1.326374	$1.393535	950,354.248
	2006	$1.227011	$1.326374	1,465,658.037
	2005	$1.181090	$1.227011	891,891.143
	2004	$1.090010	$1.181090	438,641.080
	2003	$0.897884	$1.090010	393,484.536
TA Asset Allocation - Growth - Initial Class	2012	$1,282768	$1.426436	1,594,197.901
Subaccount Inception Date May 1, 2002	2011	$1.373148	$1,282768	1,687,393.878
	2010	$1.209469	$1.373148	1,510,307.161
	2009	$0.943304	$1.209469	1,655,466.961
	2008	$1.582269	$0.943304	1,436,715.533
	2007	$1.486851	$1.582269	1,689,550.428
	2006	$1.302034	$1.486851	855,030.567
	2005	$1.174501	$1.302034	300,581.621
	2004	$1.041488	$1.174501	87,747.507
	2003	$0.806199	$1.041488	234,637.209

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class	2012	$1.452682	$1.570026	1,771,393.115
Subaccount Inception Date May 1, 2002	2011	$1.462229	$1.452682	1,988,401.406
	2010	$1.341335	$1.462229	2,052,466.584
	2009	$1.074425	$1.341335	2,157,194.866
	2008	$1.469438	$1.074425	2,314,753.319
	2007	$1.378257	$1.469438	2,654,848.642
	2006	$1.251752	$1.378257	2,207,404.606
	2005	$1.179545	$1.251752	2,216,653.107
	2004	$1.072164	$1.179545	2,391,625.786
	2003	$0.869359	$1.072164	1,515,767.344
TA Asset Allocation - Moderate Growth - Initial Class	2012	$1.393746	$1.522976	1,940,435.641
Subaccount Inception Date May 1, 2002	2011	$1.440106	$1.393746	1,854,760.822
	2010	$1.293468	$1.440106	2,058,687.626
	2009	$1.021885	$1.293468	2,237,224.015
	2008	$1.538888	$1.021885	2,430,210.057
	2007	$1.445324	$1.538888	3,013,977.224
	2006	$1.285492	$1.445324	2,338,315.700
	2005	$1.184162	$1.285492	2,030,869.964
	2004	$1.055976	$1.184162	2,585,982.521
	2003	$0.840747	$1.055976	1,079,814.916
TA International Moderate Growth - Service Class	2012	$0.883713	$0.981688	0.000
Subaccount Inception Date May 1, 2006	2011	$0.967652	$0.883713	0.000
	2010	$0.888717	$0.967652	2,470.866
	2009	$0.695766	$0.888717	2,488.746
	2008	$1.106246	$0.695766	2,509.326
	2007	$1.032458	$1.106246	2,524.099
	2006	$1.000000	$1.032458	0.000
TA Barrow Hanley Dividend Focused - Initial Class(9)	2012	$1.333492	$1.471331	1,923,481.361
Subaccount Inception Date May 1, 2000	2011	$1.314183	$1.333492	2,040,309.088
	2010	$1.204776	$1.314183	2,668,464.893
	2009	$1.070125	$1.204776	1,256,954.507
	2008	$1.638984	$1.070125	334,965.728
	2007	$1.586029	$1.638984	474,844.629
	2006	$1.373411	$1.586029	530,359.376
	2005	$1.199353	$1.373411	645,519.887
	2004	$1.026183	$1.199353	524,333.478
	2003	$0.800587	$1.026183	323,754.130
TA Clarion Global Real Estate Securities - Initial Class	2012	$1.895479	$2.344689	53,782.352
Subaccount Inception Date May 1, 2002	2011	$2.035925	$1.895479	68,924.695
	2010	$1.782147	$2.035925	85,598.679
	2009	$1.352468	$1.782147	77,337.559
	2008	$2.376670	$1.352468	101,628.784
	2007	$2.579503	$2.376670	106,626.809
	2006	$1.835653	$2.579503	150,952.407
	2005	$1.637853	$1.835653	76,193.806
	2004	$1.248199	$1.637853	52,452.469
	2003	$0.931052	$1.248199	48,955.630

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class	2012	$1.006921	$1.157026	621,130.852
Subaccount Inception Date May 2, 1997	2011	$1.012004	$1.006921	676,371.806
	2010	$0.889633	$1.012004	775,684.824
	2009	$0.695084	$0.889633	773,179.078
	2008	$1.123403	$0.695084	801,775.645
	2007	$1.088148	$1.123403	1,175,938.319
	2006	$0.955422	$1.088148	1,490,599.505
	2005	$0.934991	$0.955422	959,649.992
	2004	$0.852747	$0.934991	845,403.520
	2003	$0.669596	$0.852747	728,148.836
TA Jennison Growth - Initial Class	2012	$0.962002	$1.099890	1,983,969.406
Subaccount Inception Date November 18, 1996	2011	$0.980165	$0.962002	2,295,673.738
	2010	$0.884015	$0.980165	2,663,229.920
	2009	$0.634782	$0.884015	138,566.563
	2008	$1.020357	$0.634782	169,826.389
	2007	$0.926507	$1.020357	253,549.549
	2006	$0.919997	$0.926507	225,598.003
	2005	$0.818602	$0.919997	193,613.176
	2004	$0.759530	$0.818602	130,410.962
	2003	$0.597188	$0.759530	5,878.870
TA Morgan Stanley Capital Growth - Initial Class	2012	$1.130215	$1.289733	320,702.875
Subaccount Inception Date May 1, 2000	2011	$1.214860	$1.130215	382,649.084
	2010	$0.965218	$1.214860	464,676.791
	2009	$0.764045	$0.965218	541,117.098
	2008	$1.215742	$0.764045	678,338.336
	2007	$1.218398	$1.215742	771,914.948
	2006	$1.040511	$1.218398	1,110,594.711
	2005	$1.012203	$1.040511	1,106,429.851
	2004	$0.939060	$1.012203	1,190,868.567
	2003	$0.703500	$0.939060	1,227,481.355
TA AEGON High Yield Bond - Initial Class	2012	$1.705221	$1.976566	271,753.265
Subaccount Inception Date June 1, 1998	2011	$1.647887	$1.705221	326,626.398
	2010	$1.483913	$1.647887	381,135.740
	2009	$1.020431	$1.483913	440,838.189
	2008	$1.381306	$1.020431	558,452.319
	2007	$1.373205	$1.381306	669,170.988
	2006	$1.253150	$1.373205	945,006.421
	2005	$1.246176	$1.253150	958,814.443
	2004	$1.149503	$1.246176	1,039,048.714
	2003	$0.988505	$1.149503	945,857.760
TA MFS International Equity - Initial Class	2012	$1.064576	$1.284313	282,685.836
Subaccount Inception Date May 1, 2001	2011	$1.198383	$1.064576	283,234.340
	2010	$1.098102	$1.198383	352,063.468
	2009	$0.837955	$1.098102	382,307.487
	2008	$1.311199	$0.837955	381,599.482
	2007	$1.216347	$1.311199	662,417.253
	2006	$1.000666	$1.216347	991,642.666
	2005	$0.897669	$1.000666	1,063,768.216
	2004	$0.794901	$0.897669	756,138.449
	2003	$0.642367	$0.794901	883,158.814

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class	2012	$1.541170	$1.636957	871,202.021
Subaccount Inception Date May 1, 2002	2011	$1.468334	$1.541170	1,018,827.453
	2010	$1.386905	$1.468334	1,256,702.466
	2009	$1.210180	$1.386905	1,276,639.241
	2008	$1.260541	$1.210180	1,233,307.719
	2007	$1.171534	$1.260541	1,255,653.034
	2006	$1.138214	$1.171534	1,593,652.349
	2005	$1.126172	$1.138214	1,131,601.004
	2004	$1.091227	$1.126172	1,031,424.520
	2003	$1.053222	$1.091227	1,136,788.575
TA T. Rowe Price Small Cap - Initial Class	2012	$1.442743	$1.648412	171,449.956
Subaccount Inception Date May 1, 2000	2011	$1.436428	$1.442743	215,748.046
	2010	$1.081922	$1.436428	362,042.810
	2009	$0.789781	$1.081922	421,278.627
	2008	$1.254462	$0.789781	451,851.691
	2007	$1.158869	$1.254462	578,877.332
	2006	$1.132689	$1.158869	740,864.123
	2005	$1.036804	$1.132689	902,884.564
	2004	$0.951198	$1.036804	922,663.843
	2003	$0.685942	$0.951198	1,082,207.561
TA Multi-Managed Balanced - Initial Class	2012	$1.572120	$1.747752	45,178.717
Subaccount Inception Date May 1, 2002	2011	$1.529974	$1.572120	29,697.661
	2010	$1.248058	$1.529974	29,766.351
	2009	$1.000543	$1.248058	44,713.021
	2008	$1.498683	$1.000543	40,793.472
	2007	$1.335781	$1.498683	25,852.406
	2006	$1.239342	$1.335781	38,754.249
	2005	$1.162240	$1.239342	38,851.115
	2004	$1.058695	$1.162240	21,572.926
	2003	$0.941146	$1.058695	21,679.022
TA AllianceBernstein Dynamic Allocation - Initial Class	2012	$1.458088	$1.528428	67,544.985
Subaccount Inception Date May 1, 2002	2011	$1.449976	$1.458088	76,275.856
	2010	$1.343302	$1.449976	79284.999
	2009	$1.035882	$1.343302	69,506.930
	2008	$1.661544	$1.035882	80,909.298
	2007	$1.418146	$1.661544	146,887.385
	2006	$1.294720	$1.418146	142,024.649
	2005	$1.261856	$1.294720	52,551.206
	2004	$1.128889	$1.261856	33,666.427
	2003	$0.924287	$1.128889	10,933.864
TA WMC Diversified Growth - Initial Class	2012	$1.061382	$1.186249	1,661,598.353
Subaccount Inception Date May 1, 2000	2011	$1.116284	$1.061382	1,897,556.111
	2010	$0.959353	$1.116284	1,694,037.159
	2009	$0.751847	$0.959353	1,817,051.238
	2008	$1.409942	$0.751847	2,215,682.819
	2007	$1.227724	$1.409942	2,668,723.448
	2006	$1.143396	$1.227724	2,403,831.317
	2005	$0.993375	$1.143396	1,193,892.400
	2004	$0.868532	$0.993375	1,289,128.283
	2003	$0.670137	$0.868532	736,208.988

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Initial Class	2012	$1.068064	$1.054856	1,214,235.499
Subaccount Inception Date April 8, 1991	2011	$1.081306	$1.068064	1,863,339.712
	2010	$1.094790	$1.081306	1,771,139.564
	2009	$1.107014	$1.094790	1,269,698.817
	2008	$1.094695	$1.107014	1,973,968.957
	2007	$1.055380	$1.094695	2,803,113.582
	2006	$1.020274	$1.055380	1,244,578.705
	2005	$1.004042	$1.020274	733,616.745
	2004	$1.006504	$1.004042	714,141.937
	2003	$1.011588	$1.006504	760,607.724
TA Systematic Small/Mid Cap Value - Initial Class	2012	$2.088952	$2.401901	1,120,653.326
Subaccount Inception Date May 4, 1993	2011	$2.172744	$2.088952	1,262,971.038
	2010	$1.686857	$2.172744	1,547,738.181
	2009	$1.192595	$1.686857	1,794,312.791
	2008	$2.042093	$1.192595	2,174,820.233
	2007	$1.657650	$2.042093	2,637,797.361
	2006	$1.421656	$1.657650	2,979,134.782
	2005	$1.267497	$1.421656	2,802,571.422
	2004	$1.103071	$1.267497	3,014,770.294
	2003	$0.585256	$1.103071	2,672,494.596
TA AEGON U.S. Government Securities - Initial Class	2012	$1.429157	$1.484019	1,099,507.259
Subaccount Inception Date May 13, 1994	2011	$1.344691	$1.429157	1,281,984.189
	2010	$1.304088	$1.344691	1,491,853.748
	2009	$1.263925	$1.304088	1,941,604.581
	2008	$1.188702	$1.263925	2,156,806.883
	2007	$1.134988	$1.188702	1,974,917.722
	2006	$1.112738	$1.134988	2,992,316.908
	2005	$1.102034	$1.112738	2,776,720.582
	2004	$1.080238	$1.102034	2,808,895.024
	2003	$1.062441	$1.080238	3,219,804.739
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.032943	$1.105780	0.000
Subaccount Inception Date May 1, 2008	2011	$1.030714	$1.032943	0.000
	2010	$0.942791	$1.030714	0.000
	2009	$0.819159	$0.942791	0.000
	2008	$1.000000	$0.819159	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.958559	$1.056043	0.000
Subaccount Inception Date May 1, 2008	2011	$0.981646	$0.958559	0.000
	2010	$0.879543	$0.981646	0.000
	2009	$0.722951	$0.879543	0.000
	2008	$1.000000	$0.722951	0.000
TA TS&W International Equity - Initial Class(10)	2012	$1.091270	$1.258268	565,312.108
Subaccount Inception Date April 8, 1991	2011	$1.289168	$1.091270	747,561.420
	2010	$1.203254	$1.289168	953,004.670
	2009	$0.967802	$1.203254	1,020,585.859
	2008	$1.602061	$0.967802	1,297,411.450
	2007	$1.403238	$1.602061	1,552,208.978
	2006	$1.150322	$1.403238	1,464,376.841
	2005	$1.023500	$1.150322	1,378,413.110
	2004	$0.893060	$1.023500	1,291,814.401
	2003	$0.680836	$0.893060	618,179.887

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BNP Paribas Large Cap Growth - Initial Class(11)	2012	$1.258384	$1.455655	820,231.226
Subaccount Inception Date April 8, 1991	2011	$1.303628	$1.258384	1,016,010.759
	2010	$1.107576	$1.303628	1,448,051.369
	2009	$0.771208	$1.107576	2,104,906.366
	2008	$1.348278	$0.771208	1,578,030.299
	2007	$1.249638	$1.348278	1,894,776.828
	2006	$1.146722	$1.249638	2,065,596.044
	2005	$1.061119	$1.146722	1,688,849.862
	2004	$0.952895	$1.061119	2,036,497.323
	2003	$0.796805	$0.952895	1,581,165.185
TA Morgan Stanley Mid-Cap Growth - Initial Class	2012	$1.021978	$1.100950	966,157.506
Subaccount Inception Date May 1, 2001	2011	$1.109148	$1.021978	1,056,810.076
	2010	$0.838670	$1.109148	683,290.702
	2009	$0.528867	$0.838670	669,637.329
	2008	$0.997022	$0.528867	723,116.582
	2007	$0.823890	$0.997022	785,548.220
	2006	$0.758974	$0.823890	1,035,665.029
	2005	$0.714492	$0.758974	1,203,740.477
	2004	$0.675216	$0.714492	1,306,789.911
	2003	$0.533456	$0.675216	1,388,594.798
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.310298	$1.356996	0.000
Subaccount Inception Date November 3, 2003	2011	$1.236541	$1.310298	0.000
	2010	$1.201264	$1.236541	0.000
	2009	$1.167287	$1.201264	0.000
	2008	$1.100331	$1.167287	0.000
	2007	$1.053261	$1.100331	0.000
	2006	$1.034732	$1.053261	0.000
	2005	$1.027279	$1.034732	0.000
	2004	$1.010822	$1.027279	0.000
	2003	$1.000000	$1.010822	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.888489	$1.032385	2,998.143
Subaccount Inception Date May 1, 2002	2011	$0.931187	$0.888489	38,142.935
	2010	$0.881600	$0.931187	38,175.064
	2009	$0.604186	$0.881600	47,108.729
	2008	$1.271980	$0.604186	27,498.162
	2007	$1.270636	$1.271980	28,590.780
	2006	$1.139065	$1.270636	14,194.928
	2005	$1.093885	$1.139065	0.000
	2004	$0.999279	$1.093885	0.000
	2003	$0.759054	$0.999279	0.000
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.964999	3,930.708
AllianceBernstein Growth and Income Portfolio – Class B	2012	$1.024988	$1.186830	661,915.647
Subaccount Inception Date May 1, 2001	2011	$0.978382	$1.024988	692,530.979
	2010	$0.878204	$0.978382	747,775.364
	2009	$0.738833	$0.878204	936,857.924
	2008	$1.261449	$0.738833	1,172,393.699
	2007	$1.218097	$1.261449	1,297,791.879
	2006	$1.054234	$1.218097	1,939,418.245
	2005	$1.020495	$1.054234	2,253,919.210
	2004	$0.929033	$1.020495	2,593,744.737
	2003	$0.711608	$0.929033	2,960,088.281

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.790303	$0.910853	190,771.498
Subaccount Inception Date May 1, 2001	2011	$0.831363	$0.790303	311,362.263
	2010	$0.766396	$0.831363	430,732.011
	2009	$0.565961	$0.766396	499,795.115
	2008	$0.952272	$0.565961	524,187.246
	2007	$0.848701	$0.952272	545,112.699
	2006	$0.864830	$0.848701	721,876.332
	2005	$0.762441	$0.864830	921,256.559
	2004	$0.712537	$0.762441	1,075,117.181
	2003	$0.584791	$0.712537	1,592,267.943
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$1.006238	$1.141029	0.000
Subaccount Inception Date May 1, 2008	2011	$1.059328	$1.006238	0.000
	2010	$0.910832	$1.059328	0.000
	2009	$0.666709	$0.910832	0.000
	2008	$1.000000	$0.666709	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$1.502076	$1.722877	416,578.380
Subaccount Inception Date May 1, 2000	2011	$1.564362	$1.502076	533,649.418
	2010	$1.354615	$1.564362	865,328.271
	2009	$1.012451	$1.354615	904,593.534
	2008	$1.788832	$1.012451	1,029,474.045
	2007	$1.544135	$1.788832	1,070,600.013
	2006	$1.402996	$1.544135	1,122,649.002
	2005	$1.217763	$1.402996	957,736.899
	2004	$1.070719	$1.217763	877,701.983
	2003	$0.845652	$1.070719	903,636.920
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$1.093210	$1.263782	94,217.820
Subaccount Inception Date May 1, 2000	2011	$1.099640	$1.093210	110,218.527
	2010	$0.968848	$1.099640	134,074.657
	2009	$0.755259	$0.968848	217,880.547
	2008	$1.337242	$0.755259	235,226.956
	2007	$1.337042	$1.337242	464,400.119
	2006	$1.128753	$1.337042	523,756.167
	2005	$1.082525	$1.128753	476,246.811
	2004	$0.985400	$1.082525	564,163.301
	2003	$0.767303	$0.985400	594,701.497
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.869018	$0.981851	254,418.200
Subaccount Inception Date May 1, 2001	2011	$0.880152	$0.869018	281,842.453
	2010	$0.719468	$0.880152	94,945.390
	2009	$0.569269	$0.719468	132,761.289
	2008	$1.093944	$0.569269	146,307.048
	2007	$0.874541	$1.093944	188,850.859
	2006	$0.830834	$0.874541	142,663.614
	2005	$0.797318	$0.830834	147,620.614
	2004	$0.782870	$0.797318	254,067.164
	2003	$0.598043	$0.782870	463,098.979
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2012	$1.003873	$1.182989	71,819.921
Subaccount Inception Date May 1, 2000	2011	$0.996764	$1.003873	74,345.368
	2010	$0.817352	$0.996764	76,993.905
	2009	$0.568927	$0.817352	79,981.861
	2008	$1.284076	$0.568927	83,609.299
	2007	$1.057895	$1.284076	89,261.563
	2006	$1.018922	$1.057895	97,305.365
	2005	$0.949257	$1.018922	104,833.751
	2004	$0.899200	$0.949257	107,971.465
	2003	$0.703559	$0.899200	108,249.828

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$2.086107	$2.360244	350,692.017
Subaccount Inception Date May 1, 2000	2011	$2.369263	$2.086107	398,414.752
	2010	$1.865781	$2.369263	505,851.059
	2009	$1.351755	$1.865781	668,937.173
	2008	$2.266360	$1.351755	790,282.522
	2007	$1.989658	$2.266360	1,173,932.387
	2006	$1.792176	$1.989658	1,370,846.387
	2005	$1.537512	$1.792176	1,390,058.699
	2004	$1.248854	$1.537512	1,352,964.418
	2003	$0.914603	$1.248854	1,353,943.158
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$1.323223	$1.660490	56,021.502
Subaccount Inception Date May 1, 2002	2011	$1.472847	$1.323223	84,920.191
	2010	$1.180361	$1.472847	98,909.768
	2009	$0.760482	$1.180361	103,853.710
	2008	$1.580730	$0.760482	75,247.601
	2007	$1.517999	$1.580730	99,911.916
	2006	$1.324841	$1.517999	149,505.663
	2005	$1.309575	$1.324841	164,785.420
	2004	$1.164786	$1.309575	128,750.295
	2003	$0.749434	$1.164786	196,260.502
Franklin Income Securities Fund - Class 2	2012	$1.016968	$1.131434	45,665.931
Subaccount Inception Date May 1, 2007	2011	$1.005682	$1.016968	18,252.063
	2010	$0.903723	$1.005682	22,135.901
	2009	$0.674813	$0.903723	22,231.264
	2008	$0.971353	$0.674813	17,585.053
	2007	$1.000000	$0.971353	16,083.832
Mutual Shares Securities Fund - Class 2	2012	$0.801269	$0.904048	0.000
Subaccount Inception Date May 1, 2007	2011	$0.819803	$0.801269	11,897.797
	2010	$0.746489	$0.819803	11,901.854
	2009	$0.599635	$0.746489	1,999.116
	2008	$0.965403	$0.599635	10,487.064
	2007	$1.000000	$0.965403	6,441.419
Templeton Foreign Securities Fund - Class 2	2012	$0.805995	$0.941134	155,346.803
Subaccount Inception Date May 1, 2007	2011	$0.913165	$0.805995	188,137.036
	2010	$0.852876	$0.913165	197,081.488
	2009	$0.630121	$0.852876	213,131.202
	2008	$1.070130	$0.630121	138,612.156
	2007	$1.000000	$1.070130	5,622.834
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.227967	$1.418737	102,481.306
Subaccount Inception Date October 9, 2000	2011	$1.264171	$1.227967	124,665.918
	2010	$1.019736	$1.264171	127,398.871
	2009	$0.714794	$1.019736	116,367.952
	2008	$1.289164	$0.714794	112,921.382
	2007	$1.072245	$1.289164	93,422.659
	2006	$0.958132	$1.072245	118,849.217
	2005	$0.865925	$0.958132	154,137.402
	2004	$0.727757	$0.865925	154,620.181
	2003	$0.546769	$0.727757	149,425.595

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2012	$1.484495	$1.624295	0.000
Subaccount Inception Date October 9, 2000	2011	$1.549208	$1.484495	14,024.655
	2010	$1.359661	$1.549208	17,253.438
	2009	$1.035702	$1.359661	21,455.255
	2008	$1.454423	$1.035702	55,289.121
	2007	$1.374155	$1.454423	62,054.922
	2006	$1.209131	$1.374155	45,552.006
	2005	$1.112886	$1.209131	86,934.106
	2004	$0.956576	$1.112886	110,995.797
	2003	$0.685852	$0.956576	111,127.621
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.728468	$0.862311	334,020.858
Subaccount Inception Date October 9, 2000	2011	$0.857507	$0.728468	368,740.705
	2010	$0.751573	$0.857507	569,954.555
	2009	$0.553819	$0.751573	597,619.981
	2008	$1.016044	$0.553819	589,800.246
	2007	$0.940727	$1.016044	662,169.098
	2006	$0.807605	$0.940727	960,049.097
	2005	$0.774544	$0.807605	997,700.061
	2004	$0.750275	$0.774544	1,064,183.988
	2003	$0.614202	$0.750275	1,127,013.431
MFS® New Discovery Series – Service Class	2012	$1.378473	$1.645861	42,074.375
Subaccount Inception Date May 1, 2002	2011	$1.559306	$1.378473	74,228.446
	2010	$1.161385	$1.559306	93,045.640
	2009	$0.721754	$1.161385	67,440.194
	2008	$1.208354	$0.721754	30,858.037
	2007	$1.196609	$1.208354	54,618.434
	2006	$1.072810	$1.196609	44,606.892
	2005	$1.034152	$1.072810	13,882.640
	2004	$0.985901	$1.034152	14,057.930
	2003	$0.748106	$0.985901	12,921.904
MFS® Total Return Series – Service Class	2012	$1.283009	$1.405624	135,979.342
Subaccount Inception Date May 1, 2002	2011	$1.278746	$1.283009	148,350.175
	2010	$1.180963	$1.278746	116,873.434
	2009	$1.015691	$1.180963	141,530.681
	2008	$1.323958	$1.015691	92,227.844
	2007	$1.289840	$1.323958	78,651.717
	2006	$1.169929	$1.289840	85,305.983
	2005	$1.154522	$1.169929	141,296.068
	2004	$1.052890	$1.154522	101,626.459
	2003	$0.918965	$1.052890	32,133.945
TA BlackRock Global Allocation - Service Class(1)	2012	$1.238713	$1.344073	376,228.793
Subaccount Inception Date May 1, 2009	2011	$1.305361	$1.238713	374,967.964
	2010	$1.205169	$1.305361	318,755.851
	2009	$1.000000	$1.205169	107,314.253
TA BlackRock Tactical Allocation - Service Class	2012	$1.129702	$1.227411	115,385.624
Subaccount Inception Date May 1, 2009	2011	$1.102517	$1.129702	80,113.779
	2010	$1.003480	$1.102517	80,415.700
	2009	$0.993371	$1.003480	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.098560	$1.264668	0.000
Subaccount Inception Date November 19, 2009	2011	$1.157637	$1.098560	0.000
	2010	$1.024505	$1.157637	0.000
	2009	$0.999966	$1.024505	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.099705	$1.157932	47,946.359
Subaccount Inception Date November 19, 2009	2011	$1.079160	$1.099705	0.000
	2010	$0.998540	$1.079160	0.000
	2009	$0.999966	$0.998540	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.255336	$1.490639	895.327
Subaccount Inception Date November 19, 2009	2011	$1.249382	$1.255336	0.000
	2010	$1.029949	$1.249382	0.000
	2009	$0.985165	$1.029949	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.158110	$1.285530	11,104.371
Subaccount Inception Date April 29, 2010	2011	$1.130153	$1.158110	0.000
	2010	$1.000000	$1.130153	0.000

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(5)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.
(6)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(7)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.
(8)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(9)	Formerly known as Transamerica BlackRock Large Cap Value VP.
(10)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP.
(11)	Formerly known as Transamerica Multi Managed Large Cap Core VP.
(12)	Formerly known as Transamerica Hanlon Balanced VP.
(13)	Formerly known as Transamerica Hanlon Growth and Income VP.
(14)	Formerly known as Transamerica Hanlon Growth VP.
(15)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.

APPENDIX

HUNTINGTON CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount.

		Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2012	$1.257852	$1.344332	19,874.765
Subaccount Inception Date November 10, 2008	2011	$1.267315	$1.257852	19,874.765
	2010	$1.175665	$1.267315	19,874.765
	2009	$1.022536	$1.175665	10,109.054
	2008	$1.000000	$1.022536	0.000
TA Asset Allocation - Conservative - Service Class	2012	$1.021542	$1.068724	0.000
Subaccount Inception Date May 1, 2002	2011	$1.022413	$1.021542	0.000
	2010	$0.963561	$1.022413	0.000
	2009	$0.790338	$0.963561	0.000
	2008	$1.000000	$0.790338	0.000
TA Asset Allocation - Moderate - Service Class	2012	$0.986736	$1.050752	0.000
Subaccount Inception Date May 1, 2002	2011	$1.007920	$0.986736	0.000
	2010	$0.937563	$1.007920	0.000
	2009	$0.761131	$0.937563	0.000
	2008	$1.000000	$0.761131	0.000
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.931090	$1.002978	0.000
Subaccount Inception Date May 1, 2002	2011	$0.976071	$0.931090	0.000
	2010	$0.889620	$0.976071	0.000
	2009	$0.712762	$0.889620	0.000
	2008	$1.000000	$0.712762	0.000
TA International Moderate Growth - Service Class	2012	$0.835545	$0.917245	0.000
Subaccount Inception Date May 1, 2006	2011	$0.925739	$0.835545	0.000
	2010	$0.860297	$0.925739	0.000
	2009	$0.681505	$0.860297	0.000
	2008	$1.000000	$0.681505	0.000
TA PIMCO Total Return - Service Class	2012	$1.114428	$1.167289	0.000
Subaccount Inception Date May 1, 2002	2011	$1.077556	$1.114428	0.000
	2010	$1.032354	$1.077556	0.000
	2009	$0.913723	$1.032354	0.000
	2008	$1.000000	$0.913723	0.000
TA Efficient Markets - Service Class(5)	2012	$1.247569	$1.366201	0.000
Subaccount Inception Date November 10, 2008	2011	$1.306699	$1.247569	0.000
	2010	$1.191252	$1.306699	0.000
	2009	$1.035492	$1.191252	0.000
	2008	$1.000000	$1.035492	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.098433	$1.204937	0.000
Subaccount Inception Date May 1, 2002	2011	$1.084596	$1.098433	0.000
	2010	$0.896936	$1.084596	0.000
	2009	$0.729646	$0.896936	0.000
	2008	$1.000000	$0.729646	0.000
TA AEGON Money Market - Service Class	2012	$0.926704	$0.904471	0.000
Subaccount Inception Date April 8, 1991	2011	$0.949305	$0.926704	0.000
	2010	$0.972509	$0.949305	0.000
	2009	$0.996216	$0.972509	29,874.135
	2008	$1.000000	$0.996216	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Service Class	2012	$1.111300	$1.137353	0.000
Subaccount Inception Date May 13, 1994	2011	$1.061135	$1.111300	0.000
	2010	$1.043081	$1.061135	0.000
	2009	$1.025589	$1.043081	0.000
	2008	$1.000000	$1.025589	0.000
TA Vanguard ETF - Balanced - Service Class(6)	2012	$0.989269	$1.046565	0.000
Subaccount Inception Date May 1, 2008	2011	$0.998799	$0.989269	0.000
	2010	$0.924430	$0.998799	0.000
	2009	$0.812728	$0.924430	0.000
	2008	$1.000000	$0.812728	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.918034	$0.999482	37,609.858
Subaccount Inception Date May 1, 2008	2011	$0.951266	$0.918034	37,609.858
	2010	$0.862408	$0.951266	37,609.858
	2009	$0.717267	$0.862408	17,585.995
	2008	$1.000000	$0.717267	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.244742	$1.374618	0.000
Subaccount Inception Date November 10, 2008	2011	$1.317934	$1.244742	0.000
	2010	$1.226543	$1.317934	0.000
	2009	$1.011675	$1.226543	0.000
	2008	$1.000000	$1.011675	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.963674	$1.079898	0.000
Subaccount Inception Date May 1, 2008	2011	$1.026512	$0.963674	0.000
	2010	$0.893065	$1.026512	0.000
	2009	$0.661459	$0.893065	0.000
	2008	$1.000000	$0.661459	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.291113	$1.449117	0.000
Subaccount Inception Date November 10, 2008	2011	$1.347141	$1.291113	0.000
	2010	$1.253768	$1.347141	0.000
	2009	$0.989022	$1.253768	0.000
	2008	$1.000000	$0.989022	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.087157	$1.229207	0.000
Subaccount Inception Date November 19, 2009	2011	$1.102698	$1.087157	0.000
	2010	$1.007062	$1.102698	0.000
	2009	$0.989756	$1.007062	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.062133	$1.089096	0.000
Subaccount Inception Date November 19, 2009	2011	$1.028491	$1.062133	0.000
	2010	$0.992791	$1.028491	0.000
	2009	$1.000877	$0.992791	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.008535	$1.102725	0.000
Subaccount Inception Date November 19, 2009	2011	$1.068314	$1.008535	0.000
	2010	$1.002704	$1.068314	0.000
	2009	$0.988788	$1.002704	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.072630	$1.116124	0.000
Subaccount Inception Date November 19, 2009	2011	$1.065040	$1.072630	0.000
	2010	$0.997153	$1.065040	0.000
	2009	$0.999934	$0.997153	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.037662	$1.071415	0.000
Subaccount Inception Date August 16, 2010	2011	$1.045621	$1.037662	0.000
	2010	$1.000000	$1.045621	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.004699	$1.047037	0.000
Subaccount Inception Date December 9, 2011	2011	$1.000000	$1.004699	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2012	$1.263658	$1.352512	0.000
Subaccount Inception Date November 10, 2008	2011	$1.271306	$1.263658	0.000
	2010	$1.177642	$1.271306	0.000
	2009	$1.022745	$1.177642	0.000
	2008	$1.000000	$1.022745	0.000
Huntington VA Dividend Capture Fund	2012	$0.956731	$1.042331	0.000
Subaccount Inception Date September 10, 2007	2011	$0.914045	$0.956731	0.000
	2010	$0.812222	$0.914045	0.000
	2009	$0.664167	$0.812222	0.000
	2008	$0.944865	$0.664167	0.000
	2007	$1.000000	$0.944865	0.000
Huntington VA Growth Fund	2012	$0.758190	$0.818491	0.000
Subaccount Inception Date September 10, 2007	2011	$0.799994	$0.758190	0.000
	2010	$0.744905	$0.799994	0.000
	2009	$0.657157	$0.744905	0.000
	2008	$1.082774	$0.657157	0.000
	2007	$1.000000	$1.082774	0.000
Huntington VA Income Equity Fund	2012	$0.805739	$0.872032	0.000
Subaccount Inception Date September 10, 2007	2011	$0.769845	$0.805739	0.000
	2010	$0.704479	$0.769845	0.000
	2009	$0.592601	$0.704479	0.000
	2008	$0.975320	$0.592601	0.000
	2007	$1.000000	$0.975320	0.000
Huntington VA International Equity Fund	2012	$0.751835	$0.837982	0.000
Subaccount Inception Date September 10, 2007	2011	$0.869562	$0.751835	0.000
	2010	$0.814734	$0.869562	0.000
	2009	$0.624478	$0.814734	0.000
	2008	$1.074843	$0.624478	0.000
	2007	$1.000000	$1.074843	0.000
Huntington VA Macro 100 Fund	2012	$0.787136	$0.850998	0.000
Subaccount Inception Date September 10, 2007	2011	$0.816039	$0.787136	0.000
	2010	$0.731530	$0.816039	0.000
	2009	$0.614086	$0.731530	0.000
	2008	$0.950634	$0.614086	0.000
	2007	$1.000000	$0.950634	0.000
Huntington VA Mid Corp America Fund	2012	$0.910822	$1.020108	0.000
Subaccount Inception Date September 10, 2007	2011	$0.958281	$0.910822	0.000
	2010	$0.798286	$0.958281	0.000
	2009	$0.608394	$0.798286	0.000
	2008	$1.017648	$0.608394	0.000
	2007	$1.000000	$1.017648	0.000
Huntington VA Mortgage Securities Fund	2012	$1.094256	$1.105377	0.000
Subaccount Inception Date September 10, 2007	2011	$1.063035	$1.094256	0.000
	2010	$1.036818	$1.063035	0.000
	2009	$1.005731	$1.036818	0.000
	2008	$1.007287	$1.005731	0.000
	2007	$1.000000	$1.007287	0.000
Huntington VA Real Strategies Fund	2012	$0.797229	$0.812986	0.000
Subaccount Inception Date September 10, 2007	2011	$0.902466	$0.797229	0.000
	2010	$0.755789	$0.902466	0.000
	2009	$0.573824	$0.755789	0.000
	2008	$1.151206	$0.573824	0.000
	2007	$1.000000	$1.151206	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Rotating Markets Fund	2012	$0.842049	$0.880138	0.000
Subaccount Inception Date September 10, 2007	2011	$0.806224	$0.842049	0.000
	2010	$0.768354	$0.806224	0.000
	2009	$0.589329	$0.768354	0.000
	2008	$1.040751	$0.589329	0.000
	2007	$1.000000	$1.040751	0.000
Huntington VA Situs Fund	2012	$0.920020	$1.102700	0.000
Subaccount Inception Date September 10, 2997	2011	$0.949791	$0.920020	0.000
	2010	$0.749637	$0.949791	0.000
	2009	$0.576816	$0.749637	0.000
	2008	$1.004142	$0.576816	0.000
	2007	$1.000000	$1.000000	0.000
TA Asset Allocation - Conservative - Service Class	2012	$1.018913	$1.067543	0.000
Subaccount Inception Date September 10, 2007	2011	$1.018298	$1.018913	0.000
	2010	$0.958275	$1.018298	0.000
	2009	$0.784850	$0.958275	0.000
	2008	$1.021621	$0.784850	0.000
	2007	$1.000000	$1.021621	0.000
TA Asset Allocation - Growth - Service Class	2012	$0.789876	$0.867689	0.000
Subaccount Inception Date September 10, 2007	2011	$0.856811	$0.789876	0.000
	2010	$0.764509	$0.856811	0.000
	2009	$0.603728	$0.764509	0.000
	2008	$1.025291	$0.603728	0.000
	2007	$1.000000	$1.025291	0.000
TA Asset Allocation - Moderate - Service Class	2012	$0.965181	$1.029315	0.000
Subaccount Inception Date September 10, 2007	2011	$0.984443	$0.965181	0.000
	2010	$0.914377	$0.984443	0.000
	2009	$0.741224	$0.914377	0.000
	2008	$1.027483	$0.741224	0.000
	2007	$1.000000	$1.027483	0.000
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.883309	$0.952913	0.000
Subaccount Inception Date September 10, 2007	2011	$0.924637	$0.883309	0.000
	2010	$0.841516	$0.924637	0.000
	2009	$0.673235	$0.841516	0.000
	2008	$1.026855	$0.673235	0.000
	2007	$1.000000	$1.026855	0.000
TA International Moderate Growth - Service Class	2012	$0.791920	$0.870646	0.000
Subaccount Inception Date September 10, 2007	2011	$0.876124	$0.791920	0.000
	2010	$0.812994	$0.876124	0.000
	2009	$0.643084	$0.812994	0.000
	2008	$1.033136	$0.643084	0.000
	2007	$1.000000	$1.033136	0.000
TA Barrow Hanley Dividend Focused - Service Class(9)	2012	$0.784772	$0.855008	0.000
Subaccount Inception Date September 10, 2007	2011	$.0783526	$0.784772	0.000
	2010	$0.727673	$.0783526	0.000
	2009	$0.654637	$0.727673	0.000
	2008	$1.015775	$0.654637	0.000
	2007	$1.000000	$1.015775	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class	2012	$0.752080	$0.918700	0.000
Subaccount Inception Date September 10, 2007	2011	$0.818536	$0.752080	0.000
	2010	$0.726229	$0.818536	0.000
	2009	$0.558576	$0.726229	0.000
	2008	$0.993844	$0.558576	0.000
	2007	$1.000000	$0.993844	0.000
TA JPMorgan Enhanced Index - Service Class	2012	$0.852588	$0.967437	0.000
Subaccount Inception Date September 10, 2007	2011	$0.868049	$0.852588	0.000
	2010	$0.773149	$0.868049	0.000
	2009	$0.611631	$0.773149	0.000
	2008	$1.001564	$0.611631	0.000
	2007	$1.000000	$1.001564	0.000
TA Jennison Growth - Service Class	2012	$0.948315	$1.069713	0.000
Subaccount Inception Date September 10, 2007	2011	$0.977625	$0.948315	0.000
	2010	$0.893146	$0.977625	0.000
	2009	$0.649438	$0.893146	0.000
	2008	$1.056481	$0.649438	0.000
	2007	$1.000000	$1.056481	0.000
TA Morgan Stanley Capital Growth - Service Class	2012	$0.880110	$0.991017	0.000
Subaccount Inception Date September 10, 2007	2011	$0.957660	$0.880110	0.000
	2010	$0.770871	$0.957660	0.000
	2009	$0.618184	$0.770871	0.000
	2008	$0.996641	$0.618184	0.000
	2007	$1.000000	$0.996641	0.000
TA AEGON High Yield Bond - Service Class	2012	$1.178448	$1.348787	0.000
Subaccount Inception Date September 10, 2007	2011	$1.153170	$1.178448	0.000
	2010	$1.051706	$1.153170	0.000
	2009	$0.732601	$1.051706	0.000
	2008	$1.005573	$0.732601	0.000
	2007	$1.000000	$1.005573	0.000
TA MFS International Equity - Service Class	2012	$0.798944	$0.951709	0.000
Subaccount Inception Date September 10, 2007	2011	$0.910318	$0.798944	0.000
	2010	$0.844243	$0.910318	0.000
	2009	$0.653111	$0.844243	0.000
	2008	$1.036627	$0.653111	0.000
	2007	$1.000000	$1.036627	0.000
TA PIMCO Total Return - Service Class	2012	$1.199822	$1.258582	0.000
Subaccount Inception Date September 10, 2007	2011	$1.158440	$1.199822	0.000
	2010	$1.108221	$1.158440	0.000
	2009	$0.979433	$1.108221	0.000
	2008	$1.033798	$0.979433	0.000
	2007	$1.000000	$1.033798	0.000
TA T. Rowe Price Small Cap - Service Class	2012	$1.105074	$1.246577	0.000
Subaccount Inception Date September 10, 2007	2011	$1.113589	$1.105074	0.000
	2010	$0.849760	$1.113589	0.000
	2009	$0.628422	$0.849760	0.000
	2008	$1.010982	$0.628422	0.000
	2007	$1.000000	$1.010982	0.000
TA Efficient Markets - Service Class(5)	2012	$1.253307	$1.374493	0.000
Subaccount Inception Date November 10, 2008	2011	$1.310801	$1.253307	0.000
	2010	$1.193244	$1.310801	0.000
	2009	$1.035705	$1.193244	0.000
	2008	$1.000000	$1.035705	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class	2012	$1.057809	$1.162072	0.000
Subaccount Inception Date September 10, 2007	2011	$1.042957	$1.057809	0.000
	2010	$0.861242	$1.042957	0.000
	2009	$0.699582	$0.861242	0.000
	2008	$1.061527	$0.699582	0.000
	2007	$1.000000	$1.061527	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$0.907410	$0.938308	0.000
Subaccount Inception Date September 10, 2007	2011	$0.913034	$0.907410	0.000
	2010	$0.855712	$0.913034	0.000
	2009	$0.667396	$0.855712	0.000
	2008	$1.083798	$0.667396	0.000
	2007	$1.000000	$1.083798	0.000
TA WMC Diversified Growth - Service Class	2012	$0.782494	$0.863185	0.000
Subaccount Inception Date September 10, 2007	2011	$0.833186	$0.782494	0.000
	2010	$0.725501	$0.833186	0.000
	2009	$0.575800	$0.725501	0.000
	2008	$1.094491	$0.575800	0.000
	2007	$1.000000	$1.094491	0.000
TA AEGON Money Market - Service Class	2012	$0.939360	$0.918183	0.000
Subaccount Inception Date September 10, 2007	2011	$0.960863	$0.939360	0.000
	2010	$0.982920	$0.960863	0.000
	2009	$1.005408	$0.982920	0.000
	2008	$1.006817	$1.005408	0.000
	2007	$1.000000	$1.006817	0.000
TA Systematic Small Mid Cap Value - Service Class	2012	$1.107211	$1.255790	0.000
Subaccount Inception Date January 22, 2008	2011	$1.165962	$1.107211	0.000
	2010	$0.917145	$1.165962	0.000
	2009	$0.656576	$0.917145	0.000
	2008	$1.000000	$0.656576	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.156495	$1.185341	0.000
Subaccount Inception Date September 10, 2007	2011	$1.102682	$1.156495	0.000
	2010	$1.082334	$1.102682	0.000
	2009	$1.062619	$1.082334	0.000
	2008	$1.012081	$1.062619	0.000
	2007	$1.000000	$1.012081	0.000
TA Vanguard ETF - Balanced - Service Class(6)	2012	$0.994571	$1.053722	0.000
Subaccount Inception Date May 1, 2008	2011	$1.002699	$0.994571	0.000
	2010	$0.926675	$1.002699	0.000
	2009	$0.813516	$0.926675	0.000
	2008	$1.000000	$0.813516	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.922983	$1.006375	0.000
Subaccount Inception Date May 1, 2008	2011	$0.954989	$0.922983	0.000
	2010	$0.864525	$0.954989	0.000
	2009	$0.717974	$0.864525	0.000
	2008	$1.000000	$0.717974	0.000
TA TS&W International Equity - Service Class(10)	2012	$0.692600	$0.788222	0.000
Subaccount Inception Date September 10, 2007	2011	$0.829303	$0.692600	0.000
	2010	$0.784048	$0.829303	0.000
	2009	$0.638216	$0.784048	0.000
	2008	$1.071258	$0.638216	0.000
	2007	$1.000000	$1.071258	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BNP Paribas Large Cap Growth - Service Class(11)	2012	$0.912428	$1.041861	0.000
Subaccount Inception Date September 10, 2007	2011	$0.957640	$0.912428	0.000
	2010	$0.824114	$0.957640	0.000
	2009	$0.581078	$0.824114	0.000
	2008	$1.028636	$0.581078	0.000
	2007	$1.000000	$1.028636	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.057860	$1.124677	0.000
Subaccount Inception Date September 10, 2007	2011	$1.162568	$1.057860	0.000
	2010	$0.890324	$1.162568	0.000
	2009	$0.568826	$0.890324	0.000
	2008	$1.086567	$0.568826	0.000
	2007	$1.000000	$1.086567	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.665100	$0.764838	0.000
Subaccount Inception Date September 10, 2007	2011	$0.704283	$0.665100	0.000
	2010	$0.673685	$0.704283	0.000
	2009	$0.466485	$0.673685	0.000
	2008	$0.992340	$0.466485	0.000
	2007	$1.000000	$0.992340	0.000
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.958251	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.250439	$1.382939	0.000
Subaccount Inception Date November 10, 2008	2011	$1.322043	$1.250439	0.000
	2010	$1.228584	$1.322043	0.000
	2009	$1.011883	$1.228584	0.000
	2008	$1.000000	$1.011883	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2012	$0.790629	$0.906020	0.000
Subaccount Inception Date September 10, 2007	2011	$0.762481	$0.790629	0.000
	2010	$0.691504	$0.762481	0.000
	2009	$0.587796	$0.691504	0.000
	2008	$1.014050	$0.587796	0.000
	2007	$1.000000	$1.014050	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.851909	$0.971730	0.000
Subaccount Inception Date September 10, 2007	2011	$0.905457	$0.851909	0.000
	2010	$0.843356	$0.905457	0.000
	2009	$0.629255	$0.843356	0.000
	2008	$1.069811	$0.629255	0.000
	2007	$1.000000	$1.069811	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.968862	$1.087314	0.000
Subaccount Inception Date May 1, 2008	2011	$1.030532	$0.968862	0.000
	2010	$0.895254	$1.030532	0.000
	2009	$0.662108	$0.895254	0.000
	2008	$1.000000	$0.662108	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$0.859582	$0.975767	0.000
Subaccount Inception Date September 10, 2007	2011	$0.904497	$0.859582	0.000
	2010	$0.791336	$0.904497	0.000
	2009	$0.597585	$0.791336	0.000
	2008	$1.066840	$0.597585	0.000
	2007	$1.000000	$1.066840	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$0.765185	$0.875445	0.000
Subaccount Inception Date September 10, 2007	2011	$0.777656	$0.765185	0.000
	2010	$0.692262	$0.777656	0.000
	2009	$0.545247	$0.692262	0.000
	2008	$0.975486	$0.545247	0.000
	2007	$1.000000	$0.975486	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.828090	$0.925948	0.000
Subaccount Inception Date September 10, 2007	2011	$0.847369	$0.828090	0.000
	2010	$0.699841	$0.847369	0.000
	2009	$0.559483	$0.699841	0.000
	2008	$1.086361	$0.559483	0.000
	2007	$1.000000	$1.086361	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$0.912867	$1.022164	0.000
Subaccount Inception Date September 10, 2007	2011	$1.047517	$0.912867	0.000
	2010	$0.833463	$1.047517	0.000
	2009	$0.610092	$0.833463	0.000
	2008	$1.033547	$0.610092	0.000
	2007	$1.000000	$1.033547	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$0.790383	$0.981619	0.000
Subaccount Inception Date September 10, 2007	2011	$0.888860	$0.790383	0.000
	2010	$0.719724	$0.888860	0.000
	2009	$0.468512	$0.719724	0.000
	2008	$0.984009	$0.468512	0.000
	2007	$1.000000	$0.984009	0.000
Franklin Income Securities Fund - Class 2	2012	$1.003447	$1.104865	0.000
Subaccount Inception Date September 10, 2007	2011	$1.002566	$1.003447	0.000
	2010	$0.910267	$1.002566	0.000
	2009	$0.686750	$0.910267	0.000
	2008	$0.998819	$0.686750	0.000
	2007	$1.000000	$0.998819	0.000
Mutual Shares Securities Fund - Class 2	2012	$0.802812	$0.896444	0.000
Subaccount Inception Date September 10, 2007	2011	$0.829895	$0.802812	0.000
	2010	$0.763493	$0.829895	0.000
	2009	$0.619642	$0.763493	0.000
	2008	$1.008020	$0.619642	0.000
	2007	$1.000000	$1.008020	0.000
Templeton Foreign Securities Fund - Class 2	2012	$0.790250	$0.913219	0.000
Subaccount Inception Date September 10, 2007	2011	$0.904612	$0.790250	0.000
	2010	$0.853633	$0.904612	0.000
	2009	$0.637230	$0.853633	0.000
	2008	$1.093480	$0.637230	0.000
	2007	$1.000000	$1.093480	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.297074	$1.457955	0.000
Subaccount Inception Date November 10, 2008	2011	$1.351386	$1.297074	0.000
	2010	$1.255873	$1.351386	0.000
	2009	$0.989224	$1.255873	0.000
	2008	$1.000000	$0.989224	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$0.986925	$1.128494	0.000
Subaccount Inception Date September 10, 2007	2011	$1.026545	$0.986925	0.000
	2010	$0.836635	$1.026545	0.000
	2009	$0.592539	$0.836635	0.000
	2008	$1.079821	$0.592539	0.000
	2007	$1.000000	$1.079821	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.689490	$0.807750	0.000
Subaccount Inception Date September 10, 2007	2011	$0.820034	$0.689490	0.000
	2010	$0.726179	$0.820034	0.000
	2009	$0.540650	$0.726179	0.000
	2008	$1.002231	$0.540650	0.000
	2007	$1.000000	$1.002231	0.000
MFS® New Discovery Series – Service Class	2012	$1.064795	$1.258230	0.000
Subaccount Inception Date September 10, 2007	2011	$1.216950	$1.064795	0.000
	2010	$0.915783	$1.216950	0.000
	2009	$0.575033	$0.915783	0.000
	2008	$0.972757	$0.575033	0.000
	2007	$1.000000	$0.972757	0.000
MFS® Total Return Series – Service Class	2012	$0.935170	$1.013971	0.000
Subaccount Inception Date September 10, 2007	2011	$0.941710	$0.935170	0.000
	2010	$0.878717	$0.941710	0.000
	2009	$0.763584	$0.878717	0.000
	2008	$1.005707	$0.763584	0.000
	2007	$1.000000	$1.005707	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.090524	$1.234823	0.000
Subaccount Inception Date November 19, 2009	2011	$1.104500	$1.090524	0.000
	2010	$1.007237	$1.104500	0.000
	2009	$0.989760	$1.007237	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.065422	$1.094065	0.000
Subaccount Inception Date November 19, 2009	2011	$1.030171	$1.065422	0.000
	2010	$0.992961	$1.030171	0.000
	2009	$1.000881	$0.992961	0.000
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.046994	$1.198698	0.000
Subaccount Inception Date November 19, 2009	2011	$1.094182	$1.046994	0.000
	2010	$1.007487	$1.094182	0.000
	2009	$0.986784	$1.007487	0.000
American Funds - Growth Fund - Class 2(4)	2012	$1.081537	$1.242561	0.000
Subaccount Inception Date November 19, 2009	2011	$1.159181	$1.081537	0.000
	2010	$1.002101	$1.159181	0.000
	2009	$0.986463	$1.002101	0.000
American Funds - International Fund - Class 2(4)	2012	$0.858603	$0.986570	0.000
Subaccount Inception Date November 19, 2009	2011	$1.023881	$0.858603	0.000
	2010	$0.979627	$1.023881	0.000
	2009	$0.982894	$0.979627	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.011666	$1.107778	0.000
Subaccount Inception Date November 19, 2009	2011	$1.070072	$1.011666	0.000
	2010	$1.002880	$1.070072	0.000
	2009	$0.988792	$1.002880	0.000
TA BlackRock Global Allocation - Service Class(1)	2012	$1.205154	$1.294176	0.000
Subaccount Inception Date May 1, 2009	2011	$1.283132	$1.205154	0.000
	2010	$1.196900	$1.283132	0.000
	2009	$1.000000	$1.196900	0.000
TA BlackRock Tactical Allocation - Service Class	2012	$1.324086	$1.423761	0.000
Subaccount Inception Date May 1, 2009	2011	$1.305597	$1.324086	0.000
	2010	$1.200632	$1.305597	0.000
	2009	$1.000000	$1.200632	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class	2012	$0.865458	$0.951641	0.000
Subaccount Inception Date November 19, 2009	2011	$0.992650	$0.865458	0.000
	2010	$0.984931	$0.992650	0.000
	2009	$0.986553	$0.984931	0.000
TA PIMCO Tactical - Balanced - Service Class(12)	2012	$0.908646	$0.896845	0.000
Subaccount Inception Date November 19, 2009	2011	$0.962297	$0.908646	0.000
	2010	$1.019726	$0.962297	0.000
	2009	$0.998141	$1.019726	0.000
TA PIMCO Tactical - Conservative - Service Class(13)	2012	$0.884163	$0.877347	0.000
Subaccount Inception Date November 19, 2009	2011	$0.977377	$0.884163	0.000
	2010	$1.021477	$0.977377	0.000
	2009	$0.997247	$1.021477	0.000
TA PIMCO Tactical - Growth - Service Class(14)	2012	$0.855730	$0.842170	0.000
Subaccount Inception Date November 19, 2009	2011	$0.990425	$0.855730	0.000
	2010	$1.020396	$0.990425	0.000
	2009	$0.996379	$1.020396	0.000
TA Hanlon Income - Service Class	2012	$0.987450	$0.998617	0.000
Subaccount Inception Date November 19, 2009	2011	$0.981363	$0.987450	0.000
	2010	$1.002757	$0.981363	0.000
	2009	$0.999938	$1.002757	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.074836	$1.224601	0.000
Subaccount Inception Date November 19, 2009	2011	$1.144369	$1.074836	0.000
	2010	$1.023261	$1.144369	0.000
	2009	$0.999938	$1.023261	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.075961	$1.121227	0.000
Subaccount Inception Date November 19, 2009	2011	$1.066785	$1.075961	0.000
	2010	$0.997328	$1.066785	0.000
	2009	$0.999938	$0.997328	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.228247	$1.443428	0.000
Subaccount Inception Date November 19, 2009	2011	$1.235071	$1.228247	0.000
	2010	$1.028698	$1.235071	0.000
	2009	$0.985137	$1.028698	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.955474	$1.011360	0.000
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.955474	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.975186	$1.017785	0.000
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.975186	0.000
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.915081	$0.992384	0.000
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.915081	0.000
TA PIMCO Real Return TIPS - Service Class	2012	$1.060897	$1.102224	0.000
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.060897	0.000
TA JPMorgan Tactical Allocation - Service Class	2012	$0.989952	$1.039838	0.000
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.989952	0.000
TA JPMorgan Core Bond - Service Class	2012	$1.038517	$1.063310	0.000
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.038517	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2012	$1.275348	$1.369069	249,911.249
Subaccount Inception Date November 10, 2008	2011	$1.279305	$1.275348	330,109.144
	2010	$1.181581	$1.279305	216,744.931
	2009	$1.023163	$1.181581	28,086.083
	2008	$1.000000	$1.023163	0.000
Huntington VA Dividend Capture Fund	2012	$0.968933	$1.058752	0.000
Subaccount Inception Date September 10, 2007	2011	$0.922991	$0.968933	20,844.999
	2010	$0.817770	$0.922991	20,044.952
	2009	$0.666738	$0.817770	28,776.879
	2008	$0.945718	$0.666738	21,232.698
	2007	$1.000000	$0.945718	2,387.890
Huntington VA Growth Fund	2012	$0.767853	$0.831378	0.000
Subaccount Inception Date September 10, 2007	2011	$0.807814	$0.767853	0.000
	2010	$0.749978	$0.807814	38,067.093
	2009	$0.659683	$0.749978	40,100.953
	2008	$1.083751	$0.659683	40,322.731
	2007	$1.000000	$1.083751	4,158.202
Huntington VA Income Equity Fund	2012	$0.816008	$0.885762	0.000
Subaccount Inception Date September 10, 2007	2011	$0.777378	$0.816008	0.000
	2010	$0.709277	$0.777378	0.000
	2009	$0.594890	$0.709277	0.000
	2008	$0.976195	$0.594890	0.000
	2007	$1.000000	$0.976195	0.000
Huntington VA International Equity Fund	2012	$0.761426	$0.851191	3,078.772
Subaccount Inception Date September 10, 2007	2011	$0.878071	$0.761426	3,044.956
	2010	$0.820293	$0.878071	78,465.468
	2009	$0.626893	$0.820293	79,229.616
	2008	$1.075814	$0.626893	79,667.789
	2007	$1.000000	$1.075814	8,604.295
Huntington VA Macro 100 Fund	2012	$0.797161	$0.864378	0.000
Subaccount Inception Date September 10, 2007	2011	$0.824017	$0.797161	0.000
	2010	$0.736518	$0.824017	0.000
	2009	$0.616457	$0.736518	0.000
	2008	$0.951486	$0.616457	0.000
	2007	$1.000000	$0.951486	0.000
Huntington VA Mid Corp America Fund	2012	$0.922451	$1.036186	0.000
Subaccount Inception Date September 10, 2007	2011	$0.967667	$0.922451	0.000
	2010	$0.803733	$0.967667	0.000
	2009	$0.610750	$0.803733	0.000
	2008	$1.018568	$0.610750	0.000
	2007	$1.000000	$1.018568	0.000
Huntington VA Mortgage Securities Fund	2012	$1.108170	$1.122756	0.000
Subaccount Inception Date September 10, 2007	2011	$1.073405	$1.108170	22,818.332
	2010	$1.043862	$1.073405	21,053.006
	2009	$1.009596	$1.043862	22,555.504
	2008	$1.008192	$1.009596	58,855.612
	2007	$1.000000	$1.008192	0.000
Huntington VA Real Strategies Fund	2012	$0.807418	$0.825819	5,375.634
Subaccount Inception Date September 10, 2007	2011	$0.911302	$0.807418	21,867.659
	2010	$0.760952	$0.911302	40,685.377
	2009	$0.576038	$0.760952	37,055.008
	2008	$1.152244	$0.576038	17,887.596
	2007	$1.000000	$1.152244	1,979.479

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Rotating Markets Fund	2012	$0.852770	$0.893983	13,926.545
Subaccount Inception Date September 10, 2007	2011	$0.814100	$0.852770	31,601.655
	2010	$0.773580	$0.814100	20,558.218
	2009	$0.591607	$0.773580	20,599.006
	2008	$1.041692	$0.591607	0.000
	2007	$1.000000	$1.041692	0.000
Huntington VA Situs Fund	2012	$0.931748	$1.120051	3,427.083
Subaccount Inception Date September 10, 2007	2011	$0.959073	$0.931748	3,381.130
	2010	$0.754753	$0.959073	45,714.468
	2009	$0.579051	$0.754753	44,312.766
	2008	$1.005055	$0.579051	44,557.836
	2007	$1.000000	$1.005055	4,465.792
TA Asset Allocation - Conservative - Service Class	2012	$1.031887	$1.084334	0.000
Subaccount Inception Date September 10, 2007	2011	$1.028240	$1.031887	0.000
	2010	$0.964801	$1.028240	0.000
	2009	$0.787872	$0.964801	22,797.739
	2008	$1.022542	$0.787872	501,281.569
	2007	$1.000000	$1.022542	0.000
TA Asset Allocation - Growth - Service Class	2012	$0.799909	$0.881311	0.000
Subaccount Inception Date September 10, 2007	2011	$0.865161	$0.799909	0.000
	2010	$0.769705	$0.865161	0.000
	2009	$0.606051	$0.769705	0.000
	2008	$1.026215	$0.606051	0.000
	2007	$1.000000	$1.026215	0.000
TA Asset Allocation - Moderate - Service Class	2012	$0.977439	$1.045472	2,983.462
Subaccount Inception Date September 10, 2007	2011	$0.994046	$0.977439	75,713.011
	2010	$0.920598	$0.994046	89,088.717
	2009	$0.744078	$0.920598	91,760.665
	2008	$1.028406	$0.744078	98,629.561
	2007	$1.000000	$1.028406	0.000
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.894571	$0.967917	231,232.031
Subaccount Inception Date September 10, 2007	2011	$0.933681	$0.894571	263,102.336
	2010	$0.847250	$0.933681	122,090.610
	2009	$0.675836	$0.847250	400,093.250
	2008	$1.027781	$0.675836	28,217.646
	2007	$1.000000	$1.027781	0.000
TA International Moderate Growth - Service Class	2012	$0.802002	$0.884335	65,549.568
Subaccount Inception Date September 10, 2007	2011	$0.884680	$0.802002	89,509.101
	2010	$0.818535	$0.884680	78,410.263
	2009	$0.645567	$0.818535	44,091.280
	2008	$1.034067	$0.645567	6,418.072
	2007	$1.000000	$1.034067	0.000
TA Barrow Hanley Dividend Focused - Service Class(9)	2012	$0.794763	$0.868461	0.000
Subaccount Inception Date September 10, 2007	2011	$0.791192	$0.794763	18,915.467
	2010	$0.732638	$0.791192	61,277.553
	2009	$0.657170	$0.732638	42,763.755
	2008	$1.016693	$0.657170	43,000.253
	2007	$1.000000	$1.016693	4,444.681

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class(3)	2012	$0.761670	$0.933163	2,091.886
Subaccount Inception Date September 10, 2007	2011	$0.826541	$0.761670	19,307.147
	2010	$0.731187	$0.826541	20,928.047
	2009	$0.560738	$0.731187	0.000
	2008	$0.994744	$0.560738	0.000
	2007	$1.000000	$0.994744	0.000
TA JPMorgan Enhanced Index - Service Class	2012	$0.863458	$0.982678	0.000
Subaccount Inception Date September 10, 2007	2011	$0.876536	$0.863458	0.000
	2010	$0.778434	$0.876536	0.000
	2009	$0.614000	$0.778434	0.000
	2008	$1.002465	$0.614000	0.000
	2007	$1.000000	$1.002465	0.000
TA Jennison Growth - Service Class	2012	$0.960392	$1.086546	0.000
Subaccount Inception Date September 10, 2007	2011	$0.987170	$0.960392	14,929.435
	2010	$0.899221	$0.987170	16,324.250
	2009	$0.651937	$0.899221	17,489.269
	2008	$1.057436	$0.651937	0.000
	2007	$1.000000	$1.057436	0.000
TA Morgan Stanley Capital Growth - Service Class	2012	$0.891316	$1.006602	0.000
Subaccount Inception Date September 10, 2007	2011	$0.967013	$0.891316	0.000
	2010	$0.776120	$0.967013	0.000
	2009	$0.620571	$0.776120	0.000
	2008	$0.997541	$0.620571	0.000
	2007	$1.000000	$0.997541	0.000
TA AEGON High Yield Bond - Service Class	2012	$1.193454	$1.370005	1,248.420
Subaccount Inception Date September 10, 2007	2011	$1.164440	$1.193454	18,940.879
	2010	$1.058868	$1.164440	85,295.499
	2009	$0.735431	$1.058868	83,019.749
	2008	$1.006477	$0.735431	68,464.800
	2007	$1.000000	$1.006477	7,617.114
TA MFS International Equity - Service Class	2012	$0.809123	$0.966683	0.000
Subaccount Inception Date September 10, 2007	2011	$0.919216	$0.809123	0.000
	2010	$0.849994	$0.919216	0.000
	2009	$0.655636	$0.849994	0.000
	2008	$1.037565	$0.655636	0.000
	2007	$1.000000	$1.037565	0.000
TA PIMCO Total Return - Service Class	2012	$1.215089	$1.278371	9,860.768
Subaccount Inception Date September 10, 2007	2011	$1.169738	$1.215089	30,186.545
	2010	$1.115752	$1.169738	154,184.544
	2009	$0.983201	$1.115752	151,275.608
	2008	$1.034733	$0.983201	129,233.231
	2007	$1.000000	$1.034733	14,990.195
TA T. Rowe Price Small Cap - Service Class	2012	$1.119148	$1.266176	9,858.588
Subaccount Inception Date September 10, 2007	2011	$1.124463	$1.119148	9,966.870
	2010	$0.855539	$1.124463	0.000
	2009	$0.630841	$0.855539	0.000
	2008	$1.011893	$0.630841	0.000
	2007	$1.000000	$1.011893	0.000
TA Efficient Markets - Service Class(5)	2012	$1.264908	$1.391323	0.000
Subaccount Inception Date November 10, 2008	2011	$1.319059	$1.264908	0.000
	2010	$1.197245	$1.319059	0.000
	2009	$1.036128	$1.197245	0.000
	2008	$1.000000	$1.036128	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class	2012	$1.071293	$1.180366	23,044.250
Subaccount Inception Date September 10, 2007	2011	$1.053161	$1.071293	49,134.111
	2010	$0.867110	$1.053161	50,578.195
	2009	$0.702286	$0.867110	27,161.953
	2008	$1.062483	$0.702286	27,288.029
	2007	$1.000000	$1.062483	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$0.918951	$0.953055	88,121.072
Subaccount Inception Date September 10, 2007	2011	$0.921931	$0.918951	117,374.930
	2010	$0.861537	$0.921931	35,436.769
	2009	$0.669972	$0.861537	83,123.114
	2008	$1.084772	$0.669972	66,266.172
	2007	$1.000000	$1.084772	6,950.595
TA WMC Diversified Growth - Service Class	2012	$0.792446	$0.876741	2,942.204
Subaccount Inception Date September 10, 2007	2011	$0.841316	$0.792446	2,884.954
	2010	$0.730442	$0.841316	0.000
	2009	$0.578024	$0.730442	0.000
	2008	$1.095479	$0.578024	0.000
	2007	$1.000000	$1.095479	0.000
TA AEGON Money Market - Service Class	2012	$0.951319	$0.932610	0.000
Subaccount Inception Date September 10, 2007	2011	$0.970245	$0.951319	0.000
	2010	$0.989604	$0.970245	87,104.153
	2009	$1.009279	$0.989604	0.000
	2008	$1.007727	$1.009279	0.000
	2007	$1.000000	$1.007727	0.000
TA Systematic Small Mid Cap Value - Service Class	2012	$1.120100	$1.274168	0.000
Subaccount Inception Date January 22, 2008	2011	$1.176077	$1.120100	0.000
	2010	$0.922394	$1.176077	0.000
	2009	$0.658398	$0.922394	0.000
	2008	$1.000000	$0.658398	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.171214	$1.203984	1,251.491
Subaccount Inception Date September 10, 2007	2011	$1.113456	$1.171214	1,320.386
	2010	$1.089701	$1.113456	1,393.755
	2009	$1.066715	$1.089701	0.000
	2008	$1.012993	$1.066715	0.000
	2007	$1.000000	$1.012993	0.000
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.005354	$1.068293	0.000
Subaccount Inception Date May 1, 2008	2011	$1.010594	$1.005354	0.000
	2010	$0.931235	$1.010594	0.000
	2009	$0.815125	$0.931235	0.000
	2008	$1.000000	$0.815125	0.000
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.932973	$1.020265	11,126.486
Subaccount Inception Date May 1, 2008	2011	$0.962507	$0.932973	11,248.683
	2010	$0.868778	$0.962507	0.000
	2009	$0.719388	$0.868778	0.000
	2008	$1.000000	$0.719388	0.000
TA TS&W International Equity - Service Class(10)	2012	$0.701422	$0.800621	0.000
Subaccount Inception Date September 10, 2007	2011	$0.837413	$0.701422	0.000
	2010	$0.789402	$0.837413	0.000
	2009	$0.640688	$0.789402	0.000
	2008	$1.072230	$0.640688	0.000
	2007	$1.000000	$1.072230	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BNP Paribas Large Cap Growth - Service Class(11)	2012	$0.924047	$1.058254	0.000
Subaccount Inception Date September 10, 2007	2011	$0.967005	$0.924047	0.000
	2010	$0.829731	$0.967005	0.000
	2009	$0.583323	$0.829731	0.000
	2008	$1.029566	$0.583323	0.000
	2007	$1.000000	$1.029566	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.071339	$1.142389	0.000
Subaccount Inception Date September 10, 2007	2011	$1.173932	$1.071339	0.000
	2010	$0.896384	$1.173932	19,187.522
	2009	$0.571014	$0.896384	20,212.671
	2008	$1.087538	$0.571014	20,324.450
	2007	$1.000000	$1.087538	2,085.540
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.171214	$1.203984	0.000
Subaccount Inception Date September 10, 2007	2011	$1.113456	$1.171214	0.000
	2010	$1.089701	$1.113456	0.000
	2009	$1.066715	$1.089701	0.000
	2008	$1.012993	$1.066715	0.000
	2007	$1.000000	$1.012993	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.643571	$0.776873
Subaccount Inception Date September 10, 2007	2011	$0.711169	$0.673571	0.000
	2010	$0.678280	$0.711169	0.000
	2009	$0.468290	$0.678280	0.000
	2008	$0.993240	$0.468290	0.000
	2007	$1.000000	$0.993240	0.000
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.960163	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.262014	$1.399856	0.000
Subaccount Inception Date November 10, 2008	2011	$1.330376	$1.262014	0.000
	2010	$1.232706	$1.330376	0.000
	2009	$1.012300	$1.232706	0.000
	2008	$1.000000	$1.012300	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2012	$0.800676	$0.920244	0.000
Subaccount Inception Date September 10, 2007	2011	$0.769920	$0.800676	0.000
	2010	$0.696212	$0.769920	0.000
	2009	$0.590070	$0.696212	0.000
	2008	$1.014961	$0.590070	0.000
	2007	$1.000000	$1.014961	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.862777	$0.987050	0.000
Subaccount Inception Date September 10, 2007	2011	$0.914308	$0.862777	15,706.210
	2010	$0.849100	$0.914308	17,173.604
	2009	$0.631694	$0.849100	18,399.236
	2008	$1.070778	$0.631694	0.000
	2007	$1.000000	$1.070778	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.979368	$1.102363	57,802.626
Subaccount Inception Date May 1, 2008	2011	$1.038655	$0.979368	59,066.035
	2010	$0.899667	$1.038655	54,517.819
	2009	$0.663418	$0.899667	0.000
	2008	$1.000000	$0.663418	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$0.870520	$0.991099	0.000
Subaccount Inception Date September 10, 2007	2011	$0.913324	$0.870520	0.000
	2010	$0.796717	$0.913324	39,148.576
	2009	$0.599889	$0.796717	41,240.206
	2008	$1.067807	$0.599889	41,468.276
	2007	$1.000000	$1.067807	4,245.451
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$0.774927	$0.889212	0.000
Subaccount Inception Date September 10, 2007	2011	$0.785253	$0.774927	0.000
	2010	$0.696980	$0.785253	42,034.564
	2009	$0.547358	$0.696980	44,280.392
	2008	$0.976364	$0.547358	44,525.279
	2007	$1.000000	$0.976364	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.838635	$0.940520	0.000
Subaccount Inception Date September 10, 2007	2011	$0.855650	$0.838635	0.000
	2010	$0.704615	$0.855650	19,441.960
	2009	$0.561641	$0.704615	20,480.704
	2008	$1.087339	$0.561641	20,593.978
	2007	$1.000000	$1.087339	2,095.388
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$0.924479	$1.038231	0.000
Subaccount Inception Date September 10, 2007	2011	$1.057738	$0.924479	16,269.395
	2010	$0.839130	$1.057738	37,663.275
	2009	$0.612447	$0.839130	39,994.658
	2008	$1.034477	$0.612447	21,051.488
	2007	$1.000000	$1.034477	2,196.690
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$0.800444	$0.997044	0.000
Subaccount Inception Date September 10, 2007	2011	$0.897540	$0.800444	0.000
	2010	$0.724622	$0.897540	0.000
	2009	$0.470320	$0.724622	0.000
	2008	$0.984893	$0.470320	0.000
	2007	$1.000000	$0.984893	0.000
Franklin Income Securities Fund - Class 2	2012	$1.016231	$1.122238	1,461.411
Subaccount Inception Date September 10, 2007	2011	$1.012379	$1.016231	30,447.244
	2010	$0.916469	$1.012379	33,233.454
	2009	$0.689402	$0.916469	33,861.540
	2008	$0.999719	$0.689402	0.000
	2007	$1.000000	$0.999719	0.000
Mutual Shares Securities Fund - Class 2	2012	$0.813039	$0.910543	0.000
Subaccount Inception Date September 10, 2007	2011	$0.837998	$0.813039	0.000
	2010	$0.768699	$0.837998	20,400.562
	2009	$0.622031	$0.768699	21,490.527
	2008	$1.008925	$0.622031	21,609.383
	2007	$1.000000	$1.008925	2,257.656
Templeton Foreign Securities Fund - Class 2	2012	$0.800339	$0.927626	0.000
Subaccount Inception Date September 10, 2007	2011	$0.913465	$0.800339	0.000
	2010	$0.859465	$0.913465	0.000
	2009	$0.639692	$0.859465	0.000
	2008	$1.094471	$0.639692	0.000
	2007	$1.000000	$1.094471	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.309051	$1.475758	10,256.736
Subaccount Inception Date November 10, 2008	2011	$1.359873	$1.309051	10,422.425
	2010	$1.260066	$1.359873	6,223.682
	2009	$0.989628	$1.260066	0.000
	2008	$1.000000	$0.989628	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$0.999514	$1.146264	0.000
Subaccount Inception Date September 10, 2007	2011	$1.036588	$0.999514	0.000
	2010	$0.842337	$1.036588	0.000
	2009	$0.594830	$0.842337	0.000
	2008	$1.080794	$0.594830	0.000
	2007	$1.000000	$1.080794	0.000
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.698269	$0.820458	0.000
Subaccount Inception Date September 10, 2007	2011	$0.828040	$0.698269	0.000
	2010	$0.731122	$0.828040	0.000
	2009	$0.542740	$0.731122	43,753.895
	2008	$1.003133	$0.542740	0.000
	2007	$1.000000	$1.003133	0.000
MFS® New Discovery Series – Service Class	2012	$1.078374	$1.278043	0.000
Subaccount Inception Date September 10, 2007	2011	$1.228863	$1.078374	0.000
	2010	$0.922038	$1.228863	0.000
	2009	$0.577252	$0.922038	0.000
	2008	$0.973634	$0.577252	0.000
	2007	$1.000000	$0.973634	0.000
MFS® Total Return Series – Service Class	2012	$0.947083	$1.029931	0.000
Subaccount Inception Date September 10, 2007	2011	$0.950909	$0.947083	0.000
	2010	$0.884700	$0.950909	0.000
	2009	$0.766539	$0.884700	0.000
	2008	$1.006614	$0.766539	0.000
	2007	$1.000000	$1.006614	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.097305	$1.246157	2,775.611
Subaccount Inception Date November 19, 2009	2011	$1.108122	$1.097305	2,928.420
	2010	$1.007586	$1.108122	3,091.126
	2009	$0.989768	$1.007586	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.072026	$1.104093	4,025.221
Subaccount Inception Date November 19, 2009	2011	$1.033538	$1.072026	4,246.800
	2010	$0.993302	$1.033538	4,482.778
	2009	$1.000889	$0.993302	0.000
American Funds - Growth- Income Fund - Class 2(4)	2012	$1.053486	$1.209692	0.000
Subaccount Inception Date November 19, 2009	2011	$1.097757	$1.053486	0.000
	2010	$1.007829	$1.097757	0.000
	2009	$0.986792	$1.007829	0.000
American Funds - Growth Fund - Class 2(4)	2012	$1.088270	$1.253982	0.000
Subaccount Inception Date November 19, 2009	2011	$1.162985	$1.088270	0.000
	2010	$1.002444	$1.162985	0.000
	2009	$0.986471	$1.002444	0.000
American Funds - International Fund - Class 2(4)	2012	$0.863939	$0.995631	0.000
Subaccount Inception Date November 19, 2009	2011	$1.027239	$0.863939	0.000
	2010	$0.979961	$1.027239	0.000
	2009	$0.982902	$0.979961	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.017960	$1.117951	0.000
Subaccount Inception Date November 19, 2009	2011	$1.073573	$1.017960	0.000
	2010	$1.003223	$1.073573	0.000
	2009	$0.988800	$1.003223	0.000
TA BlackRock Global Allocation - Service Class(1)	2012	$1.214619	$1.308202	52,352.455
Subaccount Inception Date May 1, 2009	2011	$1.289421	$1.214619	53,308.168
	2010	$1.199247	$1.289421	50,236.869
	2009	$1.000000	$1.199247	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class	2012	$1.334505	$1.439207	17,547.097
Subaccount Inception Date May 1, 2009	2011	$1.312019	$1.334505	17,839.182
	2010	$1.202998	$1.312019	2,510.973
	2009	$1.000000	$1.202998	0.000
TA Janus Balanced - Service Class	2012	$0.870855	$0.960410	2,901.956
Subaccount Inception Date November 19, 2009	2011	$0.995916	$0.870855	8,253.021
	2010	$0.985270	$0.995916	8,981.751
	2009	$0.986561	$0.985270	0.000
TA PIMCO Tactical - Balanced - Service Class(12)	2012	$0.914306	$0.905090	0.000
Subaccount Inception Date November 19, 2009	2011	$0.965451	$0.914306	0.000
	2010	$1.020080	$0.965451	0.000
	2009	$0.998149	$1.020080	0.000
TA PIMCO Tactical - Conservative - Service Class(13)	2012	$0.889689	$0.885453	0.000
Subaccount Inception Date November 19, 2009	2011	$0.980601	$0.889689	85,132.848
	2010	$1.021832	$0.980601	0.000
	2009	$0.997255	$1.021832	0.000
TA PIMCO Tactical - Growth - Service Class(14)	2012	$0.861075	$0.849935	0.000
Subaccount Inception Date November 19, 2009	2011	$0.993687	$0.861075	0.000
	2010	$1.020750	$0.993687	0.000
	2009	$0.996387	$1.020750	0.000
TA Hanlon Income - Service Class	2012	$0.993605	$1.007808	0.000
Subaccount Inception Date November 19, 2009	2011	$0.984590	$0.993605	0.000
	2010	$1.003102	$0.984590	0.000
	2009	$0.999946	$1.003102	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.081538	$1.235883	0.000
Subaccount Inception Date November 19, 2009	2011	$1.148129	$1.081538	0.000
	2010	$1.023612	$1.148129	0.000
	2009	$0.999946	$1.023612	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.082666	$1.131562	2,706.912
Subaccount Inception Date November 19, 2009	2011	$1.070290	$1.082666	2,855.942
	2010	$0.997673	$1.070290	3,014.632
	2009	$0.999946	$0.997673	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.235895	$1.456707	0.000
Subaccount Inception Date November 19, 2009	2011	$1.239127	$1.235895	0.000
	2010	$1.029054	$1.239127	0.000
	2009	$0.985145	$1.029054	0.000
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.315837	$0.218481	12,359.432
Subaccount Inception Date May 1, 2009	2011	$0.402430	$0.315837	131,078.387
	2010	$0.560486	$0.402430	58,804.151
	2009	$1.000000	$0.560486	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.957342	$1.016336	0.000
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.957342	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.977077	$1.022771	0.000
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.977077	0.000
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.916867	$0.997255	24,671.421
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.916867	36,431.813
TA PIMCO Real Return TIPS - Service Class	2012	$1.062964	$1.107636	3,999.922
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.062964	4,075.717
TA JPMorgan Tactical Allocation - Service Class	2012	$0.991877	$1.044944	0.000
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.991877	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class	2012	$1.040550	$1.068543	0.000
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.040550	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.005607	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.000675	0.000
TA Market Participation Strategy - Service Class(16)
Subaccount inception date September 17, 2012	2012	$1.000000	$0.988353	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2012	$1.277315	$1.371856	3,018.078
Subaccount Inception Date November 10, 2008	2011	$1.280660	$1.277315	3,290.178
	2010	$1.182241	$1.280660	3,402.128
	2009	$1.023233	$1.182241	3,528.731
	2008	$1.000000	$1.023233	0.000
TA Asset Allocation - Conservative - Service Class	2012	$1.041413	$1.094890	0.000
Subaccount Inception Date September 10, 2007	2011	$1.037227	$1.041413	0.000
	2010	$0.972755	$1.037227	0.000
	2009	$0.793990	$0.972755	0.000
	2008	$1.000000	$0.793990	0.000
TA Asset Allocation - Moderate - Service Class	2012	$1.005964	$1.076523	282,263.204
Subaccount Inception Date September 10, 2007	2011	$1.022550	$1.005964	246,284.024
	2010	$0.946527	$1.022550	247,749.590
	2009	$0.764658	$0.946527	249,345.779
	2008	$1.000000	$0.764658	125,368.003
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.949221	$1.027546	64,698.371
Subaccount Inception Date September 10, 2007	2011	$0.990224	$0.949221	66,098.086
	2010	$0.898123	$0.990224	66,426.534
	2009	$0.716069	$0.898123	67,545.593
	2008	$1.000000	$0.716069	0.000
TA International Moderate Growth - Service Class	2012	$0.851811	$0.939715	21,695.862
Subaccount Inception Date September 10, 2007	2011	$0.939166	$0.851811	20,791.138
	2010	$0.868514	$0.939166	21,247.767
	2009	$0.684650	$0.868514	21,201.971
	2008	$1.000000	$0.684650	0.000
TA PIMCO Total Return - Service Class	2012	$1.136107	$1.195869	0.000
Subaccount Inception Date September 10, 2007	2011	$1.093181	$1.136107	0.000
	2010	$1.042214	$1.093181	0.000
	2009	$0.917950	$1.042214	0.000
	2008	$1.000000	$0.917950	0.000
TA Efficient Markets - Service Class(5)	2012	$1.266873	$1.394176	0.000
Subaccount Inception Date November 10, 2008	2011	$1.320461	$1.266873	0.000
	2010	$1.197925	$1.320461	0.000
	2009	$1.036202	$1.197925	0.000
	2008	$1.000000	$1.036202	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.119835	$1.234467	3,438.449
Subaccount Inception Date September 10, 2007	2011	$1.100340	$1.119835	3,810.019
	2010	$0.905514	$1.100340	4,438.257
	2009	$0.733029	$0.905514	4,748.204
	2008	$1.000000	$0.733029	0.000
TA AEGON Money Market - Service Class	2012	$0.944739	$0.926620	0.000
Subaccount Inception Date September 10, 2007	2011	$0.963061	$0.944739	0.000
	2010	$0.981792	$0.963061	0.000
	2009	$1.000804	$0.981792	0.000
	2008	$1.000000	$1.000804	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.132940	$1.165209	0.000
Subaccount Inception Date September 10, 2007	2011	$1.076537	$1.132940	0.000
	2010	$1.053056	$1.076537	0.000
	2009	$1.030339	$1.053056	0.000
	2008	$1.000000	$1.030339	0.000
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.007162	$1.070743	0.000
Subaccount Inception Date May 1, 2008	2011	$1.011917	$1.007162	0.000
	2010	$0.931999	$1.011917	0.000
	2009	$0.815389	$0.931999	0.000
	2008	$1.000000	$0.815389	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.934661	$1.022629	0.000
Subaccount Inception Date May 1, 2008	2011	$0.963772	$0.934661	0.000
	2010	$0.869488	$0.963772	0.000
	2009	$0.719630	$0.869488	0.000
	2008	$1.000000	$0.719630	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.263956	$1.402702	0.000
Subaccount Inception Date November 10, 2008	2011	$1.331774	$1.263956	0.000
	2010	$1.233390	$1.331774	0.000
	2009	$1.012367	$1.233390	0.000
	2008	$1.000000	$1.012367	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.981128	$1.104879	0.000
Subaccount Inception Date May 1, 2008	2011	$1.040017	$0.981128	0.000
	2010	$0.900399	$1.040017	0.000
	2009	$0.663638	$0.900399	0.000
	2008	$1.000000	$0.663638	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.311076	$1.478775	0.000
Subaccount Inception Date November 10, 2008	2011	$1.361314	$1.311076	0.000
	2010	$1.260784	$1.361314	0.000
	2009	$0.989698	$1.260784	0.000
	2008	$1.000000	$0.989698	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.098433	$1.248049	0.000
Subaccount Inception Date November 19, 2009	2011	$1.108724	$1.098433	0.000
	2010	$1.007640	$1.108724	0.000
	2009	$0.989770	$1.007640	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.073163	$1.105809	0.000
Subaccount Inception Date November 19, 2009	2011	$1.034117	$1.073163	0.000
	2010	$0.993361	$1.034117	0.000
	2009	$1.000891	$0.993361	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.019006	$1.119656	0.000
Subaccount Inception Date November 19, 2009	2011	$1.074161	$1.019006	0.000
	2010	$1.003281	$1.074161	0.000
	2009	$0.988801	$1.003281	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.083783	$1.133279	0.000
Subaccount Inception Date November 19, 2009	2011	$1.070874	$1.083783	0.000
	2010	$0.997727	$1.070874	0.000
	2009	$0.999947	$0.997727	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.977398	$1.023603	0.000
Subaccount Inception Date December 9, 2011	2011	$1.000000	$0.977398	0.000

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2012	$1.283236	$1.380253	1,413,178.096
Subaccount Inception Date November 10, 2008	2011	$1.284703	$1.283236	1,393,312.319
	2010	$1.184238	$1.284703	1,087,450.718
	2009	$1.023444	$1.184238	305,801.547
	2008	$1.000000	$1.023444	0.000
Huntington VA Dividend Capture Fund	2012	$0.977162	$1.069849	68,561.060
Subaccount Inception Date September 10, 2007	2011	$0.929015	$0.977162	33,176.579
	2010	$0.821495	$0.929015	10,054.175
	2009	$0.668467	$0.821495	2,827.644
	2008	$0.946297	$0.668467	0.000
	2007	$1.000000	$0.946297	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Growth Fund	2012	$0.774381	$0.840095	4,987.108
Subaccount Inception Date September 10, 2007	2011	$0.813092	$0.774381	5,058.242
	2010	$0.753393	$0.813092	12,952.802
	2009	$0.661391	$0.753393	13,647.076
	2008	$1.084400	$0.661391	14,781.140
	2007	$1.000000	$1.084400	3,771.114
Huntington VA Income Equity Fund	2012	$0.822955	$0.895069	0.000
Subaccount Inception Date September 10, 2007	2011	$0.782464	$0.822955	0.000
	2010	$0.712513	$0.782464	0.000
	2009	$0.596423	$0.712513	0.000
	2008	$0.976787	$0.596423	0.000
	2007	$1.000000	$0.976787	0.000
Huntington VA International Equity Fund	2012	$0.767885	$0.860100	143,799.342
Subaccount Inception Date September 10, 2007	2011	$0.883797	$0.767885	124,445.414
	2010	$0.824033	$0.883797	122,317.734
	2009	$0.628521	$0.824033	43,110.499
	2008	$1.076462	$0.628521	14,496.677
	2007	$1.000000	$1.076462	3,813.310
Huntington VA Macro 100 Fund	2012	$0.803937	$0.873454	0.000
Subaccount Inception Date September 10, 2007	2011	$0.829402	$0.803937	0.000
	2010	$0.739870	$0.829402	0.000
	2009	$0.618051	$0.739870	0.000
	2008	$0.952066	$0.618051	0.000
	2007	$1.000000	$0.952066	0.000
Huntington VA Mid Corp America Fund	2012	$0.930290	$1.047054	4,391.495
Subaccount Inception Date September 10, 2007	2011	$0.973981	$0.930290	2,834.148
	2010	$0.807395	$0.973981	3,227.414
	2009	$0.612331	$0.807395	2,324.453
	2008	$1.019183	$0.612331	0.000
	2007	$1.000000	$1.019183	0.000
Huntington VA Mortgage Securities Fund	2012	$1.117578	$1.134533	69,877.768
Subaccount Inception Date September 10, 2007	2011	$1.080404	$1.117578	59,364.801
	2010	$1.048607	$1.080404	54,293.216
	2009	$1.012205	$1.048607	4,077.607
	2008	$1.008801	$1.012205	0.000
	2007	$1.000000	$1.008801	0.000
Huntington VA Real Strategies Fund	2012	$0.814252	$0.834455	50,664.121
Subaccount Inception Date September 10, 2007	2011	$0.917227	$0.814252	32,192.171
	2010	$0.764404	$0.917227	30,788.378
	2009	$0.577524	$0.764404	22,253.064
	2008	$1.152941	$0.577524	0.000
	2007	$1.000000	$1.152941	0.000
Huntington VA Rotating Markets Fund	2012	$0.860021	$0.903361	17,224.629
Subaccount Inception Date September 10, 2007	2011	$0.819420	$0.860021	9,365.237
	2010	$0.777110	$0.819420	10,793.663
	2009	$0.593133	$0.777110	10,539.152
	2008	$1.042321	$0.593133	0.000
	2007	$1.000000	$1.042321	0.000
Huntington VA Situs Fund	2012	$0.939677	$1.131818	123,103.363
Subaccount Inception Date September 10, 2007	2011	$0.965352	$0.939677	108,449.356
	2010	$0.758198	$0.965352	94,795.377
	2009	$0.580545	$0.758198	39,924.840
	2008	$1.005660	$0.580545	13,647.923
	2007	$1.000000	$1.005660	2,709.069

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.040662	$1.095719	48,186.516
Subaccount Inception Date September 10, 2007	2011	$1.034951	$1.040662	53,707.244
	2010	$0.969193	$1.034951	55,142.217
	2009	$0.789912	$0.969193	80,743.921
	2008	$1.023157	$0.789912	46,904.354
	2007	$1.000000	$1.023157	0.000
TA Asset Allocation - Growth - Service Class	2012	$0.806723	$0.890573	0.000
Subaccount Inception Date September 10, 2007	2011	$0.870816	$0.806723	15,042.163
	2010	$0.773221	$0.870816	15,163.491
	2009	$0.607626	$0.773221	15,301.411
	2008	$1.026835	$0.607626	15,453.543
	2007	$1.000000	$1.026835	0.000
TA Asset Allocation - Moderate - Service Class	2012	$0.985750	$1.056449	256,791.472
Subaccount Inception Date September 10,2007	2011	$1.000538	$0.985750	526,290.748
	2010	$0.924794	$1.000538	561,557.819
	2009	$0.745998	$0.924794	392,522.068
	2008	$1.029029	$0.745998	347,671.054
	2007	$1.000000	$1.029029	0.000
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.902177	$0.978062	1,052,951.062
Subaccount Inception Date September 10, 2007	2011	$0.939767	$0.902177	2,079,120.598
	2010	$0.851107	$0.939767	1,788,428.715
	2009	$0.677580	$0.851107	1,550,037.398
	2008	$1.028404	$0.677580	1,176,788.697
	2007	$1.000000	$1.028404	0.000
TA International Moderate Growth - Service Class	2012	$0.808807	$0.893600	737,732.508
Subaccount Inception Date September 10, 2007	2011	$0.890435	$0.808807	487,924.090
	2010	$0.822246	$0.890435	424,132.502
	2009	$0.647227	$0.822246	127,468.608
	2008	$1.034687	$0.647227	54,954.495
	2007	$1.000000	$1.034687	0.000
TA Barrow Hanley Dividend Focused - Service Class(9)	2012	$0.801507	$0.877560	199,660.227
Subaccount Inception Date September 10, 2007	2011	$0.796335	$0.801507	167,759.954
	2010	$0.735955	$0.796335	136,888.704
	2009	$0.658855	$0.735955	27,188.278
	2008	$1.017303	$0.658855	9,548.690
	2007	$1.000000	$1.017303	638.921
TA Clarion Global Real Estate Securities - Service Class	2012	$0.768145	$0.942948	64,685.139
Subaccount Inception Date September 10, 2007	2011	$0.831935	$0.768145	32,503.786
	2010	$0.734517	$0.831935	18,382.235
	2009	$0.562192	$0.734517	10,459.677
	2008	$0.995347	$0.562192	0.000
	2007	$1.000000	$0.995347	0.000
TA JPMorgan Enhanced Index - Service Class	2012	$0.870759	$0.992929	0.000
Subaccount Inception Date September 10, 2007	2011	$0.882228	$0.870759	0.000
	2010	$0.781955	$0.882228	0.000
	2009	$0.615575	$0.781955	0.000
	2008	$1.003075	$0.615575	0.000
	2007	$1.000000	$1.003075	0.000
TA Jennison Growth - Service Class	2012	$0.968534	$1.097922	0.000
Subaccount Inception Date September 10, 2007	2011	$0.993599	$0.968534	0.000
	2010	$0.903308	$0.993599	307.166
	2009	$0.653619	$0.903308	0.000
	2008	$1.058075	$0.653619	0.000
	2007	$1.000000	$1.058075	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class	2012	$0.898881	$1.017134	0.000
Subaccount Inception Date September 10, 2007	2011	$0.973311	$0.898881	0.000
	2010	$0.779642	$0.973311	0.000
	2009	$0.622165	$0.779642	0.000
	2008	$0.998140	$0.622165	0.000
	2007	$1.000000	$0.998140	0.000
TA AEGON High Yield Bond - Service Class	2012	$1.203610	$1.384384	28,910.769
Subaccount Inception Date September 10, 2007	2011	$1.172046	$1.203610	17,200.610
	2010	$1.063705	$1.172046	4,597.971
	2009	$0.737339	$1.063705	0.000
	2008	$1.007090	$0.737339	0.000
	2007	$1.000000	$1.007090	0.000
TA MFS International Equity - Service Class	2012	$0.815992	$0.976798	0.000
Subaccount Inception Date September 10, 2007	2011	$0.925199	$0.815992	0.000
	2010	$0.853844	$0.925199	352.756
	2009	$0.657313	$0.853844	366.039
	2008	$1.038186	$0.657313	328.086
	2007	$1.000000	$1.038186	633.086
TA PIMCO Total Return - Service Class	2012	$1.225391	$1.291760	352,263.659
Subaccount Inception Date September 10, 2007	2011	$1.177363	$1.225391	335,006.441
	2010	$1.120822	$1.177363	353,301.653
	2009	$0.985737	$1.120822	106,818.286
	2008	$1.035355	$0.985737	23,025.446
	2007	$1.000000	$1.035355	5,220.395
TA T. Rowe Price Small Cap - Service Class	2012	$1.128679	$1.279479	27,975.105
Subaccount Inception Date September 10, 2007	2011	$1.131825	$1.128679	14,936.202
	2010	$0.859451	$1.131825	354.588
	2009	$0.632477	$0.859451	367.944
	2008	$1.012503	$0.632477	329.241
	2007	$1.000000	$1.012503	629.255
TA Efficient Markets - Service Class(5)	2012	$1.272722	$1.402676	11,426.351
Subaccount Inception Date November 10, 2008	2011	$1.324610	$1.272722	11,557.755
	2010	$1.199928	$1.324610	0.000
	2009	$1.036413	$1.199928	0.000
	2008	$1.000000	$1.036413	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.080378	$1.192729	37,717.413
Subaccount Inception Date September 10, 2007	2011	$1.060019	$1.080378	94,666.892
	2010	$0.871054	$1.060019	68,834.282
	2009	$0.704097	$0.871054	46,654.944
	2008	$1.063123	$0.704097	43,230.394
	2007	$1.000000	$1.063123	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$0.926759	$0.963050	333,939.839
Subaccount Inception Date September 10, 2007	2011	$0.927952	$0.926759	65,287.687
	2010	$0.865453	$0.927952	0.000
	2009	$0.671695	$0.865453	0.000
	2008	$1.085428	$0.671695	0.000
	2007	$1.000000	$1.085428	0.000
TA WMC Diversified Growth - Service Class	2012	$0.799184	$0.885940	11,579.786
Subaccount Inception Date September 10, 2007	2011	$0.846821	$0.799184	13,513.396
	2010	$0.733780	$0.846821	9,212.833
	2009	$0.579516	$0.733780	9,701.222
	2008	$1.096136	$0.579516	10,428.052
	2007	$1.000000	$1.096136	3,112.725

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Service Class	2012	$0.959394	$0.942392	304,139.074
Subaccount Inception Date September 10, 2007	2011	$0.976555	$0.959394	361,500.736
	2010	$0.994079	$0.976555	438,250.044
	2009	$1.011879	$0.994079	281,341.634
	2008	$1.008329	$1.011879	73,537.318
	2007	$1.000000	$1.008329	0.000
TA Systematic Small Mid Cap Value - Service Class	2012	$1.128808	$1.286608	0.000
Subaccount Inception Date January 22, 2008	2011	$1.182908	$1.128808	0.000
	2010	$0.925936	$1.182908	0.000
	2009	$0.659621	$0.925936	0.000
	2008	$1.000000	$0.659621	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.181162	$1.216607	10,533.721
Subaccount Inception Date September 10, 2007	2011	$1.120706	$1.181162	11,811.585
	2010	$1.094646	$1.120706	31,401.435
	2009	$1.069457	$1.094646	253,933.540
	2008	$1.013606	$1.069457	2,077.381
	2007	$1.000000	$1.013606	0.000
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.012608	$1.078133	68,851.374
Subaccount Inception Date May 1, 2008	2011	$1.015898	$1.012608	95,153.215
	2010	$0.934286	$1.015898	60,934.633
	2009	$0.816191	$0.934286	40,701.592
	2008	$1.000000	$0.816191	34,162.919
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.939702	$1.029644	224,060.638
Subaccount Inception Date May 1, 2008	2011	$0.967555	$0.939702	266,587.810
	2010	$0.871619	$0.967555	325,107.228
	2009	$0.720336	$0.871619	263,079.441
	2008	$1.000000	$0.720336	44,736.733
TA TS&W International Equity - Service Class(10)	2012	$0.707399	$0.809044	0.000
Subaccount Inception Date September 10, 2007	2011	$0.842889	$0.707399	2,498.701
	2010	$0.792999	$0.842889	4,080.533
	2009	$0.642343	$0.792999	4,266.242
	2008	$1.072876	$0.642343	4,217.974
	2007	$1.000000	$1.072876	609.679
TA BNP Paribas Large Cap Growth - Service Class(11)	2012	$0.931900	$1.069346	0.000
Subaccount Inception Date September 10, 2007	2011	$0.973303	$0.931900	0.000
	2010	$0.833505	$0.973303	0.000
	2009	$0.584830	$0.833505	0.000
	2008	$1.030188	$0.584830	0.000
	2007	$1.000000	$1.030188	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.080451	$1.154375	0.000
Subaccount Inception Date September 10, 2007	2011	$1.181601	$1.080451	0.000
	2010	$0.900477	$1.181601	0.000
	2009	$0.572498	$0.900477	0.000
	2008	$1.088197	$0.572498	0.000
	2007	$1.000000	$1.088197	0.000
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.181162	$1.216607	0.000
Subaccount Inception Date September 10, 2007	2011	$1.120706	$1.181162	67,916.063
	2010	$1.094646	$1.120706	55,218.348
	2009	$1.069457	$1.094646	57,916.380
	2008	$1.013606	$1.069457	61,204.129
	2007	$1.000000	$1.013606	0.000
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.679302	$0.785033	0.000
Subaccount Inception Date September 10, 2007	2011	$0.715816	$0.679302	0.000
	2010	$0.681369	$0.715816	0.000
	2009	$0.469499	$0.681369	0.000
	2008	$0.993836	$0.469499	0.000
	2007	$1.000000	$0.993836	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.961445	13,973.757
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.269795	$1.411267	10,611.589
Subaccount Inception Date November 10, 2008	2011	$1.335965	$1.269795	10,729.522
	2010	$1.235456	$1.335965	6,080.061
	2009	$1.012578	$1.235456	0.000
	2008	$1.000000	$1.012578	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2012	$0.807498	$0.929923	6,372.272
Subaccount Inception Date September 10, 2007	2011	$0.774960	$0.807498	0.000
	2010	$0.699386	$0.774960	0.000
	2009	$0.591589	$0.699386	0.000
	2008	$1.015574	$0.591589	0.000
	2007	$1.000000	$1.015574	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.870099	$0.997386	0.000
Subaccount Inception Date September 10, 2007	2011	$0.920274	$0.870099	0.000
	2010	$0.852967	$0.920274	344.736
	2009	$0.633316	$0.852967	357.825
	2008	$1.071423	$0.633316	320.054
	2007	$1.000000	$1.071423	614.917
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.986432	$1.112499	78,633.872
Subaccount Inception Date May 1, 2008	2011	$1.044104	$0.986432	80,396.896
	2010	$0.902620	$1.044104	67,580.854
	2009	$0.664291	$0.902620	41,956.119
	2008	$1.000000	$0.664291	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$0.877920	$1.001507	32,572.161
Subaccount Inception Date September 10, 2007	2011	$0.919292	$0.877920	23,749.602
	2010	$0.800354	$0.919292	9,046.294
	2009	$0.601438	$0.800354	4,436.268
	2008	$1.068445	$0.601438	321.143
	2007	$1.000000	$1.068445	614.834
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$0.781508	$0.898539	406.704
Subaccount Inception Date September 10, 2007	2011	$0.790374	$0.781508	413.648
	2010	$0.700147	$0.790374	477.369
	2009	$0.548765	$0.700147	134.858
	2008	$0.976956	$0.548765	0.000
	2007	$1.000000	$0.976956	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.845776	$0.950403	0.000
Subaccount Inception Date September 10, 2007	2011	$0.861246	$0.845776	0.000
	2010	$0.707834	$0.861246	0.000
	2009	$0.563106	$0.707834	0.000
	2008	$1.088004	$0.563106	0.000
	2007	$1.000000	$1.088004	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$0.932347	$1.049137	72,897.246
Subaccount Inception Date September 10, 2007	2011	$1.064643	$0.932347	58,446.539
	2010	$0.842947	$1.064643	54,002.048
	2009	$0.614029	$0.842947	17,592.961
	2008	$1.035104	$0.614029	13,207.480
	2007	$1.000000	$1.035104	3,297.732
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$0.807263	$1.007517	0.000
Subaccount Inception Date September 10, 2007	2011	$0.903413	$0.807263	0.000
	2010	$0.727935	$0.903413	0.000
	2009	$0.471539	$0.727935	0.000
	2008	$0.985489	$0.471539	0.000
	2007	$1.000000	$0.985489	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income Securities Fund - Class 2	2012	$1.024851	$1.133996	30,105.816
Subaccount Inception Date September 10, 2007	2011	$1.018968	$1.024851	16,232.985
	2010	$0.920628	$1.018968	1,085.105
	2009	$0.691172	$0.920628	0.000
	2008	$1.000323	$0.691172	0.000
	2007	$1.000000	$1.000323	0.000
Mutual Shares Securities Fund - Class 2	2012	$0.819923	$0.920063	8,797.116
Subaccount Inception Date September 10, 2007	2011	$0.843440	$0.819923	10,002.472
	2010	$0.772176	$0.843440	20,452.107
	2009	$0.623628	$0.772176	19,547.703
	2008	$1.009534	$0.623628	10,467.095
	2007	$1.000000	$1.009534	2,669.071
Templeton Foreign Securities Fund - Class 2	2012	$0.807127	$0.937332	21,304.145
Subaccount Inception Date September 10, 2007	2011	$0.919410	$0.807127	11,032.383
	2010	$0.863365	$0.919410	171.353
	2009	$0.641342	$0.863365	177.807
	2008	$1.095130	$0.641342	159.302
	2007	$1.000000	$1.095130	308.431
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.317132	$1.487796	11,162.116
Subaccount Inception Date November 10, 2008	2011	$1.365595	$1.317132	11,354.014
	2010	$1.262890	$1.365595	11,608.313
	2009	$0.989903	$1.262890	2,631.572
	2008	$1.000000	$0.989903	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.008010	$1.158294	0.000
Subaccount Inception Date September 10, 2007	2011	$1.043357	$1.008010	0.000
	2010	$0.846177	$1.043357	0.000
	2009	$0.596362	$0.846177	0.000
	2008	$1.081448	$0.596362	0.000
	2007	$1.000000	$1.081448	0.000
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.704212	$0.829069	0.000
Subaccount Inception Date September 10, 2007	2011	$0.833448	$0.704212	0.000
	2010	$0.734453	$0.833448	0.000
	2009	$0.544144	$0.734453	0.000
	2008	$1.003739	$0.544144	0.000
	2007	$1.000000	$1.003739	0.000
MFS® New Discovery Series – Service Class	2012	$1.087532	$1.291440	829.122
Subaccount Inception Date September 10, 2007	2011	$1.236867	$1.087532	1,342.420
	2010	$0.926223	$1.236867	1,334.870
	2009	$0.578739	$0.926223	0.000
	2008	$0.974221	$0.578739	0.000
	2007	$1.000000	$0.974221	0.000
MFS® Total Return Series – Service Class	2012	$0.955131	$1.040731	26,893.829
Subaccount Inception Date September 10, 2007	2011	$0.957124	$0.955131	28,692.640
	2010	$0.888734	$0.957124	8,936.459
	2009	$0.768517	$0.888734	9,415.459
	2008	$1.007224	$0.768517	10,199.029
	2007	$1.000000	$1.007224	2,675.607
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.101851	$1.253785	48,830.456
Subaccount Inception Date November 19, 2009	2011	$1.110539	$1.101851	36,499.807
	2010	$1.007817	$1.110539	21,752.205
	2009	$0.989774	$1.007817	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.076491	$1.110897	4,395.484
Subaccount Inception Date November 19, 2009	2011	$1.035813	$1.076491	5,336.147
	2010	$0.993531	$1.035813	5,548.167
	2009	$1.000895	$0.993531	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.057856	$1.217099	25,931.921
Subaccount Inception Date November 19, 2009	2011	$1.100155	$1.057856	21,309.886
	2010	$1.008062	$1.100155	8,489.125
	2009	$0.986798	$1.008062	0.000
American Funds - Growth Fund - Class 2(4)	2012	$1.092758	$1.261635	4,391.702
Subaccount Inception Date November 19, 2009	2011	$1.165523	$1.092758	4,916.824
	2010	$1.002679	$1.165523	4,998.005
	2009	$0.986477	$1.002679	0.000
American Funds - International Fund - Class 2(4)	2012	$0.867527	$1.001726	2,284.924
Subaccount Inception Date November 19, 2009	2011	$1.029486	$0.867527	3,372.496
	2010	$0.980191	$1.029486	3,132.539
	2009	$0.982907	$0.980191	0.000
GE Investments Total Return Fund - Class 3(3)	2012	$1.022183	$1.124799	3,206.596
Subaccount Inception Date November 19, 2009	2011	$1.075922	$1.022183	3,227.418
	2010	$1.003453	$1.075922	0.000
	2009	$0.988806	$1.003453	0.000
TA BlackRock Global Allocation - Service Class(1)	2012	$1.220978	$1.317636	860,943.729
Subaccount Inception Date May 1, 2009	2011	$1.293642	$1.220978	836,382.187
	2010	$1.200822	$1.293642	711,890.728
	2009	$1.000000	$1.200822	156,368.132
TA BlackRock Tactical Allocation - Service Class	2012	$1.341484	$1.449592	1,036,682.985
Subaccount Inception Date May 1, 2009	2011	$1.316306	$1.341484	1,024,422.353
	2010	$1.204569	$1.316306	766,144.246
	2009	$1.000000	$1.204569	155,476.914
TA Janus Balanced - Service Class	2012	$0.874486	$0.966310	8,341.002
Subaccount Inception Date November 19, 2009	2011	$0.998105	$0.874486	7,646.845
	2010	$0.985496	$0.998105	6,075.691
	2009	$0.986567	$0.985496	0.000
TA PIMCO Tactical - Balanced - Service Class(12)	2012	$0.918114	$0.910655	0.000
Subaccount Inception Date November 19, 2009	2011	$0.967578	$0.918114	0.000
	2010	$1.020318	$0.967578	0.000
	2009	$0.998154	$1.020318	0.000
TA PIMCO Tactical - Conservative - Service Class(13)	2012	$0.893389	$0.890882	0.000
Subaccount Inception Date November 19, 2009	2011	$0.982753	$0.893389	0.000
	2010	$1.022067	$0.982753	0.000
	2009	$0.997261	$1.022067	0.000
TA PIMCO Tactical - Growth - Service Class(14)	2012	$0.864655	$0.855161	1,450.370
Subaccount Inception Date November 19, 2009	2011	$0.995864	$0.864655	0.000
	2010	$1.020987	$0.995864	0.000
	2009	$0.996392	$1.020987	0.000
TA Hanlon Income - Service Class	2012	$0.997741	$1.014015	0.000
Subaccount Inception Date November 19, 2009	2011	$0.986747	$0.997741	0.000
	2010	$1.003336	$0.986747	0.000
	2009	$0.999951	$1.003336	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.086040	$1.243479	0.000
Subaccount Inception Date November 19, 2009	2011	$1.150649	$1.086040	0.000
	2010	$1.023848	$1.150649	0.000
	2009	$0.999951	$1.023848	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.087169	$1.138517	0.000
Subaccount Inception Date November 19, 2009	2011	$1.072639	$1.087169	0.000
	2010	$0.997901	$1.072639	0.000
	2009	$0.999951	$0.997901	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class	2012	$1.241043	$1.465660	0.000
Subaccount Inception Date November 19, 2009	2011	$1.241848	$1.241043	0.000
	2010	$1.029290	$1.241848	0.000
	2009	$0.985150	$1.029290	0.000
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.317488	$0.220060	454,502.961
Subaccount Inception Date May 1, 2009	2011	$0.403747	$0.317488	472,217.156
	2010	$0.561223	$0.403747	5,483.245
	2009	$1.000000	$0.561223	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.958587	$1.019665	691.358
Subaccount Inception Date December 12, 2011	2011	$1.000000	$0.958587	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.978354	$1.026124	82,582.976
Subaccount Inception Date December 12, 2011	2011	$1.000000	$0.978354	83,458.178
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.918066	$1.000532	307,042.503
Subaccount Inception Date December 12, 2011	2011	$1.000000	$0.918066	279,522.143
TA JPMorgan Tactical Allocation - Service Class	2012	$0.993167	$1.048376	34,493.853
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.993167	20,408.671
TA PIMCO Real Return TIPS - Service Class	2012	$1.064340	$1.111260	34,395.123
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.064340	5,392.186
TA JPMorgan Core Bond - Service Class	2012	$1.041900	$1.072035	0.000
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.041900	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.006923	685.865
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.001982	0.000
TA Market Participation Strategy - Service Class(16)
Subaccount inception date September 17, 2012	2012	$1.000000	$0.988910	0.000

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2012	$1.295160	$1.397223	4,231,365.375
November 10, 2008	2011	$1.292837	$1.295160	4,106,003.330
	2010	$1.188221	$1.292837	3,260,025.619
	2009	$1.023870	$1.188221	873,178.598
	2008	$1.000000	$1.023870	25,595.502
Huntington VA Dividend Capture Fund	2012	$0.989664	$1.086750	539,431.490
Subaccount Inception Date September 10, 2007	2011	$0.938133	$0.989664	324,822.245
	2010	$0.827110	$0.938133	240,321.219
	2009	$0.671059	$0.827110	3,166.890
	2008	$0.947156	$0.671059	3,184.402
	2007	$1.000000	$0.947156	0.000
Huntington VA Growth Fund	2012	$0.784295	$0.853387	199,824.789
Subaccount Inception Date September 10, 2007	2011	$0.821074	$0.784295	128,697.663
	2010	$0.758555	$0.821074	94,532.834
	2009	$0.663957	$0.758555	2,783.382
	2008	$1.085387	$0.663957	2,798.774
	2007	$1.000000	$1.085387	0.000
Huntington VA Income Equity Fund	2012	$0.833487	$0.909208	28,840.123
Subaccount Inception Date September 10, 2007	2011	$0.790145	$0.833487	24,808.783
	2010	$0.717396	$0.790145	21,804.118
	2009	$0.598741	$0.717396	0.0000
	2008	$0.977674	$0.598741	0.000
	2007	$1.000000	$0.977674	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA International Equity Fund	2012	$0.777731	$0.873720	644,968.755
Subaccount Inception Date September 10, 2007	2011	$0.892478	$0.777731	565,250.809
	2010	$0.829660	$0.892478	486,936.276
	2009	$0.630953	$0.829660	84,181.567
	2008	$1.077439	$0.630953	43,645.532
	2007	$1.000000	$1.077439	4,741.903
Huntington VA Macro 100 Fund	2012	$0.814234	$0.887273	81,827.882
Subaccount Inception Date September 10, 2007	2011	$0.837553	$0.814234	77,398.647
	2010	$0.744945	$0.837553	64,118.664
	2009	$0.620449	$0.744945	0.000
	2008	$0.952931	$0.620449	0.000
	2007	$1.000000	$0.952931	0.000
Huntington VA Mid Corp America Fund	2012	$0.942190	$1.063591	432,085.327
Subaccount Inception Date September 10, 2007	2011	$0.983539	$0.942190	267,225.078
	2010	$0.812922	$0.983539	172,576.323
	2009	$0.614703	$0.812922	27,925.310
	2008	$1.020107	$0.614703	8,381.196
	2007	$1.000000	$1.020107	2,829.473
Huntington VA Mortgage Securities Fund	2012	$1.131905	$1.152487	199,046.957
Subaccount Inception Date September 10, 2007	2011	$1.091036	$1.131905	173,149.574
	2010	$1.055801	$1.091036	166,468.717
	2009	$1.016138	$1.055801	138,333.197
	2008	$1.009717	$1.016138	155,093.789
	2007	$1.000000	$1.009717	2,829.473
Huntington VA Real Strategies Fund	2012	$0.824683	$0.847654	441,406.244
Subaccount Inception Date September 10, 2007	2011	$0.926246	$0.824683	363,893.148
	2010	$0.769653	$0.926246	259,768.723
	2009	$0.579763	$0.769653	21,065.750
	2008	$1.153984	$0.579763	2,286.591
	2007	$1.000000	$1.153984	0.000
Huntington VA Rotating Markets Fund	2012	$0.871048	$0.917665	501,788.361
Subaccount Inception Date September 10, 2007	2011	$0.827480	$0.871048	411,887.268
	2010	$0.782444	$0.827480	416,128.795
	2009	$0.595439	$0.782444	24,068.750
	2008	$1.043271	$0.595439	2,342.079
	2007	$1.000000	$1.043271	2,360.755
Huntington VA Situs Fund	2012	$0.951711	$1.149714	869,540.815
Subaccount Inception Date September 10, 2007	2011	$0.974845	$0.951711	696,855.141
	2010	$0.763402	$0.974845	445,718.549
	2009	$0.582802	$0.763402	109,918.456
	2008	$1.006571	$0.582802	52,343.795
	2007	$1.000000	$1.006571	7.793.659
TA Asset Allocation - Conservative - Service Class	2012	$1.053962	$1.113028	1,377,429.131
Subaccount Inception Date September 10, 2007	2011	$1.045101	$1.053962	1,139,770.101
	2010	$0.975816	$1.045101	1,150,506.227
	2009	$0.792975	$0.975816	644,546.241
	2008	$1.024086	$0.792975	396,219.635
	2007	$1.000000	$1.024086	0.000
TA Asset Allocation - Growth - Service Class	2012	$0.817049	$0.904655	52,341.272
Subaccount Inception Date September 10, 2007	2011	$0.879362	$0.817049	52,931.557
	2010	$0.778513	$0.879362	54,759.517
	2009	$0.609976	$0.778513	670.351
	2008	$1.027767	$0.609976	11,764.727
	2007	$1.000000	$1.027767	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class	2012	$0.998333	$1.073105	7,004,981.724
Subaccount Inception Date September 10, 2007	2011	$1.010327	$0.998333	5,513,505.473
	2010	$0.931099	$1.010327	4,496,664.128
	2009	$0.748882	$0.931099	2,710,277.992
	2008	$1.029956	$0.748882	712,577.665
	2007	$1.000000	$1.029956	199,428.987
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.913707	$0.993516	10,305,409.329
Subaccount Inception Date September 10, 2007	2011	$0.948989	$0.913707	10,066,533.973
	2010	$0.856922	$0.948989	9,257,503.259
	2009	$0.680208	$0.856922	6,840,081.565
	2008	$1.029336	$0.680208	2,600,309.823
	2007	$1.000000	$1.029336	46,777.660
TA International Moderate Growth - Service Class	2012	$0.819160	$0.907718	2,165,740.899
Subaccount Inception Date September 10, 2007	2011	$0.899173	$0.819160	1,772,586.552
	2010	$0.827868	$0.899173	1,625,548.401
	2009	$0.649738	$0.827868	1,095,105.106
	2008	$1.035629	$0.649738	572,940.996
	2007	$1.000000	$1.035629	0.000
TA Barrow Hanley Dividend Focused - Service Class(9)	2012	$0.811784	$0.891446	585,889.806
Subaccount Inception Date September 10, 2007	2011	$0.804176	$0.811784	514,618.068
	2010	$0.741017	$0.804176	442,386.713
	2009	$0.661424	$0.741017	127,579.095
	2008	$1.018228	$0.661424	26,911.896
	2007	$1.000000	$1.018228	3,569.937
TA Clarion Global Real Estate Securities - Service Class	2012	$0.777970	$0.957852	216,119.633
Subaccount Inception Date September 10, 2007	2011	$0.840104	$0.777970	210,205.426
	2010	$0.739550	$0.840104	109,252.963
	2009	$0.564377	$0.739550	17,297.279
	2008	$0.996244	$0.564377	0.000
	2007	$1.000000	$0.996244	0.000
TA JPMorgan Enhanced Index - Service Class	2012	$0.881921	$1.008650	0.000
Subaccount Inception Date September 10, 2007	2011	$0.890902	$0.881921	0.000
	2010	$0.787316	$0.890902	0.000
	2009	$0.617968	$0.787316	0.000
	2008	$1.003982	$0.617968	0.000
	2007	$1.000000	$1.003982	0.000
TA Jennison Growth - Service Class	2012	$0.980928	$1.115275	97,422.934
Subaccount Inception Date September 10, 2007	2011	$1.003358	$0.980928	64,278.765
	2010	$0.909502	$1.003358	75,367.225
	2009	$0.656153	$0.909502	20,238.301
	2008	$1.059029	$0.656153	0.000
	2007	$1.000000	$1.059029	0.000
TA Morgan Stanley Capital Growth - Service Class	2012	$0.910386	$1.033238	16,210.109
Subaccount Inception Date September 10, 2007	2011	$0.982867	$0.910386	15,699.562
	2010	$0.784986	$0.982867	0.000
	2009	$0.624586	$0.784986	0.000
	2008	$0.999049	$0.624586	0.000
	2007	$1.000000	$0.999049	0.000
TA AEGON High Yield Bond - Service Class	2012	$1.218996	$1.406256	149,070.248
Subaccount Inception Date September 10, 2007	2011	$1.183540	$1.218996	128,268.420
	2010	$1.070975	$1.183540	71,718.328
	2009	$0.740194	$1.070975	16,117.107
	2008	$1.008000	$0.740194	0.000
	2007	$1.000000	$1.008000	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class	2012	$0.826436	$0.992254	60,007.448
Subaccount Inception Date September 10, 2007	2011	$0.934286	$0.826436	51,268.158
	2010	$0.859695	$0.934286	50,346.026
	2009	$0.659866	$0.859695	49,348.260
	2008	$1.039131	$0.659866	11,197.035
	2007	$1.000000	$1.039131	0.000
TA PIMCO Total Return - Service Class	2012	$1.241078	$1.312176	1,675,755.707
Subaccount Inception Date September 10, 2007	2011	$1.188921	$1.241078	1,171,393.971
	2010	$1.128488	$1.188921	858,516.537
	2009	$0.989548	$1.128488	136,000.820
	2008	$1.036294	$0.989548	36,277.618
	2007	$1.000000	$1.036294	4,286.098
TA T. Rowe Price Small Cap - Service Class	2012	$1.143116	$1.299696	80,679.326
Subaccount Inception Date September 10, 2007	2011	$1.142929	$1.143116	53,851.485
	2010	$0.865334	$1.142929	20,726.379
	2009	$0.634930	$0.865334	7,466.810
	2008	$1.013423	$0.634930	970.707
	2007	$1.000000	$1.013423	0.000
TA Efficient Markets - Service Class(5)	2012	$1.284573	$1.419962	13,378.294
Subaccount Inception Date November 10, 2008	2011	$1.333021	$1.284573	19,463.295
	2010	$1.203984	$1.333021	5,707.163
	2009	$1.036844	$1.203984	0.000
	2008	$1.000000	$1.036844	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.094204	$1.211587	347,198.824
Subaccount Inception Date September 10, 2007	2011	$1.070422	$1.094204	363,768.465
	2010	$0.877014	$1.070422	287,529.648
	2009	$0.706832	$0.877014	162,274.323
	2008	$1.064092	$0.706832	48,783.781
	2007	$1.000000	$1.064092	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$0.938610	$0.978267	614,641.615
Subaccount Inception Date September 10, 2007	2011	$0.937065	$0.938610	583,194.651
	2010	$0.871381	$0.937065	32,096.527
	2009	$0.674309	$0.871381	19,555.247
	2008	$1.086412	$0.674309	2,772.747
	2007	$1.000000	$1.086412	0.000
TA WMC Diversified Growth - Service Class	2012	$0.809411	$0.899949	68,239.294
Subaccount Inception Date September 10, 2007	2011	$0.855125	$0.809411	11,936.565
	2010	$0.738798	$0.855125	4,319.911
	2009	$0.581764	$0.738798	0.000
	2008	$1.097130	$0.581764	0.000
	2007	$1.000000	$1.097130	0.000
TA AEGON Money Market - Service Class	2012	$0.971644	$0.957298	105,341.822
Subaccount Inception Date September 10, 2007	2011	$0.986172	$0.971644	418,082.018
	2010	$1.000900	$0.986172	666,661.526
	2009	$1.015806	$1.000900	406,494.558
	2008	$1.009244	$1.015806	0.000
	2007	$1.000000	$1.009244	0.000
TA Systematic Small Mid Cap Value - Service Class	2012	$1.142030	$1.305548	95,845.696
Subaccount Inception Date January 22, 2008	2011	$1.193232	$1.142030	88,336.382
	2010	$0.931271	$1.193232	57,921.841
	2009	$0.661472	$0.931271	19,788.410
	2008	$1.000000	$0.661472	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.196282	$1.235845	2,006,577.317
Subaccount Inception Date September 10, 2007	2011	$1.131718	$1.196282	1,223,729.501
	2010	$1.102143	$1.131718	1,083,157.909
	2009	$1.073604	$1.102143	948,961.707
	2008	$1.014529	$1.073604	59,552.008
	2007	$1.000000	$1.014529	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.023630	$1.093104	2,195,925.987
Subaccount Inception Date May 1, 2008	2011	$1.023942	$1.023630	1,546,237.557
	2010	$0.938912	$1.023942	897,290.712
	2009	$0.817803	$0.938912	394,232.975
	2008	$1.000000	$0.817803	19,634.316
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.949931	$1.043955	2,609,953.408
Subaccount Inception Date May 1, 2008	2011	$0.975207	$0.949931	2,616,799.057
	2010	$0.875931	$0.975207	2,357,091.084
	2009	$0.721758	$0.875931	1,067,833.660
	2008	$1.000000	$0.721758	214,745.050
TA TS&W International Equity - Service Class(10)	2012	$0.716436	$0.821808	3,183.520
Subaccount Inception ate September 10, 2007	2011	$0.851147	$0.716436	3,206.936
	2010	$0.798422	$0.851147	3,466.049
	2009	$0.644829	$0.798422	1,759.311
	2008	$1.073847	$0.644829	1,896.279
	2007	$1.000000	$1.073847	3,053.439
TA BNP Paribas Large Cap Growth - Service Class(11)	2012	$0.943821	$1.086242	21,584.870
Subaccount Inception Date September 10, 2007	2011	$0.982860	$0.943821	16,218.921
	2010	$0.839207	$0.982860	13,667.274
	2009	$0.587099	$0.839207	14,241.288
	2008	$1.031122	$0.587099	7,973.428
	2007	$1.000000	$1.031122	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.094279	$1.172621	250,119.592
Subaccount Inception Date September 10, 2007	2011	$1.193209	$1.094279	243,482.600
	2010	$0.906643	$1.193209	141,263.961
	2009	$0.574717	$0.906643	32,165.557
	2008	$1.089186	$0.574717	0.000
	2007	$1.000000	$1.089186	0.000
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.196282	$1.235845	115,771.668
Subaccount Inception Date September 10, 2007	2011	$1.131718	$1.196282	240,352.973
	2010	$1.102143	$1.131718	211,238.964
	2009	$1.073604	$1.102143	228,870.161
	2008	$1.014529	$1.073604	237,732.229
	2007	$1.000000	$1.014529	9,692.094
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.688019	$0.797463	12,707.379
Subaccount Inception Date September 10, 2007	2011	$0.722856	$0.688019	18,758.765
	2010	$0.686050	$0.722856	18,762.847
	2009	$0.471333	$0.686050	0.000
	2008	$0.994737	$0.471333	0.000
	2007	$1.000000	$0.994737	0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.963374	13,310.874
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.281555	$1.428555	15,707.232
Subaccount Inception Date November 10, 2008	2011	$1.344388	$1.281555	4,215.371
	2010	$1.239595	$1.344388	1,339.292
	2009	$1.012991	$1.239595	0.000
	2008	$1.000000	$1.012991	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2012	$0.817844	$0.944631	99,979.593
Subaccount Inception Date September 10, 2007	2011	$0.782579	$0.817844	80,613.312
	2010	$0.704181	$0.782579	57,777.577
	2009	$0.593889	$0.704181	54,289.903
	2008	$1.016491	$0.593889	56,124.835
	2007	$1.000000	$1.016491	3,160.735

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.881242	$1.013149	86,635.247
Subaccount Inception Date September 10, 2007	2011	$0.929309	$0.881242	92,678.195
	2010	$0.858812	$0.929309	97,670.039
	2009	$0.635775	$0.858812	94,240.453
	2008	$1.072398	$0.635775	80,246.375
	2007	$1.000000	$1.072398	68,296.411
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.997180	$1.127958	494,479.984
Subaccount Inception Date May 1, 2008	2011	$1.052371	$0.997180	488,731.772
	2010	$0.907083	$1.052371	504,554.792
	2009	$0.665606	$0.907083	128,702.081
	2008	$1.000000	$0.665606	104,187.351
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$0.889164	$1.017349	457,452.877
Subaccount Inception Date September 10, 2007	2011	$0.928330	$0.889164	415,897.410
	2010	$0.805840	$0.928330	377,690.930
	2009	$0.603773	$0.805840	236,115.066
	2008	$1.069412	$0.603773	207,471.802
	2007	$1.000000	$1.069412	7,695.645
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$0.791529	$0.912765	138,483.276
Subaccount Inception Date September 10, 2007	2011	$0.798147	$0.791529	171,287.662
	2010	$0.704949	$0.798147	118,382.467
	2009	$0.550901	$0.704949	0.000
	2008	$0.977842	$0.550901	0.000
	2007	$1.000000	$0.977842	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.856595	$0.965415	52,308.146
Subaccount Inception Date September 10, 2007	2011	$0.869699	$0.856595	81,735.938
	2010	$0.712682	$0.869699	3,313.587
	2009	$0.565284	$0.712682	0.000
	2008	$1.088982	$0.565284	0.000
	2007	$1.000000	$1.088982	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$0.944290	$1.065724	130,104.200
Subaccount Inception Date September 10, 2007	2011	$1.075104	$0.944290	109,729.351
	2010	$0.848723	$1.075104	76,168.803
	2009	$0.616415	$0.848723	49,479.664
	2008	$1.036042	$0.616415	20,307.250
	2007	$1.000000	$1.036042	1,176.171
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$0.817576	$1.023424	39,958.990
Subaccount Inception Date September 10, 2007	2011	$0.912262	$0.817576	42,297.184
	2010	$0.732907	$0.912262	29,680.181
	2009	$0.473364	$0.732907	22,972.172
	2008	$0.986380	$0.473364	1,174.565
	2007	$1.000000	$0.986380	1,183.926
Franklin Income Securities Fund - Class 2	2012	$1.037963	$1.151928	370,904.267
Subaccount Inception Date September 10, 2007	2011	$1.028966	$1.037963	352,864.110
	2010	$0.926929	$1.028966	189,761.703
	2009	$0.693852	$0.926929	86.102.866
	2008	$1.001223	$0.693852	1,348.987
	2007	$1.000000	$1.001223	2,176.964
Mutual Shares Securities Fund - Class 2	2012	$0.830439	$0.934632	108,463.492
Subaccount Inception Date September 10, 2007	2011	$0.851749	$0.830439	120,743.573
	2010	$0.777478	$0.851749	98,324.731
	2009	$0.626059	$0.777478	75,486.531
	2008	$1.010455	$0.626059	53,461.627
	2007	$1.000000	$1.010455	5,653.263

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund - Class 2	2012	$0.817459	$0.952145	327,889.494
Subaccount Inception Date September 10, 2007	2011	$0.928438	$0.817459	316,441.904
	2010	$0.869281	$0.928438	222,756.074
	2009	$0.643827	$0.869281	58,886.257
	2008	$1.096123	$0.643827	0.000
	2007	$1.000000	$1.096123	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.329378	$1.506093	551,933.532
Subaccount Inception Date November 10, 2008	2011	$1.374241	$1.329378	606,983.939
	2010	$1.267151	$1.374241	377,392.467
	2009	$0.990309	$1.267151	69,621.929
	2008	$1.000000	$0.990309	0.000
Janus Aspen - Enterprise Portfolio – Service Shares	2012	$1.020882	$1.176561	5,613.855
Subaccount Inception Date September 10, 2007	2011	$1.053576	$1.020882	5,851.444
	2010	$0.851959	$1.053576	1,148.076
	2009	$0.598674	$0.851959	1,156.449
	2008	$1.082425	$0.598674	1,165.032
	2007	$1.000000	$1.082425	1,174.315
Janus Aspen - Global Research Portfolio – Service Shares	2012	$0.713222	$0.842169	27,281.142
Subaccount Inception Date September 10, 2007	2011	$0.841629	$0.713222	27,550.190
	2010	$0.739486	$0.841629	21,961.090
	2009	$0.546255	$0.739486	42,677.184
	2008	$1.004655	$0.546255	0.000
	2007	$1.000000	$1.004655	0.000
MFS® New Discovery Series – Service Class	2012	$1.101463	$1.311867	44,704.904
Subaccount Inception Date September 10, 2007	2011	$1.249029	$1.101463	43,175.606
	2010	$0.932579	$1.249029	39,032.564
	2009	$0.580998	$0.932579	25,588.048
	2008	$0.975109	$0.580998	8,916.240
	2007	$1.000000	$0.975109	1,203.613
MFS® Total Return Series – Service Class	2012	$0.967364	$1.057194	118,423.293
Subaccount Inception Date September 10, 2007	2011	$0.966520	$0.967364	119,379.843
	2010	$0.894816	$0.966520	125,387.089
	2009	$0.771498	$0.894816	89,372.177
	2008	$1.008136	$0.771498	81,522.978
	2007	$1.000000	$1.008136	1,040.189
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.108731	$1.265353	1,435,919.942
Subaccount Inception Date November 19, 2009	2011	$1.114202	$1.108731	1,351,751.416
	2010	$1.008165	$1.114202	645,068.472
	2009	$0.989782	$1.008165	0.000
American Funds - Bond Fund - Class 2(4)	2012	$1.083204	$1.121116	517,249.372
Subaccount Inception Date November 19, 2009	2011	$1.039220	$1.083204	249,016.240
	2010	$0.993876	$1.039220	109,242.732
	2009	$1.000903	$0.993876	0.000
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.064468	$1.228334	59,149.052
Subaccount Inception Date November 19,2009	2011	$1.103785	$1.064468	40,666.749
	2010	$1.008415	$1.103785	42,198.957
	2009	$0.986806	$1.008415	0.000
American Funds - Growth Fund - Class 2(4)	2012	$1.099591	$1.273284	113,510.091
Subaccount Inception Date November 19, 2009	2011	$1.169354	$1.099591	83,828.841
	2010	$1.003022	$1.169354	90,929.211
	2009	$0.986485	$1.003022	0.000
American Funds - International Fund - Class 2(4)	2012	$ 0.872941	$ 1.010962	53,778.227
Subaccount Inception Date November 19, 2009	2011	$1.032876	$0.872941	38,717.474
	2010	$0.980531	$1.032876	29,962.321
	2009	$0.982915	$0.980531	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
GE Investments Total Return Fund - Class 3(3)	2012	$1.028571	$1.135198	20,280.401
Subaccount Inception Date November 19, 2009	2011	$1.079477	$1.028571	24,206.467
	2010	$1.003804	$1.079477	19,277.909
	2009	$0.988814	$1.003804	0.000
TA BlackRock Global Allocation - Service Class(1)	2012	$1.230599	$1.331962	2,591,852.835
Subaccount Inception Date May 1, 2009	2011	$1.300004	$1.230599	2,330,466.524
	2010	$1.203183	$1.300004	1,632,995.602
	2009	$1.000000	$1.203183	291,448.646
TA BlackRock Tactical Allocation - Service Class	2012	$1.352082	$1.465379	2,476,136.358
Subaccount Inception Date May 1, 2009	2011	$1.322799	$1.352082	2,041,605.802
	2010	$1.206946	$1.322799	1,442,719.118
	2009	$1.000000	$1.206946	252,877.597
TA Janus Balanced - Service Class	2012	$0.879968	$0.975267	56,334.634
Subaccount Inception Date November 19, 2009	2011	$1.001403	$0.879968	60,556.087
	2010	$0.985842	$1.001403	28,260.965
	2009	$0.986575	$0.985842	0.000
TA PIMCO Tactical - Balanced - Service Class(12)	2012	$0.923880	$0.919103	39,934.297
Subaccount Inception Date November 19, 2009	2011	$0.970792	$0.923880	67,561.636
	2010	$1.020671	$0.970792	0.000
	2009	$0.998162	$1.020671	0.000
TA PIMCO Tactical - Conservative - Service Class(13)	2012	$0.898985	$0.899120	82,561.624
Subaccount Inception Date November 19, 2009	2011	$0.986000	$0.898985	0.000
	2010	$1.022422	$0.986000	0.000
	2009	$0.997269	$1.022422	0.000
TA PIMCO Tactical - Growth - Service Class(14)	2012	$0.870065	$0.863059	18,813.451
Subaccount Inception Date November 19, 2009	2011	$0.999152	$0.870065	10,822.335
	2010	$1.021338	$0.999152	12,362.650
	2009	$0.996400	$1.021338	0.000
TA Hanlon Income - Service Class	2012	$1.003967	$1.023367	21,281.739
Subaccount Inception Date November 19, 2009	2011	$0.990002	$1.003967	20,751.023
	2010	$1.003681	$0.990002	32,430.415
	2009	$0.999959	$1.003681	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.092834	$1.254972	0.000
Subaccount Inception Date November 19, 2009	2011	$1.154451	$1.092834	0.000
	2010	$1.024203	$1.154451	0.000
	2009	$0.999959	$1.024203	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.093979	$1.149041	371,870.592
Subaccount Inception Date November 19, 2009	2011	$1.076184	$1.093979	187,108.835
	2010	$0.998250	$1.076184	147,062.187
	2009	$0.999959	$0.998250	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.248810	$1.479221	27,801.147
Subaccount Inception Date November 19, 2009	2011	$1.245950	$1.248810	18,987.044
	2010	$1.029652	$1.245950	18,834.998
	2009	$0.985158	$1.029652	0.000
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.320009	$0.222465	2,533,044.158
Subaccount Inception Date May 1, 2009	2011	$0.405751	$0.320009	2,818,090.271
	2010	$0.562345	$0.405751	115,119.824
	2009	$1.000000	$0.562345	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.960465	$1.024706	546,462.436
Subaccount Inception Date may 2, 2011	2011	$1.000000	$0.960465	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.980272	$1.031189	532,024.856
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.980272	224,776.580

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.919864	$1.005469	817,683.879
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.919864	246,755.239
TA PIMCO Real Return TIPS - Service Class	2012	$1.066426	$1.116750	180,425.697
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.066426	54,348.680
TA JPMorgan Core Bond - Service Class	2012	$1.043947	$1.077338	116,889.461
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.043947	4,751.758
TA JPMorgan Tactical Allocation - Service Class	2012	$0.995114	$1.053540	1,211,631.949
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.995114	435,031.122
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.008908	85,002.699
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.003956	0.000
TA Market Participation Strategy - Service Class(16)
Subaccount inception date September 17, 2012	2012	$1.000000	$0.989747	53,798.165

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2012	$1.303200	$1.408683	11,732,348.874
Subaccount Inception Date November 10, 2008	2011	$1.298299	$1.303200	11,066,267.658
	2010	$1.190894	$1.298299	8,552,245.003
	2009	$1.024153	$1.190894	1,813,507.879
	2008	$1.000000	$1.024153	1,769.680
Huntington VA Dividend Capture Fund	2012	$0.998101	$1.098200	2,143,818.345
Subaccount Inception Date September 10, 2007	2011	$0.944278	$0.998101	1,174,296.734
	2010	$0.830901	$0.944278	357,561.070
	2009	$0.672801	$0.830901	134,308.720
	2008	$0.947728	$0.672801	23,000.694
	2007	$1.000000	$0.947728	15,889.922
Huntington VA Growth Fund	2012	$0.790987	$0.862378	400,253.713
Subaccount Inception Date September 10, 2007	2011	$0.826457	$0.790987	355,370.406
	2010	$0.762029	$0.826457	242,231.145
	2009	$0.665684	$0.762029	86,906.303
	2008	$1.086047	$0.665684	29,448.922
	2007	$1.000000	$1.086047	0.000
Huntington VA Income Equity Fund	2012	$0.840596	$0.918786	179,427.505
Subaccount Inception Date September 10, 2007	2011	$0.795320	$0.840596	92,067.819
	2010	$0.720672	$0.795320	92,739.469
	2009	$0.600288	$0.720672	87,478.309
	2008	$0.978261	$0.600288	19,602.043
	2007	$1.000000	$0.978261	11,873.756
Huntington VA International Equity Fund	2012	$0.784371	$0.882917	2,364,757.611
Subaccount Inception Date September 10, 2007	2011	$0.898335	$0.784371	1,971,176.343
	2010	$0.833463	$0.898335	1,496,703.023
	2009	$0.632582	$0.833463	555,107.613
	2008	$1.078090	$0.632582	132,433.089
	2007	$1.000000	$1.078090	4,211.629
Huntington VA Macro 100 Fund	2012	$0.821183	$0.896626	171,289.887
Subaccount Inception Date September 10, 2007	2011	$0.843035	$0.821183	115,865.831
	2010	$0.748352	$0.843035	65,745.047
	2009	$0.622056	$0.748352	3,368.246
	2008	$0.953507	$0.622056	0.000
	2007	$1.000000	$0.953507	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Mid Corp America Fund(5)	2012	$0.950250	$1.074817	561,531.310
Subaccount Inception Date September 10, 2007	2011	$0.990004	$0.950250	406,699.097
	2010	$0.816647	$0.990004	355,983.842
	2009	$0.616298	$0.816647	170,390.643
	2008	$1.020729	$0.616298	23,937.875
	2007	$1.000000	$1.020729	14,486.357
Huntington VA Mortgage Securities Fund	2012	$1.141521	$1.164588	912,320.254
Subaccount Inception Date September 10, 2007	2011	$1.098143	$1.141521	767,960.544
	2010	$1.060597	$1.098143	783,121.897
	2009	$1.018746	$1.060597	360,977.156
	2008	$1.010322	$1.018746	101,434.603
	2007	$1.000000	$1.010322	35,780.009
Huntington VA Real Strategies Fund	2012	$0.831736	$0.856591	931,631.523
Subaccount Inception Date September 10, 2007	2011	$0.932329	$0.831736	694,415.683
	2010	$0.773179	$0.932329	390,925.592
	2009	$0.581273	$0.773179	173,824.283
	2008	$1.154686	$0.581273	23,651.563
	2007	$1.000000	$1.154686	6,505.799
Huntington VA Rotating Markets Fund	2012	$0.878460	$0.927301	532,278.131
Subaccount Inception Date September 10, 2007	2011	$0.832886	$0.878460	371,414.425
	2010	$0.786014	$0.832886	261,385.534
	2009	$0.596982	$0.786014	38,276.009
	2008	$1.043900	$0.596982	12,122.457
	2007	$1.000000	$1.043900	14,857.638
Huntington VA Situs Fund	2012	$0.959812	$1.161803	2,182,584.622
Subaccount Inception Date September 10, 2007	2011	$0.981202	$0.959812	1,670,610.565
	2010	$0.766873	$0.981202	1,272,412.700
	2009	$0.584308	$0.766873	536,976.055
	2008	$1.007181	$0.584308	182,187.035
	2007	$1.000000	$1.007181	32,476.861
TA Asset Allocation - Conservative - Service Class	2012	$1.062954	$1.124738	5,848,663.816
Subaccount Inception Date September 10, 2007	2011	$1.051947	$1.062954	4,719,977.818
	2010	$0.980267	$1.051947	4,316,339.716
	2009	$0.795023	$0.980267	3,004,713.401
	2008	$1.024708	$0.795023	378,336.780
	2007	$1.000000	$1.024708	0.000
TA Asset Allocation - Growth - Service Class	2012	$0.824021	$0.914167	606,163.979
Subaccount Inception Date September 10, 2007	2011	$0.885127	$0.824021	477,531.244
	2010	$0.782076	$0.885127	372,699.441
	2009	$0.611564	$0.782076	227,478.900
	2008	$1.028389	$0.611564	0.000
	2007	$1.000000	$1.028389	0.000
TA Asset Allocation - Moderate - Service Class	2012	$1.006872	$1.084434	30,119,641.729
Subaccount Inception Date September 10, 2007	2011	$1.016968	$1.006872	20,311,375.102
	2010	$0.935359	$1.016968	11,239,943.228
	2009	$0.750825	$0.935359	7,507,740.524
	2008	$1.030584	$0.750825	2,194,156.111
	2007	$1.000000	$1.030584	0.000
TA Asset Allocation - Moderate Growth - Service Class	2012	$0.921492	$1.003972	15,437,857.633
Subaccount Inception Date September 10, 2007	2011	$0.955194	$0.921492	14,228,215.142
	2010	$0.860829	$0.955194	12,775,885.589
	2009	$0.681960	$0.860829	8,939,688.529
	2008	$1.029953	$0.681960	4,009,232.882
	2007	$1.000000	$1.029953	123,764.717

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class	2012	$0.826150	$0.917291	4,364,041.589
Subaccount Inception Date September 10, 2007	2011	$0.905078	$0.826150	3,876,210.443
	2010	$0.831661	$0.905078	3,209,422.822
	2009	$0.651421	$0.831661	2,394,771.793
	2008	$1.036252	$0.651421	1,569,641.344
	2007	$1.000000	$1.036252	1,144.728
TA Barrow Hanley Dividend Focused - Service Class(9)	2012	$0.818712	$0.900849	2,336,117.552
Subaccount Inception Date September 10, 2007	2011	$0.809443	$0.818712	1,862,125.411
	2010	$0.744398	$0.809443	1,664,705.243
	2009	$0.663136	$0.744398	915,067.668
	2008	$1.018844	$0.663136	443,673.228
	2007	$1.000000	$1.018844	15,347.834
TA Clarion Global Real Estate Securities - Service Class	2012	$0.784610	$0.967944	225,947.324
Subaccount Inception Date September 10, 2007	2011	$0.845604	$0.784610	76,504.477
	2010	$0.742931	$0.845604	9,418.845
	2009	$0.565832	$0.742931	6,418.003
	2008	$0.996856	$0.565832	2,102.837
	2007	$1.000000	$0.996856	1,420.239
TA JPMorgan Enhanced Index - Service Class	2012	$0.889460	$1.019300	10,973.751
Subaccount Inception Date September 10, 2007	2011	$0.896749	$0.889460	7,796.129
	2010	$0.790923	$0.896749	8,380.008
	2009	$0.619575	$0.790923	8,454.308
	2008	$1.004587	$0.619575	8,012.972
	2007	$1.000000	$1.004587	3,989.433
TA Jennison Growth - Service Class	2012	$0.989296	$1.127018	256,881.057
Subaccount Inception Date September 10, 2007	2011	$1.009927	$0.989296	272,861.830
	2010	$0.913651	$1.009927	295,977.826
	2009	$0.657859	$0.913651	4,327.978
	2008	$1.059675	$0.657859	398.664
	2007	$1.000000	$1.059675	0.000
TA Morgan Stanley Capital Growth - Service Class	2012	$0.918179	$1.044139	5,552.433
Subaccount Inception Date September 10, 2007	2011	$0.989324	$0.918179	2,516.941
	2010	$0.788587	$0.989324	2,802.927
	2009	$0.626208	$0.788587	3,289.004
	2008	$0.999655	$0.626208	3,870.336
	2007	$1.000000	$0.999655	0.000
TA AEGON High Yield Bond - Service Class	2012	$1.229378	$1.421043	348,665.531
Subaccount Inception Date September 10, 2007	2011	$1.191277	$1.229378	198,511.975
	2010	$1.075846	$1.191277	194,067.464
	2009	$0.742100	$1.075846	43,174.866
	2008	$1.008610	$0.742100	7,295.038
	2007	$1.000000	$1.008610	0.000
TA MFS International Equity - Service Class	2012	$0.833503	$1.002713	33,683.998
Subaccount Inception Date September 10, 2007	2011	$0.940409	$0.833503	28,924.377
	2010	$0.863623	$0.940409	27,755.696
	2009	$0.661579	$0.863623	28,285.684
	2008	$1.039758	$0.661579	10,030.831
	2007	$1.000000	$1.039758	6,428.241
TA PIMCO Total Return - Service Class	2012	$1.125166	$1.325998	8,269,925.157
Subaccount Inception Date September 10, 2007	2011	$1.196708	$1.251666	5,190,091.585
	2010	$1.133644	$1.196708	2,825,039.568
	2009	$0.992107	$1.133644	899,504.139
	2008	$1.036915	$0.992107	260,885.801
	2007	$1.000000	$1.036915	38,157.413

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class	2012	$1.152851	$1.313364	227,870.004
Subaccount Inception Date September 10, 2007	2011	$1.150400	$1.152851	137,982.070
	2010	$0.869276	$1.150400	100,387.124
	2009	$0.636581	$0.869276	103,170.210
	2008	$1.014038	$0.636581	3,565.035
	2007	$1.000000	$1.014038	0.000
TA Efficient Markets - Service Class(5)	2012	$1.292543	$1.431601	154,770.964
Subaccount Inception Date November 10, 2008	2011	$1.338654	$1.292543	148,968.999
	2010	$1.206694	$1.338654	39,293.899
	2009	$1.037124	$1.206694	17,284.473
	2008	$1.000000	$1.037124	0.000
TA Multi-Managed Balanced - Service Class	2012	$1.103543	$1.224345	900,723.411
Subaccount Inception Date September 10, 2007	2011	$1.077443	$1.103543	796,847.302
	2010	$0.881024	$1.077443	503,434.319
	2009	$0.708665	$0.881024	299,283.714
	2008	$1.064735	$0.708665	17,358.010
	2007	$1.000000	$1.064735	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$0.946635	$0.988576	3,844,924.434
Subaccount Inception Date September 10, 2007	2011	$0.943214	$0.946635	3,657,678.041
	2010	$0.875365	$0.943214	752,917.972
	2009	$0.676050	$0.875365	22,484.590
	2008	$1.087071	$0.676050	22,162.079
	2007	$1.000000	$1.087071	14,598.650
TA WMC Diversified Growth - Service Class	2012	$0.816299	$0.909413	198,245.832
Subaccount Inception Date September 10, 2007	2011	$0.860711	$0.816299	213,839.733
	2010	$0.742164	$0.860711	90,107.334
	2009	$0.583271	$0.742164	817.209
	2008	$1.097797	$0.583271	809,798
	2007	$1.000000	$1.097797	0.000
TA AEGON Money Market - Service Class	2012	$0.979914	$0.967366	1,333,093.742
Subaccount Inception Date September 10, 2007	2011	$0.992617	$0.979914	1,076,626.987
	2010	$1.005428	$0.992617	1,002,475.403
	2009	$1.018414	$1.005428	742,834.929
	2008	$1.009855	$1.018414	85,232.219
	2007	$1.000000	$1.009855	0.000
TA Systematic Small Mid Cap Value - Service Class	2012	$1.150938	$1.318339	192,895.704
Subaccount Inception Date January 22, 2008	2011	$1.200178	$1.150938	162,685.466
	2010	$0.934838	$1.200178	69,076.446
	2009	$0.662697	$0.934838	52,331.003
	2008	$1.000000	$0.662697	0.000
TA AEGON U.S. Government Securities - Service Class	2012	$1.206459	$1.248834	2,321,692.977
Subaccount Inception Date September 10, 2007	2011	$1.139112	$1.206459	2,792,785.229
	2010	$1.107163	$1.139112	1,898,150.249
	2009	$1.076377	$1.107163	3,174,107.097
	2008	$1.015135	$1.076377	53,393.034
	2007	$1.000000	$1.015135	1,688.276
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.031053	$1.103217	6,548,149.667
Subaccount Inception Date May 1, 2008	2011	$1.029338	$1.031053	3,521,187.751
	2010	$0.942001	$1.029338	1,886,930.181
	2009	$0.818886	$0.942001	803,310.790
	2008	$1.000000	$0.818886	46,473.475
TA Vanguard ETF - Growth - Service Class(5)(7)	2012	$0.956851	$1.053646	3,781,405.598
Subaccount Inception Date May 1, 2008	2011	$0.980374	$0.956851	2,718,926.523
	2010	$0.878829	$0.980374	1,992,651.927
	2009	$0.722717	$0.878829	892,503.698
	2008	$1.000000	$0.722717	147,651.063

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class(10)	2012	$0.722561	$0.830474	108,345.822
Subaccount Inception Date September 10, 2007	2011	$0.856735	$0.722561	81,846.804
	2010	$0.802074	$0.856735	109,240.990
	2009	$0.646499	$0.802074	88,264.204
	2008	$1.074497	$0.646499	67,733.672
	2007	$1.000000	$1.074497	215.725
TA BNP Paribas Large Cap Growth - Service Class(11)	2012	$0.951886	$1.097699	51,601.279
Subaccount Inception Date September 10, 2007	2011	$0.989305	$0.951886	67,506.996
	2010	$0.843048	$0.989305	51,373.267
	2009	$0.588619	$0.843048	45,313.108
	2008	$1.031747	$0.588619	1,054.351
	2007	$1.000000	$1.031747	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.103623	$1.184984	68,244.011
Subaccount Inception Date September 10, 2007	2011	$1.201029	$1.103623	66,744.953
	2010	$0.910790	$1.201029	56,134.013
	2009	$0.576211	$0.910790	42,925.556
	2008	$1.089850	$0.576211	14,593.665
	2007	$1.000000	$1.089850	0.000
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.206459	$1.248834	452,862.428
Subaccount Inception Date September 10, 2007	2011	$1.139112	$1.206459	1,503,381.828
	2010	$1.107163	$1.139112	481,412.351
	2009	$1.076377	$1.107163	609,795.772
	2008	$1.015135	$1.076377	691,758.316
	2007	$1.000000	$1.015135	62,595.459
Invesco V.I. Value Opportunities Fund – Series II Shares	2012	$0.693871	$0.805842	188,318.906
Subaccount Inception Date September 10, 2007	2011	$0.727586	$0.693871	199,357.750
	2010	$0.689183	$0.727586	164,818.115
	2009	$0.472547	$0.689183	105,562.861
	2008	$0.995338	$0.472547	34,245.702
	2007	$1.000000	$0.995338	5,607.646
Invesco V.I. American Franchise Fund – Series II Shares
Subaccount Inception Date April 27, 2012	2012	$1.000000	$0.964665	74,825.432
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2012	$1.289515	$1.440290	241,499.015
Subaccount Inception Date November 10, 2008	2011	$1.350083	$1.289515	231,301.437
	2010	$1.242394	$1.350083	161,581.225
	2009	$1.013273	$1.242394	41,217.246
	2008	$1.000000	$1.013273	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2012	$0.824790	$0.954551	397,833.819
Subaccount Inception Date September 10, 2007	2011	$0.787677	$0.824790	84,802.236
	2010	$0.707381	$0.787677	37,603.038
	2009	$0.595423	$0.707381	18,875.057
	2008	$1.017109	$0.595423	9,283.846
	2007	$1.000000	$1.017109	5,730.485
AllianceBernstein Large Cap Growth Portfolio – Class B	2012	$0.888764	$1.023843	16,622.913
Subaccount Inception Date September 10, 2007	2011	$0.935397	$0.888764	16,839.575
	2010	$0.862730	$0.935397	11,373.739
	2009	$0.637431	$0.862730	1,387.122
	2008	$1.073048	$0.637431	1,432.214
	2007	$1.000000	$1.073048	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$1.004416	$1.138401	885,455.790
Subaccount Inception Date May 1, 2008	2011	$1.057928	$1.004416	734,133.041
	2010	$0.910073	$1.057928	459,036.135
	2009	$0.666486	$0.910073	151,843.347
	2008	$1.000000	$0.666486	76,666.687

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2	2012	$0.896770	$1.028077	1,320,867.899
Subaccount Inception Date September 10, 2007	2011	$0.934416	$0.896770	918,881.915
	2010	$0.809531	$0.934416	643,419.289
	2009	$0.605338	$0.809531	358,038.999
	2008	$1.070062	$0.605338	143,106.676
	2007	$1.000000	$1.070062	58,108.002
Fidelity VIP Equity-Income Portfolio – Service Class 2	2012	$0.798279	$0.922373	215,835.870
Subaccount Inception Date September 10, 2007	2011	$0.803373	$0.798279	266,582.580
	2010	$0.708169	$0.803373	285,615.592
	2009	$0.552328	$0.708169	98,591.301
	2008	$0.978432	$0.552328	45,383.595
	2007	$1.000000	$0.978432	15,892.199
Fidelity VIP Growth Portfolio – Service Class 2	2012	$0.863899	$0.975578	120,175.565
Subaccount Inception Date September 10, 2007	2011	$0.875390	$0.863899	122,774.131
	2010	$0.715925	$0.875390	107,589.902
	2009	$0.566747	$0.715925	55,762.886
	2008	$1.089644	$0.566747	1,596.723
	2007	$1.000000	$1.089644	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2012	$0.952345	$1.076963	938,947.235
Subaccount Inception Date September 10, 2007	2011	$1.082144	$0.952345	688,055.815
	2010	$0.852606	$1.082144	546,118.821
	2009	$0.618013	$0.852606	344,755.172
	2008	$1.036668	$0.618013	173,127.629
	2007	$1.000000	$1.036668	1,258.524
Fidelity VIP Value Strategies Portfolio – Service Class 2	2012	$0.824564	$1.034214	204,253.124
Subaccount Inception Date September 10, 2007	2011	$0.918254	$0.824564	50,839.723
	2010	$0.736273	$0.918254	9,114.792
	2009	$0.474597	$0.736273	17,072.046
	2008	$0.986977	$0.474597	9,873.670
	2007	$1.000000	$0.986977	5,873.576
Franklin Income Securities Fund - Class 2	2012	$1.046832	$1.164070	685,369.259
Subaccount Inception Date September 10, 2007	2011	$1.035719	$1.046832	443,618.495
	2010	$0.931177	$1.035719	302,260.044
	2009	$0.695653	$0.931177	160,409.283
	2008	$1.001835	$0.695653	56,666.182
	2007	$1.000000	$1.001835	38,333.200
Mutual Shares Securities Fund - Class 2	2012	$0.837525	$0.944479	135,134.795
Subaccount Inception Date September 10, 2007	2011	$0.857321	$0.837525	148,336.168
	2010	$0.781025	$0.857321	122,341.446
	2009	$0.627673	$0.781025	36,267.928
	2008	$1.011066	$0.627673	64,099.192
	2007	$1.000000	$1.011066	17,712.514
Templeton Foreign Securities Fund - Class 2	2012	$0.824439	$0.962188	121,914.438
Subaccount Inception Date September 10, 2007	2011	$0.934530	$0.824439	92,740.228
	2010	$0.873260	$0.934530	102,206.601
	2009	$0.645504	$0.873260	49,762.474
	2008	$1.096786	$0.645504	38,397.891
	2007	$1.000000	$1.096786	29,320.462
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.337593	$1.518385	2,171,779.355
Subaccount Inception Date November 10, 2008	2011	$1.380025	$1.337593	2,183,123.232
	2010	$1.269985	$1.380025	1,313,977.890
	2009	$0.990582	$1.269985	354,008.601
	2008	$1.000000	$0.990582	5,522.747

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2012	$1.029618	$1.188992	12,886.320
Subaccount Inception Date September 10, 2007	2011	$1.060494	$1.029618	14,610.734
	2010	$0.855860	$1.060494	14,964.476
	2009	$0.600224	$0.855860	16,070.843
	2008	$1.083083	$0.600224	0.000
	2007	$1.000000	$1.083083	0.000
Janus Aspen – Global Research Portfolio – Service Shares	2012	$0.719325	$0.851072	55,713.067
Subaccount Inception Date September 10, 2007	2011	$0.847169	$0.719325	60,881.553
	2010	$0.742880	$0.847169	59,799.046
	2009	$0.547674	$0.742880	31,875.087
	2008	$1.005257	$0.547674	13,730.746
	2007	$1.000000	$1.005257	0.000
MFS® New Discovery Series – Service Class	2012	$1.110886	$1.325715	38,623.606
Subaccount Inception Date September 10, 2007	2011	$1.257234	$1.110886	39,187.780
	2010	$0.936854	$1.257234	24,995.217
	2009	$0.582503	$0.936854	17,467.911
	2008	$0.975698	$0.582503	11,256.835
	2007	$1.000000	$0.975698	5,663.822
MFS® Total Return Series – Service Class	2012	$0.975608	$1.068323	202,241.645
Subaccount Inception Date September 10, 2007	2011	$0.972846	$0.975608	297,634.485
	2010	$0.898898	$0.972846	289,059.371
	2009	$0.773489	$0.898898	194,303.105
	2008	$1.008747	$0.773489	36,812.059
	2007	$1.000000	$1.008747	12,056.215
American Funds - Asset Allocation Fund - Class 2(4)	2012	$1.113350	$1.273134	4,249,037.589
Subaccount Inception Date November 19, 2009	2011	$1.116648	$1.113350	4,075,722.809
	2010	$1.008398	$1.116648	2,237,059.425
	2009	$0.989787	$1.008398	16,227.510
American Funds - Bond Fund - Class 2(4)	2012	$1.087721	$1.128027	888,057.689
Subaccount Inception Date November 19, 2009	2011	$1.041503	$1.087721	376,837.164
	2010	$0.994105	$1.041503	167,541.078
	2009	$1.000908	$0.994105	11,828.232
American Funds - Growth-Income Fund - Class 2(4)	2012	$1.068907	$1.235904	409,494.805
Subaccount Inception Date November 19, 2009	2011	$1.106211	$1.068907	155,040.012
	2010	$1.008648	$1.106211	132,466.085
	2009	$0.986811	$1.008648	3,161.077
American Funds - Growth Fund - Class 2(4)	2012	$1.104178	$1.281122	287,051.204
Subaccount Inception Date November 19, 2009	2011	$1.171929	$1.104178	215,106.678
	2010	$1.003254	$1.171929	123,506.687
	2009	$0.986490	$1.003254	0.000
American Funds - International Fund - Class 2(4)	2012	$0.876596	$1.017205	133,755.702
Subaccount Inception Date November 19, 2009	2011	$1.035154	$0.876596	72,023.828
	2010	$0.980758	$1.035154	49,629.575
	2009	$0.982921	$0.980758	12,147.528
GE Investments Total Return Fund - Class 3(3)	2012	$1.032864	$1.142177	172,688.117
Subaccount Inception Date November 19, 2009	2011	$1.081849	$1.032864	173,261.126
	2010	$1.004036	$1.081849	69,157.730
	2009	$0.988819	$1.004036	0.000
TA BlackRock Global Allocation - Service Class(1)	2012	$1.237087	$1.341634	8,455,860.736
Subaccount Inception Date May 1, 2009	2011	$1.304287	$1.237087	8,291,227.814
	2010	$1.204759	$1.304287	5,502,054.595
	2009	$1.000000	$1.204759	990,580.454

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class	2012	$1.359202	$1.476025	8,971,195.522
Subaccount Inception Date May 1, 2009	2011	$1.327154	$1.359202	7,512,173.544
	2010	$1.208532	$1.327154	4,835,279.160
	2009	$1.000000	$1.208532	1,140,849.543
TA Janus Balanced - Service Class	2012	$0.883639	$0.981275	501,278.208
Subaccount Inception Date November 19, 2009	2011	$1.003605	$0.883639	84,867.156
	2010	$0.986069	$1.003605	35,417.552
	2009	$0.986580	$0.986069	0.000
TA PIMCO Tactical - Balanced - Service Class(12)	2012	$0.927731	$0.924764	155,526.559
Subaccount Inception Date November 19, 2009	2011	$0.972919	$0.927731	15,897.434
	2010	$1.020908	$0.972919	3,665.881
	2009	$0.998168	$1.020908	0.000
TA PIMCO Tactical - Conservative - Service Class(13)	2012	$0.902735	$0.904680	230,429.022
Subaccount Inception Date November 19, 2009	2011	$0.988165	$0.902735	107,769.911
	2010	$1.022659	$0.988165	26,556.163
	2009	$0.997274	$1.022659	0.000
TA PIMCO Tactical - Growth - Service Class(14)	2012	$0.873700	$0.868392	43,112.625
Subaccount Inception Date November 19, 2009	2011	$1.001344	$0.873700	2,954.219
	2010	$1.021578	$1.001344	3,614.102
	2009	$0.996406	$1.021578	0.000
TA Hanlon Income - Service Class	2012	$1.008203	$1.029727	20,843.534
Subaccount Inception Date November 19, 2009	2011	$0.992213	$1.008203	21,113.904
	2010	$1.003918	$0.992213	18,032.564
	2009	$0.999965	$1.003918	0.000
TA Vanguard ETF - Aggressive Growth - Service Class(15)	2012	$1.097401	$1.262709	1,654,518.082
Subaccount Inception Date November 19, 2009	2011	$1.156985	$1.097401	749,732.386
	2010	$1.024441	$1.156985	0.000
	2009	$0.999965	$1.024441	0.000
TA Vanguard ETF - Conservative - Service Class(8)	2012	$1.098537	$1.156129	771,274.508
Subaccount Inception Date November 19, 2009	2011	$1.078552	$1.098537	555,871.401
	2010	$0.998480	$1.078552	1,254,062.356
	2009	$0.999965	$0.998480	0.000
TA JPMorgan Mid Cap Value - Service Class	2012	$1.254029	$1.488347	33,654.183
Subaccount Inception Date November 19, 2009	2011	$1.248693	$1.254029	27,422.172
	2010	$1.029886	$1.248693	36,649.277
	2009	$0.985164	$1.029886	0.000
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.321699	$0.224097	5,114,352.228
Subaccount Inception Date May 1, 2009	2011	$0.407092	$0.321699	4,199,142.369
	2010	$0.563085	$0.407092	228,373.920
	2009	$1.000000	$0.563085	40,860.882
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2012	$0.961731	$1.028090	3,237,581.545
Subaccount Inception Date May 2, 2011	2011	$0.000000	$0.961731	98,516.525
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.981563	$1.034599	1,357,690.120
Subaccount Inception Date May 2, 2011	2011	$0.000000	$0.981563	1,009,189.803
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.921070	$1.008787	1,119,475.920
Subaccount Inception Date May 2, 2011	2011	$0.000000	$0.921070	727,411.082
TA PIMCO Real Return TIPS - Service Class	2012	$1.067818	$1.120422	1,755,033.076
Subaccount Inception Date May 2, 2011	2011	$0.000000	$1.067818	547,291.799
TA JPMorgan Core Bond - Service Class	2012	$1.045293	$1.080866	412,407.450
Subaccount Inception Date May 2, 2011	2011	$0.000000	$1.045293	125,984.160

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class	2012	$0.996413	$1.057019	5,327,251.460
Subaccount Inception Date May 2, 2011	2011	$0.000000	$0.996413	1,474,087.865
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.010238	552,364.598
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.005291	48,621.322
TA Market Participation Strategy - Service Class(16)
Subaccount inception date September 17, 2012	2012	$1.000000	$0.990317	58,484.680

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(5)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.
(6)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(7)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.
(8)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(9)	Formerly known as Transamerica BlackRock Large Cap Value VP.
(10)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP.
(11)	Formerly known as Transamerica Multi Managed Large Cap Core VP.
(12)	Formerly known as Transamerica Hanlon Balanced VP.
(13)	Formerly known as Transamerica Hanlon Growth and Income VP.
(14)	Formerly known as Transamerica Hanlon Growth VP.
(15)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.

MEMBERS® LANDMARKSM VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2013

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the MEMBERS® LandmarkSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2013. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK

The subaccounts available under this policy invest in underlying funds of the Portfolio companies listed below:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AMERICAN FUNDS INSURANCE SERIES® TRUST

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

GE INVESTMENTS FUNDS, INC.

TRANSAMERICA SERIES TRUST

For a complete list of the available subaccounts, please refer to “Appendix - Portfolios Associated with the Subaccounts”. For more information on the underlying funds, please refer to the prospectus for the underlying fund.

2

3

TABLE OF CONTENTS continued

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER	126
APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER	127
APPENDIX
GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE	128
APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS	132
APPENDIX
PAM METHOD TRANSFERS	139
APPENDIX
GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - INCOME LINKSM RIDER	143
APPENDIX
ADJUSTED PARTIAL SURRENDERS - GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDERS	145
APPENDIX
HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - RETIREMENT INCOME MAXSM RIDER	150
APPENDIX
RIDER GRID VARIATIONS	152

4

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Income LinkSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

—	premium payments; minus
—	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus
—	interest credited in the fixed account; plus
—	accumulated gains in the separate account; minus
—	accumulated losses in the separate account; minus
—	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act

5

of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

6

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

7

EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depends on the death benefit option that you select, as follows:

—	1.30% if you choose the Return of Premium Death Benefit
—	1.50% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

—	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2
—	0.30% if you choose the American Funds - Bond Fund - Class 2
—	0.30% if you choose the American Funds - Growth Fund - Class 2
—	0.30% if you choose the American Funds - Growth-Income Fund - Class 2
—	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
—	0.20% if you choose the GE Investments Total Return Fund - Class 3
—	0.10 % if you choose the TA BlackRock Global Allocation - Service Class

8

If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Income LinkSM Rider, there is an annual rider fee of 0.90% of the withdrawal base which is charged quarterly during the accumulation phase.

If you elect the Retirement Income MaxSM Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.

If you elect the Retirement Income ChoiceSM 1.6 Rider, there is a rider fee during the accumulation phase of 0.70% to 1.55% (on an annual basis) of the withdrawal base, which is charged quarterly, depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

ANNUITY PAYMENTS

(THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a

9

variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.

DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

—	Annual Step-Up Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1⁄2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

—	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
—	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
—	You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.
—	Under certain medically related circumstances, you may surrender all or a portion of the policy

10

value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

—	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”
—	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.
—	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
—	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
—	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.
—	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
—	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage. This feature is called the “Income LinkSM Rider.” If you elect the Income LinkSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix -Designated Investment Options”.) You may lose the benefit of this rider if you take any withdrawal that is not an Income LinkSM rider systematic withdrawal. There is an extra charge for this rider.

—	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income MaxSM Rider.” If you elect the Retirement Income MaxSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
—	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.6 Rider.” If you elect the Retirement Income ChoiceSM 1.6 Rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund

11

will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2012) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.

INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaannuities.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.

You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

12

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%

Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Annual Step-Up Death Benefit	0.20%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%

Optional Rider Fees: (You may only elect one of the optional riders listed below)
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%

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Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	0.90%

Income LinkSM Rider (annual charge a - % of withdrawal base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%

Retirement Income MaxSM Rider (annual charge - a % of withdrawal base):
(for riders issued on or after December 12, 2011)
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%

Retirement Income MaxSM Rider (annual charge - a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit (Maximum)	1.75%
Base Benefit (Current)	1.00%

Retirement Income ChoiceSM 1.6 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.6 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%

Maximum Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%
Current Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.40%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available
Retirement Income ChoiceSM 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%

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Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.15%
Income EnhancementSM Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.65%
Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	1.90%

Retirement Income ChoiceSM 1.2 Rider (annual charge - a % of withdrawal base):
(for riders issued on or after December 12, 2011)
Base Benefit Open Allocation Option (Maximum)	2.00%
Base Benefit Open Allocation Option (Current)	1.25%
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.00%
Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.25%

Retirement Income ChoiceSM 1.2 Rider (annual charge - a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit Open Allocation Option (Maximum)	1.95%
Base Benefit Open Allocation Option (Current)	1.20%
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.15%

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Income EnhancementSM Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.65%
Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	1.90%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2012 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.54%
Highest Gross	1.44%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2012, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income ChoiceSM 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$1358
3 Years	$2567
5 Years	$3716
10 Years	$6725
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$638
3 Years	$1937
5 Years	$3266
10 Years	$6725
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1408
3 Years	$2706
5 Years	$3438

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10 Years	$6858
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$688
3 Years	$2076
5 Years	$3438
10 Years	$6858

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION -Distributor of the Policies.

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Policy Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, including overnight delivery, duplicate policies; non-sufficient checks on new business; duplicate 1099 and 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

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Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%) and the TA BlackRock Global Allocation - Service Class (0.10%). See EXPENSES.

Liquidity Rider: This fee is only charged for the first four policy years.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees:

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Maximum Total Income LinkSM Rider and Retirement Income MaxSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Retirement Income ChoiceSM 1.6 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.6 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income ChoiceSM 1.6 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.6 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

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Maximum Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available

Retirement Income ChoiceSM 1.4 and Retirement Income ChoiceSM 1.2 Riders - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.4 and Retirement Income ChoiceSM 1.2 Riders - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income ChoiceSM 1.4 or Retirement Income ChoiceSM 1.2 Riders with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.4 and Retirement Income ChoiceSM 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.4 and Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.4 and Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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THE ANNUITY POLICY

This prospectus describes the MEMBERS® LandmarkSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

—	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
—	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
—	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

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Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over

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$500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, subject to the limitations described under ADDITIONAL FEATURES - Telephone Transactions. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m., Eastern time. Holidays are generally not business days.

INVESTMENT CHOICES

The MEMBERS® LandmarkSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

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Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The

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Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment. Any subsequent premium payments, asset rebalance programs or dollar cost averaging transactions into a closed subaccount will be re-allocated to the remaining available investment choices according to the investment allocation instructions you previously provided. Under asset rebalance programs the value remaining in the closed fund will be excluded from any future rebalancing. The value of the closed fund will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed fund to another investment choice. If you decide to re-allocate the value of the closed fund, you will need to provide us with instructions to achieve your goal.

If you allocate premium to a subaccount that is closed to new investment, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and the premium will be returned.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

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Static Allocation Models

A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.

Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner’s investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.

You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders, transfers and amounts applied to an income option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

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We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

—	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
—	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
—	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are

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considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);
(2)	an adverse effect on portfolio management, such as:
(a)	impeding a portfolio manager’s ability to sustain an investment objective;
(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or
(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and
(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations,

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or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

—	impose redemption fees on transfers; or
—	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
—	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps

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taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund

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portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

EXPENSES

Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
more than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 -$10,000)].

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Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1⁄2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of adjusted policy value surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

—	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
—	this surrender charge is a percentage of the adjusted policy value surrendered and not a percentage of premium; and
—	under this payment option, there is no surrender charge free amount.

Liquidity Rider

If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

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Excess Interest Adjustment

Surrenders (full and partial) transfers, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix -Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.

During the accumulation phase:

—	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.
—	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

—	you begin receiving annuity payments;
—	you surrender the policy; or
—	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services you request.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Service Charge

During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at

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surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Administrative Charges

We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

—	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2
—	0.30% if you choose the American Funds -Bond Fund - Class 2
—	0.30% if you choose the American Funds -Growth Fund - Class 2
—	0.30% if you choose the American Funds -Growth-Income Fund - Class 2
—	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
—	0.20% if you choose the GE Investments Total Return Fund - Class 3
—	0.10 % if you choose the TA BlackRock Global Allocation - Service Class

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+

If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

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Income LinkSM Rider Fee

If you elect the Income LinkSM rider, there is an annual rider fee which is currently 0.90% of the withdrawal base which is charged quarterly during the accumulation phase.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income MaxSM Rider Fees

If you elect the Retirement Income MaxSM rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Retirement Income ChoiceSM 1.6 Rider Fees

If you elect the Retirement Income ChoiceSM 1.6 rider, then the rider fee, which is charged quarterly before annuitization, is 1.55%, 1.10% and 0.70% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.6 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.40%	0.35%
IncomeEnhancementSM Benefit	0.30%	0.50%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee percentage may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Reduced Fees and Charges

We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing

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and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:

Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES ® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.39%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.40%
GE INVESTMENTS FUNDS, INC.	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.

TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to

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us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2012 we received $112,349,723.11 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Fidelity® Variable Insurance Products Fund We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):

—	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.
—	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
—	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2012, TCI or its affiliates received total revenue sharing payments in the amount of $4,254,521.64 from the following Fund managers and/or subadvisers to participate in TCI’s events: AEGON USA Investment Management • Alliance Bernstein Investments • American Funds • BlackRock Investment Management, LLC. • Fidelity Investments • Franklin Templeton Investments • GE Asset Management • Hanlon Investment Management Inc. • ING Clarion Real Estate Securities • Invesco AIM • Janus Capital • Jennison Associates • Legg Mason Capital Management • Logan Circle Investment Partners • Madison Asset Management • Morgan Stanley Investment Management • Natixis Global Asset Management • Oppenheimer Funds • Pacific Investment Management Company • Wellington Management Company.

Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

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For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.

ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

—	by making a surrender (either a full or partial surrender); or
—	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:

—	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
—	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
—	the SEC permits a delay for the protection of owners.

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Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica AEGON Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA AEGON Money Market subaccount until the portfolio is liquidated.

Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Surrenders (full and partial), transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial) if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S = Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;

G = Is the guaranteed interest rate for the guaranteed period applicable to “S”;

C = Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 0.25%; and

M = Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.

*	= multiplication

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Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.

There will be no excess interest adjustment on any of the following:

—	surrenders of cumulative interest credited;
—	Nursing Care and Terminal Condition Withdrawal Option surrenders;
—	Unemployment Waiver surrenders;
—	transfers from a Dollar Cost Averaging fixed source;
—	surrenders to satisfy any minimum distribution requirements; and
—	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

—	Any surrenders over $250,000;
—	Certain surrenders on or within 15 days of an address change;
—	Any surrender request made on or within 15 days of an ownership change;
—	Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
—	Any surrender when the Company does not have an originating or guaranteed signature on file;
—	Any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS

(THE INCOME PHASE)

You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The latest annuity commencement date generally cannot be after the date specified in your policy unless a later date is agreed to by us. The earliest annuity commencement date is at least 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy).

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After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

You must also decide if you want your annuity payments to be guaranteed for the annuitant’s lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

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Life Income (not available for adjusted ages greater than 85 for the No Period Certain and Life with Emergency CashSM options). You may choose between:

—	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime. The last payment will be the payment immediately before the annuitant’s death.
—	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.
—	Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
—	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity (not available for adjusted ages greater than 85). You may choose:

—	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
—	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

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The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies or we may limit certain options to ensure they comply with the applicable tax law provisions.

NOTE CAREFULLY

IF:

—	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
—	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

—	we may make only one (two, three, etc.) annuity payments.

IF:

—	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
—	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

—	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

—	you choose Life with Emergency CashSM; and
—	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

—	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive a lump sum. The guarantees of these death benefits are based on our claims-paying ability.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant’s death, written directions

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from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we may require due proof of death from all beneficiaries before paying the death proceeds. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary’s instructions.

The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death.

When We Pay A Death Benefit

We will pay a death benefit IF:

—	you are both the annuitant and sole owner of the policy; and
—	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

—	you are not the annuitant; and
—	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

—	you are not the annuitant; and
—	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner’s death (who is not the annuitant) the entire interest must be distributed within five years. See the SAI for a more detailed discussion of the distribution requirements under the Code.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

—	you are not the annuitant; and
—	you die on or after the annuity commencement date; and
—	the entire interest in the policy has not been paid;

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THEN:

—	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

—	you are the owner and annuitant; and
—	you die after the annuity commencement date; and
—	the annuity payment option you selected did not have or no longer has a guaranteed period;

THEN:

—	no additional payments will be made (there is no death benefit).

NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.

IF:

—	annuity payments are being made under the Life with Emergency CashSM; and
—	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

—	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

—	any surviving owner;
—	primary beneficiary;
—	contingent beneficiary; or
—	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

—	the policy value on the date we receive the required information in good order at our Administrative Office;
—	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
—	minimum required cash value; and
—	the guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

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Annual Step-Up Death Benefit

Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

—	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
—	any premium payments since the date of any policy anniversary with the largest policy value; minus
—	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

—	total premium payments; less
—	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.

This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.

The formula used to calculate the adjusted partial surrender amount, is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.

We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

TAX INFORMATION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal

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income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.

Introduction

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the account value over the investment in the policy during each taxable year.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or an employer sponsored retirement program, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan’s provisions and a policy’s provisions, the plan’s provisions will control.

If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.

You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy.

The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

The value of death benefit options and riders elected may need to be considered in calculating minimum required distributions from a qualified plan/or policy.

Taxation of Us

We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account,

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we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of the Policy

Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The policy owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.

Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting dated and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity starting date, such owner’s surviving spouse is the sole beneficiary, under the nonqualified policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the

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primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.

The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law - e.g., civil union partners and same-sex marriage spouses - may have adverse tax consequences. Consult a tax adviser for more information on this subject.

Taxation of Annuities

The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser. A policy owned by a trust using the grantor’s social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.

Different Individual Owner and Annuitant

If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.

Annuity Starting Date

This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the

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definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

Taxation of Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

—	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
—	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Taxation of Surrenders and Partial Withdrawals -Nonqualified Policies

When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy over the “investment in the policy.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.

If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.

The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59 1⁄2; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series

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of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer’s designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Guaranteed Lifetime Withdrawal Benefits

For policies with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.

Aggregation

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Tax-Free Exchanges

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity policy for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity policy issued in an exchange for another annuity policy is treated as new for purposes of the penalty and distribution at death rules.

If the initial contribution is made as a result of an exchange or surrender of another annuity policy, we may require that you provide information relating to the federal income tax status of the previous annuity policy to us.

Revenue Procedure 2011-38 significantly eases the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the code will not be treated as a distribution from either the old or new policy.

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Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long-term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. While distributions from qualified policies are not subject to tax, such distributions may be includible in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from you qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.

Taxation of Surrenders and Partial Withdrawals -Qualified Policies

In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. If you do not have any non-deductible purchase payments, your investment in the contract will be treated as zero.

The IRS has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death and/or living benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional death benefit.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1⁄2, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrenders; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a

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policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1⁄2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.

Withholding

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,250,000) and 40% respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity

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policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Foreign Account Tax Compliance Act (“FATCA”)

Beginning in 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Qualified Policies

The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1⁄2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code or to an annuity that is qualified funding asset as defined in the Code Section 130(d) of the Code. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover

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amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1⁄2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1⁄2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the

Code. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following attaining age 59 1⁄2, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the

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greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1⁄2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1⁄2. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Ineligible Owners-Qualified

We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/HR-10 plans and any other types of plans at our sole discretion.

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Qualified Plan Distribution

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1⁄2 or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70 1⁄2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.

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This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment. Any payment in excess of your remaining surrender charge free amount may be subject to a surrender charge.

Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender that exceeds the surrender charge free amount while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. If the request does not exceed the surrender charge free amount, future systematic payment will be recalculated based on the remaining free amounts.

Keep in mind that surrenders under the Systematic Payout Option may be taxable, and if made before age 59 1⁄2, may be subject to a 10% federal penalty tax. There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

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Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note:

—	This feature terminates upon annuitization and there is a mandatory annuitization date.
—	We may credit interest in the fixed account at a lower rate if you select this rider.

The Liquidity Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

—	the Additional Death Distribution factor (see below); multiplied by
—	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings are policy gains accrued and not previously withdrawn since the rider date. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

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No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, 0.25% of the policy value is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

—	you cancel it by notifying our Administrative Office in writing,
—	the policy is annuitized or surrendered, or

—	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution.

Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional death benefit amount when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

—	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution + rider fees paid since the rider date.

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—	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 -75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution + benefit is still being offered. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

—	you cancel it by notifying our Administrative Office in writing in good order,
—	the policy is annuitized or surrendered, or
—	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution+ may not be re-elected, if still being offered, for one year.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution+ may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

—	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
—	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

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You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances: because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

—	employed full time for at least two years prior to becoming unemployed;
—	employed full time on the policy date;
—	unemployed for at least 60 days in a row at the time of surrender;
—	must have a minimum cash value at the time of surrender of $5,000; and
—	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make certain transactions by telephone upon our receipt of the appropriate authorization.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

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Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

—	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from either the fixed account or money market (see the Dollar Cost Averaging election form).
—	Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

—	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or
—	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

—	any amount in a fixed source will be transferred to the money market investment choice; and
—	any amount in a variable source will remain in that variable investment choice; and
—	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

—	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

—	the additional premium payments will be allocated according to the current payment allocations at the time and will not reactivate a completed Dollar Cost Averaging program. (New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed.)

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IF:

—	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

—	we will, absent new instructions to the contrary, allocate the additional premium among the subaccounts as identified in the previous Dollar Cost Averaging program.

IF:

—	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

—	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment.

A Dollar Cost Averaging program can be used in conjunction with a guaranteed minimum withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset Rebalancing can be used in conjunction with a guaranteed minimum withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the PAM investment choices or OA subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method. There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Income LinkSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.

The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:

—	Retirement Income ChoiceSM 1.4 Rider
—	Retirement Income ChoiceSM 1.2 Rider

See Rider Grid for additional information on each of these riders.

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Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

—	Certain protections under the rider are available only if you hold the rider for ten years.
—	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
—	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)
—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
—	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
—	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

—	the guaranteed future value on the rider date; plus

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—	a percentage of subsequent premium payments (as described below); less
—	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

—	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
—	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

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Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

—	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
—	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees — on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)

Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

—	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
—	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
—	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.

Withdrawals under the guaranteed minimum withdrawal benefit also:

—	reduce your policy value;
—	reduce the guaranteed future value;
—	reduce your death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).

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Maximum Annual Withdrawal Amount. Under this benefit:

—	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

—	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59 1⁄2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.

Please note:

—	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.
—	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.
—	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
—	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a

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50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59 1⁄2. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:

—	the total withdrawal base on the rider date; plus
—	subsequent premium payments; less
—	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:

—	the minimum remaining withdrawal amount on the rider date; plus
—	subsequent premium payments; less
—	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant’s death.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.

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Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA AEGON U.S. Government Securities - Service Class subaccount (which invests in the Transamerica AEGON U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM TA AEGON U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment choices if your policy value is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.

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Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment choices.

Transactions you make also affect the number of PAM transfers including:

—	additional premium payments; and
—	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment choices will occur.

When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as

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time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

—	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
—	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider.

Income LinkSM Rider

You may elect to purchase the optional Income LinkSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage (see Withdrawal Options and Percentages section below); and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income LinkSM rider for a qualified policy. The date this rider is added to your policy is the “rider date.” You choose the date of the first Income LinkSM rider systematic withdrawal, which is the Income LinkSM rider start date. If you elect the Income LinkSM rider

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you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our the claims-paying ability.

Income LinkSM Rider - Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each Income LinkSM rider withdrawal year (first as systematic withdrawals from your policy value and, if necessary, as systematic payments from us), beginning on the Income LinkSM rider start date and lasting until the annuitant’s death (unless a non-Income LinkSM rider systematic withdrawal reduces your withdrawal base to zero; see Withdrawal Base Adjustments below). The first Income LinkSM rider withdrawal year begins on the Income LinkSM rider start date and each successive Income LinkSM rider withdrawal year begins thereafter on each anniversary of that date.

Income LinkSM Rider – Systematic Withdrawals. In order to begin receiving Income LinkSM rider systematic withdrawals, you must elect the withdrawal option and frequency (monthly, quarterly, semi-annually or annually) through which you will receive the Income LinkSM rider systematic withdrawals (for qualified policies you will also have to elect whether or not to receive your minimum required distribution amount as calculated herein). Any change to the frequency of your Income LinkSM rider systematic withdrawals will take effect at the beginning of the next Income LinkSM rider withdrawal year. Any other withdrawal, regardless of amount or timing, is a non-Income LinkSM rider systematic withdrawal. See Withdrawal Base Adjustments below.

Of course, you can always withdraw any amount up to your cash value pursuant to your rights under the policy at your discretion however, withdrawals other than Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will reduce the withdrawal base. See the “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted

Partial Surrenders - Income LinkSM Rider” for an example showing the effect of a hypothetical withdrawal in more detail.

Please note:

—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider to allow for Income LinkSM rider systematic withdrawals from your policy value each Income LinkSM rider withdrawal year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount or on a non-systematic basis, because such withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
—	Depending on which withdrawal option you elect, your withdrawal percentage will decrease after second, third, fourth, fifth, sixth or seventh withdrawal year.
—	The longer you wait to start taking Income LinkSM rider systematic withdrawals under the rider, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
—	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular Income LinkSM rider systematic withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

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—	All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
—	Any withdrawal that is not an Income LinkSM rider systematic withdrawal (or certain minimum required distributions) will decrease the withdrawal base; the impact may be on a greater than dollar-for-dollar basis.
—	During any Income LinkSM rider withdrawal year, if there is a withdrawal base adjustment, the remaining rider withdrawal amount and the Income LinkSM rider systematic withdrawal amount will increase or decrease by the same percentage as the withdrawal base.
—	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Income LinkSM rider terminates and all benefits thereunder cease.
—	The only way to receive withdrawals (either Income LinkSM rider systematic withdrawals or minimum required distributions) without causing an adjustment to the withdrawal base is to use the Income LinkSM rider systematic withdrawal programs.

Like all withdrawals, Income LinkSM rider systematic withdrawals while this rider is in effect also:

—	reduce your policy value;
—	reduce the amount you can withdraw “adjustment free” as a minimum required distribution;
—	reduce your base policy death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties; and
—	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount systematically each Income LinkSM rider withdrawal year from your policy value without causing an adjustment. See Withdrawal Base Adjustments below. You must use a systematic withdrawal program to withdraw your rider withdrawal amount. Such withdrawals are Income LinkSM rider systematic withdrawals. Any withdrawal other than an Income LinkSM rider systematic withdrawal is considered a non-Income LinkSM rider systematic withdrawal and will result in a withdrawal base adjustment (except for certain minimum required distributions, see Minimum Required Distribution below).

The annual rider withdrawal amount is zero until the Income LinkSM rider start date. On the Income LinkSM rider start date and at the beginning of each Income LinkSM rider withdrawal year thereafter, the annual rider withdrawal amount is equal to the applicable withdrawal percentage (based on the withdrawal option you elect) multiplied by the withdrawal base. During any Income LinkSM rider withdrawal year, the rider withdrawal amount and Income LinkSM rider systematic withdrawal amount may be adjusted up or down as described in the Withdrawal Base Adjustment below.

Minimum Required Distribution: Prior to the Income LinkSM rider start date, the systematic withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment. After the Income LinkSM rider start date, the withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment to the withdrawal base; however, it must be withdrawn pursuant to an Income LinkSM rider systematic withdrawal program whereby you will receive your Income LinkSM rider systematic withdrawals and any remaining minimum required distribution amount as calculated herein distributed at the end of the applicable calendar year (not at the end of the applicable rider year).

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If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, you can withdraw via a systematic withdrawal option, an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years). Minimum required distribution amounts calculated as set forth above and taken via a systematic withdrawal option will not cause an adjustment under this provision of the rider. Any withdrawal during a calendar year will reduce the withdrawal base adjustment free minimum required distribution amount for that year.

Please note: If you want to change the mode of the systematic withdrawal through which you are receiving your “adjustment free” minimum required distribution, your change will not take effect until the next anniversary of your systematic withdrawal program. Likewise, if you stop a systematic withdrawal program you cannot restart a new systematic program until the date that would have been the anniversary of the systematic withdrawal program you stopped. (For example, if you started a monthly systematic withdrawal program to receive your “adjustment free” minimum required distribution amount on August 19th, and stopped it on December 21st of that same year, you could not restart a new systematic withdrawal program until August 19th of the following year.)

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.

Please note:

—	The rider withdrawal amount will be zero until the Income LinkSM rider start date, however, you will still be charged a rider fee prior to this time.
—	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during an Income LinkSM rider withdrawal year for withdrawal in a future Income LinkSM rider withdrawal year. This means that if you do not take the entire rider withdrawal amount during an Income LinkSM rider withdrawal year, you cannot take more than the rider withdrawal amount in the next Income LinkSM rider withdrawal year and maintain the rider’s guarantees.
—	Non-Income LinkSM rider systematic withdrawals may cause you to lose the benefit of the rider.
—	All policy value must be allocated to a limited number of specified funds. (See “ Appendix - Designated Investment Options.”)

Withdrawal Options and Percentages. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the withdrawal option you select. The withdrawal percentages, categorized by withdrawal option, are as follows:

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Withdrawal Option - number years at increased rate	Withdrawal Percentage - Single Life Option	Withdrawal Percentage - Joint Life Option
7 years	5% for 7 years and 4% thereafter	4.5% for 7 years and 3.5% thereafter
6 years	6% for 6 years and 4% thereafter	5.5% for 6 years and 3.5% thereafter
5 years	7% for 5 years and 4% thereafter	6.5% for 5 years and 3.5% thereafter
4 years	8% for 4 years and 4% thereafter	7.5% for 4 years and 3.5% thereafter
3 years	9% for 3 years and 4% thereafter	8.5% for 3 years and 3.5% thereafter
2 years	10% for 2 years and 4% thereafter	9.5% for 2 years and 3.5% thereafter

Please note, once established, the withdrawal percentage will not increase.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to non-Income LinkSM rider systematic withdrawals.

Please note:

—	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
—	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greater of:

—	current withdrawal base or;
—	the Automatic Step-up amount (see Automatic Step-Up below).

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no non-Income LinkSM rider systematic withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, no automatic step-up will occur.

The rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Please note:

—	The withdrawal base “steps-up” on rider anniversaries whereas a Income LinkSM rider withdrawal year begins on the Income LinkSM rider start date and each anniversary thereof.
—	If an automatic step-up occurs, your remaining rider withdrawal amount and Income LinkSM rider systematic withdrawal amount is proportionally increased for the remainder of that Income LinkSM rider withdrawal year.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up

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occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Premium additions will increase the withdrawal base on a dollar-for-dollar basis. See Automatic Step-Up above for a description of how automatic step-ups increase the withdrawal base.

Income LinkSM rider systematic withdrawals up to the rider withdrawal amount will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals will reduce the withdrawal base, however, by the greater of the dollar amount of the withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income LinkSM Rider” for examples showing the effect of hypothetical withdrawals in more detail. The effect of a negative adjustment is amplified if the policy value is less than the withdrawal base. See the “Appendix - Guaranteed Lifetime Benefit Adjustment Partial Surrenders - Income LinkSM Rider” for examples showing the effect of hypothetical non-Income LinkSM rider systematic withdrawals in more detail, including a non-Income LinkSM rider systematic withdrawal that reduces the withdrawal base by a pro rata amount. Withdrawal base adjustments occur immediately following premium additions or non-Income LinkSM rider systematic withdrawals. If you take a non-Income LinkSM rider systematic withdrawal that reduces your policy value (and withdrawal base) to zero, then the Income LinkSM rider will terminate and you will lose all its benefits.

Please Note: We do not monitor for non-Income LinkSM rider systematic withdrawals or notify you of withdrawal base adjustments. If you take a non-Income LinkSM rider systematic withdrawal please note your Income LinkSM rider systematic withdrawal amount will be reduced.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Income LinkSM Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Following the fifth rider anniversary you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

—	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
—	We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Income LinkSM Rider - Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to

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continue the policy). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

—	The withdrawal percentage for each withdrawal option is lower if you elect this option.
—	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.
—	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
—	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
—	This option may not be permitted in the case of non-natural owners.

Income LinkSM Rider Fees

Income LinkSM Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and non-Income LinkSM rider systematic withdrawals during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the applicable “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base.

The quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;
(B)	rider fee percentage; and
(C)	is the number of (remaining) days in
the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

= 100,000*0.009*(91/365)

=900*(91/365)

=$224.38

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the first rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

—	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage will remain the same).

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Rider Fee Adjustment for Withdrawal Base Adjustments. A rider fee adjustment will also be calculated for subsequent premium payments and non-Income LinkSM rider systematic withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider.

Example 2: Calculation for the first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for an additional premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $100,000. The fee adjustment is:

=10,000*0.009*(20/365)

= 90*(20/365)

= $4.93

Total fee assessed at the end of the first rider quarter (assuming no further fee adjustments):

= 4.93 + 224.38

=$229.31

Income LinkSM Rider Issue Requirements

The Company will not issue the Income LinkSM rider unless:

—	the annuitant is at least 55 years old and not yet 81 years old (lower if required by state law);
—	the annuitant is also an owner (except in the case of non-natural owners);
—	there are no more than two owners; and
—	if the joint life option is elected, the annuitant’s spouse is at least 55 years old and not yet 81 years old (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner). The use of the joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Income LinkSM rider will terminate upon the earliest of the following:

—	the date we receive written notice from you requesting termination of the rider if such notice is received by us following the fifth rider anniversary;
—	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
—	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of annuity payments equals the policy value on the maximum annuity commencement date, the annuitant’s beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.

The Income LinkSM rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income LinkSM rider.

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Retirement Income MaxSM Rider

You may elect to purchase the optional Retirement Income MaxSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income MaxSM rider for a qualified policy. If you elect the Retirement Income MaxSM rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income MaxSM – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse’s if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix - Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
—	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
—	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

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—	All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
—	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
—	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
—	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income MaxSM rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

—	reduce your policy value;
—	reduce your base policy death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties; and
—	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

—	the rider withdrawal amount described above; or
—	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for an example showing the effect of a minimum required distribution amount.

If your policy value reaches zero:

—	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required

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distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.

—	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:

—	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
—	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	All policy value must be allocated to a limited number of specified funds. (See “Appendix - Designated Investment Options.”)

For riders issued on or after December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.30%	3.80%
65-79	5.30%	4.80%
≥ 80	6.30%	5.80%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued before December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.5%	4.10%
65-74	5.5%	5.10%
≥ 75	6.5%	6.10%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent

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rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

—	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
—	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

—	current withdrawal base;
—	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
—	the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).

See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income MaxSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary the rider fee percentage may increase (or decrease) up to 75 basis points (0.75%) at the time of any automatic step-up (but will not exceed the maximum rider fee percentage in the fee table), i.e., the rider fee percentage is reset to the rider fee percentage then associated with newly issued riders.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which

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the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income MaxSM Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

—	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
—	We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Retirement Income MaxSM – Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

—	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.
—	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the

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annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

—	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
—	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
—	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
—	This option may not be permitted in the case of certain non-natural owners.

Retirement Income MaxSM Rider Fees

For riders issued on or after December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

=100,000*0.0125*(91/365)

=1,250*(91/365)

=$311.64

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

—	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for an additional premium payment of $10,000 made with 20

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days remaining in the first rider quarter. The withdrawal base change equals $10,000. The fee adjustment is:

= 10,000*0.0125*(20/365)

= 125*(20/365)

= $6.85

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= 6.85 + 311.64

= $318.49

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

For riders issued before December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

= 100,000*0.01(91/365)

= 1,000*(91/365)

= $249.32

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

—	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for an additional premium payment of $10,000 made with 20

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days remaining in the first rider quarter. The withdrawal base change equals $10,000. The fee adjustment is:

= 10,000*0.01(20/365)

= 100*(20/365)

= $5.48

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= 5.48 + 249.32

= $254.80

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income MaxSM Rider Issue Requirements

The Company will not issue the Retirement Income MaxSM rider unless:

—	the annuitant is not yet age 86 (lower if required by state law);
—	the annuitant is also an owner (except in the case of non-natural owners);
—	there are no more than two owners; and
—	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Retirement Income MaxSM rider will terminate upon the earliest of the following:

—	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
—	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
—	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income MaxSM rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income MaxSM rider.

Retirement Income ChoiceSM 1.6 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices. The tax rules for qualified policies may limit the value of this rider. Please

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consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.6 rider for a qualified policy. If you elect the Retirement Income ChoiceSM 1.6 rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income ChoiceSM 1.6 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Please note:

—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
—	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand,

the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

—	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
—	All policy value must be allocated to a limited number of specified investment choices. You should consult with your registered representative to assist you in determining whether these investment choices are suited for your financial needs and risk tolerance.
—	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
—	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
—	Any withdrawal will reduce your rider death benefit (if applicable).
—	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income ChoiceSM 1.6 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

—	reduce your policy value;
—	reduce your base policy death benefit and other benefits;

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—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties; and
—	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

—	the rider withdrawal amount described above; or
—	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.

Please note:

—	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
—	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	All policy value must be allocated to a limited number of specified funds. (See “ Appendix - Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the

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annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-79	5.0%	4.5%
≥ 80	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

—	We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
—	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

—	Current withdrawal base;
—	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
—	The policy value on any monthiversarySM, including the current rider anniversary (see Automatic Step-Up below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

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Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options in the corresponding designated allocation groups approved for the Retirement Income ChoiceSM 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts.

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Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

—	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
—	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date the Company receives all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.

Please note:

—	Resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
—	Resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
—	Policy owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.

Retirement Income ChoiceSM 1.6 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

—	Death Benefit;
—	Joint Life; and
—	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income ChoiceSM 1.6 Rider Fees below.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will

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be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.

Rider Death Benefit. The rider death benefit on the rider date is the policy value. After the rider date, the rider death benefit is equal to:

—	the rider death benefit on the rider date; plus
—	subsequent premium payments; less
—	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

—	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
—	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
—	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
—	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
—	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy).

Please note:

—	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

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—	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.
—	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
—	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
—	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
—	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
—	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
—	This option may not be permitted in the case of certain non-natural owners.

3. Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

—	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
—	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
—	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
—	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
—	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

—	It is operated pursuant to the laws of the jurisdiction in which it is located;
—	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
—	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
—	It is supervised by a staff of one or more licensed physicians; and
—	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

—	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;
—	It provides care performed or supervised by a registered graduate nurse;
—	It provides room and board accommodations;
—	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
—	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
—	It maintains a clinical record of each patient.

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A Qualifying Nursing Facility does not include:

—	Assisted living facilities or residential care facilities;
—	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
—	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
—	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
—	A rehabilitation hospital or basic care facilities;
—	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
—	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income ChoiceSM 1.6 Fees

Retirement Income ChoiceSM 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;
(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses assumed policy values as follows: Group A - $50,000; Group B - $30,000; and Group C - $20,000:

Example 1: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base of 100,000.

= 100,000 * [(50,000*0.0155) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)

= 100,000 * (775 + 330 + 140) / 100,000 * (91/365)

= 100,000 * 1,245/100,000 * (91/365)

= 1,245 * (91/365)

= $310.40

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

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Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

—	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
—	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base from Example 1 above, plus an adjustment for an additional premium payment of $10,000 made with

20 days remaining in the first rider quarter (allocated as in Example 1). the withdrawal base change equals $10,000. The fee adjustment is:

= 10,000 * [(5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (20/365)

= 10,000 * (77.50 + 33 + 14) / 10,000 * (20/365)

= 10,000 * 124.50/100,000 * (91/365)

= 124.50 * (91/365)

= $6.82

Total fee assessed at end of first rider quarter (assuming no further fee adjustments):

= 6.82 + 310.40

= $317.22

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 3: Calculation for $5,000 fund transfer from Group A (with $3,000 going into Group B and $2,000 into Group C) occurring during second quarter with 25 days remaining in the rider quarter, assuming:

Withdrawal Base = $104,590.16 Policy Value = $90,000

= 104,590.16 * [(-5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (25/365)

= 104,590.16 * (-77.50 + 33 + 14) / 90,000 * (25/365)

= 104,590.16 * -30.50/90,000 * (25/365)

= -35.44 * (25/365)

= $-2.43

Total fee assessed at end of the second rider quarter

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(assuming no further rider fee adjustments):

= 310.40 - 2.43

= + $307.97

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.6 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.6 rider unless:

—	the annuitant is not yet age 86 (lower if required by state law);
—	the annuitant is also an owner (except in the case of non-natural owners);
—	there are no more than two owners; and
—	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner). The use of the joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Retirement Income ChoiceSM 1.6 rider and any additional options will terminate upon the earliest of the following:

—	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
—	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
—	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider death benefit if elected, on the maximum annuity commencement date, the annuitant’s beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.6 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.6 rider.

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OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There maybe limitations on your ability to change the ownership of a qualified plan. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.;

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and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. However, in certain cases where applications or transaction requests are transmitted electronically through or by a broker/dealer, “receipt” can mean the point in time when the application or transaction request is electronically transmitted by the broker/dealer (or other financial intermediary), provided that we actually receive the application or transaction request promptly and in good order. We reserve the right to reject electronic transactions that do not meet our requirements.

Regulatory Modifications to Policy

We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.

Certain Offers

We may pay you more than your current cash value for your voluntary participation in certain offerings. We will notify you of the terms of any such offers.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in

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certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties

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and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that result from these examinations will have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

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State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

The Funds

At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.

101

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7.2% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other

102

expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2012, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $15,000 to $500,000, and payments of between

0.10% and 0.50% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2012, we and/or TCI had such “preferred product” arrangements with the following selling firms:

AXA Advisors LLC • BBVA Compass Investment Solutions, Inc. • CCO Investment Services Corp. • Centarus Financial Inc. • CFD Investments, Inc. • Citi AUM • Equity Services Inc. • Financial Network Invest Corporation • FSC Securities Corporation • Gary Goldberg & Co., Inc. • Genworth Financial Investment Services • Hantz Financial Services Inc. • Huntington Investment Company • ING Financial Partners • Invest Financial Corporation • Investacorp, Inc. • Investment Centers Of America • Investors Capital Corporation • James T. Borello & Company • LPL Financial • M&T Securities Inc. • Merrill Lynch Insurance Group • Morgan Keegan and Company, Inc. • Morgan Stanley Smith Barney • Multi Financial Securities Corporation • National Planning Corporation • Park Avenue Securities, LLC • Primevest Financial Services, Inc. • Raymond James and Associates • Raymond James Financial Group • Royal Alliance Associaties, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments Inc. • SunTrust Investments Services, Inc. • The Investment Center, Inc. • Transamerica Financial Advisors • UBS Financial Services, Inc. • US Bancorp Investments Inc. • Valmark Securities Inc. • VSR Financial Services, Inc. • Wells Fargo Advisors • Wells Fargo Wealth Brokerage

103

During 2012, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2012
Morgan Stanley Smith Barney	$2,003,689.04
LPL Financial LLC	$1,924,042.41
Wells Fargo Wealth Brokerage	$1,376,759.89
Wells Fargo Advisors	$1,159,816.33
Transamerica Financial Advisors	$893,174.56
Merrill Lynch Insurance Group	$800,000.00
UBS Financial Services	$608,490.41
National Planning Corporation	$450,837.53
Raymond James Financial Group	$416,210.11
CCO Investment Services Corp.	$410,513.53

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix - Condensed Financial Information

104

APPENDIX

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income ChoiceSM 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser’s determination of reasonable risk.
AMERICAN FUNDS INSURANCE SERIES ® TRUST
American Funds - Asset Allocation Fund - Class 2	American Funds - Asset Allocation Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond Fund - Class 2	American Funds - Bond Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth Fund - Class 2	American Funds - Growth Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income Fund - Class 2	American Funds - Growth-Income Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Income and capital growth consistent with reasonable risk.
TRANSAMERICA SERIES TRUST
TA AEGON High Yield Bond - Service Class	Transamerica AEGON High Yield Bond VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA AEGON Money Market - Service Class(2)	Transamerica AEGON Money Market VP – Service Class(2)	AEGON USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	Transamerica AEGON Active Asset Allocation - Moderate VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	Transamerica AEGON Active Asset Allocation - Conservative VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA AEGON Tactical Vanguard ETF - Growth - Service Class	Transamerica AEGON Active Asset Allocation - Moderate Growth VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA AEGON U.S. Government Securities - Service Class	Transamerica AEGON U.S. Government Securities VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA AllianceBernstein Dynamic Allocation - Service Class	Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Barrow Hanley Dividend Focused - Service Class(3)	Transamerica Barrow Hanley Dividend Focused VP – Service Class(3)	Barrow, Hanley, Mewhinney, and Strauss, LLC(3)
Investment Objective: Long-term capital growth.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.

105

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP – Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Capital appreciation and current income.
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Current income and preservation of capital.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: High total return through the combination of income and capital appreciation.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA PIMCO Real Return TIPS - Service Class	Transamerica PIMCO Real Return TIPS VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA PIMCO Tactical - Balanced - Service Class(4)	Transamerica PIMCO Tactical – Balanced VP – Service Class(4)	Pacific Investment Management Company LLC(4)
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class(5)	Transamerica PIMCO Tactical – Conservative VP – Service Class(5)	Pacific Investment Management Company LLC(5)
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class(6)	Transamerica PIMCO Tactical – Growth VP – Service Class(6)	Pacific Investment Management Company LLC(6)
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class(7)	Transamerica TS&W International Equity VP – Service Class(7)	Thompson, Siegel & Walmsley, LLC(7)
Investment Objective: Long-term capital appreciation.
TA Vanguard ETF - Aggressive Growth - Service Class(8)	Transamerica Vanguard ETF Portfolio - Aggressive Growth VP - Service Class(8)	AEGON USA Investment Management, LLC

106

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
Investment Objective: Long-term capital appreciation.
TA Vanguard ETF - Balanced - Service Class(9)	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class(9)	AEGON USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class(10)	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class(10)	AEGON USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class(11)(12)	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class(11)(12)	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.

(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica AEGON Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA AEGON Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Formerly known as Transamerica BlackRock Large Cap Value VP and formerly subadvised by BlackRock Investment Management, LLC.
(4)	Formerly known as Transamerica Hanlon Balanced VP and formerly subadvised by Hanlon Investment Management, Inc.
(5)	Formerly known as Transamerica Hanlon Growth and Income VP formerly subadvised by Hanlon Investment Management, Inc.
(6)	Formerly known as Transamerica Hanlon Growth VP formerly subadvised by Hanlon Investment Management, Inc.
(7)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP and formerly subadvised by Morgan Stanley Investment Management Inc.
(8)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.
(9)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(10)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(11)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.
(12)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.

107

CLOSED INVESTMENT OPTIONS:

Effective close of business on September 11, 2012, the following subaccounts will be closed to new investments. Effective on or about the close of business on September 14, 2012, the following subaccounts will be liquidated.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA Madison Large Cap Growth - Service Class	Transamerica Madison Large Cap Growth VP - Service Class	Madison Asset Management. LLC
TA Madison Moderate Growth Allocation - Service Class	Transamerica Madison Moderate Growth Allocation VP - Service Class	Madison Asset Management. LLC

The following subaccount is only available to owners that held an investment in this subaccount prior to September 17, 2012. However, if any such owner surrenders all of his or her money from this subaccount on or after September 17, 2012, that owner may no longer reinvest in this subaccount.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.

Effective open of business September 17, 2012, the following subaccount is closed to new investments:.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2	Franklin Income Securities Fund - Class 2	Franklin Advisers, Inc.

108

APPENDIX

DESIGNATED INVESTMENT OPTIONS

The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.

	Income LinkSM Rider	Retirement Income MaxSM Rider	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider Designated Allocation Groups
Funds		Before 12/12/11	After 12/12/11	A	B	C
American Funds - Bond Fund - Class 2	✓	✓	✓			✓
TA AEGON Money Market - Service Class	✓	✓	✓			✓
TA AEGON Tactical Vanguard ETF - Balanced - Service Class		✓	✓		✓
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	✓	✓	✓			✓
TA AEGON Tactical Vanguard ETF - Growth - Service Class				✓
TA AEGON U.S. Government Securities - Service Class	✓	✓	✓			✓
TA AllianceBernstein Dynamic Allocation - Service Class	✓	✓				✓
TA BlackRock Tactical Allocation - Service Class					✓
TA Janus Balanced - Service Class				✓
TA Legg Mason Dynamic Allocation - Balanced - Service Class		✓	✓		✓
TA Legg Mason Dynamic Allocation - Growth - Service Class				✓
TA Madison Balanced Allocation - Service Class		✓	✓		✓
TA Madison Conservative Allocation - Service Class	✓	✓	✓			✓
TA Madison Diversified Income - Service Class		✓	✓		✓
TA PIMCO Real Return TIPS - Service Class	✓	✓	✓			✓
TA PIMCO Tactical - Balanced - Service Class					✓
TA PIMCO Tactical - Conservative - Service Class						✓
TA PIMCO Tactical - Growth - Service Class				✓
TA PIMCO Total Return - Service Class	✓	✓	✓			✓
TA Vanguard ETF - Balanced - Service Class		✓	✓		✓
TA Vanguard ETF - Conservative - Service Class	✓	✓	✓			✓
TA Vanguard ETF - Growth - Service Class				✓
Fixed Account	✓	✓	✓			✓

109

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulations units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount.

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class(4)	2012	$1.571597	$1.725844	6,439,929.341
Subaccount Inception Date May 1, 2000	2011	$1.556876	$1.571597	4,693,027.263
	2010	$1.434601	$1.556876	3,873,506.055
	2009	$1.280515	$1.434601	1,363,494.337
	2008	$1.971298	$1.280515	665,750.433
	2007	$1.917627	$1.971298	750,652.143
	2006	$1.668938	$1.917627	614,761.786
	2005	$1.463652	$1.668938	497,499.714
	2004	$1.259049	$1.463652	273,314.811
	2003	$1.000000	$1.259049	19,505.649
TA Clarion Global Real Estate Securities - Service Class	2012	$1.848023	$2.275322	2,821,345.907
Subaccount Inception Date May 1, 2002	2011	$1.995615	$1.848023	2,137,194.645
	2010	$1.756760	$1.995615	1,194,819.376
	2009	$1.340633	$1.756760	499,997.796
	2008	$2.366536	$1.340633	350,357.465
	2007	$2.580481	$2.366536	506,071.765
	2006	$1.845522	$2.580481	276,287.445
	2005	$1.654962	$1.845522	246,527.688
	2004	$1.267846	$1.654962	167,881.007
	2003	$1.000000	$1.267846	21,789.232
TA AEGON High Yield Bond - Service Class	2012	$1.546734	$1.784325	11,913,250.882
Subaccount Inception Date June 1, 1998	2011	$1.501747	$1.546734	4,612,663.846
	2010	$1.358908	$1.501747	3,075,773.200
	2009	$0.939196	$1.358908	2,185,947.989
	2008	$1.279014	$0.939196	287,355.118
	2007	$1.276255	$1.279014	457,397.140
	2006	$1.171024	$1.276255	417,147.499
	2005	$1.170941	$1.171024	366,253.533
	2004	$1.085403	$1.170941	398,296.667
	2003	$1.000000	$1.085403	150,974.273
TA MFS International Equity - Service Class	2012	$1.616793	$1.941176	1,558,374.028
Subaccount Inception Date May 1, 2001	2011	$1.827773	$1.616793	1,240,204.870
	2010	$1.681853	$1.827773	805,931.948
	2009	$1.290929	$1.681853	512,855.910
	2008	$2.032875	$1.290929	336,816.455
	2007	$1.895435	$2.032875	760,765.644
	2006	$1.565082	$1.895435	278,372.177
	2005	$1.412998	$1.565082	128,146.139
	2004	$1.255588	$1.412998	101,200.554
	2003	$1.000000	$1.255588	276.057

110

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class	2012	$1.370456	$1.448972	37,646,728.713
Subaccount Inception Date May 1, 2002	2011	$1.312870	$1.370456	25,225,114.819
	2010	$1.246128	$1.312870	17,309,040.532
	2009	$1.092698	$1.246128	6,838,365.294
	2008	$1.144309	$1.092698	1,726,062.601
	2007	$1.067572	$1.144309	1,297,631.325
	2006	$1.042889	$1.067572	1,538,811.734
	2005	$1.037408	$1.042889	1,463,556.867
	2004	$1.010392	$1.037408	976,315.714
	2003	$1.000000	$1.010392	142,275.747
TA T. Rowe Price Small Cap - Service Class	2012	$1.943843	$2.210107	3,151,007.829
Subaccount Inception Date May 1, 2000	2011	$1.943542	$1.943843	2,467,702.802
	2010	$1.471490	$1.943542	1,519,465.114
	2009	$1.079705	$1.471490	714,925.002
	2008	$1.723339	$1.079705	362,239.770
	2007	$1.600870	$1.723339	541,949.910
	2006	$1.572316	$1.600870	804,035.563
	2005	$1.445530	$1.572316	752,922.036
	2004	$1.332482	$1.445530	286,574.361
	2003	$1.000000	$1.332482	45,534.520
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.438604	$1.499370	13,102,214.833
Subaccount Inception Date May 1, 2002	2011	$1.436219	$1.438604	9,402,118.631
	2010	$1.335549	$1.436219	1,593,165.138
	2009	$1.033496	$1.335549	451,065.211
	2008	$1.665133	$1.033496	278,861.942
	2007	$1.428939	$1.665133	533,892.149
	2006	$1.310709	$1.428939	379,924.087
	2005	$1.284802	$1.310709	316,234.296
	2004	$1.154157	$1.284802	200,826.320
	2003	$1.000000	$1.154157	0.000
TA AEGON Money Market - Service Class	2012	$1.019683	$1.004609	24,268,769.002
Subaccount Inception Date April 8, 1991	2011	$1.034921	$1.019683	16,936,197.348
	2010	$1.050379	$1.034921	12,496,464.504
	2009	$1.066018	$1.050379	10,703,944.406
	2008	$1.059141	$1.066018	11,099,099.147
	2007	$1.026204	$1.059141	4,124,023.150
	2006	$0.996971	$1.026204	1,927,835.453
	2005	$0.985977	$0.996971	1,533,323.685
	2004	$0.993319	$0.985977	1,015,897.444
	2003	$1.000000	$0.993319	570,320.435
TA AEGON U.S. Government Securities - Service Class	2012	$1.265974	$1.307833	21,082,939.214
Subaccount Inception Date May 13, 1994	2011	$1.197654	$1.265974	12,062,214.950
	2010	$1.166358	$1.197654	11,418,895.108
	2009	$1.136157	$1.166358	5,877,174.025
	2008	$1.073637	$1.136157	1,885,897.901
	2007	$1.030263	$1.073637	361,297.493
	2006	$1.014639	$1.030263	336,762.250
	2005	$1.009806	$1.014639	379,254.151
	2004	$0.996080	$1.009806	310,484.884
	2003	$1.000000	$0.996080	29,776.563

111

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.023630	$1.093104	38,483,093.656
Subaccount Inception Date May 1, 2008	2011	$1.023942	$1.023630	23,295,906.340
	2010	$0.938912	$1.023942	9,725,817.279
	2009	$0.817803	$0.938912	13,554,185.023
	2008	$1.000000	$0.817803	131,550.356
TA Vanguard ETF - Growth - Service Class(7	2012	$0.949931	$1.043955	54,244,131.719
Subaccount Inception Date May 1, 2008	2011	$0.975207	$0.949931	43,631,049.916
	2010	$0.875931	$0.975207	35,148,257.392
	2009	$0.721758	$0.875931	17,391,617.912
	2008	$1.000000	$0.721758	2,012,269.671
TA TS&W International Equity - Service Class(5)	2012	$1.541241	$1.767918	1,235,381.256
Subaccount Inception Date April 8, 1991	2011	$1.831042	$1.541241	1,068,306.135
	2010	$1.717602	$1.831042	976,999.975
	2009	$1.387180	$1.717602	745,245.758
	2008	$2.310106	$1.387180	737,860.075
	2007	$2.034237	$2.310106	1,104,968.644
	2006	$1.676063	$2.034237	636,702.239
	2005	$1.497321	$1.676063	294,472.300
	2004	$1.313437	$1.497321	53,163.663
	2003	$1.000000	$1.313437	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.730832	$1.854746	3,119,116.035
Subaccount Inception Date May 1, 2001	2011	$1.887300	$1.730832	3,164,153.938
	2010	$1.434038	$1.887300	1,121,882.864
	2009	$0.909040	$1.434038	513,541.011
	2008	$1.722779	$0.909040	197,130.488
	2007	$1.430616	$1.722779	297,554.272
	2006	$1.324940	$1.430616	218,807.993
	2005	$1.253128	$1.324940	205,773.131
	2004	$1.189709	$1.253128	181,007.748
	2003	$1.000000	$1.189709	40,928.103
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.265974	$1.307833	12,172,762.330
Subaccount Inception Date November 3, 2003	2011	$1.197654	$1.265974	17,082,804.780
	2010	$1.166358	$1.197654	10,844,525.758
	2009	$1.136157	$1.166358	16,654,125.738
	2008	$1.073637	$1.136157	28,331,587.997
	2007	$1.030263	$1.073637	1,088,666.718
	2006	$1.014639	$1.030263	0.000
	2005	$1.009806	$1.014639	0.000
	2004	$0.996080	$1.009806	41,453.315
	2003	$1.000000	$0.996080	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)	2012	$1.281555	$1.428555	4,243,178.264
Subaccount Inception Date November 10, 2008	2011	$1.344388	$1.281555	4,358,126.163
	2010	$1.239595	$1.344388	3,176,084.209
	2009	$1.012991	$1.239595	1,834,244.097
	2008	$1.000000	$1.012991	4,854.267
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.997180	$1.127958	8,677,473.265
Subaccount Inception Date May 1, 2008	2011	$1.052371	$0.997180	7,118,121.215
	2010	$0.907083	$1.052371	4,652,314.477
	2009	$0.665606	$0.907083	3,276,384.444
	2008	$1.000000	$0.665606	506,583.145

112

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income Securities Fund - Class 2	2012	$1.005351	$1.115734	13,125,725.645
Subaccount Inception Date May 1, 2007	2011	$0.996636	$1.005351	13,351,180.746
	2010	$0.897800	$0.996636	7,819,838.498
	2009	$0.672044	$0.897800	5,134,949.174
	2008	$0.969756	$0.672044	2,245,505.680
	2007	$1.000000	$0.969756	785,173.699
American Funds - Asset Allocation Fund - Class 2(3)	2012	$1.108731	$1.265353	12,129,840.585
Subaccount Inception Date November 19, 2009	2011	$1.114202	$1.108731	11,002,812.595
	2010	$1.008165	$1.114202	5,888,366.869
	2009	$0.989782	$1.008165	342,751.375
American Funds - Bond Fund - Class 2(3)	2012	$1.083204	$1.121116	6,723,163.334
Subaccount Inception Date November 19, 2009	2011	$1.039220	$1.083204	4,335,253.677
	2010	$0.993876	$1.039220	1,758,795.251
	2009	$1.000903	$0.993876	150,622.372
American Funds - Growth-Income Fund - Class 2(3)	2012	$1.064468	$1.228334	3,289,417.936
Subaccount Inception Date November 19, 2009	2011	$1.103785	$1.064468	2,221,314.046
	2010	$1.008415	$1.103785	1,691,024.699
	2009	$0.986806	$1.008415	17,907.186
American Funds - Growth Fund - Class 2(3)	2012	$1.099591	$1.273284	5,880,491.065
Subaccount Inception Date November 19, 2009	2011	$1.169354	$1.099591	3,905,538.641
	2010	$1.003022	$1.169354	2,225,606.298
	2009	$0.986485	$1.003022	28,512.540
GE Investments Total Return Fund - Class 3(2)	2012	$1.028571	$1.135198	2,619,636.167
Subaccount Inception Date November 19, 2009	2011	$1.079477	$1.028571	1,967,086.227
	2010	$1.003804	$1.079477	715,680.337
	2009	$0.988814	$1.003804	2,605.961
TA BlackRock Global Allocation - Service Class(1)	2012	$1.230599	$1.331962	63,404,565.105
Subaccount Inception Date May 1, 2009	2011	$1.300004	$1.230599	56,581,753.707
	2010	$1.203183	$1.300004	33,542,967.877
	2009	$1.000000	$1.203183	4,602,981.694
TA BlackRock Tactical Allocation - Service Class	2012	$1.352082	$1.465379	43,155,941.968
Subaccount Inception Date May 1, 2009	2011	$1.322799	$1.352082	24,453,867.417
	2010	$1.206946	$1.322799	11,910,953.011
	2009	$1.000000	$1.206946	1,621,280.990
TA Janus Balanced - Service Class	2012	$0.879968	$0.975267	9,318,857.489
Subaccount Inception Date November 19, 2009	2011	$1.001403	$0.879968	6,167,664.040
	2010	$0.985842	$1.001403	4,302,364.392
	2009	$0.986575	$0.985842	286,431.450
TA Vanguard ETF - Aggressive Growth - Service Class(8)	2012	$1.092834	$1.254972	4,107,510.649
Subaccount Inception Date November 19, 2009	2011	$1.154451	$1.092834	2,486,221.859
	2010	$1.024203	$1.154451	1,238,040.957
	2009	$0.999959	$1.024203	0.000
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.093979	$1.149041	8,605,627.676
Subaccount Inception Date November 19, 2009	2011	$1.076184	$1.093979	3,537,223.547
	2010	$0.998250	$1.076184	1,073,755.591
	2009	$0.999959	$0.998250	0.000
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.320009	$0.222465	44,957,963.655
Subaccount inception Date May 1, 2009	2011	$0.405751	$0.320009	45,168,626.840
	2010	$0.562345	$0.405751	3,584,184.325
	2009	$1.000000	$0.562345	172,759.606

113

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.980272	$1.031189	12,682,093.880
Subaccount inception Date December 9, 2011	2011	$1.000000	$0.980272	7,436,026.896
TA PIMCO Real Return TIPS - Service Class	2012	$1.066426	$1.116750	8,643,082.748
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.066426	2,624,256.684
TA Madison Balanced Allocation - Service Class	2012	$0.963442	$1.027927	4,483,399.991
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.963442	1,704,543.575
TA Madison Conservative Allocation - Service Class	2012	$0.987209	$1.034089	3,258,291.940
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.987209	878,134.437
TA Madison Diversified Income - Service Class	2012	$1.011959	$1.053359	2,350,431.750
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.011959	830,281.799
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.004922	$1.024706	11,605,767.331
TA AEGON Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$0.982260	$1.005469	16,635,454.489
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.008908	3,134,814.610
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.003956	1,616,834.461
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$0.925719	$0.919103	7,826,328.936
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2012	2012	$0.902981	$0.899120	4,863,404.671
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$0.873828	$0.863059	5,300,746.806

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class(4)	2012	$1.598704	$1.759082	14,825,565.722
Subaccount Inception Date May 1, 2000	2011	$1.580608	$1.598704	12.644.819.239
	2010	$1.453604	$1.580608	10,621,465.179
	2009	$1.294918	$1.453604	4,662,567.878
	2008	$1.989530	$1.294918	1,300,645.944
	2007	$1.931542	$1.989530	1,311,281.887
	2006	$1.677743	$1.931542	918,899.862
	2005	$1.468479	$1.677743	559,095.363
	2004	$1.260709	$1.468479	331,854.600
	2003	$1.000000	$1.260709	281,910.466
TA Clarion Global Real Estate Securities - Service Class	2012	$1.879905	$2.319167	7,301,756.211
Subaccount Inception Date May 1, 2002	2011	$2.026045	$1.879905	5,364,263.928
	2010	$1.780042	$2.026045	3,222,869.342
	2009	$1.355727	$1.780042	1,362,330.196
	2008	$2.388425	$1.355727	981,806.749
	2007	$2.599171	$2.388425	1,439,084.822
	2006	$1.855246	$2.599171	1,729,479.161
	2005	$1.660425	$1.855246	1,363,423.003
	2004	$1.269513	$1.660425	944,555.515
	2003	$1.000000	$1.269513	47,286.708

114

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond - Service Class	2012	$1.573385	$1.818674	14,559,317.424
Subaccount Inception Date June 2, 1998	2011	$1.524631	$1.573385	9,749,138.416
	2010	$1.376898	$1.524631	6,432,135.391
	2009	$0.949767	$1.376898	2,928,900.930
	2008	$1.290857	$0.949767	892,933.206
	2007	$1.285516	$1.290857	1,203,677.394
	2006	$1.177206	$1.285516	951,140.270
	2005	$1.174817	$1.177206	1,088,610.900
	2004	$1.086836	$1.174817	680,959.043
	2003	$1.000000	$1.086836	175,452.171
TA MFS International Equity - Service Class	2012	$1.644699	$1.978606	4,418,209.220
Subaccount Inception Date May 1, 2001	2011	$1.855655	$1.644699	2,720,553.951
	2010	$1.704145	$1.855655	2,244,866.019
	2009	$1.305453	$1.704145	1,189,781.598
	2008	$2.051695	$1.305453	818,822.845
	2007	$1.909198	$2.051695	1,201,922.514
	2006	$1.573346	$1.909198	1,015,352.398
	2005	$1.417665	$1.573346	637,710.256
	2004	$1.257247	$1.417665	335,232.509
	2003	$1.000000	$1.257247	26,522.590
TA PIMCO Total Return - Service Class	2012	$1.394065	$1.476859	174,536,788.027
Subaccount Inception Date May 1, 2002	2011	$1.332858	$1.394065	114,519,901.172
	2010	$1.262615	$1.332858	73,736,840.516
	2009	$1.104986	$1.262615	33,058,967.579
	2008	$1.154883	$1.104986	7,533,375.024
	2007	$1.075309	$1.154883	4,006,131.574
	2006	$1.048392	$1.075309	3,355,927.224
	2005	$1.040825	$1.048392	3,526,268.837
	2004	$1.011723	$1.040825	2,428,758.876
	2003	$1.000000	$1.011723	640,564.778
TA T. Rowe Price Small Cap - Service Class	2012	$1.977404	$2.252732	8,249,874.646
Subaccount Inception Date May 1, 2000	2011	$1.973204	$1.977404	6,590,742.942
	2010	$1.491012	$1.973204	4,136,813.642
	2009	$1.091873	$1.491012	1,943,334.850
	2008	$1.739305	$1.091873	1,120,769.163
	2007	$1.612498	$1.739305	1,572,388.900
	2006	$1.580617	$1.612498	1,542,968.085
	2005	$1.450314	$1.580617	1,275,751.663
	2004	$1.334243	$1.450314	907,171.486
	2003	$1.000000	$1.334243	167,144.588
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.463422	$1.528267	66,078,811.717
Subaccount Inception Date May 1, 2002	2011	$1.458130	$1.463422	47,493,227.607
	2010	$1.353255	$1.458130	7,485,119.057
	2009	$1.045137	$1.353255	1,564,842.545
	2008	$1.680554	$1.045137	993,869.551
	2007	$1.439300	$1.680554	1,739,190.289
	2006	$1.317623	$1.439300	1,845,912.689
	2005	$1.289055	$1.317623	1,500,396.392
	2004	$1.155678	$1.289055	1,071,172.175
	2003	$1.000000	$1.155678	167,633.631

115

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Service Class	2012	$1.037275	$1.023982	73,672,072.695
Subaccount Inception Date April 8, 1991	2011	$1.050711	$1.037275	64,796,472.804
	2010	$1.064264	$1.050711	42,745,167.171
	2009	$1.078019	$1.064264	37,051,237.111
	2008	$1.068957	$1.078019	37,873,525.060
	2007	$1.033653	$1.068957	13,919,900.533
	2006	$1.002241	$1.033653	5,800,411.285
	2005	$0.989235	$1.002241	4,532,561.786
	2004	$0.994632	$0.989235	1,771,931.116
	2003	$1.000000	$0.994632	291,618.887
TA AEGON U.S. Government Securities - Service Class	2012	$1.287774	$1.333006	81,698,445.103
Subaccount Inception Date May 9, 1994	2011	$1.215879	$1.287774	58,416,500.497
	2010	$1.181779	$1.215879	38,299,084.600
	2009	$1.148918	$1.181779	19,729,524.018
	2008	$1.083556	$1.148918	7,672,233.957
	2007	$1.037718	$1.083556	2,550,917.315
	2006	$1.019980	$1.037718	1,952,440.877
	2005	$1.013133	$1.019980	1,713,370.363
	2004	$0.997393	$1.013133	1,061,766.323
	2003	$1.000000	$0.997393	250,989.845
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.031053	$1.103217	281,236,662.561
Subaccount Inception Date May 1, 2008	2011	$1.029338	$1.031053	166,191,826.366
	2010	$0.942001	$1.029338	53,621,897.786
	2009	$0.818886	$0.942001	27,060,609.813
	2008	$1.000000	$0.818886	4,835,684.816
TA Vanguard ETF - Growth - Service Class(7)	2012	$0.956851	$1.053646	183,622,151.066
Subaccount Inception Date May 1, 2008	2011	$0.980374	$0.956851	149,621,938.475
	2010	$0.878829	$0.980374	115,926,222.590
	2009	$0.722717	$0.878829	67,710,656.191
	2008	$1.000000	$0.722717	11,937,845.877
TA TS&W International Equity - Service Class(5)	2012	$1.567856	$1.802010	3,423,898.156
Subaccount Inception Date April 8, 1991	2011	$1.858979	$1.567856	2,204,902.485
	2010	$1.740389	$1.858979	2,064,099.051
	2009	$1.402810	$1.740389	1,398,385.819
	2008	$2.331513	$1.402810	1,374,057.971
	2007	$2.049025	$2.331513	1,448,884.282
	2006	$1.684932	$2.049025	1,143,499.212
	2005	$1.502279	$1.684932	754,118.895
	2004	$1.315176	$1.502279	349,705.872
	2003	$1.000000	$1.315176	23,578.823
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.760676	$1.890470	7,161,427.507
Subaccount Inception Date May 1, 2001	2011	$1.916075	$1.760676	6,738,478.184
	2010	$1.453041	$1.916075	2,958,351.397
	2009	$0.919274	$1.453041	1,042,276.981
	2008	$1.738726	$0.919274	462,241.581
	2007	$1.441000	$1.738726	546,676.476
	2006	$1.331937	$1.441000	422,391.546
	2005	$1.257274	$1.331937	297,261.950
	2004	$1.191283	$1.257274	198,461.657
	2003	$1.000000	$1.191283	129,268.429

116

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.287774	$1.333006	28,668,646.172
Subaccount Inception Date November 3, 2003	2011	$1.215879	$1.287774	44,388,668.303
	2010	$1.181779	$1.215879	26,806,779.631
	2009	$1.148918	$1.181779	40,956,880.424
	2008	$1.083556	$1.148918	66,111,191.274
	2007	$1.037718	$1.083556	2,617,119.068
	2006	$1.019980	$1.037718	163.816
	2005	$1.013133	$1.019980	67,111.987
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)	2012	$1.289515	$1.440290	12,360,697.011
Subaccount Inception Date November 10, 2008	2011	$1.350083	$1.289515	11,117,756.377
	2010	$1.242394	$1.350083	7,118,347.462
	2009	$1.013273	$1.242394	4,221,944.017
	2008	$1.000000	$1.013273	148,500.199
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$1.004416	$1.138401	35,675,727.144
Subaccount Inception Date May 1, 2008	2011	$1.057928	$1.004416	25,046,461.605
	2010	$0.910073	$1.057928	16,383,988.542
	2009	$0.666486	$0.910073	11,521,877.756
	2008	$1.000000	$0.666486	4,250,046.051
Franklin Income Securities Fund - Class 2	2012	$1.014638	$1.128272	29,787,996.038
Subaccount Inception Date May 1, 2007	2011	$1.003872	$1.014638	26,491,187.668
	2010	$0.902535	$1.003872	15,936,754.744
	2009	$0.674255	$0.902535	7,116,425.353
	2008	$0.971026	$0.674255	3,765,983.340
	2007	$1.000000	$0.971026	1,368,292.398
American Funds - Asset Allocation Fund - Class 2(3)	2012	$1.113350	$1.273134	44,987,411.630
Subaccount Inception Date November 19, 2009	2011	$1.116648	$1.113350	35,818,173.784
	2010	$1.008398	$1.116648	17,641,226.158
	2009	$0.989787	$1.008398	269,768.174
American Funds - Bond Fund - Class 2(3)	2012	$1.087721	$1.128027	31,908,333.652
Subaccount Inception Date November 19, 2009	2011	$1.041503	$1.087721	15,650,416.354
	2010	$0.994105	$1.041503	6,112,073.587
	2009	$1.000908	$0.994105	256,270.891
American Funds - Growth-Income Fund - Class 2(3)	2012	$1.068907	$1.235904	11,027,296.204
Subaccount Inception Date November 19, 2009	2011	$1.106211	$1.068907	7,572,546.852
	2010	$1.008648	$1.106211	3,671,938.882
	2009	$0.986811	$1.008648	58,438.637
American Funds - Growth Fund - Class 2(3)	2012	$1.104178	$1.281122	17,653,279.337
Subaccount Inception Date November 19, 2009	2011	$1.171929	$1.104178	11,383,837.203
	2010	$1.003254	$1.171929	5,623,638.427
	2009	$0.986490	$1.003254	191,615.659
GE Investments Total Return Fund - Class 3(2)	2012	$1.032864	$1.142177	11,239,489.518
Subaccount Inception Date November 19, 2009	2011	$1.081849	$1.032864	9,477,051.195
	2010	$1.004036	$1.081849	4,397,140.944
	2009	$0.988819	$1.004036	109,575.284
TA BlackRock Global Allocation - Service Class(1)	2012	$1.237087	$1.341634	239,596,177.397
Subaccount Inception Date May 1, 2009	2011	$1.304287	$1.237087	231,786,847.207
	2010	$1.204759	$1.304287	130,137,736.134
	2009	$1.000000	$1.204759	28,085,032.124

117

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class	2012	$1.359202	$1.476025	154,254,561.733
Subaccount Inception Date May 1, 2009	2011	$1.327154	$1.359202	77,774,278.949
	2010	$1.208532	$1.327154	38,200,932.781
	2009	$1.000000	$1.208532	6,901,863.972
TA Janus Balanced - Service Class	2012	$0.883639	$0.981275	26,290,673.522
Subaccount Inception Date November 19, 2009	2011	$1.003605	$0.883639	18,432,986.595
	2010	$0.986069	$1.003605	11,511,404.941
	2009	$0.986580	$0.986069	1,111,447.302
TA Vanguard ETF - Aggressive Growth - Service Class(8)	2012	$1.097401	$1.262709	12,506,422.077
Subaccount Inception Date November 19, 2009	2011	$1.156985	$1.097401	9,454,983.941
	2010	$1.024441	$1.156985	4,352,000.339
	2009	$0.999965	$1.024441	103,643.050
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.098537	$1.156129	71,277,483.882
Subaccount Inception Date November 19, 2009	2011	$1.078552	$1.098537	40,276,868.415
	2010	$0.998480	$1.078552	14,449,210.437
	2009	$0.999965	$0.998480	176,781.532
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.321699	$0.224097	128,495,293.926
Subaccount Inception Date May 1, 2009	2011	$0.407092	$0.321699	136,459,502.220
	2010	$0.563085	$0.407092	11,667,751.424
	2009	$1.000000	$0.563085	355,021.819
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.981563	$1.034599	70,169,462.017
Subaccount inception Date December 9, 2011	2011	$1.000000	$0.981563	32,630,582.822
TA PIMCO Real Return TIPS - Service Class	2012	$1.067818	$1.120422	45,169,195.946
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.067818	13,949,664.906
TA Madison Balanced Allocation - Service Class	2012	$0.964705	$1.031321	21,967,563.477
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.964705	9,044,200.657
TA Madison Conservative Allocation - Service Class	2012	$0.988493	$1.037498	25,015,565.665
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.988493	6,347,382.912
TA Madison Diversified Income - Service Class	2012	$1.013289	$1.056846	37,688,617.593
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.013289	10,388,520.509
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.006915	$1.028090	81,079,399.095
TA AEGON Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$0.984199	$1.008787	55,009,944.265
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.010238	20,940,665.672
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.005291	6,998,971.252
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$0.930897	$0.924764	27,326,552.404
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2012	2012	$0.908044	$0.904680	17,344,261.865
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$0.878732	$0.868392	14,278,484.235

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition the Separate Account Expense percentage listed above.

118

CONDENSED FINANCIAL INFORMATION — (Continued)

(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition the Separate Account Expense percentage listed above.
(4)	Formerly known as Transamerica BlackRock Large Cap Value VP.
(5)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP.
(6)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(7)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth
(8)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.
(9)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.

119

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Surrenders (full and partial), transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rates set by the Company for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rates set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S =	Gross amount being surrendered that is subject to the excess interest adjustment
G =	Guaranteed interest rate in effect for the policy
M =	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C =	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S.Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
* =	multiplication

The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation.

120

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C) * (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

121

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C) * (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

122

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
Excess Interest Adjustment	=15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
Excess Interest Adjustment	=15,818.79 * (.055 - .045) * (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

123

APPENDIX

DEATH BENEFIT

Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:

AW = Adjusted Withdrawal

GW= Gross Withdrawal

DP = Death Proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)

PV = Policy Value prior to the withdrawal

GMDB = Guaranteed minimum Death Benefit prior to the withdrawal

CV = Cash Value prior to the withdrawal

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1: Death Proceeds Greater than Policy Value

Assumptions:

GMDB = $75,000

PV = $50,000

DP = $75,000

GW = $15,494

AW = $15,494 x ($75,000/$50,000) = $23,241

Summary:
Reduction in guaranteed minimum death benefit	= $23,241
Reduction in policy value	= $15,494
New Guaranteed Minimum Death Benefit	= $51,759
New Policy Value (after withdrawal)	= $34,506

The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.

Example 2: Death Proceeds Equal to Policy Value

Assumptions:

GMDB = $50,000

PV = $75,000

DP = $75,000

GW = $15,494

AW = $15,494 x ($75,000/$75,000) = $15,494

124

Death Benefit — (Continued)

Summary:
Reduction in guaranteed minimum death benefit	= $15,494
Reduction in policy value	= $15,494
New Guaranteed Minimum Death Benefit	= $34,506
New Policy Value (after withdrawal)	= $59,506

The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.

These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.

End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$95,550	$95,400	$100,000	$95,200	$100,000
2	18%	$112,319	$112,000	$100,000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826

* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

125

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit (assumed) on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base Policy Death Benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit (assumed) on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base Policy Death Benefit plus Additional Death Benefit Amount):	$100,000

126

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

127

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Income LinkSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider are summarized in the following chart.

Note: The Living Benefits Rider, the Income LinkSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income ChoiceSM	Retirement Income ChoiceSM with
	Rider	Double Withdrawal Base Benefit
	(Not Available for New Purchase)	Rider
(Not Available for New Purchase)
Benefit:	Benefit:	Benefit:

• Provides:	• Provides:	• Provides:

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1) Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e., a level of cash withdrawals regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (0.05% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (0.05% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

128

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM	Retirement Income ChoiceSM with
	Rider	Double Withdrawal Base Benefit
	(Not Available for New Purchase)	Rider
(Not Available for New Purchase)

(4) Double Withdrawal Base Benefit—If you have not taken any withdrawals by the later of (A) during the first 10 rider years or (B) before the rider anniversary following the annuitant’s (or, the annuitant’s spouse, if younger and the joint life option is elected) attaining age 67, the withdrawal base on that rider anniversary will be the greater of (i) the withdrawal base as calculated under the rider or (ii) twice the sum of the withdrawal base on the rider date and any premiums received within 90 days of the rider date.

•  Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

•  Upgrades:

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (lower if required by state law).

•  Upgrades:

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

129

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM	Retirement Income ChoiceSM with
	Rider	Double Withdrawal Base Benefit
	(Not Available for New Purchase)	Rider
(Not Available for New Purchase)

	• Additional Options:	• Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifing person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifing person(s) is/are no longer confined.

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifing person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifing person(s) is/are no longer confined.

130

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM	Retirement Income ChoiceSM with
	Rider	Double Withdrawal Base Benefit
	(Not Available for New Purchase)	Rider
(Not Available for New Purchase)
Availability: • 0 - 80 (unless state law requires a lower maximum issue age)	Availability: • Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: • Younger than age 86 (unless state law requires a lower maximum issue age)
Charge: 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

Charges:

(1) for Base Benefit only—0.60% (single life) or 0.90% (joint life) of withdrawal base on each rider anniversary;

(2) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Charges:

(1) for Base Benefit only—0.90% (single life and joint life) of withdrawal base on each rider anniversary;

(2) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Investment Restrictions:	Investment Restrictions:	Investment Restrictions:

•  Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

	• You must allocate 100% of your policy value to one or more investment options that we designate.	• You must allocate 100% of your policy value to one or more investment options that we designate.

131

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

132

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

133

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

134

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - % WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

135

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

136

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

137

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

138

APPENDIX

PAM METHOD TRANSFERS

To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

Where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.

139

PAM METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example: Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

140

PAM METHOD TRANSFERS — (Continued)

d1=.658832

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1= 1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

141

PAM METHOD TRANSFERS — (Continued)

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

142

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - INCOME LINKSM RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)

Withdrawal Base. Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:

1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Assumptions:

WB = $100,000

RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)

ILSW = $500 per month

Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)

PV = $90,000

Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).

Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.

143

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - Income LinkSM Rider — (Continued)

Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.

1. The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments

2. ($10,000 / ($90,000)) * $100,000 = $11,111

Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount? $11,111 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $11,111 = $88,889

Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?

$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.

New Income LinkSM rider systematic withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new Income LinkSM rider systematic withdrawal amount?

$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444

Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

144

APPENDIX

ADJUSTED PARTIAL SURRENDERS - GUARANTEED LIFETIME WITHDRAWAL

BENEFIT RIDERS

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.

Example 1 (Base):

145

Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1. The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2. ($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

146

Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount? $2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

147

Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

Withdrawal Percentage = 5%

WB at rider issue = $100,000

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

Withdrawal Percentage = 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

148

Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.

Result. The rider benefit is $89,773.26.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

The Retirement Income ChoiceSM 1.4, Retirement Income ChoiceSM 1.2, Retirement Income MaxSM, and Retirement Income ChoiceSM 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.

This disclosure explains the material features of the Retirement Income ChoiceSM 1.4, Retirement Income ChoiceSM 1.2, Retirement Income MaxSM, and Retirement Income ChoiceSM 1.6 riders.

149

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION -

RETIREMENT INCOME MAXSM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income MaxSM Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$6,300
1	$102,000	$	$	$		$$102,000	$100,000	$6,300
1	$105,060	$	$	$		$$105,060	$100,000	$6,300
1	$107,161	$	$	$		$$107,161	$100,000	$6,300
1	$110,376	$	$	$		$$110,376	$100,000	$6,300
1	$112,584	$	$	$		$$112,584	$100,000	$6,300
1	$115,961	$	$	$		$$115,961	$100,000	$6,300
1	$118,280	$	$	$		$$118,280	$100,000	$6,300
1	$121,829	$	$	$		$$121,829	$100,000	$6,300
1	$124,265	$	$	$		$$124,265	$100,000	$6,300
1	$120,537	$	$	$		$$124,265	$100,000	$6,300
1	$115,716	$	$	$		$$124,265	$100,000	$6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265[1]	$7,829
2	$112,129	$	$	$		$$112,129	$124,265	$7,829
2	$115,492	$	$	$		$$115,492	$124,265	$7,829
2	$117,802	$	$	$		$$117,802	$124,265	$7,829
2	$121,336	$	$	$		$$121,336	$124,265	$7,829
2	$124,976	$	$	$		$$124,976	$124,265	$7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979[2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$

150

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101[1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied

151

APPENDIX

RIDER GRID VARIATIONS

The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the National versions of these riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.

Abbreviation	Definition	Abbreviation	Definition
ADB	Additional Death Benefit	ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus	DB	Death Benefit
DCA	Dollar Cost Averaging	FIP	Family Income Protector
GFV	Guaranteed Future Value	GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit	GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit	GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option	GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM	ISFL	Income SelectSM For Life
MAP	Managed Annuity Program	MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount	MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount	N/A	Not Applicable
OAM	Open Allocation Method	PAM	Portfolio Allocation Method
RDB	Rider Death Benefit	RIC	Retirement Income ChoiceSM
RMD	Required Minimum Distribution	RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base	WB	Withdrawal Base
WD	Withdrawal

Rider Name	Retirement Income ChoiceSM 1.4[3]		Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE)		RGMB 35 0109 (w/o IE)
	RGMB 38 0809 (with IE)		RGMB 36 0109 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.		This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.
	—	The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]	—	The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
	—	This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	—	This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

152

Rider Name	Retirement Income ChoiceSM 1.4[3]		Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE)		RGMB 35 0109 (w/o IE)
	RGMB 38 0809 (with IE)		RGMB 36 0109 (with IE)
Availability	—	Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).	—	Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
	—	Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)	—	Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
	—	Maximum of 2 living Joint Owners (with one being the Annuitant)	—	Maximum of 2 living Joint Owners (with one being the Annuitant)
	—	Cannot be added to a policy with other active GMLB or GMIB riders.	—	Cannot be added to a policy with other active GMLB or GMIB riders.
	—	Cannot be added on policies with Growth or Double Enhanced Death Benefits.	—	Cannot be added on policies with Growth or Double Enhanced Death Benefits.
	—	Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	—	Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

153

Rider Name	Retirement Income ChoiceSM 1.4[3]		Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE)		RGMB 35 0109 (w/o IE)
	RGMB 38 0809 (with IE)		RGMB 36 0109 (with IE)
Base Benefit and Optional Fees	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.		Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
	Base Benefit Fees:		Base Benefit Fees (after 12/12/11):
	Group A	1.40%	OAM Option	1.25%
	Group B	1.00%	Group A	1.55%
	Group C	0.45%	Group B Group C	1.10% 0.70%
	Additional option fees would be added to the base and are as follows:		Additional option fees would be added to the base and are as follows:
	DB Single Life DB Joint Life	0.25% 0.20%	DB Single Life DB Joint Life	0.25% 0.20%
	IE Single Life	0.15%	IE Single Life	0.30%
	IE Joint Life	0.30%	IE Joint Life	0.50%
			Base Benefit Fees (prior to 12/12/11):
			OAM Option	1.20%
			Group A	1.40%
			Group B	1.00%
			Group C	0.45%
			Additional option fees would be added to the base and are as follows:
			DB Single Life	0.25%
			DB Joint Life	0.20%
			IE Single Life	0.15%
			IE Joint Life	0.30%

154

Rider Name	Retirement Income ChoiceSM 1.4[3]		Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE)		RGMB 35 0109 (w/o IE)
	RGMB 38 0809 (with IE)		RGMB 36 0109 (with IE)
Fee Frequency	—	The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.	—	The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
	—	Deducted at each rider quarter-versary in arrears during the accumulation phase.	—	Deducted at each rider quarter-versary in arrears during the accumulation phase.
	—	The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.	—	The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
	—	A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.	—	A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
	—	The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.	— —

The base rider fee adjustment will be calculated using the same formula as the base rider fee.

The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

	—	The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.	—	A pro-rated fee is deducted at the time the rider is terminated or upgraded.
	—	A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.

The RDB does not reset due to the automatic step-up feature.

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.

The RDB does not reset due to the automatic step-up feature.

155

Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE)	RGMB 35 0109 (w/o IE)
	RGMB 38 0809 (with IE)	RGMB 36 0109 (with IE)
Designated Funds Available -	Designated Allocation Group A	Designated Allocation Group A

Policyholders who add these riders may only invest in the investment options listed.

PLEASE NOTE: These investment options may not be available on all products. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.

AllianceBernstein Balanced Wealth Strategy Portfolio

American Funds - Asset Allocation Fund

Fidelity VIP Balanced Portfolio

Franklin Templeton VIP Founding

Funds Allocation Fund

GE Investments Total Return Fund

TA AEGON Tactical Vanguard ETF - Growth

TA Asset Allocation - Moderate Growth

TA International Moderate Growth

TA Multi-Managed Balanced

TA Vanguard ETF - Growth

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF - Balanced

TA Asset Allocation - Moderate

TA BlackRock Global Allocation

TA BlackRock Tactical Allocation

TA Vanguard ETF - Balanced

Designated Allocation Group C

America Funds - Bond Fund

TA AEGON Money Market

TA AEGON Tactical Vanguard ETF - Conservative

TA AEGON U.S. Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

TA JPMorgan Core Bond

TA JPMorgan Tactical Allocation

TA PIMCO Real Return TIPS

TA PIMCO Total Return

TA Vanguard ETF - Conservative

Fixed Account

AllianceBernstein Balanced Wealth Strategy Portfolio

American Funds - Asset Allocation Fund

Fidelity VIP Balanced Portfolio Franklin Templeton VIP Founding Funds Allocation Fund

GE Investments Total Return Fund

TA AEGON Tactical Vanguard ETF - Growth

TA Asset Allocation - Moderate Growth

TA International Moderate Growth

TA Janus Balanced

TA Legg Mason Dynamic Allocation - Growth

TA Multi-Managed Balanced

TA PIMCO Tactical - Growth

TA Vanguard ETF - Growth

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF - Balanced

TA Asset Allocation - Moderate

TA BlackRock Global Allocation

TA BlackRock Tactical Allocation

TA Legg Mason Dynamic Allocation - Balanced

TA Market Participation Strategy

TA PIMCO Tactical Balanced

TA Vanguard ETF - Balanced

Designated Allocation Group C

American Funds Bond Fund

TA AEGON Money Market

TA AEGON Tactical Vanguard ETF - Conservative

TA AEGON US Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

TA JPMorgan Core Bond

TA JPMorgan Tactical Allocation

TA PIMCO Real Return TIPS

TA PIMCO Tactical - Conservative

TA PIMCO Total Return

TA Vanguard ETF - Conservative

Fixed Account

156

Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE)	RGMB 35 0109 (w/o IE)
	RGMB 38 0809 (with IE)	RGMB 36 0109 (with IE)
Allocation Methods	N/A	Open Allocation Method (OAM):
		—	This program will automatically allocate assets from the policyholder’s separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
—

If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder’s current separate account values).

		—	The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
		—	The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
Current OAM Safe Fund:TA ProFund UltraBear

157

Rider Name	Retirement Income ChoiceSM 1.4[3]		Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)		RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.		The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.
	Age 1st WD	Single Life WD%	Age 1st WD	Single Life WD%
	0 - 58	0.0%	0 - 58	0.0%
	59-64	4.0%	59-64	4.0%
	65-74	5.0%	65-79	5.0%
	75 +	6.0%	80 +	6.0%
	Age 1st WD	Joint Life WD%	Age 1st WD	Joint Life WD%
	0 - 58	0.0%	0 - 58	0.0%
	59-64	3.5%	59-64	3.5%
	65-74	4.5%	65-79	4.5%
	75 +	5.5%	80 +	5.5%

NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:

0-58     59-69     70-79     80+

•    Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

•    On each rider anniversary, the RWA will be reset equal to the greater of:

    1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

    2)The RMD amount for this policy for the current calendar year.

•    The policyholder does not have to take the entire RWA in any year.

•    If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:

0-58     59-69     70-79     80+

- After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:

0-58     59-64     65-74     75+

•    Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

•    On each rider anniversary, the RWA will be reset equal to the greater of:

    1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

    2)The RMD amount for this policy for the current calendar year.

•    The policyholder does not have to take the entire RWA in any year.

•    If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

158

Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Automatic Step-Up Benefit

On each rider anniversary, the WB will be set to the greatest of:

    1) The current WB:

    2) The policy value on the rider anniversary;

    3) The highest policy value on a rider monthiversarySM *; or

    4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.

A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.

•    If the largest value is 1) or 4) above, this is not considered a step-up.

•    Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.

•    If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

On each rider anniversary, the WB will be set to the greatest of:

    1) The current WB:

    2) The policy value on the rider anniversary;

    3) The highest policy value on a rider monthiversarySM *; or

    4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.

A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.

•    If the largest value is 1) or 4) above, this is not considered a step-up.

•    Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.

•    If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

159

Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Exercising Rider

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

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Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Income Benefit or Other Benefit Payout Considerations

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

Rider Upgrade

•    Upgrades allowed within a 30 day window following each successive 5th rider anniversary.

•    Rider availability and fees may vary at time of upgrade

•    Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

•    An upgrade will reset the WB and RDB.

•    Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.

•    Growth percentage will be the percentage available at the time of upgrade.

•    Upgrades allowed within a 30 day window following each successive 5th rider anniversary.

•    Rider availability and fees may vary at time of upgrade

•    Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

•    An upgrade will reset the WB and RDB.

•    Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.

•    Growth percentage will be the percentage available at the time of upgrade.

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Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Rider Termination

•    The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•    The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•    The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•    Termination allowed within 30 day window following each successive 5th rider anniversary.

•    After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

•    The rider will be terminated the date we receive written notice from you requesting termination.

•    The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•    The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•    The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•    Termination allowed within 30 day window following each successive 5th rider anniversary.

•    After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

•    The rider will be terminated the date we receive written notice from you requesting termination.

1Rider form number may be found on the bottom left corner of your rider pages.

2If the rider’s Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant’s spouse.

3This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

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MEMBERS® LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2013

to the

Prospectus dated May 1, 2013

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Members® LandmarkSM Variable Annuity dated May 1, 2013

STATEMENT OF ADDITIONAL INFORMATION

MEMBERS® LANDMARKSM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the MEMBERS® LandmarkSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2013, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2013

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment Form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

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Free Amount — The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Living Benefits Rider, the Income LinkSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

—	premium payments; minus
—	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus
—	interest credited in the fixed account; plus
—	accumulated gains in the separate account; minus
—	accumulated losses in the separate account; minus
—	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

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Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Contract

The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). These default options may be restricted with respect to qualified policies.

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables

7

are based on a 5% effective annual Assumed Investment Return and the “2000 Table” (male, female and unisex if required by law), using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies,

8

the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

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Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

10

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*
Assumed Investment Rate			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;
(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =     (A + B - C) - E

                                                       D

Where :

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

12

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.95% on an annual basis; On a daily basis, this equals 0.000052912.

Then, the net investment factor =     (11.57 + 0 – 0) - 0.000052912 = Z = 1.014859369

                                                                 (11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c) is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

13

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.
Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

14

Where:

A =	The adjusted policy value as of the annuity commencement date.
Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units =	$X	= Z
$Y

PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.

15

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy value.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 -1

16

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

17

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF US

We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.

18

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2012, 2011 and 2010 the amounts paid to TCI in connection with all policies sold through the separate account were $195,879,825, $195,159,286 and $157,066,644, respectively.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional

19

payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the owner has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The

20

Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA B, at December 31, 2012 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Members® LandmarkSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

21

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount.

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class(4)	2012	$1.571597	$1.725844	6,439,929.341
Subaccount Inception Date May 1, 2000	2011	$1.556876	$1.571597	4,693,027.263
	2010	$1.434601	$1.556876	3,873,506.055
	2009	$1.280515	$1.434601	1,363,494.337
	2008	$1.971298	$1.280515	665,750.433
	2007	$1.917627	$1.971298	750,652.143
	2006	$1.668938	$1.917627	614,761.786
	2005	$1.463652	$1.668938	497,499.714
	2004	$1.259049	$1.463652	273,314.811
	2003	$1.000000	$1.259049	19,505.649
TA Clarion Global Real Estate Securities - Service Class	2012	$1.848023	$2.275322	2,821,345.907
Subaccount Inception Date May 1, 2002	2011	$1.995615	$1.848023	2,137,194.645
	2010	$1.756760	$1.995615	1,194,819.376
	2009	$1.340633	$1.756760	499,997.796
	2008	$2.366536	$1.340633	350,357.465
	2007	$2.580481	$2.366536	506,071.765
	2006	$1.845522	$2.580481	276,287.445
	2005	$1.654962	$1.845522	246,527.688
	2004	$1.267846	$1.654962	167,881.007
	2003	$1.000000	$1.267846	21,789.232
TA AEGON High Yield Bond - Service Class	2012	$1.546734	$1.784325	11,913,250.882
Subaccount Inception Date June 1, 1998	2011	$1.501747	$1.546734	4,612,663.846
	2010	$1.358908	$1.501747	3,075,773.200
	2009	$0.939196	$1.358908	2,185,947.989
	2008	$1.279014	$0.939196	287,355.118
	2007	$1.276255	$1.279014	457,397.140
	2006	$1.171024	$1.276255	417,147.499
	2005	$1.170941	$1.171024	366,253.533
	2004	$1.085403	$1.170941	398,296.667
	2003	$1.000000	$1.085403	150,974.273
TA MFS International Equity - Service Class	2012	$1.616793	$1.941176	1,558,374.028
Subaccount Inception Date May 1, 2001	2011	$1.827773	$1.616793	1,240,204.870
	2010	$1.681853	$1.827773	805,931.948
	2009	$1.290929	$1.681853	512,855.910
	2008	$2.032875	$1.290929	336,816.455
	2007	$1.895435	$2.032875	760,765.644
	2006	$1.565082	$1.895435	278,372.177
	2005	$1.412998	$1.565082	128,146.139
	2004	$1.255588	$1.412998	101,200.554
	2003	$1.000000	$1.255588	276.057

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CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class	2012	$1.370456	$1.448972	37,646,728.713
Subaccount Inception Date May 1, 2002	2011	$1.312870	$1.370456	25,225,114.819
	2010	$1.246128	$1.312870	17,309,040.532
	2009	$1.092698	$1.246128	6,838,365.294
	2008	$1.144309	$1.092698	1,726,062.601
	2007	$1.067572	$1.144309	1,297,631.325
	2006	$1.042889	$1.067572	1,538,811.734
	2005	$1.037408	$1.042889	1,463,556.867
	2004	$1.010392	$1.037408	976,315.714
	2003	$1.000000	$1.010392	142,275.747
TA T. Rowe Price Small Cap - Service Class	2012	$1.943843	$2.210107	3,151,007.829
Subaccount Inception Date May 1, 2000	2011	$1.943542	$1.943843	2,467,702.802
	2010	$1.471490	$1.943542	1,519,465.114
	2009	$1.079705	$1.471490	714,925.002
	2008	$1.723339	$1.079705	362,239.770
	2007	$1.600870	$1.723339	541,949.910
	2006	$1.572316	$1.600870	804,035.563
	2005	$1.445530	$1.572316	752,922.036
	2004	$1.332482	$1.445530	286,574.361
	2003	$1.000000	$1.332482	45,534.520
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.438604	$1.499370	13,102,214.833
Subaccount Inception Date May 1, 2002	2011	$1.436219	$1.438604	9,402,118.631
	2010	$1.335549	$1.436219	1,593,165.138
	2009	$1.033496	$1.335549	451,065.211
	2008	$1.665133	$1.033496	278,861.942
	2007	$1.428939	$1.665133	533,892.149
	2006	$1.310709	$1.428939	379,924.087
	2005	$1.284802	$1.310709	316,234.296
	2004	$1.154157	$1.284802	200,826.320
	2003	$1.000000	$1.154157	0.000
TA AEGON Money Market - Service Class	2012	$1.019683	$1.004609	24,268,769.002
Subaccount Inception Date April 8, 1991	2011	$1.034921	$1.019683	16,936,197.348
	2010	$1.050379	$1.034921	12,496,464.504
	2009	$1.066018	$1.050379	10,703,944.406
	2008	$1.059141	$1.066018	11,099,099.147
	2007	$1.026204	$1.059141	4,124,023.150
	2006	$0.996971	$1.026204	1,927,835.453
	2005	$0.985977	$0.996971	1,533,323.685
	2004	$0.993319	$0.985977	1,015,897.444
	2003	$1.000000	$0.993319	570,320.435
TA AEGON U.S. Government Securities - Service Class	2012	$1.265974	$1.307833	21,082,939.214
Subaccount Inception Date May 13, 1994	2011	$1.197654	$1.265974	12,062,214.950
	2010	$1.166358	$1.197654	11,418,895.108
	2009	$1.136157	$1.166358	5,877,174.025
	2008	$1.073637	$1.136157	1,885,897.901
	2007	$1.030263	$1.073637	361,297.493
	2006	$1.014639	$1.030263	336,762.250
	2005	$1.009806	$1.014639	379,254.151
	2004	$0.996080	$1.009806	310,484.884
	2003	$1.000000	$0.996080	29,776.563
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.023630	$1.093104	38,483,093.656
Subaccount Inception Date May 1, 2008	2011	$1.023942	$1.023630	23,295,906.340
	2010	$0.938912	$1.023942	9,725,817.279
	2009	$0.817803	$0.938912	13,554,185.023
	2008	$1.000000	$0.817803	131,550.356

23

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Growth - Service Class(7)	2012	$0.949931	$1.043955	54,244,131.719
Subaccount Inception Date May 1, 2008	2011	$0.975207	$0.949931	43,631,049.916
	2010	$0.875931	$0.975207	35,148,257.392
	2009	$0.721758	$0.875931	17,391,617.912
	2008	$1.000000	$0.721758	2,012,269.671
TA TS&W International Equity - Service Class(5)	2012	$1.541241	$1.767918	1,235,381.256
Subaccount Inception Date April 8, 1991	2011	$1.831042	$1.541241	1,068,306.135
	2010	$1.717602	$1.831042	976,999.975
	2009	$1.387180	$1.717602	745,245.758
	2008	$2.310106	$1.387180	737,860.075
	2007	$2.034237	$2.310106	1,104,968.644
	2006	$1.676063	$2.034237	636,702.239
	2005	$1.497321	$1.676063	294,472.300
	2004	$1.313437	$1.497321	53,163.663
	2003	$1.000000	$1.313437	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.730832	$1.854746	3,119,116.035
Subaccount Inception Date May 1, 2001	2011	$1.887300	$1.730832	3,164,153.938
	2010	$1.434038	$1.887300	1,121,882.864
	2009	$0.909040	$1.434038	513,541.011
	2008	$1.722779	$0.909040	197,130.488
	2007	$1.430616	$1.722779	297,554.272
	2006	$1.324940	$1.430616	218,807.993
	2005	$1.253128	$1.324940	205,773.131
	2004	$1.189709	$1.253128	181,007.748
	2003	$1.000000	$1.189709	40,928.103
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.265974	$1.307833	12,172,762.330
Subaccount Inception Date November 3, 2003	2011	$1.197654	$1.265974	17,082,804.780
	2010	$1.166358	$1.197654	10,844,525.758
	2009	$1.136157	$1.166358	16,654,125.738
	2008	$1.073637	$1.136157	28,331,587.997
	2007	$1.030263	$1.073637	1,088,666.718
	2006	$1.014639	$1.030263	0.000
	2005	$1.009806	$1.014639	0.000
	2004	$0.996080	$1.009806	41,453.315
	2003	$1.000000	$0.996080	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)	2012	$1.281555	$1.428555	4,243,178.264
Subaccount Inception Date November 10, 2008	2011	$1.344388	$1.281555	4,358,126.163
	2010	$1.239595	$1.344388	3,176,084.209
	2009	$1.012991	$1.239595	1,834,244.097
	2008	$1.000000	$1.012991	4,854.267
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$0.997180	$1.127958	8,677,473.265
Subaccount Inception Date May 1, 2008	2011	$1.052371	$0.997180	7,118,121.215
	2010	$0.907083	$1.052371	4,652,314.477
	2009	$0.665606	$0.907083	3,276,384.444
	2008	$1.000000	$0.665606	506,583.145
Franklin Income Securities Fund - Class 2	2012	$1.005351	$1.115734	13,125,725.645
Subaccount Inception Date May 1, 2007	2011	$0.996636	$1.005351	13,351,180.746
	2010	$0.897800	$0.996636	7,819,838.498
	2009	$0.672044	$0.897800	5,134,949.174
	2008	$0.969756	$0.672044	2,245,505.680
	2007	$1.000000	$0.969756	785,173.699

24

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation Fund - Class 2(3)	2012	$1.108731	$1.265353	12,129,840.585
Subaccount Inception Date November 19, 2009	2011	$1.114202	$1.108731	11,002,812.595
	2010	$1.008165	$1.114202	5,888,366.869
	2009	$0.989782	$1.008165	342,751.375
American Funds - Bond Fund - Class 2(3)	2012	$1.083204	$1.121116	6,723,163.334
Subaccount Inception Date November 19, 2009	2011	$1.039220	$1.083204	4,335,253.677
	2010	$0.993876	$1.039220	1,758,795.251
	2009	$1.000903	$0.993876	150,622.372
American Funds - Growth-Income Fund - Class 2(3)	2012	$1.064468	$1.228334	3,289,417.936
Subaccount Inception Date November 19, 2009	2011	$1.103785	$1.064468	2,221,314.046
	2010	$1.008415	$1.103785	1,691,024.699
	2009	$0.986806	$1.008415	17,907.186
American Funds - Growth Fund - Class 2(3)	2012	$1.099591	$1.273284	5,880,491.065
Subaccount Inception Date November 19, 2009	2011	$1.169354	$1.099591	3,905,538.641
	2010	$1.003022	$1.169354	2,225,606.298
	2009	$0.986485	$1.003022	28,512.540
GE Investments Total Return Fund - Class 3(2)	2012	$1.028571	$1.135198	2,619,636.167
Subaccount Inception Date November 19, 2009	2011	$1.079477	$1.028571	1,967,086.227
	2010	$1.003804	$1.079477	715,680.337
	2009	$0.988814	$1.003804	2,605.961
TA BlackRock Global Allocation - Service Class(1)	2012	$1.230599	$1.331962	63,404,565.105
Subaccount Inception Date May 1, 2009	2011	$1.300004	$1.230599	56,581,753.707
	2010	$1.203183	$1.300004	33,542,967.877
	2009	$1.000000	$1.203183	4,602,981.694
TA BlackRock Tactical Allocation - Service Class	2012	$1.352082	$1.465379	43,155,941.968
Subaccount Inception Date May 1, 2009	2011	$1.322799	$1.352082	24,453,867.417
	2010	$1.206946	$1.322799	11,910,953.011
	2009	$1.000000	$1.206946	1,621,280.990
TA Janus Balanced - Service Class	2012	$0.879968	$0.975267	9,318,857.489
Subaccount Inception Date November 19, 2009	2011	$1.001403	$0.879968	6,167,664.040
	2010	$0.985842	$1.001403	4,302,364.392
	2009	$0.986575	$0.985842	286,431.450
TA Vanguard ETF - Aggressive Growth - Service Class(8)	2012	$1.092834	$1.254972	4,107,510.649
Subaccount Inception Date November 19, 2009	2011	$1.154451	$1.092834	2,486,221.859
	2010	$1.024203	$1.154451	1,238,040.957
	2009	$0.999959	$1.024203	0.000
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.093979	$1.149041	8,605,627.676
Subaccount Inception Date November 19, 2009	2011	$1.076184	$1.093979	3,537,223.547
	2010	$0.998250	$1.076184	1,073,755.591
	2009	$0.999959	$0.998250	0.000
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.320009	$0.222465	44,957,963.655
Subaccount inception Date May 1, 2009	2011	$0.405751	$0.320009	45,168,626.840
	2010	$0.562345	$0.405751	3,584,184.325
	2009	$1.000000	$0.562345	172,759.606
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.980272	$1.031189	12,682,093.880
Subaccount inception Date December 9, 2011	2011	$1.000000	$0.980272	7,436,026.896
TA PIMCO Real Return TIPS - Service Class	2012	$1.066426	$1.116750	8,643,082.748
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.066426	2,624,256.684
TA Madison Balanced Allocation - Service Class	2012	$0.963442	$1.027927	4,483,399.991
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.963442	1,704,543.575

25

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Conservative Allocation - Service Class	2012	$0.987209	$1.034089	3,258,291.940
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.987209	878,134.437
TA Madison Diversified Income - Service Class	2012	$1.011959	$1.053359	2,350,431.750
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.011959	830,281.799
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.004922	$1.024706	11,605,767.331
TA AEGON Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$0.982260	$1.005469	16,635,454.489
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.008908	3,134,814.610
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.003956	1,616,834.461
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$0.925719	$0.919103	7,826,328.936
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2012	2012	$0.902981	$0.899120	4,863,404.671
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$0.873828	$0.863059	5,300,746.806

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class(4)	2012	$1.598704	$1.759082	14,825,565.722
Subaccount Inception Date May 1, 2000	2011	$1.580608	$1.598704	12.644.819.239
	2010	$1.453604	$1.580608	10,621,465.179
	2009	$1.294918	$1.453604	4,662,567.878
	2008	$1.989530	$1.294918	1,300,645.944
	2007	$1.931542	$1.989530	1,311,281.887
	2006	$1.677743	$1.931542	918,899.862
	2005	$1.468479	$1.677743	559,095.363
	2004	$1.260709	$1.468479	331,854.600
	2003	$1.000000	$1.260709	281,910.466
TA Clarion Global Real Estate Securities - Service Class	2012	$1.879905	$2.319167	7,301,756.211
Subaccount Inception Date May 1, 2002	2011	$2.026045	$1.879905	5,364,263.928
	2010	$1.780042	$2.026045	3,222,869.342
	2009	$1.355727	$1.780042	1,362,330.196
	2008	$2.388425	$1.355727	981,806.749
	2007	$2.599171	$2.388425	1,439,084.822
	2006	$1.855246	$2.599171	1,729,479.161
	2005	$1.660425	$1.855246	1,363,423.003
	2004	$1.269513	$1.660425	944,555.515
	2003	$1.000000	$1.269513	47,286.708

26

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond - Service Class	2012	$1.573385	$1.818674	14,559,317.424
Subaccount Inception Date June 2, 1998	2011	$1.524631	$1.573385	9,749,138.416
	2010	$1.376898	$1.524631	6,432,135.391
	2009	$0.949767	$1.376898	2,928,900.930
	2008	$1.290857	$0.949767	892,933.206
	2007	$1.285516	$1.290857	1,203,677.394
	2006	$1.177206	$1.285516	951,140.270
	2005	$1.174817	$1.177206	1,088,610.900
	2004	$1.086836	$1.174817	680,959.043
	2003	$1.000000	$1.086836	175,452.171
TA MFS International Equity - Service Class	2012	$1.644699	$1.978606	4,418,209.220
Subaccount Inception Date May 1, 2001	2011	$1.855655	$1.644699	2,720,553.951
	2010	$1.704145	$1.855655	2,244,866.019
	2009	$1.305453	$1.704145	1,189,781.598
	2008	$2.051695	$1.305453	818,822.845
	2007	$1.909198	$2.051695	1,201,922.514
	2006	$1.573346	$1.909198	1,015,352.398
	2005	$1.417665	$1.573346	637,710.256
	2004	$1.257247	$1.417665	335,232.509
	2003	$1.000000	$1.257247	26,522.590
TA PIMCO Total Return - Service Class	2012	$1.394065	$1.476859	174,536,788.027
Subaccount Inception Date May 1, 2002	2011	$1.332858	$1.394065	114,519,901.172
	2010	$1.262615	$1.332858	73,736,840.516
	2009	$1.104986	$1.262615	33,058,967.579
	2008	$1.154883	$1.104986	7,533,375.024
	2007	$1.075309	$1.154883	4,006,131.574
	2006	$1.048392	$1.075309	3,355,927.224
	2005	$1.040825	$1.048392	3,526,268.837
	2004	$1.011723	$1.040825	2,428,758.876
	2003	$1.000000	$1.011723	640,564.778
TA T. Rowe Price Small Cap - Service Class	2012	$1.977404	$2.252732	8,249,874.646
Subaccount Inception Date May 1, 2000	2011	$1.973204	$1.977404	6,590,742.942
	2010	$1.491012	$1.973204	4,136,813.642
	2009	$1.091873	$1.491012	1,943,334.850
	2008	$1.739305	$1.091873	1,120,769.163
	2007	$1.612498	$1.739305	1,572,388.900
	2006	$1.580617	$1.612498	1,542,968.085
	2005	$1.450314	$1.580617	1,275,751.663
	2004	$1.334243	$1.450314	907,171.486
	2003	$1.000000	$1.334243	167,144.588
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.463422	$1.528267	66,078,811.717
Subaccount Inception Date May 1, 2002	2011	$1.458130	$1.463422	47,493,227.607
	2010	$1.353255	$1.458130	7,485,119.057
	2009	$1.045137	$1.353255	1,564,842.545
	2008	$1.680554	$1.045137	993,869.551
	2007	$1.439300	$1.680554	1,739,190.289
	2006	$1.317623	$1.439300	1,845,912.689
	2005	$1.289055	$1.317623	1,500,396.392
	2004	$1.155678	$1.289055	1,071,172.175
	2003	$1.000000	$1.155678	167,633.631

27

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Service Class	2012	$1.037275	$1.023982	73,672,072.695
Subaccount Inception Date April 8, 1991	2011	$1.050711	$1.037275	64,796,472.804
	2010	$1.064264	$1.050711	42,745,167.171
	2009	$1.078019	$1.064264	37,051,237.111
	2008	$1.068957	$1.078019	37,873,525.060
	2007	$1.033653	$1.068957	13,919,900.533
	2006	$1.002241	$1.033653	5,800,411.285
	2005	$0.989235	$1.002241	4,532,561.786
	2004	$0.994632	$0.989235	1,771,931.116
	2003	$1.000000	$0.994632	291,618.887
TA AEGON U.S. Government Securities - Service Class	2012	$1.287774	$1.333006	81,698,445.103
Subaccount Inception Date May 9, 1994	2011	$1.215879	$1.287774	58,416,500.497
	2010	$1.181779	$1.215879	38,299,084.600
	2009	$1.148918	$1.181779	19,729,524.018
	2008	$1.083556	$1.148918	7,672,233.957
	2007	$1.037718	$1.083556	2,550,917.315
	2006	$1.019980	$1.037718	1,952,440.877
	2005	$1.013133	$1.019980	1,713,370.363
	2004	$0.997393	$1.013133	1,061,766.323
	2003	$1.000000	$0.997393	250,989.845
TA Vanguard ETF - Balanced - Service Class(6)	2012	$1.031053	$1.103217	281,236,662.561
Subaccount Inception Date May 1, 2008	2011	$1.029338	$1.031053	166,191,826.366
	2010	$0.942001	$1.029338	53,621,897.786
	2009	$0.818886	$0.942001	27,060,609.813
	2008	$1.000000	$0.818886	4,835,684.816
TA Vanguard ETF - Growth - Service Class(7)	2012	$0.956851	$1.053646	183,622,151.066
Subaccount Inception Date May 1, 2008	2011	$0.980374	$0.956851	149,621,938.475
	2010	$0.878829	$0.980374	115,926,222.590
	2009	$0.722717	$0.878829	67,710,656.191
	2008	$1.000000	$0.722717	11,937,845.877
TA TS&W International Equity - Service Class(5)	2012	$1.567856	$1.802010	3,423,898.156
Subaccount Inception Date April 8, 1991	2011	$1.858979	$1.567856	2,204,902.485
	2010	$1.740389	$1.858979	2,064,099.051
	2009	$1.402810	$1.740389	1,398,385.819
	2008	$2.331513	$1.402810	1,374,057.971
	2007	$2.049025	$2.331513	1,448,884.282
	2006	$1.684932	$2.049025	1,143,499.212
	2005	$1.502279	$1.684932	754,118.895
	2004	$1.315176	$1.502279	349,705.872
	2003	$1.000000	$1.315176	23,578.823
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.760676	$1.890470	7,161,427.507
Subaccount Inception Date May 1, 2001	2011	$1.916075	$1.760676	6,738,478.184
	2010	$1.453041	$1.916075	2,958,351.397
	2009	$0.919274	$1.453041	1,042,276.981
	2008	$1.738726	$0.919274	462,241.581
	2007	$1.441000	$1.738726	546,676.476
	2006	$1.331937	$1.441000	422,391.546
	2005	$1.257274	$1.331937	297,261.950
	2004	$1.191283	$1.257274	198,461.657
	2003	$1.000000	$1.191283	129,268.429

28

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.287774	$1.333006	28,668,646.172
Subaccount Inception Date November 3, 2003	2011	$1.215879	$1.287774	44,388,668.303
	2010	$1.181779	$1.215879	26,806,779.631
	2009	$1.148918	$1.181779	40,956,880.424
	2008	$1.083556	$1.148918	66,111,191.274
	2007	$1.037718	$1.083556	2,617,119.068
	2006	$1.019980	$1.037718	163.816
	2005	$1.013133	$1.019980	67,111.987
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)	2012	$1.289515	$1.440290	12,360,697.011
Subaccount Inception Date November 10, 2008	2011	$1.350083	$1.289515	11,117,756.377
	2010	$1.242394	$1.350083	7,118,347.462
	2009	$1.013273	$1.242394	4,221,944.017
	2008	$1.000000	$1.013273	148,500.199
Fidelity VIP Balanced Portfolio - Service Class 2	2012	$1.004416	$1.138401	35,675,727.144
Subaccount Inception Date May 1, 2008	2011	$1.057928	$1.004416	25,046,461.605
	2010	$0.910073	$1.057928	16,383,988.542
	2009	$0.666486	$0.910073	11,521,877.756
	2008	$1.000000	$0.666486	4,250,046.051
Franklin Income Securities Fund - Class 2	2012	$1.014638	$1.128272	29,787,996.038
Subaccount Inception Date May 1, 2007	2011	$1.003872	$1.014638	26,491,187.668
	2010	$0.902535	$1.003872	15,936,754.744
	2009	$0.674255	$0.902535	7,116,425.353
	2008	$0.971026	$0.674255	3,765,983.340
	2007	$1.000000	$0.971026	1,368,292.398
American Funds - Asset Allocation Fund - Class 2(3)	2012	$1.113350	$1.273134	44,987,411.630
Subaccount Inception Date November 19, 2009	2011	$1.116648	$1.113350	35,818,173.784
	2010	$1.008398	$1.116648	17,641,226.158
	2009	$0.989787	$1.008398	269,768.174
American Funds - Bond Fund - Class 2(3)	2012	$1.087721	$1.128027	31,908,333.652
Subaccount Inception Date November 19, 2009	2011	$1.041503	$1.087721	15,650,416.354
	2010	$0.994105	$1.041503	6,112,073.587
	2009	$1.000908	$0.994105	256,270.891
American Funds - Growth-Income Fund - Class 2(3)	2012	$1.068907	$1.235904	11,027,296.204
Subaccount Inception Date November 19, 2009	2011	$1.106211	$1.068907	7,572,546.852
	2010	$1.008648	$1.106211	3,671,938.882
	2009	$0.986811	$1.008648	58,438.637
American Funds - Growth Fund - Class 2(3)	2012	$1.104178	$1.281122	17,653,279.337
Subaccount Inception Date November 19, 2009	2011	$1.171929	$1.104178	11,383,837.203
	2010	$1.003254	$1.171929	5,623,638.427
	2009	$0.986490	$1.003254	191,615.659
GE Investments Total Return Fund - Class 3(2)	2012	$1.032864	$1.142177	11,239,489.518
Subaccount Inception Date November 19, 2009	2011	$1.081849	$1.032864	9,477,051.195
	2010	$1.004036	$1.081849	4,397,140.944
	2009	$0.988819	$1.004036	109,575.284
TA BlackRock Global Allocation - Service Class(1)	2012	$1.237087	$1.341634	239,596,177.397
Subaccount Inception Date May 1, 2009	2011	$1.304287	$1.237087	231,786,847.207
	2010	$1.204759	$1.304287	130,137,736.134
	2009	$1.000000	$1.204759	28,085,032.124

29

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class	2012	$1.359202	$1.476025	154,254,561.733
Subaccount Inception Date May 1, 2009	2011	$1.327154	$1.359202	77,774,278.949
	2010	$1.208532	$1.327154	38,200,932.781
	2009	$1.000000	$1.208532	6,901,863.972
TA Janus Balanced - Service Class	2012	$0.883639	$0.981275	26,290,673.522
Subaccount Inception Date November 19, 2009	2011	$1.003605	$0.883639	18,432,986.595
	2010	$0.986069	$1.003605	11,511,404.941
	2009	$0.986580	$0.986069	1,111,447.302
TA Vanguard ETF - Aggressive Growth - Service Class(8)	2012	$1.097401	$1.262709	12,506,422.077
Subaccount Inception Date November 19, 2009	2011	$1.156985	$1.097401	9,454,983.941
	2010	$1.024441	$1.156985	4,352,000.339
	2009	$0.999965	$1.024441	103,643.050
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.098537	$1.156129	71,277,483.882
Subaccount Inception Date November 19, 2009	2011	$1.078552	$1.098537	40,276,868.415
	2010	$0.998480	$1.078552	14,449,210.437
	2009	$0.999965	$0.998480	176,781.532
TA ProFunds UltraBear Fund - Service Class OAM	2012	$0.321699	$0.224097	128,495,293.926
Subaccount Inception Date May 1, 2009	2011	$0.407092	$0.321699	136,459,502.220
	2010	$0.563085	$0.407092	11,667,751.424
	2009	$1.000000	$0.563085	355,021.819
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$0.981563	$1.034599	70,169,462.017
Subaccount inception Date December 9, 2011	2011	$1.000000	$0.981563	32,630,582.822
TA PIMCO Real Return TIPS - Service Class	2012	$1.067818	$1.120422	45,169,195.946
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.067818	13,949,664.906
TA Madison Balanced Allocation - Service Class	2012	$0.964705	$1.031321	21,967,563.477
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.964705	9,044,200.657
TA Madison Conservative Allocation - Service Class	2012	$0.988493	$1.037498	25,015,565.665
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.988493	6,347,382.912
TA Madison Diversified Income - Service Class	2012	$1.013289	$1.056846	37,688,617.593
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.013289	10,388,520.509
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.006915	$1.028090	81,079,399.095
TA AEGON Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$0.984199	$1.008787	55,009,944.265
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.010238	20,940,665.672
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$1.000000	$1.005291	6,998,971.252
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2012	2012	$0.930897	$0.924764	27,326,552.404
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2012	2012	$0.908044	$0.904680	17,344,261.865
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2012	2012	$0.878732	$0.868392	14,278,484.235

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition the Separate Account Expense percentage listed above.

30

CONDENSED FINANCIAL INFORMATION — (Continued)

(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition the Separate Account Expense percentage listed above.
(4)	Formerly known as Transamerica BlackRock Large Cap Value VP.
(5)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP.
(6)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(7)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth
(8)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.
(9)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.

31

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2012, 2011 and 2010

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2012, 2011 and 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (the Company) as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2012. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

1

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in response to new accounting standards in 2012, the Company changed its method of accounting for deferred income taxes.

/s/ Ernst & Young LLP

April 3, 2013

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2012	2011
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$4,386,102	$3,116,452
Bonds:
Affiliated entities	40,426	62,919
Unaffiliated	36,681,566	39,722,288
Preferred stocks:
Affiliated entities	7,162	7,162
Unaffiliated	111,471	138,596
Common stocks:
Affiliated entities (cost: 2012—$961,200; 2011—$921,343)	1,440,426	1,429,294
Unaffiliated (cost: 2012—$167,843; 2011—$198,433)	218,026	229,973
Mortgage loans on real estate	5,756,749	6,830,030
Real estate, at cost less accumulated depreciation (2012—$41,312; 2011—$51,050)
Home office properties	70,864	68,830
Investment properties	8,090	20,514
Properties held for sale	4,100	6,405
Policy loans	708,794	727,684
Receivables for securities	4,475	3,593
Securities lending reinvested collateral assets	2,160,218	3,520,304
Derivatives	557,584	248,484
Collateral balance	6,213	6,213
Other invested assets	2,290,392	2,460,085

Total cash and invested assets	54,452,658	58,598,826
Accrued investment income	465,779	475,813
Cash surrender value of life insurance policies	316,533	309,919
Premiums deferred and uncollected	125,291	131,183
Current federal income tax recoverable	—	120,549
Net deferred income tax asset	652,973	716,608
Reinsurance receivable	158,536	230,426
Receivable from parent, subsidiaries and affiliates	51,246	154,163
Accounts receivable	290,758	191,268
General agents pension fund	44,732	42,282
Reinsurance deposit receivable	167,223	156,620
Amounts incurred under modified coinsurance agreement	35,403	46,520
Goodwill	27,968	35,736
Other assets	23,928	34,909
Separate account assets	48,684,223	41,473,473

Total admitted assets	$105,497,251	$102,718,295

3

	December 31
	2012	2011
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$14,844,093	$14,826,292
Annuity	15,866,274	16,637,184
Accident and health	3,678,436	3,507,297
Policy and contract claim reserves:
Life	238,728	220,281
Accident and health	169,217	176,338
Liability for deposit-type contracts	5,187,660	5,995,687
Other policyholders’ funds	21,289	19,333
Federal income taxes payable	6,704	—
Municipal reverse repurchase agreements	89,724	88,828
Remittances and items not allocated	445,323	358,297
Case level liability	3,696	4,981
Payable for derivative cash collateral	971,392	1,094,942
Asset valuation reserve	915,880	879,479
Interest maintenance reserve	840,245	854,620
Funds held under reinsurance treaties	5,940,038	7,837,637
Reinsurance in unauthorized reinsurers	513	9,600
Commissions and expense allowances payable on reinsurance assumed	46,585	62,277
Payable to parent, subsidiaries and affiliates	7,245	243,112
Payable for securities	10,364	12,030
Payable for securities lending	2,160,218	3,520,304
Borrowed money	85,516	—
Transfers from separate accounts due or accrued (including $(915,131) and $(743,562) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2012 and 2011, respectively)	(2,496,726)	(726,356)
Amounts withheld or retained	157,590	149,180
Derivatives	357,183	107,235
Bank owned life insurance surrender payable	1,610,622	—
Other liabilities	260,341	311,966
Separate account liabilities	48,608,538	41,406,109

Total liabilities	100,026,688	97,596,653
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2012 and 2011	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value—$58,000) at December 31, 2012 and 2011; Series B, $10 per share par value, 250,000 shares authorized, 117,154 shares issued and 117,154 shares outstanding (total liquidation value -$1,171,540) at December 31, 2012 and 2011	1,597	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2012 and 2011	(58,000)	(58,000)
Aggregate write-ins for other than special surplus funds	—	432,568
Surplus notes	150,000	150,000
Paid-in surplus	3,346,065	3,326,311
Unassigned surplus	2,024,139	1,262,404

Total capital and surplus	5,470,563	5,121,642

Total liabilities and capital and surplus	$105,497,251	$102,718,295

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,147,190	$337,360	$1,523,920
Annuity	9,948,086	8,845,105	6,931,132
Accident and health	711,538	681,591	710,067
Net investment income	2,729,527	2,615,858	2,919,171
Amortization of interest maintenance reserve	31,284	71,742	3,906
Commissions and expense allowances on reinsurance ceded	504,373	(1,597,611)	892,482
Income from fees associated with investment management, administration and contract guarantees for separate accounts	603,433	494,516	380,170
Reserve adjustment on reinsurance ceded	(2,160,914)	(159,096)	(351,287)
IMR adjustment due to reinsurance	63,262	307,904	—
Consideration received on reinsurance recapture and novations	43,455	—	—
Income from administrative service agreement with affilate	74,457	60,237	51,177
Other income	72,054	85,154	85,480

	13,767,745	11,742,760	13,146,218
Benefits and expenses:
Benefits paid or provided for:
Life benefits	940,593	993,834	1,133,801
Accident and health benefits	494,903	473,566	496,368
Annuity benefits	1,067,932	1,082,923	1,084,962
Surrender benefits	5,930,279	5,703,634	5,970,842
Other benefits	195,827	199,349	215,848
Increase (decrease) in aggregate reserves for policies and contracts:
Life	18,775	(201,230)	51,172
Annuity	(770,871)	(1,353,277)	(1,017,181)
Accident and health	150,798	88,562	100,880

	8,028,236	6,987,361	8,036,692
Insurance expenses:
Commissions	1,094,907	1,132,581	1,440,391
General insurance expenses	660,695	687,102	764,037
Taxes, licenses and fees	89,428	83,034	72,666
Net transfers to separate accounts	3,033,966	5,167,168	1,901,530
Change in case level liability	(1,284)	(2,434)	(5,821)
Consideration paid on reinsurance transactions	—	352,463	—
Reinsurance transaction—modco reserve adjustment on reinsurance assumed	(205,194)	(218,566)	(262,273)
Other expenses	46,754	602,274	984,633

	4,719,272	7,803,622	4,895,163

Total benefits and expenses	12,747,508	14,790,983	12,931,855

Gain (loss) from operations before dividends to policyholders, federal income tax benefit and net realized capital gains (losses) on investments	$1,020,237	$(3,048,223)	$214,363

5

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Dividends to policyholders	$8,651	$9,496	$10,074

Gain (loss) from operations before federal income tax benefit and net realized capital gains (losses) on investments	1,011,586	(3,057,719)	204,289
Federal income tax benefit	(162,504)	(174,917)	(270,228)

Gain (loss) from operations before net realized capital gains (losses) on investments	1,174,090	(2,882,802)	474,517
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(382,526)	423,536	(56,838)

Net income (loss)	$791,564	$(2,459,266)	$417,679

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2010	$6,762	$1,597	$(58,000)	$295,260	$150,000	$3,113,948	$1,517,258	$5,026,825
Cumulative effect of change in accounting principle	—	—	—	—	—	—	6,403	6,403
Net income	—	—	—	—	—	—	417,679	417,679
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	153,857	153,857
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	7,912	7,912
Change in net deferred income tax asset	—	—	—	—	—	—	(207,877)	(207,877)
Change in other nonadmitted assets	—	—	—	—	—	—	109,110	109,110
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	4,914	4,914
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	119	119
Change in asset valuation reserve	—	—	—	—	—	—	(27,316)	(27,316)
Change in surplus in separate accounts	—	—	—	—	—	—	10,366	10,366
Long-term incentive compensation	—	—	—	—	—	3,205	—	3,205
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(64,348)	(64,348)
Increase in admitted deferred tax asset pursuant pursuant to SSAP No. 10R	—	—	—	259,663	—	—	—	259,663
Dividends to stockholders	—	—	—	—	—	—	(1,400,000)	(1,400,000)
Change in deferred premium due to valuation adjustment	—	—	—	—	—	—	(2,388)	(2,388)

Balance at December 31, 2010	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	$4,298,124

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2010	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	$4,298,124
Net loss	—	—	—	—	—	—	(2,459,266)	(2,459,266)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	583,550	583,550
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(6,120)	(6,120)
Change in net deferred income tax asset	—	—	—	—	—	—	136,907	136,907
Change in other nonadmitted assets	—	—	—	—	—	—	(2,392)	(2,392)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(2,546)	(2,546)
Change in asset valuation reserve	—	—	—	—	—	—	16,524	16,524
Change in surplus in separate accounts	—	—	—	—	—	—	(2,863)	(2,863)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	2,474,106	2,474,106
Change in admitted deferred tax asset pursuant pursuant to SSAP No. 10R	—	—	—	(122,355)	—	—	—	(122,355)
Capital contribution	—	—	—	—	—	200,000	—	200,000
Dissolution of NEF Investment Company	—	—	—	—	—	—	(1,185)	(1,185)
Long-term incentive compensation	—	—	—	—	—	9,158	—	9,158

Balance at December 31, 2011	$6,762	$1,597	$(58,000)	$432,568	$150,000	$3,326,311	$1,262,404	$5,121,642

8

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2011	$6,762	$1,597	$(58,000)	$432,568	$150,000	$3,326,311	$1,262,404	$5,121,642
Net income	—	—	—	—	—	—	791,564	791,564
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	2	2
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	9,563	9,563
Change in net deferred income tax asset	—	—	—	—	—	—	(105,935)	(105,935)
Change in other nonadmitted assets	—	—	—	—	—	—	49,645	49,645
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	9,087	9,087
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	973	973
Change in asset valuation reserve	—	—	—	—	—	—	(36,401)	(36,401)
Change in surplus in separate accounts	—	—	—	—	—	—	8,197	8,197
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(34,731)	(34,731)
Dividends to stockholders	—	—	—	—	—	—	(300,000)	(300,000)
Correction of error—IMR adjustment	—	—	—	—	—	—	(8,889)	(8,889)
Correction of error—claim waiver adjustment	—	—	—	—	—	—	(20,341)	(20,341)
Correction of error—reinsurance IMR gain deferral	—	—	—	—	—	—	(33,567)	(33,567)
Change in admitted deferred tax asset pursuant to SSAP No. 101	—	—	—	(432,568)	—	—	432,568	—
Long-term incentive compensation	—	—	—	—	—	19,754	—	19,754

Balance at December 31, 2012	$6,762	$1,597	$(58,000)	$—	$150,000	$3,346,065	$2,024,139	$5,470,563

See accompanying notes.

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Operating activities
Premiums collected, net of reinsurance	$11,814,188	$9,977,873	$9,222,197
Net investment income received	2,671,763	2,807,544	2,985,106
Miscellaneous income (expense)	(976,256)	1,162,966	569,910
Benefit and loss related payments	(8,664,812)	(9,577,187)	(9,022,576)
Net transfers to separate accounts	(4,796,312)	(4,563,220)	(1,709,930)
Commissions, expenses paid and aggregate write-ins for deductions	(278,351)	(332,606)	(2,756,812)
Dividends paid to policyholders	(9,263)	(9,884)	(10,559)
Federal and foreign income taxes recovered (paid)	188,989	92,471	(113,355)

Net cash used in operating activities	(50,054)	(442,043)	(836,019)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	10,121,509	16,891,112	24,609,623
Common stocks	52,538	168,476	167,903
Preferred stocks	59,805	63,880	143,250
Mortgage loans	1,468,644	1,466,463	1,270,379
Real estate and properties held for sale	19,355	26,978	1,316
Other invested assets	486,960	528,027	693,425
Receivable for securities	24,450	13,693	(66,950)
Securities lending reinvested collateral assets	1,360,086	436,576	—
Miscellaneous proceeds	27,906	321,467	112,803

Total investment proceeds	13,621,253	19,916,672	26,931,749
Costs of investments acquired:
Bonds	(6,763,489)	(9,541,749)	(23,107,917)
Common stocks	(59,779)	(292,401)	(96,764)
Preferred stocks	(25,851)	(60,610)	(112,885)
Mortgage loans	(373,806)	(191,262)	(38,062)
Real estate and properties held for sale	(2,894)	(1,343)	(350)
Other invested assets	(251,237)	(382,939)	(480,709)
Securities lending reinvested collateral assets	—	—	(3,956,880)
Miscellaneous applications	(509,843)	(2,145)	(227,105)

Total cost of investments acquired	(7,986,899)	(10,472,449)	(28,020,672)
Net decrease in policy loans	18,890	18,994	13,279

Net cost of investments acquired	(7,968,009)	(10,453,455)	(28,007,393)

Net cash provided by (used in) investing activities	5,653,244	9,463,217	(1,075,644)

10

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Financing and miscellaneous activities
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	$(825,256)	$(1,726,008)	$(1,839,672)
Borrowed funds	85,269	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	(2,057,558)	(5,531,199)	(892,010)
Dividends paid to stockholders	(300,000)	—	(1,400,000)
Capital contribution received	—	200,000	—
Receivable from parent, subsidiaries and affiliates	102,917	94,676	(61,088)
Payable to parent, subsidiaries and affiliates	(235,867)	(233,864)	206,555
Payable for securities lending	(1,360,086)	(436,576)	3,956,880
Other cash provided (used)	257,041	155,168	(398,230)

Net cash used in financing and miscellaneous activities	(4,333,540)	(7,477,803)	(427,565)

Net increase (decrease) in cash, cash equivalents and short-term investments	1,269,650	1,543,371	(2,339,228)
Cash, cash equivalents and short-term investments:
Beginning of year	3,116,452	1,573,081	3,912,309

End of year	$4,386,102	$3,116,452	$1,573,081

See accompanying notes.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2012

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), Aegon USA, LLC (25.99% of preferred shares) and Transamerica International Holdings, Inc. (100% of common shares).

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An other-than-temporary impairment is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The Company’s interest in Primus does not meet the definition of an affiliate, and is therefore accounted for as an unaffiliated common stock investment. The carrying amount in Primus, which is carried at fair value, as of December 31, 2012 and 2011 was $49,416 and $27,673, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2012 and 2011, the Company excluded investment income due and accrued of $281 and $562, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities, therefore converting the asset or liability to a U.S. dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract, and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the risk created when the company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to an equity or interest rate index) and floating leg (tied to LIBOR) amounts based on an underlying

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Collars are used in the asset/liability management process to mitigate the residual risk created when the company has issued minimum guarantee insurance contracts linked to an index. These collars are similar to options where the underlying index provides for the market value movements. The collars do not accrue interest. Typically, no cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Collars that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Collars that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaption, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract that is amortized throughout the life of the swaption. These swaptions are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company previously entered into some credit default swaps linked to a collateralized debt obligation (CDO) structure as a result of market events on a liquidity facility it had entered. Under this transaction, the Company received a fee in exchange for providing credit protection if the underlying CDO structure incurred losses greater than its supporting collateral. The fee was recorded in investment income. These swaps were marked to fair value in the balance sheet and the fair value adjustment was recorded in unassigned surplus. This derivative structure was terminated in December 2012.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $9,341,436, $9,381,447 and $6,368,599 in 2012, 2011 and 2010, respectively. In addition, the Company received $603,433, $494,516 and $380,170 in 2012, 2011 and 2010, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2012, the Company reported a decrease in reserves, net of reinsurance, on account of a change in valuation basis of $1,381 due to changing from the 1980 CSO mortality table to the minimum valuation standard of the 2001 CSO mortality table for a block of joint life universal life with secondary guarantee policies. Partially offsetting this decrease was a $408 increase in reserves on account of a change in valuation basis due to coding in the reserve valuation system reserves which had been held constant since 2008 for paid-up additions on a block of participating policies. The net decrease in reserves of $973 due to the changes in valuation bases has been credited directly to unassigned surplus.

During 2010, the Company reported a decrease in reserves, net of reinsurance, on account of changes in valuation bases of $3,642 due to continued conversion from the spreadsheet-based balance roll forward method of valuation of single premium group annuity (SPGA) products to a seriatim valuation. In addition, the Company continued to make enhancements to existing valuation platforms and converted from client based reserves to in-house seriatim calculations during 2010. These changes resulted in an increase in reserves of $3,523. The net change in reserves of $119 due to the conversions has been credited directly to unassigned surplus. Related to this change was a corresponding decrease in the deferred premium asset of $2,388. This amount was also charged directly to unassigned surplus.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2012
2012	$—	$523,543	$166,571	$356,972
2011 and prior	943,279	51,495	335,510	659,264

	943,279	$575,038	$502,081	1,016,236

Active life reserve	2,740,356			2,831,417

Total accident and health reserves	$3,683,635			$3,847,653

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2011
2011	$—	$517,711	$163,597	$354,114
2010 and prior	948,808	(15,043)	344,600	589,165

	948,808	$502,668	$508,197	943,279

Active life reserve	2,680,895			2,740,356

Total accident and health reserves	$3,629,703			$3,683,635

The Company’s unpaid claims reserve was increased (decreased) by $51,495 and $(15,043) for the years ended December 31, 2012 and 2011, respectively, for health claims that occurred prior to those balance sheet dates. The change in 2012 and 2011 resulted primarily from variances in the estimated frequency of claims and claim severity.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2012 and 2011 was $26,289 and $26,608, respectively. The Company incurred $13,288 and paid $13,608 of claim adjustment expenses in the current year, of which $10,113 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $10,918 and paid $9,557 of claim adjustment expenses during 2011, of which $6,748 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years during 2012 or 2011.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an accrued expense in the amount of $19,754, $9,158 and $3,205 for the years ended December 31, 2012, 2011 and 2010, respectively.

Recent Accounting Pronouncements

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to require disclosure of embedded credit derivatives within a financial instrument that expose the holder to the possibility of making future payments, and adopted guidance from Accounting Standards Update (ASU) 2010-11, Derivatives and Hedging – Scope Exception Related to Embedded Credit Derivatives, to clarify that seller credit derivative disclosures do not apply to embedded derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another. The adoption of these revisions had no impact to the Company’s results of operations or financial position.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to move one aspect of the criteria for a hedged forecasted transaction and incorporate it as criteria for a fair value hedge. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, which clarifies that embedded derivatives, which are not separately recognized as derivatives under statutory accounting, are included in the disclosures of financial instruments with off-balance-sheet risk. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 1, Disclosures of Accounting Policies, Risks and Uncertainties and Other Disclosures. These revisions require reference to the accounting policy and procedure footnote that describes permitted or prescribed practices when an individual note is impacted by such practices. The adoption of this requirement had no impact to the Company’s results of operation or financial position, but did require additional disclosures. See Note 8 Policy and Contract Attributes for further details.

Effective January 1, 2012, the Company adopted revisions to SSAP No. 100, Fair Value Measurements (SSAP No. 100). These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy. The adoption of these revisions had no impact to the Company’s results of operations or financial position, but did require additional disclosures. See Note 4 Fair Values of Financial Instruments for further details.

Effective January 1, 2012, the Company began computing current and deferred income taxes in accordance with SSAP No. 101. This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The adoption of this statement resulted in the transfer of $432,568 from Aggregate Write-Ins for Other than Special Surplus Funds to Unassigned Funds and updates to the Company’s income tax disclosures. See Note 7 Income Taxes for further details.

For the years ended December 31, 2011 and 2010, the Company adopted SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R). This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The SSAP temporarily superseded SSAP No. 10, Income

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Taxes. SSAP No. 10R allowed an entity to elect to admit additional deferred tax assets (DTAs) utilizing a three year loss carryback provision, plus the lesser of a look-forward of three years on gross DTAs expected to be realized or 15% of statutory capital and surplus if the entity’s risk-based capital is above the 250% risk-based capital level where an action level could occur as a result of a trend test utilizing the old SSAP No. 10 provisions to calculate the DTA. Prior to the adoption of SSAP No. 10R, the admitted DTA was calculated by taking into consideration a one year loss carryback and look-forward on gross DTAs that can be expected to be realized and a 10% capital and surplus limit on the admitted amount of the DTA. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R and as a result, the cumulative effect of the adoption of this standard was the difference between the calculation of the admitted DTA per SSAP No.10R and the old SSAP No. 10 methodology at December 31, 2011 and 2010. This change in accounting principle increased surplus by a net amount of $432,568 and $554,923, respectively, at December 31, 2011 and 2010, which has been recorded within the statements of changes in capital and surplus.

Effective December 31, 2011, the Company adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets – Revised. The revisions require the Company to recognize a liability equal to the greater of (a) the fair value of the guarantee at its inception, even if the likelihood of payment under the guarantee is remote or (b) the contingent liability amount required to be recognized if it is probable that a liability has been incurred at the financial statement date and the amount of loss can reasonably be determined. While this guidance does not exclude guarantees issued as intercompany transactions or between related parties from the initial liability recognition requirement, there are a couple exceptions. Guarantees made to/or on behalf of a wholly-owned subsidiary and related party guarantees that are considered “unlimited” (for example, in response to a rating agency’s requirement to provide a commitment to support) are exempt from the initial liability recognition. Additional disclosures are also required under this new guidance for all guarantees, whether or not they meet the criteria for initial liability recognition. The adoption of this new accounting principle had no material impact to the Company’s results of operations or financial position, but did require additional disclosures regarding these guarantees. See Note 13 on Commitments and Contingencies for further details.

Effective December 31, 2011, the Company adopted non-substantive revisions to SSAP No. 100 to incorporate the provisions of ASU 2010-06, Improving Disclosures about Fair Value Measurements. This revision required a new disclosure for assets and liabilities for which fair value is not measured and reported in the statement of financial position but is otherwise disclosed. The adoption of these revisions had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

Effective December 31, 2011, the Company adopted non-substantive changes to SSAP No. 32, Investments in Preferred Stock (including investments in preferred stock of subsidiary, controlled, or affiliated entities). The amendment was made to clarify the definition of preferred

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

stock. Under the revised SSAP No. 32, a preferred stock is defined as any class or series of shares the holders of which have any preference, either as to the payment of dividends or distribution of assets on liquidation, over the holder of common stock [as defined in SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities)] issued by an entity. This revised definition had no impact to the Company.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments – Revised. This statement modified the conditions required for recognizing a liability for insurance-related assessments and required additional disclosures. See Note 13 for disclosures related to guaranty fund assessments. The adoption of this accounting principle had no financial impact to the Company.

Effective January 1, 2011, the Company adopted revisions to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR/IMR bifurcation analysis should be preformed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes were applied on a prospective basis and had no financial impact to the Company upon adoption.

Effective January 1, 2011, the Company adopted revisions to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The clarified guidance was applied prospectively and had no financial impact to the Company upon adoption.

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. The amendments resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds). A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $220,439, an increase to liabilities of $215,069 and a net increase to surplus of $5,370. The net increase to surplus is comprised of $6,403 of accumulated earnings offset by unrealized losses associated with securities that were reported at lower of cost or market at the time of adoption of $1,033.

Effective January 1, 2013, the Company will adopt SSAP No. 92, Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

the accumulated benefit obligation as under SSAP No. 89. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards will not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other postretirement plans as sponsored by Aegon.

Effective January 1, 2013, the Company will adopt SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which adopts with modifications the guidance in ASU 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP no. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The impact of the adoption of this standard is expected to be immaterial to the Company.

Effective January 1, 2013, the Company will adopt non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision is not expected to impact the financial position or results of operations of the Company.

Effective December 31, 2013, the Company will adopt revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision is not expected to impact the financial position or results of operations of the Company as revisions relate to disclosures only.

Reclassifications

Certain reclassifications have been made to the 2011 and 2010 financial statements to conform to the 2012 presentation.

During 2012, the Company changed the presentation of various reinsurance related balances. As a result of these changes, $91,236 was reclassified from Remittances and items not allocated to Other liabilities as of December 31, 2011. In addition, $807,484 and $237,399, respectively, was reclassified between the Net transfers to separate accounts line and the Surrender benefits line in the 2011 and 2010 Statements of Operations to conform to the 2012 presentation. Lastly, Reinsurance transaction – modco reserve adjustment on reinsurance assumed was presented as a separate line item in 2012. As a result of this change in presentation, $(218,566) and $(262,273), respectively, was reclassed between the Other expenses line and the Reinsurance transaction – modco reserve adjustment on reinsurance assumed line in the 2011 and 2010 Statements of Operations to conform to the 2012 presentation.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The State of Iowa has adopted a prescribed practice that differs from that found in the NAIC SAP related to the admission of a parental guarantee in the equity value calculation of TLIC Riverwood Reinsurance, Inc. (TRRI), a wholly owned subsidiary of the Company. As prescribed by Iowa Administrative Code 191-99.11(5), the Company is entitled to value its ownership in TRRI at a value equal to the audited statutory surplus of TRRI, which includes the parental guarantee provided by Aegon USA, LLC as an admissible asset, whereas SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 would not allow the admissibility of such an asset.

The NAIC SAP has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits and secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

The Company, with the permission of the Commissioner of Insurance of the State of Iowa, records the value of its wholly owned foreign life insurance subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited foreign statutory equity, utilizing adjustments as outlined in SSAP No. 97.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2012	2011	2010
Net income (loss), State of Iowa basis	$791,564	$(2,459,266)	$417,679
State prescribed practice for parental guarantee	—	—	—
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of wholly-owned foreign life subsidiary	—	—	—

Net income (loss), NAIC SAP	$791,564	$(2,459,266)	$417,679

Statutory surplus, State of Iowa basis	$5,470,563	$5,121,642	$4,298,124
State prescribed practice for parental guarantee	(724,720)	(675,044)	—
State prescribed practice for secondary guarantee reinsurance	(3,364,455)	(3,149,987)	(2,926,627)
State permitted practice for valuation of wholly-owned foreign life subsidiary	42,539	19,129	19,656

Statutory surplus, NAIC SAP	$1,423,927	$1,315,740	$1,391,153

During 2011, the Company entered into a retrocession reinsurance contract and subsequent novation agreements with respect to each of the unaffiliated retroceded reinsurance contracts. The retrocession reinsurance contract transferred the Company’s liabilities to SCOR SE (SCOR), a Societas Europaea organized under the laws of France, and subsequently facilitated the ultimate novation of third party retrocession reinsurance contracts in support of the exiting of the reinsurance operations. No additional net consideration was contemplated upon execution of the novation agreements. Therefore, the Company had the same net retained risk of zero both prior to and subsequent to the execution of the novations.

SSAP No. 61 defines novation agreements as one which extinguishes one entity’s liability and moves it to another entity, which is applicable under this situation. The retrocession agreement had all references to the Company removed and replaced with SCOR upon completion of the novations. SSAP No. 61 does not specifically address novation and releases related to retrocession agreements, however as both cedents and retrocessionaires in this situation are a

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

party to the agreement, the intent of the novation and release is consistent with the application for direct cedents application of the standard. Thus, the Company reported the novation and release similar to a novation, as outlined in paragraphs 53-56 of SSAP No. 61, with direct adjustments to the balance sheet.

3. Accounting Changes and Correction of Errors

Effective December 16, 2011, the Company released an IMR liability associated with the block of business ceded to an unaffiliated entity on a coinsurance basis. Since the portion of the block of business ceded did not represent more than one percent of the Company’s general account liabilities, the IMR liability should not have been released when the reinsurance transaction was effected. The error resulted in an understatement of the IMR liability in the amount of $8,889. This was corrected in 2012, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of changes in capital and surplus.

Effective August 9, 2011, the Company released an IMR liability associated with a block of business retroceded to an unaffiliated entity. The gain on the release of the IMR liability should have been deferred through unassigned surplus but was instead included in the statements of operations. The error resulted in an overstatement of net income in the amount of $33,567. This was corrected in 2012, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of changes in capital and surplus. The offsetting adjustment is to the change in surplus as a result of reinsurance line within the statements of operations. There was no net impact to surplus as a result of this correction.

During 2012, the Company discovered an error in the calculation of waiver of premium reserves for long term care business due to the use of inaccurate premiums waived data. The error resulted in an understatement of reserves of $20,341 as of December 31, 2011. This has been reported as a correction of an error in the statement of changes in capital and surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level	1—Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Level	2—Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level	3— Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of level one and level two values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are valued in the same manner as general account assets as further described in this note. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities, GICs and funding agreements, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheets.

The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost and therefore it is not included in the following disclosures as it is not carried at fair value on the balance sheets.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2012 and 2011, respectively:

	December 31
	2012
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$3,899,465	$3,899,465	$—	$3,899,465	$—	$—
Short-term notes receivable from affiliates	411,200	411,200	—	411,200	—	—
Bonds	40,790,267	36,721,992	4,064,778	35,427,671	1,297,818	—
Preferred stocks, other than affiliates	111,258	111,471	—	101,853	9,405	—
Common stocks, other than affiliates	218,026	218,026	68,173	257	149,596	—
Mortgage loans on real estate	6,343,771	5,756,749	—	—	6,343,771	—
Other invested assets	172,494	157,176	—	159,145	13,349	—
Options	205,942	205,942	—	205,942	—	—
Interest rate swaps	1,667,275	298,750	—	1,648,192	19,083	—
Currency swaps	64,632	40,080	—	64,632	—	—
Credit default swaps	24,874	12,812	—	24,874	—	—
Policy loans	708,794	708,794	—	708,794	—	—
Securities lending reinvested collateral	2,159,184	2,160,218	—	2,159,184	—	—
Receivable from parent, subsidiaries and affiliates	51,246	51,246	—	51,246	—	—
Separate account assets	48,756,861	48,684,223	43,059,585	5,693,280	3,996	—
Liabilities
Investment contract liabilities	16,244,099	15,014,811	—	1,107,623	15,136,476	—
Options	49,393	49,393	—	49,393	—	—
Interest rate swaps	406,498	212,460	—	367,059	39,439	—
Currency swaps	58,388	68,895	—	58,388	—	—
Credit default swaps	7,285	26,435	—	7,285	—	—
Payable to parent, subsidiaries and affiliates	7,245	7,245	—	7,245	—	—
Separate account annuity liabilities	40,655,573	40,658,385	—	40,509,576	145,997	—
Surplus notes	168,588	150,000	—	—	168,588	—

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2011
	Carrying Amount	Estimated Fair Value
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$2,427,211	$2,427,211
Short-term notes receivable from affiliates	185,100	185,100
Bonds	39,785,207	41,910,771
Preferred stocks, other than affiliates	138,596	149,539
Common stocks, other than affiliates	229,973	229,973
Mortgage loans on real estate	6,830,030	7,364,129
Other invested assets	159,011	165,273
Interest rate swaps	233,642	1,950,058
Currency swaps	8,239	59,431
Credit default swaps	6,603	5,389
Policy loans	727,684	727,684
Securities lending reinvested collateral	3,520,304	3,517,849
Receivable from parent, subsidiaries and affiliates	154,163	154,163
Separate account assets	41,473,473	41,473,473
Liabilities
Investment contract liabilities	16,415,861	17,090,179
Interest rate swaps	46,960	456,325
Currency swaps	40,536	75,759
Credit default swaps	19,739	27,931
Payable to parent, subsidiaries and affiliates	243,112	243,112
Separate account annuity liabilities	33,308,199	33,311,319
Surplus notes	150,000	153,819

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2012 and 2011:

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$103,093	$8,147	$111,240
Hybrid securities	—	4,287	—	4,287

Total bonds	—	107,380	8,147	115,527

Common stock
Mutual funds	250	69	—	319
Industrial and miscellaneous	67,923	188	149,596	217,707

Total common stock	68,173	257	149,596	218,026

Short-term investments
Government	—	82,823	—	82,823
Industrial and miscellaneous	—	3,284,316	—	3,284,316
Mutual funds	—	484,005	—	484,005
Intercompany notes receivable	—	411,200	—	411,200
Sweep accounts	—	48,320	—	48,320

Total short-term investments	—	4,310,664	—	4,310,664

Derivative assets	—	288,874	(20,355)	268,519
Separate account assets	43,036,673	4,980,375	807	48,017,855

Total assets	$43,104,846	$9,687,550	$138,195	$52,930,591

Liabilities:
Derivative liabilities	$—	$66,150	$—	$66,150
Separate account liabilities	4,653	3,829	—	8,482

Total liabilities	$4,653	$69,979	$—	$74,632

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$63	$—	$63
Industrial and miscellaneous	—	193,110	32,248	225,358
Hybrid securities	—	3,570	—	3,570

Total bonds	—	196,743	32,248	228,991

Preferred stock
Industrial and miscellaneous	—	13,486	1,236	14,722

Total preferred stock	—	13,486	1,236	14,722

Common stock
Mutual funds	357	68	—	425
Industrial and miscellaneous	51,646	334	177,568	229,548

Total common stock	52,003	402	177,568	229,973

Short-term investments
Government	—	33,156	—	33,156
Industrial and miscellaneous	—	1,736,611	—	1,736,611
Mutual funds	—	615,179	—	615,179
Intercompany notes receivable	—	185,100	—	185,100
Sweep accounts	—	42,256	—	42,256

Total short-term investments	—	2,612,302	—	2,612,302

Derivative assets	—	170,617	2,153	172,770
Separate account assets	35,108,598	5,006,378	746,827	40,861,803

Total assets	$35,160,601	$7,999,928	$960,032	$44,120,561

Liabilities:
Derivative liabilities	$—	$19,648	$11,786	$31,434
Separate account liabilities	9,723	4,406	—	14,129

Total liabilities	$9,723	$24,054	$11,786	$45,563

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize inputs that are not market observable.

Preferred stock in Level 3 is being internally calculated.

Common stock in Level 3 is comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB. In addition, the Company owns common stock being carried at book value and some warrants that are valued using broker quotes.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services. The Level 3 derivative liability is a credit swap calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets are valued and classified in the same way as general account assets (described above). For example, separate account assets in Level 3 are those valued using broker quotes or internal modeling which utilize unobservable inputs.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2012 and 2011, there were no transfers between Level 1 and 2, respectively.

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2012 and 2011:

	Beginning Balance at January 1, 2012	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$26,721	$12,792	$20,573	$24	$(6,115)
Other	5,527	2,800	2,242	(535)	393
Preferred stock	1,236	—	—	—	—
Common stock	177,568	333	470	(1,391)	(1,239)
Derivatives	(9,633)	—	—	—	31,944
Separate account assets	746,827	—	8,196	(724,329)	65

Total	$948,246	$15,925	$31,481	$(726,231)	$25,048

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2012
Bonds
RMBS	$—	$—	$—	$10,657	$2,192
Other	207	966	—	1,161	5,955
Preferred stock	—	—	1,236	—	—
Common stock	837	—	26,042	—	149,596
Derivatives	(32,793)	—	—	9,873	(20,355)
Separate account assets	—	—	9,994	3,566	807

Total	$(31,749)	$966	$37,272	$25,257	$138,195

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2011	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$51,719	$16,364	$24,461	$(4,042)	$3,757
Other	7,638	1	870	(232)	355
Preferred stock	1,236	—	—	—	—
Common stock	226,884	644	1,619	(206)	(345)
Derivatives	(4,600)	—	—	—	(7,209)
Separate account assets	793,212	33,755	26,894	(58,033)	(538)

Total	$1,076,089	$50,764	$53,844	$(62,513)	$(3,980)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2011
Bonds
RMBS	$—	$11,637	$—	$28,253	$26,721
Other	—	—	—	1,365	5,527
Preferred stock	—	—	—	—	1,236
Common stock	2,279	—	50,069	—	177,568
Derivatives	2,592	2,153	2,569	—	(9,633)
Separate account assets	5,384	4,900	7	4,952	746,827

Total	$10,255	$18,690	$52,645	$34,570	$948,246

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were the result of securities being valued using vendor inputs as of December 31, 2011, subsequently changing to being valued using broker quotes during 2012. In addition, transfers in for bonds were the result of securities being carried at amortized cost at December 31, 2011 and 2010, subsequently changing to being carried at fair value during 2012 and 2011. Transfers in for bonds were also the result of securities being valued using vendor inputs as of December 31, 2011, subsequently changing to being valued using internal models during 2012. Also, transfers in for bonds were partly attributable to securities being valued using third party vendor inputs at December 31, 2010, subsequently changing to being valued using broker quotes which utilize unobservable inputs, thus causing the transfer into Level 3 during 2011.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transfers out for bonds were partly attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2011 and 2010, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2012 and 2011, respectively. In addition, transfers out for bonds were attributed to securities being carried at fair value at December 31, 2011 and 2010, subsequently changing to being carried at amortized cost during 2012 and 2011, respectively. Also, transfers out for bonds were the result of securities being valued using internal models at December 31, 2011, subsequently changing to being valued using vendor inputs during 2012.

Transfers in for common stock were attributed to securities being valued using third party vendor inputs at December 31, 2011, subsequently changing to being valued using broker quotes which utilize unobservable inputs, thus causing the transfer in during 2012. In addition, there were securities that were valued using broker quotes which utilize observable inputs, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2012. Additionally, transfers in for common stock were the result of securities being valued using index pricing at December 31, 2010, subsequently being valued using unobservable inputs during 2011.

Transfers out for common stock were attributed to securities being valued using a stale price at December 31, 2011, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2012. In addition, transfers out for common stock were attributed to securities being valued using broker quotes at December 31, 2011, subsequently changing to being valued using vendor inputs during 2012. Additionally, transfers out for common stock were the result of securities being valued using unobservable inputs at December 31, 2010, subsequently being valued using index pricing during 2011.

Transfers in for separate account bonds were attributable to securities being valued using third party vendor inputs at December 31, 2010, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2011.

Transfers out for separate account bonds were attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2011 and 2010, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2012 and 2011, respectively.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2012
Unaffiliated bonds:
United States Government and agencies	$2,980,978	$778,329	$—	$50	$3,759,257
State, municipal and other government	802,196	104,712	8,884	324	897,700
Hybrid securities	499,556	14,971	101,545	1,522	411,460
Industrial and miscellaneous	21,604,497	3,425,875	36,414	17,759	24,976,199
Mortgage and other asset-backed securities	10,794,339	543,136	633,313	4,087	10,700,075

	36,681,566	4,867,023	780,156	23,742	40,744,691
Unaffiliated preferred stocks	111,471	9,909	8,786	1,336	111,258

	$36,793,037	$4,876,932	$788,942	$25,078	$40,855,949

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2011
Unaffiliated bonds:
United States Government and agencies	$3,035,812	$815,740	$21	$82	$3,851,449
State, municipal and other government	631,483	38,206	15,565	9,534	644,590
Hybrid securities	498,708	3,619	130,821	11,266	360,240
Industrial and miscellaneous	22,834,539	2,481,536	94,765	94,052	25,127,258
Mortgage and other asset-backed securities	12,721,746	372,752	1,151,251	66,826	11,876,421

	39,722,288	3,711,853	1,392,423	181,760	41,859,958
Unaffiliated preferred stocks	138,596	23,703	6,745	6,015	149,539

	$39,860,884	$3,735,556	$1,399,168	$187,775	$42,009,497

At December 31, 2012 and 2011, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 430 and 593 securities with a carrying amount of $4,671,096 and $6,503,336 and an unrealized loss of $788,942 and $1,399,168 with an average price of 83.1 and 78.5 (fair value/amortized cost). Of this portfolio, 52.0% and 58.7% were investment grade with associated unrealized losses of $289,823 and $544,964, respectively.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 231 and 568 securities with a carrying amount of $1,021,012 and $3,644,457 and an unrealized loss of $25,078 and $187,775 with an average price of 97.5 and 94.9 (fair value/amortized cost). Of this portfolio, 85.2% and 84.8% were investment grade with associated unrealized losses of $17,955 and $146,947, respectively.

At December 31, 2012 and 2011, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 3 and 2 securities with a cost of $10 and $2 and an unrealized loss of $9 and $1 with an average price of 7.2 and 50.6 (fair value/cost).

At December 31, 2012 and 2011, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 14 and 19 securities with a cost of $12,588 and $2,748 and an unrealized loss of $263 and $429 with an average price of 97.9 and 84.4 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2012 and 2011 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2012
Unaffiliated bonds:
United States Government and agencies	$—	$33,517	$33,517
State, municipal and other government	63,124	6,233	69,357
Hybrid securities	213,598	4,892	218,490
Industrial and miscellaneous	440,974	711,538	1,152,512
Mortgage and other asset-backed securities	3,139,452	232,431	3,371,883

	3,857,148	988,611	4,845,759
Unaffiliated preferred stocks	25,005	7,324	32,329
Unaffiliated common stocks	1	12,325	12,326

	$3,882,154	$1,008,260	$4,890,414

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2011
Unaffiliated bonds:
United States Government and agencies	$646	$20,862	$21,508
State, municipal and other government	68,172	100,616	168,788
Hybrid securities	208,545	98,932	307,477
Industrial and miscellaneous	874,324	2,083,289	2,957,613
Mortgage and other asset-backed securities	3,943,571	1,114,649	5,058,220

	5,095,258	3,418,348	8,513,606
Unaffiliated preferred stocks	8,909	38,333	47,242
Unaffiliated common stocks	1	2,318	2,319

	$5,104,168	$3,458,999	$8,563,167

The carrying amount and estimated fair value of bonds at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,240,506	$1,262,341
Due after one year through five years	7,100,718	7,770,622
Due after five years through ten years	6,139,707	6,896,709
Due after ten years	11,406,296	14,114,944

	25,887,227	30,044,616
Mortgage and other asset-backed securities	10,794,339	10,700,075

	$36,681,566	$40,744,691

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

Banking

At December 31, 2012, the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $576,329 and a carrying value of $748,907, resulting in a gross unrealized loss of $172,578. The banking sub-sector in the Company’s portfolio is large, diverse and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities and credit spread widening in the sector due to the Sovereign debt crisis in Europe as well as residual impact from both the U.S. financial crisis and concerns over the U.S. Fiscal Cliff.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share amounts)

As a whole, the sub-sector improved in the second half of 2012, following a volatile first half. Decisive steps by European Union (EU) leaders and world central banks to stabilize the euro and improve funding conditions calmed investor concerns that a euro breakup was imminent. Credit spreads continue to reflect some uncertainty over new efforts by regulators to impose “burden sharing” on creditors in order to quickly stabilize or wind up troubled banks. While these measures have made securities more volatile in the near-term, new, more stringent global legislation on bank capital and liquidity requirements is intended to reduce overall risk in the sector going forward and decouple troubled banks from the Sovereign. Furthermore, central banks appear committed to providing liquidity to the market, while asset write-downs and credit losses have diminished substantially in all but the most troubled countries.

The value of the Company’s investments in deeply subordinated securities in the financial services sector may be significantly impacted if issuers of certain securities with optional deferral features exercise the option to defer coupon payments or are required to defer as a condition of receiving government aid. The deeply subordinated securities issued by non-U.S. Banks are broadly referred to as capital securities which can be categorized as Tier 1 or Upper Tier 2. Capital securities categorized as “Tier 1” are typically perpetual with a non-cumulative coupon that can be deferred under certain conditions. Capital securities categorized as “Upper Tier 2” are generally perpetual with a cumulative coupon that is deferrable under certain conditions. The deeply subordinated securities issued by U.S. Banks can be categorized as trust preferred or hybrid. Capital securities categorized as trust preferred typically have an original maturity of 30 years with call features after 10 years with a cumulative coupon that is deferrable under certain conditions. Capital securities categorized as hybrid typically have an original maturity of more than 30 years, may be perpetual and are generally subordinate to traditional trust preferred securities. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2012.

Subprime Mortgages

At December 31, 2012, the Company’s asset-backed securities (ABS) subprime mortgages portfolio had investments in an unrealized loss position which had a fair value of $593,142 and a carrying value of $675,568, resulting in a gross unrealized loss of $82,426. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007. Even with the stabilization over the past two years, fundamentals in ABS subprime mortgages continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes ABS issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes ABS issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and are reviewed quarterly. Model output is generated under base and stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data and by adjusting those rates for vintage specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2012.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2012, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $1,461,372 and a carrying value of $1,821,161, resulting in a gross unrealized loss of $359,789. RMBS are securitizations of underlying pools of residential mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS includes prime jumbo pass-throughs and collateralized mortgage obligations (CMOs), Alt-A RMBS, negative amortization RMBS, government sponsored enterprise (GSE) guaranteed pass-throughs and reverse mortgage RMBS. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007. Even with the stabilization over the past two years, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

All RMBS securities of the Company are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and reviewed quarterly. Model output is generated under base and stress-case scenarios. The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2012.

There were no loan-backed securities with a recognized other-than-temporary impairment (OTTI) due to intent to sell or lack of intent and ability to hold during the year ended December 31, 2012. The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2011
OTTI recognized 1st quarter:
Intent to sell	$4,977	$660	$—	$4,317

Total 1st quarter OTTI on loan-backed securities	4,977	660	—	4,317
OTTI recognized 3rd quarter:
Intent to sell	160,578	5,973	—	154,605

Total 3rd quarter OTTI on loan-backed securities	160,578	5,973	—	154,605

Aggregate total	$165,555	$6,633	$—	$158,922

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2010
OTTI recognized 1st quarter:
Intent to sell	$4,379	$973	$—	$3,406

Total 1st quarter OTTI on loan-backed securities	4,379	973	—	3,406
OTTI recognized 2nd quarter:
Intent to sell	17,316	301	—	17,015
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	6	—	6	—

Total 2nd quarter OTTI on loan-backed securities	17,322	301	6	17,015

Aggregate total	$21,701	$1,274	$6	$20,421

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2012
1st quarter present value of cash flows expected to be less than the amortized cost basis	$357,700	$23,038	$334,662	$210,662
2nd quarter present value of cash flows expected to be less than the amortized cost basis	515,449	23,147	492,302	338,584
3rd quarter present value of cash flows expected to be less than the amortized cost basis	515,274	25,476	489,798	348,834
4th quarter present value of cash flows expected to be less than the amortized cost basis	154,272	7,923	146,349	96,789

Aggregate total	$1,542,695	$79,584	$1,463,111	$994,869

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2011
1st quarter present value of cash flows expected to be less than the amortized cost basis	$350,420	$11,851	$338,569	$224,716
2nd quarter present value of cash flows expected to be less than the amortized cost basis	483,217	23,151	460,066	303,615
3rd quarter present value of cash flows expected to be less than the amortized cost basis	483,427	12,763	470,664	287,099
4th quarter present value of cash flows expected to be less than the amortized cost basis	583,778	29,379	554,399	398,138

Aggregate total	$1,900,842	$77,144	$1,823,698	$1,213,568

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$578,055	$55,253	$522,802	$330,810
2nd quarter present value of cash flows expected to be less than the amortized cost basis	343,146	24,294	318,852	217,741
3rd quarter present value of cash flows expected to be less than the amortized cost basis	648,299	44,545	603,754	489,879
4th quarter present value of cash flows expected to be less than the amortized cost basis	744,823	29,278	715,545	563,667

Aggregate total	$2,314,323	$153,370	$2,160,953	$1,602,097

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2012, for which an OTTI had been previously recognized:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
000759BP4	$528	$462	$66	$462	$444	1Q 2012
02146QAB9	60,611	56,967	3,644	56,967	33,420	1Q 2012
02146QAC7	40,173	38,252	1,921	38,252	22,057	1Q 2012
02146QAD5	33,942	30,247	3,695	30,247	19,728	1Q 2012
059515AC0	6,517	6,438	79	6,438	4,024	1Q 2012
05951VAV1	41,630	38,925	2,705	38,925	26,374	1Q 2012
12668RAA6	23,002	21,254	1,748	21,254	12,702	1Q 2012
126694YQ5	13,723	12,191	1,532	12,191	8,717	1Q 2012
225470FJ7	3,832	3,699	133	3,699	3,751	1Q 2012
24763LDE7	709	704	5	704	405	1Q 2012
35729PPZ7	13,403	13,125	278	13,125	1,696	1Q 2012
39539KAF0	4,306	4,288	18	4,288	4,077	1Q 2012
525170CG9	79	77	2	77	60	1Q 2012
525221HE0	2,317	450	1,867	450	482	1Q 2012
550279BA0	21,022	19,197	1,825	19,197	11,768	1Q 2012
65536PAA8	1,183	1,163	20	1,163	548	1Q 2012
75116EAA0	9,762	8,567	1,195	8,567	6,717	1Q 2012
75970JAJ5	4,264	4,213	51	4,213	2,358	1Q 2012
75970QAH3	5,411	5,378	33	5,378	3,183	1Q 2012
75971EAF3	5,208	5,185	23	5,185	3,069	1Q 2012
761118AH1	1,585	1,572	13	1,572	1,465	1Q 2012
761118RM2	2,457	2,162	295	2,162	1,268	1Q 2012
761118VY1	15,858	15,626	232	15,626	8,957	1Q 2012
12669F2J1	5,774	4,810	964	4,810	4,213	1Q 2012
52524YAF0	10,522	10,233	289	10,233	6,177	1Q 2012
75970QAD2	5,352	5,234	118	5,234	3,228	1Q 2012
3622NAAC4	728	667	61	667	436	1Q 2012
36185MAF9	21,978	21,941	37	21,941	18,631	1Q 2012
48123HAA1	1,527	1,418	109	1,418	620	1Q 2012
59020UUA1	297	217	80	217	87	1Q 2012
000759BP4	453	445	8	445	433	2Q 2012
02146QAC7	37,571	36,623	948	36,623	20,350	2Q 2012
02146QAD5	29,299	28,344	955	28,344	18,584	2Q 2012
05530PAA0	1,201	1,001	200	1,001	982	2Q 2012
12668ACG8	14,148	13,355	793	13,355	7,870	2Q 2012
12668RAA6	20,628	20,291	337	20,291	12,334	2Q 2012
126694A32	34,876	32,248	2,628	32,248	18,818	2Q 2012
12669GTS0	29,271	20,769	8,502	20,769	11,964	2Q 2012
225470FJ7	3,591	3,484	107	3,484	3,261	2Q 2012
225492AE7	16,507	16,428	79	16,428	15,362	2Q 2012
35729PPC8	445	371	74	371	211	2Q 2012
3622NAAE0	50,312	49,814	498	49,814	32,341	2Q 2012
36244SAE8	593	587	6	587	468	2Q 2012
41161MAC4	43,057	42,415	642	42,415	27,048	2Q 2012
52522QAM4	81,369	80,241	1,128	80,241	68,269	2Q 2012
61754HAB8	1,777	1,762	15	1,762	921	2Q 2012
65536PAA8	1,151	1,093	58	1,093	520	2Q 2012
74925FAA1	10,781	10,722	59	10,722	10,660	2Q 2012
75970JAJ5	4,115	4,084	31	4,084	2,298	2Q 2012
75970QAH3	5,278	5,245	33	5,245	3,095	2Q 2012
75971EAF3	5,098	5,079	19	5,079	2,914	2Q 2012
759950GY8	9,467	9,320	147	9,320	6,024	2Q 2012

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
761118RM2	$2,108	$2,077	$31	$2,077	$1,176	2Q 2012
761118VY1	14,969	14,525	444	14,525	8,372	2Q 2012
41161PKD4	2,267	2,251	16	2,251	1,423	2Q 2012
05535DAM6	290	—	290	—	247	2Q 2012
75970QAD2	5,115	4,894	221	4,894	3,090	2Q 2012
3622NAAC4	646	624	22	624	388	2Q 2012
41161XAC0	66,572	62,665	3,907	62,665	41,665	2Q 2012
36185MAF9	20,698	20,550	148	20,550	16,829	2Q 2012
59020UUA1	206	40	166	40	82	2Q 2012
059523AV2	591	482	109	482	497	2Q 2012
759950GZ5	1,000	474	526	474	88	2Q 2012
02146QAB9	54,011	53,056	955	53,056	36,367	3Q 2012
02146QAC7	36,007	34,823	1,184	34,823	23,073	3Q 2012
02146QAD5	27,191	26,877	314	26,877	20,847	3Q 2012
02148AAA4	35,516	35,162	354	35,162	29,720	3Q 2012
02148GAD5	1,500	1,442	58	1,442	971	3Q 2012
02149QAD2	26,041	25,370	671	25,370	19,141	3Q 2012
026936AA2	138,711	126,429	12,282	126,429	84,791	3Q 2012
059515AC0	5,975	5,891	84	5,891	4,025	3Q 2012
126694A32	31,156	30,693	463	30,693	22,046	3Q 2012
126694YJ1	26,410	24,161	2,249	24,161	19,467	3Q 2012
23332UGM0	9,058	8,619	439	8,619	6,519	3Q 2012
3622MAAF8	33	—	33	—	—	3Q 2012
3622NAAE0	47,914	43,590	4,324	43,590	37,070	3Q 2012
41161MAC4	41,081	40,299	782	40,299	27,180	3Q 2012
52108HV84	3,000	2,136	864	2,136	1,061	3Q 2012
65536PAA8	1,061	1,029	32	1,029	607	3Q 2012
759676AJ8	5,976	5,841	135	5,841	3,736	3Q 2012
759950GY8	9,123	9,042	81	9,042	6,008	3Q 2012
83611MMM7	7,497	7,459	38	7,459	747	3Q 2012
41161PKD4	2,168	2,109	59	2,109	1,540	3Q 2012
3622NAAC4	602	549	53	549	450	3Q 2012
12667GCH4	5,244	5,221	23	5,221	3,469	3Q 2012
02149QAD2	24,467	23,966	501	23,966	19,307	4Q 2012
059515AC0	5,691	5,592	99	5,592	4,027	4Q 2012
126694A32	29,181	28,800	381	28,800	23,236	4Q 2012
35729PPC8	353	339	14	339	275	4Q 2012
35729PPZ7	13,075	12,126	949	12,126	523	4Q 2012
46628SAJ2	6,769	6,499	270	6,499	5,926	4Q 2012
52108HV84	2,102	1,837	265	1,837	1,062	4Q 2012
52524YAA1	2,827	2,514	313	2,514	2,124	4Q 2012
61915RCJ3	19,356	19,181	175	19,181	14,371	4Q 2012
759676AJ8	5,724	5,531	193	5,531	3,866	4Q 2012
75970JAJ5	3,887	3,813	74	3,813	2,883	4Q 2012
75970QAH3	5,041	4,995	46	4,995	3,865	4Q 2012
75971EAF3	4,967	4,908	59	4,908	3,430	4Q 2012
86357UAA9	3,219	2,832	387	2,832	—	4Q 2012
86357UBM2	564	494	70	494	—	4Q 2012
86365EAA5	1,648	1,443	205	1,443	—	4Q 2012
86365EAC1	695	609	86	609	—	4Q 2012
86365KAA1	568	498	70	498	—	4Q 2012

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
36298JAA1	$9,827	$6,747	$3,080	$6,747	$3,553	4Q 2012
75970QAD2	4,669	4,630	39	4,630	3,624	4Q 2012
32113JAE5	1,004	924	80	924	250	4Q 2012
32113JAD7	1,324	1,314	10	1,314	406	4Q 2012
12667GCH4	5,160	5,053	107	5,053	3,589	4Q 2012
759950GZ5	444	—	444	—	66	4Q 2012
759950FJ2	1,710	1,704	6	1,704	404	4Q 2012
000759BP4	636	575	61	575	596	1Q 2011
02146QAB9	70,359	68,745	1,614	68,745	38,728	1Q 2011
02146QAD5	39,209	38,422	787	38,422	23,134	1Q 2011
05951VAV1	50,127	49,693	434	49,693	36,948	1Q 2011
12667GXW8	20,351	20,185	166	20,185	17,916	1Q 2011
12668WAC1	12,000	11,713	287	11,713	6,354	1Q 2011
12669GTS0	43,618	42,859	759	42,859	23,303	1Q 2011
14984WAA8	7,559	7,446	113	7,446	6,053	1Q 2011
45661EAE4	2,499	1,726	773	1,726	1,584	1Q 2011
525221GR2	1,281	935	346	935	823	1Q 2011
525221HE0	3,197	2,782	415	2,782	4,994	1Q 2011
70557RAB6	31,956	31,770	186	31,770	22,910	1Q 2011
75970JAJ5	4,756	4,657	99	4,657	3,022	1Q 2011
75971EAF3	6,002	5,832	170	5,832	3,548	1Q 2011
76110G3H2	2,794	957	1,837	957	1,715	1Q 2011
76110WPD2	2,513	2,396	117	2,396	2,421	1Q 2011
761118VY1	20,054	19,668	386	19,668	10,670	1Q 2011
81379EAD4	3,256	2,091	1,165	2,091	338	1Q 2011
83611XAE4	1,051	333	718	333	280	1Q 2011
86358EZU3	5,921	4,980	941	4,980	2,029	1Q 2011
871928AX5	4,227	3,582	645	3,582	3,582	1Q 2011
749248AG5	14,227	14,034	193	14,034	12,482	1Q 2011
75970QAD2	7,057	6,770	287	6,770	4,870	1Q 2011
045427AE1	1,865	1,490	375	1,490	893	2Q 2011
12638DAA4	86,532	83,834	2,698	83,834	74,622	2Q 2011
12640PAA3	6,639	6,345	294	6,345	6,562	2Q 2011
126670ZN1	21,165	19,024	2,141	19,024	4,055	2Q 2011
12668WAC1	20,241	20,000	241	20,000	10,222	2Q 2011
126694A32	14,807	14,701	106	14,701	8,458	2Q 2011
12669GTS0	41,692	36,985	4,707	36,985	19,529	2Q 2011
225470T94	5,822	5,751	71	5,751	5,035	2Q 2011
22942KCA6	17,023	15,111	1,912	15,111	12,886	2Q 2011
3622NAAE0	56,897	54,879	2,018	54,879	33,811	2Q 2011
36245CAC6	791	737	54	737	220	2Q 2011
41161MAC4	50,636	49,540	1,096	49,540	30,482	2Q 2011
46628SAJ2	8,682	8,522	160	8,522	5,898	2Q 2011
52524MAW9	9,284	8,219	1,065	8,219	4,938	2Q 2011
550279BA0	25,520	24,577	943	24,577	15,391	2Q 2011
61754HAB8	2,086	2,056	30	2,056	1,317	2Q 2011
65536PAA8	1,661	1,630	31	1,630	915	2Q 2011
75970JAJ5	4,580	4,532	48	4,532	2,831	2Q 2011
75970QAH3	6,059	5,852	207	5,852	3,694	2Q 2011
75971EAF3	11,519	11,413	106	11,413	6,260	2Q 2011
76110G3H2	1,601	870	731	870	889	2Q 2011
761118RM2	2,770	2,728	42	2,728	1,567	2Q 2011

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
761118VY1	$18,605	$17,970	$635	$17,970	$9,203	2Q 2011
81379EAD4	1,740	1,414	326	1,414	97	2Q 2011
83611XAE4	329	118	211	118	157	2Q 2011
86358EZU3	4,946	4,370	576	4,370	689	2Q 2011
93934FHC9	34,880	33,497	1,383	33,497	22,366	2Q 2011
93936NBC6	863	407	456	407	389	2Q 2011
749248AG5	17,308	17,277	31	17,277	15,674	2Q 2011
75970QAD2	6,672	6,218	454	6,218	4,565	2Q 2011
02146QAB9	66,595	63,475	3,120	63,475	35,341	3Q 2011
02146QAD5	36,649	35,735	914	35,735	19,535	3Q 2011
026936AA2	154,988	149,463	5,525	149,463	77,940	3Q 2011
05948KV63	11,652	11,491	161	11,491	9,696	3Q 2011
12638DAA4	54,787	56,934	(2,147)	56,934	51,075	3Q 2011
12666UAC7	18,561	18,558	3	18,558	11,605	3Q 2011
12668WAC1	11,129	11,075	54	11,075	5,017	3Q 2011
126694A32	9,401	9,090	311	9,090	4,986	3Q 2011
12669GTS0	35,892	34,078	1,814	34,078	16,984	3Q 2011
14984WAA8	6,939	6,757	182	6,757	5,293	3Q 2011
225470FJ7	4,294	4,257	37	4,257	3,730	3Q 2011
225470U27	4,713	4,667	46	4,667	3,692	3Q 2011
36244SAE8	672	669	3	669	488	3Q 2011
45661EAE4	1,621	1,190	431	1,190	763	3Q 2011
65536PAA8	1,265	1,232	33	1,232	604	3Q 2011
75970JAJ5	4,448	4,387	61	4,387	2,509	3Q 2011
75970QAH3	5,736	5,668	68	5,668	3,292	3Q 2011
75971EAF3	5,552	5,473	79	5,473	2,623	3Q 2011
761118RM2	2,637	2,568	69	2,568	1,387	3Q 2011
761118VY1	17,391	17,101	290	17,101	8,517	3Q 2011
81379EAD4	1,743	669	1,074	669	66	3Q 2011
92922FZ27	20,331	20,154	177	20,154	18,067	3Q 2011
93936NBC6	323	97	226	97	77	3Q 2011
75970QAD2	6,107	5,878	229	5,878	3,811	3Q 2011
17311QAA8	23,608	21,769	1,839	21,769	21,769	3Q 2011
02146QAC7	33,428	32,478	950	32,478	14,430	4Q 2011
05948KL31	14,784	14,778	6	14,778	11,547	4Q 2011
059494AA2	32,494	31,969	525	31,969	24,787	4Q 2011
12638DAA4	55,461	53,176	2,285	53,176	49,194	4Q 2011
12640PAA3	6,122	5,942	180	5,942	6,115	4Q 2011
12667G5G4	15,321	14,995	326	14,995	14,377	4Q 2011
12668RAA6	24,029	23,537	492	23,537	11,676	4Q 2011
12668WAC1	10,903	10,666	237	10,666	4,723	4Q 2011
126694A32	37,195	36,657	538	36,657	19,337	4Q 2011
12669GTS0	33,195	31,654	1,541	31,654	13,920	4Q 2011
225470FJ7	4,254	3,968	286	3,968	3,712	4Q 2011
225470YD9	44,143	41,031	3,112	41,031	39,881	4Q 2011
32027LAG0	57	1	56	1	—	4Q 2011
35729PPC8	629	478	151	478	235	4Q 2011
3622NAAE0	54,725	53,750	975	53,750	33,707	4Q 2011
41161MAC4	47,897	45,318	2,579	45,318	25,821	4Q 2011
525170CG9	87	84	3	84	66	4Q 2011
52522QAM4	92,552	86,587	5,965	86,587	68,719	4Q 2011
65536PAA8	1,209	1,196	13	1,196	494	4Q 2011

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
74925FAA1	$12,139	$11,693	$446	$11,693	$11,226	4Q 2011
75970QAH3	5,559	5,520	39	5,520	3,160	4Q 2011
75971EAF3	5,387	5,294	93	5,294	2,461	4Q 2011
761118AH1	25,892	25,531	361	25,531	24,066	4Q 2011
81378KAC3	11,316	5,016	6,300	5,016	6,463	4Q 2011
81379EAD4	655	57	598	57	44	4Q 2011
83611XAE4	107	36	71	36	18	4Q 2011
12669F2J1	6,472	5,885	587	5,885	3,699	4Q 2011
75970QAD2	5,774	5,550	224	5,550	3,679	4Q 2011
48123HAA1	1,991	1,551	440	1,551	580	4Q 2011
000759BP4	788	785	3	785	625	1Q 2010
02148AAA4	51,172	50,652	520	50,652	33,152	1Q 2010
02148YAJ3	8,309	8,128	181	8,128	6,809	1Q 2010
045427AE1	3,371	1,805	1,566	1,805	610	1Q 2010
12640PAA3	9,684	9,480	204	9,480	8,902	1Q 2010
126670ZN1	26,523	21,352	5,171	21,352	3,899	1Q 2010
12667G5G4	20,112	19,900	212	19,900	17,911	1Q 2010
126685DZ6	6,759	6,287	472	6,287	5,438	1Q 2010
225470FJ7	6,264	6,146	118	6,146	5,130	1Q 2010
225470YD9	60,770	59,922	848	59,922	37,312	1Q 2010
22942KCA6	22,560	22,305	255	22,305	16,542	1Q 2010
23245CAF7	256	246	10	246	586	1Q 2010
32027LAG0	110	94	16	94	57	1Q 2010
32028TAF4	171	85	86	85	100	1Q 2010
35729PPZ7	17,077	14,880	2,197	14,880	248	1Q 2010
361856EC7	25,782	25,461	321	25,461	16,478	1Q 2010
3622MAAF8	205	134	71	134	52	1Q 2010
38011AAC8	2,581	2,563	18	2,563	2,023	1Q 2010
43710LAF1	82	8	74	8	34	1Q 2010
45661EAE4	27,998	20,271	7,727	20,271	9,966	1Q 2010
46628SAJ2	10,507	10,154	353	10,154	6,420	1Q 2010
525170CG9	1,722	1,657	65	1,657	1,404	1Q 2010
525221GR2	6,622	3,934	2,688	3,934	1,875	1Q 2010
525221HE0	15,734	11,848	3,886	11,848	4,671	1Q 2010
52524MAW9	10,557	9,991	566	9,991	3,594	1Q 2010
52524YAA1	42,308	42,286	22	42,286	33,282	1Q 2010
655374AA4	2,702	2,353	349	2,353	1,117	1Q 2010
68400DAG9	2,794	1,924	870	1,924	106	1Q 2010
70557RAB6	37,812	32,192	5,620	32,192	18,685	1Q 2010
74925FAA1	17,548	16,761	787	16,761	15,542	1Q 2010
76110WPD2	3,676	3,388	288	3,388	2,855	1Q 2010
76110WQB5	15,198	14,267	931	14,267	12,048	1Q 2010
761118RM2	3,297	3,186	111	3,186	1,587	1Q 2010
761118VY1	28,164	25,601	2,563	25,601	11,604	1Q 2010
81379EAD4	5,191	3,589	1,602	3,589	99	1Q 2010
86357UAA9	23,809	21,484	2,325	21,484	16,973	1Q 2010
86357UBM2	4,156	3,750	406	3,750	3,020	1Q 2010
86358EZU3	8,992	7,205	1,787	7,205	2,672	1Q 2010
86365EAA5	12,138	10,952	1,186	10,952	8,530	1Q 2010
86365EAC1	5,116	4,617	499	4,617	3,718	1Q 2010
86365KAA1	4,184	3,775	409	3,775	2,989	1Q 2010
93935FAA9	5,241	5,003	238	5,003	2,472	1Q 2010

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
000759BP4	$757	$700	$57	$700	$589	2Q 2010
02148AAA4	48,811	46,735	2,076	46,735	33,688	2Q 2010
02148YAJ3	7,973	7,794	179	7,794	6,567	2Q 2010
05948KL31	18,007	17,283	724	17,283	11,108	2Q 2010
059494AA2	41,693	41,000	693	41,000	31,082	2Q 2010
05953LAH2	1,318	888	430	888	319	2Q 2010
12668VAF6	8,391	8,232	159	8,232	4,535	2Q 2010
225470FJ7	5,503	5,230	273	5,230	4,981	2Q 2010
225470U27	6,062	5,459	603	5,459	4,457	2Q 2010
22942KCA6	21,269	21,106	163	21,106	15,188	2Q 2010
32054YAD5	353	160	193	160	104	2Q 2010
35729PPZ7	14,854	13,466	1,388	13,466	920	2Q 2010
36244SAE8	901	881	20	881	508	2Q 2010
525170CG9	1,584	1,293	291	1,293	1,635	2Q 2010
525221HE0	11,185	6,764	4,421	6,764	5,228	2Q 2010
52522QAM4	121,936	116,652	5,284	116,652	83,155	2Q 2010
65536PAA8	3,451	3,224	227	3,224	2,937	2Q 2010
761118RM2	3,103	3,049	54	3,049	1,563	2Q 2010
86358EZU3	7,161	6,018	1,143	6,018	1,603	2Q 2010
000759BP4	674	657	17	657	572	3Q 2010
02148AAA4	44,694	41,915	2,779	41,915	35,127	3Q 2010
02148YAJ3	7,636	7,630	6	7,630	5,659	3Q 2010
05948KV63	13,694	13,656	38	13,656	12,859	3Q 2010
059494AA2	39,536	39,315	221	39,315	30,326	3Q 2010
05953LAH2	832	708	124	708	304	3Q 2010
12638DAA4	72,351	64,487	7,864	64,487	58,004	3Q 2010
12640PAA3	7,475	7,142	333	7,142	7,293	3Q 2010
12667G5G4	20,892	20,806	86	20,806	20,536	3Q 2010
126685DZ6	5,919	5,602	317	5,602	4,887	3Q 2010
12669GTS0	50,815	47,578	3,237	47,578	25,003	3Q 2010
225470FJ7	5,065	5,060	5	5,060	5,188	3Q 2010
225470T94	6,996	6,650	346	6,650	5,183	3Q 2010
225470YD9	56,415	53,591	2,824	53,591	39,237	3Q 2010
225492AE7	21,757	21,547	210	21,547	18,885	3Q 2010
22942KCA6	20,247	20,203	44	20,203	15,799	3Q 2010
3622EEAA0	29,835	28,729	1,106	28,729	27,151	3Q 2010
36244SAE8	847	820	27	820	542	3Q 2010
38011AAC8	2,513	2,451	62	2,451	1,914	3Q 2010
525170CG9	1,202	1,082	120	1,082	1,185	3Q 2010
52519LAA6	110,126	101,397	8,729	101,397	87,934	3Q 2010
525221HE0	6,238	5,615	623	5,615	4,141	3Q 2010
65536PAA8	1,894	1,747	147	1,747	1,641	3Q 2010
75970JAJ5	5,448	4,933	515	4,933	2,733	3Q 2010
75970QAH3	7,000	6,369	631	6,369	3,783	3Q 2010
761118AH1	31,985	31,648	337	31,648	26,663	3Q 2010
761118VY1	23,715	22,571	1,144	22,571	11,123	3Q 2010
92922FZ27	23,995	23,692	303	23,692	21,808	3Q 2010
939336Q55	604	596	8	596	279	3Q 2010
05535DAM6	476	415	61	415	318	3Q 2010
05953YAG6	1,788	1,788	—	1,788	1,619	4Q 2010
059515AC0	8,952	8,942	10	8,942	5,480	4Q 2010
36245CAC6	2,589	1,121	1,468	1,121	257	4Q 2010

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
52524YAA1	$3,033	$3,012	$21	$3,012	$2,837	4Q 2010
61754HAB8	2,987	2,790	197	2,790	1,467	4Q 2010
02148YAJ3	7,480	7,334	146	7,334	5,783	4Q 2010
05530PAA0	2,460	2,395	65	2,395	2,046	4Q 2010
059494AA2	37,667	37,657	10	37,657	30,418	4Q 2010
059515AC0	8,939	7,602	1,337	7,602	5,504	4Q 2010
05953LAH2	626	432	194	432	273	4Q 2010
05953YAG6	1,732	1,553	179	1,553	1,575	4Q 2010
12638DAA4	61,724	61,571	153	61,571	56,681	4Q 2010
12667G5G4	8,708	8,607	101	8,607	8,394	4Q 2010
12668RAA6	27,353	25,747	1,606	25,747	16,167	4Q 2010
12669GTS0	46,681	44,524	2,157	44,524	24,463	4Q 2010
14984WAA8	7,942	7,730	212	7,730	6,113	4Q 2010
225470U27	5,279	5,139	140	5,139	4,314	4Q 2010
225470YD9	51,189	50,912	277	50,912	37,621	4Q 2010
22942KCA6	19,399	18,120	1,279	18,120	14,757	4Q 2010
36245CAC6	1,112	833	279	833	258	4Q 2010
36245RAA7	3,756	3,495	261	3,495	2,677	4Q 2010
39539KAF0	10,205	9,957	248	9,957	8,804	4Q 2010
41161MAC4	54,375	52,192	2,183	52,192	33,461	4Q 2010
45661EAE4	8,907	2,644	6,263	2,644	2,517	4Q 2010
52519LAA6	97,842	97,267	575	97,267	84,903	4Q 2010
525221GR2	3,510	1,336	2,174	1,336	1,054	4Q 2010
525221HE0	5,322	3,506	1,816	3,506	3,634	4Q 2010
52522QAM4	106,741	105,722	1,019	105,722	81,409	4Q 2010
52524YAA1	32,722	31,200	1,522	31,200	30,754	4Q 2010
61754HAB8	2,771	2,281	490	2,281	1,448	4Q 2010
74925FAA1	14,656	14,038	618	14,038	13,792	4Q 2010
759676AJ8	6,794	6,391	403	6,391	4,825	4Q 2010
75971EAF3	6,200	6,088	112	6,088	3,542	4Q 2010
761118VY1	21,814	20,938	876	20,938	11,309	4Q 2010
81379EAD4	3,583	3,258	325	3,258	348	4Q 2010
863592AP6	21,292	21,076	216	21,076	19,735	4Q 2010
863592AQ4	9,443	9,303	140	9,303	8,654	4Q 2010
92922FZ27	22,761	22,760	1	22,760	20,920	4Q 2010
939336Q55	576	558	18	558	302	4Q 2010
02148AAA4	56,623	55,412	1,211	55,412	27,639	3Q 2009
02148YAJ3	10,038	9,635	403	9,635	5,095	3Q 2009
045427AE1	5,981	4,341	1,640	4,341	388	3Q 2009
126670ZN1	32,849	28,835	4,014	28,835	2,148	3Q 2009
12668VAF6	14,078	9,775	4,303	9,775	3,695	3Q 2009
225470FJ7	7,621	7,494	127	7,494	4,321	3Q 2009

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
225470T94	$9,057	$8,721	$336	$8,721	$4,335	3Q 2009
22942KCA6	27,233	25,136	2,097	25,136	14,065	3Q 2009
32027LAG0	156	153	3	153	55	3Q 2009
32028TAF4	214	210	4	210	167	3Q 2009
35729PPC8	3,943	727	3,216	727	169	3Q 2009
3622MAAF8	300	294	6	294	73	3Q 2009
40430FAF9	2,814	591	2,223	591	93	3Q 2009
43710LAF1	152	150	2	150	94	3Q 2009
46628SAJ2	11,798	11,254	544	11,254	4,475	3Q 2009
576435AT8	494	484	10	484	303	3Q 2009
655374AA4	3,374	3,252	122	3,252	1,663	3Q 2009
86358EZU3	20,660	10,929	9,731	10,929	3,505	3Q 2009
939336Q55	725	687	38	687	255	3Q 2009
02148AAA4	55,412	54,674	738	54,674	30,484	3Q 2009
12668VAF6	9,775	9,187	588	9,187	4,470	3Q 2009
225470FJ7	7,370	7,107	263	7,107	4,748	3Q 2009
22942KCA6	25,136	24,544	592	24,544	14,572	3Q 2009
23245CAF7	440	317	123	317	90	3Q 2009
3622MAAF8	294	248	46	248	48	3Q 2009
36244SAE8	1,000	949	51	949	481	3Q 2009
43710LAF1	150	107	43	107	113	3Q 2009
52524MAW9	11,476	11,109	367	11,109	3,902	3Q 2009
68400DAG9	4,806	3,554	1,252	3,554	193	3Q 2009
70557RAB6	41,797	37,940	3,857	37,940	20,360	3Q 2009
86358EZU3	10,929	9,287	1,642	9,287	1,747	3Q 2009
939336Q55	687	680	7	680	260	3Q 2009
059494AA2	45,467	44,726	741	44,726	30,478	4Q 2009
05951VAV1	60,026	59,859	167	59,859	34,196	4Q 2009
05948KV63	15,678	15,283	395	15,283	11,397	4Q 2009
126670ZN1	28,832	26,567	2,265	26,567	3,802	4Q 2009
126685DZ6	8,557	6,962	1,595	6,962	5,593	4Q 2009
23245CAF7	304	267	37	267	214	4Q 2009
12667G5G4	25,000	23,949	1,051	23,949	21,479	4Q 2009
02148AAA4	53,080	52,679	401	52,679	32,386	4Q 2009
02148YAJ3	9,305	8,787	518	8,787	6,122	4Q 2009
045427AE1	4,341	3,378	963	3,378	517	4Q 2009
12640PAA3	11,545	10,987	558	10,987	9,882	4Q 2009
225470FJ7	6,755	6,727	28	6,727	4,955	4Q 2009
32027LAG0	147	116	31	116	46	4Q 2009
32028TAF4	198	182	16	182	125	4Q 2009
38011AAC8	2,961	2,627	334	2,627	1,992	4Q 2009
361856EC7	31,354	26,889	4,465	26,889	14,755	4Q 2009
3622MAAF8	234	218	16	218	55	4Q 2009
43710LAF1	96	91	5	91	80	4Q 2009
52524YAA1	46,921	46,677	244	46,677	35,812	4Q 2009
52524MAW9	10,923	10,743	180	10,743	4,023	4Q 2009
576435AT8	467	397	70	397	284	4Q 2009
655374AA4	3,144	2,723	421	2,723	1,573	4Q 2009
68400DAG9	3,535	2,809	726	2,809	180	4Q 2009
761118VY1	30,381	29,354	1,027	29,354	12,445	4Q 2009
86358EZU3	9,243	9,032	211	9,032	222	4Q 2009
225470T94	8,516	7,425	1,091	7,425	5,324	4Q 2009

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
225470U27	$7,991	$6,431	$1,560	$6,431	$4,577	4Q 2009
933637AJ9	3,783	3,505	278	3,505	2,574	4Q 2009

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2012 and 2011 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2012
The aggregate amount of unrealized losses	$787,684	$4,100
The aggregate related fair value of securities with unrealized losses	3,247,332	245,722

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2011
The aggregate amount of unrealized losses	$1,414,929	$67,845
The aggregate related fair value of securities with unrealized losses	4,176,581	1,125,357

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2012	2011	2010
Income (loss):
Bonds	$1,905,410	$2,147,304	$2,476,783
Preferred stocks	9,320	9,136	10,296
Common stocks	168,713	48,828	36,266
Mortgage loans on real estate	411,742	469,635	534,467
Real estate	17,328	19,488	20,816
Policy loans	48,012	46,677	50,210
Cash, cash equivalents and short-term investments	7,509	5,010	11,008
Derivatives	197,183	(29,303)	(147,236)
Other invested assets	35,582	6,183	50,078
Other	34,107	11,912	14,525

Gross investment income	2,834,906	2,734,870	3,057,213
Less investment expenses	105,379	119,012	138,042

Net investment income	$2,729,527	$2,615,858	$2,919,171

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2012	2011	2010
Proceeds	$9,180,982	$16,303,347	$23,903,441

Gross realized gains	$292,804	$581,820	$1,624,135
Gross realized losses	(45,003)	(85,014)	(142,953)

Net realized capital gains (losses)	$247,801	$496,806	$1,481,182

The Company had gross realized losses for the years ended December 31, 2012, 2011 and 2010 of $88,836, $127,005 and $192,541, respectively, which relate to losses recognized on other-than-temporary declines in the fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2012	2011	2010
Bonds	$158,547	$370,867	$1,290,685
Preferred stocks	418	5,557	(75)
Common stocks	(621)	22,701	2,949
Mortgage loans on real estate	13,802	(2,171)	(18,451)
Real estate	7,190	4,287	(235)
Cash, cash equivalents and short-term investments	9	13	12
Derivatives	(508,177)	304,713	(160,155)
Other invested assets	112,293	91,017	124,712

	(216,539)	796,984	1,239,442
Federal income tax effect	(94,705)	(185,043)	(450,184)
Transfer to interest maintenance reserve	(71,282)	(188,405)	(846,096)

Net realized capital gains (losses) on investments	$(382,526)	$423,536	$(56,838)

At December 31, 2012 and 2011, the Company had recorded investments in restructured securities of $8,476 and $10,272, respectively. The capital gains (losses) taken as a direct result of restructures in 2012, 2011 and 2010 were $167, $(4,361) and $16,745, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses, were as follows:

	Change in Unrealized
	Year Ended December 31
	2012	2011	2010
Bonds	$108,175	$(143,599)	$(53,819)
Preferred stocks	3,957	(3,816)	(35)
Common stocks	21,290	(19,959)	22,057
Affiliated entities	(25,164)	461,477	70,914
Mortgage loans on real estate	6,270	(2,196)	1,826
Derivatives	(98,933)	239,967	113,051
Other invested assets	14,749	103,189	25,289

Change in unrealized capital gains/losses, before taxes	30,344	635,063	179,283
Taxes on unrealized capital gains/losses	(20,779)	(57,633)	(17,514)

Change in unrealized capital gains/losses, net of tax	$9,565	$577,430	$161,769

During 2012, the Company issued mortgage loans with a maximum interest rate of 5.40% and a minimum interest rate of 3.44% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2012 at the time of origination was 75%. During 2011, the Company issued mortgage loans with a maximum interest rate of 6.16% and a minimum interest rate of 4.01% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2011 at the time of origination was 70%. During 2012, the Company reduced the interest rate by 1% on two outstanding mortgage loans with statement value of $13,326. During 2011, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2012 and 2011, there were no loans that were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2012 or 2011. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2012 and 2011 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2012 and 2011, respectively, the Company held $37,459 and $44,738 in impaired loans with related allowance for credit losses of $2,124 and $8,394. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2012 and 2011, respectively. The average recorded investment in impaired loans during 2012 and 2011 was $41,959 and $53,714, respectively.

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2012	2011	2010
Balance at beginning of period	$8,394	$6,198	$8,024
Additions, net charged to operations	500	6,599	16,645
Recoveries in amounts previously charged off	(6,770)	(4,403)	(18,471)

Balance at end of period	$2,124	$8,394	$6,198

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2012, 2011 and 2010, respectively, the Company recognized $2,879, $3,701 and $8,500 of interest income on impaired loans. Interest income of $2,971, $3,610 and $8,568, respectively, was recognized on a cash basis for the years ended December 31, 2012, 2011 and 2010.

At December 31, 2012 and 2011, the Company held a mortgage loan loss reserve in the AVR of $54,808 and $65,017, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2012	2011		2012	2011
South Atlantic	25%	25%	Office	27%	28%
Pacific	22	23	Retail	27	23
Middle Atlantic	15	15	Apartment	20	21
Mountain	15	14	Industrial	18	18
E. North Central	9	10	Other	3	4
W. North Central	6	6	Agricultural	3	4
W. South Central	5	3	Medical	2	2
E. South Central	2	2
New England	1	2

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, 2011 and 2010, the Company had mortgage loans with a total net admitted asset value of $2,176, $2,416 and $13,125, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2012, 2011 and 2010 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2012, 2011 or 2010.

During 2012, the Company recorded an impairment of $97 for its investment in Yucaipa Equity Partners, L.P. The impairment was taken because the decline in fair value of the fund was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the fund is not anticipated. The write-down is included in net realized capital gains (losses) within the statements of operations.

During 2011, the Company recorded an impairment of $5,770 for its investment in William Blair Mezzanine Capital Fund III, L.P., an impairment of $8,799 for its investment in Harbour Group Investments IV, L.P. and an impairment of $1,697 for its investment in e-Financial Ventures I, L.P. The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

During 2010, the Company recorded an impairment of $3,276 for its investment in Stonington Capital Appreciation 1994 Fund, L.P. and an impairment of $272 for its investment in Yield Strategies Fund I, L.P. The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

At December 31, 2012, the Company had ownership interests in fifty LIHTC investments. The remaining years of unexpired tax credits ranged from one to thirteen, and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2013 to 2029 is $23,053. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2011, the Company had ownership interests in sixty-five LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2012 to 2026 was $53,963. There were no impairment losses, write-downs or reclassifications during 2011 related to any of these credits.

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2012 and 2011:

Description of State Transferable and Non-		December 31, 2012
transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$2,810	$5,060

Total		$2,810	$5,060

Description of State Transferable and Non-		December 31, 2011
transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$4,446	$6,696

Total		$4,446	$6,696

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2013 to 2015.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

On December 31, 2010, the Company sold two real estate related limited liability company interests (Transamerica Pyramid Properties, LLC and Transamerica Realty Properties, LLC) to Monumental Life Insurance Company (MLIC), an affiliate, for a combined sale price of $252,975. The sale price was based predominantly on the valuations of the properties within each of the entities. This transaction resulted in a realized gain of $24,296.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities).

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $1,962,723 and $2,014,879, respectively.

At December 31, 2012 and 2011, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $521,564 and $560,015, respectively.

For the years ended December 31, 2012 and 2011, the Company has recorded $42,816 and $142,076, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain.

The Company did not recognize any unrealized gains or losses during 2012 and 2011 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company did not recognize any income from options contracts for the years ended December 31, 2012, 2011 or 2010.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 20 years for forecasted hedge transactions.

At December 31, 2012 and 2011, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

As of December 31, 2012 and 2011, the Company has accumulated deferred gains in the amount of $66,410 and $78,051, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

At December 31, 2012 and 2011, the Company had replicated assets with a fair value of $3,571,947 and $2,965,038 and credit default and forward starting interest rate swaps with a fair value of $(143,165) and $(195,744), respectively. For the years ended December 31, 2012 and 2011, the Company recognized $6,989 and $(408), respectively, in capital gains (losses) related to replication transactions. For the year ended December 31, 2010, the Company did not recognize any capital losses related to replication transactions.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2012, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
4200, SWAP, USD 1 / (USD 0), : 912810QK7	12/20/2015	$10,000	$(19)
4201, SWAP, USD 1 / (USD 0), : 912828JR2	12/20/2015	10,000	66
4203, SWAP, USD 1 / (USD 0), : 912810PX0	12/20/2015	10,000	(5)
4208, SWAP, USD 1 / (USD 0), : 912810QK7	12/20/2015	20,000	131
4252, SWAP, USD 1 / (USD 0), : 912803DJ9	12/20/2015	10,000	21
4253, SWAP, USD 1 / (USD 0), : 912803BM4	12/20/2015	20,000	242
4254, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2015	20,000	(38)
4257, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2015	20,000	79
4261, SWAP, USD 1 / (USD 0), : 912803CH4	12/20/2015	20,000	74
4262, SWAP, USD 1 / (USD 0), : 912803BJ1	12/20/2015	20,000	(38)
4267, SWAP, USD 1 / (USD 0), : 912803DJ9	12/20/2015	20,000	42
4269, SWAP, USD 1 / (USD 0), : 912803CH4	12/20/2015	20,000	478
4272, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2015	20,000	281
4280, SWAP, USD 1 / (USD 0), : 912803DJ9	3/20/2016	10,000	167
4281, SWAP, USD 1 / (USD 0), : 912803DM2	3/20/2016	20,000	318
4299, SWAP, USD 1 / (USD 0), : US670346AE56	3/20/2016	10,000	141
4311, SWAP, USD 1 / (USD 0), : US35671DAS45	6/20/2016	20,000	(11)
4347, SWAP, USD 1 / (USD 0), : CDX IG 16	6/20/2016	20,000	220
4479, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	10,000	164
4480, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	10,000	164
4481, SWAP, USD 1 / (USD 0), : US46513EY48	3/20/2017	10,000	(43)
4482, SWAP, USD 1 / (USD 0), : XS0113419690	3/20/2017	10,000	170
4483, SWAP, USD 1 / (USD 0), : XS0203685788	3/20/2017	15,000	334
4484, SWAP, USD 1 / (USD 0), : US50064FAD69	3/20/2017	10,000	214
4485, SWAP, USD 1 / (USD 0), : USY6826RAA06	3/20/2017	10,000	175
4486, SWAP, USD 1 / (USD 0), : US712219AG90	3/20/2017	10,000	223
4487, SWAP, USD 1 / (USD 0), : US168863AS74	3/20/2017	15,000	255
4491, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	15,000	247
4493, SWAP, USD 1 / (USD 0), : XS0113419690	3/20/2017	15,000	255
4494, SWAP, USD 1 / (USD 0), : US50064FAD69	3/20/2017	5,000	107
4500, SWAP, USD 0.25 / (USD 0), : XS0417728325	3/20/2017	15,000	25
4502, SWAP, USD 1 / (USD 0), : XS0203685788	3/20/2017	15,000	334
4504, SWAP, USD 1 / (USD 0), : XS0412694647	3/20/2017	15,000	414
4505, SWAP, USD 1 / (USD 0), : US16886AS74	3/20/2017	10,000	170
4506, SWAP, USD 1 / (USD 0), : JP1200551248	3/20/2017	15,000	239
4507, SWAP, USD 1 / (USD 0), : XS0203685788	3/20/2017	10,000	223
4508, SWAP, USD 1 / (USD 0), : XS0113419690	3/20/2017	15,000	255
4509, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	10,000	164
4510, SWAP, USD 1 / (USD 0), : US50064FAD69	3/20/2017	10,000	214
4511, SWAP, USD 0.25 / (USD 0), : XS0417728325	3/20/2017	10,000	17
4512, SWAP, USD 1 / (USD 0), : US168863AS74	3/20/2017	10,000	170
4513, SWAP, USD 1 / (USD 0), : USY6826RAA06	3/20/2017	5,000	87
4515, SWAP, USD 1 / (USD 0), : XS0412694647	3/20/2017	10,000	276
4520, SWAP, USD 0.25 / (USD 0), : XS0417728325	3/20/2017	20,000	33
4521, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	10,000	164
4522, SWAP, USD 1 / (USD 0), : US50064FAD69	3/20/2017	10,000	214

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

4523, SWAP, USD 1 / (USD 0), : XS0203685788	3/20/2017	10,000	223
4524, SWAP, USD 1 / (USD 0), : JP1200551248	3/20/2017	20,000	319
4525, SWAP, USD 1 / (USD 0), : XS0412694647	3/20/2017	10,000	276
4527, SWAP, USD 0.25 / (USD 0), : US317873AY36	3/20/2017	10,000	14
4529, SWAP, USD 1 / (USD 0), : SUS650162AP56	3/20/2017	10,000	267
4530, SWAP, USD 1 / (USD 0), : USY6826RAA06	3/20/2017	10,000	175
4563, SWAP, USD 1 / (USD 0), : US59156RAN89	6/20/2017	25,000	(512)
4564, SWAP, USD 1 / (USD 0), : US475070AD04	6/20/2017	25,000	(715)
4567, SWAP, USD 1 / (USD 0), : US026874AZ07	6/20/2017	25,000	(183)
4570, SWAP, USD 1 / (USD 0), : US026874AZ07	6/20/2017	25,000	(183)
4576, SWAP, USD 1 / (USD 0), : US141781AC86	6/20/2017	10,000	136
4577, SWAP, USD 1 / (USD 0), : US141781AC86	6/20/2017	5,000	68
4589, SWAP, USD 1 / (USD 0), : US42217KAL08	6/20/2017	10,000	(23)
4599, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	20,000	129
4600, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	20,000	129
4603, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	20,000	129
4604, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	26,000	167
4622, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	25,000	161
4625, SWAP, USD 5 / (USD 0), : US345370BX76	6/20/2017	25,000	3,334
4631, SWAP, USD 1 / (USD 0), : US105756AL40	6/20/2017	10,000	25
4632, SWAP, USD 1 / (USD 0), : XS0114288789	6/20/2017	10,000	(67)
4633, SWAP, USD 1 / (USD 0), : US715638AP79	6/20/2017	10,000	73
4634, SWAP, USD 1 / (USD 0), : XS0203685788	6/20/2017	10,000	213
4635, SWAP, USD 1 / (USD 0), : XS0412694647	6/20/2017	10,000	275
4636, SWAP, USD 1 / (USD 0), : US731011AN26	6/20/2017	8,000	118
4675, SWAP, USD 1 / (USD 0), : US105756AL40	9/20/2017	5,700	2
4676, SWAP, USD 1 / (USD 0), : XS0114288789	9/20/2017	4,900	(50)
4677, SWAP, USD 1 / (USD 0), : US455780AQ93	9/20/2017	9,500	(77)
4678, SWAP, USD 1 / (USD 0), : US715638AP79	9/20/2017	9,000	49
4680, SWAP, USD 0.25 / (USD 0), : XS0417728325	9/20/2017	7,100	(8)
4684, SWAP, USD 1 / (USD 0), : US836205AJ33	9/20/2017	10,600	(168)
4686, SWAP, USD 1 / (USD 0), : US88322LAA70	9/20/2017	5,100	42
4709, SWAP, USD 1 / (USD 0), : JP1200551248	9/20/2017	4,000	51
4710, SWAP, USD 1 / (USD 0), : XS0114288789	9/20/2017	4,500	(46)
4711, SWAP, USD 0.25 / (USD 0), : XS0417728325	9/20/2017	3,000	(3)
4720, SWAP, USD 1 / (USD 0), : XS0114288789	9/20/2017	10,000	(101)
4721, SWAP, USD 1 / (USD 0), : US91086QAW87	9/20/2017	10,000	52
4724, SWAP, USD 1 / (USD 0), : US836205AJ33	9/20/2017	8,000	(127)
4725, SWAP, USD 1 / (USD 0), : US105756AL40	9/20/2017	8,000	2
4766, SWAP, USD 1 / (USD 0), : 12624KAD8	12/20/2017	15,000	(28)
4767, SWAP, USD 1 / (USD 0), : 46634GAB7	12/20/2017	15,000	49
4768, SWAP, USD 1 / (USD 0), : 92936CAJ8	12/20/2017	15,000	(202)
4769, SWAP, USD 1 / (USD 0), : 175305EEE1	12/20/2017	15,000	173
4770, SWAP, USD 1 / (USD 0), : 36248EAB1	12/20/2017	10,000	(134)
4772, SWAP, USD 1 / (USD 0), : 17305EDT9	12/20/2017	5,000	(61)
4773, SWAP, USD 1 / (USD 0), : 46636DAJ5	12/20/2017	10,000	36
4774, SWAP, USD 1 / (USD 0), : 36249KAC4	12/20/2017	10,000	62

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

4775, SWAP, USD 1 / (USD 0), : 17305EEE1	12/20/2017	5,000	66
4790, SWAP, USD 1 / (USD 0), : 617459AD4	12/20/2017	10,000	(535)
4792, SWAP, USD 1 / (USD 0), : 61761DAD4	12/20/2017	10,000	(535)
4797, SWAP, USD 1 / (USD 0), : 36248EAB1	12/20/2017	10,000	(351)
4798, SWAP, USD 1 / (USD 0), : 12624PAE5	12/20/2017	10,000	(195)
4799, SWAP, USD 1 / (USD 0), : 92936YAC5	12/20/2017	15,000	30
4800, SWAP, USD 1 / (USD 0), : 61761DAD4	12/20/2017	5,000	10
4802, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2017	22,000	44
4804, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	25,000	50
4808, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	27,000	54
4809, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	27,000	54
4811, SWAP, USD 1 / (USD 0), : 912810QV3	12/20/2017	15,000	30
4812, SWAP, USD 1 / (USD 0), : 912803DP5	12/20/2017	22,000	44
4815, SWAP, USD 1 / (USD 0), : 92930RBB7	12/20/2017	12,500	8
4816, SWAP, USD 1 / (USD 0), : 31359MEL3	12/20/2017	20,000	(26)
4817, SWAP, USD 1 / (USD 0), : 912810QH4	12/20/2017	20,000	(141)
4818, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2017	20,000	(390)
4820, SWAP, USD 1 / (USD 0), : 07401DAD3	12/20/2017	20,000	(514)
4821, SWAP, USD 1 / (USD 0), : 20176AB1	12/20/2017	20,000	1
4822, SWAP, USD 5 / (USD 0), : 912803DS9	12/20/2017	20,000	2,810
4828, SWAP, USD 1 / (USD 0), : 912803DS9	12/20/2017	22,000	44
4829, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	10,000	497
4830, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	10,000	125
4832, SWAP, USD 1 / (USD 0), : 912803DP5	12/20/2017	20,000	40
4833, SWAP, USD 1 / (USD 0), : 912803DM2	12/20/2017	50,000	99
4834, SWAP, USD 1 / (USD 0), : 912803DM2	12/20/2017	20,000	1
4835, SWAP, USD 1 / (USD 0), : 912803DM2	12/20/2017	20,000	(527)
4836, SWAP, USD 1 / (USD 0), : BAE2Z99E1	12/20/2017	25,000	50
4837, SWAP, USD 5 / (USD 0), : BRS0F7YG6	12/20/2017	25,000	3,512
4846, SWAP, USD 1 / (USD 0), : 31359MEL3	12/20/2016	19,000	(37)
4856, SWAP, USD 1 / (USD 0), : 12624QAR4	12/20/2017	12,500	25
4860, SWAP, USD 1 / (USD 0), : 912803DJ9	12/20/2017	25,000	(32)
4861, SWAP, USD 1 / (USD 0), : 912803BF9	12/20/2017	25,000	1
4862, SWAP, USD 1 / (USD 0), : 912803BJ1	12/20/2017	20,000	(141)
4864, SWAP, USD 5 / (USD 0), : 912803DM2	12/20/2017	10,000	1,405
4875, SWAP, USD 1 / (USD 0), : 94987MAB7	12/20/2017	10,000	(97)
50953, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	4,000	283
50956, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	4,000	356
50961, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	4,000	284
50965, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	4,000	364
50966, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	3,500	245
50967, SWAP, USD 5 / (USD 0), : 912828QN3	12/20/2017	500	35

		$1,887,400	$18,511

The Company had no written options for the year ended December 31, 2012. At December 31, 2011, the Company had written options with a fair value of $0 and average fair value for the year of $(32) as these positions were sold during 2011. The Company had no realized gains or losses for the year ended December 31, 2011 related to these options.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, the Company had credit default swaps linked to collateralized debt obligations with a fair value of $0 and average fair value for the year of $(6,356). At December 31, 2011, the Company had credit default swaps linked to collateralized debt obligations with a fair value of $(11,786) and average fair value for the year of $(10,682). The Company recognized losses of $1,929 for the year ended December 31, 2012, while having no realized gains or losses for the years ended December 31, 2011 related to these credit default swaps.

At December 31, 2012 and 2011, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2012	2011
Interest rate and currency swaps:
Receive floating—pay floating	$1,538,065	$1,592,865
Receive fixed—pay floating	12,433,324	12,082,972
Receive floating—pay fixed	4,490,128	4,052,254
Receive fixed—pay fixed	1,403,729	732,548

The Company recognized net realized gains (losses) from futures contracts in the amount of $(93,808), $147,183 and $(120,396) for the years ended December 31, 2012, 2011 and 2010, respectively.

Open futures contracts at December 31, 2012 and 2011, were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2012
Short	(1,167)	S&P 500 March 2013 Futures	$(414,806)	$(414,314)
Long	6,220	US Ultra Bond March 2013 Futures	1,030,465	1,011,333

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2011
Short	(2,073)	S&P 500 March 2012 Futures	$(639,474)	$(649,159)
Long	13,040	US Ultra Bond March 2012 Futures	2,055,916	2,085,177

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, investments with an aggregate carrying value of $39,774,342 and $38,140,830, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2012	2011	2010
Direct premiums	$13,426,938	$13,297,032	$10,763,441
Reinsurance assumed—non affiliates	1,751,054	1,710,756	1,652,588
Reinsurance assumed—affiliates	185,147	222,283	427,231
Reinsurance ceded—non affiliates	(3,985,049)	(6,259,014)	(1,042,739)
Reinsurance ceded—affiliates	428,724	892,999	(2,635,402)

Net premiums earned	$11,806,814	$9,864,056	$9,165,119

The Company received reinsurance recoveries in the amount of $3,542,504, $2,756,316 and $2,580,994 during 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $618,208 and $705,476, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2012 and 2011 of $37,141,980 and $40,233,402, respectively.

The net amount of the reduction in surplus at December 31, 2012 and 2011, if all reinsurance agreements were cancelled, is $235,002 and $231,604, respectively.

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2012, the Company recaptured various blocks of business that were previously reinsured on various bases to two separate affiliates. The Company received recapture consideration of $63,624, released the associated funds withheld liability of $1,516,317, recaptured life, annuity and claim reserves of $1,628,072, recaptured other assets of $5,428 and released into income from surplus a previously deferred unamortized gain from the original transaction in the amount of $24,215, resulting in a pre-tax loss of $18,488, which has been included in the statement of operations.

Subsequently, the Company ceded a portion of this recaptured business to two separate non-affiliated entities. The Company paid a reinsurance premium of $1,508,278 and a ceding commission of $41,149, released life, annuity and claim reserves of $1,510,206 and released an after-tax IMR liability associated with the block of business in the amount of $90,462, resulting in a net of tax gain on the transaction in the amount of $64,969 (IMR after-tax gain of $90,462, less gross loss on reinsurance of $39,221, taxed at 35%), which has been credited directly to unassigned surplus. This gain will be recognized in income as earnings emerge on the reinsured block of business. During 2012, the Company amortized $3,261 of this deferred gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to various non-affiliated entities so they could perform the ultimate novation, for which no net consideration was received. Life and claim reserves recaptured were $70,992 and other assets were recaptured of $67,295, resulting in a pre-tax loss of $3,697, which has been included in the statement of operations.

Subsequent to these recaptures, the Company novated certain unaffiliated treaties that were previously ceded by the Company to various non-affiliated entities, in which consideration paid was $30,509, life and claim reserves released were $153,224, other assets transferred were $72,723 and a previously deferred unamortized gain resulting from the original cession of this business of $19,068 ($12,394 net of tax) was released in to income, resulting in a pre-tax gain of $69,060, which has been included in the statement of operations.

The Company novated third party assumed retrocession agreements that were previously retroceded to a non-affiliate in which no net consideration was exchanged. Life and claim reserves were exchanged in the amount of $129,464 and other assets were exchanged in the amount of $10,748. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets exchanged were impacted by equivalent amounts.

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On April 26, 2011, Aegon N.V. announced the disposition of its life reinsurance operations, Transamerica Reinsurance, to SCOR, which was effective August 9, 2011. The life reinsurance business conducted by Transamerica Reinsurance was written through several of Aegon N.V.’s U.S. and international affiliates, all of which remain Aegon N.V. affiliates following the closing, except for Transamerica International Reinsurance Ireland, Limited (TIRI), an Irish reinsurance company. As a result of this transaction, the Company entered into a series of recapture and reinsurance agreements during the second, third and fourth quarters of 2011 which directly resulted in a pre-tax loss of $3,337,294 which was included in the statement of operations, and a net of tax gain of $2,694,506 which has been credited directly to unassigned surplus. These amounts include current year amortization of previously deferred gains, as well as releases of previously deferred gains from unassigned surplus into earnings. Additional information surrounding these transactions is outlined below.

During the second quarter of 2011, the Company recaptured business that was previously reinsured on various bases to affiliates. The Company paid recapture consideration of $320,103, released the associated funds withheld liability of $13,808,943, recaptured reserves of $15,167,234, recaptured other net assets of $26,634 and released a prior deferred gain related to the initial transactions in the amount of $295,083, resulting in a pre-tax loss of $1,356,677, which has been included the statement of operations. The Company amortized $10,044 prior to the recaptures in 2011 and $4,978 in 2010 of the original gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Additionally, another affiliate recaptured certain business that had been previously reinsured by the Company on a coinsurance basis. The Company received recapture consideration of $14,200, released assets of $16,678 and released reserves of $16,685, resulting in a pre-tax gain of $14,207, which has been included in the statement of operations.

Subsequently, also effective during the second quarter of 2011, the Company ceded a portion of the recaptured business above to an affiliate on a coinsurance and coinsurance funds withheld bases. The Company received an initial ceding commission of $40,097, established a funds withheld liability of $11,674,680, released reserves of $12,982,528, transferred other net assets of $364,305 and released an after-tax IMR liability in the amount of $146,227, resulting in a net of tax gain on the transactions in the amount of $785,593, which has been credited directly to unassigned surplus. During 2012 and 2011, the Company amortized $30,393 and $27,742, respectively, of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Also effective during the second quarter of 2011, the Company ceded a portion of the recaptured business above to a non-affiliate on a coinsurance basis. The Company paid an initial reinsurance premium of $1,486,693 and ceding commission of $21,270, released reserves and other liabilities of $1,486,692 and released an after-tax IMR liability associated with the block of business in the amount of $50,453, resulting in a net of tax gain on the transaction in the amount of $36,627, which has been credited directly to unassigned surplus. During 2012 and 2011, the Company amortized $5,140 and $1,888, respectively, of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During the last half of 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to two affiliates. The Company received recapture consideration of $243,415, recaptured reserves of $2,168,882, recaptured other assets of $72,124 and released a prior deferred gain related to the initial transactions in the amount of $861,479, resulting in a pre-tax loss of $991,864, which has been included in the statement of operations. The Company also recaptured business from a non-affiliate in a similar transaction. The Company paid recapture consideration of $734,171, recaptured reserves of $335,286 and recaptured other net assets of $51,045, resulting in a pre-tax loss of $1,018,412, which has been included in the statement of operations.

Subsequently, during the last half of 2011, the Company ceded business that was associated with the divestiture of the Transamerica Reinsurance operations on a coinsurance basis to a non-affiliate. The Company paid a reinsurance premium of $273,178, received an initial ceding commission of $79,841, released reserves of $3,146,859, transferred other assets in the amount of $76,768 and released an after-tax IMR liability associated with the block of business in the amount of $33,567, resulting in a net of tax gain on the transaction of $1,903,457, which has been credited directly to unassigned surplus. During 2012 and 2011, respectively, the Company amortized $5,669 and $1,541 of the deferred gains related to the divestiture of the Transamerica Reinsurance operations to a non-affiliate into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During the last half of 2011, the Company recaptured the business that was associated with the divestiture of the Transamerica Reinsurance operations from several Aegon N.V. affiliates. This business was subsequently ceded to SCOR entities and in addition, retrocession reinsurance treaties were executed. The Company assigned certain third party retrocession agreements to SCOR entities as a component of the divestiture of the Transamerica Reinsurance operations and the associated Master Retrocession Agreement. As a result, the unaffiliated retrocession reinsurance treaties were assigned from the Company to a SCOR entity, resulting in this risk being ceded to SCOR and subsequently to the unaffiliated third parties. The reserves and assets associated with these assignments were $80,301, where the counterparty’s net reserves ceded exchanged counterparties with no consideration exchanged, resulting in no net income or surplus impact to the Company.

Effective September 30, 2011, the Company recaptured business previously coinsured to an affiliate. The Company received recapture consideration of $180,000, recaptured reserves of $1,681,459 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $710,014, resulting in a pre-tax loss of $791,445, which has been included in the statement of operations. Prior to the recaptures in 2011, the Company amortized $15,593 of the original gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Subsequently, the Company reinsured this business, along with

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

additional business, to a new affiliate on a coinsurance funds withheld basis. The Company established a funds withheld liability of $165,918 and released reserves of $1,714,045, resulting in a net of tax gain of $1,006,283, which has been credited directly to unassigned surplus. During 2011, the Company amortized $146 into earnings on a net of tax basis with a corresponding charge to unassigned surplus. The Company did not amortize any of this deferred gain into earnings during 2012.

Effective December 31, 2011, the Company recaptured business that was previously reinsured on a coinsurance funds withheld basis to a non-affiliate. The Company released the associated funds withheld liability of $6,689 and recaptured reserves of $13,812, resulting in a pre-tax loss of $7,123 which has been included in the statement of operations. Subsequently, the Company ceded that business, as well as additional in force business written and assumed by the Company and all new policies issued thereafter, on a coinsurance funds withheld basis to an affiliate. The Company established a funds withheld liability of $19,899 and released reserves of $34,659, resulting in a net of tax gain of $9,594, which has been credited directly to unassigned surplus. During 2012, the Company amortized $5,240 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective December 1, 2011, the Company recaptured a portion of a block of business that was previously reinsured on a coinsurance funds withheld basis to an affiliate. The Company received recapture consideration of $5,885, released the associated funds withheld liability of $2,518,729 and recaptured reserves of $2,511,973, resulting in a pre-tax gain of $12,641, which has been included in the statement of operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $37,311, which included the recapture of IMR gains in the amount of $46,156 on an after-tax basis. Subsequently, on December 16, 2011, the Company ceded a portion of this business to a non-affiliate on a coinsurance basis. The Company paid a ceding commission of $19,537, transferred other assets in the amount of $2,497,844, released reserves of $2,497,844 and released an after-tax IMR liability associated with the block of business in the amount of $115,729, resulting in a net of tax gain in the amount of $103,030, which has been credited directly to unassigned surplus. During 2012 and 2011, respectively, the Company amortized $17,543 and $309 (net of tax) of this gain into earnings with a corresponding charge to unassigned surplus.

Effective December 16, 2011, the Company reinsured medium term notes to a non-affiliate on a coinsurance basis. The Company paid a ceding commission of $8,000, transferred other assets in the amount of $600,594 and released reserves of the same amount, resulting in a pre-tax loss of $8,000, which has been included in the statement of operations.

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2010, the Company entered into a reinsurance agreement with an affiliate to assume on a 100% quota share basis a block of variable universal life business on a modified coinsurance basis. Reserves on the block were $1,013,110, with assets backing the block comprised of $853,669 of separate account assets and $159,441 of general account assets. The Company paid consideration of $193,000, resulting in a pre-tax loss of $193,000 which was included in the statement of operations.

During 2010, the Company entered into assumption reinsurance agreements in which the Company ceded group annuity and accident and health policies to an affiliate. Reserves of $71,040 were ceded, net assets in the amount of $83,170 were transferred and $12,118 consideration was paid. This transaction resulted in a net pre-tax loss to the Company of $24,248, which has been reflected in the statement of operations, as this transaction was deemed economic.

During 2010, the Company entered into assumption reinsurance agreements in which the Company assumed term life policies from an affiliate. Life and claim reserves of $56,845 and $8,004, respectively, and other assets of $5,539 were assumed by the Company. The Company received consideration of $5,897. This transaction resulted in a net pre-tax loss to the Company of $53,413, which was reclassified to the balance sheet and presented as goodwill, as this transaction was deemed economic. The goodwill was to be amortized into operations over the period in which the Company benefits economically, not to exceed 10 years. Amortization of goodwill for the year ended December 31, 2010 was $2,651. This business was a component of the business that was moved as a result of the divestiture of the Transamerica Reinsurance operations to SCOR, effective August 9, 2011. As a result, the goodwill associated with this business was fully written off in 2011.

Effective December 31, 2008, the Company ceded certain term life business to an affiliate on a funds withheld basis. Life and claim reserves of $505,004 and $6,874, respectively were released and the Company established other reserves of $28,680. The net of tax gain of $314,079 resulting from this transaction was credited directly to unassigned surplus. During the first quarter of 2010, the Company amortized $6,969, on a net of tax basis of this gain back into earnings. Effective April 1, 2010, the Company recaptured these term life insurance policies from the affiliate. Life and claim reserves of $484,646 and $3,108, respectively, were assumed along with other net assets of $24,933, resulting in a pre-tax loss of $462,821 which was recognized in the statement of operations. With the recapture of this business, the previously deferred gain associated with the original July 1, 2009 cession to the affiliate was released into the statement of operations in the amount of $454,900 ($295,685 after-tax).

Subsequent to the recapture and also effective April 1, 2010, the Company entered into an indemnity reinsurance agreement to cede the same block of term life insurance policies to another affiliate on a coinsurance basis. The Company released life and claim reserves of $484,646 and $3,108, respectively, and other net assets of $24,933, resulting in a net of tax gain of $300,833, which was deferred directly into unassigned surplus. During 2010, the Company

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

amortized $11,200 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. With the recapture of this business during 2011, the remaining unamortized previously deferred gain associated with the original April 1, 2010 cession to the affiliate was released into income from surplus in the amount of $289,633 on a net of tax basis.

The Company entered into an assumption reinsurance agreement with MLIC effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded a liability of $12,197 within the remittances line related to this transaction. The Company amortized $1,130, $1,073 and $1,019 of the liability in 2012, 2011 and 2010, respectively.

During 2012, 2011 and 2010, the Company amortized deferred gains from reinsurance transactions occurring prior to 2010 of $28,528, $29,355 and $58,297, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the business issued from Transamerica Occidental Life Insurance Company’s (TOLIC) branch in Hong Kong. TOLIC merged in to the Company effective October 1, 2008. TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore. The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet. As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years. Goodwill in the amount of $7,767, $8,053 and $8,335 was amortized during 2012, 2011 and 2010, respectively, related to this transaction. TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

During 2001, TOLIC novated certain traditional life insurance contracts to TFLIC, an affiliate of the Company, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. TOLIC recorded a deferred liability of $14,334 as a result of this transaction, which had been fully amortized at December 31, 2010. The accretion of the deferred liability was $1,433 for 2010.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company reports a reinsurance deposit receivable of $167,223 and $156,620 as of December 31, 2012 and 2011, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2012, 2011 and 2010, the Company obtained letters of credit of $790,269, $841,411 and $804,032, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2012 and 2011 and the change from the prior year are comprised of the following components:

	December 31, 2012
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,112,530	$339,889	$1,452,419
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,112,530	339,889	1,452,419
Deferred Tax Assets Nonadmitted	349,584	—	349,584

Subtotal (Net Deferred Tax Assets)	762,946	339,889	1,102,835
Deferred Tax Liabilities	320,092	129,770	449,862

Net Admitted Deferred Tax Assets	$442,854	$210,119	$652,973

	December 31, 2011
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,195,054	$426,364	$1,621,418
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,195,054	426,364	1,621,418
Deferred Tax Assets Nonadmitted	412,663	—	412,663

Subtotal (Net Deferred Tax Assets)	782,391	426,364	1,208,755
Deferred Tax Liabilities	329,726	162,421	492,147

Net Admitted Deferred Tax Assets	$452,665	$263,943	$716,608

	Ordinary	Change Capital	Total
Gross Deferred Tax Assets	$(82,524)	$(86,475)	$(168,999)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(82,524)	(86,475)	(168,999)
Deferred Tax Assets Nonadmitted	(63,079)	—	(63,079)

Subtotal (Net Deferred Tax Assets)	(19,445)	(86,475)	(105,920)
Deferred Tax Liabilities	(9,634)	(32,651)	(42,285)

Net Admitted Deferred Tax Assets	$(9,811)	$(53,824)	$(63,635)

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2012	2011	Change
Deferred Tax Assets:
Ordinary:
Discounting of unpaid losses	$2,848	$3,007	$(159)
Policyholder reserves	351,951	455,136	(103,185)
Investments	46,034	89,412	(43,378)
Deferred acquisition costs	505,352	532,831	(27,479)
Compensation and benefits accrual	31,260	24,149	7,111
Receivables—nonadmitted	28,128	23,090	5,038
Tax credit carry-forward	82,421	—	82,421
Assumption reinsurance	16,946	18,968	(2,022)
Corporate Provision	892	2,295	(1,403)
Other (including items <5% of ordinary tax assets)	46,698	46,166	532

Subtotal	1,112,530	1,195,054	(82,524)
Nonadmitted	349,584	412,663	(63,079)

Admitted ordinary deferred tax assets	762,946	782,391	(19,445)
Capital:
Investments	339,889	426,364	(86,475)

Subtotal	339,889	426,364	(86,475)

Admitted deferred tax assets	$1,102,835	$1,208,755	$(105,920)

	Year Ended December 31
	2012	2011	Change
Deferred Tax Liabilities:
Ordinary:
Investments	$103,663	$144,993	$(41,330)
Excess capital to offset ordinary	147,464	104,004	43,460
§807(f) adjustment	52,736	61,737	(9,001)
Separate account adjustments	16,229	17,572	(1,343)
Other (including items <5% of total ordinary tax liabilities)	—	1,420	(1,420)

Subtotal	320,092	329,726	(9,634)
Capital:
Investments	277,234	265,968	11,266
Excess capital to offset ordinary	(147,464)	(104,004)	(43,460)
Other (including items <5% of total capital tax liabilities)	—	457	(457)

Subtotal	129,770	162,421	(32,651)

Deferred tax liabilities	449,862	492,147	(42,285)

Net deferred tax assets/liabilities	$652,973	$716,608	$(63,635)

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the year ended December 31, 2012 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2012
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$116,426	$108,343	$224,769
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	326,428	101,776	428,204
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	326,428	101,776	428,204
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	717,641
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	320,092	129,770	449,862

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$762,946	$339,889	$1,102,835

	December 31, 2011*
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$141,807	$154,653	$296,460
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	310,858	109,291	420,149
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	310,858	109,291	420,149
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	700,221
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	329,726	162,420	492,146

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$782,391	$426,364	$1,208,755

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$(25,381)	$(46,310)	$(71,691)
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	15,570	(7,515)	8,055
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	15,570	(7,515)	8,055
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	17,420
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(9,634)	(32,650)	(42,284)

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(19,445)	$(86,475)	$(105,920)

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R.

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2012	2011
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	895%	806%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$4,789,621	$4,369,299

The impact of tax planning strategies at December 31, 2012 and 2011 was as follows:

	December 31, 2012
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	30%	7%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	38%	48%	41%

	December 31, 2011
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	0%	0%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	69%	41%	59%

	Ordinary Percent	Change Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	30%	7%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	-31%	7%	-18%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2012	2011	Change
Current Income Tax
Federal	$(161,806)	$(174,039)	$12,233
Foreign	(698)	(879)	181

Subtotal	(162,504)	(174,918)	12,414

Federal income tax on net capital gains	94,705	185,043	(90,338)

Federal and foreign income taxes incurred	$(67,799)	$10,125	$(77,924)

	Year Ended December 31
	2011	2010	Change
Federal	$(174,039)	$(268,109)	$94,070
Foreign	(879)	(2,119)	1,240

Subtotal	(174,918)	(270,228)	95,310

Federal income tax on net capital gains	185,043	450,184	(265,141)

Federal and foreign income taxes incurred	$10,125	$179,956	$(169,831)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2012 or 2011.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2012	2011	2010
Current income taxes incurred	$(67,799)	$10,125	$179,956
Change in deferred income taxes	105,935	(136,907)	126,689
(without tax on unrealized gains and losses)

Total income tax reported	$38,136	$(126,782)	$306,645

Income before taxes	$795,047	$(2,260,735)	$1,443,732
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$278,266	$(791,257)	$505,306
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(36,188)	(31,014)	(27,413)
Tax credits	(58,619)	(62,184)	(57,815)
Tax-exempt income	(27)	(276)	(90)
Tax adjustment for IMR	(34,101)	(133,408)	(1,513)
Surplus adjustment for inforce ceded	(14,483)	863,606	(22,522)
Nondeductible expenses	774	8,166	3,213
Deferred tax benefit on other items in surplus	(4,103)	(15,569)	35,989
Provision to return	(13,629)	1,525	(5,730)
Life-owned life insurance	(4,268)	(3,786)	(3,741)
Dividends from certain foreign corporations	546	331	374
Statutory valuation allowance	—	—	(81,188)
Prior period adjustment	(51,467)	(26,684)	(57,775)
Pre-tax income of Single Member Liability Companies (SMLLC’s)	28,889	25,763	32,281
Transfer of basis	—	51,597	—
Intercompany dividends	(55,618)	(11,653)	(11,620)
Partnership permanent adjustment	1,014	2,290	2,402
Other	1,150	(4,229)	(3,513)

Total income tax reported	$38,136	$(126,782)	$306,645

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2012.

As of December 31, 2012, the Company had an $82,421 tax credit carryforward available for tax purposes. As of December 31, 2011, the Company had no tax credit carryforwards. As of December 31, 2012 and 2011, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $24,337, $25,193 and $187,671 during 2012, 2011 and 2010, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2012 and 2011 is $1,448 and $1,178, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,448. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2012, 2011 and 2010 is $1,102, ($3,883) and ($12,048), respectively. The total interest payable balance as of December 31, 2012 and 2011 is $95 and $1,197, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 has been completed and resulted in tax return adjustments that are currently being appealed. An examination is already in progress for the years 2009 and 2010. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.06% of ordinary life insurance in force at December 31, 2012 and 2011.

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2012, 2011 and 2010, premiums for life participating policies were $16,028, $17,183 and $18,274, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $8,651, $9,496 and $10,074 to policyholders during 2012, 2011 and 2010, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2012
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$1,613,239	$—	$—	$1,613,239	2%
At book value less surrender charge of 5% or more	570,607	—	—	570,607	1
At fair value	83,912	—	40,472,788	40,556,700	51

Total with adjustment or at fair value	2,267,758	—	40,472,788	42,740,546	54
At book value without adjustment (minimal or no charge or adjustment)	21,018,430	83,567	—	21,101,997	27
Not subject to discretionary withdrawal provision	15,474,341	65,241	36,789	15,576,371	19

Total annuity reserves and deposit liabilities	38,760,529	148,808	40,509,577	79,418,914	100%

Less reinsurance ceded	17,304,424	—	—	17,304,424

Net annuity reserves and deposit liabilities	$21,456,105	$148,808	$40,509,577	$62,114,490

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2011
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$1,756,726	$82,332	$—	$1,839,058	2%
At book value less surrender charge of 5% or more	3,561,563	—	—	3,561,563	5
At fair value	77,738	—	33,124,204	33,201,942	44

Total with adjustment or at fair value	5,396,027	82,332	33,124,204	38,602,563	51
At book value without adjustment (minimal or no charge or adjustment)	19,838,059	—	—	19,838,059	26
Not subject to discretionary withdrawal provision	17,057,943	66,860	34,803	17,159,606	23

Total annuity reserves and deposit liabilities	42,292,029	149,192	33,159,007	75,600,228	100%

Less reinsurance ceded	19,243,486	—	—	19,243,486

Net annuity reserves and deposit liabilities	$23,048,543	$149,192	$33,159,007	$56,356,742

Included in the liability for deposit-type contracts at December 31, 2012 and 2011 are $257,327 and $287,687, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2012, the contractual maturities were as follows:

Year	Amount
2013	$—
2014	257,327
2015	—
2016	—
2017	—
Thereafter	—

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC. The liabilities assumed are $1,659,668 and $1,721,235 at December 31, 2012 and 2011, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2012	$—	$396	$9,951	$9,341,436	$9,351,783

Reserves for separate accounts as of December 31, 2012 with assets at:
Fair value	$—	$22,152	$43,089	$43,514,998	$43,580,239
Amortized cost	—	632,530	—	—	632,530

Total as of December 31, 2012	$—	$654,682	$43,089	$43,514,998	$44,212,769

Reserves for separate accounts by withdrawal characteristics as of December 31, 2012:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	43,478,209	43,478,209
At book value without fair value adjustment and with current surrender charge of less than 5%	—	632,530	—	—	632,530

Subtotal	—	632,530	—	43,478,209	44,110,739
Not subject to discretionary withdrawal	—	22,152	43,089	36,789	102,030

Total separate account liabilities at December 31, 2012	$—	$654,682	$43,089	$43,514,998	$44,212,769

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2011	$—	$226	$9,994	$9,381,447	$9,391,667

Reserves for separate accounts as of December 31, 2011 with assets at:
Fair value	$—	$20,144	$46,716	$38,480,821	$38,547,681
Amortized cost	—	610,951	—	—	610,951

Total as of December 31, 2011	$—	$631,095	$46,716	$38,480,821	$39,158,632

Reserves for separate accounts by withdrawal characteristics as of December 31, 2011:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	82,332	—	—	82,332
At fair value	—	—	—	38,446,018	38,446,018
At book value without fair value adjustment and with current surrender charge of less than 5%	—	528,619	—	—	528,619

Subtotal	—	610,951	—	38,446,018	39,056,969
Not subject to discretionary withdrawal	—	20,144	46,716	34,803	101,663

Total separate account liabilities at December 31, 2011	$—	$631,095	$46,716	$38,480,821	$39,158,632

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$—	$14,373	$12,735	$6,368,599	$6,395,707

Reserves for separate accounts as of December 31, 2010 with assets at:
Fair value	$—	$18,416	$45,818	$35,632,948	$35,697,182
Amortized cost	—	589,789	—	—	589,789

Total as of December 31, 2010	$—	$608,205	$45,818	$35,632,948	$36,286,971

Reserves for separate accounts by withdrawal characteristics as of December 31, 2010:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	80,801	—	—	80,801
At fair value	—	—	—	35,595,332	35,595,332
At book value without fair value adjustment and with current surrender charge of less than 5%	—	508,989	—	—	508,989

Subtotal	—	589,790	—	35,595,332	36,185,122
Not subject to discretionary withdrawal	—	18,415	45,818	37,616	101,849

Total separate account liabilities at December 31, 2010	$—	$608,205	$45,818	$35,632,948	$36,286,971

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2012	2011	2010
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,341,436	$9,383,003	$6,369,429
Transfers from separate accounts	(7,125,237)	(4,988,224)	(4,622,672)

Net transfers to separate accounts	2,216,199	4,394,779	1,746,757
Miscellaneous reconciling adjustments	817,767	772,389	154,773

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$3,033,966	$5,167,168	$1,901,530

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2012 and 2011, the Company’s separate account statement included legally insulated assets of $48,683,536 and $41,472,571, respectively. The assets legally insulated from general account claims at December 31, 2012 and 2011 are attributed to the following products:

	2012	2011
Group annuities	$17,051,144	$13,431,208
Variable annuities	25,509,279	21,175,176
Fixed universal life	610,585	593,065
Variable universal life	5,232,516	6,019,780
Variable life	171,104	158,187
Modified separate accounts	108,908	95,155

Total separate account assets	$48,683,536	$41,472,571

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2012 and 2011, the general account of the Company had a maximum guarantee for separate account liabilities of $2,158,788 and $2,870,835, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $180,634, $124,027 and $107,662 to the general account in 2012, 2011 and 2010, respectively. During the years ended December 31, 2012, 2011 and 2010, the general account of the Company had paid $61,745, $28,556 and $76,405, respectively, toward separate account guarantees.

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, the Company reported guaranteed separate account assets at amortized cost in the amount of $619,780 and $616,365, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $693,462 and $658,928 at December 31, 2012 and 2011, respectively, which would have resulted in an unrealized gain of $73,682 and $42,563, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2012
Minimum guaranteed death benefit	$8,547,006	$531,351	$485,123
Minimum guaranteed income benefit	5,385,861	2,335,881	1,909,075
Guaranteed premium accumulation fund	188,099	17,064	—
Minimum guaranteed withdrawal benefit	16,521,109	33,780	1,757
December 31, 2011
Minimum guaranteed death benefit	$8,216,929	$699,903	$620,534
Minimum guaranteed income benefit	5,564,562	2,886,163	2,364,909
Guaranteed premium accumulation fund	151,702	13,223	—
Minimum guaranteed withdrawal benefit	12,501,566	43,089	3,445

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2012 and 2011, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2012
Life and annuity:
Ordinary first-year business	$3,434	$1,678	$1,756
Ordinary renewal business	559,469	3,741	555,728
Group life business	4,716	2,760	1,956
Credit life business	1,322	—	1,322
Reinsurance ceded	(458,956)	—	(458,956)

	109,985	8,179	101,806
Accident and health	23,485	—	23,485

	$133,470	$8,179	$125,291

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross	Loading	Net
December 31, 2011
Life and annuity:
Ordinary first-year business	$5,227	$244	$4,983
Ordinary renewal business	586,196	4,737	581,459
Group life business	17,545	2,251	15,294
Credit life business	1,175	—	1,175
Reinsurance ceded	(492,439)	—	(492,439)

	117,704	7,232	110,472
Accident and health	20,711	—	20,711

	$138,415	$7,232	$131,183

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2012 and 2011, the Company had insurance in force aggregating $95,138,990 and $119,164,169, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $676,461 and $817,479 to cover these deficiencies as of December 31, 2012 and 2011, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2013, without the prior approval of insurance regulatory authorities, is $1,174,090.

103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company paid an ordinary common stock dividend of $159,410 to its common stock shareholder, Transamerica International Holdings, Inc. on December 21, 2012. The Company paid ordinary preferred stock dividends of $103,910 and $36,680 to its preferred stock shareholders, Transamerica Corporation and Aegon USA, LLC, respectively, on December 21, 2012.

The Company received common stock dividends of $150,000 on October 9, 2012 and $5,000 on June 1, 2012, from its subsidiaries, TLB and Garnet Assurance Corporation III, respectively.

The Company received a return of capital of $59 from its subsidiary, Life Investors Alliance, on September 30, 2011. The Company made an initial capital contribution of $255,000 to its subsidiary, TRRI, on September 27, 2011. This amount consisted of a $252,500 cash capital contribution and $2,500 in consideration for TRRI’s stock.

The Company received a capital contribution of $200,000 from its parent company, Transamerica International Holdings, Inc., on May 27, 2011.

The Company did not pay any dividends in 2011. The Company paid a common stock dividend of $1,260,830 to its common stock shareholder, TIHI, on December 23, 2010. The Company paid preferred stock dividends of $36,260 and $102,910 to its preferred stock shareholders, Aegon and Transamerica, respectively, on December 23, 2010.

The Company received preferred and common stock dividends of $430 and $37,370, respectively, from TFLIC on December 21, 2011.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2012, the Company meets the minimum RBC requirements.

On September 30, 2002, LIICA, which merged in to the Company effective October 2, 2008, received $150,000 from Aegon in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

104

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Additional information related to the outstanding surplus notes at December 31, 2012 and 2011 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2012	$150,000	$9,000	$90,000	$2,250
2011	$150,000	$9,000	$81,000	$2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2012 and 2011, respectively, securities in the amount of $2,064,426 and $3,425,216 were on loan under securities lending agreements as a part of this program. At December 31, 2012, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,159,184 and $3,517,849 at December 31, 2012 and 2011, respectively.

105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$2,142,404
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	2,142,404
Securities received	—

Total collateral received	$2,142,404

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$191,636	$191,636
30 days or less	820,819	820,815
31 to 60 days	762,167	762,167
61 to 90 days	257,173	257,173
91 to 120 days	97,568	97,568
1 to 2 years	17,117	17,133
2 to 3 years	13,738	12,692

Total	2,160,218	2,159,184
Securities received	—	—

Total collateral reinvested	$2,160,218	$2,159,184

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,160,580 (fair value of $2,159,184) that are currently tradable securities that could be sold and used to pay for the $2,142,404 in collateral calls that could come due under a worst-case scenario.

106

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by Aegon. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Aegon. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $23,983, $20,647 and $18,324 for the years ended December 31, 2012, 2011 and 2010, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees participate in a contributory defined contribution plan sponsored by Aegon, which is qualified under Section 401(k) of the Internal Revenue Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Expense related to this plan was $11,501, $10,237 and $10,390 for the years ended December 31, 2012, 2011 and 2010, respectively.

Aegon sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible annual compensation. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, Aegon has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2012, 2011 and 2010 was negligible. Aegon also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of Aegon and the Company.

In addition to pension benefits, the Company participates in plans sponsored by Aegon that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations. The Company expensed $7,018, $3,951 and $4,609 related to these plans for the years ended December 31, 2012, 2011 and 2010, respectively.

107

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between Aegon companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to two additional service agreements with Transamerica Advisors Life Insurance Company of New York (TALICNY) and TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The net amount received by the Company as a result of being a party to these agreements was $209,527, $75,124 and $46,373 during 2012, 2011 and 2010, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Aegon/Transamerica Series Trust. The Company received $74,457, $60,237 and $51,177 for these services during 2012, 2011 and 2010, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $70,768, $79,375 and $67,790 for the years ended December 31, 2012, 2011 and 2010, respectively.

At December 31, 2012 and 2011, respectively, the Company reported a net amount of receivables (payables) from (to) affiliates of $44,001 and $(88,949). Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

108

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, the Company had short-term intercompany notes receivable of $411,200 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON	$20,900	August 30, 2013	0.12%
AEGON	200,000	September 4, 2013	0.12
AEGON	22,800	September 24, 2013	0.12
AEGON	62,400	September 25, 2013	0.12
AEGON	32,500	October 25, 2013	0.12
AEGON	72,600	October 26, 2013	0.12

At December 31, 2011, the Company had short-term intercompany notes receivable of $185,100 as follows. This note was repaid prior to its due date.

Receivable from	Amount	Due By	Interest Rate
AEGON	$185,100	December 28, 2012	0.12%

During 2012, 2011 and 2010, the Company paid net interest of $112, $252 and $142, respectively, to affiliates.

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $152,524 and $148,230 at December 31, 2012 and 2011, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2012 and 2011, the cash surrender value of these policies was $156,981 and $153,701, respectively.

13. Commitments and Contingencies

At December 31, 2012 and 2011, the Company has mortgage loan commitments of $29,562 and $65,654, respectively. The Company has contingent commitments for $245,514 and $384,572 as of December 31, 2012 and 2011, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $23,053 and $53,963, respectively.

109

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, the Company has private placement commitments outstanding of $9,979. There were no private placement commitments outstanding as of December 31, 2011.

There were no securities being acquired on a “to be announced” (TBA) basis as of December 31, 2012. At December 31, 2011, the net amount of securities being acquired on a TBA basis was $10,206.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2012 and 2011, the Company has pledged invested assets with a carrying value of $68,410 and $161,542, respectively, and fair value of $76,776 and $184,431, respectively, in conjunction with these transactions.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2012 and 2011, respectively, was $971,255 and $1,094,873. In addition, securities in the amount of $619,879 and $382,069 were also posted to the Company as of December 31, 2012 and 2011, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2012 and 2011, the Company has pledged invested assets with a carrying amount of $95,275 and $138,841, respectively, and fair value of $97,707 and $138,667, respectively, in conjunction with these transactions.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-21 years. The Company did not recognize a liability for the low income housing tax credit guarantees due to the adoption of SSAP No. 5R at December 31, 2012 or 2011, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $245 and $309 at December 31, 2012 and 2011, respectively. No payments are required as of December 31, 2012. The current assessment of risk of making payments under these guarantees is remote.

110

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continue to meet, pay and settle all present and future obligations of TLB. As of December 31, 2012, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2012, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s (S&P) Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2012, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2012 and 2011, TLB holds related statutory-basis policy and claim reserves of $384,529 and $267,940, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2012, there is no payment or performance risk because TLB is not insolvent as of this date.

111

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2012 or 2011, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2012 and 2011 for the total payout block is $3,688,696 and $3,770,907, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2012 and 2011:

	December 31
	2012	2011
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$384,774	$268,249

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	384,529	267,940
Other	245	309

Total impact if action required	$384,774	$268,249

112

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has issued funding agreements to FHLB, and the funds received are reported as deposit-type liabilities per SSAP No. 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to FHLB are classified in the general account as it is a general obligation of the Company. Collateral is required by FHLB to support repayment of the funding agreements. In addition, FHLB requires their common stock to be purchased.

	Year Ended December 31
	2012	2011
FHLB stock purchased/owned as part of the agreement	$137,938	$160,188
Collateral pledged to the FHLB	3,185,216	3,099,800
Borrowing capacity currently available	5,865,876	6,764,980
Agreement General Account
Assets	2,568,722	2,499,839
Liabilities	1,975,268	2,475,393

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,545,786 and $1,848,101 as of December 31, 2012 and 2011, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve of $3,000 has been established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2012 and 2011.

As of December 31, 2012 and 2011, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $470 and $490, respectively, for which it was paid a fee. Prior to a change in the remarketing agent, this agreement was drawn upon and repaid during 2009. The Company does not believe there will be an additional draw under this agreement. However, if there were, any such draws would be purchases of municipal bonds, which would be repaid with interest.

113

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

During 2010, the Company recorded a one-time provision to general insurance expenses of $140,000 for settlement of a dispute related to a Bank Owned Life Insurance (BOLI) policy in the United States. Subsequent to the disruption in the credit market, which affected the investment value of the policy’s underlying assets, a suit was filed alleging that the policy terms were not sufficiently fulfilled by Aegon.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $26,107 and $33,490 and an offsetting premium tax benefit of $5,044 and $4,744 at December 31, 2012 and 2011, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $(4,325), $(3,645) and $2,465, for the years ended December 31, 2012, 2011 and 2010, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $89,724 and $88,828 for municipal repurchase agreements as of December 31, 2012 and 2011, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $85,713 and $94,288, respectively, and fair values of $92,872 and $99,880, respectively, as of December 31, 2012 and 2011. These securities have maturity dates that range from 2013 to 2025.

114

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from seven days to sixteen months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

At December 31, 2012, the Company had dollar repurchase agreements outstanding in the amount of $82,026. The Company did not participate in dollar repurchase agreements at December 31, 2011.

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$85,269
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	85,269
Securities received	—

Total collateral received	$85,269

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2012 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/ (Loss)
Bonds:
NAIC 3	4	$6,827	$7,041	$240
NAIC 4	12	17,865	18,792	949
NAIC 5	4	5,756	5,759	(28)
NAIC 6	1	1,020	1,023	(40)

115

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

15. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2012 through the date the financial statements are issued.

116

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2012

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$3,944,595	$4,798,184	$3,944,753
States, municipalities and political subdivisions	765,707	838,916	765,556
Foreign governments	527,762	574,808	527,762
Hybrid securities	933,577	792,433	930,882
All other corporate bonds	30,667,839	33,740,350	30,512,613
Preferred stocks	111,506	111,258	111,471

Total fixed maturities	36,950,986	40,855,949	36,793,037
Equity securities
Common stocks:
Industrial, miscellaneous and all other	167,843	218,026	218,026

Total equity securities	167,843	218,026	218,026
Mortgage loans on real estate	5,730,665		5,730,665
Real estate	83,054		83,054
Policy loans	708,794		708,794
Other long-term investments	1,318,082		1,318,082
Receivable for Securities	4,475		4,475
Securities Lending	2,160,218		2,160,218
Cash, cash equivalents and short-term investments	3,974,902		3,974,902

Total investments	$51,099,019		$50,991,253

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $115,527 are held at fair value rather than amortized cost due to having an NAIC 6 rating. A preferred stock security is held at its fair value of $0 due to having an NAIC 6 rating.

117

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2012
Individual life	$13,805,986	$—	$197,787	$1,058,471	$803,205	$1,731,950	$(1,363,563)
Individual health	3,154,346	95,888	126,252	457,502	218,644	458,994	68,566
Group life and health	1,452,548	13,761	61,621	342,755	117,963	267,986	164,138
Annuity	15,866,274	—	22,285	9,948,086	1,589,715	5,569,306	5,850,131

	$34,279,154	$109,649	$407,945	$11,806,814	$2,729,527	$8,028,236	$4,719,272

Year ended December 31, 2011
Individual life	$13,797,712	$—	$179,695	$242,721	$767,798	$1,288,152	$934,829
Individual health	2,993,069	97,990	134,931	438,582	202,494	420,327	151,433
Group life and health	1,430,308	14,510	58,498	337,648	88,118	272,474	119,561
Annuity	16,637,184	—	23,495	8,845,105	1,557,448	5,006,408	6,597,799

	$34,858,273	$112,500	$396,619	$9,864,056	$2,615,858	$6,987,361	$7,803,622

Year ended December 31, 2010
Individual life	$14,015,969	$—	$256,354	$1,411,484	$993,846	$1,938,525	$1,109,156
Individual health	2,906,758	102,601	137,513	492,364	199,500	437,569	150,292
Group life and health	1,413,616	15,466	96,571	330,139	75,398	281,807	114,825
Annuity	17,990,509	—	26,915	6,931,132	1,650,427	5,378,791	3,520,890

	$36,326,852	$118,067	$517,353	$9,165,119	$2,919,171	$8,036,692	$4,895,163

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

118

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2012
Life insurance in force	$455,851,953	$987,454,502	$666,160,317	$134,557,768	495%

Premiums:
Individual life	2,390,267	3,106,662	1,774,866	1,058,471	168%
Individual health	531,328	153,252	79,426	457,502	17%
Group life and health	452,512	129,841	20,084	342,755	6%
Annuity	10,052,831	166,570	61,825	9,948,086	1%

	$13,426,938	$3,556,325	$1,936,201	$11,806,814	16%

Year ended December 31, 2011
Life insurance in force	$452,085,562	$1,075,361,646	$732,908,307	$109,632,223	669%

Premiums:
Individual life	$2,300,979	$3,793,088	$1,734,830	$242,721	715%
Individual health	535,034	215,579	119,127	438,582	27%
Group life and health	417,156	109,724	30,216	337,648	9%
Annuity	10,043,863	1,247,624	48,866	8,845,105	1%

	$13,297,032	$5,366,015	$1,933,039	$9,864,056	20%

Year ended December 31, 2010
Life insurance in force	$459,820,666	$969,368,385	$731,229,732	$221,682,013	330%

Premiums:
Individual life	$2,631,499	$3,101,663	$1,881,648	$1,411,484	133%
Individual health	536,163	154,031	110,232	492,364	22%
Group life and health	398,638	87,932	19,433	330,139	6%
Annuity	7,197,141	334,516	68,507	6,931,132	1%

	$10,763,441	$3,678,142	$2,079,820	$9,165,119	23%

119

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2012 and 2011

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2012 and 2011

The Board of Directors and Contract Owners

Of Separate Account VA B

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA B (the Separate Account), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2012, the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B, at December 31, 2012, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young

Des Moines, Iowa

April 8, 2013

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	26,885,225.327	23,636,958.838	43,227,265.026	48,276,284.082

Cost	$229,479,366	$239,534,607	$439,770,385	$513,631,630

Number of shares - Service	9,589,168.664	49,422,277.751	123,183,808.603	115,276,756.782

Cost	$76,578,096	$485,744,440	$1,285,006,328	$1,222,842,088

Investments in mutual funds, Level 1 quoted prices at net asset value	$328,423,683	$776,061,011	$1,805,322,816	$1,775,437,056
Receivable for units sold	161	—	—	—

Total assets	328,423,844	776,061,011	1,805,322,816	1,775,437,056

Liabilities
Payable for units redeemed	—	247	222	782

Total net assets	$328,423,844	$776,060,764	$1,805,322,594	$1,775,436,274

Net Assets:
Deferred annuity contracts terminable by owners	$328,423,844	$776,060,764	$1,805,322,594	$1,775,436,274

Total net assets	$328,423,844	$776,060,764	$1,805,322,594	$1,775,436,274

See accompanying notes.

2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	5,084,523	6,961,841	8,605,379	10,385,000

M&E - 1.25% - Landmark ML	1,594,198	241,790	1,771,393	1,940,436

M&E - 1.25% - Freedom	955,925	1,166,345	1,766,055	819,380

M&E - 1.30% - Landmark	24,490,417	21,859,360	40,790,825	44,774,327

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	666,948	713,701	3,882,961	1,536,243

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	3,265,177	4,136,343	6,433,355	5,443,399

M&E - 1.40% - Landmark ML	4,904,843	1,673,381	3,835,523	4,313,622

M&E - 1.40% - Freedom	5,147,739	3,567,836	13,788,833	8,172,883

M&E - 1.50% - Landmark	20,614,104	34,097,121	27,648,040	33,375,587

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	5,424,916	5,637,549	7,655,261	11,542,375

M&E - 1.50% - Freedom	472,087	937,635	1,212,625	1,904,740

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	91,749,039	72,975,794	165,120,321	208,547,543

M&E - 1.55% - Landmark ML	9,304,281	11,917,072	21,457,845	20,299,044

M&E - 1.65% - Freedom	1,178,919	1,447,690	6,179,411	3,539,266

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.426436	$1.553164	$1.570026	$1.522976

M&E - 1.25% - Landmark ML	$1.426436	$1.553164	$1.570026	$1.522976

M&E - 1.25% - Freedom	$0.912494	$1.138414	$1.099631	$1.010255

M&E - 1.30% - Landmark	$1.418904	$1.544993	$1.561728	$1.514897

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.418904	$1.544993	$1.561728	$1.514897

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$1.404033	$1.528836	$1.545347	$1.499056

M&E - 1.40% - Landmark ML	$1.404033	$1.528836	$1.545347	$1.499056

M&E - 1.40% - Freedom	$1.327993	$1.392729	$1.424583	$1.401388

M&E - 1.50% - Landmark	$1.389338	$1.512767	$1.529176	$1.483329

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.389338	$1.512767	$1.529176	$1.483329

M&E - 1.50% - Freedom	$1.389338	$1.512767	$1.529176	$1.483329

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.382019	$1.504875	$1.521178	$1.475604

M&E - 1.55% - Landmark ML	$1.382019	$1.504875	$1.521178	$1.475604

M&E - 1.65% - Freedom	$1.367611	$1.489153	$1.505281	$1.460110

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.346223	$1.465859	$1.481721	$1.437351

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.346223	$1.465859	$1.481721	$1.437351

See accompanying notes.

5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.311439	$1.427973	$1.443478	$1.400187

M&E - 2.05% - Landmark ML	$1.311439	$1.427973	$1.443478	$1.400187

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

6

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	21,086,265	192,730,062	468,442,126	408,616,020

M&E - 1.30% - Suntrust Landmark	1,375,777	2,234,266	7,368,625	8,287,797

M&E - 1.30% - Landmark Select	449,927	2,752,112	12,975,521	18,607,372

M&E - 1.30% - Huntington Landmark	606,164	5,848,664	30,119,642	15,437,858

M&E - 1.30% - Landmark ML	4,298,786	18,881,346	71,923,178	46,400,275

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	13,054,455	33,230,167	97,155,175	119,845,770

M&E - 1.50% - Suntrust Landmark	83,227	539,370	1,874,103	2,044,446

M&E - 1.50% - Landmark Select	150,568	254,972	1,625,423	2,459,219

M&E - 1.50% - Huntington Landmark	52,341	1,377,429	7,004,982	10,305,409

M&E - 1.50% - Landmark ML	838,995	3,951,358	11,633,948	16,498,862

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	1,120,540	2,921,253	5,700,142	4,678,653

M&E - 1.70% - Freedom	3,145,542	45,367,960	61,967,152	53,294,377

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	2,578,298	16,893,897	21,470,418	16,916,868

M&E - 1.80% - Suntrust Landmark	—	122,141	1,447	—

M&E - 1.80% - Landmark Select	—	48,205	141,367	—

M&E - 1.80% - Huntington Landmark	—	48,187	256,791	1,052,951

M&E - 1.80% - Landmark ML	—	1,462,925	3,989,524	2,157,605

See accompanying notes.

7

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	614,107	1,118,180	1,789,265	2,566,764

M&E - 1.90% - Freedom	592,542	6,327,828	12,386,652	21,418,628

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	4,565,661	5,020,554	12,075,546

M&E - 1.95% - Landmark Select	—	—	—	32,695

M&E - 1.95% - Huntington Landmark	—	—	282,263	64,698

M&E - 1.95% - Landmark ML	—	203,576	567,740	6,920,183

M&E - 2.00% - Landmark	240,112	2,657,883	4,758,048	5,652,131

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	2,983	231,232

M&E - 2.00% - Landmark ML	—	218,246	1,554,329	797,854

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	1,923,863	1,011,422	2,180,864	4,362,283

M&E - 2.20% - Freedom	3,306,080	208,825	2,780,944	5,119,577

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	1,644,339	1,583,843

M&E - 2.45% - Landmark	—	46,164	9,028	413,860

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

8

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.666162	$1.608077	$1.682810	$1.694938

M&E - 1.30% - Suntrust Landmark	$1.666162	$1.608077	$1.682810	$1.694938

M&E - 1.30% - Landmark Select	$1.666162	$1.608077	$1.682810	$1.694938

M&E - 1.30% - Huntington Landmark	$0.914167	$1.124738	$1.084434	$1.003972

M&E - 1.30% - Landmark ML	$1.666162	$1.608077	$1.682810	$1.694938

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.634649	$1.577709	$1.650977	$1.662940

M&E - 1.50% - Suntrust Landmark	$1.634649	$1.577709	$1.650977	$1.662940

M&E - 1.50% - Landmark Select	$1.634649	$1.577709	$1.650977	$1.662940

M&E - 1.50% - Huntington Landmark	$0.904655	$1.113028	$1.073105	$0.993516

M&E - 1.50% - Landmark ML	$1.634649	$1.577709	$1.650977	$1.662940

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.611441	$1.555314	$1.627573	$1.639313

M&E - 1.70% - Freedom	$0.964449	$1.159346	$1.134894	$1.054546

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.588650	$1.533280	$1.604492	$1.616089

M&E - 1.80% - Suntrust Landmark	$1.588650	$1.533280	$1.604492	$1.616089

M&E - 1.80% - Landmark Select	$1.588650	$1.533280	$1.604492	$1.616089

M&E - 1.80% - Huntington Landmark	$0.890573	$1.095719	$1.056449	$0.978062

M&E - 1.80% - Landmark ML	$1.588650	$1.533280	$1.604492	$1.616089

See accompanying notes.

9

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.581078	$1.526033	$1.596894	$1.608418

M&E - 1.90% - Freedom	$0.951866	$1.144254	$1.120068	$1.040835

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$1.350946	$1.392087	$1.379332

M&E - 1.95% - Landmark Select	$—	$1.094890	$1.076523	$1.027546

M&E - 1.95% - Huntington Landmark	$—	$1.094890	$1.076523	$1.027546

M&E - 1.95% - Landmark ML	$—	$1.094890	$1.076523	$1.027546

M&E - 2.00% - Landmark	$1.558709	$1.504440	$1.574321	$1.585737

M&E - 2.00% - Suntrust Landmark	$1.558709	$1.504440	$1.574321	$1.585737

M&E - 2.00% - Landmark Select	$1.558709	$1.504440	$1.574321	$1.585737

M&E - 2.00% - Huntington Landmark	$0.881311	$1.084334	$1.045472	$0.967917

M&E - 2.00% - Landmark ML	$1.558709	$1.504440	$1.574321	$1.585737

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.536724	$1.483185	$1.552088	$1.563319

M&E - 2.20% - Freedom	$0.933366	$1.122023	$1.098309	$1.020578

M&E - 2.30% - Landmark	$1.515039	$1.462256	$1.530219	$1.541252

M&E - 2.30% - Suntrust Landmark	$1.515039	$1.462256	$1.530219	$1.541252

M&E - 2.30% - Landmark Select	$1.515039	$1.462256	$1.530219	$1.541252

M&E - 2.30% - Huntington Landmark	$0.867689	$1.067543	$1.029315	$0.952913

M&E - 2.30% - Landmark ML	$1.515039	$1.462256	$1.530219	$1.541252

M&E - 2.35% - Freedom	$—	$1.073904	$1.055865	$1.007823

M&E - 2.45% - Landmark	$—	$1.068724	$1.050752	$1.002978

M&E - 2.45% - Landmark Select	$—	$1.068724	$1.050752	$1.002978

M&E - 2.45% - Huntington Landmark	$—	$1.068724	$1.050752	$1.002978

M&E - 2.45% - Landmark ML	$—	$1.068724	$1.050752	$1.002978

See accompanying notes.

10

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	9,031,761.882	8,158,561.783	3,904,615.770	7,283,730.534

Cost	$208,450,413	$56,030,192	$42,489,025	$128,515,767

Number of shares - Service	994,601.758	2,006,024.555	2,262,066.874	1,459,726.121

Cost	$21,746,429	$13,604,332	$25,868,153	$28,627,046

Investments in mutual funds, Level 1 quoted prices at net asset value	$243,241,992	$75,728,858	$74,570,029	$152,383,256
Receivable for units sold	128	30	—	—

Total assets	243,242,120	75,728,888	74,570,029	152,383,256

Liabilities
Payable for units redeemed	—	—	43	88

Total net assets	$243,242,120	$75,728,888	$74,569,986	$152,383,168

Net Assets:
Deferred annuity contracts terminable by owners	$243,242,120	$75,728,888	$74,569,986	$152,383,168

Total net assets	$243,242,120	$75,728,888	$74,569,986	$152,383,168

See accompanying notes.

11

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	8,210,029	2,123,558	845,902	4,533,246

M&E - 1.25% - Landmark ML	1,661,598	282,686	53,782	1,120,653

M&E - 1.25% - Freedom	2,364,195	176,464	193,415	920,470

M&E - 1.30% - Landmark	13,889,144	6,022,690	3,084,617	498,602

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	511,223	163,263	90,879	52,093

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	51,957,567	1,727,101	924,423	5,157,941

M&E - 1.40% - Landmark ML	15,827,411	730,877	190,928	1,204,093

M&E - 1.40% - Freedom	12,628,178	2,311,621	1,386,224	5,847,359

M&E - 1.50% - Landmark	24,230,058	7,572,170	2,788,271	13,548,930

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	5,270,878	1,555,405	223,110	3,886,617

M&E - 1.50% - Freedom	532,323	188,327	74,736	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	67,108,047	21,120,188	9,535,963	710,005

M&E - 1.55% - Landmark ML	12,412,982	2,317,566	1,081,237	541,989

M&E - 1.65% - Freedom	1,576,693	433,577	212,233	5,278

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

12

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

13

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.186249	$1.284313	$2.344689	$2.401091

M&E - 1.25% - Landmark ML	$1.186249	$1.284313	$2.344689	$2.401091

M&E - 1.25% - Freedom	$0.940904	$0.987451	$0.870207	$1.310052

M&E - 1.30% - Landmark	$1.484781	$1.575082	$2.332372	$2.550630

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.484781	$1.575082	$2.332372	$2.550630

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$0.902570	$1.262298	$2.307934	$7.647247

M&E - 1.40% - Landmark ML	$0.902570	$1.262298	$2.307934	$7.647247

M&E - 1.40% - Freedom	$1.313354	$1.556407	$1.904105	$2.110299

M&E - 1.50% - Landmark	$1.152560	$1.247826	$2.283753	$2.332960

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.152560	$1.247826	$2.283753	$2.332960

M&E - 1.50% - Freedom	$0.891358	$1.247826	$2.283753	$7.008813

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$0.885855	$1.240712	$2.271788	$7.472625

M&E - 1.55% - Landmark ML	$0.885855	$1.240712	$2.271788	$7.473906

M&E - 1.65% - Freedom	$0.874866	$1.226517	$2.248019	$6.850709

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.408682	$1.494444	$2.212882	$2.419989

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.408682	$1.494444	$2.212882	$2.419989

See accompanying notes.

14

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$0.935799	$—	$—	$—

M&E - 2.05% - Landmark	$1.372240	$1.455806	$2.155723	$2.357463

M&E - 2.05% - Landmark ML	$1.372240	$1.455806	$2.155723	$2.357463

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$0.918933	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$0.918933	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

15

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	7,224,741	3,433,850	6,821,210	12,494,272

M&E - 1.30% - Suntrust Landmark	96,035	9,425	5,377	—

M&E - 1.30% - Landmark Select	137,559	28,701	13,358	—

M&E - 1.30% - Huntington Landmark	198,246	33,684	225,947	192,896

M&E - 1.30% - Landmark ML	463,455	297,179	309,762	98,962

M&E - 1.30% - MEMBERS Landmark	—	946,233	461,811	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	2,917,722	1,378,977	2,718,879	4,506,246

M&E - 1.50% - Suntrust Landmark	80,346	5,472	8,727	—

M&E - 1.50% - Landmark Select	23,537	—	—	—

M&E - 1.50% - Huntington Landmark	68,239	60,007	216,120	95,846

M&E - 1.50% - Landmark ML	419,797	76,137	56,801	198,189

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	173,925	93,740	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	228,429	44,404	33,795	5,704

M&E - 1.70% - Freedom	1,072,133	915,158	1,274,634	1,055,697

M&E - 1.70% - MEMBERS Freedom	—	75,640	186,460	—

M&E - 1.80% - Landmark	932,548	134,905	419,989	262,943

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	2,305	1,981	—	—

M&E - 1.80% - Huntington Landmark	11,580	—	64,685	—

M&E - 1.80% - Landmark ML	11,909	—	12,930	2,390

See accompanying notes.

16

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	413,345	146,301	49,937	2,026

M&E - 1.90% - Freedom	321,193	216,773	87,411	119,960

M&E - 1.90% - MEMBERS Freedom	—	24,854	27,711	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	31,161	10,302	38,233	61,211

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	2,942	—	2,092	—

M&E - 2.00% - Landmark ML	—	—	12,491	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	742,543	73,599	165,596	41,954

M&E - 2.20% - Freedom	536,940	95,182	32,577	9,579

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

17

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.612851	$1.978606	$2.319167	$1.318339

M&E - 1.30% - Suntrust Landmark	$1.612851	$1.978606	$2.319167	$—

M&E - 1.30% - Landmark Select	$1.612851	$1.978606	$2.319167	$1.318339

M&E - 1.30% - Huntington Landmark	$0.909413	$1.002713	$0.967944	$1.318339

M&E - 1.30% - Landmark ML	$1.612851	$1.978606	$2.319167	$1.318339

M&E - 1.30% - MEMBERS Landmark	$—	$1.978606	$2.319167	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.582325	$1.941176	$2.275322	$1.305548

M&E - 1.50% - Suntrust Landmark	$1.582325	$1.941176	$2.275322	$—

M&E - 1.50% - Landmark Select	$1.582325	$1.941176	$2.275322	$1.305548

M&E - 1.50% - Huntington Landmark	$0.899949	$0.992254	$0.957852	$1.305548

M&E - 1.50% - Landmark ML	$1.582325	$1.941176	$2.275322	$1.305548

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$1.941176	$2.275322	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.559892	$1.913640	$2.243045	$1.296030

M&E - 1.70% - Freedom	$0.936427	$1.072425	$1.077042	$1.292896

M&E - 1.70% - MEMBERS Freedom	$—	$1.072425	$1.077042	$—

M&E - 1.80% - Landmark	$1.537808	$1.886504	$2.211273	$1.286608

M&E - 1.80% - Suntrust Landmark	$1.537808	$1.886504	$2.211273	$—

M&E - 1.80% - Landmark Select	$1.537808	$1.886504	$2.211273	$1.286608

M&E - 1.80% - Huntington Landmark	$0.885940	$0.976798	$0.942948	$1.286608

M&E - 1.80% - Landmark ML	$1.537808	$1.886504	$2.211273	$1.286608

See accompanying notes.

18

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.530471	$1.877541	$2.200836	$1.283510

M&E - 1.90% - Freedom	$0.924203	$1.058428	$1.062988	$1.280359

M&E - 1.90% - MEMBERS Freedom	$—	$1.058428	$1.062988	$—

M&E - 1.95% - Landmark	$—	$—	$—	$1.277274

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.508818	$1.851021	$2.169653	$1.274168

M&E - 2.00% - Suntrust Landmark	$1.508818	$1.851021	$2.169653	$—

M&E - 2.00% - Landmark Select	$1.508818	$1.851021	$2.169653	$1.274168

M&E - 2.00% - Huntington Landmark	$0.876741	$0.966683	$0.933163	$1.274168

M&E - 2.00% - Landmark ML	$1.508818	$1.851021	$2.169653	$1.274168

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.487541	$1.824864	$2.139045	$1.264937

M&E - 2.20% - Freedom	$0.906245	$1.037862	$1.042314	$1.261879

M&E - 2.30% - Landmark	$1.466552	$1.799183	$2.108886	$1.255790

M&E - 2.30% - Suntrust Landmark	$1.466552	$1.799183	$2.108886	$—

M&E - 2.30% - Landmark Select	$1.466552	$1.799183	$2.108886	$1.255790

M&E - 2.30% - Huntington Landmark	$0.863185	$0.951709	$0.918700	$1.255790

M&E - 2.30% - Landmark ML	$1.466552	$1.799183	$2.108886	$1.255790

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

19

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,769,186.512	18,359,140.009	4,806,887.260	11,287,119.431

Cost	$34,028,333	$135,960,919	$52,635,879	$87,008,670

Number of shares - Service	6,537,998.303	2,210,712.643	329,929.115	6,896,212.027

Cost	$77,051,057	$17,359,528	$4,168,865	$54,673,537

Investments in mutual funds, Level 1 quoted prices at net asset value	$111,515,473	$173,255,843	$69,096,779	$149,611,106
Receivable for units sold	—	—	—	—

Total assets	111,515,473	173,255,843	69,096,779	149,611,106

Liabilities
Payable for units redeemed	47	39	32	52

Total net assets	$111,515,426	$173,255,804	$69,096,747	$149,611,054

Net Assets:
Deferred annuity contracts terminable by owners	$111,515,426	$173,255,804	$69,096,747	$149,611,054

Total net assets	$111,515,426	$173,255,804	$69,096,747	$149,611,054

See accompanying notes.

20

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	715,686	4,719,091	3,605,582	2,512,915

M&E - 1.25% - Landmark ML	45,179	1,983,969	621,131	271,753

M&E - 1.25% - Freedom	88,733	827,228	567,402	381,360

M&E - 1.30% - Landmark	3,840,637	9,936,627	2,922,701	5,306,608

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	40,016	652,897	185,921	224,524

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	1,080,796	26,525,019	5,366,682	2,834,052

M&E - 1.40% - Landmark ML	175,228	9,302,789	3,394,482	755,885

M&E - 1.40% - Freedom	669,621	6,860,588	4,540,912	1,511,295

M&E - 1.50% - Landmark	2,827,219	20,278,956	7,775,561	8,887,173

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	83,107	5,647,477	1,266,381	880,631

M&E - 1.50% - Freedom	535,473	132,447	45,859	335,854

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	8,665,216	42,949,002	11,433,370	23,194,900

M&E - 1.55% - Landmark ML	668,415	9,049,180	1,806,413	1,660,999

M&E - 1.65% - Freedom	200,584	985,228	57,864	220,385

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

21

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

22

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.747752	$1.099890	$1.157026	$1.976566

M&E - 1.25% - Landmark ML	$1.747752	$1.099890	$1.157026	$1.976566

M&E - 1.25% - Freedom	$1.251552	$1.149698	$1.003915	$1.388301

M&E - 1.30% - Landmark	$1.738528	$1.380840	$1.380371	$1.969227

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.738528	$1.380840	$1.380371	$1.969227

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$1.720340	$1.076768	$1.774989	$1.903896

M&E - 1.40% - Landmark ML	$1.720340	$1.076768	$1.774989	$1.903896

M&E - 1.40% - Freedom	$1.636750	$1.435729	$1.330616	$1.703142

M&E - 1.50% - Landmark	$1.702306	$1.068677	$1.124191	$1.920489

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.702306	$1.068677	$1.124191	$1.920489

M&E - 1.50% - Freedom	$1.702306	$1.058682	$1.747161	$1.876761

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.693398	$1.052131	$1.734465	$1.863261

M&E - 1.55% - Landmark ML	$1.693398	$1.052271	$1.734769	$1.863261

M&E - 1.65% - Freedom	$1.675669	$1.034751	$1.707718	$1.836727

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.649495	$1.310124	$1.309645	$1.868386

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.649495	$1.310124	$1.309645	$1.868386

See accompanying notes.

23

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.606907	$1.276252	$1.275757	$1.820088

M&E - 2.05% - Landmark ML	$1.606907	$1.276252	$1.275757	$1.820088

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

24

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	11,104	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	23,787,418	5,323,504	1,260,282	12,258,366

M&E - 1.30% - Suntrust Landmark	20,069	206,874	4,841	103,161

M&E - 1.30% - Landmark Select	47,993	79,401	54,648	44,186

M&E - 1.30% - Huntington Landmark	900,723	256,881	10,974	348,666

M&E - 1.30% - Landmark ML	2,587,096	375,353	45,895	193,373

M&E - 1.30% - MEMBERS Landmark	—	—	—	2,153,605

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	11,270	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	8,569,829	2,718,536	929,971	11,621,584

M&E - 1.50% - Suntrust Landmark	15,368	12,124	3,888	16,380

M&E - 1.50% - Landmark Select	155,023	—	—	—

M&E - 1.50% - Huntington Landmark	347,199	97,423	—	149,070

M&E - 1.50% - Landmark ML	590,437	170,175	—	88,835

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	275,287

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	334,838	—	—	—

M&E - 1.65% - Freedom	60,337	80,899	21,396	98,423

M&E - 1.70% - Freedom	4,597,210	891,544	291,356	2,434,724

M&E - 1.70% - MEMBERS Freedom	—	—	—	261,946

M&E - 1.80% - Landmark	1,394,999	212,078	44,254	983,941

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	2,196	—	—

M&E - 1.80% - Huntington Landmark	37,717	—	—	28,911

M&E - 1.80% - Landmark ML	148,104	5,542	—	1,923

See accompanying notes.

25

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	56,745	49,073	4,178	479,791

M&E - 1.90% - Freedom	783,003	162,177	15,513	179,922

M&E - 1.90% - MEMBERS Freedom	—	—	—	29,431

M&E - 1.95% - Landmark	1,610,887	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	3,438	—	—	—

M&E - 1.95% - Landmark ML	66,384	—	—	—

M&E - 2.00% - Landmark	199,996	47,472	7,514	152,044

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	23,044	—	—	1,248

M&E - 2.00% - Landmark ML	41,390	—	—	11,638

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	58,660	594,339	172,877	551,200

M&E - 2.20% - Freedom	5,539	93,310	45,370	10,787

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	152,896	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

26

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$1.285530	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.769538	$1.700742	$1.607288	$1.818674

M&E - 1.30% - Suntrust Landmark	$1.769538	$1.700742	$1.607288	$1.818674

M&E - 1.30% - Landmark Select	$1.769538	$1.700742	$1.607288	$1.818674

M&E - 1.30% - Huntington Landmark	$1.224345	$1.127018	$1.019300	$1.421043

M&E - 1.30% - Landmark ML	$1.769538	$1.700742	$1.607288	$1.818674

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$1.818674

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$1.280456	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.736065	$1.668593	$1.576937	$1.784325

M&E - 1.50% - Suntrust Landmark	$1.736065	$1.668593	$1.576937	$1.784325

M&E - 1.50% - Landmark Select	$1.736065	$1.668593	$1.576937	$1.784325

M&E - 1.50% - Huntington Landmark	$1.211587	$1.115275	$1.008650	$1.406256

M&E - 1.50% - Landmark ML	$1.736065	$1.668593	$1.576937	$1.784325

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$1.784325

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$1.275378	$—	$—	$—

M&E - 1.65% - Freedom	$1.711390	$1.644910	$1.554530	$1.759012

M&E - 1.70% - Freedom	$1.289312	$1.147614	$1.113290	$1.463013

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$1.463013

M&E - 1.80% - Landmark	$1.687164	$1.621594	$1.532527	$1.734128

M&E - 1.80% - Suntrust Landmark	$1.687164	$1.621594	$1.532527	$1.734128

M&E - 1.80% - Landmark Select	$1.687164	$1.621594	$1.532527	$1.734128

M&E - 1.80% - Huntington Landmark	$1.192729	$1.097922	$0.992929	$1.384384

M&E - 1.80% - Landmark ML	$1.687164	$1.621594	$1.532527	$1.734128

See accompanying notes.

27

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.679167	$1.613918	$1.525271	$1.725868

M&E - 1.90% - Freedom	$1.272464	$1.132690	$1.098742	$1.444044

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$1.444044

M&E - 1.95% - Landmark	$1.566437	$—	$—	$—

M&E - 1.95% - Landmark Select	$1.234467	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$1.234467	$—	$—	$—

M&E - 1.95% - Landmark ML	$1.234467	$—	$—	$—

M&E - 2.00% - Landmark	$1.655462	$1.591079	$1.503707	$1.701475

M&E - 2.00% - Suntrust Landmark	$1.655462	$1.591079	$1.503707	$1.701475

M&E - 2.00% - Landmark Select	$1.655462	$1.591079	$1.503707	$1.701475

M&E - 2.00% - Huntington Landmark	$1.180366	$1.086546	$0.982678	$1.370005

M&E - 2.00% - Landmark ML	$1.655462	$1.591079	$1.503707	$1.701475

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$1.258732	$—	$—	$—

M&E - 2.15% - Freedom	$1.632069	$1.568615	$1.482493	$1.677476

M&E - 2.20% - Freedom	$1.247781	$1.110626	$1.077411	$1.415957

M&E - 2.30% - Landmark	$1.609055	$1.546518	$1.461560	$1.653817

M&E - 2.30% - Suntrust Landmark	$1.609055	$1.546518	$1.461560	$1.653817

M&E - 2.30% - Landmark Select	$1.609055	$1.546518	$1.461560	$1.653817

M&E - 2.30% - Huntington Landmark	$1.162072	$1.069713	$0.967437	$1.348787

M&E - 2.30% - Landmark ML	$1.609055	$1.546518	$1.461560	$1.653817

M&E - 2.35% - Freedom	$1.210752	$—	$—	$—

M&E - 2.45% - Landmark	$1.204937	$—	$—	$—

M&E - 2.45% - Landmark Select	$1.204937	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$1.204937	$—	$—	$—

M&E - 2.45% - Landmark ML	$1.204937	$—	$—	$—

See accompanying notes.

28

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	21,756,628.167	24,379,824.016	7,202,673.602	2,440,736.198

Cost	$286,866,077	$280,320,296	$82,389,169	$19,151,364

Number of shares - Service	3,327,906.951	34,028,334.135	810,733.143	17,456,517.552

Cost	$46,129,726	$400,446,738	$9,214,974	$143,594,385

Investments in mutual funds, Level 1 quoted prices at net asset value	$378,374,627	$703,188,567	$82,633,499	$170,641,501
Receivable for units sold	57	—	—	—

Total assets	378,374,684	703,188,567	82,633,499	170,641,501

Liabilities
Payable for units redeemed	—	352	78	187

Total net assets	$378,374,684	$703,188,215	$82,633,421	$170,641,314

Net Assets:
Deferred annuity contracts terminable by owners	$378,374,684	$703,188,215	$82,633,421	$170,641,314

Total net assets	$378,374,684	$703,188,215	$82,633,421	$170,641,314

See accompanying notes.

29

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	9,916,418	5,895,168	2,856,287	555,722

M&E - 1.25% - Landmark ML	1,923,481	871,202	320,703	67,545

M&E - 1.25% - Freedom	2,837,981	1,402,993	376,559	72,905

M&E - 1.30% - Landmark	21,711,500	22,100,523	4,486,378	2,235,770

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	933,643	1,438,183	383,424	161,604

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	33,422,698	7,163,956	2,184,405	878,455

M&E - 1.40% - Landmark ML	6,350,302	3,129,683	278,112	319,098

M&E - 1.40% - Freedom	18,866,648	5,567,310	3,158,623	439,712

M&E - 1.50% - Landmark	34,714,557	24,033,387	14,008,412	1,781,767

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	7,699,227	6,718,468	3,104,534	397,529

M&E - 1.50% - Freedom	412,981	1,049,363	19,349	72,682

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	68,576,592	92,053,021	21,517,588	6,206,331

M&E - 1.55% - Landmark ML	7,966,609	12,422,408	3,087,621	808,433

M&E - 1.65% - Freedom	1,694,890	1,211,177	172,770	167,497

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

30

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

31

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.471331	$1.636957	$1.289733	$1.528428

M&E - 1.25% - Landmark ML	$1.471331	$1.636957	$1.289733	$1.528428

M&E - 1.25% - Freedom	$0.875601	$1.376763	$1.012826	$1.055945

M&E - 1.30% - Landmark	$1.480831	$1.628308	$1.402391	$1.520365

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.480831	$1.628308	$1.402391	$1.520365

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$1.604940	$1.611259	$1.394255	$1.504417

M&E - 1.40% - Landmark ML	$1.604940	$1.611259	$1.394255	$1.504417

M&E - 1.40% - Freedom	$1.395456	$1.487285	$1.335130	$1.312676

M&E - 1.50% - Landmark	$1.429616	$1.594413	$1.253160	$1.488696

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.429616	$1.594413	$1.253160	$1.488696

M&E - 1.50% - Freedom	$1.585002	$1.594413	$1.376888	$1.488696

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.575106	$1.586028	$1.368303	$1.480866

M&E - 1.55% - Landmark ML	$1.575106	$1.586028	$1.368303	$1.480866

M&E - 1.65% - Freedom	$1.555579	$1.569458	$1.351378	$1.465381

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.404961	$1.544955	$1.330605	$1.442494

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.404961	$1.544955	$1.330605	$1.442494

See accompanying notes.

32

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.368617	$1.504982	$1.296183	$1.405201

M&E - 2.05% - Landmark ML	$1.368617	$1.504982	$1.296183	$1.405201

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

33

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	11,909,494	149,650,781	2,935,954	61,957,345

M&E - 1.30% - Suntrust Landmark	140,900	365,310	1,486	—

M&E - 1.30% - Landmark Select	124,564	1,011,594	5,379	21,267

M&E - 1.30% - Huntington Landmark	2,336,118	8,269,925	5,552	3,844,924

M&E - 1.30% - Landmark ML	721,840	15,119,217	119,783	6,134,765

M&E - 1.30% - MEMBERS Landmark	2,650,608	23,509,102	—	4,100,200

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	5,928,246	35,154,449	919,796	12,774,097

M&E - 1.50% - Suntrust Landmark	24,849	56,827	—	21,113

M&E - 1.50% - Landmark Select	5,253	206,598	1,689	—

M&E - 1.50% - Huntington Landmark	585,890	1,675,756	16,210	614,642

M&E - 1.50% - Landmark ML	347,499	2,675,021	—	1,267,651

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	481,581	2,228,855	—	307,005

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	161,313	549,940	16,048	391,570

M&E - 1.70% - Freedom	2,892,793	14,779,629	496,800	3,780,400

M&E - 1.70% - MEMBERS Freedom	265,205	1,832,008	—	164,288

M&E - 1.80% - Landmark	1,381,601	12,098,292	372,525	2,264,295

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	199,660	352,264	—	333,940

M&E - 1.80% - Landmark ML	7,516	987,772	—	949,552

See accompanying notes.

34

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	380,594	812,896	24,590	30,848

M&E - 1.90% - Freedom	421,043	1,501,570	51,629	1,271,111

M&E - 1.90% - MEMBERS Freedom	78,005	216,790	—	17,045

M&E - 1.95% - Landmark	—	3,693,535	—	377,051

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	249,799	—	—

M&E - 2.00% - Landmark	159,845	1,143,952	14,694	643,148

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	9,861	—	88,121

M&E - 2.00% - Landmark ML	—	790,965	—	291,362

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	629,754	1,324,637	124,573	52,526

M&E - 2.20% - Freedom	477,240	233,102	13,883	12,961

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	80,218	—	293,864

M&E - 2.45% - Landmark	—	317,213	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

35

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.759082	$1.476859	$1.707422	$1.528267

M&E - 1.30% - Suntrust Landmark	$1.759082	$1.476859	$1.707422	$1.528267

M&E - 1.30% - Landmark Select	$1.759082	$1.476859	$1.707422	$1.528267

M&E - 1.30% - Huntington Landmark	$0.900849	$1.325998	$1.044139	$0.988576

M&E - 1.30% - Landmark ML	$1.759082	$1.476859	$1.707422	$1.528267

M&E - 1.30% - MEMBERS Landmark	$1.759082	$1.476859	$—	$1.528267

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$1.484787	$1.292560	$—	$—

M&E - 1.50% - Landmark	$1.725844	$1.448972	$1.675125	$1.499370

M&E - 1.50% - Suntrust Landmark	$1.725844	$1.448972	$1.675125	$1.499370

M&E - 1.50% - Landmark Select	$1.725844	$1.448972	$1.675125	$1.499370

M&E - 1.50% - Huntington Landmark	$0.891446	$1.312176	$1.033238	$0.978267

M&E - 1.50% - Landmark ML	$1.725844	$1.448972	$1.675125	$1.499370

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.725844	$1.448972	$—	$1.499370

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.701350	$1.428399	$1.651359	$1.478095

M&E - 1.70% - Freedom	$0.947133	$1.390809	$1.094346	$1.027884

M&E - 1.70% - MEMBERS Freedom	$0.947133	$1.390809	$—	$1.027884

M&E - 1.80% - Landmark	$1.677234	$1.408160	$1.627962	$1.457166

M&E - 1.80% - Suntrust Landmark	$1.677234	$1.408160	$1.627962	$1.457166

M&E - 1.80% - Landmark Select	$1.677234	$1.408160	$1.627962	$1.457166

M&E - 1.80% - Huntington Landmark	$0.877560	$1.291760	$1.017134	$0.963050

M&E - 1.80% - Landmark ML	$1.677234	$1.408160	$1.627962	$1.457166

See accompanying notes.

36

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.669302	$1.401481	$1.620255	$1.450240

M&E - 1.90% - Freedom	$0.934778	$1.372676	$1.080116	$1.014505

M&E - 1.90% - MEMBERS Freedom	$0.934778	$1.372676	$—	$1.014505

M&E - 1.95% - Landmark	$—	$1.396607	$—	$1.273324

M&E - 1.95% - Landmark Select	$—	$1.195869	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$1.195869	$—	$—

M&E - 1.95% - Landmark ML	$—	$1.195869	$—	$—

M&E - 2.00% - Landmark	$1.645690	$1.381645	$1.597346	$1.429746

M&E - 2.00% - Suntrust Landmark	$1.645690	$1.381645	$1.597346	$1.429746

M&E - 2.00% - Landmark Select	$1.645690	$1.381645	$1.597346	$1.429746

M&E - 2.00% - Huntington Landmark	$0.868461	$1.278371	$1.006602	$0.953055

M&E - 2.00% - Landmark ML	$1.645690	$1.381645	$1.597346	$1.429746

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.622491	$1.362118	$1.574781	$1.409586

M&E - 2.20% - Freedom	$0.916608	$1.346022	$1.059090	$0.994788

M&E - 2.30% - Landmark	$1.599576	$1.342931	$1.552587	$1.389691

M&E - 2.30% - Suntrust Landmark	$1.599576	$1.342931	$1.552587	$1.389691

M&E - 2.30% - Landmark Select	$1.599576	$1.342931	$1.552587	$1.389691

M&E - 2.30% - Huntington Landmark	$0.855008	$1.258582	$0.991017	$0.938308

M&E - 2.30% - Landmark ML	$1.599576	$1.342931	$1.552587	$1.389691

M&E - 2.35% - Freedom	$—	$1.172955	$—	$1.073911

M&E - 2.45% - Landmark	$—	$1.167289	$—	$—

M&E - 2.45% - Landmark Select	$—	$1.167289	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$1.167289	$—	$—

M&E - 2.45% - Landmark ML	$—	$1.167289	$—	$—

See accompanying notes.

37

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Assets
Investment in securities:
Number of shares - Initial	7,301,271.174	7,447,287.569	6,553,658.080	8,287,843.239

Cost	$94,591,990	$64,580,806	$80,326,797	$91,093,012

Number of shares - Service	12,700,516.645	3,037,025.292	1,011,808.255	717,938.718

Cost	$170,909,749	$29,427,762	$10,513,781	$10,996,270

Investments in mutual funds, Level 1 quoted prices at net asset value	$267,671,777	$107,242,899	$83,537,695	$157,622,092
Receivable for units sold	161	56	—	—

Total assets	267,671,938	107,242,955	83,537,695	157,622,092

Liabilities
Payable for units redeemed	—	—	23	14

Total net assets	$267,671,938	$107,242,955	$83,537,672	$157,622,078

Net Assets:
Deferred annuity contracts terminable by owners	$267,671,938	$107,242,955	$83,537,672	$157,622,078

Total net assets	$267,671,938	$107,242,955	$83,537,672	$157,622,078

See accompanying notes.

38

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	3,939,529	2,075,115	2,034,778	4,698,470

M&E - 1.25% - Landmark ML	1,099,507	171,450	565,312	820,231

M&E - 1.25% - Freedom	467,564	250,408	813,009	1,565,443

M&E - 1.30% - Landmark	6,101,185	6,375,636	5,001,624	5,192,963

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	359,065	239,677	237,823	390,093

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	5,011,222	2,094,580	8,551,872	8,635,777

M&E - 1.40% - Landmark ML	2,120,594	974,775	2,225,278	1,731,364

M&E - 1.40% - Freedom	3,601,498	2,057,159	4,486,466	9,651,373

M&E - 1.50% - Landmark	9,323,332	7,213,577	6,975,373	14,064,297

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	3,346,875	1,659,894	1,545,295	3,388,038

M&E - 1.50% - Freedom	208,487	449,770	46,379	74,039

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	17,642,246	26,751,184	11,812,554	10,202,220

M&E - 1.55% - Landmark ML	2,728,822	3,416,359	1,679,447	1,403,246

M&E - 1.65% - Freedom	287,413	445,341	66,185	100,514

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

39

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

40

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.484019	$1.648412	$1.258268	$1.455655

M&E - 1.25% - Landmark ML	$1.484019	$1.648412	$1.258268	$1.455655

M&E - 1.25% - Freedom	$1.285914	$1.348983	$0.831892	$1.098759

M&E - 1.30% - Landmark	$1.449604	$1.779173	$1.515432	$1.588828

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.449604	$1.779173	$1.515432	$1.588828

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$2.030943	$1.291996	$1.827259	$3.989387

M&E - 1.40% - Landmark ML	$2.030943	$1.291996	$1.827259	$3.989387

M&E - 1.40% - Freedom	$1.368691	$1.657454	$1.372114	$1.497880

M&E - 1.50% - Landmark	$1.441919	$1.601682	$1.222547	$1.414354

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.441919	$1.601682	$1.222547	$1.414354

M&E - 1.50% - Freedom	$1.989784	$1.275952	$1.565356	$2.938816

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.987869	$1.267967	$1.785505	$3.898286

M&E - 1.55% - Landmark ML	$1.988155	$1.267967	$1.785829	$3.898954

M&E - 1.65% - Freedom	$1.941771	$1.252237	$1.530080	$2.872489

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.375383	$1.688023	$1.437792	$1.507453

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.375383	$1.688023	$1.437792	$1.507453

See accompanying notes.

41

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.339783	$1.644388	$1.400618	$1.468496

M&E - 2.05% - Landmark ML	$1.339783	$1.644388	$1.400618	$1.468496

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

42

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	66,588,024	7,706,394	2,141,080	3,321,673

M&E - 1.30% - Suntrust Landmark	426,502	55,054	16,170	99,394

M&E - 1.30% - Landmark Select	346,974	24,306	15,509	6,853

M&E - 1.30% - Huntington Landmark	2,321,693	227,870	108,346	51,601

M&E - 1.30% - Landmark ML	3,513,372	383,409	220,920	219,008

M&E - 1.30% - MEMBERS Landmark	14,336,945	464,121	1,251,139	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	18,523,399	3,080,701	978,162	1,491,543

M&E - 1.50% - Suntrust Landmark	7,860	6,519	54,636	10,593

M&E - 1.50% - Landmark Select	51,830	—	—	2,507

M&E - 1.50% - Huntington Landmark	2,006,577	80,679	3,184	21,585

M&E - 1.50% - Landmark ML	848,295	50,775	88,875	56,971

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	2,499,850	63,787	202,583	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	351,280	92,390	49,639	42,587

M&E - 1.70% - Freedom	5,813,325	1,308,170	571,743	1,059,892

M&E - 1.70% - MEMBERS Freedom	1,036,020	43,937	106,942	—

M&E - 1.80% - Landmark	8,914,864	352,512	159,351	829,197

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	10,534	27,975	—	—

M&E - 1.80% - Landmark ML	48,988	3,826	—	—

See accompanying notes.

43

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	91,851	67,474	34,564	221,771

M&E - 1.90% - Freedom	803,419	110,766	136,401	285,565

M&E - 1.90% - MEMBERS Freedom	109,442	—	61,134	—

M&E - 1.95% - Landmark	748,938	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	16,693	—	—	—

M&E - 2.00% - Landmark	114,908	55,877	26,349	7,097

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	1,251	9,859	—	—

M&E - 2.00% - Landmark ML	17,401	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	94,159	136,381	307,683	218,585

M&E - 2.20% - Freedom	82,842	68,485	398,448	51,919

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

44

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.333006	$2.252732	$1.802010	$1.714040

M&E - 1.30% - Suntrust Landmark	$1.333006	$2.252732	$1.802010	$1.714040

M&E - 1.30% - Landmark Select	$1.333006	$2.252732	$1.802010	$1.714040

M&E - 1.30% - Huntington Landmark	$1.248834	$1.313364	$0.830474	$1.097699

M&E - 1.30% - Landmark ML	$1.333006	$2.252732	$1.802010	$1.714040

M&E - 1.30% - MEMBERS Landmark	$1.333006	$2.252732	$1.802010	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.307833	$2.210107	$1.767918	$1.681660

M&E - 1.50% - Suntrust Landmark	$1.307833	$2.210107	$1.767918	$1.681660

M&E - 1.50% - Landmark Select	$1.307833	$2.210107	$1.767918	$1.681660

M&E - 1.50% - Huntington Landmark	$1.235845	$1.299696	$0.821808	$1.086242

M&E - 1.50% - Landmark ML	$1.307833	$2.210107	$1.767918	$1.681660

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.307833	$2.210107	$1.767918	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.289293	$2.178803	$1.742871	$1.657811

M&E - 1.70% - Freedom	$1.302033	$1.290932	$0.907488	$1.185363

M&E - 1.70% - MEMBERS Freedom	$1.302033	$1.290932	$0.907488	$—

M&E - 1.80% - Landmark	$1.271027	$2.147901	$1.718178	$1.634299

M&E - 1.80% - Suntrust Landmark	$1.271027	$2.147901	$1.718178	$1.634299

M&E - 1.80% - Landmark Select	$1.271027	$2.147901	$1.718178	$1.634299

M&E - 1.80% - Huntington Landmark	$1.216607	$1.279479	$0.809044	$1.069346

M&E - 1.80% - Landmark ML	$1.271027	$2.147901	$1.718178	$1.634299

See accompanying notes.

45

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.264960	$2.137749	$1.710041	$1.626568

M&E - 1.90% - Freedom	$1.285051	$1.274113	$0.895692	$1.169915

M&E - 1.90% - MEMBERS Freedom	$1.285051	$1.274113	$0.895692	$—

M&E - 1.95% - Landmark	$1.273956	$—	$—	$—

M&E - 1.95% - Landmark Select	$1.165209	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$1.165209	$—	$—	$—

M&E - 1.95% - Landmark ML	$1.165209	$—	$—	$—

M&E - 2.00% - Landmark	$1.247108	$2.107490	$1.685868	$1.603525

M&E - 2.00% - Suntrust Landmark	$1.247108	$2.107490	$1.685868	$1.603525

M&E - 2.00% - Landmark Select	$1.247108	$2.107490	$1.685868	$1.603525

M&E - 2.00% - Huntington Landmark	$1.203984	$1.266176	$0.800621	$1.058254

M&E - 2.00% - Landmark ML	$1.247108	$2.107490	$1.685868	$1.603525

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.229512	$2.077783	$1.662032	$1.580887

M&E - 2.20% - Freedom	$1.260092	$1.249343	$0.878267	$1.147169

M&E - 2.30% - Landmark	$1.212121	$2.048453	$1.638577	$1.558600

M&E - 2.30% - Suntrust Landmark	$1.212121	$2.048453	$1.638577	$1.558600

M&E - 2.30% - Landmark Select	$1.212121	$2.048453	$1.638577	$1.558600

M&E - 2.30% - Huntington Landmark	$1.185341	$1.246577	$0.788222	$1.041861

M&E - 2.30% - Landmark ML	$1.212121	$2.048453	$1.638577	$1.558600

M&E - 2.35% - Freedom	$1.142855	$—	$—	$—

M&E - 2.45% - Landmark	$1.137353	$—	$—	$—

M&E - 2.45% - Landmark Select	$1.137353	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$1.137353	$—	$—	$—

M&E - 2.45% - Landmark ML	$1.137353	$—	$—	$—

See accompanying notes.

46

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA AEGON U.S. Government Securities - PAM - SC Subaccount	TA International Moderate Growth - SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	120,438,340.080	2,498,456.334	—	—

Cost	$120,438,340	$64,887,095	$—	$—

Number of shares - Service	124,431,166.910	814,730.686	4,516,980.301	19,718,223.024

Cost	$124,431,167	$23,076,778	$60,993,556	$166,909,415

Investments in mutual funds, Level 1 quoted prices at net asset value	$244,869,507	$92,478,647	$60,843,725	$177,069,643
Receivable for units sold	—	—	68	—

Total assets	244,869,507	92,478,647	60,843,793	177,069,643

Liabilities
Payable for units redeemed	90	57	—	98

Total net assets	$244,869,417	$92,478,590	$60,843,793	$177,069,545

Net Assets:
Deferred annuity contracts terminable by owners	$244,869,417	$92,478,590	$60,843,793	$177,069,545

Total net assets	$244,869,417	$92,478,590	$60,843,793	$177,069,545

See accompanying notes.

47

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	4,705,082	4,575,233	—	—

M&E - 1.25% - Landmark ML	1,214,235	966,158	—	—

M&E - 1.25% - Freedom	601,488	264,853	—	—

M&E - 1.30% - Landmark	13,764,546	5,820,382	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	1,464,841	470,600	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	6,522,077	1,895,813	—	—

M&E - 1.40% - Landmark ML	2,195,016	677,985	—	—

M&E - 1.40% - Freedom	3,623,365	815,854	—	—

M&E - 1.50% - Landmark	16,646,481	12,043,197	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	1,074,409	2,949,237	—	—

M&E - 1.50% - Freedom	82,597	96,984	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	41,944,552	27,502,792	—	—

M&E - 1.55% - Landmark ML	3,406,337	4,281,549	—	—

M&E - 1.65% - Freedom	1,025,756	232,637	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

48

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

49

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.054856	$1.100950	$—	$—

M&E - 1.25% - Landmark ML	$1.054856	$1.100950	$—	$—

M&E - 1.25% - Freedom	$0.987067	$1.236822	$—	$—

M&E - 1.30% - Landmark	$1.036989	$1.486673	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.036989	$1.486673	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$1.404323	$1.082014	$—	$—

M&E - 1.40% - Landmark ML	$1.404323	$1.082014	$—	$—

M&E - 1.40% - Freedom	$1.036687	$1.628247	$—	$—

M&E - 1.50% - Landmark	$1.024875	$1.069631	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.024875	$1.069631	$—	$—

M&E - 1.50% - Freedom	$1.300610	$1.069631	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.372316	$1.063501	$—	$—

M&E - 1.55% - Landmark ML	$1.372548	$1.063501	$—	$—

M&E - 1.65% - Freedom	$1.271250	$1.051340	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$0.983914	$1.410517	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$0.983914	$1.410517	$—	$—

See accompanying notes.

50

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$0.958448	$1.374025	$—	$—

M&E - 2.05% - Landmark ML	$0.958448	$1.374025	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

51

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	499,804

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	99,124

M&E - 1.30% - Landmark	65,360,108	6,411,545	24,379,510	100,007,855

M&E - 1.30% - Suntrust Landmark	449,887	30,580	1,845,037	224,323

M&E - 1.30% - Landmark Select	1,020,335	19,298	1,995,770	950,493

M&E - 1.30% - Huntington Landmark	1,333,094	68,244	452,862	4,364,042

M&E - 1.30% - Landmark ML	3,567,891	138,550	915,205	11,543,735

M&E - 1.30% - MEMBERS Landmark	6,841,742	700,004	448,330	—

M&E - 1.40% - Landmark	—	—	20,492	176,369

M&E - 1.40% - Landmark ML	—	—	10,646	43,020

M&E - 1.40% - Freedom	—	—	35,132	123,873

M&E - 1.50% - Landmark	22,808,457	2,985,309	10,508,431	31,385,377

M&E - 1.50% - Suntrust Landmark	428,225	2,829	434,093	19,895

M&E - 1.50% - Landmark Select	99,377	21,997	1,198,675	212,438

M&E - 1.50% - Huntington Landmark	105,342	250,120	115,772	2,165,741

M&E - 1.50% - Landmark ML	910,259	40,744	1,216,400	2,972,645

M&E - 1.50% - Freedom	—	—	—	76,246

M&E - 1.50% - MEMBERS Landmark	932,709	108,981	31,564	—

M&E - 1.55% - Landmark	—	—	—	3,570,100

M&E - 1.55% - Landmark ML	—	—	—	397,124

M&E - 1.65% - Freedom	373,346	60,662	696,306	395,177

M&E - 1.70% - Freedom	5,540,065	1,102,088	170,823	8,181,725

M&E - 1.70% - MEMBERS Freedom	391,853	48,194	11,725	—

M&E - 1.80% - Landmark	4,439,245	126,484	287,061	5,522,043

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	40,111

M&E - 1.80% - Huntington Landmark	304,139	—	—	737,733

M&E - 1.80% - Landmark ML	105,680	—	—	215,490

See accompanying notes.

52

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	205,547	40,817	554,393	25,533

M&E - 1.90% - Freedom	2,146,958	169,350	604,310	1,617,649

M&E - 1.90% - MEMBERS Freedom	103,900	10,180	—	—

M&E - 1.95% - Landmark	4,933,921	—	—	3,049,461

M&E - 1.95% - Landmark Select	—	—	—	49,741

M&E - 1.95% - Huntington Landmark	—	—	—	21,696

M&E - 1.95% - Landmark ML	18,599	—	—	651,515

M&E - 2.00% - Landmark	189,563	64,195	97,862	1,176,676

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	65,550

M&E - 2.00% - Landmark ML	—	—	—	395,410

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	65,662	60,962	—	486,862

M&E - 2.20% - Freedom	249,508	32,922	—	461,947

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	26,493	—	—	855,574

M&E - 2.45% - Landmark	11,072	—	—	17,011

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

53

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$1.356996	$0.981688

M&E - 1.25% - Landmark ML	$—	$—	$1.356996	$0.981688

M&E - 1.25% - Freedom	$—	$—	$1.268588	$0.910209

M&E - 1.30% - Landmark	$1.023982	$1.890470	$1.333006	$0.978437

M&E - 1.30% - Suntrust Landmark	$1.023982	$1.890470	$1.333006	$0.978437

M&E - 1.30% - Landmark Select	$1.023982	$1.890470	$1.333006	$0.978437

M&E - 1.30% - Huntington Landmark	$0.967366	$1.184984	$1.248834	$0.917291

M&E - 1.30% - Landmark ML	$1.023982	$1.890470	$1.333006	$0.978437

M&E - 1.30% - MEMBERS Landmark	$1.023982	$1.890470	$1.333006	$—

M&E - 1.40% - Landmark	$—	$—	$1.338732	$0.972012

M&E - 1.40% - Landmark ML	$—	$—	$1.338732	$0.972012

M&E - 1.40% - Freedom	$—	$—	$1.339496	$0.972012

M&E - 1.50% - Landmark	$1.004609	$1.854746	$1.307833	$0.965634

M&E - 1.50% - Suntrust Landmark	$1.004609	$1.854746	$1.307833	$0.965634

M&E - 1.50% - Landmark Select	$1.004609	$1.854746	$1.307833	$0.965634

M&E - 1.50% - Huntington Landmark	$0.957298	$1.172621	$1.235845	$0.907718

M&E - 1.50% - Landmark ML	$1.004609	$1.854746	$1.307833	$0.965634

M&E - 1.50% - Freedom	$—	$—	$1.326677	$0.965634

M&E - 1.50% - MEMBERS Landmark	$1.004609	$1.854746	$1.307833	$—

M&E - 1.55% - Landmark	$—	$—	$1.320708	$0.962486

M&E - 1.55% - Landmark ML	$—	$—	$1.320708	$0.962486

M&E - 1.65% - Freedom	$0.990348	$1.828439	$1.289293	$0.956156

M&E - 1.70% - Freedom	$0.986477	$1.272439	$1.302033	$0.953048

M&E - 1.70% - MEMBERS Freedom	$0.986477	$1.272439	$1.302033	$—

M&E - 1.80% - Landmark	$0.976319	$1.802560	$1.271027	$0.946795

M&E - 1.80% - Suntrust Landmark	$0.976319	$1.802560	$1.271027	$0.946795

M&E - 1.80% - Landmark Select	$0.976319	$1.802560	$1.292240	$0.946795

M&E - 1.80% - Huntington Landmark	$0.942392	$1.154375	$1.216607	$0.893600

M&E - 1.80% - Landmark ML	$0.976319	$1.802560	$1.271027	$0.946795

See accompanying notes.

54

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$0.971684	$1.793938	$1.264960	$0.943729

M&E - 1.90% - Freedom	$0.973625	$1.255837	$1.285051	$0.940599

M&E - 1.90% - MEMBERS Freedom	$0.973625	$1.255837	$1.285051	$—

M&E - 1.95% - Landmark	$0.969581	$—	$—	$0.937530

M&E - 1.95% - Landmark Select	$0.926620	$—	$—	$0.939715

M&E - 1.95% - Huntington Landmark	$0.926620	$—	$—	$0.939715

M&E - 1.95% - Landmark ML	$0.926620	$—	$—	$0.939715

M&E - 2.00% - Landmark	$0.957970	$1.768610	$1.247108	$0.934481

M&E - 2.00% - Suntrust Landmark	$0.957970	$1.768610	$1.247108	$0.934481

M&E - 2.00% - Landmark Select	$0.957970	$1.768610	$1.247108	$0.934481

M&E - 2.00% - Huntington Landmark	$0.932610	$1.142389	$1.203984	$0.884335

M&E - 2.00% - Landmark ML	$0.957970	$1.768610	$1.247108	$0.934481

M&E - 2.05% - Landmark	$—	$—	$—	$0.931412

M&E - 2.05% - Landmark ML	$—	$—	$—	$0.931412

M&E - 2.15% - Freedom	$0.944437	$1.743638	$—	$0.925351

M&E - 2.20% - Freedom	$0.954728	$1.231463	$—	$0.922320

M&E - 2.30% - Landmark	$0.931098	$1.719024	$—	$0.916325

M&E - 2.30% - Suntrust Landmark	$0.931098	$1.719024	$—	$0.916325

M&E - 2.30% - Landmark Select	$0.931098	$1.719024	$—	$0.916325

M&E - 2.30% - Huntington Landmark	$0.918183	$1.124677	$—	$0.870646

M&E - 2.30% - Landmark ML	$0.931098	$1.719024	$—	$0.916325

M&E - 2.35% - Freedom	$0.908831	$—	$—	$0.921691

M&E - 2.45% - Landmark	$0.904471	$—	$—	$0.917245

M&E - 2.45% - Landmark Select	$0.904471	$—	$—	$0.917245

M&E - 2.45% - Huntington Landmark	$0.904471	$—	$—	$0.917245

M&E - 2.45% - Landmark ML	$0.904471	$—	$—	$0.917245

See accompanying notes.

55

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	40,164,698.763	32,566,840.613	2,548,625.446	42,610,639.888

Cost	$415,944,188	$298,147,786	$33,412,862	$548,308,925

Investments in mutual funds, Level 1 quoted prices at net asset value	$432,573,806	$311,990,333	$34,788,737	$568,852,043
Receivable for units sold	206	—	11	88

Total assets	432,574,012	311,990,333	34,788,748	568,852,131

Liabilities
Payable for units redeemed	—	45	—	—

Total net assets	$432,574,012	$311,990,288	$34,788,748	$568,852,131

Net Assets:
Deferred annuity contracts terminable by owners	$432,574,012	$311,990,288	$34,788,748	$568,852,131

Total net assets	$432,574,012	$311,990,288	$34,788,748	$568,852,131

See accompanying notes.

56

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

57

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

58

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

59

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

60

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	1,628,655	633,082	—	—

M&E - 1.25% - Landmark ML	—	—	—	376,229

M&E - 1.25% - Freedom	50,604	29,718	—	—

M&E - 1.30% - Landmark	249,377,054	178,715,773	16,537,206	231,569,069

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	145,753	777,077	—	—

M&E - 1.30% - Huntington Landmark	6,548,150	3,781,406	154,771	8,455,861

M&E - 1.30% - Landmark ML	27,963,095	19,990,317	373,196	48,480,672

M&E - 1.30% - MEMBERS Landmark	31,713,855	4,129,301	—	8,027,108

M&E - 1.40% - Landmark	163,386	75,097	—	—

M&E - 1.40% - Landmark ML	—	—	—	2,424,842

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	37,221,553	53,773,896	4,375,933	62,212,553

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	6,250	71,757	—	—

M&E - 1.50% - Huntington Landmark	2,195,926	2,609,953	13,378	2,591,853

M&E - 1.50% - Landmark ML	2,603,106	4,147,470	158,541	12,981,757

M&E - 1.50% - Freedom	—	2,966	—	—

M&E - 1.50% - MEMBERS Landmark	1,255,290	398,478	—	1,192,013

M&E - 1.55% - Landmark	2,870,292	1,563,535	—	—

M&E - 1.55% - Landmark ML	—	—	—	7,585,864

M&E - 1.65% - Freedom	111,157	210,749	—	—

M&E - 1.70% - Freedom	8,243,925	8,319,766	783,389	12,086,370

M&E - 1.70% - MEMBERS Freedom	2,316,831	531,316	—	674,259

M&E - 1.80% - Landmark	8,487,502	6,526,640	682,799	13,412,444

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	68,851	224,061	11,426	860,944

M&E - 1.80% - Landmark ML	1,478,715	554,725	33,193	4,851,653

See accompanying notes.

61

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	1,999	—	1,568	—

M&E - 1.90% - Freedom	1,137,625	1,402,188	132,663	2,787,045

M&E - 1.90% - MEMBERS Freedom	1,520	17,204	—	263,271

M&E - 1.95% - Landmark	4,182,467	5,033,364	687,403	—

M&E - 1.95% - Landmark Select	—	50,211	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	156,745	38,500	—

M&E - 2.00% - Landmark	1,568,358	1,858,479	276,437	2,910,739

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	11,126	—	52,352

M&E - 2.00% - Landmark ML	656,076	—	84,221	1,284,112

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	824,094	4,295	—	—

M&E - 2.20% - Freedom	—	—	—	268,991

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	109,564	25,022	49,257	—

M&E - 2.45% - Landmark	—	1,355,738	5,761	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	37,610	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

62

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$1.168742	$1.200284	$—	$—

M&E - 1.25% - Landmark ML	$1.105780	$1.056043	$—	$1.344073

M&E - 1.25% - Freedom	$1.168742	$1.200284	$—	$—

M&E - 1.30% - Landmark	$1.103217	$1.053646	$1.431601	$1.341634

M&E - 1.30% - Suntrust Landmark	$1.103217	$1.053646	$1.180735	$—

M&E - 1.30% - Landmark Select	$1.103217	$1.053646	$1.431601	$—

M&E - 1.30% - Huntington Landmark	$1.103217	$1.053646	$1.431601	$1.341634

M&E - 1.30% - Landmark ML	$1.103217	$1.053646	$1.431601	$1.341634

M&E - 1.30% - MEMBERS Landmark	$1.103217	$1.053646	$—	$1.341634

M&E - 1.40% - Landmark	$1.163345	$1.194752	$—	$—

M&E - 1.40% - Landmark ML	$1.098161	$1.048774	$—	$1.336776

M&E - 1.40% - Freedom	$1.163345	$1.194752	$—	$—

M&E - 1.50% - Landmark	$1.093104	$1.043955	$1.419962	$1.331962

M&E - 1.50% - Suntrust Landmark	$1.093104	$1.043955	$1.173491	$—

M&E - 1.50% - Landmark Select	$1.093104	$1.043955	$1.419962	$—

M&E - 1.50% - Huntington Landmark	$1.093104	$1.043955	$1.419962	$1.331962

M&E - 1.50% - Landmark ML	$1.093104	$1.043955	$1.419962	$1.331962

M&E - 1.50% - Freedom	$1.159763	$1.191058	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.093104	$1.043955	$—	$1.331962

M&E - 1.55% - Landmark	$1.158006	$1.189222	$—	$—

M&E - 1.55% - Landmark ML	$1.090599	$1.041556	$—	$1.329572

M&E - 1.65% - Freedom	$1.085619	$1.036789	$1.411298	$—

M&E - 1.70% - Freedom	$1.083107	$1.034414	$1.408406	$1.322389

M&E - 1.70% - MEMBERS Freedom	$1.083107	$1.034414	$—	$1.322389

M&E - 1.80% - Landmark	$1.078133	$1.029644	$1.402676	$1.317636

M&E - 1.80% - Suntrust Landmark	$1.078133	$1.029644	$1.162723	$—

M&E - 1.80% - Landmark Select	$1.078133	$1.029644	$1.402676	$—

M&E - 1.80% - Huntington Landmark	$1.078133	$1.029644	$1.402676	$1.317636

M&E - 1.80% - Landmark ML	$1.078133	$1.029644	$1.402676	$1.317636

See accompanying notes.

63

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.075684	$1.027307	$1.399826	$—

M&E - 1.90% - Freedom	$1.073216	$1.024959	$1.396995	$1.312916

M&E - 1.90% - MEMBERS Freedom	$1.073216	$1.024959	$—	$1.312916

M&E - 1.95% - Landmark	$1.070743	$1.022629	$1.394176	$—

M&E - 1.95% - Landmark Select	$1.070743	$1.022629	$1.394176	$—

M&E - 1.95% - Huntington Landmark	$1.070743	$1.022629	$1.394176	$—

M&E - 1.95% - Landmark ML	$1.070743	$1.022629	$1.394176	$—

M&E - 2.00% - Landmark	$1.068293	$1.020265	$1.391323	$1.308202

M&E - 2.00% - Suntrust Landmark	$1.068293	$1.020265	$1.155634	$—

M&E - 2.00% - Landmark Select	$1.068293	$1.020265	$1.391323	$—

M&E - 2.00% - Huntington Landmark	$1.068293	$1.020265	$1.391323	$1.308202

M&E - 2.00% - Landmark ML	$1.068293	$1.020265	$1.391323	$1.308202

M&E - 2.05% - Landmark	$1.140391	$1.171166	$—	$—

M&E - 2.05% - Landmark ML	$1.065864	$1.017919	$—	$1.305835

M&E - 2.15% - Freedom	$1.060992	$1.013286	$1.382909	$—

M&E - 2.20% - Freedom	$1.058585	$1.010963	$1.380081	$1.298814

M&E - 2.30% - Landmark	$1.053722	$1.006375	$1.374493	$1.294176

M&E - 2.30% - Suntrust Landmark	$1.053722	$1.006375	$1.145069	$—

M&E - 2.30% - Landmark Select	$1.053722	$1.006375	$1.374493	$—

M&E - 2.30% - Huntington Landmark	$1.053722	$1.006375	$1.374493	$1.294176

M&E - 2.30% - Landmark ML	$1.053722	$1.006375	$1.374493	$1.294176

M&E - 2.35% - Freedom	$1.051338	$1.004059	$1.371725	$—

M&E - 2.45% - Landmark	$1.046565	$0.999482	$1.366201	$—

M&E - 2.45% - Landmark Select	$1.046565	$0.999482	$1.366201	$—

M&E - 2.45% - Huntington Landmark	$1.046565	$0.999482	$1.366201	$—

M&E - 2.45% - Landmark ML	$1.046565	$0.999482	$1.366201	$—

See accompanying notes.

64

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	26,483,922.856	19,276,828.590	3,732,926.079	1,873,328.203

Cost	$365,763,396	$54,484,797	$38,832,475	$19,738,404

Investments in mutual funds, Level 1 quoted prices at net asset value	$384,811,399	$45,300,547	$39,643,675	$18,377,350
Receivable for units sold	59	—	54	—

Total assets	384,811,458	45,300,547	39,643,729	18,377,350

Liabilities
Payable for units redeemed	—	54	—	21

Total net assets	$384,811,458	$45,300,493	$39,643,729	$18,377,329

Net Assets:
Deferred annuity contracts terminable by owners	$384,811,458	$45,300,493	$39,643,729	$18,377,329

Total net assets	$384,811,458	$45,300,493	$39,643,729	$18,377,329

See accompanying notes.

65

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

66

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

67

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

68

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

69

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	1,881,233	—	—	—

M&E - 1.25% - Landmark ML	115,386	—	—	—

M&E - 1.25% - Freedom	120,371	—	—	—

M&E - 1.30% - Landmark	149,014,659	127,357,592	25,251,167	13,697,031

M&E - 1.30% - Suntrust Landmark	10,554	—	—	—

M&E - 1.30% - Landmark Select	71,728	—	—	—

M&E - 1.30% - Huntington Landmark	8,971,196	5,114,352	501,278	43,113

M&E - 1.30% - Landmark ML	13,938,681	5,438,426	863,145	109,789

M&E - 1.30% - MEMBERS Landmark	5,157,620	1,137,702	1,039,506	581,453

M&E - 1.40% - Landmark	1,234,605	—	—	—

M&E - 1.40% - Landmark ML	332,590	—	—	—

M&E - 1.40% - Freedom	685,807	—	—	—

M&E - 1.50% - Landmark	42,476,650	44,485,551	8,808,583	5,184,332

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	26,101	—	—	—

M&E - 1.50% - Huntington Landmark	2,476,136	2,533,044	56,335	18,813

M&E - 1.50% - Landmark ML	1,820,281	793,602	227,354	31,855

M&E - 1.50% - Freedom	691,830	—	—	—

M&E - 1.50% - MEMBERS Landmark	653,190	472,412	510,274	116,415

M&E - 1.55% - Landmark	15,986,116	—	—	137,033

M&E - 1.55% - Landmark ML	198,176	—	—	—

M&E - 1.65% - Freedom	497,614	—	—	—

M&E - 1.70% - Freedom	8,907,838	7,074,715	1,331,865	356,208

M&E - 1.70% - MEMBERS Freedom	113,448	—	236,690	8,769

M&E - 1.80% - Landmark	4,432,269	3,626,975	798,039	428,458

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	1,036,683	454,503	8,341	1,450

M&E - 1.80% - Landmark ML	542,558	353,544	27,559	—

See accompanying notes.

70

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	856,504	—	—	—

M&E - 1.90% - Freedom	1,651,167	2,201,970	567,246	161,666

M&E - 1.90% - MEMBERS Freedom	24,859	—	14,536	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	908,159	1,565,762	210,630	320,940

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	17,547	12,359	2,902	—

M&E - 2.00% - Landmark ML	404,916	148,420	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	52,103	—	—	—

M&E - 2.20% - Freedom	38,835	—	52,047	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

71

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$1.227411	$—	$—	$—

M&E - 1.25% - Landmark ML	$1.227411	$—	$—	$—

M&E - 1.25% - Freedom	$1.227411	$—	$—	$—

M&E - 1.30% - Landmark	$1.476025	$0.224097	$0.981275	$0.868392

M&E - 1.30% - Suntrust Landmark	$1.225513	$—	$0.981275	$0.868392

M&E - 1.30% - Landmark Select	$1.225513	$—	$0.981275	$0.868392

M&E - 1.30% - Huntington Landmark	$1.476025	$0.224097	$0.981275	$0.868392

M&E - 1.30% - Landmark ML	$1.476025	$0.224097	$0.981275	$0.868392

M&E - 1.30% - MEMBERS Landmark	$1.476025	$0.224097	$0.981275	$0.868392

M&E - 1.40% - Landmark	$1.221728	$—	$—	$—

M&E - 1.40% - Landmark ML	$1.221728	$—	$—	$—

M&E - 1.40% - Freedom	$1.221728	$—	$—	$—

M&E - 1.50% - Landmark	$1.465379	$0.222465	$0.975267	$0.863059

M&E - 1.50% - Suntrust Landmark	$1.217987	$—	$0.975267	$0.863059

M&E - 1.50% - Landmark Select	$1.217987	$—	$0.975267	$0.863059

M&E - 1.50% - Huntington Landmark	$1.465379	$0.222465	$0.975267	$0.863059

M&E - 1.50% - Landmark ML	$1.465379	$0.222465	$0.975267	$0.863059

M&E - 1.50% - Freedom	$1.217987	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.465379	$0.222465	$0.975267	$0.863059

M&E - 1.55% - Landmark	$1.216138	$—	$—	$0.987536

M&E - 1.55% - Landmark ML	$1.216138	$—	$—	$—

M&E - 1.65% - Freedom	$1.212389	$—	$—	$—

M&E - 1.70% - Freedom	$1.454844	$0.220871	$0.969277	$0.857782

M&E - 1.70% - MEMBERS Freedom	$1.454844	$0.220871	$0.969277	$0.857782

M&E - 1.80% - Landmark	$1.449592	$0.220060	$0.966310	$0.855161

M&E - 1.80% - Suntrust Landmark	$1.206852	$—	$0.966310	$0.855161

M&E - 1.80% - Landmark Select	$1.206852	$—	$0.966310	$0.855161

M&E - 1.80% - Huntington Landmark	$1.449592	$0.220060	$0.966310	$0.855161

M&E - 1.80% - Landmark ML	$1.449592	$0.220060	$0.966310	$0.855161

See accompanying notes.

72

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.204989	$—	$—	$—

M&E - 1.90% - Freedom	$1.444391	$0.219265	$0.963352	$0.852535

M&E - 1.90% - MEMBERS Freedom	$1.444391	$0.219265	$0.963352	$0.852535

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.439207	$0.218481	$0.960410	$0.849935

M&E - 2.00% - Suntrust Landmark	$1.199467	$—	$0.960410	$0.849935

M&E - 2.00% - Landmark Select	$1.199467	$—	$0.960410	$0.849935

M&E - 2.00% - Huntington Landmark	$1.439207	$0.218481	$0.960410	$0.849935

M&E - 2.00% - Landmark ML	$1.439207	$0.218481	$0.960410	$0.849935

M&E - 2.05% - Landmark	$1.197634	$—	$—	$0.986143

M&E - 2.05% - Landmark ML	$1.197634	$—	$—	$—

M&E - 2.15% - Freedom	$1.193974	$—	$—	$—

M&E - 2.20% - Freedom	$1.428879	$—	$0.954537	$0.844763

M&E - 2.30% - Landmark	$1.423761	$—	$0.951641	$0.842170

M&E - 2.30% - Suntrust Landmark	$1.188512	$—	$0.951641	$0.842170

M&E - 2.30% - Landmark Select	$1.188512	$—	$0.951641	$0.842170

M&E - 2.30% - Huntington Landmark	$1.423761	$—	$0.951641	$0.842170

M&E - 2.30% - Landmark ML	$1.423761	$—	$0.951641	$0.842170

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

73

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	2,239,269.463	3,715,283.461	10,333,080.677	9,746,411.196

Cost	$23,678,618	$39,521,017	$115,205,153	$109,955,845

Investments in mutual funds, Level 1 quoted prices at net asset value	$22,706,192	$38,453,184	$116,557,150	$113,935,547
Receivable for units sold	—	39	124	—

Total assets	22,706,192	38,453,223	116,557,274	113,935,547

Liabilities
Payable for units redeemed	19	—	—	97

Total net assets	$22,706,173	$38,453,223	$116,557,274	$113,935,450

Net Assets:
Deferred annuity contracts terminable by owners	$22,706,173	$38,453,223	$116,557,274	$113,935,450

Total net assets	$22,706,173	$38,453,223	$116,557,274	$113,935,450

See accompanying notes.

74

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

75

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

76

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

77

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

78

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	14,190

M&E - 1.25% - Landmark ML	—	—	—	47,946

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	16,098,700	25,317,730	84,662,743	57,188,091

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	230,429	155,527	20,844	771,275

M&E - 1.30% - Landmark ML	83,085	893,750	7,960	4,815,382

M&E - 1.30% - MEMBERS Landmark	1,245,562	2,008,822	—	14,089,393

M&E - 1.40% - Landmark	—	—	—	189,857

M&E - 1.40% - Landmark ML	—	—	—	4,888

M&E - 1.40% - Freedom	—	—	—	93,741

M&E - 1.50% - Landmark	4,559,703	7,575,919	16,207,809	7,822,991

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	82,562	39,934	21,282	371,871

M&E - 1.50% - Landmark ML	—	194,584	40,604	388,060

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	303,701	250,410	—	782,637

M&E - 1.55% - Landmark	313,394	271,524	—	1,716,962

M&E - 1.55% - Landmark ML	—	—	—	96,184

M&E - 1.65% - Freedom	—	—	—	112,064

M&E - 1.70% - Freedom	999,548	4,101,379	8,585,576	4,085,523

M&E - 1.70% - MEMBERS Freedom	12,695	91,480	—	444,179

M&E - 1.80% - Landmark	418,748	346,524	2,015,173	4,997,181

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	192,154	—	121,320

See accompanying notes.

79

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	726,329	71,811	1,300,849	286,172

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	6,759

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	56,243	60,681	602,633	318,494

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	2,707

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	103,672	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

80

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$1.157932

M&E - 1.25% - Landmark ML	$—	$—	$—	$1.157932

M&E - 1.25% - Freedom	$—	$—	$—	$1.157932

M&E - 1.30% - Landmark	$0.904680	$0.924764	$1.029727	$1.156129

M&E - 1.30% - Suntrust Landmark	$0.904680	$0.924764	$1.029727	$1.156129

M&E - 1.30% - Landmark Select	$0.904680	$0.924764	$1.029727	$1.156129

M&E - 1.30% - Huntington Landmark	$0.904680	$0.924764	$1.029727	$1.156129

M&E - 1.30% - Landmark ML	$0.904680	$0.924764	$1.029727	$1.156129

M&E - 1.30% - MEMBERS Landmark	$0.904680	$0.924764	$—	$1.156129

M&E - 1.40% - Landmark	$—	$—	$—	$1.152583

M&E - 1.40% - Landmark ML	$—	$—	$—	$1.152583

M&E - 1.40% - Freedom	$—	$—	$—	$1.152583

M&E - 1.50% - Landmark	$0.899120	$0.919103	$1.023367	$1.149041

M&E - 1.50% - Suntrust Landmark	$0.899120	$0.919103	$1.023367	$1.149041

M&E - 1.50% - Landmark Select	$0.899120	$0.919103	$1.023367	$1.149041

M&E - 1.50% - Huntington Landmark	$0.899120	$0.919103	$1.023367	$1.149041

M&E - 1.50% - Landmark ML	$0.899120	$0.919103	$1.023367	$1.149041

M&E - 1.50% - Freedom	$—	$—	$—	$1.149041

M&E - 1.50% - MEMBERS Landmark	$0.899120	$0.919103	$—	$1.149041

M&E - 1.55% - Landmark	$0.995588	$0.992710	$—	$1.147291

M&E - 1.55% - Landmark ML	$—	$—	$—	$1.147291

M&E - 1.65% - Freedom	$—	$—	$—	$1.143767

M&E - 1.70% - Freedom	$0.893621	$0.913472	$1.017107	$1.141997

M&E - 1.70% - MEMBERS Freedom	$0.893621	$0.913472	$—	$1.141997

M&E - 1.80% - Landmark	$0.890882	$0.910655	$1.014015	$1.138517

M&E - 1.80% - Suntrust Landmark	$0.890882	$0.910655	$1.014015	$1.138517

M&E - 1.80% - Landmark Select	$0.890882	$0.910655	$1.014015	$1.138517

M&E - 1.80% - Huntington Landmark	$0.890882	$0.910655	$1.014015	$1.138517

M&E - 1.80% - Landmark ML	$0.890882	$0.910655	$1.014015	$1.138517

See accompanying notes.

81

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$1.136766

M&E - 1.90% - Freedom	$0.888152	$0.907874	$1.010902	$1.135030

M&E - 1.90% - MEMBERS Freedom	$0.888152	$0.907874	$—	$1.135030

M&E - 1.95% - Landmark	$—	$—	$—	$1.133279

M&E - 1.95% - Landmark Select	$—	$—	$—	$1.133279

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$1.133279

M&E - 1.95% - Landmark ML	$—	$—	$—	$1.133279

M&E - 2.00% - Landmark	$0.885453	$0.905090	$1.007808	$1.131562

M&E - 2.00% - Suntrust Landmark	$0.885453	$0.905090	$1.007808	$1.131562

M&E - 2.00% - Landmark Select	$0.885453	$0.905090	$1.007808	$1.131562

M&E - 2.00% - Huntington Landmark	$0.885453	$0.905090	$1.007808	$1.131562

M&E - 2.00% - Landmark ML	$0.885453	$0.905090	$1.007808	$1.131562

M&E - 2.05% - Landmark	$0.994180	$0.991308	$—	$1.129832

M&E - 2.05% - Landmark ML	$—	$—	$—	$1.129832

M&E - 2.15% - Freedom	$—	$—	$—	$1.126394

M&E - 2.20% - Freedom	$0.880028	$0.899575	$1.001677	$1.124660

M&E - 2.30% - Landmark	$0.877347	$0.896845	$0.998617	$1.121227

M&E - 2.30% - Suntrust Landmark	$0.877347	$0.896845	$0.998617	$1.121227

M&E - 2.30% - Landmark Select	$0.877347	$0.896845	$0.998617	$1.121227

M&E - 2.30% - Huntington Landmark	$0.877347	$0.896845	$0.998617	$1.121227

M&E - 2.30% - Landmark ML	$0.877347	$0.896845	$0.998617	$1.121227

M&E - 2.35% - Freedom	$—	$—	$—	$1.119538

M&E - 2.45% - Landmark	$—	$—	$—	$1.116124

M&E - 2.45% - Landmark Select	$—	$—	$—	$1.116124

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$1.116124

M&E - 2.45% - Landmark ML	$—	$—	$—	$1.116124

See accompanying notes.

82

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC	TA JPMorgan Mid Cap Value - SC	TA PIMCO Real Return TIPS - SC	TA Madison Balanced Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	2,427,152.528	1,708,876.037	6,554,079.111	2,635,078.339

Cost	$29,221,740	$24,426,550	$72,052,827	$26,239,938

Investments in mutual funds, Level 1 quoted prices at net asset value	$30,824,837	$27,547,082	$73,864,472	$27,510,218
Receivable for units sold	15	—	32	52

Total assets	30,824,852	27,547,082	73,864,504	27,510,270

Liabilities
Payable for units redeemed	—	22	—	—

Total net assets	$30,824,852	$27,547,060	$73,864,504	$27,510,270

Net Assets:
Deferred annuity contracts terminable by owners	$30,824,852	$27,547,060	$73,864,504	$27,510,270

Total net assets	$30,824,852	$27,547,060	$73,864,504	$27,510,270

See accompanying notes.

83

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC	TA JPMorgan Mid Cap Value - SC	TA PIMCO Real Return TIPS - SC	TA Madison Balanced Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

84

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC	TA JPMorgan Mid Cap Value - SC	TA PIMCO Real Return TIPS - SC	TA Madison Balanced Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

85

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Balanced Allocation - SC Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

86

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Balanced Allocation - SC Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

87

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Balanced Allocation - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	83,702	318,566	—	—

M&E - 1.25% - Landmark ML	—	895	—	—

M&E - 1.25% - Freedom	—	58,015	—	—

M&E - 1.30% - Landmark	12,261,263	6,140,157	36,379,768	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	296,627	—

M&E - 1.30% - Huntington Landmark	1,654,518	33,654	1,755,033	—

M&E - 1.30% - Landmark ML	843,612	95,508	3,603,776	—

M&E - 1.30% - MEMBERS Landmark	245,159	—	8,492,800	21,967,563

M&E - 1.40% - Landmark	140,159	389,670	—	—

M&E - 1.40% - Landmark ML	66,068	79,775	—	—

M&E - 1.40% - Freedom	(6)	1,524,591	—	—

M&E - 1.50% - Landmark	3,649,526	3,966,492	8,101,269	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	27,801	180,426	—

M&E - 1.50% - Landmark ML	368,163	115,306	879,606	—

M&E - 1.50% - Freedom	—	28,660	—	—

M&E - 1.50% - MEMBERS Landmark	457,984	—	541,814	4,483,400

M&E - 1.55% - Landmark	3,590,661	4,434,939	—	—

M&E - 1.55% - Landmark ML	128,745	245,197	—	—

M&E - 1.65% - Freedom	35,040	391,342	—	—

M&E - 1.70% - Freedom	508,335	646,709	4,040,760	—

M&E - 1.70% - MEMBERS Freedom	135,708	—	465,043	200,785

M&E - 1.80% - Landmark	121,643	30,126	446,192	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	34,395	—

M&E - 1.80% - Landmark ML	—	—	206,155	—

See accompanying notes.

88

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Balanced Allocation - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	1,846	—	—

M&E - 1.90% - Freedom	183,060	26,708	410,507	—

M&E - 1.90% - MEMBERS Freedom	—	—	62,877	39,500

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	8,323	33,107	56,851	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	4,000	—

M&E - 2.00% - Landmark ML	—	—	40,389	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

89

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Balanced Allocation - SC Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$1.264668	$1.490639	$—	$—

M&E - 1.25% - Landmark ML	$1.264668	$1.490639	$—	$—

M&E - 1.25% - Freedom	$1.264668	$1.490639	$—	$—

M&E - 1.30% - Landmark	$1.262709	$1.488347	$1.120422	$—

M&E - 1.30% - Suntrust Landmark	$1.262709	$1.488347	$—	$—

M&E - 1.30% - Landmark Select	$1.262709	$1.488347	$1.120422	$—

M&E - 1.30% - Huntington Landmark	$1.262709	$1.488347	$1.120422	$—

M&E - 1.30% - Landmark ML	$1.262709	$1.488347	$1.120422	$—

M&E - 1.30% - MEMBERS Landmark	$1.262709	$—	$1.120422	$1.031321

M&E - 1.40% - Landmark	$1.258834	$1.483777	$—	$—

M&E - 1.40% - Landmark ML	$1.258834	$1.483777	$—	$—

M&E - 1.40% - Freedom	$1.258834	$1.483777	$—	$—

M&E - 1.50% - Landmark	$1.254972	$1.479221	$1.116750	$—

M&E - 1.50% - Suntrust Landmark	$1.254972	$1.479221	$—	$—

M&E - 1.50% - Landmark Select	$1.254972	$1.479221	$1.116750	$—

M&E - 1.50% - Huntington Landmark	$1.254972	$1.479221	$1.116750	$—

M&E - 1.50% - Landmark ML	$1.254972	$1.479221	$1.116750	$—

M&E - 1.50% - Freedom	$1.254972	$1.479221	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.254972	$—	$1.116750	$1.027927

M&E - 1.55% - Landmark	$1.253052	$1.476936	$—	$—

M&E - 1.55% - Landmark ML	$1.253052	$1.476936	$—	$—

M&E - 1.65% - Freedom	$1.249196	$1.472415	$—	$—

M&E - 1.70% - Freedom	$1.247294	$1.470161	$1.113096	$—

M&E - 1.70% - MEMBERS Freedom	$1.247294	$—	$1.113096	$1.024552

M&E - 1.80% - Landmark	$1.243479	$1.465660	$1.111260	$—

M&E - 1.80% - Suntrust Landmark	$1.243479	$1.465660	$—	$—

M&E - 1.80% - Landmark Select	$1.243479	$1.465660	$1.111260	$—

M&E - 1.80% - Huntington Landmark	$1.243479	$1.465660	$1.111260	$—

M&E - 1.80% - Landmark ML	$1.243479	$1.465660	$1.111260	$—

See accompanying notes.

90

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Balanced Allocation - SC Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.241582	$1.463400	$—	$—

M&E - 1.90% - Freedom	$1.239661	$1.461173	$1.109433	$—

M&E - 1.90% - MEMBERS Freedom	$1.239661	$—	$1.109433	$1.021206

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.235883	$1.456707	$1.107636	$—

M&E - 2.00% - Suntrust Landmark	$1.235883	$1.456707	$—	$—

M&E - 2.00% - Landmark Select	$1.235883	$1.456707	$1.107636	$—

M&E - 2.00% - Huntington Landmark	$1.235883	$1.456707	$1.107636	$—

M&E - 2.00% - Landmark ML	$1.235883	$1.456707	$1.107636	$—

M&E - 2.05% - Landmark	$1.233988	$1.454481	$—	$—

M&E - 2.05% - Landmark ML	$1.233988	$1.454481	$—	$—

M&E - 2.15% - Freedom	$1.230226	$1.450047	$—	$—

M&E - 2.20% - Freedom	$1.228355	$1.447843	$1.104014	$—

M&E - 2.30% - Landmark	$1.224601	$1.443428	$1.102224	$—

M&E - 2.30% - Suntrust Landmark	$1.224601	$1.443428	$—	$—

M&E - 2.30% - Landmark Select	$1.224601	$1.443428	$1.102224	$—

M&E - 2.30% - Huntington Landmark	$1.224601	$1.443428	$1.102224	$—

M&E - 2.30% - Landmark ML	$1.224601	$1.443428	$1.102224	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

91

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	4,069,490.036	2,955,673.610	8,502,260.841	11,024,705.154

Cost	$42,450,465	$30,207,126	$82,388,989	$111,623,032

Investments in mutual funds, Level 1 quoted prices at net asset value	$43,909,797	$31,152,800	$87,063,151	$115,538,910
Receivable for units sold	—	—	74	21

Total assets	43,909,797	31,152,800	87,063,225	115,538,931

Liabilities
Payable for units redeemed	20	13	—	—

Total net assets	$43,909,777	$31,152,787	$87,063,225	$115,538,931

Net Assets:
Deferred annuity contracts terminable by owners	$43,909,777	$31,152,787	$87,063,225	$115,538,931

Total net assets	$43,909,777	$31,152,787	$87,063,225	$115,538,931

See accompanying notes.

92

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

93

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

94

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

95

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

96

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	53,769,572	76,581,809

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	38,603

M&E - 1.30% - Huntington Landmark	—	—	1,119,476	3,237,582

M&E - 1.30% - Landmark ML	—	—	3,144,735	6,123,958

M&E - 1.30% - MEMBERS Landmark	37,688,618	25,015,566	1,240,372	4,458,988

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	16,341,437	11,400,792

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	6,663

M&E - 1.50% - Huntington Landmark	—	—	817,684	546,462

M&E - 1.50% - Landmark ML	—	—	661,202	975,397

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	2,350,432	3,258,292	294,018	198,312

M&E - 1.55% - Landmark	—	—	3,005,733	673,212

M&E - 1.55% - Landmark ML	—	—	37,401	53,538

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	2,033,036	3,508,369

M&E - 1.70% - MEMBERS Freedom	1,120,933	896,142	—	241,241

M&E - 1.80% - Landmark	—	—	1,002,256	1,241,451

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	307,043	691

M&E - 1.80% - Landmark ML	—	—	45,713	385,688

See accompanying notes.

97

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	1,008,178	2,542,416

M&E - 1.90% - MEMBERS Freedom	407,075	882,061	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	1,469,689	262,359

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	24,671	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	50,621	20,124

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

98

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$1.008787	$1.028090

M&E - 1.30% - Suntrust Landmark	$—	$—	$1.008787	$—

M&E - 1.30% - Landmark Select	$—	$—	$1.008787	$1.028090

M&E - 1.30% - Huntington Landmark	$—	$—	$1.008787	$1.028090

M&E - 1.30% - Landmark ML	$—	$—	$1.008787	$1.028090

M&E - 1.30% - MEMBERS Landmark	$1.056846	$1.037498	$1.008787	$1.028090

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$1.005469	$1.024706

M&E - 1.50% - Suntrust Landmark	$—	$—	$1.005469	$—

M&E - 1.50% - Landmark Select	$—	$—	$1.005469	$1.024706

M&E - 1.50% - Huntington Landmark	$—	$—	$1.005469	$1.024706

M&E - 1.50% - Landmark ML	$—	$—	$1.005469	$1.024706

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.053359	$1.034089	$1.005469	$1.024706

M&E - 1.55% - Landmark	$—	$—	$1.023287	$1.019352

M&E - 1.55% - Landmark ML	$—	$—	$1.023287	$1.019352

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$1.002173	$1.021349

M&E - 1.70% - MEMBERS Freedom	$1.049902	$1.030709	$1.002173	$1.021349

M&E - 1.80% - Landmark	$—	$—	$1.000532	$1.019665

M&E - 1.80% - Suntrust Landmark	$—	$—	$1.000532	$—

M&E - 1.80% - Landmark Select	$—	$—	$1.000532	$1.019665

M&E - 1.80% - Huntington Landmark	$—	$—	$1.000532	$1.019665

M&E - 1.80% - Landmark ML	$—	$—	$1.000532	$1.019665

See accompanying notes.

99

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$0.998889	$1.018008

M&E - 1.90% - MEMBERS Freedom	$1.046474	$1.027324	$0.998889	$1.018008

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$0.997255	$1.016336

M&E - 2.00% - Suntrust Landmark	$—	$—	$0.997255	$—

M&E - 2.00% - Landmark Select	$—	$—	$0.997255	$1.016336

M&E - 2.00% - Huntington Landmark	$—	$—	$0.997255	$1.016336

M&E - 2.00% - Landmark ML	$—	$—	$0.997255	$1.016336

M&E - 2.05% - Landmark	$—	$—	$1.019941	$1.016011

M&E - 2.05% - Landmark ML	$—	$—	$1.019941	$1.016011

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$0.994006	$1.013009

M&E - 2.30% - Landmark	$—	$—	$0.992384	$1.011360

M&E - 2.30% - Suntrust Landmark	$—	$—	$0.992384	$—

M&E - 2.30% - Landmark Select	$—	$—	$0.992384	$1.011360

M&E - 2.30% - Huntington Landmark	$—	$—	$0.992384	$1.011360

M&E - 2.30% - Landmark ML	$—	$—	$0.992384	$1.011360

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

100

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	9,833,460.886	2,252,570.824	9,481,654.719	3,024,187.538

Cost	$98,648,757	$31,402,237	$122,087,875	$30,562,315

Investments in mutual funds, Level 1 quoted prices at net asset value	$103,054,670	$31,761,249	$126,580,090	$30,816,471
Receivable for units sold	200	5	—	—

Total assets	103,054,870	31,761,254	126,580,090	30,816,471

Liabilities
Payable for units redeemed	—	—	74	34

Total net assets	$103,054,870	$31,761,254	$126,580,016	$30,816,437

Net Assets:
Deferred annuity contracts terminable by owners	$103,054,870	$31,761,254	$126,580,016	$30,816,437

Total net assets	$103,054,870	$31,761,254	$126,580,016	$30,816,437

See accompanying notes.

101

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

102

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

103

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

104

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

105

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	63,831,221	19,350,253	78,988,181	17,388,684

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	40,120	16,606	—

M&E - 1.30% - Huntington Landmark	1,357,690	412,407	5,327,251	552,365

M&E - 1.30% - Landmark ML	4,038,656	2,741,577	11,960,520	3,780,793

M&E - 1.30% - MEMBERS Landmark	6,338,241	—	—	3,551,981

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	11,942,569	4,299,515	12,456,648	2,823,178

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	532,025	116,889	1,211,632	85,003

M&E - 1.50% - Landmark ML	497,262	437,108	1,843,429	247,909

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	739,525	—	—	311,636

M&E - 1.55% - Landmark	975,265	—	—	105,645

M&E - 1.55% - Landmark ML	13,230	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	5,262,541	1,316,595	3,908,706	1,159,647

M&E - 1.70% - MEMBERS Freedom	655,197	—	—	16,040

M&E - 1.80% - Landmark	1,486,765	272,210	1,417,242	76,149

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	82,583	—	34,494	686

M&E - 1.80% - Landmark ML	487,642	31,461	1,570,236	243,371

See accompanying notes.

106

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	646,037	202,744	618,968	170,597

M&E - 1.90% - MEMBERS Freedom	60,594	—	—	—

M&E - 1.95% - Landmark	230,370	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	466,644	151,638	134,769	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	97,229	43,635	376,447	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

107

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.034599	$1.080866	$1.057019	$1.010238

M&E - 1.30% - Suntrust Landmark	$1.034599	$—	$—	$—

M&E - 1.30% - Landmark Select	$1.034599	$1.080866	$1.057019	$—

M&E - 1.30% - Huntington Landmark	$1.034599	$1.080866	$1.057019	$1.010238

M&E - 1.30% - Landmark ML	$1.034599	$1.080866	$1.057019	$1.010238

M&E - 1.30% - MEMBERS Landmark	$1.034599	$—	$—	$1.010238

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.031189	$1.077338	$1.053540	$1.008908

M&E - 1.50% - Suntrust Landmark	$1.031189	$—	$—	$—

M&E - 1.50% - Landmark Select	$1.031189	$1.077338	$1.053540	$—

M&E - 1.50% - Huntington Landmark	$1.031189	$1.077338	$1.053540	$1.008908

M&E - 1.50% - Landmark ML	$1.031189	$1.077338	$1.053540	$1.008908

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.031189	$—	$—	$1.008908

M&E - 1.55% - Landmark	$1.017816	$—	$—	$1.008581

M&E - 1.55% - Landmark ML	$1.017816	$—	$—	$1.008581

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$1.027806	$1.073796	$1.050102	$1.007584

M&E - 1.70% - MEMBERS Freedom	$1.027806	$—	$—	$1.007584

M&E - 1.80% - Landmark	$1.026124	$1.072035	$1.048376	$1.006923

M&E - 1.80% - Suntrust Landmark	$1.026124	$—	$—	$—

M&E - 1.80% - Landmark Select	$1.026124	$1.072035	$1.048376	$—

M&E - 1.80% - Huntington Landmark	$1.026124	$1.072035	$1.048376	$1.006923

M&E - 1.80% - Landmark ML	$1.026124	$1.072035	$1.048376	$1.006923

See accompanying notes.

108

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$1.024432	$1.070287	$1.046658	$1.006254

M&E - 1.90% - MEMBERS Freedom	$1.024432	$—	$—	$1.006254

M&E - 1.95% - Landmark	$1.023603	$—	$—	$1.005932

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.022771	$1.068543	$1.044944	$1.005607

M&E - 2.00% - Suntrust Landmark	$1.022771	$—	$—	$—

M&E - 2.00% - Landmark Select	$1.022771	$1.068543	$1.044944	$—

M&E - 2.00% - Huntington Landmark	$1.022771	$1.068543	$1.044944	$1.005607

M&E - 2.00% - Landmark ML	$1.022771	$1.068543	$1.044944	$1.005607

M&E - 2.05% - Landmark	$1.014482	$—	$—	$1.005271

M&E - 2.05% - Landmark ML	$1.014482	$—	$—	$1.005271

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$1.019435	$1.065045	$1.041531	$—

M&E - 2.30% - Landmark	$1.017785	$1.063310	$1.039838	$—

M&E - 2.30% - Suntrust Landmark	$1.017785	$—	$—	$—

M&E - 2.30% - Landmark Select	$1.017785	$1.063310	$1.039838	$—

M&E - 2.30% - Huntington Landmark	$1.017785	$1.063310	$1.039838	$—

M&E - 2.30% - Landmark ML	$1.017785	$1.063310	$1.039838	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$1.047037	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

109

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	2,628,444.594	142,470.019

Cost	$—	$—	$13,181,200	$5,202,237

Number of shares - Service	953,417.998	638,596.351	—	—

Cost	$9,559,679	$6,298,173	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$9,667,658	$6,347,648	$18,583,103	$5,064,809
Receivable for units sold	25	—	15	2

Total assets	9,667,683	6,347,648	18,583,118	5,064,811

Liabilities
Payable for units redeemed	—	23	—	—

Total net assets	$9,667,683	$6,347,625	$18,583,118	$5,064,811

Net Assets:
Deferred annuity contracts terminable by owners	$9,667,683	$6,347,625	$18,583,118	$5,064,811

Total net assets	$9,667,683	$6,347,625	$18,583,118	$5,064,811

See accompanying notes.

110

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	983,248	178,951

M&E - 1.25% - Landmark ML	—	—	2,998	3,931

M&E - 1.25% - Freedom	—	—	46,421	—

M&E - 1.30% - Landmark	—	—	4,660,921	1,948,280

M&E - 1.30% - Suntrust Landmark	—	—	140,982	—

M&E - 1.30% - Landmark Select	—	—	10,428	25,630

M&E - 1.30% - Huntington Landmark	—	—	188,319	74,825

M&E - 1.30% - Landmark ML	—	—	228,381	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	203,995	60,836

M&E - 1.40% - Landmark ML	—	—	116,464	37,965

M&E - 1.40% - Freedom	—	—	125,776	6,834

M&E - 1.50% - Landmark	—	—	1,763,552	425,366

M&E - 1.50% - Suntrust Landmark	—	—	—	190

M&E - 1.50% - Landmark Select	—	—	—	36,613

M&E - 1.50% - Huntington Landmark	—	—	12,707	13,311

M&E - 1.50% - Landmark ML	—	—	44,640	40,393

M&E - 1.50% - Freedom	—	—	122,255	15,358

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	8,278,051	1,741,311

M&E - 1.55% - Landmark ML	—	—	903,302	438,675

M&E - 1.65% - Freedom	—	—	48,334	53,038

M&E - 1.70% - Freedom	—	—	221,619	75,427

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	145,863	37,614

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	13,974

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

111

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	78,674	1,805

M&E - 1.90% - Freedom	—	—	47,269	19,076

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	4,671	5,887

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	77,668	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

112

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$1.032385	$0.964999

M&E - 1.25% - Landmark ML	$—	$—	$1.032385	$0.964999

M&E - 1.25% - Freedom	$—	$—	$0.776039	$0.964999

M&E - 1.30% - Landmark	$—	$—	$1.026935	$0.964665

M&E - 1.30% - Suntrust Landmark	$—	$—	$1.026935	$0.964665

M&E - 1.30% - Landmark Select	$—	$—	$1.026935	$0.964665

M&E - 1.30% - Huntington Landmark	$—	$—	$0.805842	$0.964665

M&E - 1.30% - Landmark ML	$—	$—	$1.026935	$0.964665

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$1.016170	$0.964032

M&E - 1.40% - Landmark ML	$—	$—	$1.016170	$0.964032

M&E - 1.40% - Freedom	$—	$—	$0.991573	$0.964032

M&E - 1.50% - Landmark	$—	$—	$1.005530	$0.963374

M&E - 1.50% - Suntrust Landmark	$—	$—	$1.005530	$0.963374

M&E - 1.50% - Landmark Select	$—	$—	$1.005530	$0.963374

M&E - 1.50% - Huntington Landmark	$—	$—	$0.797463	$0.963374

M&E - 1.50% - Landmark ML	$—	$—	$1.005530	$0.963374

M&E - 1.50% - Freedom	$—	$—	$1.005530	$0.963374

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$1.000243	$0.963057

M&E - 1.55% - Landmark ML	$—	$—	$1.000243	$0.963057

M&E - 1.65% - Freedom	$—	$—	$0.989806	$0.962417

M&E - 1.70% - Freedom	$—	$—	$0.839720	$0.962082

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$0.974332	$0.961445

M&E - 1.80% - Suntrust Landmark	$—	$—	$0.974332	$0.961445

M&E - 1.80% - Landmark Select	$—	$—	$0.974332	$0.961445

M&E - 1.80% - Huntington Landmark	$—	$—	$0.785033	$0.961445

M&E - 1.80% - Landmark ML	$—	$—	$0.974332	$0.961445

See accompanying notes.

113

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$1.261236	$0.961131

M&E - 1.90% - Freedom	$—	$—	$0.828764	$0.960808

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$1.243394	$0.960163

M&E - 2.00% - Suntrust Landmark	$—	$—	$1.243394	$0.960163

M&E - 2.00% - Landmark Select	$—	$—	$1.243394	$0.960163

M&E - 2.00% - Huntington Landmark	$—	$—	$0.776873	$0.960163

M&E - 2.00% - Landmark ML	$—	$—	$1.243394	$0.960163

M&E - 2.05% - Landmark	$—	$—	$0.949092	$0.959848

M&E - 2.05% - Landmark ML	$—	$—	$0.949092	$0.959848

M&E - 2.15% - Freedom	$—	$—	$1.225828	$0.959203

M&E - 2.20% - Freedom	$—	$—	$0.812630	$0.958890

M&E - 2.30% - Landmark	$—	$—	$1.208522	$0.958251

M&E - 2.30% - Suntrust Landmark	$—	$—	$1.208522	$0.958251

M&E - 2.30% - Landmark Select	$—	$—	$1.208522	$0.958251

M&E - 2.30% - Huntington Landmark	$—	$—	$0.764838	$0.958251

M&E - 2.30% - Landmark ML	$—	$—	$1.208522	$0.958251

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

114

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	4,802,382	3,616,341	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	48,621	58,485	—	—

M&E - 1.30% - Landmark ML	392,481	798,608	—	—

M&E - 1.30% - MEMBERS Landmark	2,196,590	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	1,433,985	1,368,853	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	53,798	—	—

M&E - 1.50% - Landmark ML	—	163,536	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	182,849	—	—	—

M&E - 1.55% - Landmark	195,516	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	184,213	116,554	—	—

M&E - 1.70% - MEMBERS Freedom	22,674	—	—	—

M&E - 1.80% - Landmark	112,449	30,661	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	80,644	—	—

See accompanying notes.

115

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	33,482	93,058	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	15,144	30,576	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

116

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.005291	$0.990317	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$1.005291	$0.990317	$—	$—

M&E - 1.30% - Landmark ML	$1.005291	$0.990317	$—	$—

M&E - 1.30% - MEMBERS Landmark	$1	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.003956	$0.989747	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$1.003956	$0.989747	$—	$—

M&E - 1.50% - Landmark ML	$1.003956	$0.989747	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.003956	$—	$—	$—

M&E - 1.55% - Landmark	$1.003629	$0.989610	$—	$—

M&E - 1.55% - Landmark ML	$1.003629	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$1.002635	$0.989191	$—	$—

M&E - 1.70% - MEMBERS Freedom	$1.002635	$—	$—	$—

M&E - 1.80% - Landmark	$1.001982	$0.988910	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$1.001982	$0.988910	$—	$—

M&E - 1.80% - Landmark ML	$1.001982	$0.988910	$—	$—

See accompanying notes.

117

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$1.001328	$0.988629	$—	$—

M&E - 1.90% - MEMBERS Freedom	$1.001328	$—	$—	$—

M&E - 1.95% - Landmark	$1.000988	$0.988494	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.000675	$0.988353	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$1.000675	$0.988353	$—	$—

M&E - 2.00% - Landmark ML	$1.000675	$0.988353	$—	$—

M&E - 2.05% - Landmark	$1.000348	$1	$—	$—

M&E - 2.05% - Landmark ML	$1.000348	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

118

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,913,838.776	682,388.160	2,775,828.070	347,632.286

Cost	$57,731,609	$17,437,197	$30,579,174	$10,786,343

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$60,199,909	$20,730,952	$33,337,695	$15,010,762
Receivable for units sold	2	—	9	—

Total assets	60,199,911	20,730,952	33,337,704	15,010,762

Liabilities
Payable for units redeemed	—	14	—	34

Total net assets	$60,199,911	$20,730,938	$33,337,704	$15,010,728

Net Assets:
Deferred annuity contracts terminable by owners	$60,199,911	$20,730,938	$33,337,704	$15,010,728

Total net assets	$60,199,911	$20,730,938	$33,337,704	$15,010,728

See accompanying notes.

119

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	3,132,005	867,482	—	719,356

M&E - 1.25% - Landmark ML	661,916	190,771	—	102,481

M&E - 1.25% - Freedom	245,596	96,222	—	27,932

M&E - 1.30% - Landmark	10,800,877	3,044,002	12,119,220	1,443,467

M&E - 1.30% - Suntrust Landmark	12,685	—	—	—

M&E - 1.30% - Landmark Select	—	10,764	9,288	3,768

M&E - 1.30% - Huntington Landmark	397,834	16,623	241,499	12,886

M&E - 1.30% - Landmark ML	828,047	559,724	729,401	26,189

M&E - 1.30% - MEMBERS Landmark	—	—	232,188	—

M&E - 1.40% - Landmark	1,090,567	415,483	—	595,129

M&E - 1.40% - Landmark ML	328,391	199,019	—	164,500

M&E - 1.40% - Freedom	709,650	39,414	—	330,812

M&E - 1.50% - Landmark	12,864,778	5,643,181	4,155,018	2,066,071

M&E - 1.50% - Suntrust Landmark	5,731	—	—	—

M&E - 1.50% - Landmark Select	33,212	—	—	—

M&E - 1.50% - Huntington Landmark	99,980	86,635	15,707	5,614

M&E - 1.50% - Landmark ML	3,634,420	1,907,287	1,605,561	433,963

M&E - 1.50% - Freedom	60,498	122,510	—	28,645

M&E - 1.50% - MEMBERS Landmark	—	—	88,160	—

M&E - 1.55% - Landmark	11,915,989	6,408,460	—	5,850,004

M&E - 1.55% - Landmark ML	1,757,990	1,423,374	—	1,296,348

M&E - 1.65% - Freedom	20,421	36,341	16,397	66,488

M&E - 1.70% - Freedom	1,463,811	299,751	1,427,904	147,372

M&E - 1.70% - MEMBERS Freedom	—	—	4,717	—

M&E - 1.80% - Landmark	106,704	72,656	992,565	24,264

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	6,372	—	10,612	—

M&E - 1.80% - Landmark ML	45,791	—	30,335	—

See accompanying notes.

120

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	11,766	1,316	2,958	1,249

M&E - 1.90% - Freedom	12,950	24,093	904	22,343

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	1,136,419	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	49,390	—

M&E - 2.00% - Landmark	26,252	53,365	337,480	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	12,481	—	29,337	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	295,627	173,806	—	80,092

M&E - 2.20% - Freedom	135,629	131,381	—	10,248

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	46,934	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

121

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.186830	$0.910853	$—	$1.418737

M&E - 1.25% - Landmark ML	$1.186830	$0.910853	$—	$1.418737

M&E - 1.25% - Freedom	$0.937350	$1.039502	$—	$1.202220

M&E - 1.30% - Landmark	$1.308696	$1.214190	$1.440290	$2.058824

M&E - 1.30% - Suntrust Landmark	$1.308696	$1.214190	$—	$2.058824

M&E - 1.30% - Landmark Select	$1.308696	$1.214190	$1.440290	$2.058824

M&E - 1.30% - Huntington Landmark	$0.954551	$1.023843	$1.440290	$1.188992

M&E - 1.30% - Landmark ML	$1.308696	$1.214190	$1.440290	$2.058824

M&E - 1.30% - MEMBERS Landmark	$—	$—	$1.440290	$—

M&E - 1.40% - Landmark	$1.166494	$0.895253	$—	$0.727505

M&E - 1.40% - Landmark ML	$1.166494	$0.895253	$—	$0.727505

M&E - 1.40% - Freedom	$1.236296	$1.275754	$—	$1.859432

M&E - 1.50% - Landmark	$1.153153	$0.884994	$1.428555	$1.378468

M&E - 1.50% - Suntrust Landmark	$1.153153	$0.884994	$—	$1.378468

M&E - 1.50% - Landmark Select	$1.153153	$0.884994	$1.428555	$1.378468

M&E - 1.50% - Huntington Landmark	$0.944631	$1.013149	$1.428555	$1.176561

M&E - 1.50% - Landmark ML	$1.153153	$0.884994	$1.428555	$1.378468

M&E - 1.50% - Freedom	$1.153153	$0.884994	$—	$0.787645

M&E - 1.50% - MEMBERS Landmark	$—	$—	$1.428555	$—

M&E - 1.55% - Landmark	$1.146547	$0.879919	$—	$0.782899

M&E - 1.55% - Landmark ML	$1.146547	$0.879919	$—	$0.782899

M&E - 1.65% - Freedom	$1.133452	$0.869862	$1.419893	$0.773516

M&E - 1.70% - Freedom	$1.048987	$1.034153	$1.417003	$1.350803

M&E - 1.70% - MEMBERS Freedom	$—	$—	$1.417003	$—

M&E - 1.80% - Landmark	$1.241644	$1.151979	$1.411267	$1.953385

M&E - 1.80% - Suntrust Landmark	$1.241644	$1.151979	$—	$1.953385

M&E - 1.80% - Landmark Select	$1.241644	$1.151979	$1.411267	$1.953385

M&E - 1.80% - Huntington Landmark	$0.929923	$0.997386	$1.411267	$1.158294

M&E - 1.80% - Landmark ML	$1.241644	$1.151979	$1.411267	$1.953385

See accompanying notes.

122

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$1.486095	$1.390209	$1.408399	$2.316756

M&E - 1.90% - Freedom	$1.035305	$1.020685	$1.405556	$1.333176

M&E - 1.90% - MEMBERS Freedom	$—	$—	$1.405556	$—

M&E - 1.95% - Landmark	$—	$—	$1.402702	$—

M&E - 1.95% - Landmark Select	$—	$—	$1.402702	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$1.402702	$—

M&E - 1.95% - Landmark ML	$—	$—	$1.402702	$—

M&E - 2.00% - Landmark	$1.465123	$1.370558	$1.399856	$2.284024

M&E - 2.00% - Suntrust Landmark	$1.465123	$1.370558	$—	$2.284024

M&E - 2.00% - Landmark Select	$1.465123	$1.370558	$1.399856	$2.284024

M&E - 2.00% - Huntington Landmark	$0.920244	$0.987050	$1.399856	$1.146264

M&E - 2.00% - Landmark ML	$1.465123	$1.370558	$1.399856	$2.284024

M&E - 2.05% - Landmark	$1.209535	$1.122223	$—	$1.902897

M&E - 2.05% - Landmark ML	$1.209535	$1.122223	$—	$1.902897

M&E - 2.15% - Freedom	$1.444404	$1.351205	$1.391388	$2.251748

M&E - 2.20% - Freedom	$1.015163	$1.000835	$1.388573	$1.307262

M&E - 2.30% - Landmark	$1.424018	$1.332167	$1.382939	$2.220014

M&E - 2.30% - Suntrust Landmark	$1.424018	$1.332167	$—	$2.220014

M&E - 2.30% - Landmark Select	$1.424018	$1.332167	$1.382939	$2.220014

M&E - 2.30% - Huntington Landmark	$0.906020	$0.971730	$1.382939	$1.128494

M&E - 2.30% - Landmark ML	$1.424018	$1.332167	$1.382939	$2.220014

M&E - 2.35% - Freedom	$—	$—	$1.380167	$—

M&E - 2.45% - Landmark	$—	$—	$1.374618	$—

M&E - 2.45% - Landmark Select	$—	$—	$1.374618	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$1.374618	$—

M&E - 2.45% - Landmark ML	$—	$—	$1.374618	$—

See accompanying notes.

123

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

124

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

125

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

126

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

127

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	181,553.532	970,097.384	2,895,135.728	2,933,625.237

Cost	$2,700,809	$26,246,736	$45,287,165	$53,165,469

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,826,788	$29,413,353	$43,455,987	$58,085,780
Receivable for units sold	—	8	—	50

Total assets	2,826,788	29,413,361	43,455,987	58,085,830

Liabilities
Payable for units redeemed	2	—	26	—

Total net assets	$2,826,786	$29,413,361	$43,455,961	$58,085,830

Net Assets:
Deferred annuity contracts terminable by owners	$2,826,786	$29,413,361	$43,455,961	$58,085,830

Total net assets	$2,826,786	$29,413,361	$43,455,961	$58,085,830

See accompanying notes.

128

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	269,338	1,573,432	282,646	1,106,482

M&E - 1.25% - Landmark ML	—	334,021	42,074	135,979

M&E - 1.25% - Freedom	8,810	177,227	67,562	172,886

M&E - 1.30% - Landmark	—	6,005,917	9,283,862	10,147,917

M&E - 1.30% - Suntrust Landmark	—	9,150	—	46,069

M&E - 1.30% - Landmark Select	—	19,635	13,366	65,537

M&E - 1.30% - Huntington Landmark	—	55,713	38,624	202,242

M&E - 1.30% - Landmark ML	—	245,833	193,919	414,454

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	396,301	985,151	372,809	939,167

M&E - 1.40% - Landmark ML	85,062	417,263	213,713	274,927

M&E - 1.40% - Freedom	67,291	1,251,718	147,641	1,393,333

M&E - 1.50% - Landmark	414,383	6,943,163	5,481,875	4,919,226

M&E - 1.50% - Suntrust Landmark	—	—	1,446	18,791

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	27,281	44,705	118,423

M&E - 1.50% - Landmark ML	214,551	960,053	314,363	532,273

M&E - 1.50% - Freedom	—	23,290	—	179,360

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	89,398	13,498,040	8,032,793	17,000,013

M&E - 1.55% - Landmark ML	238,913	2,061,463	1,240,556	1,517,775

M&E - 1.65% - Freedom	—	399,295	100,846	1,570,413

M&E - 1.70% - Freedom	—	517,731	831,485	1,127,996

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	122,337	138,125	328,980

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	829	26,894

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

129

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	292	1,304	96,099

M&E - 1.90% - Freedom	—	30,668	61,114	131,806

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	35,966	50,834	51,112

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	157,234	110,354	67,832

M&E - 2.20% - Freedom	—	28,035	12,361	117,117

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

130

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.624295	$0.862311	$1.645861	$1.405624

M&E - 1.25% - Landmark ML	$1.624295	$0.862311	$1.645861	$1.405624

M&E - 1.25% - Freedom	$1.103689	$0.848319	$1.286900	$1.042673

M&E - 1.30% - Landmark	$—	$1.091246	$1.637182	$1.398243

M&E - 1.30% - Suntrust Landmark	$—	$1.091246	$1.637182	$1.398243

M&E - 1.30% - Landmark Select	$—	$1.091246	$1.637182	$1.398243

M&E - 1.30% - Huntington Landmark	$—	$0.851072	$1.325715	$1.068323

M&E - 1.30% - Landmark ML	$—	$1.091246	$1.637182	$1.398243

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$1.590394	$0.686613	$1.620011	$1.383572

M&E - 1.40% - Landmark ML	$1.590394	$0.618340	$1.620011	$1.383572

M&E - 1.40% - Freedom	$1.614647	$1.130727	$1.638533	$1.305831

M&E - 1.50% - Landmark	$1.578171	$0.837856	$1.603039	$1.369109

M&E - 1.50% - Suntrust Landmark	$—	$0.837856	$1.603039	$1.369109

M&E - 1.50% - Landmark Select	$—	$0.837856	$1.603039	$1.369109

M&E - 1.50% - Huntington Landmark	$—	$0.842169	$1.311867	$1.057194

M&E - 1.50% - Landmark ML	$1.578171	$0.837856	$1.603039	$1.369109

M&E - 1.50% - Freedom	$1.571341	$0.678370	$1.603039	$1.369109

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.561949	$0.674291	$1.594598	$1.361906

M&E - 1.55% - Landmark ML	$1.561949	$0.674291	$1.594598	$1.361906

M&E - 1.65% - Freedom	$1.543179	$0.666178	$1.577982	$1.347697

M&E - 1.70% - Freedom	$—	$0.988220	$1.348707	$1.135216

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$1.035342	$1.553292	$1.326630

M&E - 1.80% - Suntrust Landmark	$—	$1.035342	$1.553292	$1.326630

M&E - 1.80% - Landmark Select	$—	$1.035342	$1.553292	$1.326630

M&E - 1.80% - Huntington Landmark	$—	$0.829069	$1.291440	$1.040731

M&E - 1.80% - Landmark ML	$—	$1.035342	$1.553292	$1.326630

See accompanying notes.

131

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$1.348095	$2.010799	$1.419898

M&E - 1.90% - Freedom	$—	$0.975324	$1.331144	$1.120421

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$1.329046	$1.982307	$1.399786

M&E - 2.00% - Suntrust Landmark	$—	$1.329046	$1.982307	$1.399786

M&E - 2.00% - Landmark Select	$—	$1.329046	$1.982307	$1.399786

M&E - 2.00% - Huntington Landmark	$—	$0.820458	$1.278043	$1.029931

M&E - 2.00% - Landmark ML	$—	$1.329046	$1.982307	$1.399786

M&E - 2.05% - Landmark	$—	$1.008569	$1.513125	$1.292335

M&E - 2.05% - Landmark ML	$—	$1.008569	$1.513125	$1.292335

M&E - 2.15% - Freedom	$—	$1.310256	$1.954296	$1.380050

M&E - 2.20% - Freedom	$—	$0.956365	$1.305247	$1.098685

M&E - 2.30% - Landmark	$—	$1.291791	$1.926801	$1.360551

M&E - 2.30% - Suntrust Landmark	$—	$1.291791	$1.926801	$1.360551

M&E - 2.30% - Landmark Select	$—	$1.291791	$1.926801	$1.360551

M&E - 2.30% - Huntington Landmark	$—	$0.807750	$1.258230	$1.013971

M&E - 2.30% - Landmark ML	$—	$1.291791	$1.926801	$1.360551

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

132

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

133

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

134

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

135

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

136

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund®	Fidelity VIP Equity-Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	7,645,075.937	2,300,815.564	721,403.893	78,867.681

Cost	$194,846,176	$46,553,997	$24,415,129	$1,125,941

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$198,771,974	$45,142,001	$30,039,258	$1,703,542
Receivable for units sold	—	—	—	—

Total assets	198,771,974	45,142,001	30,039,258	1,703,542

Liabilities
Payable for units redeemed	1	36	24	10

Total net assets	$198,771,973	$45,141,965	$30,039,234	$1,703,532

Net Assets:
Deferred annuity contracts terminable by owners	$198,771,973	$45,141,965	$30,039,234	$1,703,532

Total net assets	$198,771,973	$45,141,965	$30,039,234	$1,703,532

See accompanying notes.

137

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund®	Fidelity VIP Equity-Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	3,940,964	1,394,513	1,507,301	178,377

M&E - 1.25% - Landmark ML	416,578	94,218	254,418	71,820

M&E - 1.25% - Freedom	1,220,625	390,176	131,753	7,051

M&E - 1.30% - Landmark	28,884,697	6,170,972	5,668,693	—

M&E - 1.30% - Suntrust Landmark	95,620	54,183	6,960	—

M&E - 1.30% - Landmark Select	253,333	153,835	39,712	—

M&E - 1.30% - Huntington Landmark	1,320,868	215,836	120,176	—

M&E - 1.30% - Landmark ML	1,891,018	368,249	353,915	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	4,283,149	1,252,096	715,853	13,648

M&E - 1.40% - Landmark ML	1,757,633	305,423	366,827	89,094

M&E - 1.40% - Freedom	5,959,492	904,340	502,407	43,062

M&E - 1.50% - Landmark	19,024,225	7,119,197	5,876,205	846,571

M&E - 1.50% - Suntrust Landmark	34,568	94,581	224,770	—

M&E - 1.50% - Landmark Select	5,273	3,544	29,022	—

M&E - 1.50% - Huntington Landmark	457,453	138,483	52,308	—

M&E - 1.50% - Landmark ML	2,381,989	1,559,097	836,343	132,585

M&E - 1.50% - Freedom	150,291	55,576	58,438	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	45,576,363	11,324,958	10,428,301	27,136

M&E - 1.55% - Landmark ML	5,311,678	2,347,818	1,468,758	112,696

M&E - 1.65% - Freedom	1,262,159	111,980	84,069	—

M&E - 1.70% - Freedom	2,943,124	384,380	337,148	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	653,783	311,101	96,703	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	3,138	—

M&E - 1.80% - Huntington Landmark	32,572	407	—	—

M&E - 1.80% - Landmark ML	44,209	—	—	—

See accompanying notes.

138

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	111,422	65,533	1,797	—

M&E - 1.90% - Freedom	430,252	198,709	81,967	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	96,861	40,042	69,646	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	596,671	65,468	91,152	—

M&E - 2.20% - Freedom	351,645	32,160	59,401	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

139

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.722877	$1.263782	$0.981851	$1.182989

M&E - 1.25% - Landmark ML	$1.722877	$1.263782	$0.981851	$1.182989

M&E - 1.25% - Freedom	$1.065865	$0.894141	$1.066148	$1.034030

M&E - 1.30% - Landmark	$1.751320	$1.342765	$1.216905	$—

M&E - 1.30% - Suntrust Landmark	$1.751320	$1.342765	$1.216905	$—

M&E - 1.30% - Landmark Select	$1.751320	$1.342765	$1.216905	$—

M&E - 1.30% - Huntington Landmark	$1.028077	$0.922373	$0.975578	$—

M&E - 1.30% - Landmark ML	$1.751320	$1.342765	$1.216905	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$1.424962	$1.343597	$0.965031	$0.909910

M&E - 1.40% - Landmark ML	$1.424962	$1.343597	$0.965031	$0.909910

M&E - 1.40% - Freedom	$1.541509	$1.254072	$1.254566	$1.311477

M&E - 1.50% - Landmark	$1.673956	$1.227884	$0.954001	$1.149391

M&E - 1.50% - Suntrust Landmark	$1.673956	$1.227884	$0.954001	$—

M&E - 1.50% - Landmark Select	$1.673956	$1.227884	$0.954001	$—

M&E - 1.50% - Huntington Landmark	$1.017349	$0.912765	$0.965415	$—

M&E - 1.50% - Landmark ML	$1.673956	$1.227884	$0.954001	$1.149391

M&E - 1.50% - Freedom	$1.407273	$1.326902	$0.954001	$0.898556

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.398505	$1.318619	$0.948503	$0.892974

M&E - 1.55% - Landmark ML	$1.398505	$1.318619	$0.948503	$0.892974

M&E - 1.65% - Freedom	$1.381167	$1.302270	$0.937646	$0.881980

M&E - 1.70% - Freedom	$1.115943	$1.013963	$1.104710	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.661602	$1.273999	$1.154603	$—

M&E - 1.80% - Suntrust Landmark	$1.661602	$1.273999	$1.154603	$—

M&E - 1.80% - Landmark Select	$1.661602	$1.273999	$1.154603	$—

M&E - 1.80% - Huntington Landmark	$1.001507	$0.898539	$0.950403	$—

M&E - 1.80% - Landmark ML	$1.661602	$1.273999	$1.154603	$—

See accompanying notes.

140

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$1.886392	$1.526280	$1.477149	$—

M&E - 1.90% - Freedom	$1.101364	$1.000726	$1.090321	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.859698	$1.504685	$1.456242	$—

M&E - 2.00% - Suntrust Landmark	$1.859698	$1.504685	$1.456242	$—

M&E - 2.00% - Landmark Select	$1.859698	$1.504685	$1.456242	$—

M&E - 2.00% - Huntington Landmark	$0.991099	$0.889212	$0.940520	$—

M&E - 2.00% - Landmark ML	$1.859698	$1.504685	$1.456242	$—

M&E - 2.05% - Landmark	$1.618641	$1.241082	$1.124757	$—

M&E - 2.05% - Landmark ML	$1.618641	$1.241082	$1.124757	$—

M&E - 2.15% - Freedom	$1.833426	$1.483459	$1.435693	$—

M&E - 2.20% - Freedom	$1.079970	$0.981252	$1.069132	$—

M&E - 2.30% - Landmark	$1.807584	$1.462504	$1.415464	$—

M&E - 2.30% - Suntrust Landmark	$1.807584	$1.462504	$1.415464	$—

M&E - 2.30% - Landmark Select	$1.807584	$1.462504	$1.415464	$—

M&E - 2.30% - Huntington Landmark	$0.975767	$0.875445	$0.925948	$—

M&E - 2.30% - Landmark ML	$1.807584	$1.462504	$1.415464	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

141

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

142

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

143

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

144

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

145

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	6,162,178.695	5,716,960.980	3,999,383.983	5,933,802.427

Cost	$181,465,507	$50,420,380	$59,025,083	$86,254,697

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$184,742,117	$63,915,624	$62,110,433	$89,422,403
Receivable for units sold	—	39	—	40

Total assets	184,742,117	63,915,663	62,110,433	89,422,443

Liabilities
Payable for units redeemed	91	—	39	—

Total net assets	$184,742,026	$63,915,663	$62,110,394	$89,422,443

Net Assets:
Deferred annuity contracts terminable by owners	$184,742,026	$63,915,663	$62,110,394	$89,422,443

Total net assets	$184,742,026	$63,915,663	$62,110,394	$89,422,443

See accompanying notes.

146

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	2,889,672	1,288,931	—	1,239,437

M&E - 1.25% - Landmark ML	350,692	56,022	—	45,666

M&E - 1.25% - Freedom	480,252	69,070	—	293,506

M&E - 1.30% - Landmark	16,556,425	10,963,437	32,436,985	28,503,714

M&E - 1.30% - Suntrust Landmark	116,474	46,396	—	2,626

M&E - 1.30% - Landmark Select	57,944	8,456	94,363	126,741

M&E - 1.30% - Huntington Landmark	938,947	204,253	885,456	685,369

M&E - 1.30% - Landmark ML	385,907	342,111	2,567,618	1,106,855

M&E - 1.30% - MEMBERS Landmark	—	—	3,144,379	1,154,916

M&E - 1.40% - Landmark	2,169,690	795,451	—	1,379,110

M&E - 1.40% - Landmark ML	1,478,480	258,225	—	435,282

M&E - 1.40% - Freedom	4,027,425	1,205,410	—	2,271,838

M&E - 1.50% - Landmark	14,926,629	5,104,389	8,225,580	12,501,444

M&E - 1.50% - Suntrust Landmark	41,804	8,521	—	—

M&E - 1.50% - Landmark Select	—	—	—	65,658

M&E - 1.50% - Huntington Landmark	130,104	39,959	494,480	370,904

M&E - 1.50% - Landmark ML	2,210,020	480,863	507,781	954,739

M&E - 1.50% - Freedom	74,140	116,024	—	339,719

M&E - 1.50% - MEMBERS Landmark	—	—	451,893	558,624

M&E - 1.55% - Landmark	28,615,015	15,151,077	—	18,112,672

M&E - 1.55% - Landmark ML	3,694,808	1,474,845	—	1,521,672

M&E - 1.65% - Freedom	760,184	842,833	—	345,465

M&E - 1.70% - Freedom	1,456,369	497,559	2,304,976	3,754,136

M&E - 1.70% - MEMBERS Freedom	—	—	310,339	837,431

M&E - 1.80% - Landmark	454,687	104,522	646,020	1,920,062

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	72,897	—	78,634	30,106

M&E - 1.80% - Landmark ML	—	23,674	207,553	19,641

See accompanying notes.

147

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	56,649	104,859	23,409	198,732

M&E - 1.90% - Freedom	138,644	231,688	286,901	172,147

M&E - 1.90% - MEMBERS Freedom	—	—	—	277,328

M&E - 1.95% - Landmark	—	—	1,050,894	—

M&E - 1.95% - Landmark Select	—	—	49,834	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	349,110	—

M&E - 2.00% - Landmark	26,429	29,712	267,630	532,453

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	57,803	1,461

M&E - 2.00% - Landmark ML	—	—	82,808	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	433,952	280,621	43,618	105,035

M&E - 2.20% - Freedom	300,740	33,641	—	22,123

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	202,445	—

M&E - 2.45% - Landmark	—	—	22,964	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

148

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$2.360244	$1.660490	$—	$1.131434

M&E - 1.25% - Landmark ML	$2.360244	$1.660490	$1.141029	$1.131434

M&E - 1.25% - Freedom	$1.108212	$0.976472	$—	$1.131434

M&E - 1.30% - Landmark	$2.203677	$1.651800	$1.138401	$1.128272

M&E - 1.30% - Suntrust Landmark	$2.203677	$1.651800	$1.138401	$1.128272

M&E - 1.30% - Landmark Select	$2.203677	$1.651800	$1.138401	$1.128272

M&E - 1.30% - Huntington Landmark	$1.076963	$1.034214	$1.138401	$1.164070

M&E - 1.30% - Landmark ML	$2.203677	$1.651800	$1.138401	$1.128272

M&E - 1.30% - MEMBERS Landmark	$—	$—	$1.138401	$1.128272

M&E - 1.40% - Landmark	$2.392732	$1.634493	$—	$1.121956

M&E - 1.40% - Landmark ML	$2.392732	$1.634493	$1.133170	$1.121956

M&E - 1.40% - Freedom	$1.822126	$1.394439	$—	$1.121956

M&E - 1.50% - Landmark	$2.293268	$1.617356	$1.127958	$1.115734

M&E - 1.50% - Suntrust Landmark	$2.293268	$1.617356	$1.127958	$1.115734

M&E - 1.50% - Landmark Select	$2.293268	$1.617356	$1.127958	$1.115734

M&E - 1.50% - Huntington Landmark	$1.065724	$1.023424	$1.127958	$1.151928

M&E - 1.50% - Landmark ML	$2.293268	$1.617356	$1.127958	$1.115734

M&E - 1.50% - Freedom	$2.362972	$1.617356	$—	$1.115734

M&E - 1.50% - MEMBERS Landmark	$—	$—	$1.127958	$1.115734

M&E - 1.55% - Landmark	$2.348232	$1.608870	$—	$1.112603

M&E - 1.55% - Landmark ML	$2.348232	$1.608870	$1.125360	$1.112603

M&E - 1.65% - Freedom	$2.319143	$1.592074	$1.120209	$1.106404

M&E - 1.70% - Freedom	$1.134282	$1.129479	$1.117617	$1.103334

M&E - 1.70% - MEMBERS Freedom	$—	$—	$1.117617	$1.103334

M&E - 1.80% - Landmark	$2.090762	$1.567161	$1.112499	$1.097186

M&E - 1.80% - Suntrust Landmark	$2.090762	$1.567161	$1.112499	$1.097186

M&E - 1.80% - Landmark Select	$2.090762	$1.567161	$1.112499	$1.097186

M&E - 1.80% - Huntington Landmark	$1.049137	$1.007517	$1.112499	$1.133996

M&E - 1.80% - Landmark ML	$2.090762	$1.567161	$1.112499	$1.097186

See accompanying notes.

149

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$2.490093	$1.993337	$1.109951	$1.094111

M&E - 1.90% - Freedom	$1.119481	$1.114771	$1.107412	$1.091097

M&E - 1.90% - MEMBERS Freedom	$—	$—	$1.107412	$1.091097

M&E - 1.95% - Landmark	$—	$—	$1.104879	$—

M&E - 1.95% - Landmark Select	$—	$—	$1.104879	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$1.104879	$—

M&E - 1.95% - Landmark ML	$—	$—	$1.104879	$—

M&E - 2.00% - Landmark	$2.454908	$1.965138	$1.102363	$1.085023

M&E - 2.00% - Suntrust Landmark	$2.454908	$1.965138	$1.102363	$1.085023

M&E - 2.00% - Landmark Select	$2.454908	$1.965138	$1.102363	$1.085023

M&E - 2.00% - Huntington Landmark	$1.038231	$0.997044	$1.102363	$1.122238

M&E - 2.00% - Landmark ML	$2.454908	$1.965138	$1.102363	$1.085023

M&E - 2.05% - Landmark	$2.036752	$1.526626	$—	$1.082009

M&E - 2.05% - Landmark ML	$2.036752	$1.526626	$1.099827	$1.082009

M&E - 2.15% - Freedom	$2.420258	$1.937400	$1.094795	$1.076059

M&E - 2.20% - Freedom	$1.097720	$1.093101	$1.092299	$1.073057

M&E - 2.30% - Landmark	$2.386072	$1.910105	$1.087314	$1.067114

M&E - 2.30% - Suntrust Landmark	$2.386072	$1.910105	$1.087314	$1.067114

M&E - 2.30% - Landmark Select	$2.386072	$1.910105	$1.087314	$1.067114

M&E - 2.30% - Huntington Landmark	$1.022164	$0.981619	$1.087314	$1.104865

M&E - 2.30% - Landmark ML	$2.386072	$1.910105	$1.087314	$1.067114

M&E - 2.35% - Freedom	$—	$—	$1.084833	$—

M&E - 2.45% - Landmark	$—	$—	$1.079898	$—

M&E - 2.45% - Landmark Select	$—	$—	$1.079898	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$1.079898	$—

M&E - 2.45% - Landmark ML	$—	$—	$1.079898	$—

See accompanying notes.

150

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

151

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

152

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

153

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

154

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,030,640.679	2,933,883.116	8,819,888.377	5,443,058.016

Cost	$16,002,594	$39,315,059	$66,038,914	$89,054,632

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$17,747,632	$42,159,900	$74,880,852	$99,662,392
Receivable for units sold	—	18	—	—

Total assets	17,747,632	42,159,918	74,880,852	99,662,392

Liabilities
Payable for units redeemed	5	—	15	26

Total net assets	$17,747,627	$42,159,918	$74,880,837	$99,662,366

Net Assets:
Deferred annuity contracts terminable by owners	$17,747,627	$42,159,918	$74,880,837	$99,662,366

Total net assets	$17,747,627	$42,159,918	$74,880,837	$99,662,366

See accompanying notes.

155

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	529,968	1,061,115	—	—

M&E - 1.25% - Landmark ML	—	155,347	—	—

M&E - 1.25% - Freedom	334,814	21,545	—	—

M&E - 1.30% - Landmark	5,689,439	12,954,547	27,303,994	43,410,989

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	64,022	14,421

M&E - 1.30% - Huntington Landmark	135,135	121,914	2,171,779	4,249,038

M&E - 1.30% - Landmark ML	209,630	359,179	1,901,457	5,739,566

M&E - 1.30% - MEMBERS Landmark	—	—	—	1,562,001

M&E - 1.40% - Landmark	498,859	1,198,168	—	—

M&E - 1.40% - Landmark ML	83,053	506,366	—	—

M&E - 1.40% - Freedom	363,242	853,433	—	—

M&E - 1.50% - Landmark	4,313,422	8,434,799	10,608,245	12,024,492

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	19,916

M&E - 1.50% - Huntington Landmark	108,463	327,889	551,934	1,435,920

M&E - 1.50% - Landmark ML	99,856	813,435	457,741	797,735

M&E - 1.50% - Freedom	40,108	13,359	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	85,433

M&E - 1.55% - Landmark	5,819,814	14,209,372	—	—

M&E - 1.55% - Landmark ML	162,446	1,044,082	—	—

M&E - 1.65% - Freedom	128,881	144,366	—	—

M&E - 1.70% - Freedom	959,380	1,686,786	1,993,472	3,290,197

M&E - 1.70% - MEMBERS Freedom	—	—	—	386,563

M&E - 1.80% - Landmark	250,836	259,443	1,615,270	2,267,561

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	8,797	21,304	11,162	48,830

M&E - 1.80% - Landmark ML	14,616	10,618	99,358	374,998

See accompanying notes.

156

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	167,026	—	—

M&E - 1.90% - Freedom	35,812	175,124	499,243	516,094

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	1,631,267	615,852

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	46,739	1,218,633

M&E - 2.00% - Landmark	49,378	81,312	332,354	363,635

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	10,257	2,776

M&E - 2.00% - Landmark ML	10,021	3,112	65,333	27,001

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	141,277	2,909	—

M&E - 2.20% - Freedom	—	570,620	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	101,167	58,641

M&E - 2.45% - Landmark	—	—	84,912	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

157

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.904048	$0.941134	$—	$—

M&E - 1.25% - Landmark ML	$0.904048	$0.941134	$—	$—

M&E - 1.25% - Freedom	$0.904048	$0.941134	$—	$—

M&E - 1.30% - Landmark	$0.901525	$0.938505	$1.518385	$1.273134

M&E - 1.30% - Suntrust Landmark	$0.901525	$0.938505	$—	$—

M&E - 1.30% - Landmark Select	$0.901525	$0.938505	$1.518385	$1.273134

M&E - 1.30% - Huntington Landmark	$0.944479	$0.962188	$1.518385	$1.273134

M&E - 1.30% - Landmark ML	$0.901525	$0.938505	$1.518385	$1.273134

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$1.273134

M&E - 1.40% - Landmark	$0.896470	$0.933266	$—	$—

M&E - 1.40% - Landmark ML	$0.896470	$0.933266	$—	$—

M&E - 1.40% - Freedom	$0.896470	$0.934494	$—	$—

M&E - 1.50% - Landmark	$0.891475	$0.928048	$1.506093	$1.265353

M&E - 1.50% - Suntrust Landmark	$0.891475	$0.928048	$—	$—

M&E - 1.50% - Landmark Select	$0.891475	$0.928048	$1.506093	$1.265353

M&E - 1.50% - Huntington Landmark	$0.934632	$0.952145	$1.506093	$1.265353

M&E - 1.50% - Landmark ML	$0.891475	$0.928048	$1.506093	$1.265353

M&E - 1.50% - Freedom	$0.891475	$0.928048	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$1.265353

M&E - 1.55% - Landmark	$0.888968	$0.925467	$—	$—

M&E - 1.55% - Landmark ML	$0.888968	$0.925467	$—	$—

M&E - 1.65% - Freedom	$0.884025	$0.920281	$1.496889	$—

M&E - 1.70% - Freedom	$0.881589	$0.917740	$1.493843	$1.257639

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$1.257639

M&E - 1.80% - Landmark	$0.876671	$0.912612	$1.487796	$1.253785

M&E - 1.80% - Suntrust Landmark	$0.876671	$0.912612	$—	$—

M&E - 1.80% - Landmark Select	$0.876671	$0.912612	$1.487796	$1.253785

M&E - 1.80% - Huntington Landmark	$0.920063	$0.937332	$1.487796	$1.253785

M&E - 1.80% - Landmark ML	$0.876671	$0.912612	$1.487796	$1.253785

See accompanying notes.

158

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$0.874209	$0.910061	$1.484760	$—

M&E - 1.90% - Freedom	$0.871800	$0.907552	$1.481755	$1.249960

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$1.249960

M&E - 1.95% - Landmark	$—	$—	$1.478775	$1.248049

M&E - 1.95% - Landmark Select	$—	$—	$1.478775	$1.248049

M&E - 1.95% - Huntington Landmark	$—	$—	$1.478775	$1.248049

M&E - 1.95% - Landmark ML	$—	$—	$1.478775	$1.248049

M&E - 2.00% - Landmark	$0.866941	$0.902519	$1.475758	$1.246157

M&E - 2.00% - Suntrust Landmark	$0.866941	$0.902519	$—	$—

M&E - 2.00% - Landmark Select	$0.866941	$0.902519	$1.475758	$1.246157

M&E - 2.00% - Huntington Landmark	$0.910543	$0.927626	$1.475758	$1.246157

M&E - 2.00% - Landmark ML	$0.866941	$0.902519	$1.475758	$1.246157

M&E - 2.05% - Landmark	$0.864540	$0.900007	$—	$—

M&E - 2.05% - Landmark ML	$0.864540	$0.900007	$—	$—

M&E - 2.15% - Freedom	$0.859757	$0.895014	$1.466827	$—

M&E - 2.20% - Freedom	$0.857355	$0.892556	$1.463876	$1.238572

M&E - 2.30% - Landmark	$0.852636	$0.887602	$1.457955	$1.234823

M&E - 2.30% - Suntrust Landmark	$0.852636	$0.887602	$—	$—

M&E - 2.30% - Landmark Select	$0.852636	$0.887602	$1.457955	$1.234823

M&E - 2.30% - Huntington Landmark	$0.896444	$0.913219	$1.457955	$1.234823

M&E - 2.30% - Landmark ML	$0.852636	$0.887602	$1.457955	$1.234823

M&E - 2.35% - Freedom	$—	$—	$1.455001	$1.232947

M&E - 2.45% - Landmark	$—	$—	$1.449117	$1.229207

M&E - 2.45% - Landmark Select	$—	$—	$1.449117	$1.229207

M&E - 2.45% - Huntington Landmark	$—	$—	$1.449117	$1.229207

M&E - 2.45% - Landmark ML	$—	$—	$1.449117	$1.229207

See accompanying notes.

159

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

160

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

161

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

162

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

163

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,717,232.440	559,883.087	548,208.335	1,054,282.427

Cost	$52,079,842	$31,081,287	$19,191,096	$18,011,236

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$52,691,486	$33,844,933	$20,963,487	$18,576,456
Receivable for units sold	37	—	13	—

Total assets	52,691,523	33,844,933	20,963,500	18,576,456

Liabilities
Payable for units redeemed	—	55	—	18

Total net assets	$52,691,523	$33,844,878	$20,963,500	$18,576,438

Net Assets:
Deferred annuity contracts terminable by owners	$52,691,523	$33,844,878	$20,963,500	$18,576,438

Total net assets	$52,691,523	$33,844,878	$20,963,500	$18,576,438

See accompanying notes.

164

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	26,361,262	14,631,282	10,364,613	12,009,212

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	74,882	—	—	—

M&E - 1.30% - Huntington Landmark	888,058	287,051	409,495	133,756

M&E - 1.30% - Landmark ML	1,638,609	541,518	174,700	431,102

M&E - 1.30% - MEMBERS Landmark	5,472,190	3,021,997	662,684	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	6,369,557	5,502,055	3,240,563	4,196,512

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	517,249	113,510	59,149	53,778

M&E - 1.50% - Landmark ML	491,086	201,985	766,965	248,381

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	353,606	378,436	48,855	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	1,883,221	1,091,605	579,742	833,834

M&E - 1.70% - MEMBERS Freedom	400,854	122,754	189,168	—

M&E - 1.80% - Landmark	958,608	238,627	362,723	301,148

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	4,395	4,392	25,932	2,285

M&E - 1.80% - Landmark ML	72,316	75,423	34,688	32,868

See accompanying notes.

165

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	251,799	117,696	52,162	43,714

M&E - 1.90% - MEMBERS Freedom	—	14,110	14,893	—

M&E - 1.95% - Landmark	512,561	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	311,630	46,852	18,384	19,754

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	4,025	—	—	—

M&E - 2.00% - Landmark ML	42,255	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	222,291	92,288	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

166

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.128027	$1.281122	$1.235904	$1.017205

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$1.128027	$1.281122	$1.235904	$1.017205

M&E - 1.30% - Huntington Landmark	$1.128027	$1.281122	$1.235904	$1.017205

M&E - 1.30% - Landmark ML	$1.128027	$1.281122	$1.235904	$1.017205

M&E - 1.30% - MEMBERS Landmark	$1.128027	$1.281122	$1.235904	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.121116	$1.273284	$1.228334	$1.010962

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$1.121116	$1.273284	$1.228334	$1.010962

M&E - 1.50% - Huntington Landmark	$1.121116	$1.273284	$1.228334	$1.010962

M&E - 1.50% - Landmark ML	$1.121116	$1.273284	$1.228334	$1.010962

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.121116	$1.273284	$1.228334	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$1.114281	$1.265528	$1.220832	$1.004805

M&E - 1.70% - MEMBERS Freedom	$1.114281	$1.265528	$1.220832	$—

M&E - 1.80% - Landmark	$1.110897	$1.261635	$1.217099	$1.001726

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$1.110897	$1.261635	$1.217099	$1.001726

M&E - 1.80% - Huntington Landmark	$1.110897	$1.261635	$1.217099	$1.001726

M&E - 1.80% - Landmark ML	$1.110897	$1.261635	$1.217099	$1.001726

See accompanying notes.

167

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$1.107483	$1.257803	$1.213392	$0.998675

M&E - 1.90% - MEMBERS Freedom	$1.107483	$1.257803	$1.213392	$—

M&E - 1.95% - Landmark	$1.105809	$—	$—	$—

M&E - 1.95% - Landmark Select	$1.105809	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$1.105809	$—	$—	$—

M&E - 1.95% - Landmark ML	$1.105809	$—	$—	$—

M&E - 2.00% - Landmark	$1.104093	$1.253982	$1.209692	$0.995631

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$1.104093	$1.253982	$1.209692	$0.995631

M&E - 2.00% - Huntington Landmark	$1.104093	$1.253982	$1.209692	$0.995631

M&E - 2.00% - Landmark ML	$1.104093	$1.253982	$1.209692	$0.995631

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$1.097420	$1.246358	$1.202353	$0.989584

M&E - 2.30% - Landmark	$1.094065	$1.242561	$1.198698	$0.986570

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$1.094065	$1.242561	$1.198698	$0.986570

M&E - 2.30% - Huntington Landmark	$1.094065	$1.242561	$1.198698	$0.986570

M&E - 2.30% - Landmark ML	$1.094065	$1.242561	$1.198698	$0.986570

M&E - 2.35% - Freedom	$1.092401	$—	$—	$—

M&E - 2.45% - Landmark	$1.089096	$—	$—	$—

M&E - 2.45% - Landmark Select	$1.089096	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$1.089096	$—	$—	$—

M&E - 2.45% - Landmark ML	$1.089096	$—	$—	$—

See accompanying notes.

168

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

169

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

170

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

171

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

172

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,228,739.174	1,953,773.303	1,252,804.247	1,275,075.267

Cost	$19,969,238	$26,397,144	$8,486,436	$18,978,609

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$21,257,188	$25,008,298	$9,320,864	$20,528,712
Receivable for units sold	—	—	384	—

Total assets	21,257,188	25,008,298	9,321,248	20,528,712

Liabilities
Payable for units redeemed	28	1	—	3

Total net assets	$21,257,160	$25,008,297	$9,321,248	$20,528,709

Net Assets:
Deferred annuity contracts terminable by owners	$21,257,160	$25,008,297	$9,321,248	$20,528,709

Total net assets	$21,257,160	$25,008,297	$9,321,248	$20,528,709

See accompanying notes.

173

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	1,154,833	323,554	514,764

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	11,073,068	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	172,688	—	—	—

M&E - 1.30% - Landmark ML	1,773,869	787,479	402,698	2,091,771

M&E - 1.30% - MEMBERS Landmark	166,422	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	3,001,816	1,283,867	2,298,752

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	2,488,410	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	20,280	—	—	—

M&E - 1.50% - Landmark ML	741,764	4,750,040	1,162,877	1,880,219

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	131,226	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	4,572,230	1,390,416	5,271,911

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	1,070,281	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	365,179	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	3,207	—	—	—

M&E - 1.80% - Landmark ML	104,777	—	3,939	—

See accompanying notes.

174

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	63,411	—	—	—

M&E - 1.90% - MEMBERS Freedom	55,087	—	—	—

M&E - 1.95% - Landmark	10,469	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	266,864	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	80,703	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	69,443	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	6,718	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

175

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$1.376640	$2.095794	$2.304786

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.142177	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$1.142177	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$1.142177	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.142177	$1.392250	$2.086122	$2.120581

M&E - 1.30% - MEMBERS Landmark	$1.142177	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$2.137580	$2.053593	$1.435508

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.135198	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$1.135198	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$1.135198	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.135198	$1.337552	$2.036365	$2.239319

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.135198	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$2.089154	$2.007092	$1.402951

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$1.128247	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$1.128247	$—	$—	$—

M&E - 1.80% - Landmark	$1.124799	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$1.124799	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$1.124799	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.124799	$1.320981	$1.979273	$2.011950

See accompanying notes.

176

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$1.121354	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$1.121354	$—	$—	$—

M&E - 1.95% - Landmark	$1.119656	$—	$—	$—

M&E - 1.95% - Landmark Select	$1.119656	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$1.119656	$—	$—	$—

M&E - 1.95% - Landmark ML	$1.119656	$—	$—	$—

M&E - 2.00% - Landmark	$1.117951	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$1.117951	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$1.117951	$—	$—	$—

M&E - 2.00% - Landmark ML	$1.117951	$1.600131	$1.830935	$2.429133

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$1.286786	$1.928126	$1.959985

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$1.111150	$—	$—	$—

M&E - 2.30% - Landmark	$1.107778	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$1.107778	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$1.107778	$—	$—	$—

M&E - 2.30% - Landmark ML	$1.107778	$1.555283	$1.779585	$2.361100

M&E - 2.35% - Freedom	$1.106082	$—	$—	$—

M&E - 2.45% - Landmark	$1.102725	$—	$—	$—

M&E - 2.45% - Landmark Select	$1.102725	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$1.102725	$—	$—	$—

M&E - 2.45% - Landmark ML	$1.102725	$—	$—	$—

See accompanying notes.

177

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

178

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

179

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

180

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

181

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	279,584.148	62,486.180	19,902.877	195,202.523

Cost	$2,943,791	$479,510	$178,528	$2,652,067

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,013,917	$519,885	$191,068	$2,777,732
Receivable for units sold	1	3	9	—

Total assets	3,013,918	519,888	191,077	2,777,732

Liabilities
Payable for units redeemed	—	—	—	22

Total net assets	$3,013,918	$519,888	$191,077	$2,777,710

Net Assets:
Deferred annuity contracts terminable by owners	$3,013,918	$519,888	$191,077	$2,777,710

Total net assets	$3,013,918	$519,888	$191,077	$2,777,710

See accompanying notes.

182

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	2,143,818	400,254	179,428	2,364,758

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	539,431	199,825	28,840	644,969

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	68,561	4,987	—	143,799

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

183

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	3,079

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

184

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$1.098200	$0.862378	$0.918786	$0.882917

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$1.086750	$0.853387	$0.909208	$0.873720

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$1.069849	$0.840095	$0.895069	$0.860100

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

185

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$1.058752	$0.831378	$0.885762	$0.851191

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$1.042331	$0.818491	$0.872032	$0.837982

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

186

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

187

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

188

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

189

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

190

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Assets
Investment in securities:
Number of shares - Initial	23,270.208	57,715.077	114,645.171	140,104.116

Cost	$210,664	$1,017,218	$1,352,533	$1,219,427

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$226,186	$1,067,729	$1,371,156	$1,218,906
Receivable for units sold	1	—	—	—

Total assets	226,187	1,067,729	1,371,156	1,218,906

Liabilities
Payable for units redeemed	—	26	1	3

Total net assets	$226,187	$1,067,703	$1,371,155	$1,218,903

Net Assets:
Deferred annuity contracts terminable by owners	$226,187	$1,067,703	$1,371,155	$1,218,903

Total net assets	$226,187	$1,067,703	$1,371,155	$1,218,903

See accompanying notes.

191

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	171,290	561,531	912,320	931,632

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	81,828	432,085	199,047	441,406

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	4,391	69,878	50,664

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

192

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	5,376

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

193

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$0.896626	$1.074817	$1.164588	$0.856591

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$0.887273	$1.063591	$1.152487	$0.847654

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$0.873454	$1.047054	$1.134533	$0.834455

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

194

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$0.864378	$1.036186	$1.122756	$0.825819

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$0.850998	$1.020108	$1.105377	$0.812986

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

195

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

196

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

197

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

198

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

199

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Assets
Investment in securities:
Number of shares - Initial	79,007.443	202,011.815	1,725,605.799

Cost	$901,283	$3,028,544	$22,104,873

Number of shares - Service	—	—	—

Cost	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$982,063	$3,678,635	$24,762,443
Receivable for units sold	3	—	425

Total assets	982,066	3,678,635	24,762,868

Liabilities
Payable for units redeemed	—	9	—

Total net assets	$982,066	$3,678,626	$24,762,868

Net Assets:
Deferred annuity contracts terminable by owners	$982,066	$3,678,626	$24,762,868

Total net assets	$982,066	$3,678,626	$24,762,868

See accompanying notes.

200

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—

M&E - 1.25% - Landmark ML	—	—	—

M&E - 1.25% - Freedom	—	—	—

M&E - 1.30% - Landmark	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—

M&E - 1.30% - Landmark Select	—	—	—

M&E - 1.30% - Huntington Landmark	532,278	2,182,585	11,732,349

M&E - 1.30% - Landmark ML	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—

M&E - 1.40% - Landmark	—	—	—

M&E - 1.40% - Landmark ML	—	—	—

M&E - 1.40% - Freedom	—	—	—

M&E - 1.50% - Landmark	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—

M&E - 1.50% - Landmark Select	—	—	—

M&E - 1.50% - Huntington Landmark	501,788	869,541	4,231,365

M&E - 1.50% - Landmark ML	—	—	—

M&E - 1.50% - Freedom	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—

M&E - 1.55% - Landmark	—	—	—

M&E - 1.55% - Landmark ML	—	—	—

M&E - 1.65% - Freedom	—	—	—

M&E - 1.70% - Freedom	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—

M&E - 1.80% - Landmark	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—

M&E - 1.80% - Landmark Select	—	—	—

M&E - 1.80% - Huntington Landmark	17,225	123,103	1,413,178

M&E - 1.80% - Landmark ML	—	—	—

See accompanying notes.

201

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—

M&E - 1.90% - Freedom	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—

M&E - 1.95% - Landmark	—	—	—

M&E - 1.95% - Landmark Select	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	3,018

M&E - 1.95% - Landmark ML	—	—	—

M&E - 2.00% - Landmark	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—

M&E - 2.00% - Landmark Select	—	—	—

M&E - 2.00% - Huntington Landmark	13,927	3,427	249,911

M&E - 2.00% - Landmark ML	—	—	—

M&E - 2.05% - Landmark	—	—	—

M&E - 2.05% - Landmark ML	—	—	—

M&E - 2.15% - Freedom	—	—	—

M&E - 2.20% - Freedom	—	—	—

M&E - 2.30% - Landmark	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—

M&E - 2.30% - Landmark Select	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—

M&E - 2.30% - Landmark ML	—	—	—

M&E - 2.35% - Freedom	—	—	—

M&E - 2.45% - Landmark	—	—	—

M&E - 2.45% - Landmark Select	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	19,875

M&E - 2.45% - Landmark ML	—	—	—

See accompanying notes.

202

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$0.927301	$1.161803	$1.408683

M&E - 1.30% - Landmark ML	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$0.917665	$1.149714	$1.397223

M&E - 1.50% - Landmark ML	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$0.903361	$1.131818	$1.380253

M&E - 1.80% - Landmark ML	$—	$—	$—

See accompanying notes.

203

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$1.371856

M&E - 1.95% - Landmark ML	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$0.893983	$1.120051	$1.369069

M&E - 2.00% - Landmark ML	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$0.880138	$1.102700	$1.352512

M&E - 2.30% - Landmark ML	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$1.344332

M&E - 2.45% - Landmark ML	$—	$—	$—

See accompanying notes.

204

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—

M&E - 1.25% - Landmark ML	—	—	—

M&E - 1.25% - Freedom	—	—	—

M&E - 1.30% - Landmark	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—

M&E - 1.30% - Landmark Select	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—

M&E - 1.30% - Landmark ML	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—

M&E - 1.40% - Landmark	—	—	—

M&E - 1.40% - Landmark ML	—	—	—

M&E - 1.40% - Freedom	—	—	—

M&E - 1.50% - Landmark	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—

M&E - 1.50% - Landmark Select	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—

M&E - 1.50% - Landmark ML	—	—	—

M&E - 1.50% - Freedom	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—

M&E - 1.55% - Landmark	—	—	—

M&E - 1.55% - Landmark ML	—	—	—

M&E - 1.65% - Freedom	—	—	—

M&E - 1.70% - Freedom	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—

M&E - 1.80% - Landmark	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—

M&E - 1.80% - Landmark Select	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—

M&E - 1.80% - Landmark ML	—	—	—

See accompanying notes.

205

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—

M&E - 1.90% - Freedom	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—

M&E - 1.95% - Landmark	—	—	—

M&E - 1.95% - Landmark Select	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—

M&E - 1.95% - Landmark ML	—	—	—

M&E - 2.00% - Landmark	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—

M&E - 2.00% - Landmark Select	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—

M&E - 2.00% - Landmark ML	—	—	—

M&E - 2.05% - Landmark	—	—	—

M&E - 2.05% - Landmark ML	—	—	—

M&E - 2.15% - Freedom	—	—	—

M&E - 2.20% - Freedom	—	—	—

M&E - 2.30% - Landmark	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—

M&E - 2.30% - Landmark Select	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—

M&E - 2.30% - Landmark ML	—	—	—

M&E - 2.35% - Freedom	—	—	—

M&E - 2.45% - Landmark	—	—	—

M&E - 2.45% - Landmark Select	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—

M&E - 2.45% - Landmark ML	—	—	—

See accompanying notes.

206

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—

See accompanying notes.

207

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—

See accompanying notes.

208

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Asset Allocation - Growth	TA Asset Allocation - Conservative	TA Asset Allocation - Moderate	TA Asset Allocation - Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$384,350,007	$663,216,570	$1,328,831,884	$1,848,961,931

Investment income:
Dividends	4,050,988	19,226,778	32,143,669	34,747,694
Investment expenses:
Mortality and expense risk and other charges	5,397,035	10,205,046	20,506,275	26,306,426

Net investment income (loss)	(1,346,047)	9,021,732	11,637,394	8,441,268
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(35,822,228)	6,710,988	(24,875,765)	(54,570,915)

Net realized capital gains (losses) on investments	(35,822,228)	6,710,988	(24,875,765)	(54,570,915)
Net change in unrealized appreciation (depreciation)	12,133,612	(9,994,624)	(5,289,073)	(17,954,477)

Net gain (loss) on investment	(23,688,616)	(3,283,636)	(30,164,838)	(72,525,392)
Increase (decrease) in net assets from operations	(25,034,663)	5,738,096	(18,527,444)	(64,084,124)

Increase (decrease) in net assets from contract transactions	(35,873,846)	65,674,128	216,555,387	(93,851,943)

Total increase (decrease) in net assets	(60,908,509)	71,412,224	198,027,943	(157,936,067)

Net Assets as of December 31, 2011	$323,441,498	$734,628,794	$1,526,859,827	$1,691,025,864

Investment income:
Dividends	4,190,477	22,732,717	43,381,040	41,366,224
Investment expenses:
Mortality and expense risk and other charges	4,957,560	10,840,696	23,996,798	25,630,906

Net investment income (loss)	(767,083)	11,892,021	19,384,242	15,735,318
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(24,417,520)	12,614,001	(18,457,179)	(42,899,947)

Net realized capital gains (losses) on investments	(24,417,520)	12,614,001	(18,457,179)	(42,899,947)
Net change in unrealized appreciation (depreciation)	59,622,913	17,270,838	119,984,314	176,014,017

Net gain (loss) on investment	35,205,393	29,884,839	101,527,135	133,114,070
Increase (decrease) in net assets from operations	34,438,310	41,776,860	120,911,377	148,849,388

Increase (decrease) in net assets from contract transactions	(29,455,964)	(344,890)	157,551,390	(64,438,978)

Total increase (decrease) in net assets	4,982,346	41,431,970	278,462,767	84,410,410

Net Assets as of December 31, 2012	$328,423,844	$776,060,764	$1,805,322,594	$1,775,436,274

See accompanying notes.

(1)	See footnote 1

209

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA WMC Diversified Growth	TA MFS International Equity	TA Clarion Global Real Estate Securities	TA Systematic Small/Mid Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$183,017,814	$72,045,895	$56,085,937	$167,789,740

Investment income:
Dividends	628,554	885,267	4,184,443	225,462
Investment expenses:
Mortality and expense risk and other charges	2,428,102	1,032,610	864,680	2,300,920

Net investment income (loss)	(1,799,548)	(147,343)	3,319,763	(2,075,458)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(3,207,023)	(4,588,140)	(7,674,738)	16,503,433

Net realized capital gains (losses) on investments	(3,207,023)	(4,588,140)	(7,674,738)	16,503,433
Net change in unrealized appreciation (depreciation)	(3,180,395)	(3,731,595)	(272,959)	(20,818,257)

Net gain (loss) on investment	(6,387,418)	(8,319,735)	(7,947,697)	(4,314,824)
Increase (decrease) in net assets from operations	(8,186,966)	(8,467,078)	(4,627,934)	(6,390,282)

Increase (decrease) in net assets from contract transactions	74,516,184	(95,050)	5,689,010	(13,016,981)

Total increase (decrease) in net assets	66,329,218	(8,562,128)	1,061,076	(19,407,263)

Net Assets as of December 31, 2011	$249,347,032	$63,483,767	$57,147,013	$148,382,477

Investment income:
Dividends	747,389	1,126,137	2,297,725	748,105
Investment expenses:
Mortality and expense risk and other charges	3,761,791	1,003,795	964,714	2,196,533

Net investment income (loss)	(3,014,402)	122,342	1,333,011	(1,448,428)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	39,138,344
Realized gain (loss) on investments	(1,830,547)	(2,937,423)	(5,903,536)	12,327,083

Net realized capital gains (losses) on investments	(1,830,547)	(2,937,423)	(5,903,536)	51,465,427
Net change in unrealized appreciation (depreciation)	33,223,736	15,391,019	18,125,006	(29,056,254)

Net gain (loss) on investment	31,393,189	12,453,596	12,221,470	22,409,173
Increase (decrease) in net assets from operations	28,378,787	12,575,938	13,554,481	20,960,745

Increase (decrease) in net assets from contract transactions	(34,483,699)	(330,817)	3,868,492	(16,960,054)

Total increase (decrease) in net assets	(6,104,912)	12,245,121	17,422,973	4,000,691

Net Assets as of December 31, 2012	$243,242,120	$75,728,888	$74,569,986	$152,383,168

See accompanying notes.

(1)	See footnote 1

210

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Multi-Managed Balanced	TA Jennison Growth	TA JPMorgan Enhanced Index	TA AEGON High Yield Bond
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$68,704,597	$189,194,997	$85,659,071	$102,542,200

Investment income:
Dividends	1,877,134	197,978	816,321	7,542,153
Investment expenses:
Mortality and expense risk and other charges	1,167,192	2,602,298	1,043,410	1,539,304

Net investment income (loss)	709,942	(2,404,320)	(227,089)	6,002,849
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	1,099,913	3,436,951	(5,552,395)	3,289,714

Net realized capital gains (losses) on investments	1,099,913	3,436,951	(5,552,395)	3,289,714
Net change in unrealized appreciation (depreciation)	(484,742)	(4,014,953)	5,802,279	(6,037,083)

Net gain (loss) on investment	615,171	(578,002)	249,884	(2,747,369)
Increase (decrease) in net assets from operations	1,325,113	(2,982,322)	22,795	3,255,480

Increase (decrease) in net assets from contract transactions	14,290,787	(22,643,993)	(25,244,935)	1,771,679

Total increase (decrease) in net assets	15,615,900	(25,626,315)	(25,222,140)	5,027,159

Net Assets as of December 31, 2011	$84,320,497	$163,568,682	$60,436,931	$107,569,359

Investment income:
Dividends	1,581,184	107,724	760,397	7,545,505
Investment expenses:
Mortality and expense risk and other charges	1,461,850	2,576,416	989,384	1,863,001

Net investment income (loss)	119,334	(2,468,692)	(228,987)	5,682,504
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	16,007,368	12,209,292	—	—
Realized gain (loss) on investments	3,890,134	3,932,680	954,727	965,439

Net realized capital gains (losses) on investments	19,897,502	16,141,972	954,727	965,439
Net change in unrealized appreciation (depreciation)	(10,299,953)	9,161,569	8,297,361	11,132,371

Net gain (loss) on investment	9,597,549	25,303,541	9,252,088	12,097,810
Increase (decrease) in net assets from operations	9,716,883	22,834,849	9,023,101	17,780,314

Increase (decrease) in net assets from contract transactions	17,478,046	(13,147,727)	(363,285)	24,261,381

Total increase (decrease) in net assets	27,194,929	9,687,122	8,659,816	42,041,695

Net Assets as of December 31, 2012	$111,515,426	$173,255,804	$69,096,747	$149,611,054

See accompanying notes.

(1)	See footnote 1

211

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA BlackRock Large Cap Value	TA PIMCO Total Return	TA Morgan Stanley Capital Growth	TA AllianceBernstein Dynamic Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$404,764,627	$498,064,052	$85,216,855	$45,361,877

Investment income:
Dividends	6,878,413	12,212,450	—	807,798
Investment expenses:
Mortality and expense risk and other charges	5,708,837	7,476,256	1,249,048	1,264,952

Net investment income (loss)	1,169,576	4,736,194	(1,249,048)	(457,154)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	13,412,659	—	—
Realized gain (loss) on investments	7,824,951	3,907,486	(1,334,741)	491,969

Net realized capital gains (losses) on investments	7,824,951	17,320,145	(1,334,741)	491,969
Net change in unrealized appreciation (depreciation)	(3,636,434)	661,600	(3,283,928)	(350,656)

Net gain (loss) on investment	4,188,517	17,981,745	(4,618,669)	141,313
Increase (decrease) in net assets from operations	5,358,093	22,717,939	(5,867,717)	(315,841)

Increase (decrease) in net assets from contract transactions	(36,965,502)	43,654,978	(3,327,473)	86,347,770

Total increase (decrease) in net assets	(31,607,409)	66,372,917	(9,195,190)	86,031,929

Net Assets as of December 31, 2011	$373,157,218	$564,436,969	$76,021,665	$131,393,806

Investment income:
Dividends	6,820,624	25,692,705	—	1,198,281
Investment expenses:
Mortality and expense risk and other charges	5,579,077	9,017,652	1,225,680	2,165,916

Net investment income (loss)	1,241,547	16,675,053	(1,225,680)	(967,635)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	15,354,180	—
Realized gain (loss) on investments	8,970,978	4,448,427	(2,539,570)	1,674,193

Net realized capital gains (losses) on investments	8,970,978	4,448,427	12,814,610	1,674,193
Net change in unrealized appreciation (depreciation)	26,221,927	13,722,705	(1,265,891)	5,649,600

Net gain (loss) on investment	35,192,905	18,171,132	11,548,719	7,323,793
Increase (decrease) in net assets from operations	36,434,452	34,846,185	10,323,039	6,356,158

Increase (decrease) in net assets from contract transactions	(31,216,986)	103,905,061	(3,711,283)	32,891,350

Total increase (decrease) in net assets	5,217,466	138,751,246	6,611,756	39,247,508

Net Assets as of December 31, 2012	$378,374,684	$703,188,215	$82,633,421	$170,641,314

See accompanying notes.

(1)	See footnote 1

212

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA AEGON U.S. Government Securities	TA T. Rowe Price Small Cap	TA Morgan Stanley Active International Allocation	TA Multi Managed Large Cap Core
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$195,750,893	$92,110,138	$105,560,749	$167,422,672

Investment income:
Dividends	4,784,733	—	1,291,725	1,171,459
Investment expenses:
Mortality and expense risk and other charges	2,677,996	1,411,443	1,371,542	2,368,877

Net investment income (loss)	2,106,737	(1,411,443)	(79,817)	(1,197,418)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	3,091,641	—	—	—
Realized gain (loss) on investments	1,338,151	(52,896)	(2,727,756)	(235,747)

Net realized capital gains (losses) on investments	4,429,792	(52,896)	(2,727,756)	(235,747)
Net change in unrealized appreciation (depreciation)	4,042,635	1,134,546	(11,935,569)	(4,365,744)

Net gain (loss) on investment	8,472,427	1,081,650	(14,663,325)	(4,601,491)
Increase (decrease) in net assets from operations	10,579,164	(329,793)	(14,743,142)	(5,798,909)

Increase (decrease) in net assets from contract transactions	20,091,117	2,407,725	(11,541,104)	(10,281,509)

Total increase (decrease) in net assets	30,670,281	2,077,932	(26,284,246)	(16,080,418)

Net Assets as of December 31, 2011	$226,421,174	$94,188,070	$79,276,503	$151,342,254

Investment income:
Dividends	3,839,555	—	1,764,049	1,293,481
Investment expenses:
Mortality and expense risk and other charges	3,518,411	1,503,000	1,167,094	2,323,425

Net investment income (loss)	321,144	(1,503,000)	596,955	(1,029,944)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	5,956,653	7,538,063	—	—
Realized gain (loss) on investments	4,784,191	2,737,332	(6,518,924)	2,416,553

Net realized capital gains (losses) on investments	10,740,844	10,275,395	(6,518,924)	2,416,553
Net change in unrealized appreciation (depreciation)	(2,737,831)	4,189,587	17,227,325	21,252,454

Net gain (loss) on investment	8,003,013	14,464,982	10,708,401	23,669,007
Increase (decrease) in net assets from operations	8,324,157	12,961,982	11,305,356	22,639,063

Increase (decrease) in net assets from contract transactions	32,926,607	92,903	(7,044,187)	(16,359,239)

Total increase (decrease) in net assets	41,250,764	13,054,885	4,261,169	6,279,824

Net Assets as of December 31, 2012	$267,671,938	$107,242,955	$83,537,672	$157,622,078

See accompanying notes.

(1)	See footnote 1

213

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$240,583,329	$49,878,592	$56,311,869	$169,854,337

Investment income:
Dividends	12,680	156,417	1,815,185	3,251,885
Investment expenses:
Mortality and expense risk and other charges	3,614,980	765,468	834,571	2,447,412

Net investment income (loss)	(3,602,300)	(609,051)	980,614	804,473
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	1,233,739	—
Realized gain (loss) on investments	—	4,704,619	351,328	(4,023,842)

Net realized capital gains (losses) on investments	—	4,704,619	1,585,067	(4,023,842)
Net change in unrealized appreciation (depreciation)	—	(8,808,169)	195,860	(12,211,613)

Net gain (loss) on investment	—	(4,103,550)	1,780,927	(16,235,455)
Increase (decrease) in net assets from operations	(3,602,300)	(4,712,601)	2,761,541	(15,430,982)

Increase (decrease) in net assets from contract transactions	23,307,441	47,553,849	31,565,757	2,119,218

Total increase (decrease) in net assets	19,705,141	42,841,248	34,327,298	(13,311,764)

Net Assets as of December 31, 2011	$260,288,470	$92,719,840	$90,639,167	$156,542,573

Investment income:
Dividends	12,335	—	1,079,326	4,604,177
Investment expenses:
Mortality and expense risk and other charges	3,482,786	1,411,815	955,166	2,360,158

Net investment income (loss)	(3,470,451)	(1,411,815)	124,160	2,244,019
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	4,908,428	1,754,953	—
Realized gain (loss) on investments	—	3,368,565	158,004	(2,534,308)

Net realized capital gains (losses) on investments	—	8,276,993	1,912,957	(2,534,308)
Net change in unrealized appreciation (depreciation)	—	(316,563)	290,296	17,360,758

Net gain (loss) on investment	—	7,960,430	2,203,253	14,826,450
Increase (decrease) in net assets from operations	(3,470,451)	6,548,615	2,327,413	17,070,469

Increase (decrease) in net assets from contract transactions	(11,948,602)	(6,789,865)	(32,122,787)	3,456,503

Total increase (decrease) in net assets	(15,419,053)	(241,250)	(29,795,374)	20,526,972

Net Assets as of December 31, 2012	$244,869,417	$92,478,590	$60,843,793	$177,069,545

See accompanying notes.

(1)	See footnote 1

214

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$85,012,842	$181,958,510	$21,946,805	$310,739,807

Investment income:
Dividends	1,870,020	3,230,023	229,162	3,025,661
Investment expenses:
Mortality and expense risk and other charges	2,085,765	2,974,100	381,797	6,421,769

Net investment income (loss)	(215,745)	255,923	(152,635)	(3,396,108)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	1,982,614	2,336,843	426,538	1,667,510
Realized gain (loss) on investments	986,021	2,445,449	789,094	1,572,049

Net realized capital gains (losses) on investments	2,968,635	4,782,292	1,215,632	3,239,559
Net change in unrealized appreciation (depreciation)	(3,615,853)	(11,495,327)	(2,310,209)	(28,906,278)

Net gain (loss) on investment	(647,218)	(6,713,035)	(1,094,577)	(25,666,719)
Increase (decrease) in net assets from operations	(862,963)	(6,457,112)	(1,247,212)	(29,062,827)

Increase (decrease) in net assets from contract transactions	158,344,645	51,321,114	10,085,092	227,750,246

Total increase (decrease) in net assets	157,481,682	44,864,002	8,837,880	198,687,419

Net Assets as of December 31, 2011	$242,494,524	$226,822,512	$30,784,685	$509,427,226

Investment income:
Dividends	4,254,593	4,370,774	451,485	12,917,782
Investment expenses:
Mortality and expense risk and other charges	4,528,973	3,704,562	467,246	8,226,147

Net investment income (loss)	(274,380)	666,212	(15,761)	4,691,635
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	8,665,149	22,294,634	1,283,396	9,710,188
Realized gain (loss) on investments	1,213,373	4,656,349	402,287	3,951,437

Net realized capital gains (losses) on investments	9,878,522	26,950,983	1,685,683	13,661,625
Net change in unrealized appreciation (depreciation)	11,885,535	(3,111,898)	1,594,570	24,726,065

Net gain (loss) on investment	21,764,057	23,839,085	3,280,253	38,387,690
Increase (decrease) in net assets from operations	21,489,677	24,505,297	3,264,492	43,079,325

Increase (decrease) in net assets from contract transactions	168,589,811	60,662,479	739,571	16,345,580

Total increase (decrease) in net assets	190,079,488	85,167,776	4,004,063	59,424,905

Net Assets as of December 31, 2012	$432,574,012	$311,990,288	$34,788,748	$568,852,131

See accompanying notes.

(1)	See footnote 1

215

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA BlackRock Tactical Allocation - SC	TA ProFunds UltraBear - OAM - SC	TA Janus Balanced - SC	TA PIMCO Tactical - Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$101,263,833	$7,265,669	$17,072,345	$14,531,476

Investment income:
Dividends	1,899,440	—	37,539	258,534
Investment expenses:
Mortality and expense risk and other charges	2,208,721	413,021	330,058	245,515

Net investment income (loss)	(309,281)	(413,021)	(292,519)	13,019
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	1,405,396	—	—	1,248
Realized gain (loss) on investments	827,304	(5,013,404)	(156,391)	(134,407)

Net realized capital gains (losses) on investments	2,232,700	(5,013,404)	(156,391)	(133,159)
Net change in unrealized appreciation (depreciation)	(204,608)	(15,014,488)	(3,422,638)	(2,487,461)

Net gain (loss) on investment	2,028,092	(20,027,892)	(3,579,029)	(2,620,620)
Increase (decrease) in net assets from operations	1,718,811	(20,440,913)	(3,871,548)	(2,607,601)

Increase (decrease) in net assets from contract transactions	100,130,024	80,708,446	11,130,656	4,663,389

Total increase (decrease) in net assets	101,848,835	60,267,533	7,259,108	2,055,788

Net Assets as of December 31, 2011	$203,112,668	$67,533,202	$24,331,453	$16,587,264

Investment income:
Dividends	4,316,489	—	—	88,035
Investment expenses:
Mortality and expense risk and other charges	4,107,453	690,979	419,566	235,629

Net investment income (loss)	209,036	(690,979)	(419,566)	(147,594)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	7,108,275	—	—	—
Realized gain (loss) on investments	1,048,312	(30,329,804)	37,210	(501,915)

Net realized capital gains (losses) on investments	8,156,587	(30,329,804)	37,210	(501,915)
Net change in unrealized appreciation (depreciation)	12,618,693	7,544,395	3,300,499	556,426

Net gain (loss) on investment	20,775,280	(22,785,409)	3,337,709	54,511
Increase (decrease) in net assets from operations	20,984,316	(23,476,388)	2,918,143	(93,083)

Increase (decrease) in net assets from contract transactions	160,714,474	1,243,679	12,394,133	1,883,148

Total increase (decrease) in net assets	181,698,790	(22,232,709)	15,312,276	1,790,065

Net Assets as of December 31, 2012	$384,811,458	$45,300,493	$39,643,729	$18,377,329

See accompanying notes.

(1)	See footnote 1

216

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$15,698,812	$30,638,198	$134,524,479	$23,399,680

Investment income:
Dividends	262,618	421,364	1,816,012	283,031
Investment expenses:
Mortality and expense risk and other charges	261,816	474,619	1,714,248	530,679

Net investment income (loss)	802	(53,255)	101,764	(247,648)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	596,946	125,738
Realized gain (loss) on investments	(114,598)	(140,957)	191,129	359,941

Net realized capital gains (losses) on investments	(114,598)	(140,957)	788,075	485,679
Net change in unrealized appreciation (depreciation)	(1,776,210)	(1,613,176)	946,656	269,988

Net gain (loss) on investment	(1,890,808)	(1,754,133)	1,734,731	755,667
Increase (decrease) in net assets from operations	(1,890,006)	(1,807,388)	1,836,495	508,019

Increase (decrease) in net assets from contract transactions	5,459,805	5,604,819	(9,574,638)	36,419,485

Total increase (decrease) in net assets	3,569,799	3,797,431	(7,738,143)	36,927,504

Net Assets as of December 31, 2011	$19,268,611	$34,435,629	$126,786,336	$60,327,184

Investment income:
Dividends	226,704	513,209	2,662,569	1,013,751
Investment expenses:
Mortality and expense risk and other charges	266,513	452,662	1,713,306	1,231,341

Net investment income (loss)	(39,809)	60,547	9,49,263	(217,590)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	907,043
Realized gain (loss) on investments	(296,337)	(342,726)	256,092	889,314

Net realized capital gains (losses) on investments	(296,337)	(342,726)	256,092	1,796,357
Net change in unrealized appreciation (depreciation)	396,315	235,167	1,202,098	2,702,683

Net gain (loss) on investment	99,978	(107,559)	1,458,190	4,499,040
Increase (decrease) in net assets from operations	60,169	(47,012)	2,407,453	4,281,450

Increase (decrease) in net assets from contract transactions	3,377,393	4,064,606	(12,636,515)	49,326,816

Total increase (decrease) in net assets	3,437,562	4,017,594	(10,229,062)	53,608,266

Net Assets as of December 31, 2012	$22,706,173	$38,453,223	$116,557,274	$113,935,450

See accompanying notes.

(1)	See footnote 1

217

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Vanguard ETF Index - Aggressive Growth - SC	TA JPMorgan Mid Cap Value - SC	TA PIMCO Real Return TIPS - SC	TA Madison Balanced Allocation - SC
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2011	$7,414,922	$7,207,008	$—	$—

Investment income:
Dividends	96,828	168,301	—	—
Investment expenses:
Mortality and expense risk and other charges	171,842	197,346	88,050	32,979

Net investment income (loss)	(75,014)	(29,045)	(88,050)	(32,979)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	5,348	—	—	—
Realized gain (loss) on investments	308,492	262,936	56,565	(3,131)

Net realized capital gains (losses) on investments	313,840	262,936	56,565	(3,131)
Net change in unrealized appreciation (depreciation)	(1,229,785)	(569,172)	502,004	95,145

Net gain (loss) on investment	(915,945)	(306,236)	558,569	92,014
Increase (decrease) in net assets from operations	(990,959)	(335,281)	470,519	59,035

Increase (decrease) in net assets from contract transactions	9,204,703	9,924,746	23,246,277	10,356,679

Total increase (decrease) in net assets	8,213,744	9,589,465	23,716,796	10,415,714

Net Assets as of December 31, 2011	$15,628,666	$16,796,473	$23,716,796	$10,415,714

Investment income:
Dividends	231,342	136,974	119,585	110,818
Investment expenses:
Mortality and expense risk and other charges	300,531	312,079	635,095	254,185

Net investment income (loss)	(69,189)	(175,105)	(515,510)	(143,367)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	337,519	—	704,012	91,562
Realized gain (loss) on investments	488,694	616,280	288,701	627

Net realized capital gains (losses) on investments	826,213	616,280	992,713	92,189
Net change in unrealized appreciation (depreciation)	2,091,448	2,987,355	1,309,641	1,175,135

Net gain (loss) on investment	2,917,661	3,603,635	2,302,354	1,267,324
Increase (decrease) in net assets from operations	2,848,472	3,428,530	1,786,844	1,123,957

Increase (decrease) in net assets from contract transactions	12,347,714	7,322,057	48,360,864	15,970,599

Total increase (decrease) in net assets	15,196,186	10,750,587	50,147,708	17,094,556

Net Assets as of December 31, 2012	$30,824,852	$27,547,060	$73,864,504	$27,510,270

See accompanying notes.

(1)	See footnote 1

218

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Madison Diversified Income - SC	TA Madison Conservative Allocation - SC	TA AEGON Tactical Vanguard ETF - Growth - SC	TA AEGON Tactical Vanguard ETF - Balanced - SC
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2011	$—	$—	$—	$—

Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	40,801	29,671	57,084	38,989

Net investment income (loss)	(40,801)	(29,671)	(57,084)	(38,989)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(793)	(2,015)	(46,058)	(23,046)

Net realized capital gains (losses) on investments	(793)	(2,015)	(46,058)	(23,046)
Net change in unrealized appreciation (depreciation)	314,190	48,280	(507,182)	33,363

Net gain (loss) on investment	313,397	46,265	(553,240)	10,317
Increase (decrease) in net assets from operations	272,596	16,594	(610,324)	(28,672)

Increase (decrease) in net assets from contract transactions	11,747,719	7,333,517	47,448,312	9,811,361

Total increase (decrease) in net assets	12,020,315	7,350,111	46,837,988	9,782,689

Net Assets as of December 31, 2011	$12,020,315	$7,350,111	$46,837,988	$9,782,689

Investment income:
Dividends	23,371	83,577	441,394	97,150
Investment expenses:
Mortality and expense risk and other charges	349,730	239,280	890,990	762,715

Net investment income (loss)	(326,359)	(155,703)	(449,596)	(665,565)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	677	36,572	—	73,264
Realized gain (loss) on investments	9,379	11,060	876,204	28,131

Net realized capital gains (losses) on investments	10,056	47,632	876,204	101,395
Net change in unrealized appreciation (depreciation)	1,145,142	897,394	5,181,344	3,882,515

Net gain (loss) on investment	1,155,198	9,45,026	6,057,548	3,983,910
Increase (decrease) in net assets from operations	828,839	789,323	5,607,952	3,318,345

Increase (decrease) in net assets from contract transactions	31,060,623	23,013,353	34,617,285	102,437,897

Total increase (decrease) in net assets	31,889,462	23,802,676	40,225,237	105,756,242

Net Assets as of December 31, 2012	$43,909,777	$31,152,787	$87,063,225	$115,538,931

See accompanying notes.

(1)	See footnote 1

219

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA AEGON Tactical Vanguard ETF - Conservative - SC	TA JPMorgan Core Bond - SC	TA JPMorgan Tactical Allocation - SC	TA Legg Mason Dynamic Allocation - Balanced - SC
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2011	$—	$—	$—	$—

Investment income:
Dividends	—	159,346	154,685	—
Investment expenses:
Mortality and expense risk and other charges	94,889	47,375	113,039	—

Net investment income (loss)	(94,889)	111,971	41,646	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	4,969	—	—
Realized gain (loss) on investments	(18,812)	1,162	(3,914)	—

Net realized capital gains (losses) on investments	(18,812)	6,131	(3,914)	—
Net change in unrealized appreciation (depreciation)	350,366	26,730	267,060	—

Net gain (loss) on investment	331,554	32,861	263,146	—
Increase (decrease) in net assets from operations	236,665	144,832	304,792	—

Increase (decrease) in net assets from contract transactions	47,449,592	13,230,076	32,931,377	—

Total increase (decrease) in net assets	47,686,257	13,374,908	33,236,169	—

Net Assets as of December 31, 2011	$47,686,257	$13,374,908	$33,236,169	$—

Investment income:
Dividends	311,289	624,845	467,842	—
Investment expenses:
Mortality and expense risk and other charges	1,055,014	312,882	1,035,703	109,096

Net investment income (loss)	(743,725)	311,963	(567,861)	(109,096)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	424,520	9,898	—	—
Realized gain (loss) on investments	145,122	10,409	74,376	1,313

Net realized capital gains (losses) on investments	569,642	20,307	74,376	1,313
Net change in unrealized appreciation (depreciation)	4,055,547	332,282	4,225,155	254,156

Net gain (loss) on investment	4,625,189	352,589	4,299,531	255,469
Increase (decrease) in net assets from operations	3,881,464	664,552	3,731,670	146,373

Increase (decrease) in net assets from contract transactions	51,487,149	17,721,794	89,612,177	30,670,064

Total increase (decrease) in net assets	55,368,613	18,386,346	93,343,847	30,816,437

Net Assets as of December 31, 2012	$103,054,870	$31,761,254	$126,580,016	$30,816,437

See accompanying notes.

(1)	See footnote 1

220

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities	Invesco Van Kampen V.I. American Franchise
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount(1)
Net Assets as of January 1, 2011	$—	$—	$23,894,883	$—

Investment income:
Dividends	—	—	134,285	—
Investment expenses:
Mortality and expense risk and other charges	—	—	320,679	—

Net investment income (loss)	—	—	(186,394)	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	(3,846,563)	—

Net realized capital gains (losses) on investments	—	—	(3,846,563)	—
Net change in unrealized appreciation (depreciation)	—	—	2,982,485	—

Net gain (loss) on investment	—	—	(864,078)	—
Increase (decrease) in net assets from operations	—	—	(1,050,472)	—

Increase (decrease) in net assets from contract transactions	—	—	(2,504,536)	—

Total increase (decrease) in net assets	—	—	(3,555,008)	—

Net Assets as of December 31, 2011	$—	$—	$20,339,875	$—

Investment income:
Dividends	—	—	230,853	—
Investment expenses:
Mortality and expense risk and other charges	32,517	9,275	285,075	52,549

Net investment income (loss)	(32,517)	(9,275)	(54,222)	(52,549)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	1,665	2,507	(1,959,912)	(57,523)

Net realized capital gains (losses) on investments	1,665	2,507	(1,959,912)	(57,523)
Net change in unrealized appreciation (depreciation)	107,979	49,475	4,968,433	(137,428)

Net gain (loss) on investment	109,644	51,982	3,008,521	(194,951)
Increase (decrease) in net assets from operations	77,127	42,707	2,954,299	(247,500)

Increase (decrease) in net assets from contract transactions	9,590,556	6,304,918	(4,711,056)	5,312,311

Total increase (decrease) in net assets	9,667,683	6,347,625	(1,756,757)	5,064,811

Net Assets as of December 31, 2012	$9,667,683	$6,347,625	$18,583,118	$5,064,811

See accompanying notes.

(1)	See footnote 1

221

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen - Enterprise
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$41,152,047	$23,360,452	$18,296,754	$20,135,138

Investment income:
Dividends	468,183	21,456	498,822	—
Investment expenses:
Mortality and expense risk and other charges	633,642	352,700	394,260	277,988

Net investment income (loss)	(1,65,459)	(331,244)	104,562	(277,988)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(1,658,677)	1,020,689	468,798	700,235

Net realized capital gains (losses) on investments	(1,658,677)	1,020,689	468,798	700,235
Net change in unrealized appreciation (depreciation)	3,704,250	(2,024,603)	(1,891,484)	(1,044,268)

Net gain (loss) on investment	2,045,573	(1,003,914)	(1,422,686)	(344,033)
Increase (decrease) in net assets from operations	1,880,114	(1,335,158)	(1,318,124)	(622,021)

Increase (decrease) in net assets from contract transactions	4,008,670	1,086,666	11,608,749	(2,529,508)

Total increase (decrease) in net assets	5,888,784	(248,492)	10,290,625	(3,151,529)

Net Assets as of December 31, 2011	$47,040,831	$23,111,960	$28,587,379	$16,983,609

Investment income:
Dividends	731,770	6,641	617,871	—
Investment expenses:
Mortality and expense risk and other charges	798,214	329,226	523,835	233,856

Net investment income (loss)	(66,444)	(322,585)	94,036	(233,856)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(1,635,631)	1,275,159	683,960	2,371,157

Net realized capital gains (losses) on investments	(1,635,631)	1,275,159	683,960	2,371,157
Net change in unrealized appreciation (depreciation)	9,083,900	2,285,471	2,575,992	193,308

Net gain (loss) on investment	7,448,269	3,560,630	3,259,952	2,564,465
Increase (decrease) in net assets from operations	7,381,825	3,238,045	3,353,988	2,330,609

Increase (decrease) in net assets from contract transactions	5,777,255	(5,619,067)	1,396,337	(4,303,490)

Total increase (decrease) in net assets	13,159,080	(2,381,022)	4,750,325	(1,972,881)

Net Assets as of December 31, 2012	$60,199,911	$20,730,938	$33,337,704	$15,010,728

See accompanying notes.

(1)	See footnote 1

222

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Janus Aspen - Perkins Mid Cap Value	Janus Aspen - Worldwide	MFS® New Discovery	MFS® Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$3,208,163	$42,819,135	$43,511,961	$64,112,949

Investment income:
Dividends	17,704	193,514	—	1,585,764
Investment expenses:
Mortality and expense risk and other charges	43,950	604,322	685,478	972,146

Net investment income (loss)	(26,246)	(410,808)	(685,478)	613,618
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	5,888,281	—
Realized gain (loss) on investments	98,497	(1,937,863)	1,643,970	(945,189)

Net realized capital gains (losses) on investments	98,497	(1,937,863)	7,532,251	(945,189)
Net change in unrealized appreciation (depreciation)	(204,771)	(4,189,700)	(13,201,104)	336,152

Net gain (loss) on investment	(106,274)	(6,127,563)	(5,668,853)	(609,037)
Increase (decrease) in net assets from operations	(132,520)	(6,538,371)	(6,354,331)	4,581

Increase (decrease) in net assets from contract transactions	(257,712)	(3,601,796)	6,410,234	590,775

Total increase (decrease) in net assets	(390,232)	(10,140,167)	55,903	595,356

Net Assets as of December 31, 2011	$2,817,931	$32,678,968	$43,567,864	$64,708,305

Investment income:
Dividends	23,709	228,809	—	1,519,391
Investment expenses:
Mortality and expense risk and other charges	41,009	447,875	686,902	902,547

Net investment income (loss)	(17,300)	(219,066)	(686,902)	616,844
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	178,676	—	4,588,349	—
Realized gain (loss) on investments	61,825	15,236	3,904,909	(842,971)

Net realized capital gains (losses) on investments	240,501	15,236	8,493,258	(842,971)
Net change in unrealized appreciation (depreciation)	29,783	5,374,275	152,574	5,771,785

Net gain (loss) on investment	270,284	5,389,511	8,645,832	4,928,814
Increase (decrease) in net assets from operations	252,984	5,170,445	7,958,930	5,545,658

Increase (decrease) in net assets from contract transactions	(244,129)	(8,436,052)	(8,070,833)	(12,168,133)

Total increase (decrease) in net assets	8,855	(3,265,607)	(111,903)	(6,622,475)

Net Assets as of December 31, 2012	$2,826,786	$29,413,361	$43,455,961	$58,085,830

See accompanying notes.

(1)	See footnote 1

223

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Fidelity VIP Contrafund®	Fidelity VIP Equity- Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$196,820,478	$51,139,889	$32,888,102	$1,991,506

Investment income:
Dividends	1,492,825	1,209,908	46,884	—
Investment expenses:
Mortality and expense risk and other charges	2,798,134	771,527	531,717	27,475

Net investment income (loss)	(1,305,309)	438,381	(484,833)	(27,475)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	125,085	—
Realized gain (loss) on investments	(5,347,345)	(2,636,961)	(951,328)	154,080

Net realized capital gains (losses) on investments	(5,347,345)	(2,636,961)	(826,243)	154,080
Net change in unrealized appreciation (depreciation)	(1,602,026)	1,656,217	526,409	(103,965)

Net gain (loss) on investment	(6,949,371)	(980,744)	(299,834)	50,115
Increase (decrease) in net assets from operations	(8,254,680)	(542,363)	(784,667)	22,640

Increase (decrease) in net assets from contract transactions	(9,384,427)	117,876	2,683,234	(319,398)

Total increase (decrease) in net assets	(17,639,107)	(424,487)	1,898,567	(296,758)

Net Assets as of December 31, 2011	$1,791,81,371	$50,715,402	$34,786,669	$1,694,748

Investment income:
Dividends	2,210,926	1,304,424	107,626	2,659
Investment expenses:
Mortality and expense risk and other charges	2,851,518	709,159	486,374	26,745

Net investment income (loss)	(640,592)	595,265	(378,748)	(24,086)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	3,062,727	—	—
Realized gain (loss) on investments	(6,144,513)	(4,243,000)	(337,491)	163,052

Net realized capital gains (losses) on investments	(6,144,513)	(1,180,273)	(337,491)	163,052
Net change in unrealized appreciation (depreciation)	32,364,691	7,538,543	5,012,011	156,697

Net gain (loss) on investment	26,220,178	6,358,270	4,674,520	319,749
Increase (decrease) in net assets from operations	25,579,586	6,953,535	4,295,772	295,663

Increase (decrease) in net assets from contract transactions	(5,988,984)	(12,526,972)	(9,043,207)	(286,879)

Total increase (decrease) in net assets	19,590,602	(5,573,437)	(4,747,435)	8,784

Net Assets as of December 31, 2012	$198,771,973	$45,141,965	$30,039,234	$1,703,532

See accompanying notes.

(1)	See footnote 1

224

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies	Fidelity VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$230,158,537	$61,568,664	$30,897,515	$50,911,633

Investment income:
Dividends	44,481	423,910	637,929	4,006,476
Investment expenses:
Mortality and expense risk and other charges	3,113,893	852,446	545,492	994,463

Net investment income (loss)	(3,069,412)	(428,536)	92,437	3,012,013
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	349,494	—	118,642	—
Realized gain (loss) on investments	267,632	(3,403,971)	2,230,510	582,417

Net realized capital gains (losses) on investments	617,126	(3,403,971)	2,349,152	582,417
Net change in unrealized appreciation (depreciation)	(24,104,953)	(2,368,221)	(4,905,286)	(3,690,018)

Net gain (loss) on investment	(23,487,827)	(5,772,192)	(2,556,134)	(3,107,601)
Increase (decrease) in net assets from operations	(26,557,239)	(6,200,728)	(2,463,697)	(95,588)

Increase (decrease) in net assets from contract transactions	(22,245,788)	(3,869,216)	13,178,170	29,527,786

Total increase (decrease) in net assets	(48,803,027)	(10,069,944)	10,714,473	29,432,198

Net Assets as of December 31, 2011	$181,355,510	$51,498,720	$41,611,988	$80,343,831

Investment income:
Dividends	714,445	221,116	913,233	5,856,404
Investment expenses:
Mortality and expense risk and other charges	2,773,601	855,685	722,740	1,300,284

Net investment income (loss)	(2,059,156)	(634,569)	190,493	4,556,120
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	14,737,993	—	2,466,346	—
Realized gain (loss) on investments	(1,305,489)	(1,726,843)	1,530,570	2,422,322

Net realized capital gains (losses) on investments	13,432,504	(1,726,843)	3,996,916	2,422,322
Net change in unrealized appreciation (depreciation)	11,094,438	15,069,443	1,727,990	2,244,241

Net gain (loss) on investment	24,526,942	13,342,600	5,724,906	4,666,563
Increase (decrease) in net assets from operations	22,467,786	12,708,031	5,915,399	9,222,683

Increase (decrease) in net assets from contract transactions	(19,081,270)	(291,088)	14,583,007	(144,071)

Total increase (decrease) in net assets	3,386,516	12,416,943	20,498,406	9,078,612

Net Assets as of December 31, 2012	$184,742,026	$63,915,663	$62,110,394	$89,422,443

See accompanying notes.

(1)	See footnote 1

225

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Mutual Shares Securities	Templeton Foreign Securities	Franklin Templeton VIP Founding Funds Allocation	American Funds - Asset Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$17,488,056	$40,497,956	$53,008,336	$39,248,180

Investment income:
Dividends	489,654	728,612	9,737	1,368,036
Investment expenses:
Mortality and expense risk and other charges	287,953	621,680	981,631	1,032,655

Net investment income (loss)	201,701	106,932	(971,894)	335,381
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	975,153	1,430,475	1,273,823	360,082

Net realized capital gains (losses) on investments	975,153	1,430,475	1,273,823	360,082
Net change in unrealized appreciation (depreciation)	(1,864,209)	(7,112,893)	(2,911,810)	(1,670,516)

Net gain (loss) on investment	(889,056)	(5,682,418)	(1,637,987)	(1,310,434)
Increase (decrease) in net assets from operations	(687,355)	(5,575,486)	(2,609,881)	(975,053)

Increase (decrease) in net assets from contract transactions	3,553,355	5,642,608	18,086,877	35,536,869

Total increase (decrease) in net assets	2,866,000	67,122	15,476,996	34,561,816

Net Assets as of December 31, 2011	$20,354,056	$40,565,078	$68,485,332	$73,809,996

Investment income:
Dividends	374,213	1,264,709	2,005,068	1,798,563
Investment expenses:
Mortality and expense risk and other charges	275,055	615,805	1,157,432	1,473,739

Net investment income (loss)	99,158	648,904	847,636	324,824
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	602,728	(27,764)	2,439,052	1,173,494

Net realized capital gains (losses) on investments	602,728	(27,764)	2,439,052	1,173,494
Net change in unrealized appreciation (depreciation)	1,591,399	5,782,865	5,938,593	9,598,348

Net gain (loss) on investment	2,194,127	5,755,101	8,377,645	10,771,842
Increase (decrease) in net assets from operations	2,293,285	6,404,005	9,225,281	11,096,666

Increase (decrease) in net assets from contract transactions	(4,899,714)	(4,809,165)	(2,829,776)	14,755,704

Total increase (decrease) in net assets	(2,606,429)	1,594,840	6,395,505	25,852,370

Net Assets as of December 31, 2012	$17,747,627	$42,159,918	$74,880,837	$99,662,366

See accompanying notes.

(1)	See footnote 1

226

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	American Funds - Bond	American Funds - Growth	American Funds - Growth-Income	American Funds - International
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$10,999,546	$10,710,517	$7,014,042	$7,988,711

Investment income:
Dividends	755,061	117,295	186,591	246,556
Investment expenses:
Mortality and expense risk and other charges	320,098	282,112	171,661	198,196

Net investment income (loss)	434,963	(164,817)	14,930	48,360
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	154,362	275,108	57,564	(925)

Net realized capital gains (losses) on investments	154,362	275,108	57,564	(925)
Net change in unrealized appreciation (depreciation)	210,748	(1,555,267)	(534,329)	(2,293,146)

Net gain (loss) on investment	365,110	(1,280,159)	(476,765)	(2,294,071)
Increase (decrease) in net assets from operations	800,073	(1,444,976)	(461,835)	(2,245,711)

Increase (decrease) in net assets from contract transactions	15,730,653	10,587,953	5,731,089	7,250,949

Total increase (decrease) in net assets	16,530,726	9,142,977	5,269,254	5,005,238

Net Assets as of December 31, 2011	$27,530,272	$19,853,494	$12,283,296	$12,993,949

Investment income:
Dividends	1,215,388	238,193	315,322	261,372
Investment expenses:
Mortality and expense risk and other charges	656,933	447,906	286,200	270,187

Net investment income (loss)	558,455	(209,713)	29,122	(8,815)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	119,667	626,472	432,619	(64,468)

Net realized capital gains (losses) on investments	119,667	626,472	432,619	(64,468)
Net change in unrealized appreciation (depreciation)	568,136	3,096,467	1,740,175	2,359,006

Net gain (loss) on investment	687,803	3,722,939	2,172,794	2,294,538
Increase (decrease) in net assets from operations	1,246,258	3,513,226	2,201,916	2,285,723

Increase (decrease) in net assets from contract transactions	23,914,993	10,478,158	6,478,288	3,296,766

Total increase (decrease) in net assets	25,161,251	13,991,384	8,680,204	5,582,489

Net Assets as of December 31, 2012	$52,691,523	$33,844,878	$20,963,500	$18,576,438

See accompanying notes.

(1)	See footnote 1

227

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	GE Investments Total Return	BlackRock Basic Value V.I.	BlackRock High Yield V.I.	BlackRock Global Allocation V.I.
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$7,816,477	$30,418,099	$9,521,080	$26,976,246

Investment income:
Dividends	264,635	503,570	622,064	512,416
Investment expenses:
Mortality and expense risk and other charges	206,281	420,900	127,419	358,836

Net investment income (loss)	58,354	82,670	494,645	153,580
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	507,846
Realized gain (loss) on investments	58,011	(348,624)	(10,819)	(47,892)

Net realized capital gains (losses) on investments	58,011	(348,624)	(10,819)	459,954
Net change in unrealized appreciation (depreciation)	(854,012)	(787,333)	(285,900)	(1,805,054)

Net gain (loss) on investment	(796,001)	(1,135,957)	(296,719)	(1,345,100)
Increase (decrease) in net assets from operations	(737,647)	(1,053,287)	197,926	(1,191,520)

Increase (decrease) in net assets from contract transactions	9,714,991	(2,876,307)	(1,602,604)	(3,972,943)

Total increase (decrease) in net assets	8,977,344	(3,929,594)	(1,404,678)	(5,164,463)

Net Assets as of December 31, 2011	$16,793,821	$26,488,505	$8,116,402	$21,811,783

Investment income:
Dividends	282,513	449,374	568,823	310,655
Investment expenses:
Mortality and expense risk and other charges	308,944	385,980	125,256	308,309

Net investment income (loss)	(26,431)	63,394	443,567	2,346
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	60,219
Realized gain (loss) on investments	197,786	(1,185,339)	418,937	(19,071)

Net realized capital gains (losses) on investments	197,786	(1,185,339)	418,937	41,148
Net change in unrealized appreciation (depreciation)	1,670,724	4,189,376	271,860	1,742,800

Net gain (loss) on investment	1,868,510	3,004,037	690,797	1,783,948
Increase (decrease) in net assets from operations	1,842,079	3,067,431	1,134,364	1,786,294

Increase (decrease) in net assets from contract transactions	2,621,260	(4,547,639)	70,482	(3,069,368)

Total increase (decrease) in net assets	4,463,339	(1,480,208)	1,204,846	(1,283,074)

Net Assets as of December 31, 2012	$21,257,160	$25,008,297	$9,321,248	$20,528,709

See accompanying notes.

(1)	See footnote 1

228

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Huntington VA Dividend Capture	Huntington VA Growth	Huntington VA Income Equity	Huntington VA International Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$590,931	$319,095	$90,986	$1,956,123

Investment income:
Dividends	56,237	602	2,779	25,852
Investment expenses:
Mortality and expense risk and other charges	15,467	5,119	1,268	31,042

Net investment income (loss)	40,770	(4,517)	1,511	(5,190)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	34,688	9,021	3,697	47,072

Net realized capital gains (losses) on investments	34,688	9,021	3,697	47,072
Net change in unrealized appreciation (depreciation)	(41,362)	(26,371)	(502)	(396,319)

Net gain (loss) on investment	(6,674)	(17,350)	3,195	(349,247)
Increase (decrease) in net assets from operations	34,096	(21,867)	4,706	(354,437)

Increase (decrease) in net assets from contract transactions	921,121	88,719	2,378	481,940

Total increase (decrease) in net assets	955,217	66,852	7,084	127,503

Net Assets as of December 31, 2011	$1,546,148	$385,947	$98,070	$2,083,626

Investment income:
Dividends	115,410	1,822	7,321	32,974
Investment expenses:
Mortality and expense risk and other charges	32,488	6,525	1,985	34,311

Net investment income (loss)	82,922	(4,703)	5,336	(1,337)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	31,148	7,841	9,556	(9,533)

Net realized capital gains (losses) on investments	31,148	7,841	9,556	(9,533)
Net change in unrealized appreciation (depreciation)	70,493	29,824	(4,693)	276,833

Net gain (loss) on investment	101,641	37,665	4,863	267,300
Increase (decrease) in net assets from operations	184,563	32,962	10,199	265,963

Increase (decrease) in net assets from contract transactions	1,283,207	100,979	82,808	428,121

Total increase (decrease) in net assets	1,467,770	133,941	93,007	694,084

Net Assets as of December 31, 2012	$3,013,918	$519,888	$191,077	$2,777,710

See accompanying notes.

(1)	See footnote 1

229

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Huntington VA Macro 100	Huntington VA Mid Corp America	Huntington VA Mortgage Securities	Huntington VA Real Strategies
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$109,128	$525,304	$1,122,860	$670,398

Investment income:
Dividends	893	3,094	22,954	1,451
Investment expenses:
Mortality and expense risk and other charges	1,928	8,157	15,818	11,760

Net investment income (loss)	(1,035)	(5,063)	7,136	(10,309)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	733	23,536	27,979	21,382

Net realized capital gains (losses) on investments	733	23,536	27,979	21,382
Net change in unrealized appreciation (depreciation)	(6,931)	(50,643)	7,916	(133,878)

Net gain (loss) on investment	(6,198)	(27,107)	35,895	(112,496)
Increase (decrease) in net assets from operations	(7,233)	(32,170)	43,031	(122,805)

Increase (decrease) in net assets from contract transactions	56,273	147,746	(1,627)	373,943

Total increase (decrease) in net assets	49,040	115,576	41,404	251,138

Net Assets as of December 31, 2011	$158,168	$640,880	$1,164,264	$921,536

Investment income:
Dividends	1,317	2,690	33,169	2,862
Investment expenses:
Mortality and expense risk and other charges	2,657	12,851	17,438	15,771

Net investment income (loss)	(1,340)	(10,161)	15,731	(12,909)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	54,278	—	5,963
Realized gain (loss) on investments	3,929	19,875	12,204	8,005

Net realized capital gains (losses) on investments	3,929	74,153	12,204	13,968
Net change in unrealized appreciation (depreciation)	12,423	25,293	(5,676)	19,936

Net gain (loss) on investment	16,352	99,446	6,528	33,904
Increase (decrease) in net assets from operations	15,012	89,285	22,259	20,995

Increase (decrease) in net assets from contract transactions	53,007	337,538	184,632	276,372

Total increase (decrease) in net assets	68,019	426,823	206,891	297,367

Net Assets as of December 31, 2012	$226,187	$1,067,703	$1,371,155	$1,218,903

See accompanying notes.

(1)	See footnote 1

230

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Huntington VA Rotating Markets	Huntington VA Situs	Huntington VA Balanced
	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$587,623	$1,818,355	$17,021,932

Investment income:
Dividends	2,389	555	198,846
Investment expenses:
Mortality and expense risk and other charges	9,559	29,920	278,290

Net investment income (loss)	(7,170)	(29,365)	(79,444)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	915
Realized gain (loss) on investments	3,889	159,382	193,092

Net realized capital gains (losses) on investments	3,889	159,382	194,007
Net change in unrealized appreciation (depreciation)	28,722	(231,298)	(160,680)

Net gain (loss) on investment	32,611	(71,916)	33,327
Increase (decrease) in net assets from operations	25,441	(101,281)	(46,117)

Increase (decrease) in net assets from contract transactions	106,986	654,660	5,001,832

Total increase (decrease) in net assets	132,427	553,379	4,955,715

Net Assets as of December 31, 2011	$720,050	$2,371,734	$21,977,647

Investment income:
Dividends	15,970	—	366,516
Investment expenses:
Mortality and expense risk and other charges	13,102	42,191	335,807

Net investment income (loss)	2,868	(42,191)	30,709
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	107,846
Realized gain (loss) on investments	12,411	79,976	202,027

Net realized capital gains (losses) on investments	12,411	79,976	309,873
Net change in unrealized appreciation (depreciation)	18,249	506,484	1,439,376

Net gain (loss) on investment	30,660	586,460	1,749,249
Increase (decrease) in net assets from operations	33,528	544,269	1,779,958

Increase (decrease) in net assets from contract transactions	228,488	762,623	1,005,263

Total increase (decrease) in net assets	262,016	1,306,892	2,785,221

Net Assets as of December 31, 2012	$982,066	$3,678,626	$24,762,868

See accompanying notes.

(1)	See footnote 1

231

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark Variable Annuity, MEMBERS® Landmark Variable Annuity, Transamerica Freedom Variable Annuity, and MEMBERS® Freedom Variable Annuity.

The TA AEGON U.S. Government Securities-Portfolio Asset Manager-Service Class (PAM) and the TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) are included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Asset Allocation - Growth*	Transamerica Asset Allocation - Growth VP
TA Asset Allocation - Conservative*	Transamerica Asset Allocation - Conservative VP
TA Asset Allocation - Moderate*	Transamerica Asset Allocation - Moderate VP
TA Asset Allocation - Moderate Growth*	Transamerica Asset Allocation - Moderate Growth VP
TA WMC Diversified Growth*	Transamerica WMC Diversified Growth VP
TA MFS International Equity*	Transamerica MFS International Equity VP
TA Clarion Global Real Estate Securities*	Transamerica Clarion Global Real Estate Securities VP
TA Systematic Small/Mid Cap Value*	Transamerica Systematic Small/Mid Cap Value VP
TA Multi-Managed Balanced*	Transamerica Multi-Managed Balanced VP
TA Jennison Growth*	Transamerica Jennison Growth VP
TA JPMorgan Enhanced Index*	Transamerica JPMorgan Enhanced Index VP
TA AEGON High Yield Bond*	Transamerica AEGON High Yield Bond VP
TA BlackRock Large Cap Value*	Transamerica BlackRock Large Cap Value VP
TA PIMCO Total Return*	Transamerica PIMCO Total Return VP
TA Morgan Stanley Capital Growth*	Transamerica Morgan Stanley Capital Growth VP
TA AllianceBernstein Dynamic Allocation*	Transamerica AllianceBernstein Dynamic Allocation VP
TA AEGON U.S. Government Securities*	Transamerica AEGON U.S. Government Securities VP
TA T. Rowe Price Small Cap*	Transamerica T. Rowe Price Small Cap VP
TA Morgan Stanley Active International Allocation*	Transamerica Morgan Stanley Active International Allocation VP
TA Multi Managed Large Cap Core*	Transamerica Multi Managed Large Cap Core VP
TA AEGON Money Market*	Transamerica AEGON Money Market VP
TA Morgan Stanley Mid-Cap Growth*	Transamerica Morgan Stanley Mid-Cap Growth VP
Transamerica Series Turst - Service Class	Transamerica Series Turst - Service Class
TA AEGON U.S. Government Securities - PAM - SC	Transamerica AEGON U.S. Government Securities VP
TA International Moderate Growth - SC	Transamerica International Moderate Growth VP
TA Vanguard ETF Index - Balanced - SC	Transamerica Index 50 VP
TA Vanguard ETF Index - Growth - SC	Transamerica Index 75 VP
TA Efficient Markets - SC	Transamerica Efficient Markets VP
TA BlackRock Global Allocation - SC	Transamerica BlackRock Global Allocation VP
TA BlackRock Tactical Allocation - SC	Transamerica BlackRock Tactical Allocation VP
TA ProFunds UltraBear - OAM - SC	Transamerica ProFunds UltraBear VP

232

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Subaccount	Mutual Fund
Transamerica Series Turst - Service Class	Transamerica Series Turst - Service Class
TA Janus Balanced - SC	Transamerica Janus Balanced VP
TA PIMCO Tactical - Growth - SC	Transamerica PIMCO Tactical - Growth VP
TA PIMCO Tactical - Conservative - SC	Transamerica PIMCO Tactical - Conservative VP
TA PIMCO Tactical - Balanced - SC	Transamerica PIMCO Tactical - Balanced VP
TA Hanlon Income - SC	Transamerica Hanlon Income VP
TA Vanguard ETF Index - Conservative - SC	Transamerica Index 35 VP
TA Vanguard ETF Index - Aggressive Growth - SC	Transamerica Index 100 VP
TA JPMorgan Mid Cap Value - SC	Transamerica JPMorgan Mid Cap Value VP
TA PIMCO Real Return TIPS - SC	Transamerica PIMCO Real Return TIPS VP
TA Madison Balanced Allocation - SC	Transamerica Madison Balanced Allocation VP
TA Madison Diversified Income - SC	Transamerica Madison Diversified Income VP
TA Madison Conservative Allocation - SC	Transamerica Madison Conservative Allocation VP
TA AEGON Tactical Vanguard ETF - Growth - SC	Transamerica AEGON Active Asset Allocation - Moderate Growth VP
TA AEGON Tactical Vanguard ETF - Balanced - SC	Transamerica AEGON Active Asset Allocation - Moderate VP
TA AEGON Tactical Vanguard ETF - Conservative - SC	Transamerica AEGON Active Asset Allocation - Conservative VP
TA JPMorgan Core Bond - SC	Transamerica JPMorgan Core Bond VP
TA JPMorgan Tactical Allocation - SC	Transamerica JPMorgan Tactical Allocation VP
TA Legg Mason Dynamic Allocation - Balanced - SC	Transamerica Legg Mason Dynamic Allocation - Balanced VP
TA Legg Mason Dynamic Allocation - Growth - SC	Transamerica Legg Mason Dynamic Allocation - Growth VP
TA Market Participation Strategy - SC	Transamerica Market Participation Strategy VP
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Series II Shares
Invesco Van Kampen V.I. Value Opportunities	Invesco Van Kampen V.I. Value Opportunities Fund
Invesco Van Kampen V.I. American Franchise	Invesco Van Kampen V.I. American Franchise Fund
AllianceBernstein Variable Products Series Fund, Inc. - Class B	AllianceBernstein Variable Products Series Fund, Inc. - Class B
AllianceBernstein Growth & Income	AllianceBernstein Growth & Income Portfolio
AllianceBernstein Large Cap Growth	AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Balanced Wealth Strategy Portfolio
Janus Aspen Series - Service Shares	Janus Aspen Series - Service Shares
Janus Aspen - Enterprise	Janus Aspen - Enterprise Portfolio
Janus Aspen - Perkins Mid Cap Value	Janus Aspen - Perkins Mid Cap Value Portfolio
Janus Aspen - Worldwide	Janus Aspen - Worldwide Portfolio
MFS® Variable Insurance Trust - Service Class	MFS® Variable Insurance Trust - Service Class
MFS® New Discovery	MFS® New Discovery Series
MFS® Total Return	MFS® Total Return Series

233

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund - Service Class 2	Fidelity® Variable Insurance Products Fund - Service Class 2
Fidelity VIP Contrafund®	Fidelity VIP Contrafund® Portfolio
Fidelity VIP Equity-Income	Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth	Fidelity VIP Growth Portfolio
Fidelity VIP Growth Opportunities	Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap	Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies	Fidelity VIP Value Strategies Portfolio
Fidelity VIP Balanced	Fidelity VIP Balanced Portfolio
Franklin Templeton Variable Insurance Products Trust - Class 2	Franklin Templeton Variable Insurance Products Trust - Class 2
Franklin Income Securities	Franklin Income Securities Fund
Mutual Shares Securities	Mutual Shares Securities Fund
Templeton Foreign Securities	Templeton Foreign Securities Fund
Franklin Templeton Variable Insurance Products Trust - Class 4	Franklin Templeton Variable Insurance Products Trust - Class 4
Franklin Templeton VIP Founding Funds Allocation	Franklin Templeton VIP Founding Funds Allocation Fund
American Funds Insurance Series® - Class 2	American Funds Insurance Series® - Class 2
American Funds - Asset Allocation	American Funds - Asset Allocation Fund
American Funds - Bond	American Funds - Bond Fund
American Funds - Growth	American Funds - Growth Fund
American Funds - Growth-Income	American Funds - Growth-Income Fund
American Funds - International	American Funds - International Fund
GE Investments Funds, Inc. - Class 3	GE Investments Funds, Inc. - Class 3
GE Investments Total Return	GE Investments Total Return Fund
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I.	BlackRock Basic Value V.I. Fund
BlackRock High Yield V.I.	BlackRock High Yield V.I. Fund
BlackRock Global Allocation V.I.	BlackRock Global Allocation V.I. Fund
The Huntington Funds	The Huntington Funds
Huntington VA Dividend Capture	Huntington VA Dividend Capture Fund
Huntington VA Growth	Huntington VA Growth Fund
Huntington VA Income Equity	Huntington VA Income Equity Fund
Huntington VA International Equity	Huntington VA International Equity Fund
Huntington VA Macro 100	Huntington VA Macro 100 Fund
Huntington VA Mid Corp America	Huntington VA Mid Corp America Fund
Huntington VA Mortgage Securities	Huntington VA Mortgage Securities Fund
Huntington VA Real Strategies	Huntington VA Real Strategies Fund
Huntington VA Rotating Markets	Huntington VA Rotating Markets Fund
Huntington VA Situs	Huntington VA Situs Fund
Huntington VA Balanced	Huntington VA Balanced Fund

*	Multiple share classes are combined on the financial statement pages.

234

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Market Participation Strategy - SC	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced - SC	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth - SC	May 1, 2012
Invesco Van Kampen V.I. American Franchise	April 27, 2012
TA PIMCO Real Return TIPS - SC	May 2, 2011
TA Madison Balanced Allocation - SC	May 2, 2011
TA Madison Diversified Income - SC	May 2, 2011
TA Madison Conservative Allocation - SC	May 2, 2011
TA AEGON Tactical Vanguard ETF - Growth - SC	May 2, 2011
TA AEGON Tactical Vanguard ETF - Balanced - SC	May 2, 2011
TA AEGON Tactical Vanguard ETF - Conservative - SC	May 2, 2011
TA JPMorgan Core Bond - SC	May 2, 2011
TA JPMorgan Tactical Allocation - SC	May 2, 2011
TA Janus Balanced - SC	November 19, 2009
TA PIMCO Tactical - Growth - SC	November 19, 2009
TA PIMCO Tactical - Conservative - SC	November 19, 2009
TA PIMCO Tactical - Balanced - SC	November 19, 2009
TA Hanlon Income - SC	November 19, 2009
TA Vanguard ETF Index - Conservative - SC	November 19, 2009
TA Vanguard ETF Index - Aggressive Growth - SC	November 19, 2009
TA JPMorgan Mid Cap Value - SC	November 19, 2009
American Funds - Asset Allocation	November 19, 2009
American Funds - Bond	November 19, 2009
American Funds - Growth	November 19, 2009
American Funds - Growth-Income	November 19, 2009
American Funds - International	November 19, 2009
GE Investments Total Return	November 19, 2009
TA BlackRock Global Allocation - SC	May 1, 2009
TA BlackRock Tactical Allocation - SC	May 1, 2009
TA ProFunds UltraBear - OAM - SC	May 1, 2009
TA Efficient Markets - SC	November 10, 2008
AllianceBernstein Balanced Wealth Strategy	November 10, 2008
Franklin Templeton VIP Founding Funds Allocation	November 10, 2008
Huntington VA Balanced	November 10, 2008
TA Vanguard ETF Index - Balanced - SC	May 1, 2008
TA Vanguard ETF Index - Growth - SC	May 1, 2008
Fidelity VIP Balanced	May 1, 2008

235

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2012:

Subaccount	Formerly
TA PIMCO Tactical - Growth	TA Hanlon Growth
TA PIMCO Tactical - Conservative	TA Hanlon Growth and Income
TA PIMCO Tactical - Balanced	TA Hanlon Balanced
Invesco Van Kampen V.I. Value Opportunities	Invesco V.I. Basic Value

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subbacount	Liquidated Subaccount
Invesco Van Kampen V.I. American Franchise	Invesco V.I. Capital Appreciation
Huntington VA Mid Corp America	Huntington VA New Economy

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2012.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15, 2011, which for the Separate Account was January 1, 2012. The adoption did not have a material impact on the financial statements.

236

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2012 were as follows:

Subaccount	Purchases	Sales
TA Asset Allocation - Growth	$34,716,059	$64,939,284
TA Asset Allocation - Conservative	132,516,700	120,969,545
TA Asset Allocation - Moderate	283,889,631	106,953,567
TA Asset Allocation - Moderate Growth	135,589,509	184,291,520
TA WMC Diversified Growth	8,879,245	46,377,472
TA MFS International Equity	13,087,184	13,295,693
TA Clarion Global Real Estate Securities	17,311,572	12,110,070
TA Systematic Small/Mid Cap Value	48,913,785	28,183,849
TA Multi-Managed Balanced	47,660,350	14,055,563
TA Jennison Growth	21,922,106	25,329,217
TA JPMorgan Enhanced Index	10,319,555	10,911,756
TA AEGON High Yield Bond	59,934,942	29,991,012
TA BlackRock Large Cap Value	26,617,831	56,613,440
TA PIMCO Total Return	190,513,955	69,933,554
TA Morgan Stanley Capital Growth	22,852,633	12,435,400
TA AllianceBernstein Dynamic Allocation	45,351,776	13,427,865
TA AEGON U.S. Government Securities	162,479,309	123,275,071
TA T. Rowe Price Small Cap	25,249,162	19,135,736
TA Morgan Stanley Active International Allocation	9,609,743	16,075,995
TA Multi Managed Large Cap Core	8,995,443	26,384,601
TA AEGON Money Market	131,683,117	147,102,314
TA Morgan Stanley Mid-Cap Growth	14,842,630	18,159,481
TA AEGON U.S. Government Securities - PAM - SC	22,315,358	52,559,055
TA International Moderate Growth - SC	19,050,439	13,349,732
TA Vanguard ETF Index - Balanced - SC	184,858,085	7,877,673
TA Vanguard ETF Index - Growth - SC	99,726,203	16,102,612
TA Efficient Markets - SC	6,089,850	4,082,684
TA BlackRock Global Allocation - SC	69,571,193	38,823,983
TA BlackRock Tactical Allocation - SC	174,626,841	6,595,002
TA ProFunds UltraBear - OAM - SC	53,787,699	53,234,940
TA Janus Balanced - SC	16,818,906	4,844,370
TA PIMCO Tactical - Growth - SC	8,035,217	6,299,622
TA PIMCO Tactical - Conservative - SC	9,228,574	5,890,970
TA PIMCO Tactical - Balanced - SC	16,205,091	12,079,969
TA Hanlon Income - SC	19,761,562	31,448,841
TA Vanguard ETF Index - Conservative - SC	59,197,254	9,180,981
TA Vanguard ETF Index - Aggressive Growth - SC	19,399,555	6,783,538
TA JPMorgan Mid Cap Value - SC	11,133,008	3,986,045

237

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

2. Investments (continued)

Subaccount	Purchases	Sales
TA PIMCO Real Return TIPS - SC	$52,444,902	$3,895,590
TA Madison Balanced Allocation - SC	16,125,752	207,006
TA Madison Diversified Income - SC	30,874,150	139,177
TA Madison Conservative Allocation - SC	23,219,222	324,986
TA AEGON Tactical Vanguard ETF - Growth - SC	49,277,781	15,088,961
TA AEGON Tactical Vanguard ETF - Balanced - SC	102,526,873	681,288
TA AEGON Tactical Vanguard ETF - Conservative - SC	55,267,647	4,100,188
TA JPMorgan Core Bond - SC	21,714,463	3,670,815
TA JPMorgan Tactical Allocation - SC	90,904,712	1,860,317
TA Legg Mason Dynamic Allocation - Balanced - SC	30,633,724	72,722
TA Legg Mason Dynamic Allocation - Growth - SC	9,628,590	70,576
TA Market Participation Strategy - SC	6,462,945	167,279
Invesco Van Kampen V.I. Value Opportunities	296,001	5,061,282
Invesco Van Kampen V.I. American Franchise	6,141,454	881,694
AllianceBernstein Growth & Income	13,539,677	7,828,886
AllianceBernstein Large Cap Growth	299,323	6,240,960
AllianceBernstein Balanced Wealth Strategy	4,900,812	3,410,464
Janus Aspen - Enterprise	430,875	4,968,200
Janus Aspen - Perkins Mid Cap Value	221,892	304,643
Janus Aspen - Worldwide	606,690	9,261,838
MFS® New Discovery	12,238,560	16,407,954
MFS® Total Return	1,879,180	13,430,501
Fidelity VIP Contrafund®	17,602,485	24,267,795
Fidelity VIP Equity-Income	4,414,315	13,283,269
Fidelity VIP Growth	128,385	9,550,317
Fidelity VIP Growth Opportunities	40,655	351,615
Fidelity VIP Mid Cap	21,840,724	28,267,229
Fidelity VIP Value Strategies	8,345,357	9,271,025
Fidelity VIP Balanced	22,509,318	5,269,480
Franklin Income Securities	21,685,925	17,273,923
Mutual Shares Securities	398,029	5,230,346
Templeton Foreign Securities	6,994,927	11,155,136
Franklin Templeton VIP Founding Funds Allocation	8,607,998	10,590,131
American Funds - Asset Allocation	23,144,452	8,063,917
American Funds - Bond	27,550,557	3,077,129
American Funds - Growth	14,109,221	3,840,723
American Funds - Growth-Income	9,501,009	2,993,606
American Funds - International	6,436,602	3,148,643
GE Investments Total Return	4,685,915	2,091,061
BlackRock Basic Value V.I.	1,153,056	5,637,300

238

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

2. Investments (continued)

Subaccount	Purchases	Sales
BlackRock High Yield V.I.	$1,763,414	$1,249,131
BlackRock Global Allocation V.I.	801,131	3,807,919
Huntington VA Dividend Capture	1,627,883	261,755
Huntington VA Growth	161,526	65,254
Huntington VA Income Equity	116,026	27,882
Huntington VA International Equity	842,843	416,043
Huntington VA Macro 100	73,634	21,968
Huntington VA Mid Corp America	505,217	131,728
Huntington VA Mortgage Securities	465,473	265,111
Huntington VA Real Strategies	401,665	132,234
Huntington VA Rotating Markets	346,033	114,676
Huntington VA Situs	1,109,000	388,563
Huntington VA Balanced	2,322,612	1,179,224

239

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units

The changes in units outstanding were as follows:

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Asset Allocation - Growth	12,264,064	(33,652,608)	(21,388,544)	13,301,106	(39,931,813)	(26,630,707)
TA Asset Allocation - Conservative	44,874,267	(46,812,997)	(1,938,730)	54,969,974	(9,323,538)	45,646,436
TA Asset Allocation - Moderate	168,480,109	(70,054,094)	98,426,015	212,353,615	(75,593,101)	136,760,514
TA Asset Allocation - Moderate Growth	55,215,532	(101,411,850)	(46,196,318)	72,077,948	(141,606,743)	(69,528,795)
TA WMC Diversified Growth	6,551,591	(41,221,963)	(34,670,372)	5,385,714	72,135,184	77,520,898
TA MFS International Equity	3,149,215	(5,070,822)	(1,921,607)	2,361,182	(2,922,512)	(561,330)
TA Clarion Global Real Estate Securities	3,968,020	(1,649,809)	2,318,211	4,380,208	(1,338,303)	3,041,905
TA Systematic Small/Mid Cap Value	3,966,337	(8,128,822)	(4,162,485)	7,806,884	(8,067,930)	(261,046)
TA Multi-Managed Balanced	2,745,971	8,059,666	10,805,637	5,942,401	3,351,412	9,293,813
TA Jennison Growth	3,700,826	(16,643,713)	(12,942,887)	3,722,095	(26,093,579)	(22,371,484)
TA JPMorgan Enhanced Index	1,713,577	(2,069,830)	(356,253)	1,274,709	(22,609,355)	(21,334,646)
TA AEGON High Yield Bond	12,858,923	1,416,742	14,275,665	6,356,725	(4,815,142)	1,541,583
TA BlackRock Large Cap Value	9,921,696	(31,142,889)	(21,221,193)	9,617,419	(36,380,503)	(26,763,084)
TA PIMCO Total Return	81,083,111	(7,938,743)	73,144,368	67,341,449	(33,861,675)	33,479,774
TA Morgan Stanley Capital Growth	1,953,450	(5,318,334)	(3,364,884)	2,076,118	(5,076,107)	(2,999,989)
TA AllianceBernstein Dynamic Allocation	22,839,467	(408,857)	22,430,610	55,068,234	6,369,121	61,437,355
TA AEGON U.S. Government Securities	169,098,236	(142,474,424)	26,623,812	138,126,325	(120,351,211)	17,775,114
TA T. Rowe Price Small Cap	4,607,150	(6,209,905)	(1,602,755)	6,426,725	(5,834,942)	591,783
TA Morgan Stanley Active International Allocation	3,390,599	(8,450,517)	(5,059,918)	2,201,862	(9,519,749)	(7,317,887)
TA Multi Managed Large Cap Core	2,095,985	(7,699,007)	(5,603,022)	2,497,471	(6,575,445)	(4,077,974)
TA AEGON Money Market	106,491,156	(113,819,703)	(7,328,547)	125,939,016	(101,166,618)	24,772,398
TA Morgan Stanley Mid-Cap Growth	4,267,481	(10,898,375)	(6,630,894)	3,525,538	37,221,248	40,746,786
TA AEGON U.S. Government Securities - PAM - SC	—	(24,950,616)	(24,950,616)	4	24,223,586	24,223,590
TA International Moderate Growth - SC	18,667,406	(15,189,244)	3,478,162	21,986,413	(20,168,485)	1,817,928
TA Vanguard ETF Index - Balanced - SC	138,301,378	18,886,124	157,187,502	143,344,728	9,577,435	152,922,163
TA Vanguard ETF Index - Growth - SC	48,895,022	10,433,251	59,328,273	49,567,320	2,109,725	51,677,045
TA Efficient Markets - SC	1,764,525	(1,248,591)	515,934	8,147,483	(709,070)	7,438,413
TA BlackRock Global Allocation - SC	40,098,213	(27,533,794)	12,564,419	156,724,205	17,409,593	174,133,798
TA BlackRock Tactical Allocation - SC	86,217,531	26,056,116	112,273,647	51,968,378	22,455,703	74,424,081
TA ProFunds UltraBear - OAM - SC	—	(7,635,325)	(7,635,325)	4	192,528,488	192,528,492

240

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Janus Balanced – SC	13,986,637	(1,067,006)	12,919,631	13,392,315	(2,831,246)	10,561,069
TA PIMCO Tactical - Growth - SC	9,617,384	(7,440,714)	2,176,670	8,193,168	(3,697,754)	4,495,414
TA PIMCO Tactical - Conservative - SC	9,943,767	(6,196,889)	3,746,878	10,786,449	(5,302,639)	5,483,810
TA PIMCO Tactical - Balanced - SC	16,723,256	(12,240,059)	4,483,197	13,680,553	(8,014,171)	5,666,382
TA Hanlon Income - SC	23,515,931	(36,052,742)	(12,536,811)	47,145,811	(56,886,317)	(9,740,506)
TA Vanguard ETF Index - Conservative - SC	39,036,225	4,728,745	43,764,970	34,460,976	(1,175,399)	33,285,577
TA Vanguard ETF Index - Aggressive Growth - SC	7,593,882	2,626,275	10,220,157	6,911,490	936,080	7,847,570
TA JPMorgan Mid Cap Value - SC	2,186,397	2,958,663	5,145,060	2,859,426	4,802,327	7,661,753
TA PIMCO Real Return TIPS - SC	34,157,373	9,618,562	43,775,935	16,962,990	5,259,363	22,222,353
TA Madison Balanced Allocation - SC	13,212,167	2,679,929	15,892,096	10,348,341	450,811	10,799,152
TA Madison Diversified Income - SC	26,729,034	2,972,499	29,701,533	11,278,531	586,994	11,865,525
TA Madison Conservative Allocation - SC	18,657,578	3,957,120	22,614,698	7,155,090	282,273	7,437,363
TA AEGON Tactical Vanguard ETF - Growth - SC	31,907,565	3,585,138	35,492,703	5,476,213	45,403,921	50,880,134
TA AEGON Tactical Vanguard ETF - Balanced - SC	82,812,624	19,508,202	102,320,826	7,143,685	3,033,144	10,176,829
TA AEGON Tactical Vanguard ETF - Conservative - SC	38,281,162	12,852,770	51,133,932	16,454,402	32,152,952	48,607,354
TA JPMorgan Core Bond - SC	11,357,057	5,255,790	16,612,847	6,633,923	6,169,382	12,803,305
TA JPMorgan Tactical Allocation - SC	74,762,695	11,730,409	86,493,104	30,117,495	3,254,530	33,372,025
TA Legg Mason Dynamic Allocation - Balanced - SC	27,020,116	3,493,568	30,513,684	—	—	—
TA Legg Mason Dynamic Allocation - Growth - SC	7,233,593	2,386,793	9,620,386	—	—	—
TA Market Participation Strategy - SC	5,874,594	536,520	6,411,114	—	—	—
Invesco Van Kampen V.I. Value Opportunities	—	(4,946,948)	(4,946,948)	1,450,358	(4,192,712)	(2,742,354)
Invesco Van Kampen V.I. American Franchise	42	5,255,248	5,255,290	—	—	—
AllianceBernstein Growth & Income	4,176,425	570,590	4,747,015	3,572,955	140,976	3,713,931
AllianceBernstein Large Cap Growth	—	(6,006,370)	(6,006,370)	3,123,212	(2,474,301)	648,911
AllianceBernstein Balanced Wealth Strategy	1,361,813	(354,286)	1,007,527	8,875,981	(202,295)	8,673,686
Janus Aspen - Enterprise	—	(3,991,819)	(3,991,819)	1,076,167	(4,470,755)	(3,394,588)
Janus Aspen - Perkins Mid Cap Value	—	(158,807)	(158,807)	67	(171,761)	(171,694)
Janus Aspen - Worldwide	4,085	(11,838,571)	(11,834,486)	4,474,252	(10,783,678)	(6,309,426)
MFS® New Discovery	2,135,813	(7,354,449)	(5,218,636)	5,596,498	(1,796,342)	3,800,156
MFS® Total Return	—	(9,236,353)	(9,236,353)	4,376,115	(3,943,568)	432,547
Fidelity VIP Contrafund®	8,712,415	(13,473,302)	(4,760,887)	9,873,761	(17,344,774)	(7,471,013)
Fidelity VIP Equity-Income	—	(10,312,584)	(10,312,584)	4,179,469	(4,021,335)	158,134

241

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity VIP Growth	—	(8,964,156)	(8,964,156)	4,622,355	(2,070,690)	2,551,665
Fidelity VIP Growth Opportunities	20,260	(285,341)	(265,081)	29,684	(369,156)	(339,472)
Fidelity VIP Mid Cap	4,253,538	(12,421,338)	(8,167,800)	5,122,149	(14,985,264)	(9,863,115)
Fidelity VIP Value Strategies	2,405,726	(2,641,826)	(236,100)	2,544,916	(5,386,829)	(2,841,913)
Fidelity VIP Balanced	4,723,358	8,477,670	13,201,028	12,515,710	(231,963)	12,283,747
Franklin Income Securities	9,247,864	(9,108,309)	139,555	14,645,961	14,088,956	28,734,917
Mutual Shares Securities	—	(5,784,076)	(5,784,076)	3,692,666	458,826	4,151,492
Templeton Foreign Securities	3,632,667	(9,134,859)	(5,502,192)	6,120,246	5,161	6,125,407
Franklin Templeton VIP Founding Funds Allocation	3,873,895	(5,708,980)	(1,835,085)	14,529,369	(1,659,571)	12,869,798
American Funds - Asset Allocation	6,025,737	6,049,560	12,075,297	28,119,392	3,121,786	31,241,178
American Funds - Bond	15,600,821	5,862,833	21,463,654	13,080,410	1,709,800	14,790,210
American Funds - Growth	7,182,721	1,282,702	8,465,423	9,549,798	(683,476)	8,866,322
American Funds - Growth-Income	5,837,617	(344,887)	5,492,730	5,684,298	(519,553)	5,164,745
American Funds - International	4,555,976	(1,097,170)	3,458,806	7,745,426	(622,023)	7,123,403
GE Investments Total Return	2,121,614	249,996	2,371,610	7,843,723	1,213,220	9,056,943
BlackRock Basic Value V.I.	203,390	(3,103,658)	(2,900,268)	281,105	(2,176,975)	(1,895,870)
BlackRock High Yield V.I.	97,909	(55,355)	42,554	124,990	(1,012,522)	(887,532)
BlackRock Global Allocation V.I.	75,856	(1,975,892)	(1,900,036)	18,768	(2,221,732)	(2,202,964)
Huntington VA Dividend Capture	561,445	637,224	1,198,669	523,207	401,953	925,160
Huntington VA Growth	108,453	7,487	115,940	140,819	(39,477)	101,342
Huntington VA Income Equity	63,068	28,323	91,391	1,624	710	2,334
Huntington VA International Equity	272,813	219,875	492,688	502,452	(22,957)	479,495
Huntington VA Macro 100	74,175	(14,322)	59,853	87,444	(24,043)	63,401
Huntington VA Mid Corp America	106,868	214,381	321,249	144,509	462	144,971
Huntington VA Mortgage Securities	59,847	98,104	157,951	99,223	(100,866)	(1,643)
Huntington VA Real Strategies	214,677	102,032	316,709	435,721	(45,520)	390,201
Huntington VA Rotating Markets	136,974	103,976	240,950	175,811	(60,410)	115,401
Huntington VA Situs	331,778	367,582	699,360	660,358	(39,703)	620,655
Huntington VA Balanced	1,314,630	(583,791)	730,839	3,708,254	70,859	3,779,113

242

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Asset Allocation - Growth
	12/31/2012	230,370,705	$1.43	to	$0.87	$328,423,844	1.25%	1.25%	to	2.30%	11.20%	to	9.85%
	12/31/2011	251,759,249	1.28	to	0.79	323,441,498	1.10	1.25	to	2.30	(6.58)	to	(7.81)
	12/31/2010	278,389,956	1.37	to	0.86	384,350,007	1.02	1.25	to	2.30	13.53	to	12.07
	12/31/2009	293,607,644	1.21	to	0.76	356,027,919	2.49	1.25	to	2.30	28.22	to	26.63
	12/31/2008	300,444,289	0.94	to	0.60	283,936,866	2.77	1.25	to	2.30	(40.38)	to	(41.12)
TA Asset Allocation - Conservative
	12/31/2012	512,355,557	1.55	to	1.07	776,060,764	3.02	1.25	to	2.45	6.13	to	4.62
	12/31/2011	514,294,287	1.46	to	1.02	734,628,794	2.73	1.25	to	2.45	1.39	to	(0.09)
	12/31/2010	468,647,851	1.44	to	1.02	663,216,570	3.24	1.25	to	2.45	7.59	to	6.11
	12/31/2009	426,899,828	1.34	to	0.96	561,519,294	4.40	1.25	to	2.45	23.68	to	21.92
	12/31/2008	376,398,827	1.08	to	0.79	400,340,125	3.06	1.25	to	2.45	(22.16)	to	(20.97)
TA Asset Allocation - Moderate
	12/31/2012	1,146,774,400	1.57	to	1.05	1,805,322,594	2.57	1.25	to	2.45	8.08	to	6.49
	12/31/2011	1,048,348,385	1.45	to	0.99	1,526,859,827	2.24	1.25	to	2.45	(0.65)	to	(2.10)
	12/31/2010	911,587,871	1.46	to	1.01	1,328,831,884	2.96	1.25	to	2.45	9.01	to	7.50
	12/31/2009	885,433,023	1.34	to	0.94	1,182,888,651	4.33	1.25	to	2.45	24.84	to	23.18
	12/31/2008	799,972,072	1.07	to	0.76	856,542,397	3.39	1.25	to	2.45	(26.88)	to	(23.89)
TA Asset Allocation - Moderate Growth
	12/31/2012	1,144,436,621	1.52	to	1.00	1,775,436,274	2.33	1.25	to	2.45	9.27	to	7.72
	12/31/2011	1,190,632,939	1.39	to	0.93	1,691,025,864	1.90	1.25	to	2.45	(3.22)	to	(4.61)
	12/31/2010	1,260,161,734	1.44	to	0.98	1,848,961,931	2.09	1.25	to	2.45	11.34	to	9.72
	12/31/2009	1,268,179,930	1.29	to	0.89	1,671,991,913	3.32	1.25	to	2.45	26.58	to	24.81
	12/31/2008	1,119,487,288	1.02	to	0.71	1,168,981,435	2.97	1.25	to	2.45	(33.60)	to	(28.72)
TA WMC Diversified Growth
	12/31/2012	234,117,031	1.19	to	0.86	243,242,120	0.29	1.25	to	2.30	11.76	to	10.31
	12/31/2011	268,787,403	1.06	to	0.78	249,347,032	0.35	1.25	to	2.30	(4.92)	to	(6.09)
	12/31/2010	191,266,505	1.12	to	0.83	183,017,814	0.53	1.25	to	2.30	16.36	to	14.84
	12/31/2009	211,515,242	0.96	to	0.73	173,764,901	0.92	1.25	to	2.30	27.60	to	26.00
	12/31/2008	242,407,649	0.75	to	0.58	154,901,502	0.22	1.25	to	2.30	(46.68)	to	(47.39)
TA MFS International Equity
	12/31/2012	54,908,182	1.28	to	0.95	75,728,888	1.64	1.25	to	2.30	20.64	to	19.12
	12/31/2011	56,829,789	1.06	to	0.80	63,483,767	1.23	1.25	to	2.30	(11.17)	to	(12.23)
	12/31/2010	57,391,119	1.20	to	0.91	72,045,895	1.36	1.25	to	2.30	9.13	to	7.83
	12/31/2009	61,489,383	1.10	to	0.84	70,065,045	2.76	1.25	to	2.30	31.05	to	29.26
	12/31/2008	68,562,354	0.84	to	0.65	59,550,150	5.08	1.25	to	2.30	(36.09)	to	(37.00)

243

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Clarion Global Real Estate Securities
	12/31/2012	34,025,993	$2.34	to	$0.92	$74,569,986	3.45%	1.25%	to	2.30%	23.70%	to	22.15%
	12/31/2011	31,707,782	1.90	to	0.75	57,147,013	6.95	1.25	to	2.30	(6.90)	to	(8.12)
	12/31/2010	28,665,877	2.04	to	0.82	56,085,937	6.20	1.25	to	2.30	14.24	to	12.71
	12/31/2009	28,729,727	1.78	to	0.73	49,666,479	—	1.25	to	2.30	31.77	to	30.01
	12/31/2008	30,247,076	1.35	to	0.56	39,869,448	6.44	1.25	to	2.30	(43.09)	to	(43.80)
TA Systematic Small/Mid Cap Value
	12/31/2012	57,175,151	2.40	to	1.26	152,383,168	0.48	1.25	to	2.30	14.94	to	13.42
	12/31/2011	61,337,636	2.09	to	1.11	148,382,477	0.14	1.25	to	2.30	(3.86)	to	(5.04)
	12/31/2010	61,598,682	2.17	to	1.17	167,789,740	0.73	1.25	to	2.30	28.80	to	27.13
	12/31/2009	57,722,451	1.69	to	0.92	137,826,521	3.20	1.25	to	2.30	41.45	to	39.69
	12/31/2008	63,351,112	1.19	to	0.66	111,735,406	1.76	1.25	to	2.30	(41.60)	to	(34.34)
TA Multi-Managed Balanced
	12/31/2012	66,254,626	1.75	to	1.20	111,515,426	1.56	1.25	to	2.45	11.17	to	9.70
	12/31/2011	55,448,989	1.57	to	1.10	84,320,497	2.31	1.25	to	2.45	2.75	to	1.28
	12/31/2010	46,155,176	1.53	to	1.08	68,704,597	0.47	1.25	to	2.45	22.59	to	20.92
	12/31/2009	31,050,756	1.25	to	0.90	37,876,212	1.78	1.25	to	2.45	24.74	to	22.93
	12/31/2008	21,712,317	1.00	to	0.73	21,423,465	1.84	1.25	to	2.45	(33.24)	to	(27.04)
TA Jennison Growth
	12/31/2012	151,229,399	1.15	to	1.07	173,255,804	0.06	1.25	to	2.30	14.33	to	12.80
	12/31/2011	164,172,286	1.01	to	0.95	163,568,682	0.11	1.25	to	2.30	(1.85)	to	(3.00)
	12/31/2010	186,543,770	1.02	to	0.98	189,194,997	0.05	1.25	to	2.30	10.88	to	9.46
	12/31/2009	28,037,314	0.92	to	0.89	25,367,528	0.15	1.25	to	2.30	39.26	to	37.53
	12/31/2008	24,292,309	0.66	to	0.65	15,596,912	0.10	1.25	to	2.30	(37.79)	to	(38.53)
TA JPMorgan Enhanced Index
	12/31/2012	46,503,218	1.16	to	0.97	69,096,747	1.11	1.25	to	2.30	14.91	to	13.47
	12/31/2011	46,859,471	1.01	to	0.85	60,436,931	1.11	1.25	to	2.30	(0.50)	to	(1.78)
	12/31/2010	68,194,117	1.01	to	0.87	85,659,071	1.32	1.25	to	2.30	13.76	to	12.27
	12/31/2009	76,651,694	0.89	to	0.77	85,362,534	2.18	1.25	to	2.30	27.99	to	26.41
	12/31/2008	75,561,827	0.70	to	0.61	65,362,497	5.60	1.25	to	2.30	(38.13)	to	(38.93)
TA AEGON High Yield Bond
	12/31/2012	81,456,776	1.98	to	1.35	149,611,054	5.92	1.25	to	2.30	15.91	to	14.45
	12/31/2011	67,181,111	1.71	to	1.18	107,569,359	7.11	1.25	to	2.30	3.48	to	2.19
	12/31/2010	65,639,528	1.65	to	1.15	102,542,200	14.31	1.25	to	2.30	11.05	to	9.65
	12/31/2009	68,757,941	1.48	to	1.05	97,606,766	8.81	1.25	to	2.30	45.42	to	43.56
	12/31/2008	53,656,252	1.02	to	0.73	52,752,860	9.45	1.25	to	2.30	(26.13)	to	(27.15)
TA BlackRock Large Cap Value
	12/31/2012	249,338,938	1.47	to	0.86	378,374,684	1.78	1.25	to	2.30	10.34	to	8.95
	12/31/2011	270,560,131	1.33	to	0.78	373,157,218	1.72	1.25	to	2.30	1.47	to	0.16
	12/31/2010	297,323,215	1.31	to	0.78	404,764,627	0.85	1.25	to	2.30	9.08	to	7.68
	12/31/2009	157,907,814	1.20	to	0.73	197,986,732	1.04	1.25	to	2.30	12.58	to	11.16
	12/31/2008	51,860,445	1.07	to	0.65	57,622,753	0.90	1.25	to	2.30	(34.71)	to	(35.55)

244

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Total Return
	12/31/2012	465,954,720	$1.64	to	$1.17	$703,188,215	4.10%	1.25%	to	2.45%	6.22%	to	4.74%
	12/31/2011	392,810,352	1.54	to	1.11	564,436,969	2.36	1.25	to	2.45	4.96	to	3.42
	12/31/2010	359,330,578	1.47	to	1.08	498,064,052	4.18	1.25	to	2.45	5.87	to	4.38
	12/31/2009	296,380,822	1.39	to	1.03	394,940,745	6.56	1.25	to	2.45	14.60	to	12.98
	12/31/2008	196,989,757	1.21	to	0.91	232,447,318	5.94	1.25	to	2.45	(4.00)	to	(8.63)
TA Morgan Stanley Capital Growth
	12/31/2012	61,075,356	1.29	to	0.99	82,633,421	—	1.25	to	2.30	14.11	to	12.60
	12/31/2011	64,440,240	1.13	to	0.88	76,021,665	—	1.25	to	2.30	(6.97)	to	(8.10)
	12/31/2010	67,440,229	1.21	to	0.96	85,216,855	0.86	1.25	to	2.30	25.87	to	24.23
	12/31/2009	75,024,853	0.97	to	0.77	75,433,842	2.54	1.25	to	2.30	26.33	to	24.70
	12/31/2008	88,988,192	0.76	to	0.62	70,947,292	2.05	1.25	to	2.30	(37.15)	to	(37.97)
TA AllianceBernstein Dynamic Allocation
	12/31/2012	116,170,141	1.53	to	1.07	170,641,314	0.77	1.25	to	2.45	4.82	to	3.25
	12/31/2011	93,739,531	1.46	to	1.04	131,393,806	0.89	1.25	to	2.45	0.56	to	(0.76)
	12/31/2010	32,302,176	1.45	to	1.05	45,361,877	5.13	1.25	to	2.45	7.94	to	4.56
	12/31/2009	25,453,128	1.34	to	0.86	33,340,808	3.75	1.25	to	2.30	29.68	to	28.22
	12/31/2008	26,236,091	1.04	to	0.67	26,654,279	5.70	1.25	to	2.30	(37.66)	to	(38.42)
TA AEGON U.S. Government Securities
	12/31/2012	185,964,575	1.48	to	1.14	267,671,938	1.55	1.25	to	2.45	3.84	to	2.34
	12/31/2011	159,340,763	1.43	to	1.11	226,421,174	2.52	1.25	to	2.45	6.28	to	4.73
	12/31/2010	141,565,649	1.34	to	1.06	195,750,893	3.12	1.25	to	2.45	3.11	to	1.73
	12/31/2009	121,765,853	1.30	to	1.04	169,958,982	2.25	1.25	to	2.45	3.18	to	1.71
	12/31/2008	109,754,173	1.26	to	1.03	157,185,721	2.05	1.25	to	2.45	6.33	to	2.56
TA T. Rowe Price Small Cap
	12/31/2012	68,596,192	1.65	to	1.25	107,242,955	—	1.25	to	2.30	14.26	to	12.80
	12/31/2011	70,198,947	1.44	to	1.11	94,188,070	—	1.25	to	2.30	0.44	to	(0.76)
	12/31/2010	69,607,164	1.44	to	1.11	92,110,138	—	1.25	to	2.30	32.77	to	31.05
	12/31/2009	70,166,783	1.08	to	0.85	68,613,378	—	1.25	to	2.30	36.99	to	35.22
	12/31/2008	78,416,187	0.79	to	0.63	55,249,620	1.60	1.25	to	2.30	(37.04)	to	(37.84)
TA Morgan Stanley Active International Allocation
	12/31/2012	52,974,253	1.26	to	0.79	83,537,672	2.18	1.25	to	2.30	15.30	to	13.81
	12/31/2011	58,034,171	1.09	to	0.69	79,276,503	1.34	1.25	to	2.30	(15.35)	to	(16.49)
	12/31/2010	65,352,058	1.29	to	0.83	105,560,749	1.98	1.25	to	2.30	7.14	to	5.77
	12/31/2009	74,224,167	1.20	to	0.78	112,404,738	0.15	1.25	to	2.30	24.33	to	22.85
	12/31/2008	82,531,196	0.97	to	0.64	101,691,108	5.13	1.25	to	2.30	(39.59)	to	(40.42)

245

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Multi Managed Large Cap Core
	12/31/2012		69,916,409	$1.46	to	$1.04	$157,622,078	0.81%	1.25%	to	2.30%	15.68%	to	14.19%
	12/31/2011		75,519,431	1.26	to	0.91	151,342,254	0.71	1.25	to	2.30	(3.47)	to	(4.72)
	12/31/2010		79,597,405	1.30	to	0.96	167,422,672	0.66	1.25	to	2.30	17.70	to	16.20
	12/31/2009		89,603,587	1.11	to	0.82	162,435,410	0.93	1.25	to	2.30	43.62	to	41.82
	12/31/2008		48,296,593	0.77	to	0.58	65,477,186	3.79	1.25	to	2.30	(42.80)	to	(43.51)
TA AEGON Money Market
	12/31/2012		221,233,759	1.05	to	0.90	244,869,417	0.01	1.25	to	2.45	(1.24)	to	(2.40)
	12/31/2011		228,562,306	1.07	to	0.93	260,288,470	0.01	1.25	to	2.45	(1.22)	to	(2.38)
	12/31/2010		203,789,908	1.08	to	0.95	240,583,329	0.01	1.25	to	2.45	(1.23)	to	(2.39)
	12/31/2009		219,483,757	1.09	to	0.97	263,342,710	0.12	1.25	to	2.45	(1.10)	to	(2.38)
	12/31/2008		317,875,150	1.11	to	1.00	390,109,230	2.24	1.25	to	2.45	1.13	to	(0.38)
TA Morgan Stanley Mid-Cap Growth
	12/31/2012		75,087,329	1.24	to	1.12	92,478,590	—	1.25	to	2.30	7.73	to	6.32
	12/31/2011		81,718,223	1.15	to	1.06	92,719,840	0.27	1.25	to	2.30	(7.86)	to	(9.01)
	12/31/2010		40,971,437	1.25	to	1.16	49,878,592	0.11	1.25	to	2.30	32.25	to	30.58
	12/31/2009		37,342,558	0.94	to	0.89	33,153,233	—	1.25	to	2.30	58.58	to	56.52
	12/31/2008		36,398,819	0.59	to	0.57	20,184,740	2.04	1.25	to	2.30	(46.96)	to	(47.65)
TA AEGON U.S. Government Securities - PAM - SC
	12/31/2012		46,030,399	1.36	to	1.20	60,843,793	1.55	1.25	to	2.00	3.56	to	2.80
	12/31/2011		70,981,015	1.31	to	1.17	90,639,167	3.02	1.25	to	2.00	5.97	to	5.19
	12/31/2010		46,757,425	1.24	to	1.11	56,311,869	3.13	1.25	to	2.00	2.94	to	2.18
	12/31/2009		73,520,866	1.20	to	1.09	86,072,017	2.08	1.25	to	2.00	2.91	to	2.15
	12/31/2008		123,965,271	1.17	to	1.07	141,241,498	1.65	1.25	to	2.00	6.09	to	5.30
TA International Moderate Growth - SC
	12/31/2012		182,799,108	0.98	to	0.92	177,069,545	2.76	1.25	to	2.45	11.09	to	9.78
	12/31/2011		179,320,946	0.88	to	0.84	156,542,573	1.89	1.25	to	2.45	(8.67)	to	(9.74)
	12/31/2010		177,503,018	0.97	to	0.93	169,854,337	2.54	1.25	to	2.45	8.88	to	7.61
	12/31/2009		158,637,626	0.89	to	0.86	139,691,778	2.66	1.25	to	2.45	27.73	to	26.23
	12/31/2008		113,793,326	0.70	to	0.68	78,605,551	2.45	1.25	to	2.45	(37.11)	to	(31.85)
TA Vanguard ETF Index - Balanced - SC
	12/31/2012		392,931,653	1.17	to	1.05	432,574,012	1.28	1.25	to	2.45	7.05	to	5.79
	12/31/2011		235,744,151	1.09	to	0.99	242,494,524	1.22	1.25	to	2.45	0.22	to	(0.95)
	12/31/2010		82,821,988	1.09	to	1.00	85,012,842	1.15	1.25	to	2.45	9.33	to	8.04
	12/31/2009		52,441,573	1.00	to	0.92	49,277,110	0.34	1.25	to	2.45	15.09	to	13.74
	12/31/2008	(1)	6,707,702	0.82	to	0.81	5,488,483	—	1.25	to	2.45	(18.08)	to	(18.73)

246

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Vanguard ETF Index - Growth - SC
	12/31/2012		297,019,065	$1.20	to	$1.00	$311,990,288	1.64%	1.25%	to	2.45%	10.17%	to	8.87%
	12/31/2011		237,690,792	1.09	to	0.92	226,822,512	1.50	1.25	to	2.45	(2.35)	to	(3.49)
	12/31/2010		186,013,747	1.12	to	0.95	181,958,510	1.24	1.25	to	2.45	11.61	to	10.30
	12/31/2009		108,495,352	1.00	to	0.86	95,152,421	0.45	1.25	to	2.45	21.66	to	20.24
	12/31/2008	(1)	20,462,446	0.72	to	0.72	14,772,045	—	1.25	to	2.45	(27.70)	to	(28.27)
TA Efficient Markets - SC
	12/31/2012		24,399,642	1.43	to	1.37	34,788,748	1.35	1.30	to	2.45	10.76	to	9.51
	12/31/2011		23,883,708	1.29	to	1.25	30,784,685	0.82	1.30	to	2.45	(3.44)	to	(4.53)
	12/31/2010		16,445,295	1.34	to	1.31	21,946,805	0.65	1.30	to	2.45	10.94	to	9.69
	12/31/2009		7,310,048	1.21	to	1.19	8,798,793	0.04	1.30	to	2.45	16.35	to	15.04
	12/31/2008	(1)	52,057	1.04	to	1.04	53,981	—	1.30	to	2.45	3.71	to	3.55
TA BlackRock Global Allocation - SC
	12/31/2012		425,350,001	1.34	to	1.29	568,852,131	2.34	1.35	to	2.40	8.51	to	7.39
	12/31/2011		412,785,582	1.24	to	1.21	509,427,226	0.70	1.35	to	2.40	(5.11)	to	(6.08)
	12/31/2010		238,651,784	1.31	to	1.28	310,739,807	0.49	1.35	to	2.40	8.31	to	7.20
	12/31/2009	(1)	57,237,568	1.21	to	1.20	68,899,195	—	1.35	to	2.40	20.52	to	19.69
TA BlackRock Tactical Allocation - SC
	12/31/2012		265,347,410	1.23	to	1.19	384,811,458	1.46	1.25	to	2.30	8.65	to	7.53
	12/31/2011		153,073,763	1.13	to	1.11	203,112,668	1.19	1.25	to	2.30	2.47	to	1.42
	12/31/2010		78,649,682	1.10	to	1.09	101,263,833	0.43	1.25	to	2.30	9.87	to	8.74
	12/31/2009	(1)	14,707,310	1.00	to	1.00	17,683,172	—	1.25	to	2.30	1.02	to	0.90
TA ProFunds UltraBear - OAM - SC
	12/31/2012		202,770,929	0.22	to	0.22	45,300,493	—	1.30	to	2.00	(30.34)	to	(30.82)
	12/31/2011		210,406,254	0.32	to	0.32	67,533,202	—	1.30	to	2.00	(20.98)	to	(21.52)
	12/31/2010		17,877,762	0.41	to	0.40	7,265,669	—	1.30	to	2.00	(27.70)	to	(28.20)
	12/31/2009	(1)	639,202	0.56	to	0.56	359,679	—	1.30	to	2.00	(43.69)	to	(43.95)
TA Janus Balanced - SC
	12/31/2012		40,507,497	0.98	to	0.95	39,643,729	—	1.30	to	2.30	11.05	to	9.96
	12/31/2011		27,587,866	0.88	to	0.87	24,331,453	0.16	1.30	to	2.30	(11.95)	to	(12.81)
	12/31/2010		17,026,797	1.00	to	0.99	17,072,345	0.16	1.30	to	2.30	1.78	to	0.78
	12/31/2009	(1)	1,452,049	0.99	to	0.98	1,431,731	—	1.30	to	2.30	(0.05)	to	(0.16)
TA PIMCO Tactical - Growth - SC
	12/31/2012		21,197,325	0.87	to	0.84	18,377,329	0.52	1.30	to	2.30	(0.61)	to	(1.58)
	12/31/2011		19,020,655	0.87	to	0.86	16,587,264	1.46	1.30	to	2.30	(12.75)	to	(13.60)
	12/31/2010		14,525,241	1.00	to	0.99	14,531,476	1.15	1.30	to	2.30	(1.98)	to	(2.94)
	12/31/2009	(1)	592,237	1.02	to	1.02	604,947	—	1.30	to	2.30	2.53	to	2.41

247

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Tactical - Conservative - SC
	12/31/2012		25,130,699	$0.90	to	$0.88	$22,706,173	1.17%	1.30%	to	2.30%	0.22%	to	(0.77)%
	12/31/2011		21,383,821	0.90	to	0.88	19,268,611	1.38	1.30	to	2.30	(8.65)	to	(9.54)
	12/31/2010		15,900,011	0.99	to	0.98	15,698,812	0.75	1.30	to	2.30	(3.37)	to	(4.32)
	12/31/2009	(1)	389,413	1.02	to	1.02	398,229	—	1.30	to	2.30	2.55	to	2.43
TA PIMCO Tactical - Balanced - SC
	12/31/2012		41,675,901	0.92	to	0.90	38,453,223	1.57	1.30	to	2.30	(0.32)	to	(1.30)
	12/31/2011		37,192,704	0.93	to	0.91	34,435,629	1.23	1.30	to	2.30	(4.64)	to	(5.58)
	12/31/2010		31,526,322	0.97	to	0.96	30,638,198	0.42	1.30	to	2.30	(4.70)	to	(5.63)
	12/31/2009	(1)	1,141,493	1.02	to	1.02	1,165,255	—	1.30	to	2.30	2.28	to	2.16
TA Hanlon Income - SC
	12/31/2012		113,465,473	1.03	to	1.00	116,557,274	2.15	1.30	to	2.30	2.13	to	1.13
	12/31/2011		126,002,284	1.01	to	0.99	126,786,336	1.46	1.30	to	2.30	1.61	to	0.62
	12/31/2010		135,742,790	0.99	to	0.98	134,524,479	0.23	1.30	to	2.30	(1.17)	to	(2.13)
	12/31/2009	(1)	9,549,230	1.00	to	1.00	9,585,273	—	1.30	to	2.30	0.40	to	0.28
TA Vanguard ETF Index - Conservative - SC
	12/31/2012		98,767,867	1.16	to	1.12	113,935,450	1.13	1.25	to	2.45	5.29	to	4.05
	12/31/2011		55,002,897	1.10	to	1.07	60,327,184	0.73	1.25	to	2.45	1.90	to	0.71
	12/31/2010		21,717,320	1.08	to	1.07	23,399,680	0.03	1.25	to	2.45	8.07	to	6.81
	12/31/2009	(1)	206,947	1.00	to	1.00	206,617	—	1.25	to	2.45	(0.14)	to	(0.28)
TA Vanguard ETF Index - Aggressive Growth - SC
	12/31/2012		24,481,663	1.26	to	1.22	30,824,852	1.05	1.25	to	2.30	15.12	to	13.93
	12/31/2011		14,261,506	1.10	to	1.07	15,628,666	0.76	1.25	to	2.30	(5.10)	to	(6.08)
	12/31/2010		6,413,936	1.16	to	1.14	7,414,922	0.07	1.25	to	2.30	12.99	to	11.84
	12/31/2009	(1)	290,786	1.02	to	1.02	297,837	—	1.25	to	2.30	2.45	to	2.33
TA JPMorgan Mid Cap Value - SC
	12/31/2012		18,589,064	1.49	to	1.44	27,547,060	0.64	1.25	to	2.30	18.74	to	17.52
	12/31/2011		13,444,004	1.26	to	1.23	16,796,473	1.24	1.25	to	2.30	0.48	to	(0.55)
	12/31/2010		5,782,251	1.25	to	1.24	7,207,008	2.76	1.25	to	2.30	21.31	to	20.06
	12/31/2009	(1)	78,140	1.03	to	1.03	80,470	—	1.25	to	2.30	4.55	to	4.42
TA PIMCO Real Return TIPS - SC
	12/31/2012		65,998,288	1.12	to	1.10	73,864,504	0.26	1.30	to	2.30	4.93	to	3.90
	12/31/2011	(1)	22,222,353	1.07	to	1.06	23,716,796	—	1.30	to	2.30	6.78	to	6.09
TA Madison Balanced Allocation - SC
	12/31/2012		26,691,248	1.03	to	1.02	27,510,270	0.58	1.30	to	1.90	6.91	to	6.27
	12/31/2011	(1)	10,799,152	0.96	to	0.96	10,415,714	—	1.30	to	1.50	(3.53)	to	(3.66)
TA Madison Diversified Income - SC
	12/31/2012		41,567,058	1.06	to	1.05	43,909,777	0.09	1.30	to	1.90	4.30	to	3.68
	12/31/2011	(1)	11,865,525	1.01	to	1.01	12,020,315	—	1.30	to	1.50	1.33	to	1.20

248

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Madison Conservative Allocation - SC
	12/31/2012		30,052,061	$1.04	to	$1.03	$31,152,787	0.46%	1.30%	to	1.90%	4.96%	to	4.34%
	12/31/2011	(1)	7,437,363	0.99	to	0.99	7,350,111	—	1.30	to	1.50	(1.15)	to	(1.28)
TA AEGON Tactical Vanguard ETF - Growth - SC
	12/31/2012		86,372,837	1.01	to	0.99	87,063,225	0.68	1.30	to	2.30	9.52	to	8.45
	12/31/2011	(1)	50,880,134	0.92	to	0.92	46,837,988	—	1.30	to	2.30	(1.57)	to	(8.49)
TA AEGON Tactical Vanguard ETF - Balanced - SC
	12/31/2012		112,497,655	1.03	to	1.01	115,538,931	0.17	1.30	to	2.30	6.90	to	5.85
	12/31/2011	(1)	10,176,829	0.96	to	0.96	9,782,689	—	1.30	to	2.30	(3.83)	to	(4.45)
TA AEGON Tactical Vanguard ETF - Conservative - SC
	12/31/2012		99,741,286	1.03	to	1.05	103,054,870	0.41	1.30	to	2.45	5.40	to	4.21
	12/31/2011	(1)	48,607,354	0.98	to	1.00	47,686,257	—	1.30	to	2.45	0.22	to	0.47
TA JPMorgan Core Bond - SC
	12/31/2012		29,416,152	1.08	to	1.06	31,761,254	2.73	1.30	to	2.30	3.40	to	2.39
	12/31/2011	(1)	12,803,305	1.05	to	1.04	13,374,908	2.95	1.30	to	2.30	4.53	to	3.85
TA JPMorgan Tactical Allocation - SC
	12/31/2012		119,865,129	1.06	to	1.04	126,580,016	0.61	1.30	to	2.30	6.08	to	5.04
	12/31/2011	(1)	33,372,025	1.00	to	0.99	33,236,169	1.18	1.30	to	2.30	(0.36)	to	(1.00)
TA Legg Mason Dynamic Allocation - Balanced - SC
	12/31/2012	(1)	30,513,684	1.01	to	1.01	30,816,437	—	1.30	to	2.05	—	to	—
TA Legg Mason Dynamic Allocation - Growth - SC
	12/31/2012	(1)	9,620,386	1.01	to	1.00	9,667,683	—	1.30	to	2.05	—	to	—
TA Market Participation Strategy - SC
	12/31/2012	(1)	6,411,114	0.99	to	0.99	6,347,625	—	1.30	to	2.05	—	to	—
Invesco Van Kampen V.I. Value Opportunities
	12/31/2012		18,456,538	1.03	to	0.76	18,583,118	1.18	1.25	to	2.30	16.20	to	15.00
	12/31/2011		23,403,486	0.89	to	0.67	20,339,875	0.60	1.25	to	2.30	(4.59)	to	(5.56)
	12/31/2010		26,145,840	0.93	to	0.70	23,894,883	0.35	1.25	to	2.30	5.62	to	4.54
	12/31/2009		28,936,665	0.88	to	0.67	25,112,242	1.27	1.25	to	2.30	45.92	to	44.42
	12/31/2008		29,192,375	0.60	to	0.47	17,407,911	0.45	1.25	to	2.30	(52.50)	to	(52.99)
Invesco Van Kampen V.I. American Franchise
	12/31/2012	(1)	5,255,290	0.96	to	0.96	5,064,811	—	1.25	to	2.30	—	to	—

249

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Growth & Income
	12/31/2012		50,717,970	$1.19	to	$0.91	$60,199,911	1.33%	1.25%	to	2.30%	15.79%	to	14.59%
	12/31/2011		45,970,955	1.02	to	0.79	47,040,831	1.06	1.25	to	2.30	4.76	to	3.69
	12/31/2010		42,257,024	0.98	to	0.76	41,152,047	—	1.25	to	2.30	11.41	to	10.26
	12/31/2009		45,688,754	0.88	to	0.69	39,961,523	3.55	1.25	to	2.30	18.86	to	17.64
	12/31/2008		53,322,418	0.74	to	0.59	39,258,756	1.78	1.25	to	2.30	(41.43)	to	(42.03)
AllianceBernstein Large Cap Growth
	12/31/2012		21,823,660	1.04	to	0.97	20,730,938	0.03	1.25	to	2.30	15.25	to	14.06
	12/31/2011		27,830,030	0.90	to	0.85	23,111,960	0.09	1.25	to	2.30	(4.94)	to	(5.91)
	12/31/2010		27,181,119	0.95	to	0.91	23,360,452	0.27	1.25	to	2.30	8.48	to	7.36
	12/31/2009		27,519,775	0.87	to	0.84	21,517,625	—	1.25	to	2.30	35.41	to	34.02
	12/31/2008		28,070,368	0.65	to	0.63	16,214,023	—	1.25	to	2.30	(40.57)	to	(41.18)
AllianceBernstein Balanced Wealth Strategy
	12/31/2012		23,281,994	1.44	to	1.37	33,337,704	1.94	1.50	to	2.65	11.69	to	10.43
	12/31/2011		22,274,467	1.29	to	1.24	28,587,379	2.07	1.50	to	2.65	(4.49)	to	(5.55)
	12/31/2010		13,600,781	1.35	to	1.32	18,296,754	2.29	1.50	to	2.65	8.67	to	7.45
	12/31/2009		8,104,630	1.24	to	1.23	10,047,749	0.90	1.50	to	2.65	22.61	to	21.24
	12/31/2008	(1)	154,287	1.01	to	1.01	156,332	—	1.50	to	2.65	1.33	to	1.17
Janus Aspen - Enterprise
	12/31/2012		13,459,221	1.42	to	1.13	15,010,728	—	1.25	to	2.30	15.54	to	14.34
	12/31/2011		17,451,040	1.23	to	0.99	16,983,609	—	1.25	to	2.30	(2.86)	to	(3.86)
	12/31/2010		20,845,628	1.26	to	1.03	20,135,138	—	1.25	to	2.30	23.97	to	22.70
	12/31/2009		24,204,454	1.02	to	0.84	18,789,785	—	1.25	to	2.30	42.66	to	41.19
	12/31/2008		27,900,139	0.71	to	0.59	15,433,329	0.06	1.25	to	2.30	(44.55)	to	(45.13)
Janus Aspen - Perkins Mid Cap Value
	12/31/2012		1,784,047	1.62	to	1.54	2,826,786	0.83	1.25	to	1.65	9.42	to	8.98
	12/31/2011		1,942,854	1.48	to	1.42	2,817,931	0.57	1.25	to	1.65	(4.18)	to	(4.55)
	12/31/2010		2,114,548	1.55	to	1.48	3,208,163	0.50	1.25	to	1.65	13.94	to	13.49
	12/31/2009		2,351,020	1.36	to	1.31	3,137,832	0.34	1.25	to	1.65	31.28	to	30.76
	12/31/2008		2,704,031	1.04	to	1.00	2,755,067	0.38	1.25	to	1.65	(28.79)	to	(29.07)
Janus Aspen - Worldwide
	12/31/2012		35,879,908	0.86	to	0.81	29,413,361	0.75	1.25	to	2.30	18.37	to	17.15
	12/31/2011		47,714,394	0.73	to	0.69	32,678,968	0.47	1.25	to	2.30	(15.05)	to	(15.92)
	12/31/2010		54,023,820	0.86	to	0.82	42,819,135	0.49	1.25	to	2.30	14.10	to	12.92
	12/31/2009		51,760,069	0.75	to	0.73	35,455,082	1.32	1.25	to	2.30	35.71	to	34.31
	12/31/2008		45,032,767	0.55	to	0.54	22,746,673	0.96	1.25	to	2.30	(45.49)	to	(46.06)

250

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS® New Discovery
	12/31/2012	27,079,206	$1.65	to	$1.26	$43,455,961	—%	1.25%	to	2.30%	19.40%	to	18.17%
	12/31/2011	32,297,842	1.38	to	1.06	43,567,864	—	1.25	to	2.30	(11.60)	to	(12.50)
	12/31/2010	28,497,686	1.56	to	1.22	43,511,961	—	1.25	to	2.30	34.26	to	32.89
	12/31/2009	21,450,984	1.16	to	0.92	24,479,755	—	1.25	to	2.30	60.91	to	59.26
	12/31/2008	15,212,879	0.72	to	0.58	10,829,606	—	1.25	to	2.30	(40.27)	to	(40.89)
MFS® Total Return
	12/31/2012	42,703,103	1.41	to	1.01	58,085,830	2.48	1.25	to	2.30	9.56	to	8.43
	12/31/2011	51,939,456	1.28	to	0.94	64,708,305	2.38	1.25	to	2.30	0.33	to	(0.69)
	12/31/2010	51,506,909	1.28	to	0.94	64,112,949	2.60	1.25	to	2.30	8.28	to	7.17
	12/31/2009	54,883,691	1.18	to	0.88	63,388,306	3.38	1.25	to	2.30	16.27	to	15.08
	12/31/2008	56,745,490	1.02	to	0.76	56,591,135	2.93	1.25	to	2.30	(23.28)	to	(24.07)
Fidelity VIP Contrafund®
	12/31/2012	129,488,515	1.72	to	0.98	198,771,973	1.13	1.25	to	2.30	14.70	to	13.52
	12/31/2011	134,249,402	1.50	to	0.86	179,181,371	0.77	1.25	to	2.30	(3.98)	to	(4.97)
	12/31/2010	141,720,415	1.56	to	0.90	196,820,478	1.05	1.25	to	2.30	15.48	to	14.30
	12/31/2009	145,193,887	1.35	to	0.79	174,641,929	1.18	1.25	to	2.30	33.80	to	32.42
	12/31/2008	156,031,898	1.01	to	0.60	140,544,144	0.75	1.25	to	2.30	(43.40)	to	(43.99)
Fidelity VIP Equity-Income
	12/31/2012	35,156,875	1.26	to	0.88	45,141,965	2.70	1.25	to	2.30	15.60	to	14.41
	12/31/2011	45,469,459	1.09	to	0.77	50,715,402	2.27	1.25	to	2.30	(0.58)	to	(1.60)
	12/31/2010	45,311,325	1.10	to	0.78	51,139,889	1.67	1.25	to	2.30	13.50	to	12.33
	12/31/2009	45,541,010	0.97	to	0.69	45,516,351	2.05	1.25	to	2.30	28.28	to	26.96
	12/31/2008	52,994,411	0.76	to	0.55	41,416,391	2.09	1.25	to	2.30	(43.52)	to	(44.11)
Fidelity VIP Growth
	12/31/2012	29,467,181	1.07	to	0.93	30,039,234	0.32	1.25	to	2.30	12.98	to	11.82
	12/31/2011	38,431,337	0.94	to	0.83	34,786,669	0.13	1.25	to	2.30	(1.26)	to	(2.28)
	12/31/2010	35,879,672	0.96	to	0.85	32,888,102	0.03	1.25	to	2.30	22.33	to	21.08
	12/31/2009	32,483,226	0.78	to	0.70	24,205,981	0.20	1.25	to	2.30	26.38	to	25.09
	12/31/2008	38,408,158	0.62	to	0.56	22,538,053	0.55	1.25	to	2.30	(47.96)	to	(48.50)
Fidelity VIP Growth Opportunities
	12/31/2012	1,522,040	1.18	to	0.88	1,703,532	0.15	1.25	to	1.65	17.84	to	17.38
	12/31/2011	1,787,121	1.00	to	0.75	1,694,748	—	1.25	to	1.65	0.71	to	0.32
	12/31/2010	2,126,593	1.00	to	0.75	1,991,506	—	1.25	to	1.65	21.95	to	21.47
	12/31/2009	2,509,398	0.82	to	0.62	1,911,152	0.23	1.25	to	1.65	43.67	to	43.10
	12/31/2008	2,952,425	0.57	to	0.43	1,565,128	0.12	1.25	to	1.65	(55.69)	to	(55.87)

251

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity VIP Mid Cap
	12/31/2012		82,844,979	$2.36	to	$1.02	$184,742,026	0.38%	1.25%	to	2.30%	13.14%	to	11.97%
	12/31/2011		91,012,779	2.09	to	0.91	181,355,510	0.02	1.25	to	2.30	(11.95)	to	(12.85)
	12/31/2010		100,875,894	2.37	to	1.05	230,158,537	0.12	1.25	to	2.30	26.99	to	25.68
	12/31/2009		106,128,511	1.87	to	0.83	192,489,020	0.45	1.25	to	2.30	38.03	to	36.61
	12/31/2008		123,204,417	1.35	to	0.61	163,375,898	0.24	1.25	to	2.30	(40.36)	to	(40.97)
Fidelity VIP Value Strategies
	12/31/2012		39,762,549	1.66	to	0.98	63,915,663	0.38	1.25	to	2.30	25.49	to	24.19
	12/31/2011		39,998,649	1.32	to	0.79	51,498,720	0.72	1.25	to	2.30	(10.16)	to	(11.08)
	12/31/2010		42,840,562	1.47	to	0.89	61,568,664	0.30	1.25	to	2.30	24.78	to	23.50
	12/31/2009		45,271,627	1.18	to	0.72	52,231,295	0.36	1.25	to	2.30	55.21	to	53.62
	12/31/2008		49,976,391	0.76	to	0.47	37,313,777	0.49	1.25	to	2.30	(51.89)	to	(52.39)
Fidelity VIP Balanced
	12/31/2012		54,793,473	1.14	to	1.08	62,110,394	1.76	1.25	to	2.45	13.40	to	12.06
	12/31/2011		41,592,445	1.01	to	0.96	41,611,988	1.64	1.25	to	2.45	(5.01)	to	(6.12)
	12/31/2010		29,308,698	1.06	to	1.03	30,897,515	1.81	1.25	to	2.45	16.30	to	14.94
	12/31/2009		19,434,180	0.91	to	0.89	17,650,080	2.45	1.25	to	2.45	36.62	to	35.01
	12/31/2008	(1)	5,787,687	0.67	to	0.66	3,855,651	4.07	1.25	to	2.45	(33.33)	to	(33.85)
Franklin Income Securities
	12/31/2012		79,886,612	1.13	to	1.07	89,422,443	6.57	1.25	to	2.30	11.26	to	10.11
	12/31/2011		79,747,057	1.02	to	0.97	80,343,831	5.84	1.25	to	2.30	1.12	to	0.09
	12/31/2010		51,012,140	1.01	to	0.97	50,911,633	6.43	1.25	to	2.30	11.28	to	10.14
	12/31/2009		32,281,661	0.90	to	0.88	28,997,286	7.29	1.25	to	2.30	33.92	to	32.55
	12/31/2008		15,807,606	0.67	to	0.66	10,626,894	5.50	1.25	to	2.30	(30.53)	to	(31.24)
Mutual Shares Securities
	12/31/2012		19,845,970	0.90	to	0.85	17,747,627	1.97	1.25	to	2.30	12.83	to	11.66
	12/31/2011		25,630,046	0.80	to	0.76	20,354,056	2.44	1.25	to	2.30	(2.26)	to	(3.26)
	12/31/2010		21,478,554	0.82	to	0.79	17,488,056	1.65	1.25	to	2.30	9.82	to	8.70
	12/31/2009		13,129,790	0.75	to	0.73	9,746,295	2.01	1.25	to	2.30	24.49	to	23.22
	12/31/2008		9,560,602	0.60	to	0.59	5,714,459	3.08	1.25	to	2.30	(37.89)	to	(38.53)
Templeton Foreign Securities
	12/31/2012		45,335,538	0.94	to	0.89	42,159,918	3.01	1.25	to	2.30	16.77	to	15.56
	12/31/2011		50,837,730	0.81	to	0.77	40,565,078	1.69	1.25	to	2.30	(11.74)	to	(12.64)
	12/31/2010		44,712,323	0.91	to	0.88	40,497,956	1.82	1.25	to	2.30	7.07	to	5.97
	12/31/2009		36,456,694	0.85	to	0.83	30,890,820	2.65	1.25	to	2.30	35.35	to	33.96
	12/31/2008		20,514,605	0.63	to	0.62	12,872,321	2.57	1.25	to	2.30	(41.12)	to	(41.72)

252

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Templeton VIP Founding Funds Allocation
	12/31/2012		49,552,615	$1.52	to	$1.45	$74,880,837	2.72%	1.45%	to	2.60%	13.52%	to	12.24%
	12/31/2011		51,387,700	1.34	to	1.29	68,485,332	0.02	1.45	to	2.60	(3.07)	to	(4.16)
	12/31/2010		38,517,902	1.38	to	1.35	53,008,336	2.83	1.45	to	2.60	8.66	to	7.45
	12/31/2009		20,157,488	1.27	to	1.25	25,548,689	5.15	1.45	to	2.60	28.21	to	26.77
	12/31/2008	(1)	497,588	0.99	to	0.99	492,793	3.36	1.45	to	2.60	(0.94)	to	(1.10)
American Funds - Asset Allocation
	12/31/2012		78,510,292	1.27	to	1.23	99,662,366	2.06	1.60	to	2.75	14.35	to	13.07
	12/31/2011		66,434,995	1.11	to	1.09	73,809,996	2.23	1.60	to	2.75	(0.30)	to	(1.41)
	12/31/2010		35,193,817	1.12	to	1.10	39,248,180	3.78	1.60	to	2.75	10.73	to	9.50
	12/31/2009	(1)	737,632	1.01	to	1.01	743,695	0.15	1.60	to	2.75	1.88	to	1.75
American Funds - Bond
	12/31/2012		46,830,454	1.13	to	1.09	52,691,523	3.11	1.60	to	2.75	3.71	to	2.54
	12/31/2011		25,366,800	1.09	to	1.06	27,530,272	4.00	1.60	to	2.75	4.44	to	3.27
	12/31/2010		10,576,590	1.04	to	1.03	10,999,546	5.03	1.60	to	2.75	4.77	to	3.60
	12/31/2009	(1)	504,436	0.99	to	0.99	501,383	1.15	1.60	to	2.75	(0.68)	to	(0.81)
American Funds - Growth
	12/31/2012		26,481,581	1.28	to	1.24	33,844,878	0.89	1.60	to	2.60	16.02	to	14.89
	12/31/2011		18,016,158	1.10	to	1.08	19,853,494	0.69	1.60	to	2.60	(5.78)	to	(6.70)
	12/31/2010		9,149,836	1.17	to	1.16	10,710,517	1.19	1.60	to	2.60	16.81	to	15.68
	12/31/2009	(1)	220,128	1.00	to	1.00	220,838	0.36	1.60	to	2.60	1.70	to	1.59
American Funds - Growth-Income
	12/31/2012		17,004,716	1.24	to	1.20	20,963,500	1.85	1.60	to	2.60	15.62	to	14.49
	12/31/2011		11,511,986	1.07	to	1.05	12,283,296	1.80	1.60	to	2.60	(3.37)	to	(4.31)
	12/31/2010		6,347,241	1.11	to	1.09	7,014,042	2.72	1.60	to	2.60	9.67	to	8.61
	12/31/2009	(1)	79,507	1.01	to	1.01	80,190	2.23	1.60	to	2.60	2.21	to	2.10
American Funds - International
	12/31/2012		18,306,344	1.02	to	0.99	18,576,438	1.62	1.60	to	2.60	16.04	to	14.90
	12/31/2011		14,847,538	0.88	to	0.86	12,993,949	2.06	1.60	to	2.60	(15.32)	to	(16.14)
	12/31/2010		7,724,135	1.04	to	1.02	7,988,711	3.37	1.60	to	2.60	5.55	to	4.52
	12/31/2009	(1)	79,326	0.98	to	0.98	77,792	1.26	1.60	to	2.60	(0.22)	to	(0.33)
GE Investments Total Return
	12/31/2012		18,663,866	1.14	to	1.10	21,257,160	1.46	1.50	to	2.65	10.58	to	9.34
	12/31/2011		16,292,256	1.03	to	1.01	16,793,821	2.04	1.50	to	2.65	(4.53)	to	(5.60)
	12/31/2010		7,235,313	1.08	to	1.07	7,816,477	2.64	1.50	to	2.65	7.75	to	6.54
	12/31/2009	(1)	157,681	1.00	to	1.00	158,292	1.77	1.50	to	2.65	1.54	to	1.41

253

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Basic Value V.I.
	12/31/2012	14,266,398	$1.38	to	$1.56	$25,008,297	1.71%	1.25%	to	2.30%	12.63%	to	11.47%
	12/31/2011	17,166,666	1.22	to	1.40	26,488,505	1.72	1.25	to	2.30	(3.65)	to	(4.64)
	12/31/2010	19,062,536	1.27	to	1.46	30,418,099	1.60	1.25	to	2.30	11.41	to	10.27
	12/31/2009	21,465,550	1.14	to	1.33	30,704,585	2.07	1.25	to	2.30	29.52	to	28.19
	12/31/2008	24,774,917	0.88	to	1.04	27,222,322	2.15	1.25	to	2.30	(37.55)	to	(38.20)
BlackRock High Yield V.I.
	12/31/2012	4,567,351	2.10	to	1.78	9,321,248	6.57	1.25	to	2.30	14.23	to	13.05
	12/31/2011	4,524,797	1.83	to	1.57	8,116,402	6.96	1.25	to	2.30	2.06	to	1.01
	12/31/2010	5,412,329	1.80	to	1.56	9,521,080	7.69	1.25	to	2.30	13.94	to	12.77
	12/31/2009	5,838,853	1.58	to	1.38	9,048,158	9.33	1.25	to	2.30	54.69	to	53.10
	12/31/2008	6,376,867	1.02	to	0.90	6,401,759	9.40	1.25	to	2.30	(30.05)	to	(30.77)
BlackRock Global Allocation V.I.
	12/31/2012	12,057,417	2.30	to	2.36	20,528,709	1.45	1.25	to	2.30	8.91	to	7.79
	12/31/2011	13,957,453	2.12	to	2.19	21,811,783	2.03	1.25	to	2.30	(4.68)	to	(5.66)
	12/31/2010	16,160,417	2.22	to	2.32	26,976,246	1.16	1.25	to	2.30	8.70	to	7.58
	12/31/2009	17,739,388	2.04	to	2.16	27,612,347	1.90	1.25	to	2.30	19.71	to	18.48
	12/31/2008	18,420,989	1.71	to	1.82	24,025,516	2.48	1.25	to	2.30	(20.42)	to	(21.24)
Huntington VA Dividend Capture
	12/31/2012	2,751,810	1.10	to	1.04	3,013,918	4.83	1.30	to	2.30	10.03	to	8.95
	12/31/2011	1,553,141	1.00	to	0.96	1,546,148	4.85	1.30	to	2.30	5.70	to	4.67
	12/31/2010	627,981	0.94	to	0.91	590,931	5.56	1.30	to	2.30	13.65	to	12.54
	12/31/2009	169,080	0.83	to	0.81	140,072	—	1.30	to	2.30	23.50	to	22.29
	12/31/2008	47,418	0.67	to	0.66	31,769	12.63	1.30	to	2.30	(29.01)	to	(29.71)
Huntington VA Growth
	12/31/2012	605,066	0.86	to	0.82	519,888	0.38	1.30	to	2.30	9.03	to	7.95
	12/31/2011	489,126	0.79	to	0.76	385,947	0.16	1.30	to	2.30	(4.29)	to	(5.23)
	12/31/2010	387,784	0.83	to	0.80	319,095	0.19	1.30	to	2.30	8.45	to	7.40
	12/31/2009	143,438	0.76	to	0.74	108,693	—	1.30	to	2.30	14.47	to	13.35
	12/31/2008	87,352	0.67	to	0.66	57,838	1.51	1.30	to	2.30	(38.71)	to	(39.31)
Huntington VA Income Equity
	12/31/2012	208,268	0.92	to	0.87	191,077	4.90	1.30	to	2.30	9.30	to	8.23
	12/31/2011	116,877	0.84	to	0.81	98,070	2.87	1.30	to	2.30	5.69	to	4.66
	12/31/2010	114,543	0.80	to	0.77	90,986	3.10	1.30	to	2.30	10.36	to	9.28
	12/31/2009	87,478	0.72	to	0.70	63,043	—	1.30	to	2.30	20.05	to	18.88
	12/31/2008	19,602	0.60	to	0.59	11,767	6.99	1.30	to	2.30	(38.64)	to	(39.24)

254

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Huntington VA International Equity
	12/31/2012	3,156,605	$0.88	to	$0.84	$2,777,710	1.31%	1.30%	to	2.30%	12.56%	to	11.46%
	12/31/2011	2,663,917	0.78	to	0.75	2,083,626	1.13	1.30	to	2.30	(12.69)	to	(13.54)
	12/31/2010	2,184,422	0.90	to	0.87	1,956,123	1.47	1.30	to	2.30	7.78	to	6.73
	12/31/2009	761,629	0.83	to	0.81	633,019	0.05	1.30	to	2.30	31.76	to	30.47
	12/31/2008	270,243	0.63	to	0.62	170,367	4.28	1.30	to	2.30	(41.32)	to	(41.90)
Huntington VA Macro 100
	12/31/2012	253,118	0.90	to	0.85	226,187	0.68	1.30	to	2.30	9.19	to	8.11
	12/31/2011	193,265	0.82	to	0.79	158,168	0.63	1.30	to	2.30	(2.59)	to	(3.54)
	12/31/2010	129,864	0.84	to	0.82	109,128	1.16	1.30	to	2.30	12.65	to	11.55
	12/31/2009	3,368	0.75	to	0.73	2,521	—	1.30	to	2.30	20.30	to	19.13
	12/31/2008	—	0.62	to	0.61	—	—	1.30	to	2.30	(34.76)	to	(35.40)
Huntington VA Mid Corp America
	12/31/2012	998,007	1.07	to	1.02	1,067,703	0.29	1.30	to	2.30	13.11	to	12.00
	12/31/2011	676,758	0.95	to	0.91	640,880	0.51	1.30	to	2.30	(4.02)	to	(4.95)
	12/31/2010	531,787	0.99	to	0.96	525,304	0.79	1.30	to	2.30	21.23	to	20.04
	12/31/2009	200,640	0.82	to	0.80	163,727	—	1.30	to	2.30	32.51	to	31.21
	12/31/2008	32,319	0.62	to	0.61	19,905	1.41	1.30	to	2.30	(39.62)	to	(40.22)
Huntington VA Mortgage Securities
	12/31/2012	1,181,245	1.16	to	1.11	1,371,155	2.58	1.30	to	2.30	2.02	to	1.02
	12/31/2011	1,023,294	1.14	to	1.09	1,164,264	1.97	1.30	to	2.30	3.95	to	2.94
	12/31/2010	1,024,937	1.10	to	1.06	1,122,860	2.47	1.30	to	2.30	3.54	to	2.53
	12/31/2009	525,943	1.06	to	1.04	556,724	—	1.30	to	2.30	4.11	to	3.09
	12/31/2008	315,384	1.02	to	1.01	320,353	9.37	1.30	to	2.30	0.83	to	(0.15)
Huntington VA Real Strategies
	12/31/2012	1,429,078	0.86	to	0.81	1,218,903	0.25	1.30	to	2.30	2.99	to	1.98
	12/31/2011	1,112,369	0.83	to	0.80	921,536	0.17	1.30	to	2.30	(10.79)	to	(11.66)
	12/31/2010	722,168	0.93	to	0.90	670,398	0.26	1.30	to	2.30	20.58	to	19.41
	12/31/2009	254,198	0.77	to	0.76	195,817	—	1.30	to	2.30	33.01	to	31.71
	12/31/2008	43,826	0.58	to	0.57	25,378	2.15	1.30	to	2.30	(49.66)	to	(50.15)
Huntington VA Rotating Markets
	12/31/2012	1,065,218	0.93	to	0.88	982,066	1.73	1.30	to	2.30	5.56	to	4.52
	12/31/2011	824,268	0.88	to	0.84	720,050	0.35	1.30	to	2.30	5.47	to	4.44
	12/31/2010	708,867	0.83	to	0.81	587,623	1.55	1.30	to	2.30	5.96	to	4.93
	12/31/2009	93,483	0.79	to	0.77	73,042	—	1.30	to	2.30	31.66	to	30.38
	12/31/2008	14,465	0.60	to	0.59	8,632	2.59	1.30	to	2.30	(42.81)	to	(43.37)

255

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Huntington VA Situs
	12/31/2012		3,178,656	$1.16	to	$1.10	$3,678,626	—%	1.30%	to	2.30%	21.04%	to	19.86%
	12/31/2011		2,479,296	0.96	to	0.92	2,371,734	0.03	1.30	to	2.30	(2.18)	to	(3.13)
	12/31/2010		1,858,641	0.98	to	0.95	1,818,355	0.47	1.30	to	2.30	27.95	to	26.70
	12/31/2009		731,132	0.77	to	0.75	559,420	—	1.30	to	2.30	31.24	to	29.96
	12/31/2008		292,737	0.58	to	0.58	170,683	0.36	1.30	to	2.30	(41.99)	to	(42.56)
Huntington VA Balanced
	12/31/2012		17,649,696	1.41	to	1.34	24,762,868	1.53	1.30	to	2.45	8.09	to	6.88
	12/31/2011		16,918,857	1.30	to	1.26	21,977,647	0.99	1.30	to	2.45	0.38	to	(0.75)
	12/31/2010		13,139,744	1.30	to	1.27	17,021,932	0.13	1.30	to	2.45	9.02	to	7.80
	12/31/2009		3,034,212	1.19	to	1.18	3,608,610	0.23	1.30	to	2.45	16.28	to	14.98
	12/31/2008	(1)	27,365	1.02	to	1.02	28,018	0.21	1.30	to	2.45	2.42	to	2.25

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Expense Ratio	Inception Date
2.35%	May 1, 2008
2.45%	January 21, 2008
1.95%	January 21, 2008

256

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2011 Total Return Range
TA MFS International Equity	(19.80)% to (11.17)%
TA Clarion Global Real Estate Securities	(14.19)% to (6.90)%
TA AEGON High Yield Bond	(2.06)% to 3.48%
TA BlackRock Large Cap Value	(10.23)% to 1.47%
TA PIMCO Total Return	2.93% to 4.96%
TA AllianceBernstein Dynamic Allocation	(3.52)% to 0.56%
TA AEGON U.S. Government Securities	4.69% to 6.28%
TA T. Rowe Price Small Cap	(13.04)% to 0.44%
TA Morgan Stanley Active International Allocation	(22.29)% to (15.35)%
TA AEGON Money Market	(2.38)% to (0.86)%
TA Morgan Stanley Mid-Cap Growth	(19.69)% to (7.86)%
TA AEGON U.S. Government Securities - PM - SC	4.69% to 5.97%
TA Vanguard ETF Index - Balanced - SC	(4.50)% to 0.22%
TA Vanguard ETF Index - Growth - SC	(8.59)% to (2.35)%
TA BlackRock Global Allocation - SC	(10.82)% to (5.11)%
TA BlackRock Tactical Allocation - SC	(4.39)% to 2.47%
TA ProFunds UltraBear - OAM - SC	(21.52)% to (4.86)%
TA Janus Balanced - SC	(19.59)% to (11.95)%
TA Vanguard ETF Index - Conservative - SC	(1.80)% to 1.90%
TA Vanguard ETF Index - Aggressive Growth - SC	(12.56)% to (5.10)%
TA AEGON Tactical Vanguard ETF - Conservative - SC	(2.48)% to 0.48%
AllianceBernstein Balanced Wealth Strategy	(9.40)% to (4.49)%
Fidelity VIP Balanced	(11.09)% to (5.01)%
Franklin Income Securities	(5.82)% to 1.12%
American Funds - Asset Allocation	(6.77)% to (0.30)%
American Funds - Bond	2.99% to 4.44%
American Funds - Growth	(13.52)% to (5.78)%
American Funds - Growth-Income	(9.62)% to (3.37)%
GE Investments Total Return	(9.44)% to (4.53)%

Subaccount	2010 Total Return Range
TA Multi-Managed Balanced	12.42% to 22.59%

Subaccount	2009 Total Return Range
TA BlackRock Large Cap Value	11.16% to 23.06%
TA PIMCO Total Return	10.83% to 14.60%
TA Vanguard ETF Index - Balanced - SC	0.39% to 15.09%
TA Vanguard ETF Index - Growth - SC	1.01% to 21.66%
TA Efficient Markets - SC	0.48% to 16.35%
TA BlackRock Tactical Allocation - SC	0.90% to 20.85%

257

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	2008 Total Return Range
TA Asset Allocation - Conservative	(23.18)% to (2.03)%
TA Asset Allocation - Moderate	(27.86)% to (1.12)%
TA Asset Allocation - Moderate Growth	(34.44)% to (3.88)%
TA Small/Mid Cap Value	(42.06)% to (18.11)%
TA Multi-Managed Balanced	(34.10)% to (6.98)%
TA International Moderate Growth - SC	(37.75)% to (31.54)%

258

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

5. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
TA BlackRock Global Allocation - SC	0.10%
AllianceBernstein Balanced Wealth Strategy	0.20%
Franklin Templeton VIP Founding Funds Allocation	0.15%
American Funds - Asset Allocation	0.30%
American Funds - Bond	0.30%
American Funds - Growth	0.30%
American Funds - Growth-Income	0.30%
American Funds - International	0.30%
GE Investments Total Return	0.20%

6. Income Taxes

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

259

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

8. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC 820) defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

260

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 9.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and MidAmerica Management Corporation. Note 3.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 12.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Form of Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(a)	(5)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 48.

	(a)	(6)	Amended and Reinstated Principal Underwriting Agreement. Note 66

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.

	(b)	(1)	Form of Life Insurance Company Product Sales Agreement (TCI). Note 65.

(4)	(a)		Form of Policy for the Endeavor Variable Annuity. Note 3.

	(b)		Form of Policy Endorsement (Required Distributions). Note 3.

	(c)		Form of Policy Endorsement (Death Benefits). Note 4.

	(d)		Form of Policy Endorsement (Nursing Care). Note 7.

	(e)		Form of Policy Endorsement (Death Benefit). Note 8.

	(f)		Form of Policy for the Endeavor Variable Annuity. Note 10.

	(g)		Form of Policy Endorsement (Nursing Care). Note 10.

	(h)		Form of Policy for the Endeavor FI Variable Annuity. Note 11.

	(i)		Form of Policy Endorsement for the Endeavor FI (Nursing Care). Note 11.

	(j)		Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

	(k)		Form of Policy for the Endeavor Variable Annuity. Note 12.

	(l)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

	(m)		Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

(GMIB) Note 14.

	(n)		Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15.

	(o)		Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20.

	(p)		Form of Group Certificate for the Endeavor Variable Annuity. Note 20.

	(q)		Form of Individual Policy for the Endeavor Variable Annuity. Note 20.

	(r)		Form of Policy for the Separate Account VA B. Note 24.

	(s)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(t)		Form of Policy Endorsement (Initial Payment Guarantee). Note 24

	(u)		Form of Policy Rider (Managed Annuity Program), Note 26.

	(v)		Form of Individual Policy for the Separate Account VA B. Note 32.

	(w)		Form of Policy Rider (Liquidity Rider). Note 32.

	(x)		Form of Policy Rider (MAP II), Note 32.

	(y)		Form of Policy Rider (GPS) Note 37.

	(z)		Form of Policy Rider (5 for Life) Note 37.

	(aa)		Form of Rider (ADD+) Note 37.

	(bb)		Form of Rider (5 for Life-Growth - without Death Benefit) Note 39.

	(cc)		Form of Rider (5 for Life with Growth - with Death Benefit) Note 39.

	(dd)		Form of Rider (Income Select for Life). Note 41.

	(ee)		Form of Rider (Double Enhanced). Note 43.

	(ff)		Form of Rider (Retirement Income Choice). Note 43.

	(gg)		Form of Endorsement (Fund Facilitation Fee). Note 47.

	(hh)		Form of Policy Rider (Retirement Income Choice- Double withdrawal Base Benefit). Note 47.

	(ii)		Form of Policy Rider (Retirement Income Choice 1.2). Note 50.

	(jj)		Form of Policy Rider (Retirement Income Choice 1.4). Note 51.

	(kk)		Form of Policy Rider (Income Link). Note 54.

	(ll)		Form of Policy Rider (RIM). Note 57

	(mm)		Form of Policy Rider (Retirement Income Choice 1.6). Note 66

(5)	(a)		Form of Application for the Endeavor Variable Annuity. Note 11.

	(b)		Form of Application for the Endeavor FI Variable Annuity. Note 11.

	(c)		Form of Application for the Endeavor ML Variable Annuity. Note 11.

	(d)		Form of Application for the PFL Endeavor Variable Annuity. Note 12.

	(e)		Form of Application for the PFL Endeavor Variable Annuity. Note 14.

	(f)		Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

	(g)		Form of Group Master Application for the Endeavor Variable Annuity. Note 20.

	(h)		Form of Application for Transamerica Landmark Note 24.

	(i)		Form of Application for Transamerica Landmark ML. Note 24.

	(j)		Form of Application for Transamerica Landmark. Note 32.

	(k)		Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 32.

	(l)		Form of Application. Note 33.

	(m)		Form of Application Note 51.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3.

	(a)	(1)	Articles of Incorporation of Transamerica Life Insurance Company. Note 61.

	(a)	(2)	Articles of Incorporation of Transamerica Life Insurance Company. Note 55.

	(b)		Bylaws of PFL Life Insurance Company. Note 3.

	(b)	(1)	Bylaws of Transamerica Life Insurance Company. Note 61.

(7)			Reinsurance Agreement. Note 36.

(7)	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 50.

(7)	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 50.

(7)	(c)		Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 50.

(7)	(c)1		Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 50.

(7)	(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated - May 1, 2007. Note 50.

(7)	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 50.

(7)	(e)	(1)	Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated Dated December 30, 2008. Note 56.

(7)	(e)	(2)	Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 56.

(7)	(e)	(3)	Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 56.

(7)	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 50.

(7)	(g)

Reinsurance Agreement between Union Hamilton Reinsurance Ltd. and Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 53.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3.
	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 32.

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica), Note 36.

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica), Note 37.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 46

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 48.

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 50.

	(b)	(10)	Amendment No. 41 to Participation Agreement (TST). Note 52.

(8)	(b)	(11)	Amendment No. 42 to Participation Agreement (TST. Note 53.

	(b)	(12)	Amendment No. 43 to Participation Agreement (TST). Note 55.

	(b)	(13)	Amendment No. 44 to Participation Agreement (TST). Note 57

	(b)	(14)	Amendment No. 45 to Participation Agreement (TST). Note 58.

	(b)	(15)	Amendment No. 47 to Participation Agreement (TST). Note 63.

	(b)	(16)	Amendment No. 48 to Participation Agreement (TST). Note 64.

	(b)	(17)	Amended and Restated Participation Agreement (TST). Note 66

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3.

	(e)		Second Amendment to Administrative Services Agreement. Note 4.

	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

	(g)	(1)	Amendment to Participation Agreement (BlackRock). Note 64.

	(g)	(2)	Amendment No 1. to Participation Agreement (BlackRock). Note 64.

	(g)	(3)	Amendment of Agreements (BlackRock). Note 64.

	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

(8)	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 32.

	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 26

	(i)	(2)	Participation Agreement (Transamerica). Note 26

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 26

	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 20

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

(8)	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

(8)	(l)	(2)	Amendment No. 12 to Fund Participation Agreement (Janus Aspen Series). Note 56.

(8)	(l)	(3)	Amendment No. 13 to Fund Participation Agreement (Janus Aspen Series). Note 62.

(8)	(l)	(4)	Amendment No. 3 to Participation Agreement (Janus). Note 66.

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(m)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

	(m)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 48.

	(m)	(3)	Amendment to Participation Agreement (Alliance Bernstein). Note 59.

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 31.

	(n)	(2)	Amendment to Participation Agreement (AIM/INVESCO). Note 54.

	(n)	(3)	Amendment Participation Agreement (AIM/INVESCO). Note 56.

	(n)	(4)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 60.

	(n)	(5)	Amendment No. 12 to Participation Agreement (AIM/INVESCO). Note 66.

	(n)	(6)	Amendment No. 18 to Participation Agreement (AIM/INVESCO). Note 66.

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 32.

	(o)	(3)

Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 32.

(8)	(p)		Participation Agreement among STI Classic Variable Trust, SEI Investment Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

	(p)	(1)	Amendment No. 1 to Participation Agreement by and among STI Classic Variable Trust. SEI Investments Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

(8)	(q)

Participation Agreement between MTB Group of Funds, Edgewood Services, Inc, MTB Investment Advisors, Inc., Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Note 34.

	(q)	(1)	Amendment No. 1 to the Participation Agreement (MTB Group of Funds). Note 37.

(8)	(r)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 40.

	(r)	(1)	Amendment No. 7 to Participation Agreement (Fidelity Distributors Corporation) Note 64.

(8)	(s)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 50.

	(s)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 48.

	(s)	(2)	Amendment No. 4 to Participation Agreement (Franklin Templeton). Note 56.

	(s)	(3)	Amendment No. 5 to Participation Agreement (Franklin Templeton). Note 62.

	(s)	(4)	Amendment No. 2 to Participation Agreement (Franklin). Note 66.

	(s)	(5)	Amendment to Participation Agreement (Franklin). Note 66.

	(s)	(6)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 66.

(8)	(t)		Amendment No. 1 to Participation Agreement among Huntington VA Funds and Transamerica Life Insurance Company. Note 44.

	(t)	(1)	Amendment No. 2 to Participation Agreement (Huntington). Note 50.

	(t)	(2)	Amended and Restated Supplement Late Day Transmission Agreement 2007. Note 64.

	(t)	(3)	Amended and Restated Supplemental Late Day Transmission Agreement 2008. Note 64.

	(t)	(4)	Huntington Novation Agreement 2009. Note 64.

	(t)	(5)	Huntington Amendment of Agreements 2011. Note 64.

	(t)	(6)	Amended and Restated Supplement Late Day Transmission Agreement 2012. Note 64.

	(t)	(7)	Amendment to Participation Agreement (Huntington). Note 64.

(8)	(u)		Participation Agreement among Transamerica Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 52.

	(u)	(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 52.

	(u)	(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 52.

(8)	(v)		Participation Agreement By and Among Transamerica Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 52

	(v)	(1)	Amendment No. 1 to Participation Agreement (GE). Note 59.

(9)		Opinion and Consent of Counsel. Note 68.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 68.

	(b)	Opinion and Consent of Actuary. Note 40.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Performance Data Calculations. Note 40.

(14)		Powers of Attorney. Craig D. Vermie, Arthur C. Schneider, Eric J. Martin, Brenda K. Clancy, Mark Mullin, Karen R. Wright. Note 67.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 3.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 4.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.
Note 5.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 6.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.
Note 7.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.
Note 9.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.
Note 10.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.
Note 11.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.
Note 12.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.
Note 13.	Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.
Note 14.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.
Note 15.	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.
Note 16.	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post Effective Amendment 30 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2002.
Note 31.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (333-76230) on April 29, 2002.
Note 32.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 33.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2003.
Note 34.	Filed with Post-Effective Amendment No. 36 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 37 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2005.
Note 38.	Filed with Post-Effective Amendment No. 38 to this Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 40.	Filed with Post-Effective Amendment No. 40 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2006.
Note 41.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-131987) Filed on July 19, 2006.
Note 42.	Filed with Post-Effective Amendment No. 41 to this Form N-4 Registration Statement (File No. 33-33085) on April 26, 2007.
Note 43.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) Filed on September 21, 2007.
Note 44.	Filed with Post-Effective Amendment No. 42 to this Form N-4 Registration Statement (File No. 33-33085) on December 21, 2007.
Note 45.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 46.	Filed with Post-Effective Amendment No. 43 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 2008.
Note 47.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.
Note 48.	Filed with Post-Effective Amendment No. 44 to this Form N-4 Registration Statement (File No. 33-33085) on November 6, 2008.
Note 49.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-156259) filed on December 18, 2008.
Note 50.	Filed with Post-Effective Amendment No. 45 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 2009.
Note 51.	Incorporated herein by reference to Post-Effective Amendment to Form N-4 Registration Statement No. 9 (File No. 333-142762) filed on August 31, 2009.
Note 52.	Filed with Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) dated November 19, 2009.
Note 53.	Filed with Post-Effective Amendment No. 48 to Form N-4 Registration Statement (File No. 33-33085) dated April 23, 2010.
Note 54.	Filed with Post-Effective Amendment No. 49 to Form N-4 Registration Statement (File No. 33-33085) dated August 6, 2010.
Note 55.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 56.	Filed with Post-Effective Amendment No. 50 to Form N-4 Registration Statement (File No. 33-33085) dated February 15, 2011.
Note 57.	Filed with Post-Effective Amendment No. 51 to Form N-4 Registration Statement (File No. 33-33085) dated April 25, 2011.
Note 58.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173285) filed on June 8, 2011.
Note 59.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.
Note 60.	Filed with Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 33-33085) on October 7, 2011.
Note 61.	Incorporated herein by reference to Initial Filing on Form N-4 Registration (File No. 333-62738) filed on June 11, 2001.
Note 62.	Filed with Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 33-33085) filed on April 17, 2012.
Note 63.	Filed with Post-Effective Amendment No. 55 to Form N-4 Registration Statement (File No. 33-33085) filed on June 22, 2012.
Note 64.	Filed with Post-Effective Amendment No. 57 to Form N-4 Registration Statement (File No. 33-33085) filed on September 10, 2012.
Note 65.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.
Note 66.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.
Note 67.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-187910) filed on April 15, 2013.

Note 68.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices With Depositor

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Senior Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and President

Karen R. Wright 400 West Market St. Louisville, KY 40202	Treasurer and Vice President

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B -Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	Partners: AEGON USA Realty Advisors, LLC (99%); AEGON-CMF GP, LLC (1%)	Investment in mortgages

AEGON Direct & Affinity Marketing Services Australia Pty Limited	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct & Affinity Marketing Services Co., Ltd.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct & Affinity Marketing Services (Thailand) Limited	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (86.0457%) ; Monumental Life Insurance Company (13.9543%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	Partners: Transamerica Affordable Housing - 0.05% General Partner; non-AEGON affiliate, Jamboree Housing Corporation - 0.05% Managing General Partner; Transamerica Life Insurance Company - 67% Limited Partner; Monumental Life Insurance Company - 32% Limited Partner	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Monumental Life Insurance Company; 0.01% Transamerica Affordable Housing, Inc.	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark Consulting, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Investment Advisors, Inc.	Delaware	100% Diversified Retirement Corporation	Investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.3%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable Housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Members: Garnet Community Investment XXXII, LLC (0.01%); non-affiliates of AEGON: New York Life Insurance Company (50.38%); New York Life Insurance Annuity Corporation (49.61%)	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Garnet LIHTC Fund XXXVI, LLC	Delaware	Sole Member - Garnet Community Investments XXXVI, LLC	Investments

Garnet LIHTC Fund XXXVII, LLC	Delaware	Sole Member - Garnet Community Investments XXXIII, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Hadley Apartments, LLC	Massachusetts	Members: Garnet LIHTC Fund XV, LLC (99.99% investor member); Transamerica Affordable Housing, Inc. (non-owner manager); Main South Community Development Corporation , a non-affiliate of AEGON (.01% special member)	affordable housing

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable Housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable Housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)	affordable housing

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment

IWA Commercial Venture, LLC	Georgia	Members: Investors Warranty of America, Inc. (99.9%); non-AEGON affiliate, Rooker/Commerce 962, LLC	Maintain property tax abatement

LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company

McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Monumental Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda

Partners are: Transamerica Life

Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.

Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund I, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund II, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member-PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants Private Limited	India	99.95% AEGON DMS Holding B.V.; non-AEGON affiliate, Keshav Sunderraj owns .05%	Marketing consultant

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - will primarily write fixed universal life and term insurance

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	To provide education and information regarding retirement and economic issues.

Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement Plan Services

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Yarra Rapids Management, LLC is the non-owner Manager	Real estate investments

Yarra Rapids Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Company organized for the intention of real estate investments but no business at this time

Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (82.35%); Monumental Life Insurance Company (16.16%); Transamerica Financial Life Insurance Company (1.49%) Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.    Number of Policyowners

As of February 28, 2013 there were 108,968 Owners of the Policies for LandmarkSM Variable Annuity; and 3,142 Owners of the Policies for the Members® LandmarkSM Variable Annuity.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA QQ, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Margaret A. Cullem-Fiore	(5)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Christy Post-Rissin	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Karen R. Wright	(3)	Treasurer

Karen D. Heburn	(5)	Vice President

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$195,879,825	0	0	0

(1)	Fiscal Year 2012

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 22nd day of April, 2013.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mark W. Mullin*	Director and Chairman of the Board	, 2013
Craig D. Vermie*	Director, Senior Vice President, Secretary and General Counsel	, 2013
Arthur C. Schneider*	Director, Chief Tax Officer and Senior Vice President	, 2013
Eric J. Martin*	Senior Vice President and Corporate Controller	, 2013
Brenda K. Clancy*	Director and President	, 2013
C. Michiel van Katwijk*	Director, Senior Vice President and Chief Financial Officer	, 2013
/s/Darin D. Smith Darin D. Smith	Assistant Secretary and Managing Assistant General Counsel	April 22, 2013

*By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

9	Opinion and Consent of Counsel

10	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.